                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-6067
                                    -------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
-------------------------------------------------------------------------------
                  (Address of principal executive offices)        (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
             1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CA 90401
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2004

EXPLANATORY NOTE: This Form N-CSR/A for Dimensional Investment Group Inc. (the "Registrant") is being filed solely to reflect changes to the annual report for the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (collectively, the "Global Portfolios"). The annual reports for the other portfolios of the Registrant are contained in the Form N-CSR filed on February 7, 2005 (Accession Number 0001047469-05-002609) and are not amended or modified in any way by this Form N-CSR/A. This Form N-CSR/A also updates
Item 10 "Controls and Procedures" and Item 11 "Exhibits" with respect to the Global Portfolios as required. Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N-CSR filed on February 7, 2005 is being amended by this Form N-CSR/A.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                        Dimensional Investment Group Inc.

                             Global Equity Portfolio
                             Global 60/40 Portfolio
                             Global 25/75 Portfolio

                                 Class R Shares
                           Institutional Class Shares

                                  Annual Report


                         Period Ended November 30, 2004

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                               --------
DIMENSIONAL INVESTMENT GROUP INC.
      Performance Charts                                                              1
      Management's Discussion and Analysis                                            3
      Disclosure of Fund Expenses                                                     6
      Schedules of Investments                                                        8
         Global Equity Portfolio                                                      8
         Global 60/40 Portfolio                                                       9
         Global 25/75 Portfolio                                                      11
      Statements of Assets and Liabilities                                           13
      Statements of Operations                                                       14
      Statements of Changes in Net Assets                                            15
      Financial Highlights                                                           16
      Notes to Financial Statements                                                  18
      Report of Independent Registered Certified Public Accounting Firm              24

THE DFA INVESTMENT TRUST COMPANY
      Performance Charts                                                             25
      Disclosure of Fund Expenses                                                    30
      Disclosure of Portfolio Holdings                                               32
      Schedules of Investments                                                       36
         The U.S. Large Company Series                                               36
         The U.S. Large Cap Value Series                                             41
         The U.S. Small Cap Series                                                   44
         The DFA International Value Series                                          71
         The Japanese Small Company Series                                           77
         The Pacific Rim Small Company Series                                        88
         The United Kingdom Small Company Series                                     91
         The Continental Small Company Series                                        97
         The Emerging Markets Series                                                102
         The Emerging Markets Small Cap Series                                      106
         The DFA Two-Year Global Fixed Income Series                                110
      Statements of Assets and Liabilities                                          112
      Statements of Operations                                                      114
      Statements of Changes in Net Assets                                           117
      Financial Highlights                                                          120
      Notes to Financial Statements                                                 126
      Report of Independent Registered Certified Public Accounting Firm             134

DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts                                                            135
      Management's Discussion and Analysis                                          136
      Disclosure of Fund Expenses                                                   140
      Disclosure of Portfolio Holdings                                              141

                                                                                 PAGE
                                                                               --------
      Schedules of Investments                                                      143
         DFA Real Estate Securities Portfolio                                       143
         Large Cap International Portfolio                                          145
         DFA Five-Year Global Fixed Income Portfolio                                150
      Statements of Assets and Liabilities                                          152
      Statements of Operations                                                      153
      Statements of Changes in Net Assets                                           154
      Financial Highlights                                                          155
      Notes to Financial Statements                                                 157
      Report of Independent Registered Certified Public Accounting Firm             163

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
      Performance Charts                                                            164
      Management's Discussion and Analysis                                          165
      Disclosure of Fund Expenses                                                   167
      Disclosure of Portfolio Holdings                                              168
      Summary Schedule of Portfolio Holdings                                        169
      Statement of Assets and Liabilities                                           174
      Statement of Operations                                                       175
      Statements of Changes in Net Assets                                           176
      Financial Highlights                                                          177
      Notes to Financial Statements                                                 178
      Report of Independent Registered Certified Public Accounting Firm             182

FUND MANAGEMENT                                                                     183

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                         189

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

DFA GLOBAL EQUITY PORTFOLIO CLASS R VS.
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                DFA GLOBAL EQUITY       MSCI WORLD INDEX
                PORTFOLIO CLASS R       (NET DIVIDENDS)
12/24/2003         $    10,000            $    10,000
12/31/2003         $    10,180            $    10,196
 1/31/2004         $    10,410            $    10,359
 2/29/2004         $    10,640            $    10,533
 3/31/2004         $    10,676            $    10,463
 4/30/2004         $    10,366            $    10,248
 5/31/2004         $    10,446            $    10,342
 6/30/2004         $    10,768            $    10,554
 7/31/2004         $    10,356            $    10,210
 8/31/2004         $    10,396            $    10,254
 9/30/2004         $    10,692            $    10,448
10/31/2004         $    10,913            $    10,704
11/30/2004         $    11,618            $    11,266

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                          16.18%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International.

[CHART]

DFA GLOBAL 60/40 PORTFOLIO CLASS R VS.
LEHMAN AGGREGATE INDEX,
MSCI WORLD INDEX (NET DIVIDENDS) AND
GLOBAL 60/40 COMPOSITE INDEX (MSCI/LEHMAN)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                DFA GLOBAL 60/40      MSCI WORLD INDEX            LEHMAN            GLOBAL 60/40 COMPOSITE
                PORTFOLIO CLASS R     (NET DIVIDENDS)         AGGREGATE INDEX         INDEX (MSCI/LEHMAN)
12/24/2003          $   10,000           $   10,000             $   10,000                 $   10,000
12/31/2003          $   10,110           $   10,196             $    9,994                 $   10,115
 1/31/2004          $   10,190           $   10,359             $   10,074                 $   10,245
 2/29/2004          $   10,350           $   10,533             $   10,183                 $   10,392
 3/31/2004          $   10,398           $   10,463             $   10,259                 $   10,382
 4/30/2004          $   10,137           $   10,248             $    9,992                 $   10,146
 5/31/2004          $   10,167           $   10,342             $    9,952                 $   10,185
 6/30/2004          $   10,370           $   10,554             $   10,008                 $   10,334
 7/31/2004          $   10,159           $   10,210             $   10,107                 $   10,172
 8/31/2004          $   10,239           $   10,254             $   10,300                 $   10,277
 9/30/2004          $   10,414           $   10,448             $   10,328                 $   10,404
10/31/2004          $   10,555           $   10,704             $   10,415                 $   10,592
11/30/2004          $   10,928           $   11,266             $   10,332                 $   10,892

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                             9.29%

- THE GLOBAL 60/40 COMPOSITE INDEX (MSCI/LEHMAN) IS AN UNMANAGED HYPOTHETICAL INDEX COMPOSED OF 60% MSCI WORLD INDEX (NET DIVIDENDS) AND 40% LEHMAN AGGREGATE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International. Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA GLOBAL 25/75 PORTFOLIO CLASS R VS.
GLOBAL 25/75 COMPOSITE INDEX (MSCI/LEHMAN),
LEHMAN AGGREGATE INDEX AND
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                    GLOBAL 25/75
                            DFA GLOBAL 25/75       COMPOSITE INDEX          LEHMAN      MSCI WORLD INDEX
                            PORTFOLIO CLASS R       (MSCI/LEHMAN)      AGGREGATE INDEX   (NET DIVIDENDS)
12/24/2003                     $       10,000      $        10,000     $        10,000  $         10,000
12/31/2003                     $       10,040      $        10,044     $         9,994  $         10,196
 1/31/2004                     $       10,130      $        10,145     $        10,074  $         10,359
 2/29/2004                     $       10,240      $        10,270     $        10,183  $         10,533
 3/31/2004                     $       10,292      $        10,310     $        10,259  $         10,463
 4/30/2004                     $       10,062      $        10,056     $         9,992  $         10,248
 5/31/2004                     $       10,062      $        10,049     $         9,952  $         10,342
 6/30/2004                     $       10,150      $        10,143     $        10,008  $         10,554
 7/31/2004                     $       10,090      $        10,136     $        10,107  $         10,210
 8/31/2004                     $       10,191      $        10,292     $        10,300  $         10,254
 9/30/2004                     $       10,262      $        10,362     $        10,328  $         10,448
10/31/2004                     $       10,353      $        10,490     $        10,415  $         10,704
11/30/2004                     $       10,444      $        10,565     $        10,332  $         11,266

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                             4.44%

- THE GLOBAL 25/75 COMPOSITE INDEX (MSCI/LEHMAN) IS AN UNMANAGED HYPOTHETICAL INDEX COMPOSED OF 25% MSCI WORLD INDEX (NET DIVIDENDS) AND 75% LEHMAN AGGREGATE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International. Lehman Aggregate Index courtesy of Lehman Brothers, INC.

[CHART]

DFA GLOBAL EQUITY PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                    DFA GLOBAL EQUITY PORTFOLIO     MSCI WORLD INDEX
                    INSTITUTIONAL CLASS             (NET DIVIDENDS)
12/24/2003                  $      10,000             $    10,000
12/31/2003                  $      10,180             $    10,196
 1/31/2004                  $      10,420             $    10,359
 2/29/2004                  $      10,640             $    10,533
 3/31/2004                  $      10,677             $    10,463
 4/30/2004                  $      10,377             $    10,248
 5/31/2004                  $      10,447             $    10,342
 6/30/2004                  $      10,781             $    10,554
 7/31/2004                  $      10,369             $    10,210
 8/31/2004                  $      10,409             $    10,254
 9/30/2004                  $      10,709             $    10,448
10/31/2004                  $      10,941             $    10,704
11/30/2004                  $      11,646             $    11,266

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                            16.46%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International.

[CHART]

DFA GLOBAL 60/40 PORTFOLIO INSTITUTIONAL CLASS VS.
LEHMAN AGGREGATE INDEX,
GLOBAL 60/40 COMPOSITE INDEX (MSCI/LEHMAN) AND
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                                          GLOBAL 60/40
                   DFA GLOBAL 60/40 PORTFOLIO                            COMPOSITE INDEX   MSCI WORLD INDEX
                      INSTITUTIONAL CLASS       LEHMAN AGGREGATE INDEX    (MSCI/LEHMAN)     (NET DIVIDENDS)
12/24/2003                     $       10,000           $       10,000   $        10,000   $         10,000
12/31/2003                     $       10,110           $        9,994   $        10,115   $         10,196
 1/31/2004                     $       10,190           $       10,074   $        10,245   $         10,359
 2/29/2004                     $       10,350           $       10,183   $        10,392   $         10,533
 3/31/2004                     $       10,399           $       10,259   $        10,382   $         10,463
 4/30/2004                     $       10,138           $        9,992   $        10,146   $         10,248
 5/31/2004                     $       10,178           $        9,952   $        10,185   $         10,342
 6/30/2004                     $       10,376           $       10,008   $        10,334   $         10,554
 7/31/2004                     $       10,155           $       10,107   $        10,172   $         10,210
 8/31/2004                     $       10,235           $       10,300   $        10,277   $         10,254
 9/30/2004                     $       10,416           $       10,328   $        10,404   $         10,448
10/31/2004                     $       10,557           $       10,415   $        10,592   $         10,704
11/30/2004                     $       10,941           $       10,332   $        10,892   $         11,266

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                             9.41%

- THE GLOBAL 60/40 COMPOSITE INDEX (MSCI/LEHMAN) IS AN UNMANAGED HYPOTHETICAL INDEX COMPOSED OF 60% MSCI WORLD INDEX (NET DIVIDENDS) AND 40% LEHMAN AGGREGATE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International. Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA GLOBAL 25/75 PORTFOLIO INSTITUTIONAL CLASS VS.
GLOBAL 25/75 COMPOSITE INDEX (MSCI/LEHMAN),
LEHMAN AGGREGATE INDEX AND
MSCI WORLD INDEX (NET DIVIDENDS)
DECEMBER 24, 2003-NOVEMBER 30, 2004

GROWTH OF $10,000

               DFA GLOBAL 25/75 PORTFOLIO             GLOBAL 25/75 COMPOSITE     MSCI WORLD INDEX           LEHMAN
                  INSTITUTIONAL CLASS                   INDEX (MSCI/LEHMAN)      (NET DIVIDENDS)        AGGREGATE INDEX
12/24/2003              $   10,000                         $   10,000             $   10,000             $   10,000
12/31/2003              $   10,040                         $   10,044             $   10,196             $   9,994
 1/31/2004              $   10,130                         $   10,145             $   10,359             $   10,074
 2/29/2004              $   10,240                         $   10,270             $   10,533             $   10,183
 3/31/2004              $   10,299                         $   10,310             $   10,463             $   10,259
 4/30/2004              $   10,079                         $   10,056             $   10,248             $   9,992
 5/31/2004              $   10,079                         $   10,049             $   10,342             $   9,952
 6/30/2004              $   10,170                         $   10,143             $   10,554             $   10,008
 7/31/2004              $   10,110                         $   10,136             $   10,210             $   10,107
 8/31/2004              $   10,211                         $   10,292             $   10,254             $   10,300
 9/30/2004              $   10,291                         $   10,362             $   10,448             $   10,328
10/31/2004              $   10,372                         $   10,490             $   10,704             $   10,415
11/30/2004              $   10,473                         $   10,565             $   11,266             $   10,332

   AVERAGE ANNUAL         FROM
   TOTAL RETURN        12/24/2003
   ------------------------------
                             4.73%

- THE GLOBAL 25/75 COMPOSITE INDEX (MSCI/LEHMAN) IS AN UNMANAGED HYPOTHETICAL INDEX COMPOSED OF 25% MSCI WORLD INDEX (NET DIVIDENDS) AND 75% LEHMAN AGGREGATE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI World Index courtesy of Morgan Stanley Capital International. Lehman Aggregate Index courtesy of Lehman Brothers, INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

DFA GLOBAL EQUITY PORTFOLIO INSTITUTIONAL CLASS

     The DFA Global Equity Portfolio Institutional Class seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, and international funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series (collectively, the "Equity Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Equity Underlying Fund to stocks with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country.

     From fund inception on December 24, 2003 through November 30, 2004, total returns were 16.46% for the DFA Global Equity Portfolio Institutional Class and 11.05% for the MSCI World Index (net dividends). Relative to the MSCI World Index (net dividends), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and greater exposure to small company stocks as measured by market capitalization. As of November 30, 2004, Equity Underlying Funds with value characteristics accounted for approximately 35% of Portfolio assets and Equity Underlying Funds with small company characteristics accounted for approximately 28% of Portfolio assets.

DFA GLOBAL EQUITY PORTFOLIO CLASS R

     The DFA Global Equity Portfolio Class R seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, and international funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series (collectively, the "Equity Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Equity Underlying Fund to stocks with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country.

     From fund inception on December 24, 2003 through November 30, 2004, total returns were 16.18% for the DFA Global Equity Portfolio Class R and 11.05% for the MSCI World Index (net dividends). Relative to the MSCI World Index (net dividends), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and greater exposure to small company stocks as measured by market capitalization. As of November 30, 2004, Equity Underlying Funds with value characteristics accounted for approximately 35% of Portfolio assets and Equity Underlying Funds with small company characteristics accounted for approximately 28% of Portfolio assets.

DFA GLOBAL 60/40 PORTFOLIO INSTITUTIONAL CLASS

     The DFA Global 60/40 Portfolio Institutional Class seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic equity funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, international equity funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series, and fixed income funds include The DFA Two-Year Global Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Underlying Fund to equity or fixed income securities with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry or country.

     From Portfolio inception on December 24, 2003 through November 30, 2004, total returns were 9.41% for the DFA Global 60/40 Portfolio Institutional Class and 7.69% for a hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Lehman Aggregate Index. Relative to this hypothetical 60/40 Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and greater exposure to small company stocks as measured by market capitalization. As of November 30, 2004, Equity Underlying Funds with value characteristics accounted for approximately 21% of Portfolio assets and Equity Underlying Funds with small company characteristics accounted for approximately 17% of Portfolio assets.

DFA GLOBAL 60/40 PORTFOLIO CLASS R

     The DFA Global 60/40 Portfolio Class R seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic equity funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, international equity funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series, and fixed income funds include The DFA Two-Year Global Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Underlying Fund to equity or fixed income securities with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry or country.

     From Portfolio inception on December 24, 2003 through November 30, 2004, total returns were 9.29% for the DFA Global 60/40 Portfolio Class R and 7.69% for a hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Lehman Aggregate Index. Relative to this hypothetical 60/40 Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio and greater exposure to small company stocks as measured by market capitalization. As of November 30, 2004, Equity Underlying Funds with value characteristics accounted for approximately 21% of Portfolio assets and Equity Underlying Funds with small company characteristics accounted for approximately 17% of Portfolio assets.

DFA GLOBAL 25/75 PORTFOLIO INSTITUTIONAL CLASS

     The DFA Global 25/75 Portfolio Institutional Class seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic equity funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, international equity funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series, and fixed income funds include The DFA Two-Year Global Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Underlying Fund to equity or fixed income securities with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry or country.

     From Portfolio inception on December 24, 2003 through November 30, 2004, total returns were 4.73% for the DFA Global 25/75 Portfolio Institutional Class and 5.19% for a hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Lehman Aggregate Index. Relative to this hypothetical 25/75 Index, underperformance of the Portfolio was primarily due to greater exposure to fixed income securities with shorter average maturity. As of November 30, 2004, The DFA Two-Year Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio each accounted for approximately 37.5% of Portfolio assets.

DFA GLOBAL 25/75 PORTFOLIO CLASS R

     The DFA Global 25/75 Portfolio Class R seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors Inc. As of the date of this report, domestic equity funds include The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, and DFA Real Estate Securities Portfolio, international equity funds include Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc., and The Emerging Markets Small Cap Series, and fixed income funds include The DFA Two-Year Global Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio (collectively, the "Equity and Fixed Income Underlying Funds").

     The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure in each Underlying Fund to equity or fixed income securities with desired asset class characteristics. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry or country.

     From Portfolio inception on December 24, 2003 through November 30, 2004, total returns were 4.44% for the DFA Global 25/75 Portfolio Class R and 5.19% for a hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Lehman Aggregate Index. Relative to this hypothetical 25/75 Index, underperformance of the Portfolio was primarily due to greater exposure to fixed income securities with shorter average maturity. As of November 30, 2004, The DFA Two-Year Fixed Income Series and The DFA Five-Year Global Fixed Income Portfolio each accounted for approximately 37.5% of Portfolio assets.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the period from December 24, 2003 to November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                   BEGINNING       ENDING                        EXPENSES
                                    ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                                     VALUE          VALUE         EXPENSE         DURING
GLOBAL EQUITY PORTFOLIO             6/1/04        11/30/04         RATIO          PERIOD*
-----------------------          ------------   ------------    -----------    ------------
GLOBAL EQUITY PORTFOLIO
Actual Fund Return
   Class R Shares                $   1,000.00   $   1,114.20           0.96%   $       5.05
   Institutional Class Shares    $   1,000.00   $   1,114.70           0.68%   $       3.60
Hypothetical 5% Return
   Class R Shares                $   1,000.00   $   1,020.23           0.96%   $       4.82
   Institutional Class Shares    $   1,000.00   $   1,021.60           0.68%   $       3.44

                                   BEGINNING       ENDING                        EXPENSES
                                    ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                                     VALUE         VALUE          EXPENSE         DURING
GLOBAL 60/40 PORTFOLIO              6/1/04        11/30/04         RATIO          PERIOD*
-----------------------          ------------   ------------    -----------    ------------
Actual Fund Return
   Class R Shares                $   1,000.00   $   1,074.80           1.09%   $       5.66
   Institutional Class Shares    $   1,000.00   $   1,074.90           0.68%   $       3.52
Hypothetical 5% Return
   Class R Shares                $   1,000.00   $   1,019.54           1.09%   $       5.51
   Institutional Class Shares    $   1,000.00   $   1,021.61           0.68%   $       3.43

GLOBAL 25/75 PORTFOLIO
Actual Fund Return
   Class R Shares                $   1,000.00   $   1,038.00           1.01%   $       5.13
   Institutional Class Shares    $   1,000.00   $   1,039.10           1.08%   $       5.52
Hypothetical 5% Return
   Class R Shares                $   1,000.00   $   1,019.97           1.01%   $       5.09
   Institutional Class Shares    $   1,000.00   $   1,019.59           1.08%   $       5.46

----------

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL EQUITY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                                    VALUE+
                                                                                                --------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (24.8%)
      (Cost $45,793,029)                                                                        $   48,277,535
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (24.9%)
      (2,610,152 Shares, Cost $44,415,819)                                                          48,418,317
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (17.9%)
      (2,168,197 Shares, Cost $31,687,595)                                                          34,886,294
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (9.9%)
      (1,203,881 Shares, Cost $16,982,052)                                                          19,310,254
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (2.7%)
      (Cost $4,903,600)                                                                              5,218,090
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (1.3%)
      (Cost $2,178,357)                                                                              2,491,642
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (2.0%)
      (Cost $3,445,690)                                                                              3,902,173
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (4.0%)
      (Cost $6,504,214)                                                                              7,801,409
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (2.0%)
      (Cost $3,217,373)                                                                              3,886,647
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (1.0%)
      (Cost $1,622,143)                                                                              1,942,041
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (2.0%)
      (168,874 Shares, Cost $3,330,236)                                                              3,887,481
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (5.0%)
      (556,700 Shares, Cost $8,842,521)                                                              9,636,472
Investment in Dimensional Emerging Markets Value Fund Inc. (2.0%)
      (141,868 Shares, Cost $3,205,439)                                                              3,911,309

                                                                                   FACE
                                                                                  AMOUNT
                                                                                  (000)
                                                                                  ------
Temporary Cash Investments (0.5%)
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $885,000 FHLMC Notes 4.20%, 10/20/09, valued at $888,797) to be repurchased at $879,046
   (Cost $879,000)                                                            $          879           879,000
                                                                                                --------------
      Total Investments (100%) (Cost $177,007,068)                                              $  194,448,664
                                                                                                ==============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL 60/40 PORTFOLIO

                                NOVEMBER 30, 2004

                                                                                                    VALUE+
                                                                                                --------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (14.5%)
      (Cost $14,673,394)                                                                        $   15,459,216
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (14.5%)
      (835,749 Shares, Cost $14,246,516)                                                            15,503,146
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (10.4%)
      (693,202 Shares, Cost $10,099,234)                                                            11,153,623
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (5.8%)
      (385,612 Shares, Cost $5,466,716)                                                              6,185,222
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (1.6%)
      (Cost $1,586,181)                                                                              1,670,108
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (0.7%)
      (Cost $700,275)                                                                                  800,778
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (1.2%)
      (Cost $1,109,544)                                                                              1,251,909
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (2.3%)
      (Cost $2,085,020)                                                                              2,488,390
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (1.2%)
      (Cost $1,042,736)                                                                              1,247,047
Investment in The Emerging Markets Small Cap Series of DFA
   Investment Trust Company (0.6%)
      (Cost $525,233)                                                                                  624,592
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company (19.4%)
      (2,073,319 Shares, Cost $20,776,455)                                                          20,712,460
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (1.2%)
      (54,183 Shares, Cost $1,078,977)                                                               1,247,303
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (2.9%)
      (178,410 Shares, Cost $2,836,886)                                                              3,088,272
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc. (19.4%)
      (1,972,517 Shares, Cost $20,716,440)                                                          20,711,431

                                                                                                    VALUE+
                                                                                                --------------
Investment in Dimensional Emerging Markets Value Fund Inc. (1.2%)
      (45,306 Shares, Cost $1,032,985)                                                          $    1,249,080

                                                                                    FACE
                                                                                   AMOUNT
                                                                                    (000)
                                                                                   ------
Temporary Cash Investments (3.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $3,355,000 FHLMC Notes 4.20%, 10/20/09, valued at $3,369,393) to be repurchased at $3,334,174
   (Cost $3,334,000)                                                          $        3,334         3,334,000
                                                                                                --------------
      Total Investments (100%) (Cost $101,310,592)                                              $  106,726,577
                                                                                                ==============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                             SCHEDULE OF INVESTMENTS

                             GLOBAL 25/75 PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                                     VALUE+
                                                                                                --------------
Investment in The U.S. Large Company Series of The DFA
   Investment Trust Company (6.1%)
      (Cost $1,819,704)                                                                         $    1,930,653
Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company (6.1%)
      (104,379 Shares, Cost $1,761,685)                                                              1,936,236
Investment in The U.S. Small Cap Series of The DFA
   Investment Trust Company (4.4%)
      (86,575 Shares, Cost $1,241,746)                                                               1,392,994
Investment in The DFA International Value Series of The DFA
   Investment Trust Company (2.4%)
      (48,158 Shares, Cost $674,581)                                                                   772,450
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (0.7%)
      (Cost $197,040)                                                                                  208,558
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (0.3%)
      (Cost $85,818)                                                                                   100,009
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (0.5%)
      (Cost $137,344)                                                                                  156,373
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (1.0%)
      (Cost $256,773)                                                                                  310,795
Investment in The Emerging Markets Series of The DFA
   Investment Trust Company (0.5%)
      (Cost $128,131)                                                                                  155,759
Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company (0.3%)
      (Cost $64,466)                                                                                    78,013
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company (36.8%)
      (1,165,282 Shares, Cost $11,674,224)                                                          11,641,165
Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc. (0.5%)
      (6,768 Shares, Cost $133,073)                                                                    155,789
Investment in Large Cap International Portfolio of DFA
   Investment Dimensions Group Inc. (1.2%)
      (22,280 Shares, Cost $350,884)                                                                   385,670
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
   Investment Dimensions Group Inc. (36.8%)
      (1,108,626 Shares, Cost $11,625,647)                                                          11,640,576

                                                                                                    VALUE+
                                                                                                --------------
Investment in Dimensional Emerging Markets Value Fund Inc. (0.5%)
      (5,659 Shares, Cost $126,326)                                                             $      156,017

                                                                                   FACE
                                                                                  AMOUNT
                                                                                   (000)
                                                                                  ------
Temporary Cash Investments (1.9%)
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $594,000 FHLMC Notes 4.20%, 10/20/09, valued at $596,548) to be repurchased at $590,031
   (Cost $590,000)                                                            $          590           590,000
                                                                                                --------------
      Total Investments (100%) (Cost $30,867,442)                                               $   31,611,057
                                                                                                ==============

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2004
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                 GLOBAL        GLOBAL         GLOBAL
                                                                                 EQUITY         60/40          25/75
                                                                                PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                              ------------   ------------   ------------
ASSETS:
Investments at Value                                                          $    194,449   $    106,727   $     31,611
Cash                                                                                    --              1             --
Receivables:
   From Advisor                                                                         --             --             23
   Fund Shares Sold                                                                    410            884            150
Prepaid Expenses and Other Assets                                                       12             13             18
                                                                              ------------   ------------   ------------
    Total Assets                                                                   194,871        107,625         31,802
                                                                              ------------   ------------   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                     804          3,260            515
   Fund Shares Redeemed                                                                 21             56             --
   Due to Advisor                                                                      226             25             --
Accrued Expenses and Other Liabilities                                                  57             31             14
                                                                              ------------   ------------   ------------
    Total Liabilities                                                                1,108          3,372            529
                                                                              ------------   ------------   ------------
NET ASSETS                                                                    $    193,763   $    104,253   $     31,273
                                                                              ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE:
Class I - based on net assets of $179,079, $102,341, and $31,208 and 15,489,904, 9,449,602 and 3,018,256 shares outstanding, respectively
   (Authorized 100,000,000 shares)                                            $      11.56   $      10.83   $      10.34
                                                                              ============   ============   ============
Class R - based on net assets of $14,684, $1,912, and $65 and 1,271,961,
   176,529 and 6,327 shares outstanding, respectively (Authorized
   100,000,000 shares)                                                        $      11.54   $      10.83   $      10.33
                                                                              ============   ============   ============
Investments at Cost                                                           $    177,007   $    101,311   $     30,867
                                                                              ============   ============   ============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS
              FOR THE PERIOD DECEMBER 24, 2003 TO NOVEMBER 30, 2004
                             (AMOUNTS IN THOUSANDS)

                                                                                 GLOBAL         GLOBAL         GLOBAL
                                                                                 EQUITY         60/40          25/75
                                                                              PORTFOLIO(1)   PORTFOLIO(1)   PORTFOLIO(1)
                                                                              ------------   ------------   ------------
INVESTMENT INCOME
   Income Distributions Received from Master Funds                            $        606   $        459   $        198
   Dividends (Net of Foreign Taxes Withheld of $29,
     $8 and $1, respectively)                                                          780            224             30
   Interest                                                                             13              6              1
   Income from Securities Lending                                                       20              6              1
   Expenses Allocated from Master Funds                                                (43)           (12)            (2)
                                                                              ------------   ------------   ------------
       Total Investment Income                                                       1,376            683            228
                                                                              ------------   ------------   ------------

EXPENSES
   Administrative Services                                                             261            104             26
   Accounting & Transfer Agent Fees                                                     26             26             26
   Shareholder Servicing Fees - Class R                                                 29              4             --
   Legal Fees                                                                            2              2             --
   Audit Fees                                                                            1              1              1
   Shareholders' Reports                                                                61             26              8
   Directors' Fees and Expenses                                                          2              1             --
   Organizational Costs                                                                 68             68             69
   Other                                                                                55             44             22
                                                                              ------------   ------------   ------------
       Total Expenses                                                                  505            276            152
   Fees Waived, Expenses Reimbursed and/or Previously
     Waived Fees Recovered by Advisor (Note C)                                         (36)           (79)           (49)
                                                                              ------------   ------------   ------------
   Net Expenses                                                                        469            197            103
                                                                              ------------   ------------   ------------
   NET INVESTMENT INCOME (LOSS)                                                        907            486            125
                                                                              ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                             (876)          (195)           (30)
   Net Realized Gain (Loss) on Futures                                                (388)          (106)           (14)
   Net Realized Gain (Loss) on Foreign Currency Transactions                            (6)            (2)            --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                     17,413          5,406            742
     Futures                                                                            29             10              2
     Translation of Foreign Currency Denominated Amounts                                 3              1             --
   Deferred Thailand Capital Gains Tax                                                  (1)            (1)            --
                                                                              ------------   ------------   ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                               16,174          5,113            700
                                                                              ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                                 $     17,081   $      5,599   $        825
                                                                              ============   ============   ============

----------
(1) The Portfolio commenced operations on December 24, 2003.

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              GLOBAL            GLOBAL              GLOBAL
                                                                              EQUITY             60/40              25/75
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         ----------------   ----------------   ----------------
                                                                         DEC. 24, 2003(1)   DEC. 24, 2003(1)   DEC. 24, 2003(1)
                                                                                TO                 TO                 TO
                                                                           NOV. 30, 2004      NOV. 30, 2004      NOV. 30, 2004
                                                                         ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                           $            907   $            486   $            125
  Net Realized Gain (Loss) on Investment Securities Sold                             (876)              (195)               (30)
  Net Realized Gain (Loss) on Futures                                                (388)              (106)               (14)
  Net Realized Gain (Loss) on Foreign Currency Transactions                            (6)                (2)                --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                     17,413              5,406                742
    Translation of Foreign Currency Denominated Amounts                                 3                  1                 --
    Futures                                                                            29                 10                  2
  Deferred Thailand Capital Gains Tax                                                  (1)                (1)                --
                                                                         ----------------   ----------------   ----------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                                                      17,081              5,599                825
                                                                         ----------------   ----------------   ----------------
Distributions to Shareholders From:
  Net investment income:
    Institutional Class                                                              (661)              (456)              (187)
    Retail Class                                                                      (92)               (17)                --
                                                                         ----------------   ----------------   ----------------
    Total Distributions From Net Investment Income                                   (753)              (473)              (187)
  Net Realized Gains:
    Institutional Class                                                                --                 --                 --
    Retail Class                                                                       --                 --                 --
                                                                         ----------------   ----------------   ----------------
    Total Distributions From Net Realized Gains                                        --                 --                 --
                                                                         ----------------   ----------------   ----------------
      Total Distributions to Shareholders                                            (753)              (473)              (187)
                                                                         ----------------   ----------------   ----------------
Capital Share Transactions (2):
  Shares Issued                                                                   193,217            103,282             32,700
  Shares Issued in Lieu of Cash Distributions                                         753                473                186
  Shares Redeemed                                                                 (16,535)            (4,628)            (2,251)
                                                                         ----------------   ----------------   ----------------
  Net Increase (Decrease) From Capital Share Transactions                         177,435             99,127             30,635
                                                                         ----------------   ----------------   ----------------
    Total Increase (Decrease)                                                     193,763            104,253             31,273

NET ASSETS
  Beginning of Period                                                                  --                 --                 --
                                                                         ----------------   ----------------   ----------------
  End of Period                                                          $        193,763   $        104,253   $         31,273
                                                                         ================   ================   ================

(2) SHARES ISSUED AND REDEEMED:
  Shares Issued                                                                    18,239             10,029              3,227
  Shares Issued in Lieu of Cash Distributions                                          72                 46                 19
  Shares Redeemed                                                                  (1,549)              (449)              (221)
                                                                         ----------------   ----------------   ----------------
                                                                                   16,762              9,626              3,025
                                                                         ================   ================   ================

----------
(1) The Portfolio commenced operations on December 24, 2003.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 CLASS R SHARES


                                                                              GLOBAL            GLOBAL             GLOBAL
                                                                              EQUITY             60/40              25/75
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                         ----------------   ----------------   ----------------
                                                                         DEC. 24, 2003(1)   DEC. 24, 2003(1)   DEC. 24, 2003(1)
                                                                               TO                 TO                 TO
                                                                           NOVEMBER 30,       NOVEMBER 30,       NOVEMBER 30,
                                                                              2004               2004               2004
                                                                         ----------------   ----------------   ----------------
Net Asset Value, Beginning of Period                                     $          10.00   $          10.00   $          10.00
                                                                         ----------------   ----------------   ----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                             0.07               0.08               0.07
   Net Gains (Losses) on Securities (Realized and Unrealized)                        1.54               0.84               0.37
                                                                         ----------------   ----------------   ----------------
      Total from Investment Operations                                               1.61               0.92               0.44
                                                                         ----------------   ----------------   ----------------

LESS DISTRIBUTIONS
   Net Investment Income                                                            (0.07)             (0.09)             (0.11)
   Net Realized Gains                                                                  --                 --                 --
                                                                         ----------------   ----------------   ----------------
      Total Distributions                                                           (0.07)             (0.09)             (0.11)
                                                                         ----------------   ----------------   ----------------
Net Assets, End of Period                                                $          11.54   $          10.83   $          10.33
                                                                         ================   ================   ================
Total Return                                                                        16.18%#             9.29%#             4.44%#

Net Assets, End of Period (thousands)                                    $         14,684   $          1,912   $             65
Ratio of Expenses to Average Net Assets **(a)(2)                                     0.90%*             0.95%*             0.95%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of previously waived
   fees) **(a)(2)                                                                    0.94%*             1.28%*             6.00%*
Ratio of Net Investment Income to Average Net Assets(2)                              0.82%*             0.94%*             1.03%*
Portfolio Turnover Rate                                                               N/A                N/A                N/A


----------
*   Annualized
#   Non-annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

(1) Commencement of operations.

(2) Ratios for the period ended November 30, 2004 have been restated as discussed in Note K.


                 See accompanying Notes to Financial Statements.

                           INSTITUTIONAL CLASS SHARES


                                                                         GLOBAL            GLOBAL                GLOBAL
                                                                         EQUITY             60/40                 25/75
                                                                       PORTFOLIO          PORTFOLIO             PORTFOLIO
                                                                    ----------------   ----------------      ----------------
                                                                    DEC. 24, 2003(1)   DEC. 24, 2003(1)      DEC. 24, 2003(1)
                                                                          TO                 TO                    TO
                                                                      NOVEMBER 30,       NOVEMBER 30,          NOVEMBER 30,
                                                                         2004               2004                  2004
                                                                    ----------------   ----------------      ----------------
Net Asset Value, Beginning of Period                                $          10.00   $          10.00      $          10.00
                                                                    ----------------   ----------------      ----------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                        0.09               0.11                  0.11
   Net Gains (Losses) on Securities (Realized and Unrealized)                   1.55               0.83                  0.36
                                                                    ----------------   ----------------      ----------------
      Total from Investment Operations                                          1.64               0.94                  0.47
                                                                    ----------------   ----------------      ----------------

LESS DISTRIBUTIONS
   Net Investment Income                                                       (0.08)             (0.11)                (0.13)
   Net Realized Gains                                                             --                 --                    --
                                                                    ----------------   ----------------      ----------------
      Total Distributions                                                      (0.08)             (0.11)                (0.13)
                                                                    ----------------   ----------------      ----------------
Net Assets, End of Period                                           $          11.56   $          10.83      $          10.34
                                                                    ================   ================      ================
Total Return                                                                   16.46%#             9.41%#             4.73%#

Net Assets, End of Period (thousands)                               $        179,079   $        102,341      $         31,208
Ratio of Expenses to Average Net Assets **(a)                                   0.67%*             0.65%*(2)             0.99%*(2)
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses and/or recovery of previously waived
   fees) **(a)                                                                  0.71%*             0.83%*(2)             1.33%*(2)
Ratio of Net Investment Income to Average Net Assets(2)                         1.08%*             1.18%*                0.95%*
Portfolio Turnover Rate                                                          N/A                N/A                   N/A


----------
*   Annualized
#   Non-annualized
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.See accompanying Notes to Financial Statements.

(1) Commencement of operations.

(2) Ratios for the period ended November 30, 2004 have been restated as discussed in Note K.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-five portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this report.

     The Global Funds achieve their investment objectives by investing in other portfolios within The DFA Investment Trust Company ("ITC"), or DFA Investment Dimensions Group Inc. ("IDG") or Dimensional Emerging Markets Value Fund Inc. ("DEM") (collectively, the "Master Funds").

GLOBAL FUND                     MASTER FUNDS (AT NOVEMBER 30, 2004)
-----------                     -----------------------------------
Global Equity Portfolio         The U.S. Large Company Series (ITC)
Global 60/40 Portfolio          The U.S. Large Cap Value Series (ITC)
Global 25/75 Portfolio          The U.S. Small Cap Series (ITC)
                                The DFA International Value Series (ITC)
                                The Japanese Small Company Series (ITC)
                                The Pacific Rim Small Company Series (ITC)
                                The United Kingdom Small Company Series (ITC)
                                The Continental Small Company Series (ITC)
                                The Emerging Markets Series (ITC)
                                The Emerging Markets Small Cap Series (ITC)
                                The DFA Two-Year Global Fixed Income Series (ITC)
                                DFA Real Estate Securities Portfolio (IDG)
                                Large Cap International Portfolio (IDG)
                                DFA Five-Year Global Fixed Income Portfolio (IDG)
                                Dimensional Emerging Markets Value Fund Inc. (DEM)

     The Global Equity Portfolio did not hold any shares of The DFA Two-Year Global Fixed Income Series or the DFA Five-Year Global Fixed Income Portfolio during the period ended November 30, 2004.

     At November 30, 2004 no one Global Fund owned more than 2% of any one Master Fund's total net assets.

     The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging

Markets Series and The Emerging Markets Small Cap Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged.

     Each class of shares has equal rights to assets and earnings of its Global Fund. Income, gains and losses on investments, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

     The Global Funds each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds and the Feeder Funds. The Advisor also provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.The Global Funds are not subject to a management fee.

     For the Institutional and Class R shares, the Advisor has agreed to waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Global Funds and management fees paid by the Master Funds to the Advisor to 0.35% for the Global Equity Portfolio, 0.30% for the Global 60/40 Portfolio and to 0.25% for the Global 25/75 Portfolio. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     The Advisor has also agreed to assume the direct operating expenses of the Institutional Class shares of each Global Fund (excluding administration fees paid to the Advisor), up to an amount equal to the total fees paid to the Advisor by the Institutional Class shares (including the pass through of the management fees paid to the Advisor by the Master Funds), as is necessary to limit the total operating expense ratios (including the expenses that the Institutional Class shares of each such Global Fund bears as a shareholder of the Master Fund) of the Institutional Class shares of the Global Equity Portfolio to 0.70%, the Global 60/40 Portfolio to 0.65% and the Global 25/75 Portfolio to 0.60%. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Also, for the Class R shares, the Advisor has agreed to assume the direct operating expenses of the Class R shares of each Global Fund (excluding administration fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees) of the Class R shares of each Global Fund to 0.95%. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               Global Equity Portfolio            $    1,636
               Global 60/40 Portfolio                    721
               Global 25/75 Portfolio                    236

E.  FEDERAL INCOME TAXES:

     Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, or a return of capital which for tax purposes, are not available to offset future income, were reclassified to the following accounts (amounts in thousands):

                                                                                         INCREASE
                                                                       INCREASE         (DECREASE)
                                                     INCREASE         (DECREASE)       UNDISTRIBUTED
                                                    (DECREASE)        ACCUMULATED      NET INVESTMENT
                                                 PAID IN CAPITAL   NET REALIZED GAINS      INCOME
                                                 ---------------   ------------------  --------------
Global Equity Portfolio                                       --           $       (1)     $        1
Global 25/75 Portfolio                              $         (4)                  --               4

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the period from December 24, 2003 to November 30, 2004 was as follows (amounts in thousands):

                                             ORDINARY
                                            INCOME AND
                                            SHORT-TERM      LONG-TERM    RETURN OF
                                           CAPITAL GAINS  CAPITAL GAINS   CAPITAL    TOTAL
                                           -------------  -------------  ---------  -------
Global Equity Portfolio
Institutional Class                        $         661             --         --  $   661
Class R                                               92             --         --       92
                                           -------------  -------------  ---------  -------
                                                     753             --         --      753
Global 60/40 Portfolio
Institutional Class                                  456             --         --      456
Class R                                               17             --         --       17
                                           -------------  -------------  ---------  -------
                                                     473             --         --      473
Global 25/75 Portfolio
Institutional Class                                  182             --  $       4      186
Class R                                                1             --         --        1
                                           -------------  -------------  ---------  -------
                                                     183             --          4      187

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                                  TOTAL NET
                                                                                                                DISTRIBUTABLE
                                                                                   UNDISTRIBUTED     CAPITAL       EARNINGS
                                                                                  NET INVESTMENT       LOSS      (ACCUMULATED
                                                                                      INCOME      CARRYFORWARD      LOSSES)
                                                                                  --------------  ------------  -------------
Global Equity Portfolio                                                           $          287  $     (1,150) $        (863)
Global 60/40 Portfolio                                                                        92          (298)          (206)
Global 25/75 Portfolio                                                                        --           (21)           (21)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                                                    EXPIRES ON NOVEMBER 30,
                                                                                                  ---------------------------
                                                                                                      2012          TOTAL
                                                                                                  ------------  -------------
Global Equity Portfolio                                                                           $      1,150  $       1,150
Global 60/40 Portfolio                                                                                     298            298
Global 25/75 Portfolio                                                                                      21             21

     Certain of the investments held by the Portfolios are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2004, the Portfolio's had unrealized appreciation (depreciation) (mark to market) of realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                                MARK TO MARKET  REALIZED GAINS
                                                                                                --------------  --------------
Global Equity Portfolio                                                                           $     75,726  $        7,266
Global 60/40 Portfolio                                                                                  23,607           2,265
Global 25/75 Portfolio                                                                                   2,994             288

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                                     NET
                                                                                                                 UNREALIZED
                                                                        FEDERAL     UNREALIZED     UNREALIZED   APPRECIATION/
                                                                       TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                                                    ------------  --------------  ------------  --------------
Global Equity Portfolio                                             $    177,204  $       17,414  $       (168) $       17,246
Global 60/40 Portfolio                                                   101,331           5,475           (79)          5,396
Global 25/75 Portfolio                                                    30,892             754           (35)            719

F.  CAPITAL SHARE TRANSACTIONS:

     The capital share transactions by class were as follows (in thousands):

                                                                     DECEMBER 24, 2003
                                                                            TO
                                                                     NOVEMBER 30, 2004
                                                               ----------------------------
                                                                  AMOUNT          SHARES
                                                               ------------    ------------
GLOBAL EQUITY PORTFOLIO

Institutional Class Shares
  Shares Issued                                                $    176,942          16,680
  Shares Issued in Lieu of Cash Distributions                           661              63
  Shares Redeemed                                                   (13,409)         (1,253)
                                                               ------------    ------------
Net Increase (Decrease)--Institutional Shares                  $    164,194          15,490
                                                               ============    ============
Class R Shares
  Shares Issued                                                $     16,275           1,559
  Shares Issued in Lieu of Cash Distributions                            92               9
  Shares Redeemed                                                    (3,126)           (296)
                                                               ------------    ------------
Net Increase (Decrease)--Class R Shares                        $     13,241           1,272
                                                               ============    ============
GLOBAL 60/40 PORTFOLIO

Institutional Class Shares
  Shares Issued                                                     100,739           9,780
  Shares Issued in Lieu of Cash Distributions                           456              44
  Shares Redeemed                                                    (3,866)           (374)
                                                               ------------    ------------
Net Increase (Decrease)--Institutional Shares                  $     97,329           9,450
                                                               ============    ============
Class R Shares
  Shares Issued                                                       2,543             249
  Shares Issued in Lieu of Cash Distributions                            17               2
  Shares Redeemed                                                      (762)            (74)
                                                               ------------    ------------
Net Increase (Decrease)--Class R Shares                        $      1,798             177
                                                               ============    ============
GLOBAL 25/75 PORTFOLIO

Institutional Class Shares
  Shares Issued                                                      32,360           3,193
  Shares Issued in Lieu of Cash Distributions                           185              19
  Shares Redeemed                                                    (1,974)           (192)
                                                               ------------    ------------
Net Increase (Decrease)--Institutional Shares                  $     30,571           3,018
                                                               ============    ============
Class R Shares
  Shares Issued                                                         340              34
  Shares Issued in Lieu of Cash Distributions                             1              --
  Shares Redeemed                                                      (277)            (28)
                                                               ------------    ------------
Net Increase (Decrease)--Class R Shares                        $         64               6
                                                               ============    ============

G.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the period ended November 30, 2004, borrowings under the line were as follows:

                                      WEIGHTED       WEIGHTED       NUMBER OF   INTEREST     MAXIMUM AMOUNT
                                       AVERAGE        AVERAGE         DAYS       EXPENSE     BORROWED DURING
                                    INTEREST RATE  LOAN BALANCE    OUTSTANDING  INCURRED       THE PERIOD
                                    -------------  ------------    -----------  --------     ---------------
Global Equity Portfolio                 2.56%       $  987,000          2         $ 140       $  1,598,000
Global 25/75 Portfolio                  2.64%          113,500         16           133            422,000

     The Global Funds, together with other Dimensional-advised portfolios, have also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the period from December 24, 2003 to November 30, 2004.

H.  COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                                                              GLOBAL       GLOBAL       GLOBAL
                                                                              EQUITY        60/40        25/75
                                                                             PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                             ---------    ---------    ---------
Paid-in Capital                                                              $ 177,435    $  99,127    $  30,632
Accumulated Net Investment Income (Loss)                                           161           15          (59)
Accumulated Net Realized Gain (Loss)                                            (1,271)        (303)         (44)
Undistributed Realized Foreign Exchange Gain (Loss)                                 (6)          (2)          --
Unrealized Appreciation (Depreciation) of Investment Securities                 17,442        5,416          744
Unrealized Net Foreign Exchange Gain (Loss)                                          3            1           --
Deferred Thailand Capital Gains Tax                                                 (1)          (1)          --
                                                                             ---------    ---------    ---------
Total Net Assets                                                             $ 193,763    $ 104,253    $  31,273
                                                                             =========    =========    =========

I.  SHAREHOLDER SERVICING FEES:

     The Class R shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Global Fund's Class R shares.

J.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Global Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnification. The Global Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Global Fund and/or its affiliates that have not yet occurred. However, based on experience, the Global Funds expect the risk of loss to be remote.


K.  RESTATEMENT:

     To correct a mathematical error, the Global Funds have restated the ratios of expenses to average net assets, ratios of expenses to average net assets (excluding waivers and assumption of expenses and/or recovery of previously waived fees) and the ratios of net investment income to average net assets as reported in the financial highlights for the period ended November 30, 2004. These restatements had no effect on the Global Funds' net asset values, either in total or per share, or their total increase (decrease) in net assets from operations during the period.


     The restatement changed the financial highlights for the period ended Novmeber 30, 2004 as follows:


                                                               GLOBAL EQUITY             GLOBAL 60/40             GLOBAL 25/75
                                                                 PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                           ----------------------   ----------------------   ----------------------
                                                           RESTATED    ORIGINALLY   RESTATED    ORIGINALLY   RESTATED    ORIGINALLY
                                                            AMOUNT      REPORTED     AMOUNT      REPORTED     AMOUNT      REPORTED
                                                           --------    ----------   --------    ----------   --------    ----------
CLASS R SHARES

Ratio of Expenses to Average Net Assets                      0.90%       0.85%        0.95%       0.89%        0.95%        0.89%
Ratio of Expenses to Average Net Assets (excluding
 waivers and assumption of expenses and/or recovery
 of previously waived fees)                                  0.94%       0.88%        1.28%       1.20%        6.00%        5.63%
Ratio of Net Investment Income to Average Net Assets         0.82%       0.77%        0.94%       0.88%        1.03%        0.97%

INSTITUTIONAL SHARES

Ratio of Expenses to Average Net Assets                         +           +         0.65%       0.61%        0.99%        0.93%
Ratio of Expenses to Average Net Assets (excluding
 waivers and assumption of expenses and/or recovery
 of previously waived fees)                                     +           +         0.83%       0.78%        1.33%        1.24%
Ratio of Net Investment Income to Average Net Assets         1.08%       0.99%        1.18%       1.10%        0.95%        0.89%


----------
+  Amounts were correct as originally reported and have not been restated.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (three of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period December 24, 2003 (commencement of operations) through November 30, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


As disclosed in Note K, the Portfolio restated its financial highlights as of November 30, 2004 and for the period then ended.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005
(except for Note K for which
the date is March 24, 2005)

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                    THE U.S. LARGE         S&P 500
                    COMPANY SERIES          INDEX
  11/30/94             $   10,000         $   10,000
  12/31/94             $   10,148         $   10,146
   1/31/95             $   10,407         $   10,410
   2/28/95             $   10,815         $   10,814
   3/31/95             $   11,133         $   11,134
   4/30/95             $   11,452         $   11,458
   5/31/95             $   11,911         $   11,910
   6/30/95             $   12,193         $   12,190
   7/31/95             $   12,595         $   12,596
   8/31/95             $   12,625         $   12,630
   9/30/95             $   13,159         $   13,159
  10/31/95             $   13,109         $   13,113
  11/30/95             $   13,675         $   13,690
  12/31/95             $   13,938         $   13,944
   1/31/96             $   14,417         $   14,423
   2/29/96             $   14,540         $   14,562
   3/31/96             $   14,683         $   14,702
   4/30/96             $   14,897         $   14,918
   5/31/96             $   15,262         $   15,302
   6/30/96             $   15,324         $   15,365
   7/31/96             $   14,655         $   14,681
   8/31/96             $   14,954         $   14,993
   9/30/96             $   15,790         $   15,835
  10/31/96             $   16,222         $   16,269
  11/30/96             $   17,450         $   17,504
  12/31/96             $   17,100         $   17,161
   1/31/97             $   18,172         $   18,227
   2/28/97             $   18,306         $   18,374
   3/31/97             $   17,554         $   17,610
   4/30/97             $   18,595         $   18,661
   5/31/97             $   19,729         $   19,807
   6/30/97             $   20,605         $   20,690
   7/31/97             $   22,245         $   22,333
   8/31/97             $   21,008         $   21,092
   9/30/97             $   22,153         $   22,247
  10/31/97             $   21,420         $   21,504
  11/30/97             $   22,399         $   22,500
  12/31/97             $   22,780         $   22,887
   1/31/98             $   23,037         $   23,141
   2/28/98             $   24,698         $   24,809
   3/31/98             $   25,955         $   26,080
   4/30/98             $   26,212         $   26,343
   5/31/98             $   25,759         $   25,890
   6/30/98             $   26,810         $   26,941
   7/31/98             $   26,520         $   26,656
   8/31/98             $   22,704         $   22,801
   9/30/98             $   24,148         $   24,263
  10/31/98             $   26,087         $   26,235
  11/30/98             $   27,686         $   27,825
  12/31/98             $   29,325         $   29,428
   1/31/99             $   30,521         $   30,658
   2/28/99             $   29,563         $   29,704
   3/31/99             $   30,749         $   30,893
   4/30/99             $   31,923         $   32,088
   5/31/99             $   31,170         $   31,331
   6/30/99             $   32,890         $   33,070
   7/31/99             $   31,871         $   32,038
   8/31/99             $   31,705         $   31,878
   9/30/99             $   30,839         $   31,004
  10/31/99             $   32,798         $   32,967
  11/30/99             $   33,457         $   33,636
  12/31/99             $   35,448         $   35,617
 1/31/2000             $   33,665         $   33,829
 2/29/2000             $   33,035         $   33,190
 3/31/2000             $   36,253         $   36,436
 4/30/2000             $   35,140         $   35,339
 5/31/2000             $   34,419         $   34,615
 6/30/2000             $   35,214         $   35,466
 7/31/2000             $   34,718         $   34,913
 8/31/2000             $   36,874         $   37,081
 9/30/2000             $   34,923         $   35,123
10/31/2000             $   34,770         $   34,976
11/30/2000             $   32,037         $   32,220
12/31/2000             $   32,200         $   32,377
 1/31/2001             $   33,343         $   33,527
 2/28/2001             $   30,302         $   30,469
 3/31/2001             $   28,384         $   28,537
 4/30/2001             $   30,581         $   30,755
 5/31/2001             $   30,768         $   30,961
 6/30/2001             $   30,014         $   30,209
 7/31/2001             $   29,726         $   29,912
 8/31/2001             $   27,859         $   28,040
 9/30/2001             $   25,611         $   25,774
10/31/2001             $   26,095         $   26,267
11/30/2001             $   28,094         $   28,281
12/31/2001             $   28,330         $   28,530
 1/31/2002             $   27,916         $   28,114
 2/28/2002             $   27,380         $   27,571
 3/31/2002             $   28,390         $   28,608
 4/30/2002             $   26,670         $   26,874
 5/31/2002             $   26,483         $   26,675
 6/30/2002             $   24,587         $   24,776
 7/31/2002             $   22,679         $   22,843
 8/31/2002             $   22,824         $   22,994
 9/30/2002             $   20,339         $   20,495
10/31/2002             $   22,133         $   22,298
11/30/2002             $   23,432         $   23,612
12/31/2002             $   22,061         $   22,223
 1/31/2003             $   21,483         $   21,641
 2/28/2003             $   21,152         $   21,316
 3/31/2003             $   21,357         $   21,523
 4/30/2003             $   23,119         $   23,297
 5/31/2003             $   24,335         $   24,524
 6/30/2003             $   24,644         $   24,838
 7/31/2003             $   25,078         $   25,275
 8/31/2003             $   25,562         $   25,768
 9/30/2003             $   25,294         $   25,495
10/31/2003             $   26,716         $   26,938
11/30/2003             $   26,953         $   27,175
12/31/2003             $   28,355         $   28,599
 1/31/2004             $   28,881         $   29,125
 2/29/2004             $   29,283         $   29,530
 3/31/2004             $   28,839         $   29,084
 4/30/2004             $   28,386         $   28,628
 5/31/2004             $   28,778         $   29,020
 6/30/2004             $   29,334         $   29,584
 7/31/2004             $   28,355         $   28,605
 8/31/2004             $   28,468         $   28,720
 9/30/2004             $   28,778         $   29,032
10/31/2004             $   29,221         $   29,475
11/30/2004             $   30,396         $   30,668

   AVERAGE ANNUAL        ONE          FIVE            TEN
   TOTAL RETURN         YEAR          YEARS          YEARS
   ---------------------------------------------------------
                        12.77%        -1.89%         11.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

                  THE U.S. LARGE CAP         RUSSELL 1000
                     VALUE SERIES             VALUE INDEX
  11/30/94                 $  10,000            $  10,000
  12/31/94                 $  10,121            $  10,115
   1/31/95                 $  10,354            $  10,427
   2/28/95                 $  10,940            $  10,838
   3/31/95                 $  11,107            $  11,076
   4/30/95                 $  11,514            $  11,426
   5/31/95                 $  12,114            $  11,907
   6/30/95                 $  12,379            $  12,069
   7/31/95                 $  12,921            $  12,489
   8/31/95                 $  13,310            $  12,665
   9/30/95                 $  13,770            $  13,123
  10/31/95                 $  13,205            $  12,993
  11/30/95                 $  13,927            $  13,652
  12/31/95                 $  14,027            $  13,995
   1/31/96                 $  14,425            $  14,431
   2/29/96                 $  14,640            $  14,541
   3/31/96                 $  15,150            $  14,788
   4/30/96                 $  15,398            $  14,844
   5/31/96                 $  15,659            $  15,030
   6/30/96                 $  15,203            $  15,042
   7/31/96                 $  14,528            $  14,473
   8/31/96                 $  15,105            $  14,887
   9/30/96                 $  15,407            $  15,480
  10/31/96                 $  15,911            $  16,079
  11/30/96                 $  17,058            $  17,245
  12/31/96                 $  16,891            $  17,024
   1/31/97                 $  17,495            $  17,850
   2/28/97                 $  17,843            $  18,112
   3/31/97                 $  17,026            $  17,460
   4/30/97                 $  17,586            $  18,193
   5/31/97                 $  18,951            $  19,210
   6/30/97                 $  19,535            $  20,034
   7/31/97                 $  21,492            $  21,541
   8/31/97                 $  21,176            $  20,774
   9/30/97                 $  22,292            $  22,029
  10/31/97                 $  21,151            $  21,414
  11/30/97                 $  21,375            $  22,361
  12/31/97                 $  21,674            $  23,014
   1/31/98                 $  21,962            $  22,689
   2/28/98                 $  23,882            $  24,216
   3/31/98                 $  25,222            $  25,698
   4/30/98                 $  25,360            $  25,871
   5/31/98                 $  25,147            $  25,488
   6/30/98                 $  25,087            $  25,814
   7/31/98                 $  24,217            $  25,360
   8/31/98                 $  19,809            $  21,586
   9/30/98                 $  20,813            $  22,825
  10/31/98                 $  22,514            $  24,594
  11/30/98                 $  23,923            $  25,740
  12/31/98                 $  24,320            $  26,615
   1/31/99                 $  24,792            $  26,828
   2/28/99                 $  24,155            $  26,450
   3/31/99                 $  24,935            $  26,997
   4/30/99                 $  27,588            $  29,519
   5/31/99                 $  27,561            $  29,194
   6/30/99                 $  28,021            $  30,041
   7/31/99                 $  26,861            $  29,161
   8/31/99                 $  25,897            $  28,079
   9/30/99                 $  24,506            $  27,099
  10/31/99                 $  25,445            $  28,660
  11/30/99                 $  25,030            $  28,436
  12/31/99                 $  25,515            $  28,573
 1/31/2000                 $  23,727            $  27,641
 2/29/2000                 $  21,594            $  25,588
 3/31/2000                 $  24,654            $  28,709
 4/30/2000                 $  25,396            $  28,376
 5/31/2000                 $  25,345            $  28,674
 6/30/2000                 $  23,583            $  27,364
 7/31/2000                 $  24,626            $  27,706
 8/31/2000                 $  26,066            $  29,246
 9/30/2000                 $  25,642            $  29,515
10/31/2000                 $  26,654            $  30,241
11/30/2000                 $  25,799            $  29,119
12/31/2000                 $  28,180            $  30,578
 1/31/2001                 $  29,566            $  30,694
 2/28/2001                 $  29,546            $  29,841
 3/31/2001                 $  28,645            $  28,788
 4/30/2001                 $  30,349            $  30,198
 5/31/2001                 $  31,232            $  30,878
 6/30/2001                 $  30,851            $  30,192
 7/31/2001                 $  30,811            $  30,129
 8/31/2001                 $  29,452            $  28,921
 9/30/2001                 $  26,177            $  26,885
10/31/2001                 $  26,156            $  26,654
11/30/2001                 $  28,625            $  28,202
12/31/2001                 $  29,298            $  28,868
 1/31/2002                 $  29,614            $  28,645
 2/28/2002                 $  29,991            $  28,691
 3/31/2002                 $  31,238            $  30,048
 4/30/2002                 $  30,960            $  29,018
 5/31/2002                 $  31,158            $  29,163
 6/30/2002                 $  29,267            $  27,489
 7/31/2002                 $  26,013            $  24,932
 8/31/2002                 $  26,431            $  25,119
 9/30/2002                 $  23,503            $  22,326
10/31/2002                 $  24,424            $  23,980
11/30/2002                 $  26,146            $  25,491
12/31/2002                 $  24,972            $  24,385
 1/31/2003                 $  24,388            $  23,795
 2/28/2003                 $  23,683            $  23,159
 3/31/2003                 $  23,572            $  23,199
 4/30/2003                 $  25,754            $  25,240
 5/31/2003                 $  27,472            $  26,871
 6/30/2003                 $  27,766            $  27,207
 7/31/2003                 $  28,477            $  27,612
 8/31/2003                 $  29,491            $  28,043
 9/30/2003                 $  28,842            $  27,768
10/31/2003                 $  30,775            $  29,467
11/30/2003                 $  31,465            $  29,868
12/31/2003                 $  33,626            $  31,708
 1/31/2004                 $  34,199            $  32,266
 2/29/2004                 $  35,080            $  32,957
 3/31/2004                 $  34,938            $  32,667
 4/30/2004                 $  34,364            $  31,870
 5/31/2004                 $  34,549            $  32,195
 6/30/2004                 $  35,593            $  32,954
 7/31/2004                 $  34,441            $  32,490
 8/31/2004                 $  34,441            $  32,951
 9/30/2004                 $  35,498            $  33,462
10/31/2004                 $  35,932            $  34,017
11/30/2004                 $  38,285            $  35,739

   AVERAGE ANNUAL       ONE         FIVE             TEN
   TOTAL RETURN        YEAR         YEARS           YEARS
   ---------------------------------------------------------
                       21.68%       8.88%           14.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                    THE U.S. SMALL CAP SERIES           RUSSELL 2000 INDEX
  11/30/94                          $  10,000                     $  10,000
  12/31/94                          $  10,126                     $  10,268
   1/31/95                          $  10,193                     $  10,139
   2/28/95                          $  10,527                     $  10,560
   3/31/95                          $  10,727                     $  10,741
   4/30/95                          $  11,083                     $  10,979
   5/31/95                          $  11,306                     $  11,168
   6/30/95                          $  11,885                     $  11,748
   7/31/95                          $  12,621                     $  12,425
   8/31/95                          $  12,988                     $  12,682
   9/30/95                          $  13,222                     $  12,909
  10/31/95                          $  12,542                     $  12,332
  11/30/95                          $  12,917                     $  12,850
  12/31/95                          $  13,225                     $  13,189
   1/31/96                          $  13,262                     $  13,174
   2/29/96                          $  13,711                     $  13,585
   3/31/96                          $  14,014                     $  13,867
   4/30/96                          $  14,949                     $  14,609
   5/31/96                          $  15,726                     $  15,184
   6/30/96                          $  15,009                     $  14,560
   7/31/96                          $  13,759                     $  13,289
   8/31/96                          $  14,572                     $  14,061
   9/30/96                          $  15,034                     $  14,611
  10/31/96                          $  14,816                     $  14,386
  11/30/96                          $  15,394                     $  14,979
  12/31/96                          $  15,625                     $  15,371
   1/31/97                          $  16,143                     $  15,678
   2/28/97                          $  15,808                     $  15,299
   3/31/97                          $  15,066                     $  14,577
   4/30/97                          $  14,898                     $  14,618
   5/31/97                          $  16,591                     $  16,245
   6/30/97                          $  17,446                     $  16,942
   7/31/97                          $  18,482                     $  17,729
   8/31/97                          $  19,168                     $  18,135
   9/30/97                          $  20,651                     $  19,463
  10/31/97                          $  19,755                     $  18,608
  11/30/97                          $  19,469                     $  18,487
  12/31/97                          $  19,469                     $  18,811
   1/31/98                          $  19,255                     $  18,514
   2/28/98                          $  20,668                     $  19,882
   3/31/98                          $  21,528                     $  20,701
   4/30/98                          $  21,835                     $  20,815
   5/31/98                          $  20,700                     $  19,693
   6/30/98                          $  20,423                     $  19,734
   7/31/98                          $  18,856                     $  18,136
   8/31/98                          $  14,987                     $  14,614
   9/30/98                          $  15,924                     $  15,758
  10/31/98                          $  16,631                     $  16,401
  11/30/98                          $  17,723                     $  17,260
  12/31/98                          $  18,466                     $  18,329
   1/31/99                          $  18,772                     $  18,573
   2/28/99                          $  17,169                     $  17,068
   3/31/99                          $  17,016                     $  17,335
   4/30/99                          $  18,568                     $  18,888
   5/31/99                          $  19,302                     $  19,163
   6/30/99                          $  20,444                     $  20,030
   7/31/99                          $  20,275                     $  19,481
   8/31/99                          $  19,746                     $  18,760
   9/30/99                          $  19,643                     $  18,764
  10/31/99                          $  19,421                     $  18,841
  11/30/99                          $  21,023                     $  19,966
  12/31/99                          $  23,235                     $  22,226
 1/31/2000                          $  23,216                     $  21,868
 2/29/2000                          $  27,103                     $  25,478
 3/31/2000                          $  25,940                     $  23,799
 4/30/2000                          $  23,901                     $  22,366
 5/31/2000                          $  22,644                     $  21,062
 6/30/2000                          $  24,967                     $  22,899
 7/31/2000                          $  24,280                     $  22,162
 8/31/2000                          $  26,281                     $  23,853
 9/30/2000                          $  25,766                     $  23,151
10/31/2000                          $  24,643                     $  22,119
11/30/2000                          $  22,385                     $  19,847
12/31/2000                          $  23,885                     $  21,552
 1/31/2001                          $  25,973                     $  22,675
 2/28/2001                          $  24,248                     $  21,188
 3/31/2001                          $  23,159                     $  20,151
 4/30/2001                          $  24,975                     $  21,727
 5/31/2001                          $  26,154                     $  22,262
 6/30/2001                          $  27,469                     $  23,030
 7/31/2001                          $  26,448                     $  21,784
 8/31/2001                          $  25,654                     $  21,080
 9/30/2001                          $  22,024                     $  18,243
10/31/2001                          $  23,476                     $  19,310
11/30/2001                          $  25,314                     $  20,805
12/31/2001                          $  27,005                     $  22,088
 1/31/2002                          $  26,818                     $  21,859
 2/28/2002                          $  26,124                     $  21,260
 3/31/2002                          $  28,347                     $  22,969
 4/30/2002                          $  28,440                     $  23,178
 5/31/2002                          $  27,237                     $  22,149
 6/30/2002                          $  25,848                     $  21,050
 7/31/2002                          $  22,142                     $  17,872
 8/31/2002                          $  22,164                     $  17,825
 9/30/2002                          $  20,497                     $  16,545
10/31/2002                          $  21,284                     $  17,077
11/30/2002                          $  23,183                     $  18,600
12/31/2002                          $  21,908                     $  17,564
 1/31/2003                          $  21,323                     $  17,077
 2/28/2003                          $  20,645                     $  16,561
 3/31/2003                          $  20,855                     $  16,775
 4/30/2003                          $  22,959                     $  18,365
 5/31/2003                          $  25,531                     $  20,336
 6/30/2003                          $  26,233                     $  20,704
 7/31/2003                          $  27,894                     $  22,000
 8/31/2003                          $  29,297                     $  23,008
 9/30/2003                          $  28,851                     $  22,582
10/31/2003                          $  31,376                     $  24,479
11/30/2003                          $  32,529                     $  25,348
12/31/2003                          $  33,296                     $  25,863
 1/31/2004                          $  34,803                     $  26,985
 2/29/2004                          $  35,110                     $  27,228
 3/31/2004                          $  35,298                     $  27,481
 4/30/2004                          $  33,862                     $  26,080
 5/31/2004                          $  34,215                     $  26,494
 6/30/2004                          $  35,724                     $  27,610
 7/31/2004                          $  33,174                     $  25,752
 8/31/2004                          $  32,702                     $  25,620
 9/30/2004                          $  34,319                     $  26,822
10/31/2004                          $  34,981                     $  27,350
11/30/2004                          $  38,056                     $  29,721

   AVERAGE ANNUAL       ONE         FIVE             TEN
   TOTAL RETURN        YEAR         YEARS           YEARS
   ---------------------------------------------------------
                       16.99%       12.60%          14.30%

-  THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP
   STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

            THE DFA INTERNATIONAL VALUE SERIES           MSCI EAFE INDEX (NET DIVIDENDS)
  11/30/94                           $  10,000                                $  10,000
  12/31/94                           $  10,059                                $  10,063
   1/31/95                           $   9,661                                $   9,676
   2/28/95                           $   9,640                                $   9,648
   3/31/95                           $  10,210                                $  10,250
   4/30/95                           $  10,529                                $  10,636
   5/31/95                           $  10,469                                $  10,509
   6/30/95                           $  10,360                                $  10,324
   7/31/95                           $  10,943                                $  10,967
   8/31/95                           $  10,571                                $  10,549
   9/30/95                           $  10,634                                $  10,755
  10/31/95                           $  10,432                                $  10,466
  11/30/95                           $  10,719                                $  10,757
  12/31/95                           $  11,239                                $  11,190
   1/31/96                           $  11,352                                $  11,236
   2/29/96                           $  11,423                                $  11,274
   3/31/96                           $  11,583                                $  11,514
   4/30/96                           $  12,035                                $  11,849
   5/31/96                           $  11,922                                $  11,630
   6/30/96                           $  11,964                                $  11,696
   7/31/96                           $  11,644                                $  11,354
   8/31/96                           $  11,695                                $  11,379
   9/30/96                           $  11,901                                $  11,681
  10/31/96                           $  11,787                                $  11,562
  11/30/96                           $  12,311                                $  12,022
  12/31/96                           $  12,150                                $  11,867
   1/31/97                           $  11,744                                $  11,452
   2/28/97                           $  11,851                                $  11,639
   3/31/97                           $  11,895                                $  11,681
   4/30/97                           $  11,831                                $  11,743
   5/31/97                           $  12,729                                $  12,507
   6/30/97                           $  13,281                                $  13,197
   7/31/97                           $  13,464                                $  13,411
   8/31/97                           $  12,581                                $  12,409
   9/30/97                           $  13,044                                $  13,104
  10/31/97                           $  12,360                                $  12,097
  11/30/97                           $  11,838                                $  11,974
  12/31/97                           $  11,790                                $  12,078
   1/31/98                           $  12,502                                $  12,630
   2/28/98                           $  13,324                                $  13,441
   3/31/98                           $  13,913                                $  13,855
   4/30/98                           $  13,956                                $  13,964
   5/31/98                           $  14,087                                $  13,897
   6/30/98                           $  13,950                                $  14,002
   7/31/98                           $  14,105                                $  14,144
   8/31/98                           $  12,260                                $  12,392
   9/30/98                           $  11,601                                $  12,012
  10/31/98                           $  12,756                                $  13,264
  11/30/98                           $  13,316                                $  13,943
  12/31/98                           $  13,576                                $  14,493
   1/31/99                           $  13,307                                $  14,451
   2/28/99                           $  12,970                                $  14,106
   3/31/99                           $  13,769                                $  14,695
   4/30/99                           $  14,587                                $  15,290
   5/31/99                           $  13,848                                $  14,503
   6/30/99                           $  14,472                                $  15,068
   7/31/99                           $  14,995                                $  15,516
   8/31/99                           $  15,141                                $  15,573
   9/30/99                           $  15,196                                $  15,730
  10/31/99                           $  15,128                                $  16,319
  11/30/99                           $  15,081                                $  16,886
  12/31/99                           $  15,826                                $  18,401
 1/31/2000                           $  14,607                                $  17,232
 2/29/2000                           $  14,242                                $  17,696
 3/31/2000                           $  15,032                                $  18,382
 4/30/2000                           $  14,641                                $  17,415
 5/31/2000                           $  14,923                                $  16,989
 6/30/2000                           $  15,963                                $  17,654
 7/31/2000                           $  15,444                                $  16,914
 8/31/2000                           $  15,580                                $  17,060
 9/30/2000                           $  15,130                                $  16,230
10/31/2000                           $  15,018                                $  15,846
11/30/2000                           $  15,006                                $  15,252
12/31/2000                           $  15,838                                $  15,794
 1/31/2001                           $  15,864                                $  15,786
 2/28/2001                           $  15,386                                $  14,603
 3/31/2001                           $  14,448                                $  13,629
 4/30/2001                           $  15,209                                $  14,576
 5/31/2001                           $  15,094                                $  14,062
 6/30/2001                           $  14,807                                $  13,487
 7/31/2001                           $  14,506                                $  13,241
 8/31/2001                           $  14,715                                $  12,906
 9/30/2001                           $  12,839                                $  11,599
10/31/2001                           $  12,917                                $  11,896
11/30/2001                           $  13,390                                $  12,334
12/31/2001                           $  13,445                                $  12,408
 1/31/2002                           $  13,153                                $  11,748
 2/28/2002                           $  13,299                                $  11,831
 3/31/2002                           $  14,134                                $  12,471
 4/30/2002                           $  14,612                                $  12,553
 5/31/2002                           $  15,103                                $  12,712
 6/30/2002                           $  14,679                                $  12,206
 7/31/2002                           $  13,177                                $  11,001
 8/31/2002                           $  13,164                                $  10,976
 9/30/2002                           $  11,599                                $   9,798
10/31/2002                           $  11,936                                $  10,324
11/30/2002                           $  12,650                                $  10,793
12/31/2002                           $  12,329                                $  10,430
 1/31/2003                           $  11,922                                $   9,994
 2/28/2003                           $  11,677                                $   9,765
 3/31/2003                           $  11,401                                $   9,573
 4/30/2003                           $  12,652                                $  10,511
 5/31/2003                           $  13,605                                $  11,148
 6/30/2003                           $  14,045                                $  11,418
 7/31/2003                           $  14,679                                $  11,694
 8/31/2003                           $  15,065                                $  11,977
 9/30/2003                           $  15,642                                $  12,346
10/31/2003                           $  16,876                                $  13,115
11/30/2003                           $  17,237                                $  13,407
12/31/2003                           $  18,530                                $  14,454
 1/31/2004                           $  19,005                                $  14,659
 2/29/2004                           $  19,577                                $  14,997
 3/31/2004                           $  19,882                                $  15,081
 4/30/2004                           $  19,282                                $  14,740
 5/31/2004                           $  19,478                                $  14,790
 6/30/2004                           $  20,282                                $  15,114
 7/31/2004                           $  19,534                                $  14,623
 8/31/2004                           $  19,788                                $  14,688
 9/30/2004                           $  20,421                                $  15,072
10/31/2004                           $  21,202                                $  15,586
11/30/2004                           $  22,779                                $  16,650

   AVERAGE ANNUAL       ONE         FIVE          TEN
   TOTAL RETURN        YEAR         YEARS        YEARS
   -----------------------------------------------------
                       32.15%       8.60%         8.58%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                      THE JAPANESE SMALL        MSCI JAPAN SMALL CAP      S&P/CITIGROUP EXTENDED
                        COMPANY SERIES           INDEX (PRICE-ONLY)          MARKET INDEX-JAPAN
    8/9/96                     $  10,000                   $  10,000                   $  10,000
   8/30/96                     $  10,020                   $  10,000                   $  10,000
   9/30/96                     $  10,070                   $  10,008                   $  10,086
  10/31/96                     $   9,363                   $   9,299                   $   9,440
  11/30/96                     $   9,074                   $   9,053                   $   9,222
  12/31/96                     $   7,960                   $   7,906                   $   8,296
   1/31/97                     $   7,184                   $   7,100                   $   7,522
   2/28/97                     $   7,134                   $   7,046                   $   7,518
   3/31/97                     $   6,617                   $   6,421                   $   7,094
   4/30/97                     $   6,508                   $   6,286                   $   7,090
   5/31/97                     $   7,593                   $   7,490                   $   8,121
   6/30/97                     $   7,712                   $   7,665                   $   8,362
   7/31/97                     $   6,837                   $   6,845                   $   7,716
   8/31/97                     $   6,100                   $   6,028                   $   6,913
   9/30/97                     $   5,175                   $   5,029                   $   6,260
  10/31/97                     $   5,314                   $   5,180                   $   6,233
  11/30/97                     $   4,388                   $   4,247                   $   5,363
  12/31/97                     $   3,612                   $   3,514                   $   4,635
   1/31/98                     $   4,617                   $   4,522                   $   5,484
   2/28/98                     $   4,985                   $   4,863                   $   5,672
   3/31/98                     $   4,537                   $   4,385                   $   5,335
   4/30/98                     $   4,309                   $   4,211                   $   5,172
   5/31/98                     $   4,120                   $   4,044                   $   4,999
   6/30/98                     $   4,219                   $   4,099                   $   5,055
   7/31/98                     $   4,180                   $   4,114                   $   5,001
   8/31/98                     $   3,732                   $   3,688                   $   4,623
   9/30/98                     $   3,523                   $   3,448                   $   4,536
  10/31/98                     $   3,971                   $   3,959                   $   5,143
  11/30/98                     $   4,299                   $   4,302                   $   5,328
  12/31/98                     $   4,220                   $   4,352                   $   5,503
   1/31/99                     $   4,319                   $   4,441                   $   5,491
   2/28/99                     $   4,150                   $   4,392                   $   5,321
   3/31/99                     $   4,637                   $   4,955                   $   5,956
   4/30/99                     $   5,115                   $   5,317                   $   6,239
   5/31/99                     $   4,886                   $   4,961                   $   6,010
   6/30/99                     $   5,354                   $   5,590                   $   6,469
   7/31/99                     $   5,613                   $   5,905                   $   6,936
   8/31/99                     $   5,722                   $   6,200                   $   7,248
   9/30/99                     $   5,732                   $   6,324                   $   7,534
  10/31/99                     $   5,632                   $   6,294                   $   7,529
  11/30/99                     $   5,314                   $   6,252                   $   7,503
  12/31/99                     $   4,856                   $   5,795                   $   7,263
 1/31/2000                     $   4,906                   $   5,882                   $   7,207
 2/29/2000                     $   4,657                   $   5,799                   $   6,948
 3/31/2000                     $   5,334                   $   6,271                   $   7,500
 4/30/2000                     $   4,767                   $   5,602                   $   6,939
 5/31/2000                     $   4,996                   $   5,814                   $   7,016
 6/30/2000                     $   5,732                   $   6,666                   $   7,758
 7/31/2000                     $   5,036                   $   5,707                   $   6,774
 8/31/2000                     $   5,414                   $   6,342                   $   7,318
 9/30/2000                     $   5,175                   $   5,889                   $   7,025
10/31/2000                     $   4,648                   $   5,302                   $   6,438
11/30/2000                     $   4,787                   $   5,399                   $   6,420
12/31/2000                     $   4,409                   $   4,863                   $   5,966
 1/31/2001                     $   4,379                   $   4,813                   $   5,896
 2/28/2001                     $   4,469                   $   4,898                   $   5,807
 3/31/2001                     $   4,419                   $   4,699                   $   5,649
 4/30/2001                     $   4,967                   $   5,332                   $   6,259
 5/31/2001                     $   5,016                   $   5,293                   $   6,300
 6/30/2001                     $   4,977                   $   5,150                   $   6,092
 7/31/2001                     $   4,608                   $   4,708                   $   5,711
 8/31/2001                     $   4,728                   $   4,772                   $   5,719
 9/30/2001                     $   4,310                   $   4,342                   $   5,314
10/31/2001                     $   4,439                   $   4,442                   $   5,359
11/30/2001                     $   4,140                   $   4,269                   $   5,118
12/31/2001                     $   3,673                   $   3,752                   $   4,648
 1/31/2002                     $   3,473                   $   3,498                   $   4,333
 2/28/2002                     $   3,752                   $   3,679                   $   4,561
 3/31/2002                     $   3,951                   $   3,917                   $   4,786
 4/30/2002                     $   4,111                   $   4,175                   $   5,047
 5/31/2002                     $   4,519                   $   4,612                   $   5,551
 6/30/2002                     $   4,319                   $   4,409                   $   5,355
 7/31/2002                     $   4,270                   $   4,269                   $   5,170
 8/31/2002                     $   4,210                   $   4,168                   $   5,079
 9/30/2002                     $   4,090                   $   3,992                   $   4,921
10/31/2002                     $   3,772                   $   3,579                   $   4,557
11/30/2002                     $   3,742                   $   3,605                   $   4,584
12/31/2002                     $   3,712                   $   3,523                   $   4,549
 1/31/2003                     $   3,722                   $   3,502                   $   4,457
 2/28/2003                     $   3,991                   $   3,678                   $   4,650
 3/31/2003                     $   4,031                   $   3,593                   $   4,631
 4/30/2003                     $   4,210                   $   3,705                   $   4,759
 5/31/2003                     $   4,478                   $   3,873                   $   4,953
 6/30/2003                     $   4,837                   $   4,307                   $   5,321
 7/31/2003                     $   4,896                   $   4,357                   $   5,400
 8/31/2003                     $   5,324                   $   4,906                   $   5,920
 9/30/2003                     $   5,672                   $   5,250                   $   6,409
10/31/2003                     $   5,901                   $   5,639                   $   6,712
11/30/2003                     $   5,533                   $   5,251                   $   6,365
12/31/2003                     $   5,861                   $   5,624                   $   6,800
 1/31/2004                     $   6,150                   $   5,828                   $   6,945
 2/29/2004                     $   6,190                   $   5,811                   $   6,934
 3/31/2004                     $   7,453                   $   6,840                   $   8,182
 4/30/2004                     $   7,205                   $   6,619                   $   7,891
 5/31/2004                     $   6,856                   $   6,289                   $   7,584
 6/30/2004                     $   7,523                   $   6,948                   $   8,205
 7/31/2004                     $   7,045                   $   6,378                   $   7,626
 8/31/2004                     $   7,155                   $   6,443                   $   7,673
 9/30/2004                     $   6,986                   $   6,232                   $   7,469
10/31/2004                     $   7,125                   $   6,347                   $   7,596
11/30/2004                     $   7,344                   $   6,622                   $   7,904

   AVERAGE ANNUAL       ONE         FIVE          FROM
   TOTAL RETURN        YEAR         YEARS       8/9/1996
   ------------------------------------------------------
                       32.73%       6.57%         -3.65%

- THE MSCI JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Japan is courtesy of Citigroup Global Markets Inc. MSCI Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

THE PACIFIC RIM SMALL COMPANY SERIES VS.
MSCI PACIFIC RIM EX-JAPAN INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

               THE PACIFIC RIM     MSCI PACIFIC RIM EX-JAPAN      S&P/CITIGROUP EXTENDED MARKET
            SMALL COMPANY SERIES       INDEX (PRICE-ONLY)             INDEX-PAC RIM EX-JAPAN
    8/9/96             $  10,000                   $  10,000                         $  10,000
   8/30/96             $  10,009                   $  10,000                         $  10,000
   9/30/96             $  10,167                   $  10,114                         $  10,212
  10/31/96             $  10,276                   $  10,262                         $  10,421
  11/30/96             $  10,592                   $  10,796                         $  11,086
  12/31/96             $  10,344                   $  10,842                         $  11,122
   1/31/97             $  10,563                   $  11,049                         $  11,146
   2/28/97             $  11,156                   $  11,798                         $  11,732
   3/31/97             $  10,661                   $  11,219                         $  11,210
   4/30/97             $  10,414                   $  10,619                         $  10,987
   5/31/97             $  10,800                   $  11,070                         $  11,438
   6/30/97             $  10,899                   $  11,040                         $  11,592
   7/31/97             $  10,850                   $  10,944                         $  11,593
   8/31/97             $  10,246                   $   9,547                         $  10,747
   9/30/97             $   9,791                   $   9,236                         $  10,476
  10/31/97             $   7,415                   $   6,995                         $   7,981
  11/30/97             $   6,593                   $   6,343                         $   7,328
  12/31/97             $   6,009                   $   5,761                         $   7,042
   1/31/98             $   5,385                   $   5,097                         $   6,313
   2/28/98             $   6,851                   $   6,251                         $   7,431
   3/31/98             $   6,623                   $   6,016                         $   7,177
   4/30/98             $   6,009                   $   5,531                         $   6,802
   5/31/98             $   5,237                   $   4,863                         $   6,087
   6/30/98             $   4,484                   $   4,268                         $   5,444
   7/31/98             $   4,188                   $   4,144                         $   5,295
   8/31/98             $   3,534                   $   3,444                         $   4,440
   9/30/98             $   3,772                   $   3,790                         $   4,986
  10/31/98             $   4,435                   $   4,459                         $   5,773
  11/30/98             $   5,039                   $   4,869                         $   6,210
  12/31/98             $   4,891                   $   4,734                         $   6,039
   1/31/99             $   4,881                   $   4,806                         $   5,968
   2/28/99             $   4,673                   $   4,684                         $   5,944
   3/31/99             $   4,851                   $   4,966                         $   6,347
   4/30/99             $   6,118                   $   5,812                         $   7,289
   5/31/99             $   6,504                   $   5,645                         $   7,009
   6/30/99             $   7,811                   $   6,243                         $   7,639
   7/31/99             $   7,603                   $   6,244                         $   7,623
   8/31/99             $   7,514                   $   6,126                         $   7,495
   9/30/99             $   7,396                   $   5,921                         $   7,415
  10/31/99             $   7,396                   $   5,819                         $   7,269
  11/30/99             $   7,802                   $   6,087                         $   7,696
  12/31/99             $   8,366                   $   6,388                         $   8,183
 1/31/2000             $   8,187                   $   5,853                         $   7,674
 2/29/2000             $   8,316                   $   5,782                         $   7,424
 3/31/2000             $   8,247                   $   5,802                         $   7,578
 4/30/2000             $   7,386                   $   5,754                         $   7,049
 5/31/2000             $   6,822                   $   5,193                         $   6,627
 6/30/2000             $   7,425                   $   5,726                         $   7,509
 7/31/2000             $   7,386                   $   5,742                         $   7,489
 8/31/2000             $   7,495                   $   5,742                         $   7,703
 9/30/2000             $   6,822                   $   5,178                         $   7,025
10/31/2000             $   6,515                   $   4,950                         $   6,674
11/30/2000             $   6,614                   $   4,944                         $   6,717
12/31/2000             $   6,841                   $   5,150                         $   7,097
 1/31/2001             $   7,019                   $   5,248                         $   7,275
 2/28/2001             $   6,969                   $   5,132                         $   7,195
 3/31/2001             $   6,256                   $   4,527                         $   6,413
 4/30/2001             $   6,603                   $   4,834                         $   6,881
 5/31/2001             $   6,890                   $   4,871                         $   7,087
 6/30/2001             $   7,039                   $   5,025                         $   7,369
 7/31/2001             $   6,801                   $   4,883                         $   6,988
 8/31/2001             $   6,860                   $   4,944                         $   7,019
 9/30/2001             $   5,979                   $   4,347                         $   6,243
10/31/2001             $   6,435                   $   4,637                         $   6,763
11/30/2001             $   6,801                   $   4,880                         $   7,352
12/31/2001             $   6,890                   $   4,938                         $   7,498
 1/31/2002             $   7,227                   $   5,097                         $   7,877
 2/28/2002             $   7,296                   $   5,122                         $   8,088
 3/31/2002             $   7,613                   $   5,331                         $   8,594
 4/30/2002             $   7,663                   $   5,331                         $   8,396
 5/31/2002             $   8,098                   $   5,720                         $   8,723
 6/30/2002             $   7,840                   $   5,510                         $   8,393
 7/31/2002             $   7,375                   $   5,154                         $   7,940
 8/31/2002             $   7,514                   $   5,264                         $   8,075
 9/30/2002             $   7,009                   $   4,931                         $   7,352
10/31/2002             $   7,227                   $   5,037                         $   7,530
11/30/2002             $   7,296                   $   5,140                         $   7,842
12/31/2002             $   7,396                   $   5,212                         $   7,697
 1/31/2003             $   7,633                   $   5,404                         $   7,956
 2/28/2003             $   7,683                   $   5,302                         $   7,901
 3/31/2003             $   7,524                   $   5,253                         $   7,729
 4/30/2003             $   7,742                   $   5,527                         $   8,309
 5/31/2003             $   8,534                   $   5,912                         $   9,096
 6/30/2003             $   8,930                   $   6,205                         $   9,602
 7/31/2003             $   9,543                   $   6,344                         $   9,950
 8/31/2003             $  10,227                   $   6,640                         $  10,513
 9/30/2003             $  11,048                   $   7,130                         $  10,999
10/31/2003             $  11,691                   $   7,703                         $  11,873
11/30/2003             $  11,780                   $   7,661                         $  12,016
12/31/2003             $  12,305                   $   8,136                         $  12,736
 1/31/2004             $  13,077                   $   8,467                         $  13,114
 2/29/2004             $  13,483                   $   8,708                         $  13,586
 3/31/2004             $  13,057                   $   8,670                         $  13,609
 4/30/2004             $  12,107                   $   8,160                         $  12,786
 5/31/2004             $  12,018                   $   8,101                         $  12,700
 6/30/2004             $  12,068                   $   8,089                         $  12,754
 7/31/2004             $  12,285                   $   8,384                         $  12,857
 8/31/2004             $  12,582                   $   8,627                         $  13,508
 9/30/2004             $  13,354                   $   9,082                         $  14,315
10/31/2004             $  13,988                   $   9,644                         $  15,265
11/30/2004             $  15,008                   $  10,366                         $  16,571

   AVERAGE ANNUAL       ONE         FIVE          FROM
   TOTAL RETURN        YEAR         YEARS       8/9/1996
   -----------------------------------------------------
                       27.40%       14.87%        5.63%

- THE MSCI PACIFIC RIM EX-JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-PACIFIC RIM EX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Europe ex-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI Europe ex-UK Small Cap Index is courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

              THE UNITED KINGDOM SMALL      MSCI UK SMALL CAP       S&P/CITIGROUP EXTENDED
                    COMPANY SERIES         INDEX (PRICE-ONLY)     MARKET INDEX-UNITED KINGDOM
    8/9/96                   $  10,000               $  10,000                     $  10,000
   8/30/96                   $  10,240               $  10,308                     $  10,000
   9/30/96                   $  10,320               $  10,324                     $  10,017
  10/31/96                   $  10,819               $  10,799                     $  10,526
  11/30/96                   $  11,130               $  10,994                     $  10,863
  12/31/96                   $  11,549               $  11,311                     $  11,235
   1/31/97                   $  11,410               $  10,907                     $  10,966
   2/28/97                   $  11,800               $  11,306                     $  11,354
   3/31/97                   $  11,880               $  11,356                     $  11,280
   4/30/97                   $  11,690               $  11,184                     $  11,066
   5/31/97                   $  11,630               $  11,162                     $  11,101
   6/30/97                   $  11,511               $  11,281                     $  11,153
   7/31/97                   $  11,141               $  11,007                     $  11,072
   8/31/97                   $  11,431               $  11,269                     $  11,354
   9/30/97                   $  11,841               $  11,838                     $  11,907
  10/31/97                   $  12,262               $  12,087                     $  12,039
  11/30/97                   $  12,132               $  11,997                     $  12,108
  12/31/97                   $  12,012               $  11,971                     $  12,139
   1/31/98                   $  12,081               $  11,788                     $  12,313
   2/28/98                   $  12,541               $  12,452                     $  13,103
   3/31/98                   $  13,581               $  13,733                     $  14,302
   4/30/98                   $  13,631               $  13,947                     $  14,560
   5/31/98                   $  14,141               $  14,441                     $  14,978
   6/30/98                   $  13,631               $  13,938                     $  14,353
   7/31/98                   $  12,630               $  13,024                     $  13,888
   8/31/98                   $  11,370               $  11,371                     $  12,466
   9/30/98                   $  10,850               $  10,784                     $  12,070
  10/31/98                   $  10,610               $  10,940                     $  12,423
  11/30/98                   $  10,531               $  11,020                     $  12,603
  12/31/98                   $  10,720               $  11,135                     $  12,675
   1/31/99                   $  10,900               $  11,007                     $  13,048
   2/28/99                   $  11,260               $  11,283                     $  13,324
   3/31/99                   $  11,930               $  12,134                     $  13,872
   4/30/99                   $  12,731               $  13,189                     $  14,734
   5/31/99                   $  12,661               $  12,776                     $  14,309
   6/30/99                   $  12,981               $  12,941                     $  14,524
   7/31/99                   $  13,821               $  13,474                     $  15,238
   8/31/99                   $  14,271               $  13,862                     $  15,241
   9/30/99                   $  14,012               $  13,235                     $  14,801
  10/31/99                   $  13,832               $  12,829                     $  14,538
  11/30/99                   $  14,402               $  13,868                     $  15,756
  12/31/99                   $  15,272               $  14,955                     $  16,885
 1/31/2000                   $  15,723               $  14,688                     $  16,337
 2/29/2000                   $  15,392               $  15,479                     $  16,784
 3/31/2000                   $  15,172               $  15,218                     $  16,645
 4/30/2000                   $  13,883               $  13,926                     $  15,793
 5/31/2000                   $  13,302               $  13,110                     $  14,893
 6/30/2000                   $  14,413               $  14,084                     $  15,926
 7/31/2000                   $  14,513               $  14,135                     $  16,039
 8/31/2000                   $  14,793               $  14,420                     $  16,322
 9/30/2000                   $  14,822               $  13,790                     $  15,576
10/31/2000                   $  14,142               $  13,151                     $  15,080
11/30/2000                   $  13,511               $  12,669                     $  14,020
12/31/2000                   $  14,611               $  13,539                     $  15,258
 1/31/2001                   $  14,910               $  14,196                     $  15,312
 2/28/2001                   $  14,271               $  13,679                     $  14,788
 3/31/2001                   $  13,161               $  12,475                     $  13,541
 4/30/2001                   $  13,841               $  13,558                     $  14,329
 5/31/2001                   $  14,042               $  13,860                     $  14,589
 6/30/2001                   $  13,522               $  13,296                     $  14,029
 7/31/2001                   $  13,142               $  12,848                     $  13,747
 8/31/2001                   $  13,563               $  13,375                     $  13,995
 9/30/2001                   $  11,523               $  10,624                     $  11,983
10/31/2001                   $  12,043               $  11,237                     $  12,437
11/30/2001                   $  12,853               $  12,267                     $  13,135
12/31/2001                   $  13,383               $  12,661                     $  13,731
 1/31/2002                   $  13,023               $  11,963                     $  13,249
 2/28/2002                   $  13,153               $  11,960                     $  13,367
 3/31/2002                   $  13,813               $  12,811                     $  14,332
 4/30/2002                   $  14,424               $  13,246                     $  14,624
 5/31/2002                   $  14,584               $  13,043                     $  14,739
 6/30/2002                   $  14,003               $  12,226                     $  14,059
 7/31/2002                   $  12,994               $  10,849                     $  12,806
 8/31/2002                   $  13,013               $  10,911                     $  12,805
 9/30/2002                   $  11,912               $  10,119                     $  11,674
10/31/2002                   $  11,853               $  10,096                     $  11,997
11/30/2002                   $  12,253               $  10,261                     $  12,244
12/31/2002                   $  12,224               $   9,944                     $  12,020
 1/31/2003                   $  11,934               $   9,177                     $  11,412
 2/28/2003                   $  11,534               $   8,894                     $  11,027
 3/31/2003                   $  11,434               $   8,847                     $  10,951
 4/30/2003                   $  12,515               $   9,958                     $  12,284
 5/31/2003                   $  14,015               $  11,377                     $  13,659
 6/30/2003                   $  14,815               $  11,730                     $  13,978
 7/31/2003                   $  15,405               $  12,436                     $  14,545
 8/31/2003                   $  16,055               $  13,003                     $  14,926
 9/30/2003                   $  16,686               $  13,308                     $  15,364
10/31/2003                   $  17,636               $  14,354                     $  16,709
11/30/2003                   $  17,726               $  14,449                     $  16,925
12/31/2003                   $  18,717               $  15,233                     $  17,908
 1/31/2004                   $  20,107               $  16,507                     $  18,916
 2/29/2004                   $  21,278               $  17,617                     $  20,076
 3/31/2004                   $  20,987               $  17,476                     $  19,948
 4/30/2004                   $  20,237               $  16,831                     $  19,249
 5/31/2004                   $  20,267               $  16,757                     $  19,569
 6/30/2004                   $  20,957               $  17,281                     $  20,017
 7/31/2004                   $  20,187               $  16,450                     $  19,338
 8/31/2004                   $  20,047               $  16,193                     $  19,319
 9/30/2004                   $  20,617               $  16,663                     $  20,078
10/31/2004                   $  21,268               $  17,269                     $  20,578
11/30/2004                   $  22,988               $  18,644                     $  22,330

   AVERAGE ANNUAL       ONE         FIVE          FROM
   TOTAL RETURN        YEAR         YEARS       8/9/1996
   -----------------------------------------------------
                       29.68%       9.80%         10.53%

- THE MSCI UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI UK Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX-UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

           THE CONTINENTAL SMALL   MSCI EUROPE EX-UK SMALL CAP      S&P/CITIGROUP EXTENDED MARKET
                COMPANY SERIES          INDEX (PRICE-ONLY)          INDEX-EUROPE EX-UNITED KINGDOM
    8/9/96             $  10,000                     $  10,000                         $  10,000
   8/30/96             $   9,900                     $  10,000                         $  10,000
   9/30/96             $   9,761                     $  10,025                         $   9,977
  10/31/96             $   9,940                     $  10,112                         $  10,032
  11/30/96             $  10,128                     $  10,413                         $  10,279
  12/31/96             $  10,326                     $  10,687                         $  10,461
   1/31/97             $  10,584                     $  11,118                         $  10,657
   2/28/97             $  10,604                     $  11,105                         $  10,763
   3/31/97             $  10,980                     $  11,486                         $  11,103
   4/30/97             $  10,683                     $  11,061                         $  10,873
   5/31/97             $  11,118                     $  11,536                         $  11,420
   6/30/97             $  11,504                     $  11,889                         $  11,807
   7/31/97             $  11,474                     $  11,958                         $  11,955
   8/31/97             $  11,296                     $  11,808                         $  11,487
   9/30/97             $  12,098                     $  12,548                         $  12,326
  10/31/97             $  11,752                     $  12,030                         $  11,841
  11/30/97             $  11,495                     $  11,790                         $  11,785
  12/31/97             $  11,585                     $  11,847                         $  11,979
   1/31/98             $  12,011                     $  12,282                         $  12,438
   2/28/98             $  12,912                     $  13,164                         $  13,488
   3/31/98             $  14,140                     $  14,348                         $  14,596
   4/30/98             $  14,704                     $  14,855                         $  14,986
   5/31/98             $  15,486                     $  15,534                         $  15,884
   6/30/98             $  15,080                     $  14,783                         $  15,498
   7/31/98             $  15,139                     $  14,823                         $  15,825
   8/31/98             $  13,565                     $  12,702                         $  13,676
   9/30/98             $  12,922                     $  11,861                         $  12,992
  10/31/98             $  13,298                     $  12,388                         $  13,757
  11/30/98             $  13,783                     $  12,716                         $  14,248
  12/31/98             $  13,911                     $  12,782                         $  14,758
   1/31/99             $  13,199                     $  12,257                         $  14,459
   2/28/99             $  12,951                     $  11,974                         $  13,941
   3/31/99             $  12,753                     $  11,913                         $  13,824
   4/30/99             $  13,129                     $  12,431                         $  14,277
   5/31/99             $  12,990                     $  12,234                         $  14,013
   6/30/99             $  13,080                     $  12,197                         $  14,221
   7/31/99             $  13,367                     $  12,333                         $  14,514
   8/31/99             $  13,457                     $  12,418                         $  14,737
   9/30/99             $  13,516                     $  12,367                         $  14,630
  10/31/99             $  13,317                     $  12,147                         $  14,559
  11/30/99             $  12,971                     $  11,861                         $  14,881
  12/31/99             $  13,585                     $  12,661                         $  16,542
 1/31/2000             $  13,356                     $  12,932                         $  16,123
 2/29/2000             $  14,227                     $  13,767                         $  17,491
 3/31/2000             $  14,267                     $  13,593                         $  17,258
 4/30/2000             $  13,544                     $  12,868                         $  16,164
 5/31/2000             $  13,950                     $  12,954                         $  16,156
 6/30/2000             $  14,494                     $  13,194                         $  16,721
 7/31/2000             $  14,187                     $  13,119                         $  16,556
 8/31/2000             $  14,207                     $  13,131                         $  16,619
 9/30/2000             $  13,930                     $  12,839                         $  15,744
10/31/2000             $  13,306                     $  12,180                         $  14,935
11/30/2000             $  13,315                     $  11,960                         $  14,324
12/31/2000             $  14,226                     $  12,564                         $  15,337
 1/31/2001             $  14,621                     $  13,249                         $  15,650
 2/28/2001             $  14,384                     $  12,708                         $  14,820
 3/31/2001             $  13,255                     $  11,495                         $  13,331
 4/30/2001             $  13,740                     $  11,983                         $  14,066
 5/31/2001             $  13,573                     $  11,719                         $  13,663
 6/30/2001             $  13,167                     $  11,097                         $  12,994
 7/31/2001             $  13,345                     $  10,989                         $  12,926
 8/31/2001             $  13,443                     $  10,891                         $  12,750
 9/30/2001             $  11,731                     $   9,245                         $  10,766
10/31/2001             $  12,077                     $   9,839                         $  11,378
11/30/2001             $  12,591                     $  10,577                         $  12,061
12/31/2001             $  12,699                     $  10,663                         $  12,207
 1/31/2002             $  12,710                     $  10,666                         $  12,020
 2/28/2002             $  12,898                     $  10,716                         $  12,144
 3/31/2002             $  13,561                     $  11,365                         $  12,975
 4/30/2002             $  14,104                     $  11,628                         $  13,182
 5/31/2002             $  14,669                     $  11,785                         $  13,492
 6/30/2002             $  14,669                     $  11,487                         $  13,130
 7/31/2002             $  13,520                     $  10,258                         $  11,589
 8/31/2002             $  13,342                     $   9,989                         $  11,427
 9/30/2002             $  11,946                     $   8,717                         $   9,930
10/31/2002             $  12,313                     $   9,237                         $  10,607
11/30/2002             $  12,996                     $   9,742                         $  11,277
12/31/2002             $  13,234                     $   9,509                         $  11,061
 1/31/2003             $  13,145                     $   9,378                         $  10,769
 2/28/2003             $  12,759                     $   8,966                         $  10,312
 3/31/2003             $  12,680                     $   8,903                         $  10,277
 4/30/2003             $  14,263                     $  10,142                         $  11,661
 5/31/2003             $  15,718                     $  11,078                         $  12,676
 6/30/2003             $  15,976                     $  11,222                         $  12,856
 7/31/2003             $  16,540                     $  11,603                         $  13,358
 8/31/2003             $  16,906                     $  11,936                         $  13,747
 9/30/2003             $  17,776                     $  12,605                         $  14,298
10/31/2003             $  18,875                     $  13,654                         $  15,324
11/30/2003             $  19,865                     $  14,375                         $  16,123
12/31/2003             $  21,102                     $  15,118                         $  17,051
 1/31/2004             $  22,121                     $  15,873                         $  17,675
 2/29/2004             $  22,864                     $  16,407                         $  18,159
 3/31/2004             $  22,398                     $  15,783                         $  17,797
 4/30/2004             $  22,131                     $  15,478                         $  17,703
 5/31/2004             $  22,379                     $  15,445                         $  17,944
 6/30/2004             $  23,052                     $  15,963                         $  18,398
 7/31/2004             $  22,309                     $  15,307                         $  17,712
 8/31/2004             $  22,448                     $  15,351                         $  17,772
 9/30/2004             $  23,616                     $  16,201                         $  18,634
10/31/2004             $  24,507                     $  16,881                         $  19,247
11/30/2004             $  27,130                     $  18,741                         $  21,010

   AVERAGE ANNUAL       ONE         FIVE          FROM
   TOTAL RETURN        YEAR         YEARS       8/9/1996
   -----------------------------------------------------
                       36.57%       15.68%        12.77%

- THE MSCI EUROPE EX-UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EUROPE EX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Europe ex-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI Europe ex-UK Small Cap Index is courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                               MSCI EMERGING MARKETS
              THE EMERGING MARKETS SERIES     FREE INDEX (PRICE-ONLY)
  11/30/94                      $   9,850                   $  10,000
  12/31/94                      $   9,140                   $   9,190
   1/31/95                      $   8,291                   $   8,207
   2/28/95                      $   8,248                   $   7,988
   3/31/95                      $   8,611                   $   8,020
   4/30/95                      $   9,036                   $   8,364
   5/31/95                      $   9,677                   $   8,787
   6/30/95                      $   9,737                   $   8,795
   7/31/95                      $  10,127                   $   8,978
   8/31/95                      $   9,746                   $   8,755
   9/30/95                      $   9,564                   $   8,702
  10/31/95                      $   9,244                   $   8,360
  11/30/95                      $   9,205                   $   8,204
  12/31/95                      $   9,484                   $   8,552
   1/31/96                      $  10,507                   $   9,151
   2/29/96                      $  10,288                   $   8,991
   3/31/96                      $  10,376                   $   9,044
   4/30/96                      $  10,674                   $   9,374
   5/31/96                      $  10,674                   $   9,309
   6/30/96                      $  10,761                   $   9,347
   7/31/96                      $   9,842                   $   8,692
   8/31/96                      $  10,122                   $   8,901
   9/30/96                      $  10,340                   $   8,966
  10/31/96                      $  10,113                   $   8,721
  11/30/96                      $  10,472                   $   8,856
  12/31/96                      $  10,612                   $   8,885
   1/31/97                      $  11,697                   $   9,483
   2/28/97                      $  11,845                   $   9,882
   3/31/97                      $  11,512                   $   9,599
   4/30/97                      $  11,066                   $   9,582
   5/31/97                      $  11,617                   $   9,830
   6/30/97                      $  12,098                   $  10,336
   7/31/97                      $  12,115                   $  10,469
   8/31/97                      $  10,348                   $   9,125
   9/30/97                      $  10,777                   $   9,363
  10/31/97                      $   9,185                   $   7,819
  11/30/97                      $   8,704                   $   7,529
  12/31/97                      $   8,634                   $   7,693
   1/31/98                      $   8,477                   $   7,084
   2/28/98                      $   9,308                   $   7,819
   3/31/98                      $   9,632                   $   8,132
   4/30/98                      $   9,483                   $   8,028
   5/31/98                      $   8,390                   $   6,903
   6/30/98                      $   7,647                   $   6,165
   7/31/98                      $   7,962                   $   6,338
   8/31/98                      $   5,950                   $   4,482
   9/30/98                      $   5,959                   $   4,754
  10/31/98                      $   6,930                   $   5,249
  11/30/98                      $   7,630                   $   5,679
  12/31/98                      $   7,849                   $   5,576
   1/31/99                      $   7,656                   $   5,482
   2/28/99                      $   7,735                   $   5,531
   3/31/99                      $   8,435                   $   6,243
   4/30/99                      $   9,940                   $   7,006
   5/31/99                      $   9,931                   $   6,944
   6/30/99                      $  10,903                   $   7,717
   7/31/99                      $  10,737                   $   7,496
   8/31/99                      $  10,693                   $   7,559
   9/30/99                      $  10,343                   $   7,293
  10/31/99                      $  10,745                   $   7,442
  11/30/99                      $  11,734                   $   8,107
  12/31/99                      $  13,519                   $   9,127
 1/31/2000                      $  13,309                   $   9,164
 2/29/2000                      $  12,959                   $   9,282
 3/31/2000                      $  13,038                   $   9,313
 4/30/2000                      $  12,199                   $   8,417
 5/31/2000                      $  11,525                   $   8,051
 6/30/2000                      $  11,762                   $   8,308
 7/31/2000                      $  11,070                   $   7,871
 8/31/2000                      $  11,193                   $   7,899
 9/30/2000                      $  10,388                   $   7,199
10/31/2000                      $   9,732                   $   6,673
11/30/2000                      $   9,119                   $   6,086
12/31/2000                      $   9,609                   $   6,225
 1/31/2001                      $  10,598                   $   7,068
 2/28/2001                      $   9,644                   $   6,509
 3/31/2001                      $   8,690                   $   5,840
 4/30/2001                      $   9,075                   $   6,112
 5/31/2001                      $   9,137                   $   6,165
 6/30/2001                      $   8,944                   $   6,022
 7/31/2001                      $   8,638                   $   5,626
 8/31/2001                      $   8,717                   $   5,561
 9/30/2001                      $   7,290                   $   4,688
10/31/2001                      $   7,509                   $   4,977
11/30/2001                      $   8,340                   $   5,491
12/31/2001                      $   8,987                   $   5,919
 1/31/2002                      $   9,486                   $   6,112
 2/28/2002                      $   9,363                   $   6,206
 3/31/2002                      $   9,766                   $   6,554
 4/30/2002                      $   9,872                   $   6,580
 5/31/2002                      $   9,618                   $   6,458
 6/30/2002                      $   8,892                   $   5,963
 7/31/2002                      $   8,463                   $   5,494
 8/31/2002                      $   8,489                   $   5,574
 9/30/2002                      $   7,596                   $   4,962
10/31/2002                      $   7,912                   $   5,281
11/30/2002                      $   8,515                   $   5,639
12/31/2002                      $   8,174                   $   5,447
 1/31/2003                      $   8,165                   $   5,416
 2/28/2003                      $   8,042                   $   5,245
 3/31/2003                      $   7,911                   $   5,077
 4/30/2003                      $   8,979                   $   5,504
 5/31/2003                      $   9,636                   $   5,882
 6/30/2003                      $  10,012                   $   6,204
 7/31/2003                      $  10,214                   $   6,575
 8/31/2003                      $  10,677                   $   7,002
 9/30/2003                      $  11,159                   $   7,041
10/31/2003                      $  12,008                   $   7,628
11/30/2003                      $  11,894                   $   7,707
12/31/2003                      $  13,146                   $   8,256
 1/31/2004                      $  13,399                   $   8,525
 2/29/2004                      $  13,994                   $   8,908
 3/31/2004                      $  14,091                   $   8,989
 4/30/2004                      $  13,198                   $   8,229
 5/31/2004                      $  13,049                   $   8,041
 6/30/2004                      $  13,286                   $   8,059
 7/31/2004                      $  13,277                   $   7,890
 8/31/2004                      $  13,644                   $   8,200
 9/30/2004                      $  14,415                   $   8,655
10/31/2004                      $  14,817                   $   8,843
11/30/2004                      $  16,112                   $   9,658

   AVERAGE ANNUAL       ONE         FIVE          TEN
   TOTAL RETURN        YEAR         YEARS        YEARS
   -----------------------------------------------------
                       35.47%       6.43%         4.88%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
DECEMBER 2, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                      THE EMERGING MARKETS     MSCI EMERGING MARKETS
                        SMALL CAP SERIES      FREE INDEX (PRICE-ONLY)
   12/2/96                       $  10,000                  $  10,000
  12/31/96                       $   9,880                  $  10,000
   1/31/97                       $  10,880                  $  10,673
   2/28/97                       $  11,138                  $  11,122
   3/31/97                       $  10,692                  $  10,803
   4/30/97                       $  10,088                  $  10,785
   5/31/97                       $  10,247                  $  11,064
   6/30/97                       $  10,652                  $  11,633
   7/31/97                       $  10,692                  $  11,783
   8/31/97                       $   9,296                  $  10,270
   9/30/97                       $   9,483                  $  10,538
  10/31/97                       $   8,424                  $   8,800
  11/30/97                       $   7,849                  $   8,474
  12/31/97                       $   7,612                  $   8,658
   1/31/98                       $   6,909                  $   7,973
   2/28/98                       $   7,216                  $   8,800
   3/31/98                       $   7,562                  $   9,152
   4/30/98                       $   7,790                  $   9,035
   5/31/98                       $   7,344                  $   7,769
   6/30/98                       $   6,869                  $   6,939
   7/31/98                       $   7,057                  $   7,134
   8/31/98                       $   5,404                  $   5,045
   9/30/98                       $   5,187                  $   5,350
  10/31/98                       $   5,850                  $   5,907
  11/30/98                       $   6,622                  $   6,392
  12/31/98                       $   6,840                  $   6,276
   1/31/99                       $   6,543                  $   6,170
   2/28/99                       $   6,543                  $   6,225
   3/31/99                       $   7,177                  $   7,026
   4/30/99                       $   8,721                  $   7,885
   5/31/99                       $   9,028                  $   7,815
   6/30/99                       $  10,157                  $   8,686
   7/31/99                       $  10,098                  $   8,436
   8/31/99                       $  10,296                  $   8,507
   9/30/99                       $  10,167                  $   8,209
  10/31/99                       $  10,514                  $   8,376
  11/30/99                       $  11,355                  $   9,124
  12/31/99                       $  12,780                  $  10,273
 1/31/2000                       $  13,037                  $  10,314
 2/29/2000                       $  12,858                  $  10,447
 3/31/2000                       $  12,818                  $  10,481
 4/30/2000                       $  11,887                  $   9,473
 5/31/2000                       $  11,224                  $   9,061
 6/30/2000                       $  11,204                  $   9,351
 7/31/2000                       $  10,838                  $   8,859
 8/31/2000                       $  10,797                  $   8,890
 9/30/2000                       $  10,115                  $   8,102
10/31/2000                       $   9,313                  $   7,511
11/30/2000                       $   8,709                  $   6,850
12/31/2000                       $   8,719                  $   7,006
 1/31/2001                       $   9,204                  $   7,955
 2/28/2001                       $   8,640                  $   7,326
 3/31/2001                       $   7,917                  $   6,573
 4/30/2001                       $   8,126                  $   6,879
 5/31/2001                       $   8,215                  $   6,939
 6/30/2001                       $   8,225                  $   6,778
 7/31/2001                       $   8,076                  $   6,332
 8/31/2001                       $   8,027                  $   6,259
 9/30/2001                       $   6,790                  $   5,277
10/31/2001                       $   7,136                  $   5,601
11/30/2001                       $   7,878                  $   6,180
12/31/2001                       $   8,492                  $   6,662
 1/31/2002                       $   9,145                  $   6,879
 2/28/2002                       $   9,046                  $   6,984
 3/31/2002                       $   9,621                  $   7,376
 4/30/2002                       $   9,888                  $   7,406
 5/31/2002                       $   9,819                  $   7,268
 6/30/2002                       $   9,176                  $   6,711
 7/31/2002                       $   8,750                  $   6,184
 8/31/2002                       $   8,858                  $   6,273
 9/30/2002                       $   7,849                  $   5,585
10/31/2002                       $   8,175                  $   5,943
11/30/2002                       $   8,809                  $   6,346
12/31/2002                       $   8,522                  $   6,130
 1/31/2003                       $   8,680                  $   6,095
 2/28/2003                       $   8,581                  $   5,903
 3/31/2003                       $   8,522                  $   5,714
 4/30/2003                       $   9,620                  $   6,195
 5/31/2003                       $  10,352                  $   6,620
 6/30/2003                       $  10,798                  $   6,982
 7/31/2003                       $  11,025                  $   7,400
 8/31/2003                       $  11,688                  $   7,881
 9/30/2003                       $  12,133                  $   7,925
10/31/2003                       $  13,192                  $   8,586
11/30/2003                       $  13,460                  $   8,674
12/31/2003                       $  14,805                  $   9,292
 1/31/2004                       $  15,251                  $   9,595
 2/29/2004                       $  15,894                  $  10,026
 3/31/2004                       $  16,161                  $  10,117
 4/30/2004                       $  15,271                  $   9,261
 5/31/2004                       $  14,637                  $   9,051
 6/30/2004                       $  14,756                  $   9,070
 7/31/2004                       $  14,865                  $   8,880
 8/31/2004                       $  15,360                  $   9,229
 9/30/2004                       $  16,211                  $   9,741
10/31/2004                       $  16,626                  $   9,953
11/30/2004                       $  18,200                  $  10,870

   AVERAGE ANNUAL       ONE         FIVE         FROM
   TOTAL RETURN        YEAR         YEARS      12/2/1996
   -----------------------------------------------------
                       35.22%       9.67%         7.78%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
FEBRUARY 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                 DFA TWO-YEAR GLOBAL       MERRILL LYNCH 1-3 YEAR
               FIXED INCOME PORTFOLIO     GOVERNMENT/CORPORATE INDEX
    2/9/96                  $  10,000
   2/29/96                  $  10,000                       $  10,000
   3/31/96                  $  10,046                       $   9,993
   4/30/96                  $  10,096                       $  10,002
   5/31/96                  $  10,147                       $  10,023
   6/30/96                  $  10,184                       $  10,096
   7/31/96                  $  10,256                       $  10,137
   8/31/96                  $  10,357                       $  10,172
   9/30/96                  $  10,429                       $  10,265
  10/31/96                  $  10,520                       $  10,381
  11/30/96                  $  10,592                       $  10,461
  12/31/96                  $  10,635                       $  10,462
   1/31/97                  $  10,709                       $  10,511
   2/28/97                  $  10,750                       $  10,536
   3/31/97                  $  10,747                       $  10,534
   4/30/97                  $  10,811                       $  10,620
   5/31/97                  $  10,884                       $  10,694
   6/30/97                  $  10,962                       $  10,767
   7/31/97                  $  11,016                       $  10,887
   8/31/97                  $  11,059                       $  10,898
   9/30/97                  $  11,128                       $  10,981
  10/31/97                  $  11,171                       $  11,061
  11/30/97                  $  11,204                       $  11,087
  12/31/97                  $  11,260                       $  11,163
   1/31/98                  $  11,351                       $  11,271
   2/28/98                  $  11,396                       $  11,282
   3/31/98                  $  11,458                       $  11,331
   4/30/98                  $  11,492                       $  11,385
   5/31/98                  $  11,561                       $  11,448
   6/30/98                  $  11,603                       $  11,507
   7/31/98                  $  11,661                       $  11,562
   8/31/98                  $  11,741                       $  11,698
   9/30/98                  $  11,814                       $  11,850
  10/31/98                  $  11,872                       $  11,902
  11/30/98                  $  11,918                       $  11,890
  12/31/98                  $  11,988                       $  11,936
   1/31/99                  $  12,047                       $  11,987
   2/28/99                  $  12,094                       $  11,935
   3/31/99                  $  12,149                       $  12,022
   4/30/99                  $  12,196                       $  12,064
   5/31/99                  $  12,219                       $  12,057
   6/30/99                  $  12,269                       $  12,094
   7/31/99                  $  12,294                       $  12,127
   8/31/99                  $  12,342                       $  12,159
   9/30/99                  $  12,405                       $  12,241
  10/31/99                  $  12,429                       $  12,277
  11/30/99                  $  12,478                       $  12,304
  12/31/99                  $  12,537                       $  12,326
 1/31/2000                  $  12,562                       $  12,323
 2/29/2000                  $  12,638                       $  12,406
 3/31/2000                  $  12,693                       $  12,479
 4/30/2000                  $  12,745                       $  12,508
 5/31/2000                  $  12,783                       $  12,553
 6/30/2000                  $  12,860                       $  12,690
 7/31/2000                  $  12,925                       $  12,776
 8/31/2000                  $  13,003                       $  12,874
 9/30/2000                  $  13,091                       $  12,975
10/31/2000                  $  13,157                       $  13,036
11/30/2000                  $  13,249                       $  13,164
12/31/2000                  $  13,347                       $  13,322
 1/31/2001                  $  13,444                       $  13,500
 2/28/2001                  $  13,499                       $  13,589
 3/31/2001                  $  13,560                       $  13,709
 4/30/2001                  $  13,616                       $  13,747
 5/31/2001                  $  13,658                       $  13,835
 6/30/2001                  $  13,708                       $  13,888
 7/31/2001                  $  13,793                       $  14,057
 8/31/2001                  $  13,864                       $  14,146
 9/30/2001                  $  14,043                       $  14,369
10/31/2001                  $  14,156                       $  14,511
11/30/2001                  $  14,142                       $  14,474
12/31/2001                  $  14,156                       $  14,482
 1/31/2002                  $  14,199                       $  14,513
 2/28/2002                  $  14,256                       $  14,577
 3/31/2002                  $  14,173                       $  14,485
 4/30/2002                  $  14,302                       $  14,644
 5/31/2002                  $  14,373                       $  14,720
 6/30/2002                  $  14,472                       $  14,834
 7/31/2002                  $  14,630                       $  14,989
 8/31/2002                  $  14,687                       $  15,061
 9/30/2002                  $  14,753                       $  15,185
10/31/2002                  $  14,811                       $  15,214
11/30/2002                  $  14,781                       $  15,209
12/31/2002                  $  14,903                       $  15,364
 1/31/2003                  $  14,917                       $  15,386
 2/28/2003                  $  14,977                       $  15,464
 3/31/2003                  $  15,003                       $  15,498
 4/30/2003                  $  15,048                       $  15,552
 5/31/2003                  $  15,108                       $  15,636
 6/30/2003                  $  15,126                       $  15,669
 7/31/2003                  $  15,037                       $  15,575
 8/31/2003                  $  15,037                       $  15,589
 9/30/2003                  $  15,178                       $  15,748
10/31/2003                  $  15,118                       $  15,690
11/30/2003                  $  15,118                       $  15,690
12/31/2003                  $  15,189                       $  15,789
 1/31/2004                  $  15,219                       $  15,828
 2/29/2004                  $  15,295                       $  15,909
 3/31/2004                  $  15,333                       $  15,965
 4/30/2004                  $  15,196                       $  15,811
 5/31/2004                  $  15,165                       $  15,785
 6/30/2004                  $  15,149                       $  15,785
 7/31/2004                  $  15,210                       $  15,855
 8/31/2004                  $  15,302                       $  15,974
 9/30/2004                  $  15,294                       $  15,964
10/31/2004                  $  15,325                       $  16,017
11/30/2004                  $  15,279                       $  15,940

   AVERAGE ANNUAL       ONE         FIVE         FROM
   TOTAL RETURN        YEAR         YEARS      2/9/1996
   -----------------------------------------------------
                       1.22%        4.26%         5.06%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                                  BEGINNING       ENDING                        EXPENSES
                                                   ACCOUNT       ACCOUNT        ANNUALIZED        PAID
                                                    VALUE         VALUE          EXPENSE         DURING
                                                    6/1/04       11/30/04         RATIO          PERIOD*
                                                ------------   ------------     ----------    ------------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,056.20       0.05%       $       0.26
Hypothetical 5% Return                          $   1,000.00   $   1,024.75       0.05%       $       0.25

THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                              $   1,000.00   $   1,108.10       0.14%       $       0.74
Hypothetical 5% Return                          $   1,000.00   $   1,024.30       0.14%       $       0.71

                                                  BEGINNING       ENDING                        EXPENSES
                                                   ACCOUNT       ACCOUNT        ANNUALIZED        PAID
                                                    VALUE         VALUE          EXPENSE         DURING
                                                    6/01/04      11/30/04         RATIO          PERIOD*
                                                ------------   ------------     ----------    ------------
THE U.S. SMALL CAP SERIES
Actual Fund Return                              $   1,000.00   $   1,112.30       0.25%       $       1.32
Hypothetical 5% Return                          $   1,000.00   $   1,023.75       0.25%       $       1.26

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                              $   1,000.00   $   1,169.50       0.28%       $       1.52
Hypothetical 5% Return                          $   1,000.00   $   1,023.60       0.28%       $       1.42

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,071.10       0.26%       $       1.35
Hypothetical 5% Return                          $   1,000.00   $   1,023.70       0.26%       $       1.32

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,248.80       0.30%       $       1.69
Hypothetical 5% Return                          $   1,000.00   $   1,023.50       0.30%       $       1.52

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,134.30       0.26%       $       1.39
Hypothetical 5% Return                          $   1,000.00   $   1,023.70       0.26%       $       1.32

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                              $   1,000.00   $   1,212.30       0.25%       $       1.38
Hypothetical 5% Return                          $   1,000.00   $   1,023.75       0.25%       $       1.26

THE EMERGING MARKETS SERIES
Actual Fund Return                              $   1,000.00   $   1,234.70       0.30%       $       1.68
Hypothetical 5% Return                          $   1,000.00   $   1,023.50       0.30%       $       1.52

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                              $   1,000.00   $   1,243.40       0.48%       $       2.69
Hypothetical 5% Return                          $   1,000.00   $   1,022.60       0.48%       $       2.43

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
Actual Fund Return                              $   1,000.00   $   1,008.10       0.11%       $       0.55
Hypothetical 5% Return                          $   1,000.00   $   1,024.45       0.11%       $       0.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                          THE U.S. LARGE COMPANY SERIES

Financials                                                                  20.0%
Information Technology                                                      16.3
Health Care                                                                 12.4
Industrials                                                                 11.9
Consumer Discretionary                                                      11.4
Consumer Staples                                                            10.5
Energy                                                                       7.5
Telecommunication Services                                                   3.3
Materials                                                                    3.2
Utilities                                                                    3.0
REITS                                                                        0.5
                                                                           -----
                                                                           100.0%
                                                                           =====

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                      30.2%
Financials                                                                  25.4
Industrials                                                                  9.4
Energy                                                                       8.3
Materials                                                                    6.8
Information Technology                                                       5.8
Health Care                                                                  5.2
Consumer Staples                                                             4.8
Telecommunication Services                                                   3.6
Utilities                                                                    0.5
                                                                           -----
                                                                           100.0%
                                                                           =====

                            THE U.S. SMALL CAP SERIES

Information Technology                                                      20.7%
Consumer Discretionary                                                      16.5
Industrials                                                                 15.6
Health Care                                                                 14.8
Financials                                                                  13.1
Materials                                                                    6.3
Energy                                                                       5.8
Consumer Staples                                                             3.4
Utilities                                                                    2.6
Telecommunication Services                                                   1.0
Other                                                                        0.2
                                                                           -----
                                                                           100.0%
                                                                           =====

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                  36.5%
Consumer Discretionary                                                      17.0
Materials                                                                   13.7
Industrials                                                                 12.2
Telecommunication Service                                                    5.6
Consumer Staples                                                             4.5
Utilities                                                                    3.5
Energy                                                                       3.3
Health Care                                                                  2.0
Information Technology                                                       1.7
                                                                           -----
                                                                           100.0%
                                                                           =====

                        THE JAPANESE SMALL COMPANY SERIES

Industrials                                                                 27.9%
Consumer Discretionary                                                      22.2
Information Technology                                                      11.5
Materials                                                                   11.4
Financials                                                                  10.7
Consumer Staples                                                            10.6
Health Care                                                                  3.7
Energy                                                                       1.3
Utilities                                                                    0.7
                                                                           -----
                                                                           100.0%
                                                                           =====

                      THE PACIFIC RIM SMALL COMPANY SERIES

Industrials                                                                 20.8%
Consumer Discretionary                                                      20.6
Financials                                                                  15.2
Materials                                                                   14.6
Information Technology                                                       8.8
Health Care                                                                  7.4
Consumer Staples                                                             5.5
Energy                                                                       3.7
Utilities                                                                    2.0
Telecommunication Service                                                    1.4
                                                                           -----
                                                                           100.0%
                                                                           =====

                     THE UNITED KINGDOM SMALL COMPANY SERIES

Industrials                                                                 29.1%
Consumer Discretionary                                                      25.1
Financials                                                                  14.1
Information Technology                                                      10.5
Consumer Staples                                                             6.9
Energy                                                                       4.1
Materials                                                                    4.1
Health Care                                                                  3.9
Telecommunication Service                                                    1.2
Utilities                                                                    1.0
                                                                           -----
                                                                           100.0%
                                                                           =====

                      THE CONTINENTAL SMALL COMPANY SERIES

Industrials                                                                 24.9%
Consumer Discretionary                                                      18.1
Financials                                                                  18.0
Materials                                                                   10.0
Information Technology                                                       8.8
Consumer Staples                                                             7.3
Health Care                                                                  6.1
Energy                                                                       3.3
Utilities                                                                    2.7
Telecommunication Service                                                    0.8
                                                                           -----
                                                                           100.0%
                                                                           =====

                           THE EMERGING MARKETS SERIES

Financials                                                                  25.6%
Telecommunication Service                                                   17.4
Materials                                                                   16.6
Consumer Staples                                                            10.5
Consumer Discretionary                                                       7.4
Information Technology                                                       7.1
Industrials                                                                  6.1
Utilities                                                                    4.0
Energy                                                                       3.1
Health Care                                                                  2.2
                                                                           -----
                                                                           100.0%
                                                                           =====

                      THE EMERGING MARKETS SMALL CAP SERIES

Consumer Discretionary                                                      19.2%
Materials                                                                   19.1
Industrials                                                                 15.4
Financials                                                                  14.6
Consumer Staples                                                            11.8
Information Technology                                                       8.8
Health Care                                                                  3.8
Telecommunication Service                                                    3.5
Utilities                                                                    2.6
Energy                                                                       1.2
                                                                           -----
                                                                           100.0%
                                                                           =====

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

Government                                                                  38.3%
Foreign Government                                                          23.7
Foreign Corporate                                                           16.5
Supranational                                                               13.8
Corporate                                                                    7.7
                                                                           -----
                                                                           100.0%
                                                                           =====

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
COMMON STOCKS -- (88.1%)
   3M Co.                                                                        244,500   $    19,459,755
   Abbott Laboratories                                                           487,600        20,459,696
   Ace, Ltd.                                                                      88,700         3,585,254
 * ADC Telecommunications, Inc.                                                  252,600           593,610
 # Adobe Systems, Inc.                                                            74,900         4,535,944
 * Advanced Micro Devices, Inc.                                                  110,900         2,359,952
 * AES Corp.                                                                     201,900         2,471,256
   Aetna, Inc.                                                                    48,000         5,688,480
 * Affiliated Computer Services, Inc.
     Class A                                                                      40,000         2,367,200
   AFLAC, Inc.                                                                   158,400         5,959,008
 * Agilent Technologies, Inc.                                                    151,700         3,472,413
   Air Products & Chemicals, Inc.                                                 71,000         4,064,750
   Alberto-Culver Co. Class B                                                     28,300         1,310,290
 # Albertson's, Inc.                                                             114,900         2,906,970
 # Alcoa, Inc.                                                                   271,700         9,232,366
 * Allegheny Energy, Inc.                                                         42,800           819,192
   Allegheny Technologies, Inc.                                                   29,800           655,600
   Allergan, Inc.                                                                 41,100         3,020,850
*# Allied Waste Industries, Inc.                                                  99,400           903,546
   Allstate Corp.                                                                216,400        10,928,200
   Alltel Corp.                                                                   96,300         5,459,247
 * Altera Corp.                                                                  116,100         2,633,148
 # Altria Group, Inc.                                                            640,800        36,839,592
   AMBAC Financial Group, Inc.                                                    33,900         2,757,087
   Amerada Hess Corp.                                                             28,500         2,532,225
 # Ameren Corp.                                                                   60,700         2,939,094
   American Electric Power Co., Inc.                                             123,600         4,223,412
   American Express Co.                                                          396,000        22,061,160
   American International Group, Inc.                                            813,800        51,554,230
   American Power Conversion Corp.                                                62,600         1,323,364
 * American Standard Companies, Inc.                                              66,800         2,601,192
 # AmerisourceBergen Corp.                                                        35,100         2,068,794
*# Amgen, Inc.                                                                   395,400        23,739,816
   AmSouth Bancorporation                                                        110,500         2,865,265
   Anadarko Petroleum Corp.                                                       78,200         5,442,720
 # Analog Devices, Inc.                                                          118,200         4,367,490
 * Andrew Corp.                                                                   50,200           712,840
   Anheuser-Busch Companies, Inc.                                                250,200        12,532,518
*# Anthem, Inc.                                                                   43,600         4,417,988
 # AON Corp.                                                                      98,600         2,082,432
   Apache Corp.                                                                  101,800         5,503,308
 # Apartment Investment & Management
     Co. Class A                                                                  29,600         1,076,552
*# Apollo Group, Inc. Class A                                                     60,200         4,797,940
 * Apple Computer, Inc.                                                          121,200         8,126,460
   Applera Corp. - Applied Biosystems
     Group                                                                        63,000         1,291,500
 * Applied Materials, Inc.                                                       530,400         8,825,856
 * Applied Micro Circuits Corp.                                                   97,800           359,904
   Archer-Daniels-Midland Co.                                                    203,300         4,309,960
   Ashland, Inc.                                                                  22,200         1,313,130
 # AT&T Corp.                                                                    248,200         4,542,060
   Autodesk, Inc.                                                                 35,500         2,322,055
   Automatic Data Processing, Inc.                                               182,500         8,309,225
 * AutoNation, Inc.                                                               83,300         1,542,716
*# Autozone, Inc.                                                                 26,000         2,225,600
*# Avaya, Inc.                                                                   141,400   $     2,321,788
   Avery Dennison Corp.                                                           34,500         2,023,770
 # Avon Products, Inc.                                                           147,700         5,544,658
 # Baker Hughes, Inc.                                                            104,200         4,619,186
   Ball Corp.                                                                     35,100         1,570,023
   Bank of America Corp.                                                       1,270,500        58,786,035
   Bank of New York Co., Inc.                                                    243,000         7,997,130
 # Bard (C.R.), Inc.                                                              32,700         1,959,057
 # Bausch & Lomb, Inc.                                                            16,600           977,408
   Baxter International, Inc.                                                    192,000         6,076,800
   BB&T Corp.                                                                    173,200         7,352,340
   Bear Stearns Companies, Inc.                                                   32,200         3,142,076
   Becton Dickinson & Co.                                                         78,300         4,289,274
*# Bed Bath and Beyond, Inc.                                                      93,900         3,749,239
   BellSouth Corp.                                                               571,800        15,335,676
   Bemis Co., Inc.                                                                33,400           929,856
   Best Buy Co., Inc.                                                            101,500         5,722,570
*# Big Lots, Inc.                                                                 36,000           417,600
 * Biogen Idec, Inc.                                                             105,700         6,202,476
 # Biomet, Inc.                                                                   79,300         3,796,091
 # BJ Services, Co.                                                               50,400         2,553,768
   Black & Decker Corp.                                                           25,000         2,102,250
 * BMC Software, Inc.                                                             69,700         1,295,026
   Boeing Co.                                                                    262,200        14,046,054
*# Boston Scientific Corp.                                                       263,000         9,155,030
   Bristol-Myers Squibb Co.                                                      607,600        14,278,600
*# Broadcom Corp.                                                                100,600         3,271,512
   Brown-Forman Corp. Class B                                                     37,900         1,819,958
   Brunswick Corp.                                                                29,900         1,459,718
   Burlington Northern Santa Fe Corp.                                            116,300         5,238,152
 # Burlington Resources, Inc.                                                    123,300         5,722,353
*# Calpine Corp.                                                                 166,300           645,244
   Campbell Soup Co.                                                             128,200         3,657,546
   Capital One Financial Corp.                                                    75,400         5,924,932
   Cardinal Health, Inc.                                                         134,400         7,026,432
 * Caremark Rx, Inc.                                                             145,500         5,203,080
   Carnival Corp.                                                                197,700        10,480,077
 # Caterpillar, Inc.                                                             107,000         9,795,850
   Cendant Corp.                                                                 329,700         7,474,299
   CenterPoint Energy, Inc.                                                       96,100         1,072,476
 # Centex Corp.                                                                   38,600         2,025,342
   CenturyTel, Inc.                                                               42,200         1,389,224
   ChevronTexaco Corp.                                                           665,300        36,325,380
 * Chiron Corp.                                                                   58,600         1,908,602
   Chubb Corp.                                                                    59,700         4,549,737
 * CIENA Corp.                                                                   177,800           453,390
   CIGNA Corp.                                                                    43,000         3,010,860
   Cincinnati Financial Corp.                                                     52,600         2,356,480
   Cinergy Corp.                                                                  56,400         2,334,396
   Cintas Corp.                                                                   53,500         2,392,520
   Circuit City Stores, Inc.                                                      62,100           968,139
 * Cisco Sytems, Inc.                                                          2,111,900        39,513,649
   CIT Group, Inc.                                                                65,800         2,812,950
   Citigroup, Inc.                                                             1,618,000        72,405,500
 # Citizens Communications Co.                                                   103,600         1,481,480
 * Citrix Systems, Inc.                                                           52,800         1,246,608
   Clear Channel Communications, Inc.                                            184,300         6,207,224
   Clorox Co.                                                                     66,500         3,665,480

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * CMS Energy Corp.                                                               59,300   $       604,860
 * Coach, Inc.                                                                    58,800         2,930,592
   Coca-Cola Co.                                                                 757,800        29,789,118
   Coca-Cola Enterprises, Inc.                                                   146,500         3,047,200
   Colgate-Palmolive Co.                                                         165,900         7,629,741
 * Comcast Corp. Class A                                                         698,000        20,967,920
   Comerica, Inc.                                                                 53,500         3,290,250
 # Computer Associates International,
     Inc.                                                                        182,800         5,580,884
*# Computer Sciences Corp.                                                        58,900         3,186,490
 * Compuware Corp.                                                               120,600           695,862
 * Comverse Technology, Inc.                                                      61,100         1,299,597
   ConAgra, Inc.                                                                 165,000         4,463,250
   ConocoPhillips                                                                215,100        19,571,949
   Consolidated Edison, Inc.                                                      75,400         3,306,290
   Constellation Energy Group                                                     54,800         2,394,760
 * Convergys Corp.                                                                44,500           661,715
   Cooper Industries, Ltd.                                                        29,600         1,962,776
 # Cooper Tire & Rubber Co.                                                       23,400           477,828
   Coors (Adolph) Co. Class B                                                     11,700           876,330
 * Corning, Inc.                                                                 435,300         5,476,074
   Costco Wholesale Corp.                                                        144,000         6,998,400
   Countrywide Financial Corp.                                                   175,900         5,841,639
   Crane Co.                                                                      18,400           556,784
   CSX Corp.                                                                      67,100         2,558,523
   Cummins, Inc.                                                                  13,800         1,098,756
   CVS Corp.                                                                     124,700         5,657,639
   Dana Corp.                                                                     46,600           761,910
   Danaher Corp.                                                                  96,300         5,477,544
   Darden Restaurants, Inc.                                                       49,300         1,343,918
   Deere & Co.                                                                    77,500         5,559,075
*# Dell, Inc.                                                                    779,800        31,597,496
 # Delphi Corp.                                                                  175,300         1,577,700
*# Delta Air Lines, Inc.                                                          39,200           273,224
   Deluxe Corp.                                                                   15,600           616,824
   Devon Energy Corp.                                                            151,000         6,254,420
   Dillards, Inc. Class A                                                         26,100           657,198
 # Disney (Walt) Co.                                                             641,700        17,248,896
   Dollar General Corp.                                                          102,600         2,026,350
   Dominion Resources, Inc.                                                      103,100         6,749,957
   Donnelley (R.R.) & Sons Co.                                                    68,400         2,373,480
   Dover Corp.                                                                    63,500         2,568,575
 # Dow Chemical Co.                                                              293,400        14,807,898
   Dow Jones & Co., Inc.                                                          25,600         1,094,400
   DTE Energy Co.                                                                 54,300         2,382,684
 # Duke Energy Corp.                                                             292,900         7,404,512
 # DuPont (E.I.) de Nemours & Co., Inc.                                          311,700        14,126,244
*# Dynegy, Inc.                                                                  118,500           669,525
 * E*TRADE Financial Corp.                                                       116,600         1,616,076
 # Eastman Chemical Co.                                                           24,300         1,321,434
   Eastman Kodak Co.                                                              89,500         2,927,545
   Eaton Corp.                                                                    47,300         3,188,020
*# eBay, Inc.                                                                    206,500        23,220,925
   Ecolab, Inc.                                                                   80,400         2,812,392
 # Edison International                                                          101,800         3,247,420
 # El Paso Corp.                                                                 200,200         2,090,088
*# Electronic Arts, Inc.                                                          94,800         4,635,720
   Electronic Data Systems Corp.                                                 160,000         3,592,000
 * EMC Corp.                                                                     751,100        10,079,762
   Emerson Electric Co.                                                          131,200         8,766,784
   Engelhard Corp.                                                                38,800         1,159,732
   Entergy Corp.                                                                  70,900   $     4,595,738
 # EOG Resources, Inc.                                                            36,800         2,762,576
 # Equifax, Inc.                                                                  42,500         1,173,850
   Equity Office Properties Trust                                                125,800         3,453,210
   Equity Residential                                                             87,700         2,956,367
   Exelon Corp.                                                                  206,200         8,600,602
*# Express Scripts, Inc.                                                          24,200         1,741,432
   Exxon Mobil Corp.                                                           2,031,900       104,134,875
   Family Dollar Stores, Inc.                                                     52,600         1,541,180
   Federal Home Loan Mortgage
     Corporation                                                                 214,600        14,648,596
   Federal National Mortgage
     Association                                                                 302,300        20,768,010
   Federated Department Stores, Inc.                                              56,200         3,079,760
   Federated Investors, Inc.                                                      33,900           997,338
   FedEx Corp.                                                                    93,800         8,913,814
   Fifth Third Bancorp                                                           178,000         8,964,080
   First Data Corp.                                                              267,800        11,003,902
   First Horizon National Corp.                                                   38,600         1,686,820
   FirstEnergy Corp.                                                             103,000         4,349,690
 * Fiserv, Inc.                                                                   61,000         2,349,110
 * Fisher Scientific International, Inc.                                          35,900         2,029,786
   Fluor Corp.                                                                    26,100         1,354,590
 # Ford Motor Co.                                                                571,500         8,103,870
 * Forest Laboratories, Inc.                                                     115,700         4,508,829
   Fortune Brands, Inc.                                                           45,000         3,531,600
 # FPL Group, Inc.                                                                57,900         4,072,107
   Franklin Resources, Inc.                                                       77,900         5,112,577
   Freeport-McMoRan Copper & Gold,
     Inc. Class B                                                                 55,300         2,163,889
   Gannett Co., Inc.                                                              83,100         6,854,919
   Gap, Inc.                                                                     282,300         6,168,255
 * Gateway, Inc.                                                                 116,400           792,684
   General Dynamics Corp.                                                         62,400         6,761,664
   General Electric Co.                                                        3,297,700       116,606,672
   General Mills, Inc.                                                           118,700         5,399,663
 # General Motors Corp.                                                          176,400         6,807,276
 # Genuine Parts Co.                                                              54,700         2,374,527
*# Genzyme Corp.                                                                  71,200         3,987,912
   Georgia-Pacific Corp.                                                          80,600         2,950,766
 * Gilead Sciences, Inc.                                                         134,500         4,634,870
   Gillette Co.                                                                  312,900        13,608,021
 # Golden West Financial Corp.                                                    47,700         5,687,748
   Goodrich (B.F.) Co.                                                            37,100         1,177,925
*# Goodyear Tire & Rubber Co.                                                     54,800           691,576
   Grainger (W.W.), Inc.                                                          28,400         1,756,824
 # Great Lakes Chemical Corp.                                                     15,900           465,870
   Guidant Corp.                                                                  98,300         6,372,789
   H&R Block, Inc.                                                                51,500         2,456,550
   Halliburton Co.                                                               137,900         5,702,165
   Harley-Davidson, Inc.                                                          92,200         5,331,004
 # Harrahs Entertainment, Inc.                                                    35,000         2,149,000
   Hartford Financial Services Group,
     Inc.                                                                         91,600         5,862,400
   Hasbro, Inc.                                                                   55,200         1,050,456
   HCA, Inc.                                                                     150,800         5,944,536
   Health Management Associates, Inc.                                             76,000         1,678,840
   Heinz (H.J.) Co.                                                              109,100         4,054,156
*# Hercules, Inc.                                                                 34,900           520,010
 # Hershey Foods Corp.                                                            76,900         3,983,420
   Hewlett-Packard Co.                                                           943,200        18,864,000

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Hilton Hotels Corp.                                                           120,200   $     2,483,332
   Home Depot, Inc.                                                              685,700        28,627,975
   Honeywell International, Inc.                                                 268,500         9,486,105
 * Hospira, Inc.                                                                  48,700         1,569,601
 * Humana, Inc.                                                                   49,800         1,236,036
 # Huntington Bancshares, Inc.                                                    71,700         1,739,442
   Illinois Tool Works, Inc.                                                      94,400         8,895,312
   IMS Health, Inc.                                                               73,000         1,647,610
   Ingersoll-Rand Co., Ltd. Class A                                               54,100         4,026,122
 # Intel Corp.                                                                 2,003,600        44,780,460
   International Business Machines
     Corp.                                                                       523,200        49,306,368
   International Flavors & Fragrances,
     Inc.                                                                         29,400         1,190,700
   International Game Technology                                                 107,600         3,803,660
   International Paper Co.                                                       151,900         6,306,888
*# Interpublic Group of Companies, Inc.                                          131,800         1,635,638
 * Intuit, Inc.                                                                   59,800         2,502,032
   ITT Industries, Inc.                                                           28,800         2,451,456
 * Jabil Circuit, Inc.                                                            62,800         1,573,768
   Janus Capital Group, Inc.                                                      74,800         1,237,940
 * JDS Uniphase Corp.                                                            449,800         1,425,866
   Jefferson-Pilot Corp.                                                          42,600         2,095,494
   Johnson & Johnson                                                             927,000        55,916,640
   Johnson Controls, Inc.                                                         59,400         3,647,160
   Jones Apparel Group, Inc.                                                      39,000         1,385,670
   JPMorgan Chase & Co.                                                        1,112,500        41,885,625
 # KB Home                                                                        14,500         1,274,405
   Kellogg Co.                                                                   129,100         5,641,670
 # Kerr-McGee Corp.                                                               47,200         2,937,256
 # KeyCorp                                                                       127,100         4,231,159
   KeySpan Corp.                                                                  50,000         1,976,000
   Kimberly-Clark Corp.                                                          154,500         9,827,745
 # Kinder Morgan, Inc.                                                            38,600         2,674,980
*# King Pharmaceuticals, Inc.                                                     75,400           938,730
*# KLA-Tencor Corp.                                                               61,300         2,762,178
   Knight-Ridder, Inc.                                                            24,200         1,647,778
 * Kohl's Corp.                                                                  106,700         4,925,272
 * Laboratory Corp. of America
     Holdings                                                                     43,600         2,090,620
   Leggett & Platt, Inc.                                                          59,900         1,788,015
   Lehman Brothers Holdings, Inc.                                                 84,700         7,096,166
*# Lexmark International, Inc.                                                    40,500         3,438,450
   Lilly (Eli) & Co.                                                             353,100        18,830,823
 # Limited Brands, Inc.                                                          147,600         3,607,344
   Lincoln National Corp.                                                         55,000         2,531,100
   Linear Technology Corp.                                                        96,000         3,663,360
   Liz Claiborne, Inc.                                                            33,600         1,379,952
 # Lockheed Martin Corp.                                                         139,000         8,456,760
   Loews Corp.                                                                    57,900         4,047,789
   Louisiana-Pacific Corp.                                                        34,100           834,427
   Lowe's Companies, Inc.                                                        243,500        13,472,855
 * LSI Logic Corp.                                                               120,200           635,858
*# Lucent Technologies, Inc.                                                   1,346,000         5,289,780
   M&T Bank Corp.                                                                 36,600         3,858,006
   Manor Care, Inc.                                                               27,300           940,485
   Marathon Oil Corp.                                                            108,100         4,263,464
   Marriott International, Inc. Class A                                           71,500         4,064,775
   Marsh & McLennan Companies, Inc.                                              162,600         4,648,734
   Marshall & Ilsley Corp.                                                        69,600         2,901,624
 # Masco Corp.                                                                   135,300         4,772,031
 # Mattel, Inc.                                                                  129,300   $     2,450,235
 # Maxim Integrated Products, Inc.                                               101,400         4,153,344
 # May Department Stores Co.                                                      91,000         2,558,920
 # Maytag Corp.                                                                   24,700           496,470
   MBIA, Inc.                                                                     44,700         2,680,212
   MBNA Corp.                                                                    399,100        10,600,096
   McCormick & Co., Inc.                                                          42,800         1,560,060
   McDonald's Corp.                                                              392,400        12,062,376
   McGraw-Hill Companies, Inc.                                                    59,300         5,202,389
   McKesson Corp.                                                                 91,700         2,709,735
   MeadWestavco Corp.                                                             63,000         2,119,950
 * Medco Health Solutions, Inc.                                                   85,000         3,206,200
 * Medimmune, Inc.                                                                77,800         2,069,480
   Medtronic, Inc.                                                               377,700        18,148,485
   Mellon Financial Corp.                                                        132,400         3,868,728
   Merck & Co., Inc.                                                             693,000        19,417,860
 * Mercury Interactive Corp.                                                      29,100         1,327,251
   Meredith Corp.                                                                 15,700           827,704
   Merrill Lynch & Co., Inc.                                                     293,400        16,345,314
   MetLife, Inc.                                                                 234,300         9,137,700
   MGIC Investment Corp.                                                          30,800         2,094,400
*# Micron Technology, Inc.                                                       191,000         2,116,280
   Microsoft Corp.                                                             3,395,900        91,044,079
 * Millipore Corp.                                                                15,500           755,160
   Molex, Inc.                                                                    59,200         1,632,144
   Monsanto Co.                                                                   83,400         3,838,068
 * Monster Worldwide, Inc.                                                        37,000         1,043,030
   Moody's Corp.                                                                  46,200         3,730,650
   Morgan Stanley                                                                343,100        17,412,325
   Motorola, Inc.                                                                737,900        14,211,954
 # Mylan Laboratories, Inc.                                                       83,900         1,523,624
 * Nabors Industries, Ltd.                                                        46,500         2,418,000
   National City Corp.                                                           207,000         7,675,560
 * National Semiconductor Corp.                                                  111,800         1,728,428
 * Navistar International Corp.                                                   21,800           897,070
 * NCR Corp.                                                                      29,400         1,756,062
 * Network Appliance, Inc.                                                       111,700         3,368,872
   Newell Rubbermaid, Inc.                                                        85,900         1,982,572
   Newmont Mining Corp.                                                          138,500         6,557,975
 * Nextel Communications, Inc.                                                   347,800         9,898,388
 # Nicor, Inc.                                                                    13,800           509,220
   NIKE, Inc. Class B                                                             82,300         6,967,518
   NiSource, Inc.                                                                 82,300         1,793,317
 * Noble Corp.                                                                    41,800         2,025,210
   Nordstrom, Inc.                                                                43,900         1,920,625
   Norfolk Southern Corp.                                                        123,000         4,222,590
   North Fork Bancorporation, Inc.                                               145,950         4,203,360
   Northern Trust Corp.                                                           68,700         3,231,648
   Northrop Grumman Corp.                                                        112,000         6,308,960
*# Novell, Inc.                                                                  120,800           736,880
 * Novellus Systems, Inc.                                                         44,600         1,201,524
 # Nucor Corp.                                                                    49,600         2,623,840
 * Nvidia Corp.                                                                   52,000           994,760
   Occidental Petroleum Corp.                                                    122,300         7,363,683
 * Office Depot, Inc.                                                             97,800         1,603,920
   OfficeMax, Inc.                                                                27,500           832,425
   Omnicom Group, Inc.                                                            58,500         4,738,500
 * Oracle Corp.                                                                1,615,000        20,445,900
 # Paccar, Inc.                                                                   54,200         4,233,020
 * Pactiv Corp.                                                                   46,900         1,165,465
   Pall Corp.                                                                     39,100         1,059,219

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Parametric Technology Corp.                                                    84,100   $       491,985
   Parker Hannifin Corp.                                                          37,300         2,790,040
   Paychex, Inc.                                                                 118,100         3,916,196
   Penney (J.C.) Co., Inc.                                                        90,000         3,474,000
   Peoples Energy Corp.                                                           11,800           526,516
*# Peoplesoft, Inc.                                                              114,600         2,705,706
   Pepsi Bottling Group, Inc.                                                     79,400         2,224,788
   PepsiCo, Inc.                                                                 529,100        26,407,381
   PerkinElmer, Inc.                                                              40,000           853,200
   Pfizer, Inc.                                                                2,358,400        65,492,768
 * PG&E Corp.                                                                    125,200         4,164,152
 # Phelps Dodge Corp.                                                             29,400         2,855,622
 # Pinnacle West Capital Corp.                                                    28,500         1,259,700
   Pitney Bowes, Inc.                                                             72,200         3,160,194
   Plum Creek Timber Co., Inc.                                                    57,300         2,120,100
 * PMC-Sierra, Inc.                                                               55,300           610,512
   PNC Financial Services Group                                                   88,200         4,798,080
 * Power-One, Inc.                                                                26,200           240,778
   PPG Industries, Inc.                                                           53,600         3,616,392
   PPL Corp.                                                                      59,000         3,065,050
   Praxair, Inc.                                                                 101,500         4,557,350
   Principal Financial Group, Inc.                                                97,900         3,688,872
   Procter & Gamble Co.                                                          794,000        42,463,120
   Progress Energy, Inc.                                                          77,100         3,385,461
   Progressive Corp.                                                              62,500         5,686,875
   ProLogis                                                                       56,800         2,285,064
 * Providian Financial Corp.                                                      91,400         1,466,970
   Prudential Financial, Inc.                                                    162,100         7,934,795
 # Public Service Enterprise Group, Inc.                                          74,100         3,259,659
 # Pulte Homes, Inc.                                                              39,600         2,188,296
 * QLogic Corp.                                                                   28,800           990,432
   Qualcomm, Inc.                                                                508,400        21,159,608
 # Quest Diagnostics, Inc.                                                        31,800         2,981,250
 * Qwest Communications International,
     Inc.                                                                        566,900         2,267,600
   RadioShack Corp.                                                               49,900         1,575,343
   Raytheon Co.                                                                  140,900         5,683,906
 # Reebok International, Ltd.                                                     18,500           719,280
   Regions Financial Corp.                                                       144,300         5,049,057
 # Reynolds American, Inc.                                                        46,200         3,494,106
   Robert Half International, Inc.                                                53,800         1,454,214
 # Rockwell Automation, Inc.                                                      57,600         2,724,480
   Rockwell Collins, Inc.                                                         55,300         2,204,258
   Rohm & Haas Co.                                                                70,100         3,090,709
 * Rowan Companies, Inc.                                                          33,400           865,060
 # Ryder System, Inc.                                                             20,100         1,078,164
   Sabre Holdings Corp.                                                           42,900           990,132
 # Safeco Corp.                                                                   39,400         1,909,718
 * Safeway, Inc.                                                                 139,600         2,691,488
 * Sanmina-SCI Corp.                                                             162,800         1,437,524
   Sara Lee Corp.                                                                247,800         5,818,344
   SBC Communications, Inc.                                                    1,035,000        26,050,950
   Schering-Plough Corp.                                                         459,900         8,209,215
   Schlumberger, Ltd.                                                            184,400        12,102,172
   Schwab (Charles) Corp.                                                        426,800         4,600,904
 # Scientific-Atlanta, Inc.                                                       47,800         1,415,836
 * Sealed Air Corp.                                                               26,200         1,346,942
 # Sears, Roebuck & Co.                                                           66,200         3,444,386
   Sempra Energy                                                                  72,400         2,677,352
   Sherwin-Williams Co.                                                           44,500         1,984,700
 * Siebel Systems, Inc.                                                          157,900         1,591,632
   Sigma-Aldrich Corp.                                                            21,600   $     1,290,168
   Simon Property Group, Inc.                                                     69,000         4,283,520
   SLM Corp.                                                                     136,200         6,969,354
   Snap-On, Inc.                                                                  18,100           572,141
 * Solectron Corp.                                                               300,400         1,877,500
   Southern Co.                                                                  230,600         7,561,374
   Southwest Airlines Co.                                                        246,800         3,882,164
   Sovereign Bancorp, Inc.                                                       107,200         2,342,320
   Sprint Corp.                                                                  453,700        10,348,897
*# St. Jude Medical, Inc.                                                        110,600         4,218,284
 # Staples, Inc.                                                                 155,400         4,958,814
 * Starbucks Corp.                                                               124,100         6,981,866
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                                         65,000         3,398,850
   State Street Corp.                                                            105,000         4,678,800
   Stryker Corp.                                                                 125,300         5,511,947
*# Sun Microsystems, Inc.                                                      1,038,900         5,765,895
 * Sungard Data Systems, Inc.                                                     90,100         2,388,551
 # Sunoco, Inc.                                                                   23,500         1,940,160
 # SunTrust Banks, Inc.                                                          111,800         7,971,340
   Supervalu, Inc.                                                                42,500         1,342,575
 * Symantec Corp.                                                                 98,400         6,278,904
   Symbol Technologies, Inc.                                                      74,800         1,133,968
   Synovus Financial Corp.                                                        96,600         2,608,200
 # Sysco Corp.                                                                   199,700         6,939,575
   T. Rowe Price Group, Inc.                                                      39,700         2,348,652
 # Target Corp.                                                                  282,100        14,449,162
 # TECO Energy, Inc.                                                              62,100           929,016
   Tektronix, Inc.                                                                28,700           900,319
 * Tellabs, Inc.                                                                 130,000         1,111,500
   Temple-Inland, Inc.                                                            17,400         1,036,866
 * Tenet Healthcare Corp.                                                        145,600         1,579,760
 * Teradyne, Inc.                                                                 60,600         1,033,836
 # Texas Instruments, Inc.                                                       540,700        13,074,126
   Textron, Inc.                                                                  43,300         3,144,446
   The Goldman Sachs Group, Inc.                                                 151,800        15,902,568
*# The Kroger Co.                                                                230,800         3,734,344
   The New York Times Co. Class A                                                 45,900         1,881,900
   The St. Paul Travelers Companies,
     Inc.                                                                        208,900         7,620,672
 # The Stanley Works                                                              25,600         1,197,056
 # The TJX Companies, Inc.                                                       152,700         3,594,558
 * Thermo Electron Corp.                                                          51,000         1,542,750
 # Tiffany & Co.                                                                  45,600         1,395,360
 * Time Warner, Inc.                                                           1,428,100        25,291,651
   Torchmark Corp.                                                                34,300         1,883,413
*# Toys R Us, Inc.                                                                66,800         1,291,912
 * Transocean, Inc.                                                              100,200         4,035,054
   Tribune Co.                                                                    99,400         4,310,978
   TXU Corp.                                                                      92,700         5,823,414
   Tyco International, Ltd.                                                      627,400        21,312,778
   U.S. Bancorp                                                                  587,000        17,392,810
   Union Pacific Corp.                                                            81,000         5,138,640
 * Unisys Corp.                                                                  104,600         1,201,854
   United Parcel Service, Inc.                                                   351,200        29,553,480
   United States Steel Corp.                                                      35,400         1,853,544
   United Technologies Corp.                                                     159,800        15,593,284
   UnitedHealth Group, Inc.                                                      207,600        17,199,660
 * Univision Communications, Inc.
     Class A                                                                     100,700         3,031,070
   Unocal Corp.                                                                   82,700         3,807,508

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   UnumProvident Corp.                                                            92,600   $     1,441,782
   UST, Inc.                                                                      51,600         2,271,948
   Valero Energy Corp.                                                            79,800         3,733,842
 * VERITAS Software Corp.                                                        135,200         2,960,880
   Verizon Communications, Inc.                                                  864,700        35,651,581
   VF Corp.                                                                       34,400         1,857,256
 # Viacom, Inc. Class B                                                          541,900        18,803,930
   Visteon Corp.                                                                  40,500           342,630
   Vulcan Materials Co.                                                           31,900         1,654,015
   Wachovia Corp.                                                                501,560        25,955,730
 # Walgreen Co.                                                                  320,000        12,217,600
   Wal-Mart Stores, Inc.                                                       1,325,100        68,984,706
   Washington Mutual, Inc.                                                       272,500        11,093,475
 # Waste Management, Inc.                                                        181,100         5,398,591
*# Waters Corp.                                                                   36,900         1,721,754
*# Watson Pharmaceuticals, Inc.                                                   34,200           993,510
 * Wellpoint Health Networks, Inc.                                                49,100         6,142,410
 # Wells Fargo & Co.                                                             527,400        32,577,498
   Wendy's International, Inc.                                                    35,500         1,266,285
   Weyerhaeuser Co.                                                               74,800         4,936,800
   Whirlpool Corp.                                                                20,700         1,336,185
   Williams Companies, Inc.                                                      173,500         2,892,245
 # Winn-Dixie Stores, Inc.                                                        44,400           177,600
 # Worthington Industries, Inc.                                                   27,300           587,223
   Wrigley (Wm.) Jr. Co.                                                          70,200         4,829,760
   Wyeth                                                                         416,600        16,609,842
 # Xcel Energy, Inc.                                                             124,900         2,255,694
*# Xerox Corp.                                                                   262,100         4,015,372
   Xilinx, Inc.                                                                  108,400         3,384,248
 # XL Capital, Ltd.                                                               43,200         3,255,552
*# Yahoo!, Inc.                                                                  425,000        15,988,500
   Yum! Brands, Inc.                                                              90,800         4,122,320
 * Zimmer Holdings, Inc.                                                          76,500         6,242,400
   Zions Bancorporation                                                           28,000         1,862,000
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $2,594,671,624)                                                                     3,405,448,115
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT                VALUE+
                                                                              ------                ------
                                                                              (000)
TEMPORARY CASH
  INVESTMENTS -- (11.9%)
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 1.94%, 12/01/04
   (Collateralized by $389,672,000 U.S.
   Treasury Bills, maturities ranging from
   12/02/04 to 05/26/05, valued at
   $388,193,618) to be repurchased
   at $380,599,191
   (Cost $380,578,682)^                                                  $       380,579   $   380,578,682
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $77,939,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $78,273,358) to be
   repurchased at $77,463,045
   (Cost $77,459,000)                                                             77,459        77,459,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $458,037,682)                                                                         458,037,682
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,052,709,306)                                                                   $ 3,863,485,797
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
COMMON STOCKS -- (88.7%)
 * 3Com Corp.                                                                  1,041,900   $     4,626,036
 # A.G. Edwards, Inc.                                                            199,100         7,784,810
 * Advanced Micro Devices, Inc.                                                  504,800        10,742,144
   Aetna, Inc.                                                                   539,626        63,951,077
 * AGCO Corp.                                                                    225,100         4,904,929
 * Agere Systems, Inc. Class A                                                     8,652            11,853
 * Agere Systems, Inc. Class B                                                   212,364           288,815
 # Albertson's, Inc.                                                             538,100        13,613,930
 * Allegheny Corp.                                                                17,934         5,067,610
   Alliant Energy Corp.                                                          212,900         5,807,912
*# Allied Waste Industries, Inc.                                                 809,800         7,361,082
 * Allmerica Financial Corp.                                                     129,700         4,221,735
   Allstate Corp.                                                              1,791,600        90,475,800
   AMBAC Financial Group, Inc.                                                    23,200         1,886,856
   Amerada Hess Corp.                                                            249,532        22,170,918
   American Financial Group, Inc.                                                177,400         5,584,552
 # American Greetings Corp. Class A                                              177,600         4,727,712
   American National Insurance Co.                                                57,800         5,875,370
*# American Tower Corp.                                                          336,000         6,091,680
 * AmeriCredit Corp.                                                             395,300         8,277,582
 # AmerisourceBergen Corp.                                                       308,900        18,206,566
   Anadarko Petroleum Corp.                                                      677,078        47,124,629
 * Andrew Corp.                                                                  414,900         5,891,580
   Apache Corp.                                                                  129,990         7,027,259
 * Applied Micro Circuits Corp.                                                  213,200           784,576
   Archer-Daniels-Midland Co.                                                  2,475,260        52,475,512
 * Arrow Electronics, Inc.                                                       308,200         7,560,146
   Ashland, Inc.                                                                 297,600        17,603,040
 # Astoria Financial Corp.                                                        40,500         1,680,750
   AT&T Corp.                                                                  2,176,380        39,827,754
 * AutoNation, Inc.                                                            2,057,600        38,106,752
 * Avnet, Inc.                                                                   322,600         5,935,840
   AVX Corp.                                                                     183,300         2,307,747
   Bank of Hawaii Corp.                                                          327,500        15,900,125
 * Barnes & Noble, Inc.                                                           22,200           601,176
 # Bausch & Lomb, Inc.                                                             5,800           341,504
   Bear Stearns Companies, Inc.                                                  373,770        36,472,477
   Belo Corp. Class A                                                            324,200         8,176,324
*# Big Lots, Inc.                                                                253,500         2,940,600
 # Blockbuster, Inc. Class A                                                      83,900           711,472
 # Borders Group, Inc.                                                            34,000           774,520
   BorgWarner, Inc.                                                              201,600        10,092,096
 # Bowater, Inc.                                                                 168,400         6,821,884
   Burlington Northern Santa Fe Corp.                                          1,283,000        57,786,320
 * Caesars Entertainment, Inc.                                                   845,900        15,902,920
 * Cavco Industries, Inc.                                                         11,450           461,435
   Cendant Corp.                                                                 311,800         7,068,506
 * CheckFree Corp.                                                                56,200         2,082,210
   Chubb Corp.                                                                   428,000        32,617,880
 * CIENA Corp.                                                                   164,600           419,730
   Cincinnati Financial Corp.                                                    579,159        25,946,323
   Circuit City Stores, Inc.                                                     531,900         8,292,321
   Clear Channel Communications, Inc.                                          1,630,866        54,927,567
*# CNA Financial Corp.                                                           677,200        17,681,692
   Coca-Cola Enterprises, Inc.                                                 1,785,400        37,136,320
 * Comcast Corp. Class A                                                       2,806,066        84,294,223
 * Comcast Corp. Special Class A
     Non-Voting                                                                  927,100   $    27,488,515
   Commerce Group, Inc.                                                           93,100         5,529,209
   Commercial Federal Corp.                                                       98,900         2,880,957
 * Compuware Corp.                                                               956,430         5,518,601
 * Comverse Technology, Inc.                                                     111,500         2,371,605
   ConocoPhillips                                                                220,400        20,054,196
   Corn Products International, Inc.                                              93,200         5,071,944
 * Corning, Inc.                                                                 998,300        12,558,614
   Countrywide Financial Corp.                                                 1,639,998        54,464,334
 * COX Communications, Inc.                                                    1,521,400        52,746,938
*# Crown Castle International Corp.                                              468,900         7,915,032
   CSX Corp.                                                                     577,800        22,031,514
   Cummins, Inc.                                                                  33,200         2,643,384
   Curtiss-Wright Corp. Class B                                                   27,130         1,582,222
   Dana Corp.                                                                    510,700         8,349,945
*# Delta Air Lines, Inc.                                                         402,500         2,805,425
 # Diamond Offshore Drilling, Inc.                                               313,641        11,748,992
   Dillards, Inc. Class A                                                        247,800         6,239,604
 # Disney (Walt) Co.                                                             906,600        24,369,408
 # Eastman Chemical Co.                                                          108,200         5,883,916
   Electronic Data Systems Corp.                                               1,070,800        24,039,460
   Federated Department Stores, Inc.                                             618,200        33,877,360
   First American Corp.                                                          257,900         8,497,805
   First Citizens BancShares, Inc.                                                10,300         1,401,470
   Florida East Coast Industries, Inc.                                            68,139         2,906,128
   Foot Locker, Inc.                                                             175,000         4,546,500
 # Ford Motor Co.                                                              4,711,800        66,813,324
 * Fox Entertainment Group, Inc.
     Class A                                                                      21,900           643,860
 * GameStop Corp. Class B                                                          9,432           200,147
 # General Motors Corp.                                                        1,524,800        58,842,032
   Georgia-Pacific Corp.                                                         684,200        25,048,562
*# Goodyear Tire & Rubber Co.                                                    203,900         2,573,218
   Hartford Financial Services Group,
     Inc.                                                                        793,800        50,803,200
 # Hearst-Argyle Television, Inc.                                                238,600         6,132,020
   Helmerich & Payne, Inc.                                                       146,800         4,790,084
   Hewlett-Packard Co.                                                         1,407,700        28,154,000
   Hibernia Corp.                                                                274,500         7,938,540
   Hollinger International, Inc. Class A                                         257,600         4,824,848
   Horton (D.R.), Inc.                                                           818,872        28,832,483
 * Human Genome Sciences, Inc.                                                    23,900           262,900
 * Humana, Inc.                                                                  618,900        15,361,098
*# IAC/InterActiveCorp                                                         1,773,700        43,792,653
   IKON Office Solutions, Inc.                                                   329,600         3,717,888
   Independence Community Bank
     Corp.                                                                       100,300         4,260,744
 * Ingram Micro, Inc.                                                            386,900         7,443,956
 * Instinet Group, Inc.                                                           15,200            91,048
   International Paper Co.                                                     1,215,775        50,478,978
   Intersil Corp.                                                                407,000         6,552,700
 * Invitrogen Corp.                                                              124,900         7,556,450
   Janus Capital Group, Inc.                                                     587,900         9,729,745
 * JDS Uniphase Corp.                                                          1,095,700         3,473,369
   JPMorgan Chase & Co.                                                        2,244,400        84,501,660
 # Kerr-McGee Corp.                                                              431,426        26,847,640

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 # KeyCorp                                                                       941,600   $    31,345,864
 # Kraft Foods, Inc.                                                             312,800        10,697,760
 * LaBranche & Co., Inc.                                                          19,700           157,797
   LaFarge North America, Inc.                                                   257,500        12,913,625
 * Laidlaw International, Inc.                                                    17,400           328,860
   Lear Corp.                                                                    160,900         9,332,200
   Lehman Brothers Holdings, Inc.                                                227,800        19,085,084
*# Level 3 Communications, Inc.                                                  195,500           674,475
 * Liberty Media Corp. Class A                                                 7,339,100        75,812,903
 * Liberty Media International, Inc.
     Class A                                                                     313,805        13,512,443
   Lincoln National Corp.                                                        468,500        21,560,370
   Loews Corp.                                                                   636,800        44,518,688
 # Louisiana-Pacific Corp.                                                       295,100         7,221,097
 * LSI Logic Corp.                                                             1,056,200         5,587,298
   Lubrizol Corp.                                                                182,000         6,288,100
*# Lucent Technologies, Inc.                                                   1,193,800         4,691,634
 # Lyondell Chemical Co.                                                         447,200        12,548,432
   Marathon Oil Corp.                                                            961,450        37,919,588
 # May Department Stores Co.                                                     446,600        12,558,392
   MBIA, Inc.                                                                    398,050        23,867,078
   McKesson Corp.                                                                653,300        19,305,015
   MeadWestavco Corp.                                                            758,431        25,521,203
 * Medco Health Solutions, Inc.                                                  690,100        26,030,572
   MetLife, Inc.                                                               2,041,200        79,606,800
 * Metro-Goldwyn-Mayer, Inc.                                                     288,500         3,415,840
   MGIC Investment Corp.                                                         116,900         7,949,200
*# MGM MIRAGE                                                                    390,100        22,742,830
*# Micron Technology, Inc.                                                     1,663,300        18,429,364
*# Millennium Pharmaceuticals, Inc.                                              545,800         6,887,996
   Nationwide Financial Services, Inc.                                           145,900         5,482,922
 # New York Community Bancorp Inc.                                                63,200         1,250,096
   Norfolk Southern Corp.                                                      1,537,600        52,785,808
   Northrop Grumman Corp.                                                      1,018,042        57,346,306
 # Nucor Corp.                                                                    30,000         1,587,000
   Occidental Petroleum Corp.                                                    650,800        39,184,668
 # Odyssey Re Holdings Corp.                                                      50,500         1,219,575
   OfficeMax, Inc.                                                               213,400         6,459,618
   Old Republic International Corp.                                              501,412        12,530,286
   Overseas Shipholding Group, Inc.                                               86,500         5,682,185
 * Owens-Illinois, Inc.                                                          314,400         6,577,248
*# PacifiCare Health Systems, Inc.                                               243,400        11,780,560
   Peabody Energy Corp.                                                           54,600         4,531,800
   Penney (J.C.) Co., Inc.                                                     1,120,000        43,232,000
   PepsiAmericas, Inc.                                                           192,000         4,053,120
 # Phelps Dodge Corp.                                                            287,085        27,884,566
   PMI Group, Inc.                                                               246,300        10,142,634
   Pogo Producing Co.                                                            159,700         8,064,850
 * Pride International, Inc.                                                     366,700         7,172,652
   Principal Financial Group, Inc.                                               846,200        31,884,816
   Protective Life Corp.                                                         177,500         7,428,375
*# Providian Financial Corp.                                                     483,100         7,753,755
   Prudential Financial, Inc.                                                    496,300        24,293,885
 # Pulte Homes, Inc.                                                             248,400        13,726,584
   Questar Corp.                                                                 251,000        12,753,310
 * Qwest Communications International,
     Inc.                                                                      2,000,600         8,002,400
   Radian Group, Inc.                                                            245,200        12,566,500
 * Radio One, Inc.                                                                55,000           763,400
   Raytheon Co.                                                                1,311,300        52,897,842
 # Reinsurance Group of America, Inc.                                            149,600         6,944,432
 # Reynolds American, Inc.                                                       251,326   $    19,007,785
 * Rite Aid Corp.                                                                969,800         3,559,166
 # Ryder System, Inc.                                                            275,400        14,772,456
   Safeco Corp.                                                                  486,400        23,575,808
   Saks, Inc.                                                                    743,200        10,337,912
 * Sanmina-SCI Corp.                                                           1,410,100        12,451,183
   SBC Communications, Inc.                                                      430,200        10,828,134
 # Sears, Roebuck & Co.                                                          552,600        28,751,778
 * Service Corp. International                                                   311,600         2,199,896
 * Smithfield Foods, Inc.                                                        157,600         4,578,280
 * Smurfit-Stone Container Corp.                                                 669,626        12,026,483
 * Solectron Corp.                                                             1,155,300         7,220,625
   Sovereign Bancorp, Inc.                                                       781,020        17,065,287
   Sprint Corp.                                                                2,161,500        49,303,815
   StanCorp Financial Group, Inc.                                                 54,200         4,284,510
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                                        573,500        29,988,315
   Steelcase, Inc. Class A                                                        49,000           651,700
 * Sun Microsystems, Inc.                                                      2,143,700        11,897,535
 # Sunoco, Inc.                                                                  298,800        24,668,928
   Supervalu, Inc.                                                               565,200        17,854,668
 * Tech Data Corp.                                                               169,000         7,670,910
   Telephone & Data Systems, Inc.                                                152,000        11,780,000
 * Tellabs, Inc.                                                               1,124,800         9,617,040
   Temple-Inland, Inc.                                                           131,300         7,824,167
 * Tenet Healthcare Corp.                                                      1,285,500        13,947,675
   Textron, Inc.                                                                 123,000         8,932,260
 * The DIRECTV Group, Inc.                                                       481,937         7,706,173
   The St. Paul Travelers Companies,
     Inc.                                                                      1,418,426        51,744,180
 * Thomas & Betts Corp.                                                           46,900         1,483,916
 # Tidewater, Inc.                                                               147,000         4,987,710
 * Time Warner, Inc.                                                           8,350,880       147,894,085
   Torchmark Corp.                                                               127,200         6,984,552
*# Toys R Us, Inc.                                                               819,300        15,845,262
   Transatlantic Holdings, Inc.                                                    9,400           548,396
 * Triad Hospitals, Inc.                                                         197,000         7,227,930
   Tribune Co.                                                                   656,900        28,489,753
   Tyson Foods, Inc. Class A                                                     912,556        14,956,793
   Union Pacific Corp.                                                           824,200        52,287,248
   UnionBanCal Corp.                                                              86,600         5,354,478
 * Unisys Corp.                                                                  113,200         1,300,668
 * United States Cellular Corp.                                                  131,000         5,796,750
 # Unitrin, Inc.                                                                 223,800        10,661,832
   UnumProvident Corp.                                                           913,089        14,216,796
   Valero Energy Corp.                                                           686,800        32,135,372
   Valhi, Inc.                                                                   158,500         2,458,335
*# VeriSign, Inc.                                                                166,300         5,471,270
 # Viacom, Inc. Class B                                                        4,105,100       142,446,970
*# Vishay Intertechnology, Inc.                                                  401,316         5,863,227
 * Vitesse Semiconductor, Inc.                                                     2,800             9,128
*# Watson Pharmaceuticals, Inc.                                                  289,900         8,421,595
 * WebMD Corp.                                                                    25,800           187,050
   Weis Markets, Inc.                                                             20,800           798,720
   Wesco Financial Corp.                                                          13,540         5,216,285
 # Weyerhaeuser Co.                                                              665,400        43,916,400
 # Worthington Industries, Inc.                                                  133,200         2,865,132
*# Xerox Corp.                                                                    75,000         1,149,000
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $3,052,795,344)                                                                     3,892,359,427
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT            VALUE+
                                                                         ---------------   ---------------
                                                                              (000)
 TEMPORARY CASH INVESTMENTS -- (11.3%)
   Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%, 12/01/04
     (Collateralized by $462,830,000 U.S. Treasury Note 4.75%,
     05/15/14, valued at $478,981,949) to be repurchased at
     $469,615,320 (Cost $469,590,014)^                                   $       469,590   $   469,590,014
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $24,286,000 FHLMC Notes 4.20%, 10/20/09,
     valued at $24,390,187) to be repurchased at $24,137,260
     (Cost $24,136,000)                                                           24,136        24,136,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $493,726,014)                                                                         493,726,014
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,546,521,358)                                                                   $ 4,386,085,441
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
COMMON STOCKS -- (91.8%)
 * 1-800 CONTACTS, Inc.                                                           30,578   $       626,543
 * 1-800-FLOWERS.COM, Inc.                                                        67,023           556,291
   1st Independence Financial Group,
     Inc.                                                                          1,100            20,735
   1st Source Corp.                                                               44,731         1,174,189
 # 21st Century Holding Co.                                                        1,650            21,631
   21st Century Insurance Group                                                  184,700         2,397,406
 * 24/7 Real Media, Inc.                                                           3,180            12,020
 * 3-D Systems Corp.                                                              24,600           396,306
 * 4Kids Entertainment, Inc.                                                      31,200           637,416
*# 8X8, Inc.                                                                      19,200            70,848
*# 99 Cents Only Stores                                                          159,900         2,385,708
 * @Road, Inc.                                                                   125,400           756,162
 * A. B. Watley Group, Inc.                                                        9,400             2,256
 * A.C. Moore Arts & Crafts, Inc.                                                 44,800         1,289,792
 * A.D.A.M., Inc.                                                                    700             2,590
*# aaiPharma, Inc.                                                                47,250           146,002
 * Aames Investment Corp.                                                             33               360
 * AAON, Inc.                                                                     13,100           208,290
 * AAR Corp.                                                                      74,183         1,014,082
   Aaron Rents, Inc.                                                              40,100           972,826
   Aaron Rents, Inc. Class A                                                       8,550           187,672
 * Abaxis, Inc.                                                                   18,300           229,482
   ABC Bancorp                                                                     8,310           172,017
 * Abgenix, Inc.                                                                 204,317         2,073,818
 * Abiomed, Inc.                                                                  50,270           763,099
 * Able Laboratories, Inc.                                                        39,700           863,475
 * Ablest, Inc.                                                                    2,100            15,582
   ABM Industries, Inc.                                                          111,600         2,449,620
   Abrams Industries, Inc.                                                           200               780
 * ABX Air, Inc.                                                                  66,600           523,476
 * Acacia Research-Acacia Technologies                                            20,960            95,368
 * Acacia Research-CombiMatrix                                                    18,034            60,594
 * Accelrys, Inc.                                                                 56,300           352,438
*# Access Pharmaceuticals, Inc.                                                   35,600           124,600
 * Acclaim Entertainment, Inc.                                                    12,500               121
 * Accredited Home Lenders Holding Co.                                            27,382         1,176,057
 * Accredo Health, Inc.                                                          108,400         2,934,388
 * ACE Cash Express, Inc.                                                         30,342           809,373
 * ACE*COMM Corp.                                                                  7,500            16,500
   Aceto Corp.                                                                    36,950           628,150
 * Aclara BioSciences, Inc.                                                       60,271           251,933
 * Acme Communications, Inc.                                                      36,700           215,796
   Acme United Corp.                                                               3,400            41,310
 * ACT Manufacturing, Inc.                                                           800                 4
 * ACT Teleconferencing, Inc.                                                     27,900            31,527
 * Actel Corp.                                                                    58,135           997,597
   Action Performance Companies, Inc.                                             42,200           455,338
 * ActivCard Corp.                                                                92,943           739,826
 * Active Power, Inc.                                                             96,856           440,695
 * Actuant Corp.                                                                  54,680         2,571,054
 * Actuate Corp.                                                                 141,900           336,303
   Acuity Brands, Inc.                                                            27,700           815,211
   Adams Resources & Energy, Inc.                                                  4,200            74,550
 * Adaptec, Inc.                                                                 239,400         1,867,320
 * ADDvantage Technologies Group, Inc.                                             4,200            22,050
 * ADE Corp.                                                                      13,300           245,518
 * Adept Technology, Inc.                                                          7,000   $        11,550
 * Administaff, Inc.                                                              59,900           892,510
 * Adolor Corp.                                                                   89,400         1,236,402
 * Advanced Digital Information Corp.                                            146,200         1,342,116
 * Advanced Energy Industries, Inc.                                               75,200           642,960
 * Advanced Magnetics, Inc.                                                       12,300           172,815
   Advanced Marketing Services, Inc.                                              42,250           454,187
*# Advanced Medical Optics, Inc.                                                  77,000         3,201,660
 * Advanced Neuromodulation Systems,
     Inc.                                                                         46,398         1,674,968
 * Advanced Nutraceuticals, Inc.                                                     700             2,450
*# Advanced Photonix, Inc.                                                         9,000            14,940
 * Advanced Power Technology, Inc.                                                22,995           172,692
   Advanta Corp. Class A                                                          22,117           494,978
   Advanta Corp. Class B Non-Voting                                               42,042         1,003,963
 * Advent Software, Inc.                                                          76,385         1,528,464
   Advo, Inc.                                                                     70,250         2,466,477
 * Aehr Test Systems                                                               7,100            15,478
 * AEP Industries, Inc.                                                           13,000           142,220
 * AeroCentury Corp.                                                                 300               825
 * Aeroflex, Inc.                                                                171,250         2,097,812
 * Aeropostale, Inc.                                                             100,850         2,874,225
 * Aerosonic Corp.                                                                 3,900            22,893
 * Aether Systems, Inc.                                                           97,242           361,740
 * Aetrium, Inc.                                                                   9,300            33,480
*# AFC Enterprises, Inc.                                                          39,800           958,384
 * Affiliated Managers Group, Inc.                                                55,050         3,489,069
 * Aftermarket Technology Corp.                                                   45,950           800,449
 * Agile Software Corp.                                                          120,771         1,009,646
*# Agility Capital, Inc.                                                           5,900                38
   Agilysys, Inc.                                                                 74,088         1,224,675
 * Air Methods Corp.                                                              23,570           171,354
 * AirGate PCS, Inc.                                                               5,100           165,597
 * AirNet Systems, Inc.                                                           22,200            73,260
 * Airspan Networks, Inc.                                                         83,300           457,317
 * Airtran Holdings, Inc.                                                        196,800         2,326,176
 * AK Steel Holding Corp.                                                        250,200         3,230,082
*# Akamai Technologies, Inc.                                                      82,588         1,069,515
*# Akorn, Inc.                                                                    19,500            81,120
*# Aksys, Ltd.                                                                    67,191           444,133
   Alabama National Bancorporation                                                38,689         2,446,305
   Alamo Group, Inc.                                                              12,500           261,250
 * Alaska Air Group, Inc.                                                         68,000         2,123,640
 * Alaska Communications Systems
     Group, Inc.                                                                  22,200           190,698
   Albany International Corp. Class A                                             68,872         2,303,768
 * Albany Molecular Research, Inc.                                                71,360           764,979
   Albemarle Corp.                                                                78,881         3,142,619
 * Alderwoods Group, Inc.                                                          6,000            63,480
   Aldila, Inc.                                                                    4,633            60,275
   Alexander & Baldwin, Inc.                                                      72,795         3,079,956
 * Alexion Pharmaceuticals, Inc.                                                  63,500         1,313,180
   Alfa Corp.                                                                    184,078         2,788,782
 * Alico, Inc.                                                                     7,000           390,320
 * Align Technology, Inc.                                                        135,310         1,430,227
 * Alkermes, Inc.                                                                206,211         2,843,650
 * All American Semiconductor, Inc.                                                4,000            24,400
   Allegheny Technologies, Inc.                                                  130,813         2,877,886

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Allen Organ Co. Class B                                                           800   $        52,308
   ALLETE, Inc.                                                                   68,000         2,475,200
 * Alliance Gaming Corp.                                                         117,360         1,418,882
 * Alliance Imaging, Inc.                                                        111,000         1,043,400
 * Alliance Semiconductor Corp.                                                   79,000           276,500
 * Allied Defense Group, Inc.                                                     12,400           253,952
 * Allied Healthcare International, Inc.                                          36,000           193,680
 * Allied Healthcare Products, Inc.                                                6,700            41,473
 * Allied Holdings, Inc.                                                           8,300            21,289
 * Allied Motion Technologies, Inc.                                                2,900            19,868
 * Allmerica Financial Corp.                                                      27,600           898,380
 * Allos Therapeutics, Inc.                                                       61,410           128,961
 * Allou HealthCare, Inc. Class A                                                    100                 0
 * Alloy, Inc.                                                                    71,200           320,400
 * Allscripts Healthcare Solutions, Inc.                                          91,149           897,818
 * Almost Family, Inc.                                                             1,600            19,680
 * Alpha Technologies Group, Inc.                                                  7,100             7,100
   Alpharma, Inc. Class A                                                         93,400         1,551,374
   Alpine Group, Inc.                                                             13,500            29,025
 * Alteon, Inc.                                                                   61,700            51,211
 * Altiris, Inc.                                                                  61,300         1,716,400
   Ambassadors Group, Inc.                                                         9,800           340,844
   Ambassadors International, Inc.                                                 9,800           134,652
 * AMC Entertainment, Inc.                                                        64,200         1,240,986
 * Amcast Industrial Corp.                                                         8,500             4,675
   AMCOL International Corp.                                                      67,500         1,363,500
   Amcore Financial, Inc.                                                         57,060         1,856,162
 * Amedisys, Inc.                                                                 33,393         1,099,298
 * AMEN Properties, Inc.                                                           1,975             7,702
 * Amerco, Inc.                                                                   13,900           571,985
 * America Services Group, Inc.                                                   24,758           620,188
*# America West Holdings Corp. Class B                                            80,800           469,448
 * American Banknote Corp.                                                            88                12
 * American Biltrite, Inc.                                                         3,400            40,460
*# American Business Financial Services,
     Inc.                                                                          5,074            17,658
 * American Claims Evaluation, Inc.                                                1,000             2,430
 * American Dental Partners, Inc.                                                 10,500           192,255
   American Ecology Corp.                                                         14,350           173,348
   American Greetings Corp. Class A                                               83,900         2,233,418
*# American Healthways, Inc.                                                      75,600         2,521,260
 * American Independence Corp.                                                     8,400           124,152
 # American Italian Pasta Co.                                                     40,100           772,326
 * American Locker Group, Inc.                                                       300             3,855
 * American Medical Security Group, Inc.                                          27,400           885,842
 * American Medical Systems Holdings,
     Inc.                                                                         77,433         2,954,843
   American Pacific Corp.                                                          7,100            59,285
 * American Physicians Capital, Inc.                                              19,400           646,214
   American Physicians Services Group,
     Inc.                                                                            100             1,015
 * American Retirement Corp.                                                      56,600           449,970
 * American Science & Engineering, Inc.                                           17,200           635,712
   American Shared Hospital Services                                               5,100            26,877
   American Software, Inc. Class A                                                46,205           274,920
   American States Water Co.                                                      38,350           997,483
 * American Superconductor Corp.                                                  63,799           883,361
 * American Technical Ceramics Corp.                                               8,000            80,080
 # American Vanguard Corp.                                                           621            23,753
 * American West Bancorporation                                                    3,552            74,592
   American Woodmark Corp.                                                        37,876         1,523,751
   Americana Bancorp                                                               2,712   $        42,443
 * America's Car-Mart, Inc.                                                       18,000           660,600
*# AMERIGROUP Corp.                                                               49,500         3,415,500
 * AmeriServe Financial, Inc.                                                     29,200           151,840
   Ameristar Casinos, Inc.                                                        62,362         2,510,070
   Ameron International Corp.                                                     18,600           706,428
   AmerUs Group Co.                                                               46,844         2,040,993
 * Amistar Corp.                                                                   1,600             5,440
 * Amkor Technology, Inc.                                                        151,073           830,901
 * AML Communications, Inc.                                                        7,800             7,098
 * AMN Healthcare Services, Inc.                                                  65,100         1,041,600
   Ampco-Pittsburgh Corp.                                                          9,600           129,312
 * Ampex Corp. Class A                                                             5,925            67,545
*# AMR Corp.                                                                      82,700           746,781
   Amrep Corp.                                                                     6,500           115,635
 * Amsurg Corp.                                                                   69,833         1,795,419
 * Amtech Systems, Inc.                                                            1,900             8,075
 * AMX Corp.                                                                      11,000           194,150
*# Anadigics, Inc.                                                                69,900           235,563
 * Analex Corp.                                                                   29,000           117,450
   Analogic Corp.                                                                 29,400         1,332,408
 * Analysts International Corp.                                                   52,200           174,870
*# Analytical Surveys, Inc.                                                          730             1,905
 * Anaren, Inc.                                                                   44,500           597,813
   Anchor Bancorp Wisconsin, Inc.                                                 53,040         1,549,298
   Andersons, Inc.                                                                 8,200           187,616
 * Andrx Group                                                                     2,600            46,280
 * Angeion Corp.                                                                     215               555
   Angelica Corp.                                                                 16,100           408,135
 * Angelo & Maxie's, Inc.                                                          2,016             1,502
 * AngioDynamics, Inc.                                                             7,332           117,312
 * Anika Therapeutics, Inc.                                                        9,900            93,555
 # Anixter International, Inc.                                                    81,400         3,071,222
 * Ansoft Corp.                                                                   29,635           534,023
 * AnswerThink, Inc.                                                             100,625           453,819
 * Ansys, Inc.                                                                    71,200         2,185,128
 * Anteon International Corp.                                                     82,400         3,050,448
 * Anthony & Sylvan Pools Corp.                                                    3,768            20,159
*# Antigenics, Inc.                                                              104,613           985,454
 * AP Pharma, Inc.                                                                45,823            56,821
 * APA Enterprises, Inc.                                                          11,800            25,488
 * APAC Customer Services, Inc.                                                  106,450           180,965
 * Aphton Corp.                                                                   86,739           286,239
   Apogee Enterprises, Inc.                                                       62,815           915,843
*# Apogee Technology, Inc.                                                         5,400            20,628
 * Applera Corp. - Celera Genomics
     Group                                                                         2,900            40,832
 * Applica, Inc.                                                                  55,400           279,770
 * Applied Extrusion Technologies, Inc.                                           21,500             3,655
 * Applied Films Corp.                                                            33,261           737,064
 * Applied Imaging Corp.                                                          15,100             6,946
   Applied Industrial Technologies, Inc.                                          43,100         1,795,115
 * Applied Innovation, Inc.                                                       15,100            54,058
 * Applied Micro Circuits Corp.                                                  133,400           490,912
   Applied Signal Technologies, Inc.                                              25,700           975,572
 * Applix, Inc.                                                                   26,500           117,395
 * Apria Healthcare Group, Inc.                                                   55,300         1,696,051
 * Apropos Technology, Inc.                                                       36,800           110,032
   Aptargroup, Inc.                                                               38,500         2,023,175
 * aQuantive, Inc.                                                               141,025         1,225,507
 * Aquila, Inc.                                                                  533,900         1,868,650

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Aradigm Corp.                                                                  82,790   $       125,841
 * Arch Capital Group, Ltd.                                                        5,900           229,805
   Arch Chemicals, Inc.                                                           53,822         1,571,602
   Arctic Cat, Inc.                                                               32,230           860,863
*# Ardent Communications, Inc.                                                    12,900                19
 * Arena Pharmaceuticals, Inc.                                                    56,778           317,962
 * ARGON ST, Inc.                                                                 14,214           367,574
 * Argonaut Group, Inc.                                                           61,101         1,214,688
 * Argonaut Technologies, Inc.                                                    11,600            10,788
 * Argosy Gaming Corp.                                                            64,800         3,017,088
 * Ariad Pharmaceuticals, Inc.                                                   120,706           696,474
 * Ariba, Inc.                                                                   145,121         2,394,496
   Ark Restaurants Corp.                                                           2,700            81,135
   Arkansas Best Corp.                                                            57,300         2,470,776
 * Arlington Hospitality, Inc.                                                     4,900            14,210
 * Armor Holdings, Inc.                                                           72,100         3,112,557
*# Armstrong Holdings, Inc.                                                        4,400            11,440
*# Arotech Corp.                                                                  90,691           159,616
 * Arqule, Inc.                                                                   64,374           356,632
 * Array BioPharma, Inc.                                                          66,103           552,621
 # Arrhythmia Research Technology, Inc.                                            5,800           146,740
 * Arris Group, Inc.                                                             200,000         1,138,000
   Arrow Financial Corp.                                                          10,239           328,774
   Arrow International, Inc.                                                     100,700         3,045,168
 * Art Technology Group, Inc.                                                    121,085           134,404
   Artesian Resources Corp. Class A                                                1,815            52,726
 * Artesyn Technologies, Inc.                                                     82,300           783,496
 * Arthrocare Corp.                                                               49,692         1,504,177
 * Artisan Components, Inc.                                                       43,700         1,507,650
*# Artisoft, Inc                                                                   2,400             5,760
 * Art's-Way Manufacturing Co., Inc.                                                 200             1,220
 * ASA International, Ltd.                                                           640             2,931
   ASB Financial Corp.                                                             1,000            22,250
 * Asbury Automotive Group, Inc.                                                 143,200         1,987,616
 * Ascential Software Corp.                                                       66,079           903,300
 * Ashworth, Inc.                                                                 30,071           272,143
 * Ask Jeeves, Inc.                                                               83,900         2,167,976
 * Aspect Communications Corp.                                                   136,183         1,477,586
 * Aspect Medical Systems, Inc.                                                   47,000         1,146,800
 * Aspen Technology, Inc.                                                         92,664           534,671
   Associated Banc-Corp                                                           12,348           410,324
 * Astea International, Inc.                                                       2,900            20,793
 * Astec Industries, Inc.                                                         44,700           743,808
   Astro-Med, Inc.                                                                 9,830            88,775
 * Astronics Corp.                                                                 5,500            27,225
 * Astronics Corp. Class B                                                         2,225            11,069
*# AstroPower, Inc.                                                                6,550                62
 * ASV, Inc.                                                                      29,016         1,216,641
 * Asyst Technologies, Inc.                                                      104,400           434,304
*# ATA Holdings Corp.                                                             24,879            27,367
 * Atari, Inc.                                                                   218,209           495,334
*# AtheroGenics, Inc.                                                             85,200         2,020,092
 * Atlantic American Corp.                                                        21,100            63,300
 * Atlantic Premium Brands, Ltd.                                                   2,000             2,400
 * Atlantis Plastics, Inc.                                                         4,400            72,820
 * ATMI, Inc.                                                                     72,133         1,660,502
   Atmos Energy Corp.                                                             73,600         1,986,464
 * ATP Oil & Gas Corp.                                                            56,500           805,125
   Atrion Corp.                                                                    1,700            76,874
 * ATS Medical, Inc.                                                               8,200            32,554
 * Atwood Oceanics, Inc.                                                          34,600         1,814,078
 * Audiovox Corp. Class A                                                         44,900   $       671,255
 * August Technology Corp.                                                        40,900           345,605
 * Ault, Inc.                                                                      4,500            14,220
 * Aura Systems, Inc.                                                              5,295               201
*# Authentidate Holding Corp.                                                     75,700           525,358
 * autobytel.com, Inc.                                                            91,700           667,576
 * Avalon Holding Corp. Class A                                                    1,550             4,805
 * Avanex Corp.                                                                  320,595           993,844
 * AVANIR Pharmaceuticals Class A                                                216,500           738,265
 * Avant Immunotherapeutics, Inc.                                                141,134           261,098
 * Avatar Holdings, Inc.                                                           8,700           411,249
   Avatech Solutions, Inc                                                          1,851               648
*# AVI BioPharma, Inc.                                                            75,600           164,808
 * Aviall, Inc.                                                                   74,500         1,694,130
 * Avici Systems, Inc.                                                            27,943           199,792
 * Avid Technology, Inc.                                                          45,100         2,573,857
 * Avigen, Inc.                                                                   46,864           161,681
   Avista Corp.                                                                  111,400         1,982,920
 * Avocent Corp.                                                                  52,600         1,995,118
 * AVTEAM, Inc. Class A                                                              200                 0
 * Aware, Inc.                                                                    49,159           241,371
 * Axcelis Technologies, Inc.                                                    219,900         1,605,270
 * Axesstel, Inc.                                                                  6,200            23,560
 * AXM Pharma, Inc.                                                                2,300             5,290
 * Axonyx, Inc.                                                                    1,300             9,568
 * AXS-One, Inc.                                                                  64,600           183,464
 * Axsys Technologies, Inc.                                                        7,050           127,464
 * AXT, Inc.                                                                      38,700            65,790
 * Aztar Corp.                                                                    79,600         2,692,072
 * AZZ, Inc.                                                                       8,200           125,050
   Badger Meter, Inc.                                                              3,200           182,912
 * Badger Paper Mills, Inc.                                                        1,000             4,240
   Bairnco Corp.                                                                   7,300            85,410
 * Baker (Michael) Corp.                                                           7,600           142,880
   Balchem Corp.                                                                   4,700           144,807
   Baldor Electric Co.                                                            75,733         2,088,716
   Baldwin & Lyons, Inc. Class B                                                  12,625           328,250
 * Baldwin Technology Co., Inc. Class A                                           13,300            40,964
 * Ballantyne of Omaha, Inc.                                                      11,900            51,051
*# Bally Total Fitness Holding Corp.                                              78,200           260,406
 * Bancinsurance Corp.                                                             5,700            42,294
   Bandag, Inc.                                                                   20,100         1,002,387
   Bandag, Inc. Class A                                                            9,600           437,568
   Bank of Granite Corp.                                                          16,400           355,880
   Bank of The Ozarks, Inc.                                                       15,200           541,880
   BankAtlantic Bancorp, Inc. Class A                                             11,285           214,415
 * Bankrate, Inc.                                                                  7,000           111,720
 * BankUnited Financial Corp. Class A                                             69,175         2,126,439
   Banner Corp.                                                                   25,751           850,298
   Banta Corp.                                                                    57,300         2,549,850
   Barnes Group, Inc.                                                             53,200         1,392,776
   Barnwell Industries, Inc.                                                         400            21,180
 * Barrett Business Services, Inc.                                                 5,800            87,058
 * Barry (R.G.) Corp.                                                              9,500            33,250
   Bassett Furniture Industries, Inc.                                             26,099           514,411
   Bay View Capital Corp.                                                         14,455           248,626
 * BayCorp Holdings, Ltd.                                                            484             6,123
 * BE Aerospace, Inc.                                                            103,510         1,096,895
 * Beasley Broadcast Group, Inc.                                                  16,698           293,050
 # Beazer Homes USA, Inc.                                                         12,553         1,556,572
   Bebe Stores, Inc.                                                              85,400         3,098,312

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   BEI Technologies, Inc.                                                         34,000   $       997,900
   Bel Fuse, Inc. Class A                                                          2,600            76,180
   Bel Fuse, Inc. Class B                                                          5,250           179,707
   Belden CDT, Inc.                                                               83,439         1,934,950
 * Bell Industries, Inc.                                                           8,900            25,899
 * Bell Microproducts, Inc.                                                       63,600           543,780
 * Benchmark Electronics, Inc.                                                    89,000         3,119,450
 * Benihana, Inc.                                                                  1,000            14,250
 * Benihana, Inc. Class A                                                            150             2,115
 * Bentley Pharmaceuticals, Inc.                                                  47,860           422,125
   Berry Petroleum Corp. Class A                                                  48,400         2,240,920
 * Beverly Enterprises, Inc.                                                     248,700         2,156,229
   Beverly Hills Bancorp, Inc.                                                       437             4,331
 * BFC Financial Corp.                                                             1,300            14,664
 * Big 4 Ranch, Inc.                                                               3,200                 0
 * Big City Radio, Inc.                                                            3,400               399
 * Big Dog Holdings, Inc.                                                          1,500             9,420
*# Big Lots, Inc.                                                                 16,400           190,240
 * BindView Development Corp.                                                    107,800           382,690
 * Bioanalytical Systems, Inc.                                                     4,600            24,150
 * BioCryst Pharmaceuticals, Inc.                                                 49,900           329,340
 * Bioenvision, Inc.                                                              64,800           667,440
 * Bio-Imaging Technologies, Inc.                                                 24,300           105,705
 # BioLase Technology, Inc.                                                       55,808           504,504
 * Bio-Logic Systems Corp.                                                         4,200            34,272
 * BioMarin Pharmaceutical, Inc.                                                 148,085           789,293
 * Bio-Rad Laboratories, Inc. Class A                                             20,000         1,134,000
 * Bio-Reference Laboratories, Inc.                                               28,746           472,009
 * BioSante Pharmaceuticals, Inc.                                                 41,400           416,898
*# Biosite, Inc.                                                                  36,545         2,035,191
 * Biosource International, Inc.                                                   9,600            63,168
 * Biospecifics Technologies Corp.                                                 4,500             7,425
 * BioSphere Medical, Inc.                                                        32,800           101,680
 * BioTime, Inc.                                                                  11,000            14,520
 * Bioveris Corp.                                                                 30,900           190,962
 * Bitstream, Inc.                                                                 8,400            24,360
   BIW, Ltd.                                                                         800            15,720
 * BJ's Restaurants, Inc.                                                         45,344           678,346
   Black Box Corp.                                                                39,400         1,681,592
   Black Hills Corp.                                                              74,659         2,292,778
   Blair Corp.                                                                    18,000           630,000
 # Blockbuster, Inc. Class A                                                     119,800         1,015,904
 * Blonder Tongue Laboratories, Inc.                                               9,800            46,550
 * Blount International, Inc.                                                     89,200         1,554,756
 * Blue Coat Systems, Inc.                                                        25,886           432,037
 * Blue Martini Software, Inc.                                                    26,600            73,921
 * Bluegreen Corp.                                                                59,865           951,853
   Blyth, Inc.                                                                    94,100         2,758,071
 * BNS Co. Class A                                                                 4,120            27,398
   Bob Evans Farms, Inc.                                                          79,438         2,005,809
 * Boca Resorts, Inc.                                                             84,545         2,024,007
 * Bogen Communications International,
     Inc.                                                                         12,500            61,562
 * Bolt Technology Corp.                                                           5,400            28,296
 * Bombay Co., Inc.                                                               82,400           570,208
 * Bone Care International, Inc.                                                  44,709         1,042,614
 * Bontex, Inc.                                                                      200                52
   Bon-Ton Stores, Inc.                                                           29,617           414,638
*# Bookham, Inc.                                                                  12,447            66,716
   Books-A-Million, Inc.                                                          18,300           168,726
 * Borland Software Corp.                                                        185,000         2,162,650
   Boston Acoustics, Inc.                                                          4,600   $        63,250
 * Boston Beer Co., Inc. Class A                                                  22,100           481,338
 * Boston Communications Group, Inc.                                              39,700           353,330
   Boston Private Financial Holdings, Inc.                                        62,900         1,703,961
   BostonFed Bancorp, Inc.                                                         4,300           188,727
 * Bottomline Technologies, Inc.                                                  40,306           471,580
   Bowne & Co., Inc.                                                              81,100         1,248,940
 * Boyds Collection, Ltd.                                                        123,017           431,790
 * Bradley Pharmaceuticals, Inc.                                                  37,051           655,803
   Brady Co. Class A                                                              49,200         3,006,120
 * Breed Technologies, Inc.                                                       36,800               515
   Bridgford Foods Corp.                                                          10,400            88,036
 * Brigham Exploration Co.                                                        96,446           901,770
 * Bright Horizons Family Solutions, Inc.                                          6,600           414,150
 * Brightpoint, Inc.                                                              41,400           791,154
 * BrightStar Information Technology
     Group, Inc.                                                                  10,700               214
 * Brillian Corp.                                                                  7,049            21,711
 * Brilliant Digital Entertainment, Inc.                                           5,400               324
*# BriteSmile, Inc.                                                                  785             5,440
 * Broadview Media, Inc.                                                             200             1,280
*# BroadVision, Inc.                                                              71,877           165,317
*# Broadwing Corp.                                                                 2,700            17,928
*# Brocade Communications Systems,
     Inc.                                                                         99,500           689,535
 # Brookline Bancorp, Inc.                                                       136,055         2,204,091
 * Brooks Automation, Inc.                                                       102,439         1,572,439
 * Brookstone, Inc.                                                               46,792           856,294
 * Brooktrout, Inc.                                                               29,907           366,660
   Brown Shoe Company, Inc.                                                       41,800         1,192,136
 * Bruker BioSciences Corp.                                                      194,472           896,516
 * Brush Engineered Materials, Inc.                                               43,600           850,200
   Bryn Mawr Bank Corp.                                                            1,600            31,872
 * BSQUARE Corp.                                                                     500               570
 * BTU International, Inc.                                                        12,900            38,442
 * Buca, Inc.                                                                     44,571           267,426
 * Buckeye Technologies, Inc.                                                     85,883         1,064,090
   Buckle, Inc.                                                                   30,000           924,000
   Building Materials Holding Corp.                                               31,198         1,137,167
 * Bull Run Corp.                                                                  3,700             1,369
   Burlington Coat Factory Warehouse
     Corp.                                                                       101,949         2,376,431
 * Bush Industries, Inc. Class A                                                     700                59
 * Butler International, Inc.                                                      8,400            38,472
   C&D Technologies, Inc.                                                         58,300         1,010,339
   C&F Financial Corp.                                                               300            11,871
 * C-COR, Inc.                                                                    99,000           886,050
*# C-Phone Corp.                                                                   8,900               116
 * Cabot Microelectronics Corp.                                                   57,000         2,106,150
   Cabot Oil & Gas Corp.                                                          65,800         3,183,404
 * Cache, Inc.                                                                    35,950           593,534
 * CACI International, Inc. Class A                                                5,700           354,141
   Cadmus Communications Corp.                                                     8,900           123,541
 * Cagle's, Inc. Class A                                                           2,000            22,020
 * Cal Dive International, Inc.                                                   80,000         3,444,800
 * CalAmp Corp.                                                                   50,728           485,467
   Calavo Growers, Inc.                                                           26,043           304,964
   Calgon Carbon Corp.                                                            89,800           839,630
 * California Coastal Communities, Inc.                                           10,000           222,900
   California First National Bancorp                                              10,400           137,790
 * California Micro Devices Corp.                                                 49,400           429,780

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * California Pizza Kitchen, Inc.                                                 44,100   $     1,104,705
   California Water Service Group                                                 42,200         1,475,734
 * Caliper Life Sciences, Inc.                                                    67,924           474,789
   Callaway Golf Co.                                                             173,000         2,034,480
 * Callidus Software                                                              32,000           145,280
 * Callon Petroleum Co.                                                           39,762           557,066
 * Calloway's Nursery, Inc.                                                        1,200               420
 # Cal-Maine Foods, Inc.                                                          49,100           649,495
*# Calpine Corp.                                                                  17,500            67,900
 * Calton, Inc.                                                                    4,480             1,613
 * CAM Commerce Solutions, Inc.                                                    3,000            48,357
   Cambrex Corp.                                                                  60,000         1,488,000
   Camco Financial Corp.                                                           7,516           114,469
 * CancerVax Corp.                                                                64,300           608,921
 * Candela Corp.                                                                  51,710           505,724
 * Candie's, Inc.                                                                 62,574           291,595
 * Candlewood Hotel Co., Inc.                                                      1,500                86
 * Cannon Express, Inc.                                                              200                 0
 * Cannondale Corp.                                                                  300                19
 * Cantel Medical Corp.                                                           22,440           672,302
 * Canterbury Consulting Group, Inc.                                               1,571               677
 * Canyon Resources Corp.                                                         63,900            77,319
   Capital Corp. of the West                                                       5,046           259,819
 * Capital Crossing Bank                                                          11,800           315,178
 * Capital Pacific Holdings, Inc.                                                 14,500            57,637
 * Capital Senior Living Corp.                                                    58,900           305,691
   Capital Southwest Corp.                                                           300            23,640
   Capitol Bancorp, Ltd.                                                           8,564           297,171
 * Caprius, Inc.                                                                     548                82
 * Capstone Turbine Corp.                                                         78,300           146,421
 * Captaris, Inc.                                                                 69,100           339,281
 * Captiva Software Corp.                                                          4,400            43,032
 * Caraco Pharmaceutical Laboratories,
     Ltd.                                                                         56,350           411,355
 * Caraustar Industries, Inc.                                                     64,684         1,040,766
   CARBO Ceramics, Inc.                                                           36,700         2,851,590
 * Cardiac Sciences, Inc.                                                        144,900           307,188
 * Cardima, Inc.                                                                   1,300               481
 * Cardinal Financial Corp.                                                       12,705           127,304
 * CardioDynamics International Corp.                                            112,034           511,995
 * CardioGenesis Corp.                                                             1,800               738
*# Cardiotech International, Inc.                                                 40,663           114,263
 * Career Blazers, Inc. Trust Units                                                  800                 0
   Carmike Cinemas, Inc.                                                          27,828         1,041,880
   Carpenter Technology Corp.                                                     54,700         3,197,215
 * Carreker Corp.                                                                 21,871           184,591
 * Carriage Services, Inc.                                                        38,900           195,667
 * Carrier Access Corp.                                                           77,789           702,435
 * Carrington Laboratories, Inc.                                                   9,800            45,178
 * Carrizo Oil & Gas, Inc.                                                        14,100           136,347
   Cascade Corp.                                                                  28,000           898,520
   Cascade Natural Gas Corp.                                                      25,900           553,742
 * Casella Waste Systems, Inc. Class A                                            53,549           809,125
   Casey's General Stores, Inc.                                                  115,110         2,229,681
   Cash America International, Inc.                                               65,100         1,669,815
 * Castle (A.M.) & Co.                                                            15,437           196,359
   Castle Energy Corp.                                                            11,700           147,420
 * Casual Male Retail Group, Inc.                                                 78,700           339,984
 * Catalina Lighting, Inc.                                                         1,760            15,840
   Catalina Marketing Corp.                                                      111,300         3,127,530
 * Catalyst Semiconductor, Inc.                                                   41,940           249,962
 * Catalytica Energy Systems, Inc.                                                19,891   $        41,771
 * Catapult Communications Corp.                                                  33,091           898,090
   Cato Corp. Class A                                                             46,600         1,243,288
 * Cavalier Homes, Inc.                                                           39,360           217,661
 # Cavalry Bancorp, Inc.                                                             500            10,644
 * Cavco Industries, Inc.                                                          3,852           155,236
   CCA Industries, Inc.                                                           15,166           166,826
 * CCC Information Services Group, Inc.                                           56,648         1,183,943
 * CD Warehouse, Inc.                                                              3,300                 6
 * CD&L, Inc.                                                                      2,600             4,368
   CDI Corp.                                                                      43,600           842,352
 * CEC Entertainment Inc.                                                         76,950         3,131,095
 * Celadon Group, Inc.                                                            21,500           460,100
 * Celebrity, Inc. Escrow Shares                                                   1,300                 0
   Celeritek, Inc.                                                                29,000           104,690
 * Cell Genesys, Inc.                                                             94,552           694,012
*# Cell Therapeutics, Inc.                                                       116,400           870,672
 * Cellegy Pharmaceuticals, Inc.                                                  53,521           264,929
 * CellStar Corp.                                                                 43,048           157,125
 * Centene Corp.                                                                  47,200         2,525,200
 * Centennial Communications Corp.                                                49,800           329,178
   Center Bancorp, Inc.                                                            1,890            24,343
   Center Financial Corp.                                                         12,960           266,846
 * Centillium Communications, Inc.                                                83,989           211,652
 * Centra Software, Inc.                                                          45,500            98,726
   Central Bancorp, Inc.                                                           1,600            49,560
 * Central European Distribution Corp.                                            37,627           989,214
 * Central Garden & Pet Co.                                                       42,600         1,648,620
   Central Pacific Financial Corp.                                                64,500         2,156,235
   Central Parking Corp.                                                          80,537         1,222,552
   Central Vermont Public Service Corp.                                           27,900           629,982
 * Century Aluminum Co.                                                           73,590         1,885,376
   Century Bancorp, Inc. Class A                                                   1,000            31,060
 * Century Business Services, Inc.                                               165,357           711,035
*# Cenuco, Inc.                                                                   27,800           202,384
 * Cenveo, Inc.                                                                  108,100           344,839
 * Cepheid, Inc.                                                                  96,406           887,899
 * Ceradyne, Inc.                                                                 37,150         1,835,210
   CERBCO, Inc. Class A                                                              200             1,908
 * Ceres Group, Inc.                                                              73,995           369,975
*# Cerner Corp.                                                                   25,573         1,348,209
 * Cerus Corp.                                                                    50,900           132,849
 * CEVA, Inc.                                                                     13,363           107,171
   CFS Bancorp, Inc.                                                              23,720           326,862
   CH Energy Group, Inc.                                                          36,300         1,686,861
 * Chad Therapeutics, Inc.                                                        10,000            45,300
*# Champion Enterprises, Inc.                                                    164,700         1,890,756
   Champion Industries, Inc.                                                       9,674            36,277
 * Championship Auto Racing Teams,
     Inc.                                                                          8,900             1,255
 * Champps Entertainment, Inc.                                                    28,340           225,020
 * Channell Commercial Corp.                                                       6,600            49,500
 * Charles and Colvard, Ltd.                                                      30,500           290,939
 * Charles River Associates, Inc.                                                  9,000           388,260
 * Charles River Laboratories International,
     Inc.                                                                         22,342         1,044,488
 * Charlotte Russe Holding, Inc.                                                  49,700           579,005
 * Charming Shoppes, Inc.                                                        264,873         2,476,563
*# Chart Industries, Inc.                                                             23             1,081
*# Charter Communications, Inc.                                                  477,985         1,032,448
   Charter Financial Corp.                                                        22,811           933,198

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Chase Corp.                                                                     4,000   $        62,600
 * Chattem, Inc.                                                                  45,500         1,648,010
 * Chaus (Bernard), Inc.                                                           1,300             1,170
 * Checkers Drive-In Restaurants, Inc.                                            25,907           320,729
 * Checkpoint Systems, Inc.                                                       86,400         1,594,944
   Chemed Corp.                                                                   28,600         1,774,344
   Chemical Financial Corp.                                                       55,099         2,308,648
*# Cheniere Energy, Inc.                                                          43,900         2,496,154
   Cherokee, Inc.                                                                  8,100           238,140
   Chesapeake Corp.                                                               44,102         1,190,313
   Chesapeake Utilities Corp.                                                     12,600           326,340
   Chester Valley Bancorp, Inc.                                                      603            12,892
   Chicago Rivet & Machine Co.                                                       200             5,384
 * chinadotcom Corp. Class A                                                       4,282            18,884
 * Chiquita Brands International, Inc.                                            93,896         1,857,263
   Chittenden Corp.                                                              106,153         3,129,390
 * Cholestech Corp.                                                               32,700           261,600
 * Chordiant Software, Inc.                                                      162,100           332,305
   Christopher & Banks Corp.                                                      82,213         1,622,062
*# ChromaVision Medical Systems, Inc.                                             20,200            34,340
 * Chromcraft Revington, Inc.                                                      6,000            75,060
 * Chronimed, Inc.                                                                24,201           159,485
   Churchill Downs, Inc.                                                          14,400           668,880
*# Chyron Corp.                                                                   33,400            18,370
 * Ciber, Inc.                                                                   138,612         1,293,250
 * CIENA Corp.                                                                    66,100           168,555
 * Cimarex Energy Co.                                                             14,004           562,681
 * Cincinnati Bell, Inc.                                                         564,100         2,030,760
 * Ciphergen Biosystems, Inc.                                                     67,103           216,072
 * Ciprico, Inc.                                                                   4,900            20,335
   CIRCOR International, Inc.                                                     34,990           729,541
 * Cirrus Logic, Inc.                                                            194,018         1,150,527
   Citizens Banking Corp.                                                         78,033         2,738,958
   Citizens South Banking Corp.                                                   17,229           225,700
*# Citizens, Inc.                                                                 85,085           548,804
   City Holding Co.                                                               38,184         1,409,753
 * CKE Restaurants, Inc.                                                         132,700         1,660,077
   Clarcor, Inc.                                                                  58,800         3,088,176
 * Clark, Inc.                                                                    42,824           713,020
 * Clarus Corp.                                                                   33,800           293,215
 * Clayton Williams Energy, Inc.                                                   9,200           210,588
 * Clean Harbors, Inc.                                                            32,400           405,972
 * ClearOne Communications, Inc.                                                  11,000            46,475
   Cleco Corp.                                                                   108,300         2,144,340
 # Cleveland-Cliffs, Inc.                                                         23,500         2,277,150
   Clinical Data, Inc.                                                             1,787            22,749
 * Closure Medical Corp.                                                          33,027           587,550
 * CMGI, Inc.                                                                     66,700           102,051
 * CMS Energy Corp.                                                              273,775         2,792,505
 * CNA Surety Corp.                                                               74,718           975,817
 * CNE Group, Inc.                                                                 2,000               800
*# CNET Networks, Inc.                                                           330,100         3,076,532
   CNS, Inc.                                                                      31,520           380,446
   Coachmen Industries, Inc.                                                      36,100           580,127
 * Coast Dental Services, Inc.                                                     2,066             7,231
   Coast Distribution System                                                       5,600            38,080
 * Coastcast Corp.                                                                 7,600            17,404
   CoBiz, Inc.                                                                    12,825           282,150
 * Cobra Electronics Corp.                                                         6,100            49,410
   Coca-Cola Bottling Co. Consolidated                                             6,000           314,520
 * Coeur d'Alene Mines Corp.                                                     490,500         2,251,395
 * Cogent Communications Group, Inc.                                               6,713   $         5,303
   Cognex Corp.                                                                  105,800         2,729,640
 * Cognitronics Corp.                                                              4,250            13,515
 * Coherent, Inc.                                                                 69,078         1,995,663
   Cohu, Inc.                                                                     49,013           821,458
 * Coinstar, Inc.                                                                 49,300         1,282,786
 * Coldwater Creek, Inc.                                                          35,775           937,305
 * Collagenex Pharmaceuticals, Inc.                                               33,000           188,100
 * Collins & Aikman Corp.                                                        186,360           661,578
   Collins Industries, Inc.                                                        7,000            41,160
   Columbia Banking System, Inc.                                                  32,787           832,462
 * Columbia Laboratories, Inc.                                                    91,900           178,286
 * Columbus McKinnon Corp.                                                        34,300           271,313
 * Comarco, Inc.                                                                  10,200            82,620
 * Comdial Corp.                                                                     600               690
 * Comforce Corp.                                                                 13,277            30,803
 * Comfort Systems USA, Inc.                                                      89,100           641,520
   Commerce Group, Inc.                                                           26,100         1,550,079
*# Commerce One, Inc.                                                             51,000             8,287
   Commercial Bancshares, Inc.                                                     5,665           213,854
   Commercial Capital Bancorp, Inc.                                               34,625           826,152
   Commercial Federal Corp.                                                       89,900         2,618,787
   Commercial Metals Co.                                                          67,200         3,046,848
   Commercial National Financial Corp.                                             3,200            75,200
 * Commonwealth Industries, Inc.                                                  28,815           377,188
 * Commonwealth Telephone Enterprises,
     Inc.                                                                         48,400         2,355,144
 * CommScope, Inc.                                                               124,400         2,403,408
   Communications Systems, Inc.                                                    8,200            95,776
   Community Bank System, Inc.                                                    70,300         1,947,310
   Community Bankshares, Inc.                                                        210             3,828
   Community Trust Bancorp, Inc.                                                  15,103           505,648
   Community West Bancshares                                                       5,500            58,025
 * Competitive Technologies, Inc.                                                  6,100            42,395
 * Compex Technologies, Inc.                                                      27,454           134,525
 * CompuCredit Corp.                                                             105,656         2,532,574
*# Compudyne Corp.                                                                17,704           125,716
 * Computer Horizons Corp.                                                        37,400           142,120
 * Computer Network Technology Corp.                                              59,600           339,720
   Computer Programs & Systems, Inc.                                              24,100           520,560
 * Computer Task Group, Inc.                                                      37,600           136,864
 * CompX International, Inc.                                                       5,100            81,855
 * Comstock Resources, Inc.                                                       79,900         1,734,629
 * Comtech Telecommunications Corp.                                               32,700         1,029,396
 # Concepts Direct, Inc.                                                             700               392
 * Conceptus, Inc.                                                                58,836           525,405
 * Concord Camera Corp.                                                           52,056           137,428
 * Concord Communications, Inc.                                                   42,100           391,109
 * Concur Technologies, Inc.                                                      75,632           710,941
 * Concurrent Computer Corp.                                                     106,000           201,400
 * Conexant Systems, Inc.                                                        226,933           451,597
 * Congoleum Corp. Class A                                                         3,600            20,448
 * Conmed Corp.                                                                   68,654         1,988,906
   Connecticut Water Services, Inc.                                                7,600           211,508
 * Connetics Corp.                                                                81,700         1,708,347
 * Conrad Industries, Inc.                                                         7,200            13,320
 * Consolidated Freightways Corp.                                                    550                 1
 * Consolidated Graphics, Inc.                                                    31,382         1,484,369
   Consolidated-Tokoma Land Co.                                                    6,100           244,732
 * Constar International, Inc.                                                    20,900           125,400
 * Consumer Portfolio Services, Inc.                                               3,300            14,322

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*# Continental Airlines, Inc.                                                    152,900   $     1,703,306
 * Continental Materials Corp.                                                       200             5,320
 * Convera Corp.                                                                  78,426           365,465
 * Convergence Systems, Inc.                                                           1                45
*# Cooker Restaurant Corp.                                                         6,500                23
   Cooper Tire & Rubber Co.                                                       83,900         1,713,238
   Cooperative Bankshares, Inc.                                                    1,400            38,640
 * Copart, Inc.                                                                   74,032         1,599,091
*# Copper Mountain Networks, Inc.                                                 15,010            47,116
 * Corautus Genetics, Inc.                                                         1,542             8,404
 * Core Molding Technologies, Inc.                                                 7,700            20,559
 * Corillian Corp.                                                                87,677           509,403
 * Corinthian Colleges, Inc.                                                     137,000         2,387,225
 * Corio, Inc.                                                                   108,600           180,276
*# Corixa Corp.                                                                  128,288           481,080
   Corn Products International, Inc.                                              47,600         2,590,392
 * Cornell Companies, Inc.                                                        30,300           443,895
 * Correctional Services Corp.                                                    20,512            57,023
 * Corrections Corporation of America                                             80,900         3,195,550
 * Corrpro Companies, Inc.                                                         7,275             8,366
   Corus Bankshares, Inc.                                                         64,044         3,117,021
 * Corvel Corp.                                                                   10,900           345,748
 * Cosine Communications, Inc.                                                    22,621            69,446
 * Cost Plus, Inc.                                                                50,275         1,597,739
 * CoStar Group, Inc.                                                             41,911         1,835,702
 * Cost-U-Less, Inc.                                                               3,000            17,730
   Cotton States Life Insurance Co.                                                6,330           127,233
   Courier Corp.                                                                   4,275           216,229
 * Covansys Corp.                                                                 48,200           648,772
 * Covenant Transport, Inc. Class A                                               28,030           538,737
 * Covista Communications, Inc.                                                    3,000             5,940
   CPAC, Inc.                                                                      5,120            26,470
 * CPI Aerostructures, Inc.                                                       11,866           122,220
   CPI Corp.                                                                      11,200           158,480
   Craftmade International, Inc.                                                  11,300           200,010
   Crawford & Co. Class A                                                         27,300           204,750
   Crawford & Co. Class B                                                         25,300           198,605
 * Cray, Inc.                                                                    189,048           663,558
 * Credence Systems Corp.                                                        202,147         1,544,403
 * Credit Acceptance Corp.                                                        90,319         2,235,395
 * Critical Path, Inc.                                                            33,200            36,520
 * Criticare Systems, Inc.                                                        25,400            67,564
   Crompton Corp.                                                                263,600         2,954,956
 * Cross (A.T.) Co. Class A                                                       14,700            69,972
 * Cross Country Healthcare, Inc.                                                 71,557         1,270,137
 * Crossroads Systems, Inc.                                                       42,500            57,375
 * Crown Andersen, Inc.                                                            1,000             1,400
 * Crown Financial Group, Inc.                                                     4,200             1,386
 * Crown Holdings, Inc.                                                           14,400           184,320
 * Crown Media Holdings, Inc.                                                    168,253         1,490,722
*# CryoLife, Inc.                                                                 53,600           381,632
 * CSG Systems International, Inc.                                               117,432         2,133,739
 * CSK Auto Corp.                                                                104,100         1,596,894
 * CSP, Inc.                                                                       3,500            30,800
   CSS Industries, Inc.                                                           12,900           414,477
   CT Communications, Inc.                                                        41,560           549,839
 * CTI Molecular Imaging, Inc.                                                    23,500           314,430
   CTS Corp.                                                                      82,659         1,104,324
   Cubic Corp.                                                                    61,500         1,568,250
 * Cubist Pharmaceuticals, Inc.                                                   92,725         1,112,700
 * Culp, Inc.                                                                     25,400           152,908
 * Cumulus Media, Inc. Class A                                                   131,893   $     2,015,325
 * CUNO, Inc.                                                                     39,008         2,556,194
 * CuraGen Corp.                                                                 115,160           694,415
 * Curative Health Services, Inc.                                                 27,900           159,309
 * Curis, Inc.                                                                   107,349           434,763
   Curtiss-Wright Corp.                                                           11,600           691,360
   Cutter & Buck, Inc.                                                            25,124           373,845
 * CV Therapeutics, Inc.                                                          72,605         1,574,076
   CVB Financial Corp.                                                           111,315         3,025,542
 * Cyberguard Corp.                                                               65,822           406,122
*# Cyberonics, Inc.                                                               54,800         1,017,636
 * Cyberoptics Corp.                                                              19,400           272,764
 * Cybersource Corp.                                                              78,100           551,386
 * Cybex International, Inc.                                                       8,700            37,845
 * Cycle Country Accessories Corp.                                                11,300            55,031
*# Cygnus, Inc.                                                                      100                10
 * Cymer, Inc.                                                                    84,586         2,573,106
 * Cypress Bioscience, Inc.                                                       66,060           769,599
 * Cypress Semiconductor Corp.                                                   288,800         2,844,680
 * Cytogen Corp.                                                                  35,670           351,349
*# CytRx Corp.                                                                     1,700             2,057
   D&E Communications, Inc.                                                       34,574           452,919
   D&K Healthcare Resources, Inc.                                                 31,930           231,812
 * Daily Journal Corp.                                                               200             7,158
 * Daktronics, Inc.                                                               43,479         1,126,976
*# Dan River, Inc. Class A                                                        22,900             1,008
 * Danielson Holding Corp.                                                       107,650           879,500
 * Darling International, Inc.                                                   147,000           605,640
 * Data I/O Corp.                                                                  7,600            25,308
 * Data Systems & Software, Inc.                                                   7,300             8,030
 * Datalink Corp.                                                                 13,300            25,257
 * Dataram Corp.                                                                  19,800           118,206
   Datascope Corp.                                                                34,034         1,364,423
 * Datastream Systems, Inc.                                                       20,100           118,590
*# Datatec Systems, Inc.                                                           7,000                38
*# DataTRAK International, Inc.                                                    5,200            59,280
 * Datawatch Corp.                                                                 4,132            15,908
 * Dave & Busters, Inc.                                                           13,200           246,840
 * Dawson Geophysical Co.                                                          5,400           126,090
 * Daxor Corp.                                                                     4,600            97,060
   Deb Shops, Inc.                                                                19,299           475,720
*# Deckers Outdoor Corp.                                                           9,200           400,384
   Decorator Industries, Inc.                                                      2,762            21,765
 * Del Global Technologies Corp.                                                  10,927            27,973
 * Del Laboratories, Inc.                                                          9,506           325,580
 * Delphax Technologies, Inc.                                                      6,100            24,943
   Delphi Financial Group, Inc. Class A                                           60,250         2,799,215
   Delta & Pine Land Co.                                                          88,500         2,362,950
*# Delta Air Lines, Inc.                                                         288,900         2,013,633
   Delta Apparel, Inc.                                                             5,240           119,734
   Delta Financial Corp.                                                          46,500           469,650
   Delta Natural Gas Co., Inc.                                                     6,200           159,650
 * Delta Petroleum Corp.                                                          38,460           604,976
 * Delta Woodside Industries, Inc.                                                 5,850             3,861
   Deltic Timber Corp.                                                            27,971         1,264,289
 * Denali, Inc.                                                                    4,300               430
 * Denbury Resources, Inc.                                                       115,600         3,346,620
 * Dendreon Corp.                                                                134,381         1,318,278
 * Dendrite International, Inc.                                                   95,774         1,634,862
 * Department 56, Inc.                                                            30,900           523,137
*# DepoMed, Inc.                                                                  79,700           371,402

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Detrex Corp.                                                                      500   $           925
 * Devcon International Corp.                                                      3,600            55,800
 * DeVry, Inc.                                                                     4,100            69,126
 * DHB Industries, Inc.                                                           93,900         1,746,540
   Diagnostic Products Corp.                                                      64,000         3,097,600
 * DiamondCluster International, Inc.                                             78,484           959,859
 * Diedrich Coffee, Inc.                                                           4,025            17,992
 * Digene Corp.                                                                   45,800         1,107,581
 * Digi International, Inc.                                                       49,792           766,299
 * Digimarc Corp.                                                                 43,365           399,392
 * Digital Angel Corp.                                                            73,800           471,582
 * Digital Generation Systems, Inc.                                              114,900           155,115
 * Digital Impact, Inc.                                                           56,900            66,573
 * Digital Insight Corp.                                                          81,500         1,330,487
 * Digital Lightwave, Inc.                                                        49,700            68,089
 * Digital River, Inc.                                                            74,600         3,127,232
 * Digitas, Inc.                                                                 195,977         1,608,971
   Dime Community Bancshares                                                      84,900         1,557,915
   DIMON, Inc.                                                                   103,829           675,927
 * Diodes, Inc.                                                                   12,150           302,170
 * Dionex Corp.                                                                   47,515         2,726,886
 * Discovery Laboratories, Inc.                                                    5,700            39,786
 * Discovery Partners International, Inc.                                         59,253           272,564
 * Display Technologies, Inc.                                                     11,330                17
 * Distributed Energy Systems Corp.                                               70,550           189,074
 * Ditech Communications Corp.                                                    78,155         1,231,723
 * Diversa Corp.                                                                  99,878           845,967
 * Diversified Corporate Resources, Inc.                                             800               691
 * Dixie Group, Inc.                                                              25,400           407,162
 * Dixon Ticonderoga Co.                                                           1,900            11,609
 * DJ Orthopedics, Inc.                                                           50,800         1,024,636
 * DLB Oil & Gas, Inc.                                                             1,300                 0
 * DocuCorp International, Inc.                                                   24,653           220,151
 * Document Sciences Corp.                                                        14,200            75,544
 * Dollar Thrifty Automotive Group, Inc.                                          57,200         1,538,108
 * Dominion Homes, Inc.                                                            5,800           119,828
   Donegal Group, Inc. Class A                                                     6,066           130,419
   Donegal Group, Inc. Class B                                                     2,933            57,927
 * Dot Hill Systems Corp.                                                        100,260           661,716
 * DoubleClick, Inc.                                                             288,282         2,162,115
 * DOV Pharmaceutical, Inc.                                                       48,928           905,657
   Dover Downs Gaming & Entertainment,
     Inc.                                                                          9,910           111,884
   Dover Motorsports, Inc.                                                        37,100           180,306
   Downey Financial Corp.                                                         36,476         2,106,124
 * DPAC Technologies Corp.                                                        20,300            10,556
 * Drew Industries, Inc.                                                          23,600           786,116
 * Dril-Quip, Inc.                                                                38,900           928,543
 * DRS Technologies, Inc.                                                         48,500         2,071,920
 * drugstore.com, Inc.                                                           183,900           597,675
 * DSP Group, Inc.                                                                65,500         1,452,790
 * DT Industries, Inc.                                                            10,300                26
 * Duckwall-ALCO Stores, Inc.                                                      4,100            68,675
 * Ducommun, Inc.                                                                 22,900           580,515
 * DuPont Photomasks, Inc.                                                        40,255         1,061,927
   Duquesne Light Holdings, Inc.                                                 104,700         1,846,908
 * Dura Automotive Systems, Inc.                                                  41,300           375,830
 * DuraSwitch Industries, Inc.                                                    10,500            22,575
 * Duratek, Inc.                                                                  13,500           310,635
 * Durect Corp.                                                                  103,160           231,078
 * DUSA Pharmaceuticals, Inc.                                                     38,800           514,876
 * Dyax Corp.                                                                     72,100   $       571,753
 * Dycom Industries, Inc.                                                         97,066         2,828,503
*# Dynacq Healthcare, Inc.                                                        22,200           119,880
 * Dynamex, Inc.                                                                  26,300           529,156
*# Dynamic Materials Corp.                                                         2,000            30,600
 * Dynamics Research Corp.                                                        16,098           268,998
*# Dynegy, Inc.                                                                   63,200           357,080
 * E Com Ventures, Inc.                                                            2,175            25,861
 * E-Loan, Inc.                                                                  140,700           379,890
   E-Z-EM, Inc.                                                                    8,562           124,577
 * E.piphany, Inc.                                                               160,211           724,154
 # Eagle Materials, Inc.                                                          22,200         1,739,814
   Eagle Materials, Inc. Class B                                                  20,500         1,549,800
*# EarthLink, Inc.                                                               169,975         1,842,529
   Eastern Co.                                                                     4,950            93,753
 * EasyLink Services Corp.                                                         7,969            11,236
 * Echelon Corp.                                                                  88,406           668,349
 * Eclipsys Corp.                                                                 17,600           342,320
 * eCollege.com                                                                   46,875           550,781
   Ecology & Environment, Inc. Class A                                             2,000            17,600
 * Edelbrock Corp.                                                                 5,470            90,802
 * Eden Bioscience Corp.                                                           9,900             7,029
*# EDGAR Online, Inc.                                                             14,700            18,522
 * Edge Petroleum Corp.                                                           29,900           457,470
 * Edgewater Technology, Inc.                                                     11,569            48,358
   EDO Corp.                                                                      46,000         1,401,620
 * Education Lending Group, Inc.                                                   1,000            14,060
   Educational Development Corp.                                                   1,800            18,396
   EFC Bancorp, Inc.                                                               4,600           117,990
 * EFJ, Inc.                                                                       7,800            63,024
 * eFunds Corp.                                                                  110,806         2,639,399
 * EGL, Inc.                                                                      95,396         3,218,661
 * El Paso Electric Co.                                                          108,600         1,949,370
   Electro Rent Corp.                                                             55,779           790,946
 * Electro Scientific Industries, Inc.                                            35,500           689,410
 * Electroglas, Inc.                                                              49,100           160,066
 * Electronics Boutique Holdings Corp.                                            54,830         2,135,628
 * Electronics for Imaging, Inc.                                                 120,200         2,010,946
 * Elizabeth Arden, Inc.                                                          62,000         1,413,600
   ElkCorp                                                                        45,600         1,349,760
 * eLoyalty Corp.                                                                  6,700            33,701
 * ELXSI Corp.                                                                     1,800             5,850
 * EMAK Worldwide, Inc.                                                            5,700            56,208
 * Embarcadero Technologies, Inc.                                                 63,250           559,130
 * Embrex, Inc.                                                                   16,700           221,275
   EMC Insurance Group, Inc.                                                      11,300           245,323
 * EMCOR Group, Inc.                                                              34,000         1,571,480
 * EMCORE Corp.                                                                   78,911           209,903
 * Emerging Vision, Inc.                                                          25,700             4,883
 * Emeritus Corp.                                                                 14,100           133,950
 * Emerson Radio Corp.                                                            59,722           185,138
 * Emisphere Technologies, Inc.                                                   41,656           127,759
 * Emmis Communications Corp.
     Class A                                                                     118,100         2,183,669
   Empire District Electric Co.                                                   58,700         1,333,077
 * EMS Technologies, Inc.                                                         24,974           391,842
 * Emulex Corp.                                                                  190,300         2,690,842
 * En Pointe Technologies, Inc.                                                    6,500            18,525
 * Encore Acquisition Co.                                                         74,900         2,637,229
 * Encore Capital Grooup, Inc.                                                    48,500         1,216,380
 * Encore Medical Corp.                                                           98,500           620,057

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Encore Wire Corp.                                                              48,497   $       653,497
 * Encysive Pharmaceuticals, Inc.                                                131,198         1,423,498
 * Endeavour International Corp.                                                  98,000           420,420
 * Endocardial Solutions, Inc.                                                    46,500           528,705
*# Endocare, Inc.                                                                 25,800            62,049
 * Endologix, Inc.                                                                73,000           471,580
 * Energy Conversion Devices, Inc.                                                56,439         1,256,332
 * Energy Partners, Ltd.                                                          75,400         1,460,498
 * Energy West, Inc.                                                               3,900            23,166
   EnergySouth, Inc.                                                              16,178           465,765
 * Enesco Group, Inc.                                                             32,700           241,326
   Engineered Support Systems, Inc.                                               58,609         3,223,495
 * ENGlobal Corp.                                                                  1,700             2,516
*# Enlighten Software Solutions, Inc.                                              1,600                 2
   Ennis, Inc.                                                                    37,800           750,330
 * Enpath Medical, Inc.                                                           11,600           110,896
 * EnPro Industries, Inc.                                                         46,600         1,339,284
 * Entegris, Inc.                                                                168,438         1,647,324
 * Enterrasys Networks, Inc.                                                     378,100           661,675
 * Entravision Communications Corp.                                              136,817         1,121,899
*# Entremed, Inc.                                                                 69,800           166,822
 * Entrust, Inc.                                                                 144,200           537,866
 * Environmental Elements Corp.                                                    1,000               100
 * Environmental Technologies Corp.                                                3,700                15
 * Environmental Tectonics Corp.                                                   7,100            46,150
 * Enzo Biochem, Inc.                                                             74,504         1,434,202
 * Enzon Pharmaceuticals, Inc.                                                    51,600           698,664
*# EP Medsystems, Inc.                                                            14,900            51,107
 * EpicEdge, Inc.                                                                 13,100                39
 * Epicor Software Corp.                                                         116,287         1,833,846
*# Epimmune, Inc.                                                                 22,900            30,915
 * EPIQ Systems, Inc.                                                             41,050           615,339
 * EPIX Pharmaceuticals, Inc.                                                     52,928           931,533
 * ePlus, Inc.                                                                    18,890           238,581
 * ePresence, Inc. Escrow Shares                                                  25,100             3,263
*# Equimed Inc. Nevis                                                              2,250                 0
 * Equinix, Inc.                                                                  42,000         1,632,960
*# eResearch Technology, Inc.                                                    119,810         1,765,999
 * Ergo Science Corp.                                                              7,150            16,087
   ESB Financial Corp.                                                            11,762           165,962
 * Escalon Medical Corp.                                                           3,200            27,520
 * ESCO Technologies, Inc.                                                        29,800         2,181,360
 * eSpeed, Inc.                                                                   68,800           769,872
   Espey Manufacturing & Electronics
     Corp.                                                                           400            10,420
 * ESS Technology, Inc.                                                           87,100           614,055
 * Esterline Technologies Corp.                                                   48,500         1,726,600
   Ethan Allen Interiors, Inc.                                                    78,300         3,088,935
 * Euronet Worldwide, Inc.                                                        72,727         1,789,084
 * European Micro Holdings, Inc.                                                   4,600               138
 * Evans & Sutherland Computer Corp.                                              10,400            68,744
 * Evans Systems, Inc.                                                             2,500               106
 * Evercel, Inc.                                                                     766               709
*# Evergreen Solar, Inc.                                                         109,300           370,418
 * Everlast Worldwide, Inc.                                                        1,500             5,370
 * Evolving Systems, Inc.                                                         12,600            44,981
 * Exabyte Corp.                                                                     700               217
 * Exact Sciences Corp.                                                           59,605           206,233
 * Exactech, Inc.                                                                 10,800           203,472
 * Exar Corp.                                                                     93,208         1,303,048
 * Excel Technology, Inc.                                                         26,472           688,272
 * Exelixis, Inc.                                                                165,918   $     1,488,284
 * Exponent, Inc.                                                                  6,700           186,193
 * ExpressJet Holdings, Inc.                                                     119,600         1,394,536
 * Extended Systems, Inc.                                                         11,100            28,305
 * Extreme Networks, Inc.                                                        277,921         1,898,200
 * EZCORP, Inc. Class A Non-Voting                                                10,800           115,452
 * Ezenia! Inc.                                                                      200               204
 * F5 Networks, Inc.                                                              76,000         3,271,800
 * Fab Industries, Inc.                                                            5,200            20,696
   Factset Research Systems, Inc.                                                 57,000         2,944,050
 * Fairchild Corp. Class A                                                        48,352           145,056
 * Falcon Products, Inc.                                                          11,500            10,034
*# FalconStor Software, Inc.                                                     108,105           846,462
 * Famous Dave's of America, Inc.                                                 26,825           298,294
 * Fargo Electronics                                                              28,800           426,816
   Farmer Brothers Co.                                                            19,000           504,640
 * Faro Technologies, Inc.                                                        31,660           861,152
   FBL Financial Group, Inc. Class A                                              61,600         1,750,672
 * Featherlite, Inc.                                                               6,500            26,065
   Fedders Corp.                                                                  61,510           184,530
 * Federal Agriculture Mortgage
     Corporation                                                                     500            11,330
   Federal Screw Works                                                             1,562            53,748
 # Federal Signal Corp.                                                          110,700         1,904,040
*# Federal-Mogul Corp.                                                            57,900            21,423
 * FEI Co.                                                                        76,558         1,637,576
 * Female Health Co.                                                               9,300            17,205
 # Ferro Corp.                                                                    96,400         2,205,632
   FFLC Bancorp, Inc.                                                              5,400           176,202
 * Fibermark, Inc.                                                                   100                 2
 * Fiberstars, Inc.                                                               15,500           139,500
   Fidelity Bankshares, Inc.                                                      34,832         1,429,157
 * Fidelity Federal Bancorp                                                        2,500             4,400
   Fidelity Southern Corp.                                                         8,800           159,544
 * Filenet Corp.                                                                  90,680         2,431,131
 * Financial Federal Corp.                                                        39,800         1,530,708
 * Financial Industries Corp.                                                     12,482            99,232
 * FindWhat.com                                                                   69,300         1,336,104
 * Finisar Corp.                                                                 333,296           609,932
   Finish Line, Inc. Class A                                                      97,834         1,800,146
 * Finishmaster, Inc.                                                                800            10,352
 * Finlay Enterprises, Inc.                                                       19,000           368,980
 * Firebrand Financial Group, Inc.                                                 9,100               364
 * First Acceptance Corp.                                                          1,500            13,050
   First Albany Companies, Inc.                                                    9,098            83,611
 * First Aviation Services, Inc.                                                   6,200            24,862
   First Bancorp                                                                   9,315           263,801
 * First Cash Financial Services, Inc.                                            35,681           929,133
   First Charter Corp.                                                            68,508         1,876,434
   First Citizens BancShares, Inc.                                                 1,300           176,884
   First Commonwealth Financial Corp.                                            159,751         2,452,178
   First Community Bancorp                                                        35,700         1,500,114
   First Community Bancshares, Inc.                                               24,561           874,863
 * First Consulting Group, Inc.                                                   55,703           304,695
   First Defiance Financial Corp.                                                  6,859           187,662
   First Federal Bancshares of Arkansas,
     Inc.                                                                          5,800           126,266
   First Financial Bancorp                                                       100,457         1,715,806
   First Financial Bankshares, Inc.                                               15,395           669,682
   First Financial Corp.                                                           2,550            92,616
   First Financial Holdings, Inc.                                                 28,464           931,911

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   First Franklin Corp.                                                              300   $         6,075
 * First Health Group Corp.                                                       17,731           315,966
 * First Horizon Pharmaceutical Corp.                                             82,864         1,620,820
   First Indiana Corp.                                                            35,881           831,363
 * First Investors Financial Services
     Group, Inc.                                                                   5,400            24,192
   First Keystone Financial, Inc.                                                  2,000            45,300
   First M&F Corp.                                                                 2,100            71,400
 * First Mariner Bancorp                                                           4,900            84,231
   First Merchants Corp.                                                          41,108         1,107,861
   First Midwest Bancorp, Inc.                                                     7,375           276,857
   First Midwest Financial, Inc.                                                   2,400            60,264
   First Mutual Bancshares, Inc.                                                   5,013           124,548
   First National Bankshares of Florida                                           29,169           749,352
   First Niagara Financial Group, Inc.                                           187,028         2,700,684
   First Oak Brook Bancshares, Inc.                                                3,150           103,320
   First PacTrust Bancorp, Inc.                                                    8,200           214,020
   First Place Financial Corp.                                                    30,746           691,785
   First Republic Bank                                                            36,750         1,888,582
   First State Bancorporation                                                     16,776           630,274
   First United Corp.                                                              3,500            71,225
 * First Virtual Communications, Inc.                                              1,650               272
   Firstbank Corp.                                                                 2,835            83,488
   FirstBank NW Corp.                                                              2,928            84,839
 * FirstCity Financial Corp.                                                      25,500           228,225
 * FirstFed Financial Corp.                                                       37,700         1,983,774
*# Firstwave Technologies, Inc.                                                    2,600             5,304
 * Fischer Imaging Corp.                                                           9,100            33,215
 * Five Star Quality Care, Inc.                                                   18,800           127,464
   Flag Financial Corp.                                                            6,500            92,625
   Flagstar Bancorp, Inc.                                                        141,100         3,074,569
   Flamemaster Corp.                                                                  27               972
 * Flanders Corp.                                                                 60,260           601,395
 * Fleetwood Enterprises, Inc.                                                   127,400         1,726,270
   Flexsteel Industries, Inc.                                                      6,100           106,811
   Florida East Coast Industries, Inc.                                            64,400         2,746,660
   Florida Public Utilities Co.                                                    3,866            71,289
 * Flow International Corp.                                                       33,300            92,241
   Flowers Foods, Inc.                                                           100,825         3,078,187
 * Flowserve Corp.                                                               123,000         3,102,060
   Flushing Financial Corp.                                                       44,114           937,422
*# FLYi, Inc.                                                                     68,000           127,840
 * FMC Corp.                                                                      58,800         2,913,540
   FMS Financial Corp.                                                             3,300            59,218
   FNB Corp.                                                                       2,700            52,785
 # FNB Corp.                                                                     106,420         2,259,297
   FNB Financial Services Corp.                                                    2,625            55,125
 * Foamex International, Inc.                                                     56,123           228,421
 * FOCUS Enhancements, Inc.                                                        3,132             3,570
 * Foodarama Supermarkets, Inc.                                                    1,100            44,550
   Foothill Independent Bancorp                                                    6,555           151,224
 * Footstar, Inc.                                                                 27,600           104,880
 * Forest Oil Corp.                                                               70,670         2,404,900
 * Forgent Networks, Inc.                                                         39,400            66,980
 * Forrester Research, Inc.                                                       50,917           830,965
 * Forward Air Corp.                                                              49,550         2,296,642
 * Foster (L.B.) Co. Class A                                                      10,000            88,000
 * Foster Wheeler, Ltd.                                                            2,030            28,887
 * Foundry Networks, Inc.                                                         39,500           527,325
 * Fountain Powerboat Industries, Inc.                                             4,700            24,675
*# FPIC Insurance Group, Inc.                                                     22,946           757,906
   Frankfort First Bancorp, Inc.                                                     850   $        20,714
 * Frankfort Tower Industries, Inc.                                               13,100                18
 * Franklin Covey Co.                                                             19,300            38,407
   Franklin Electric Co., Inc.                                                    21,600           878,256
 * Franklin Electronic Publishers, Inc.                                            7,900            34,760
 # Fred's, Inc.                                                                   90,350         1,565,765
 # Fremont General Corp.                                                          13,200           314,160
   Frequency Electronics, Inc.                                                     8,300           124,085
 * Fresh Brands, Inc.                                                              5,100            38,760
 * Fresh Choice, Inc.                                                              5,900             2,537
   Friedman Industries, Inc.                                                       6,158            50,372
 * Friedmans, Inc. Class A                                                        35,240            59,379
 * Friendly Ice Cream Corp.                                                        7,300            65,335
   Frisch's Restaurants, Inc.                                                      4,900           116,718
 * Frontier Airlines, Inc.                                                        81,761           959,057
   Frontier Oil Corp.                                                             61,900         1,649,635
 * Frozen Food Express Industries, Inc.                                           39,207           462,643
 * FSI International, Inc.                                                        63,100           283,950
 * FTI Consulting, Inc.                                                           98,025         1,977,164
*# FuelCell Energy, Inc.                                                         105,854         1,063,833
   Fuller (H.B.) Co.                                                              65,809         1,883,454
   Furniture Brands International, Inc.                                          125,900         3,058,111
*# FX Energy, Inc.                                                                19,400           194,776
   G & K Services, Inc. Class A                                                   44,790         1,839,973
 * G-III Apparel Group, Ltd.                                                       6,700            41,205
   Gabelli Asset Management, Inc.                                                 13,700           663,080
*# Gadzooks, Inc.                                                                 13,600            22,032
 * Gaiam, Inc.                                                                     5,500            28,875
 * Galaxy Nutritional Foods, Inc.                                                 11,500            20,470
 * GameStop Corp.                                                                 46,700           984,903
   GameTech International, Inc.                                                   11,100            42,524
 * Gaming Partners International Corp.                                             4,100            94,095
 * Gardenburger, Inc.                                                              4,000               400
 * Gardner Denver Machinery, Inc.                                                 45,688         1,571,667
 * Gartner Group, Inc.                                                           190,100         2,262,190
 * Gartner, Inc.                                                                   1,200            14,064
 * Gateway Financial Holdings, Inc.                                                2,200            34,320
 * Gateway, Inc.                                                                 136,400           928,884
   GATX Corp.                                                                    108,500         3,194,240
 * Gaylord Entertainment Co.                                                      87,363         3,078,672
   GB & T Bancshares, Inc.                                                           875            22,199
 * Gehl Co.                                                                       11,800           259,482
 * Genaera Corp.                                                                  23,000            83,030
*# Genaissance Pharmaceuticals, Inc.                                              64,350            99,099
   Gencorp, Inc.                                                                  99,711         1,676,142
 * Gene Logic, Inc.                                                               70,572           237,828
 * Genecor International, Inc.                                                   135,869         2,201,078
 * Genelabs Technologies, Inc.                                                   107,510            76,332
 * General Binding Corp.                                                          13,300           177,289
 * General Cable Corp.                                                            90,300         1,228,080
 * General Communications, Inc. Class A                                          122,881         1,258,301
 * General DataComm Industries, Inc.                                               1,010               601
 * General Employment Enterprises, Inc.                                            3,100             8,711
 * Genesco, Inc.                                                                  50,700         1,499,706
 * Genesee & Wyoming, Inc.                                                        55,750         1,537,027
 * Genesee Corp. Class B                                                             200               420
 * Genesis HealthCare Corp.                                                       44,650         1,439,962
 * Genesis Microchip, Inc.                                                        37,462           611,005
 * Geneva Financial Corp.                                                          2,600             2,080
 * Genlyte Group, Inc.                                                            31,500         2,525,355
 * Genta, Inc.                                                                   174,220           226,486

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Gentiva Health Services, Inc.                                                  13,950   $       232,267
 * Genus, Inc.                                                                    71,321           124,099
 * GenVec, Inc.                                                                  116,369           225,756
   Georgia Gulf Corp.                                                             69,500         4,001,810
 * Gerber Scientific, Inc.                                                        49,500           388,575
*# Geron Corp.                                                                   104,909           729,118
   Gevity HR, Inc.                                                                61,910         1,096,426
 * Giant Group, Ltd.                                                               2,200             3,410
 * Giant Industries, Inc.                                                         27,600           772,800
   Gibraltar Industries, Inc.                                                     27,900           672,111
 * Giga-Tronics, Inc.                                                              4,600            10,580
   Glacier Bancorp, Inc.                                                          56,317         1,949,131
 * Glacier Water Services, Inc.                                                    3,600            94,680
   Glatfelter (P.H.) Co.                                                         100,900         1,445,897
 * Glenayre Technologies, Inc.                                                   119,827           219,283
 * Global e-Point, Inc.                                                            3,008             9,174
 * Global Imaging Systems, Inc.                                                   53,071         1,985,917
 * Global Payment Technologies, Inc.                                               5,500            27,995
*# Global Power Equipment Group, Inc.                                            106,500           925,485
 * Globecomm Systems, Inc.                                                        16,500           103,620
 * Glowpoint, Inc.                                                                49,850            60,318
*# GoAmerica, Inc.                                                                    56               685
   Gold Banc Corp.                                                                63,565           950,932
   Golden Enterprises, Inc.                                                       11,800            33,040
 * Goodrich Petroleum Corp.                                                       46,900           757,435
*# Goodyear Tire & Rubber Co.                                                    113,200         1,428,584
   Goody's Family Clothing, Inc.                                                  43,942           427,995
 * GoRemote Internet Communications,
     Inc.                                                                         64,900           116,820
   Gorman-Rupp Co.                                                                 9,968           228,267
 * Gottschalks, Inc.                                                              12,700           114,300
 * GP Strategies Corp.                                                            14,560           103,376
 * Graftech International, Ltd.                                                  224,000         2,136,960
   Graham Corp.                                                                    1,000            13,150
   Granite Construction, Inc.                                                     95,700         2,539,878
 * Graphic Packaging Corp.                                                       195,000         1,591,200
   Gray Television, Inc.                                                         100,860         1,512,900
   Gray Television, Inc. Class A                                                   6,800            94,316
   Great American Financial Resources,
     Inc.                                                                         18,300           319,518
 * Great Atlantic & Pacific Tea Co., Inc.                                         88,700           670,572
 # Great Lakes Chemical Corp.                                                    111,700         3,272,810
   Great Southern Bancorp, Inc.                                                   13,600           557,600
 # Greater Bay Bancorp                                                            92,446         2,685,556
   Greater Communications Bancorp                                                  3,690            54,612
 * Green Mountain Coffee, Inc.                                                    15,630           374,807
   Green Mountain Power Corp.                                                     10,900           295,935
 * Greenbriar Corp.                                                                  674             2,255
   Greenbrier Companies, Inc.                                                     14,100           419,334
   Greene County Bancshares, Inc.                                                  1,900            48,773
 * Greens Worldwide, Inc.                                                          2,502                45
   Grey Global Group, Inc.                                                           200           219,404
*# Grey Wolf, Inc.                                                               432,400         2,378,200
 * Griffin Land & Nurseries, Inc. Class A                                          2,200            58,080
 * Griffon Corp.                                                                  67,480         1,692,398
 * Group 1 Automotive, Inc.                                                       52,600         1,552,226
 * Grubb & Ellis Co.                                                              14,900            67,050
 * GSI Commerce, Inc.                                                             93,902         1,420,737
 * GSV, Inc.                                                                       1,800               450
 * GTC Biotherapeutics, Inc.                                                      59,964            91,745
 * GTSI Corp.                                                                     19,220           194,891
   Guaranty Bancshares, Inc.                                                       3,000   $        65,100
   Guaranty Federal Bancshares, Inc.                                               3,000            71,370
 * Guess, Inc.                                                                   101,380         1,470,010
 * Guilford Pharmaceuticals, Inc.                                                100,814           568,591
 * Guitar Center, Inc.                                                            58,200         2,815,716
   Gulf Island Fabrication, Inc.                                                  27,931           594,092
 * Gulfmark Offshore, Inc.                                                        43,800           911,478
 * Gymboree Corp.                                                                 70,700           833,553
 * Ha-Lo Industries, Inc.                                                         64,900                45
 * Haemonetics Corp.                                                              58,000         2,024,200
   Haggar Corp.                                                                    6,300           139,230
 * Hain Celestial Group, Inc.                                                     81,688         1,587,198
 * Halifax Corp.                                                                   1,000             5,620
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                                       5,200            74,880
 * Hampshire Group, Ltd.                                                           4,000           124,700
   Hancock Fabrics, Inc.                                                          43,100           429,276
   Hancock Holding Co.                                                            74,792         2,542,928
   Handleman Co.                                                                  53,023         1,124,088
 * Hanger Orthopedic Group, Inc.                                                  49,552           386,506
   Hanmi Financial Corp.                                                           5,500           204,490
 * Hanover Compressor Co.                                                        197,300         2,880,580
   Harbor Florida Bancshares, Inc.                                                54,691         1,919,654
   Hardinge, Inc.                                                                  8,800            98,560
   Harland (John H.) Co.                                                          63,000         2,224,530
   Harleysville Group, Inc.                                                       65,543         1,575,654
   Harleysville National Corp.                                                    60,344         1,699,287
 * Harmonic, Inc.                                                                166,146         1,290,954
 * Harolds Stores, Inc.                                                            2,308             3,023
 * Harris Interactive, Inc.                                                      139,300           924,952
 * Hartmarx Corp.                                                                 33,600           271,152
 * Harvard Bioscience, Inc.                                                       64,100           254,477
 * Harvest Natural Resources, Inc.                                                82,900         1,512,925
 * Hastings Entertainment, Inc.                                                   22,800           186,276
 * Hastings Manufacturing Co.                                                        700             1,197
 * Hauppauge Digital, Inc.                                                         8,800            48,303
   Haverty Furniture Co., Inc.                                                    15,700           316,355
   Haverty Furniture Co., Inc. Class A                                               400             7,920
 * Hawaiian Holdings, Inc.                                                        29,875           187,017
 * Hawk Corp.                                                                      8,500            71,825
   Hawkins, Inc.                                                                  10,200           121,380
 * Headwaters, Inc.                                                               77,300         2,475,919
*# HealthAxis, Inc.                                                                  750             2,161
   Healthcare Services Group, Inc.                                                16,650           345,321
 * HealthExtras, Inc.                                                             74,876         1,195,770
 * HealthTronics Surgical Services, Inc.                                          47,439           354,369
   Heartland Express, Inc.                                                       143,904         3,160,132
   Heartland Financial USA, Inc.                                                   5,779           127,543
 * Hecla Mining Co.                                                              272,000         1,846,880
   Hector Communications Corp.                                                     3,500            74,200
 * HEI, Inc.                                                                       6,000            14,640
   Heico Corp.                                                                    22,700           485,780
   Heico Corp. Class A                                                             8,065           132,347
 * Heidrick & Struggles International, Inc.                                       42,600         1,465,440
   Helix Technology Corp.                                                         60,053           904,999
   Helmerich & Payne, Inc.                                                        97,600         3,184,688
*# Hemispherx Biopharma, Inc.                                                     95,100           149,307
   Henry Jack & Associates, Inc.                                                   6,942           133,842
*# Hercules, Inc.                                                                208,900         3,112,610
 * Heritage Commerce Corp.                                                         2,800            54,768
   Heritage Financial Corp.                                                        7,500           162,825

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Herley Industries, Inc.                                                        31,000   $       638,290
 * Hexcel Corp.                                                                   89,300         1,361,825
   HF Financial Corp.                                                              3,630            67,246
 * Hi-Shear Technology Corp.                                                       8,600            47,386
 * Hi-Tech Pharmacal, Inc.                                                        17,650           288,577
 * HI/FN, Inc.                                                                    10,400            83,200
 * Hibbett Sporting Goods, Inc.                                                   53,870         1,334,360
   Hickory Tech Corp.                                                             13,900           147,757
   Hilb Rogal Hamilton Co.                                                        81,700         2,834,173
 * Hines Horticulture, Inc.                                                       22,000            84,700
   Hirsch International Corp. Class A                                              3,300             3,795
   HMN Financial, Inc.                                                             4,400           140,624
 * HMS Holdings Corp.                                                             44,088           309,498
 * Hoenig Group Escrow Shares                                                      7,900             1,817
   Hollinger International, Inc. Class A                                         100,900         1,889,857
 * Hollis-Eden Pharmaceuticals, Inc.                                              44,353           449,739
   Holly Corp.                                                                    37,200         1,047,924
 * Hollywood Entertainment Corp.                                                 130,573         1,656,971
 * Hollywood Media Corp.                                                          64,546           289,812
 * Hologic, Inc.                                                                  47,200         1,179,528
   Home Federal Bancorp                                                            4,300           104,705
   Home Loan Financial Corp.                                                       1,700            35,283
 * Home Products International, Inc.                                               7,800            17,394
 * HomeStore, Inc.                                                               158,935           413,231
   Hooper Holmes, Inc.                                                           145,400           763,350
   HopFed Bancorp, Inc.                                                            2,100            35,994
   Horace Mann Educators Corp.                                                    98,138         1,864,622
   Horizon Financial Corp.                                                        22,649           464,531
 * Horizon Health Corp.                                                            9,900           237,501
*# Horizon Offshore, Inc.                                                         48,983            17,144
 * Hot Topic, Inc.                                                               106,900         1,749,953
 * Houston Exploration Co.                                                        49,997         2,994,820
 * Hub Group, Inc. Class A                                                         7,000           304,500
 * Hudson Highland Group, Inc.                                                     2,130            58,170
   Hudson River Bancorp, Inc.                                                     51,564         1,044,171
 * Hudson Technologies, Inc.                                                       5,100             4,080
 * Huffy Corp.                                                                    27,005             5,469
   Hughes Supply, Inc.                                                            34,438         1,132,321
 * Human Genome Sciences, Inc.                                                    44,310           487,410
 * Hurco Companies, Inc.                                                           5,600            89,656
*# Hutchinson Technology, Inc.                                                    60,000         1,966,200
 * Huttig Building Products, Inc.                                                  5,300            45,739
 * Hydril Co.                                                                     37,900         1,777,889
 * Hypercom Corp.                                                                119,200           724,736
 * HyperFeed Technologies, Inc.                                                    1,450             3,987
 * Hyperion Solutions Corp.                                                       66,313         2,971,486
 * I-Flow Corp.                                                                   46,800           960,804
 * I-many, Inc.                                                                   47,700            64,395
 * I-Sector Corp.                                                                 10,400            75,920
*# I-Trax, Inc.                                                                   58,600            77,352
*# I.C. Isaacs & Co., Inc.                                                         7,200            27,000
   IBERIABANK Corp.                                                               18,953         1,224,364
 * Ibis Technology Corp.                                                          22,500            57,150
*# iCAD, Inc.                                                                      3,600            17,280
 * ICO, Inc.                                                                      14,320            43,390
 * ICT Group, Inc.                                                                19,274           164,793
*# ICU Medical, Inc.                                                              31,250           779,687
   IDACORP, Inc.                                                                  87,800         2,828,916
 * Identix, Inc.                                                                 201,112         1,594,818
 * IDT Corp.                                                                      45,278           664,228
 * IDT Corp. Class B                                                              40,900           628,633
 * IDX Systems Corp.                                                              69,851   $     2,453,167
 * iGATE Capital Corp.                                                           118,527           474,108
 * IGI, Inc.                                                                       2,100             2,436
 * Igo Escrow Share                                                                4,100                 0
   IHOP Corp.                                                                     46,500         1,970,205
 * II-VI, Inc.                                                                    33,370         1,439,915
   IKON Office Solutions, Inc.                                                   136,960         1,544,909
 * ILEX Oncology, Inc.                                                            62,400         1,551,264
 * Illumina, Inc.                                                                 86,842           659,999
 # ILX Resorts, Inc.                                                               2,900            33,698
 * Image Entertainment, Inc.                                                      42,000           254,940
*# ImageWare Systems, Inc.                                                         5,500            16,060
   Imation Corp.                                                                  80,600         2,596,126
 * IMCO Recycling, Inc.                                                           30,900           499,344
*# Immersion Corp.                                                                53,700           287,832
*# Immtech International, Inc.                                                    25,000           350,250
 * Immucor, Inc.                                                                  68,812         2,212,306
 * ImmunoGen, Inc.                                                                91,853           718,290
 * Immunomedics, Inc.                                                            124,400           349,564
 * IMPAC Medical Systems, Inc.                                                    10,400           174,200
 * Impath, Inc.                                                                   21,600            97,200
 * Impax Laboratoroes, Inc.                                                      128,644         1,610,623
 * IMPCO Technologies, Inc.                                                       42,920           284,989
*# Imperial Sugar Co.                                                             14,551                 0
 * Imperial Sugar Co.                                                             22,020           431,372
 * Implant Sciences Corp.                                                         16,600           179,114
 * Impreso, Inc.                                                                   5,300            13,563
 * Incyte Corp.                                                                  166,230         1,707,182
   Independence Holding Co.                                                        4,950            89,545
   Independent Bank Corp. MA                                                      35,203         1,216,616
   Independent Bank Corp. MI                                                      47,745         1,437,124
 * Indevus Pharmaceuticals, Inc.                                                 105,694           730,346
 * Index Development Partners, Inc.                                                4,600             3,358
 * Indus International, Inc.                                                      34,900            66,310
 * Industrial Distribution Group, Inc.                                            20,600           169,559
 * INEI Corp.                                                                        100                53
   Infinity Property & Casualty Corp.                                             45,546         1,685,202
*# Infinity, Inc.                                                                 20,698           131,619
*# Infocrossing, Inc.                                                             41,991           705,449
 * InFocus Corp.                                                                  87,989           589,526
 * Infonet Services Corp.                                                        133,400           265,466
 * Informatica Corp.                                                             198,300         1,546,740
*# Information Architects Corp.                                                    1,080               130
 * Inforte Corp.                                                                  24,600           166,296
 * Infosonics Corp.                                                                2,400             8,016
 * InfoSpace, Inc.                                                                64,046         2,837,238
 * infoUSA, Inc.                                                                 122,875         1,352,854
   Ingles Market, Inc. Class A                                                    25,480           325,889
 * InKine Pharmaceutical Co., Inc.                                                21,400           112,029
 * Innodata Isogen, Inc.                                                          51,300           357,561
 * Innotrac Corp.                                                                 11,600            98,020
 * Innovative Clinical Solutions, Ltd.                                               968                 5
 * Innovative Solutions & Support, Inc.                                           12,700           388,747
 * Innovex, Inc.                                                                  41,600           207,584
 * Input/Output, Inc.                                                            175,100         1,535,627
 * Insight Communications Co., Inc.                                              109,775           929,794
 * Insight Enterprises, Inc.                                                     108,179         2,188,461
 * Insightful Corp.                                                                6,300            17,262
 * Insignia Systems, Inc.                                                         19,250            23,677
*# Insite Vision, Inc.                                                            18,000            11,880
 * Insituform Technologies, Inc. Class A                                          61,519         1,435,853

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*# Insmed, Inc.                                                                   69,118   $       108,515
 * Inspire Pharmaceuticals, Inc.                                                  86,569         1,550,451
 * Instinet Group, Inc.                                                           36,500           218,635
 * Insurance Auto Auctions, Inc.                                                  26,561           589,389
 * InsWeb Corp.                                                                    1,633             4,034
   Integra Bank Corp.                                                             39,881           912,477
*# Integra LifeSciences Holdings                                                  66,200         2,250,138
   Integral Systems, Inc.                                                          9,200           183,908
 * Integral Vision, Inc.                                                           2,200             3,190
 * IntegraMed America, Inc.                                                        3,100            21,731
*# Integrated Biopharma, Inc.                                                     27,200           193,392
 * Integrated Device Technology, Inc.                                            230,013         2,610,648
 * Integrated Electrical Services, Inc.                                           76,000           229,520
 * Integrated Information Systems, Inc.                                              820               107
 * Integrated Silicon Solution, Inc.                                              79,894           611,988
*# Intelli-Check, Inc.                                                            22,600            91,530
 * Intellidata Technologies Corp.                                                 46,978            18,321
 * Intelligent Systems Corp.                                                       4,500            10,350
 * Intelligroup, Inc.                                                             31,400            42,704
*# Intellisync Corp.                                                             122,786           221,015
   Inter Parfums, Inc.                                                            18,550           310,341
 * Interactive Intelligence, Inc.                                                 34,900           151,815
   Interchange Financial Services Corp.                                           12,600           336,420
 * Interdigital Communications Corp.                                             126,900         2,582,415
 * Interep National Radio Sales, Inc.                                                700               560
 * Interface, Inc. Class A                                                       100,306           993,029
 * Interferon Scientific, Inc.                                                     2,435                79
 * Intergraph Corp.                                                               84,200         2,206,040
 * Interland, Inc.                                                                36,110           113,385
 * Interlink Electronics, Inc.                                                     9,700            87,009
 * Intermagnetics General Corp.                                                   64,342         1,896,159
   Intermet Corp.                                                                 47,300             6,149
 * InterMune, Inc.                                                                74,700           927,027
   International Aluminum Corp.                                                    2,100            69,090
 * International Microcomputer Software,
     Inc.                                                                          5,100             5,253
 * International Shipholding Corp.                                                 6,100            91,439
*# Internet Commerce Corp.                                                         4,000             5,400
 * Internet Security Systems, Inc.                                               108,600         2,629,206
*# Interpharm Holdings, Inc.                                                      53,300           162,565
 * Interphase Corp.                                                                5,400            37,800
   Interpool, Inc.                                                                38,000           811,300
 # Interstate Bakeries Corp.                                                      81,300           469,507
 * Interstate Hotels & Resorts, Inc.                                              53,840           255,740
   Inter-Tel, Inc.                                                                59,300         1,679,376
 * Intervoice, Inc.                                                               82,818         1,076,634
 * Interwoven, Inc.                                                               89,707           870,158
 * Intest Corp.                                                                    8,600            41,710
 * Intevac, Inc.                                                                  12,000            84,600
 * IntraBiotics Pharmaceuticals, Inc.                                             19,300            70,831
 * Intrado, Inc.                                                                  37,300           504,296
 * Intraware, Inc.                                                                14,200            16,472
*# Introgen Therapeutics, Inc.                                                    61,186           427,078
 * Intrusion, Inc.                                                                 4,050             5,836
 * Intuitive Surgical, Inc.                                                       77,423         2,781,808
   Invacare Corp.                                                                 54,300         2,742,693
 * Inverness Medical Innovations, Inc.                                             7,461           181,302
 * Investment Technology Group, Inc.                                             102,900         1,724,604
 * INVESTools, Inc.                                                                8,483            24,516
   Investors Title Co.                                                             1,400            49,077
*# Invision Technologies, Inc.                                                    27,200         1,318,656
 * Iomed, Inc.                                                                    15,100   $        36,240
 * Iomega Corp.                                                                  117,495           534,602
 * Ion Networks, Inc.                                                                100                26
*# Ionatron, Inc.                                                                 17,500           168,000
*# Ionics, Inc.                                                                   52,000         2,246,920
 * iPass, Inc.                                                                    41,500           269,335
*# IPIX Corp.                                                                      4,350            28,275
 * Iridex Corp.                                                                    6,800            27,676
 * IRIS International, Inc.                                                       36,024           296,874
   Irwin Financial Corp.                                                          65,200         1,734,972
 * Isis Pharmaceuticals, Inc.                                                    126,800           598,496
*# Island Pacific, Inc.                                                           73,700            29,480
 * Isle of Capri Casinos, Inc.                                                    66,464         1,630,362
*# Isolagen, Inc.                                                                 78,000           592,020
 * Ista Pharmaceuticals, Inc.                                                     35,300           353,353
 * Iteris, Inc.                                                                      520             1,825
 * ITLA Capital Corp.                                                              5,800           316,854
 * Itron, Inc.                                                                    48,200         1,043,530
 * iVillage, Inc.                                                                155,622           738,426
 * Ixia                                                                          133,647         1,884,423
 * IXYS Corp.                                                                     72,524           673,748
 * J & J Snack Foods Corp.                                                        20,689           971,142
 * J Net Enterprises, Inc.                                                         8,400            22,260
 * J. Alexander's Corp.                                                            9,200            64,860
 * J. Jill Group, Inc.                                                            46,255           798,824
 * j2 Global Communication, Inc.                                                  53,432         1,862,105
 * Jack in the Box, Inc.                                                          81,000         3,060,180
 * Jaclyn, Inc.                                                                    1,300             8,645
 * Jaco Electronics, Inc.                                                          5,659            24,506
 * Jacuzzi Brands, Inc.                                                          173,578         1,621,219
 * Jakks Pacific, Inc.                                                            57,326         1,067,410
 * Jarden Corp.                                                                   63,150         2,423,065
 * JDA Software Group, Inc.                                                       63,412           831,965
 * Jennifer Convertibles, Inc.                                                     1,300             4,030
   JLG Industries, Inc.                                                          101,200         1,760,880
 * JMAR Industries, Inc.                                                          23,700            34,839
 * Jo-Ann Stores, Inc.                                                            48,975         1,347,792
 * Johnson Outdoors, Inc.                                                          6,700           135,541
 * Jones Lang LaSalle, Inc.                                                       74,900         2,688,910
*# Jos. A. Bank Clothiers, Inc.                                                   30,800           810,040
 * Journal Register Co.                                                           95,800         1,811,578
 * JPS Industries, Inc.                                                            9,200            34,454
   Juno Lighting, Inc.                                                               980            39,298
 * Jupitermedia Corp.                                                             71,669         1,201,889
   K-Swiss, Inc. Class A                                                          59,200         1,603,846
 * K-Tron International, Inc.                                                      2,400            60,240
 * K-V Pharmaceutical Co. Class A                                                 76,050         1,429,740
 * K-V Pharmaceutical Co. Class B                                                 20,975           415,305
 * K2, Inc.                                                                      107,263         1,810,599
 * Kadant, Inc.                                                                   30,320           613,980
   Kaman Corp. Class A                                                            49,600           595,200
 * Kansas City Southern                                                          144,200         2,452,842
 * Katy Industries, Inc.                                                           8,300            44,820
   Kaydon Corp.                                                                   61,700         2,004,016
 * KBK Capital Corp.                                                               2,000             1,500
 * KCS Energy, Inc.                                                              112,200         1,607,826
 * Keane, Inc.                                                                   142,064         2,201,992
 * Keith Companies, Inc.                                                          11,400           194,370
   Keithley Instruments, Inc.                                                     32,300           611,116
   Kellwood Co.                                                                   62,676         2,181,752
   Kelly Services, Inc. Class A                                                   70,048         2,129,459

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Kemet Corp.                                                                   198,923   $     1,762,458
 * Kendle International, Inc.                                                     29,103           241,264
   Kennametal, Inc.                                                               31,100         1,595,430
 * Kennedy-Wilson, Inc.                                                            8,800            63,140
   Kenneth Cole Productions, Inc.
     Class A                                                                      27,250           804,420
*# Kensey Nash Corp.                                                              26,454           826,952
 * Kera Vision, Inc.                                                               4,300                 9
   Kewaunee Scientific Corp.                                                       2,000            18,180
 * Key Energy Group, Inc.                                                        248,100         3,106,212
 * Key Technology, Inc.                                                            4,700            44,791
 * Key Tronic Corp.                                                                8,600            27,262
 * Keynote Systems, Inc.                                                          18,600           236,778
 * Keystone Automotive Industries, Inc.                                           34,474           807,726
 * Keystone Consolidated Industries,
     Inc.                                                                          2,100               126
 * Kforce, Inc.                                                                   83,910         1,005,242
*# KFX, Inc.                                                                     133,800         2,015,028
   Kimball International, Inc. Class B                                            53,700           800,130
 * Kindred Healthcare, Inc.                                                       82,978         2,265,299
 * Kirby Corp.                                                                    56,500         2,571,880
 * Kirkland's, Inc.                                                               17,200           165,120
   Knape & Vogt Manufacturing Co.                                                  2,290            28,442
 * Knight Trading Group, Inc.                                                    184,336         2,103,274
 * Knight Transportation, Inc.                                                   129,653         3,124,637
 * Koala Corp.                                                                     6,500               617
 * Komag, Inc.                                                                    62,409         1,045,351
 * Kopin Corp.                                                                   159,791           648,751
 * Korn/Ferry International                                                       88,900         1,656,207
*# Kos Pharmaceuticals, Inc.                                                      81,100         3,452,427
 * Kosan Biosciences, Inc.                                                        66,524           428,415
   Koss Corp.                                                                      3,600            72,000
*# Krispy Kreme Doughnuts, Inc.                                                  140,800         1,417,856
   Kronos Worldwide, Inc.                                                          9,860           452,574
 * Kronos, Inc.                                                                   59,000         2,981,860
 * Kulicke & Soffa Industries, Inc.                                              117,834           881,398
 * KVH Industries, Inc.                                                           33,228           335,603
 * Kyphon, Inc.                                                                   90,100         2,167,806
 * La Jolla Pharmceutical Co.                                                    132,600           186,966
   La-Z-Boy, Inc.                                                                116,000         1,780,600
 * LaBarge, Inc.                                                                  34,600           415,200
 * LabOne, Inc.                                                                   39,284         1,184,413
 * Labor Ready, Inc.                                                              95,400         1,514,952
 * LaBranche & Co., Inc.                                                         106,600           853,866
   Laclede Group, Inc.                                                            47,800         1,539,160
 * LaCrosse Footwear, Inc.                                                         5,800            57,130
 * Ladish Co., Inc.                                                               19,500           215,085
   Lakeland Bancorp, Inc.                                                         13,119           238,110
 * Lakeland Industries, Inc.                                                       2,420            47,553
 * Lakes Entertainment, Inc.                                                      37,650           525,217
   Lance, Inc.                                                                    68,100         1,269,384
 * Lancer Corp.                                                                    9,325           109,942
   LandAmerica Financial Group, Inc.                                              41,800         2,232,120
   Landauer, Inc.                                                                 20,500           950,790
 * Landec Corp.                                                                   53,190           334,033
   Landry's Restaurants, Inc.                                                     63,500         1,876,425
 * Lannet Co., Inc.                                                               53,030           492,118
 * Lantronix, Inc.                                                                15,000            14,700
*# Large Scale Biology Corp.                                                      42,800            46,224
*# LaserCard Corp.                                                                26,290           261,323
 * Laserscope                                                                     47,450         1,543,074
 * Lattice Semiconductor Corp.                                                   233,351   $     1,245,628
 * Laureate Education, Inc.                                                       51,951         2,046,350
   Lawson Products, Inc.                                                           9,600           468,960
 * Lawson Software, Inc.                                                         218,408         1,349,761
 * Layne Christensen Co.                                                          11,600           225,040
 * Lazare Kaplan International, Inc.                                               8,700            86,130
   LCA-Vision, Inc.                                                               30,950         1,015,160
 * LCC International, Inc. Class A                                                45,100           229,559
 * Learning Care Group, Inc.                                                       5,200            15,860
 * Learning Tree International, Inc.                                              38,381           503,943
 * LeCroy Corp.                                                                   10,100           216,241
 * Lectec Corp.                                                                    3,900             3,997
   Leesport Financial Corp.                                                          525            11,980
   Lennox International, Inc.                                                    138,405         2,489,906
 * Lesco, Inc.                                                                    18,300           219,600
*# Level 8 Systems, Inc.                                                           3,729               268
   Levitt Corp. Class A                                                           42,421         1,090,644
*# Lexar Media, Inc.                                                             175,097         1,381,515
 * Lexicon Genetics, Inc.                                                        145,818         1,025,101
   Libbey, Inc.                                                                   31,600           662,652
 * Liberate Technologies, Inc.                                                   106,300           239,706
   Liberty Corp.                                                                  43,200         1,883,520
   Liberty Homes, Inc. Class A                                                       200             1,005
 * Lifecell Corp.                                                                 64,900           671,066
 * Lifecore Biomedical, Inc.                                                      29,730           303,543
 * Lifeline Systems, Inc.                                                          8,200           221,810
   Lifetime Hoan Corp.                                                            24,349           330,903
*# Ligand Pharmaceuticals, Inc. Class B                                          170,000         1,904,000
 * Lightbridge, Inc.                                                              56,621           265,552
 * Lightning Rod Software, Inc.                                                      580               783
 * LightPath Technologies, Inc.                                                    1,850             7,677
 * Lin TV Corp.                                                                   59,000         1,063,180
   Lincoln Electric Holdings, Inc.                                                89,362         3,207,202
   Lindsay Manufacturer Co.                                                       27,100           762,594
 * Linens 'n Things, Inc.                                                        102,500         2,546,100
 * Lionbridge Technologies, Inc.                                                  66,322           365,434
*# Lipid Sciences, Inc.                                                           56,608           261,529
*# Liquidmetal Technologies, Inc.                                                 68,495           146,922
   Lithia Motors, Inc. Class A                                                    34,610           878,402
 * Littlefuse, Inc.                                                               51,200         1,997,824
 * LMI Aerospace, Inc.                                                             7,900            58,381
   LNB Bancorp, Inc.                                                               1,200            24,036
   LNR Property Corp.                                                             38,000         2,376,900
 * Lodgenet Entertainment Corp.                                                   40,501           624,525
 * Lodgian, Inc.                                                                      51               541
 * Logic Devices, Inc.                                                             6,700             8,978
 * LogicVision, Inc.                                                              28,200            58,374
 * Logility, Inc.                                                                 13,200            54,516
 * LoJack Corp.                                                                   35,600           374,512
   Lone Star Steakhouse & Saloon, Inc.                                            45,746         1,234,685
 * Lone Star Technologies, Inc.                                                   66,800         2,097,520
   Longs Drug Stores Corp.                                                        86,100         2,298,870
   Longview Fibre Co.                                                            114,100         1,983,058
 * LookSmart, Ltd.                                                               191,367           380,629
 * LOUD Technologies, Inc.                                                        12,400            24,180
   Louisiana-Pacific Corp.                                                        20,700           506,529
   Lowrance Electronics, Inc.                                                      6,692           204,842
   LSB Bancshares, Inc.                                                            5,156            86,879
   LSB Corp.                                                                       4,300            79,378
   LSI Industries, Inc.                                                           45,527           452,538
 * LTX Corp.                                                                     133,900           956,046

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Luby's, Inc.                                                                   49,900   $       356,286
   Lufkin Industries, Inc.                                                         6,400           257,664
 * Luminex Corp.                                                                  71,552           644,684
 * Lydall, Inc.                                                                   35,600           398,008
 * Lynch Corp.                                                                     1,500            21,000
 * Lynch Interactive Corp.                                                         2,800            85,260
 * M&F Worldwide Corp.                                                            41,600           542,880
 * M-Wave, Inc.                                                                    2,900             4,118
   M/I Homes, Inc.                                                                31,300         1,415,073
   MacDermid, Inc.                                                                68,800         2,533,216
*# Mace Security International, Inc.                                              11,200            63,280
 * Mac-Gray Corp.                                                                 12,600            96,390
 * Macromedia, Inc.                                                               68,567         1,956,217
 * Macrovision Corp.                                                             113,693         3,018,549
 * Madden (Steven), Ltd.                                                          28,000           528,080
   MAF Bancorp, Inc.                                                              50,527         2,319,189
 * Magic Lantern Group, Inc.                                                       1,700               697
 * Magma Design Automation, Inc.                                                  80,483         1,091,349
 * Magna Entertainment Corp.                                                      21,200           127,200
 * Magnetek, Inc.                                                                 63,800           421,718
 * Magnum Hunter Resources, Inc.                                                 199,602         2,674,667
 * MAI Systems Corp.                                                                 500                80
   Main Street Banks, Inc.                                                        43,014         1,362,684
 * Main Street Restaurant Group, Inc.                                             25,200            36,540
   Maine & Maritimes Corp.                                                         1,600            40,800
 * MAIR Holdings, Inc.                                                            44,116           405,867
 * Major Automotive Companies, Inc.                                                3,280             2,624
 * Management Network Group, Inc.                                                 52,100           103,158
 * Manatron, Inc.                                                                  1,102             8,817
 * Manchester Technologies, Inc.                                                   8,000            39,200
 * Manhattan Associates, Inc.                                                     67,694         1,644,964
 # Mannatech, Inc.                                                                13,500           310,500
*# Manning (Greg) Auctions, Inc.                                                   9,200           105,524
 * Manugistic Group, Inc.                                                        163,000           448,250
 * MAPICS, Inc.                                                                   58,456           568,192
 * Mapinfo Corp.                                                                  44,823           535,635
   Marine Products Corp.                                                          25,530           668,886
 * MarineMax, Inc.                                                                36,075         1,060,605
 * Marisa Christina, Inc.                                                          6,700             8,308
   Maritrans, Inc.                                                                 7,800           140,790
 * MarketWatch, Inc.                                                              55,490         1,006,589
   MarkWest Hydrocarbon, Inc.                                                     10,285           180,605
 * Marlton Technologies, Inc.                                                      7,800             5,460
   Marsh Supermarkets, Inc. Class A                                                1,600            19,024
   Marsh Supermarkets, Inc. Class B                                                4,500            57,555
 * Martek Biosciences Corp.                                                       17,003           660,907
 * Marten Transport, Ltd.                                                          9,450           207,427
*# Martha Stewart Living Omnimedia,
     Inc.                                                                         45,800         1,081,796
   MASSBANK Corp.                                                                  4,700           174,370
 # Massey Energy Co.                                                              42,400         1,489,088
 * Mastec, Inc.                                                                  109,250           916,607
 * Material Sciences Corp.                                                        32,900           550,088
 * Matria Healthcare, Inc.                                                        23,769           831,915
 * Matritech, Inc.                                                                30,500            30,500
 * Matrix Bancorp, Inc.                                                            6,500            78,000
 * Matrix Service Co.                                                             37,400           278,630
 * MatrixOne, Inc.                                                               116,844           772,339
 * Matrixx Initiatives, Inc.                                                      20,800           284,752
   Matthews International Corp. Class A                                           74,200         2,735,754
 * Mattson Technology, Inc.                                                      114,345         1,069,126
 * Maui Land & Pineapple Co., Inc.                                                10,200   $       332,520
 * Maverick Tube Corp.                                                            97,800         3,100,260
 * Max & Erma's Restaurants, Inc.                                                  2,300            30,647
 * Maxco, Inc.                                                                     3,100            10,819
   Maxcor Financial Group, Inc.                                                   14,572           132,605
*# Maxim Pharmaceuticals, Inc.                                                    60,133           174,987
 * Maximus, Inc.                                                                  49,900         1,563,367
 * Maxtor Corp.                                                                  163,300           623,806
 * Maxwell Technologies, Inc.                                                     33,260           357,212
 * Maxxam, Inc.                                                                    8,900           266,911
 * Maxygen, Inc.                                                                  78,852           795,617
 * Mayor's Jewelers, Inc.                                                         20,300            12,789
 * Mays (J.W.), Inc.                                                                 200             2,855
   MB Financial, Inc.                                                             65,964         2,783,681
   MBT Financial Corp.                                                            38,461           917,295
 * McDATA Corp.                                                                  178,101         1,006,271
   MCG Capital Corp.                                                              99,434         1,690,378
   McGrath Rentcorp.                                                              27,307         1,153,994
 * McMoran Exploration Co.                                                        53,764           843,557
   McRae Industries, Inc. Class A                                                  2,600            36,400
 * MDI, Inc.                                                                      14,000            12,320
 * Meade Instruments Corp.                                                        43,632           138,313
 * Meadow Valley Corp.                                                             2,400             6,396
 * Meadowbrook Insurance Group, Inc.                                              61,300           310,791
 * Measurement Specialties, Inc.                                                  12,900           329,079
*# Mechanical Technology, Inc.                                                     4,700            25,944
 * Medallion Finanacial Corp.                                                      3,943            37,025
*# Medarex, Inc.                                                                 182,170         1,985,653
 * MedCath Corp.                                                                  39,049           848,144
*# Med-Design Corp.                                                               28,300            34,243
   Media General, Inc. Class A                                                     6,100           379,420
 * Media Services Group, Inc.                                                        471             6,788
 * MediaBay, Inc.                                                                  7,050             7,825
 * Mediacom Communications Corp.                                                 197,918         1,033,132
*# Medialink Worldwide, Inc.                                                       5,900            18,402
 * Medical Action Industries, Inc.                                                23,600           466,808
 * Medical Staffing Network Holdings,
     Inc.                                                                         69,500           598,395
 * Medicore, Inc.                                                                  3,800            25,498
*# Medifast, Inc.                                                                 25,000            86,000
 * MedQuist, Inc.                                                                 64,700           784,487
 * MEDTOX Scientific, Inc.                                                         7,545            58,474
 * Memry Corp.                                                                     9,800            27,440
 # Mentor Corp.                                                                   97,400         3,005,764
 * Mentor Graphics Corp.                                                         164,927         2,069,834
   Mercantile Bank Corp.                                                           1,260            51,408
   Merchants Bancshares, Inc.                                                      6,150           182,655
   Merchants Group, Inc.                                                           1,300            31,525
   Mercury Air Group, Inc.                                                         4,950            19,552
 * Mercury Computer Systems, Inc.                                                 47,800         1,505,700
*# Merge Technologies, Inc.                                                       29,894           576,057
   Meridian Bioscience, Inc.                                                      32,812           543,039
 * Meridian Resource Corp.                                                       174,200         1,189,786
 * Merit Medical Systems, Inc.                                                    60,576           688,143
 * Meritage Homes Corp.                                                           28,500         2,667,600
 * Merix Corp.                                                                    42,313           460,365
 * Merrimac Industries, Inc.                                                       2,860            26,312
 * Mesa Air Group, Inc.                                                           72,635           509,898
   Mesa Laboratories, Inc.                                                         3,300            38,775
 * Mestek, Inc.                                                                    5,400            97,848
 * Meta Group, Inc.                                                               12,700            67,564

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Metal Management, Inc.                                                         51,500   $     1,353,420
 * Metals USA, Inc.                                                               44,580           835,875
 * MetaSolv, Inc.                                                                 88,200           215,208
   Methode Electronics, Inc.                                                      34,100           450,120
   Met-Pro Corp.                                                                   8,100           106,920
 * Metris Companies, Inc.                                                        133,500         1,545,930
 * Metro One Telecommunications, Inc.                                             39,650            66,612
   MetroCorp. Bancshares, Inc.                                                     7,000           151,550
 * Metrologic Instruments, Inc.                                                   49,600         1,013,328
   MFB Corp.                                                                       1,300            36,790
 * MFRI, Inc.                                                                      4,900            34,300
   MGE Energy, Inc.                                                               45,527         1,568,860
   MGP Ingredients, Inc.                                                          29,455           275,110
 * Michael Anthony Jewelers, Inc.                                                  7,400            15,207
 * Micrel, Inc.                                                                  210,473         2,247,852
 * Micro Component Technology, Inc.                                               10,752             6,989
 * Micro Linear Corp.                                                             16,000            73,760
 * Micro Therapeutics, Inc.                                                       91,922           365,850
 * MicroFinancial, Inc.                                                           15,200            59,432
 * Micromuse, Inc.                                                               117,493           617,778
 * Micros Systems, Inc.                                                           42,452         3,114,703
 * Microsemi Corp.                                                               137,100         2,440,380
 * MicroStrategy, Inc.                                                            27,800         1,794,490
 * Microtek Medical Holdings, Inc.                                                99,116           404,393
 * Microtune, Inc.                                                               103,247           617,417
*# Microvision, Inc.                                                              49,423           376,109
 * Midas, Inc.                                                                    36,100           697,091
   Middleby Corp.                                                                 21,087         1,210,816
   Middlesex Water Co.                                                             8,400           167,160
   Midland Co.                                                                     6,600           209,880
   Mid-State Bancshares                                                           52,303         1,560,722
*# Midway Games, Inc.                                                            193,600         2,098,624
 * Midwest Air Group, Inc.                                                        40,100           120,300
   Midwest Banc Holdings, Inc.                                                    39,765           917,776
 * Mikohn Gaming Corp.                                                            50,575           412,186
 * Milacron, Inc.                                                                162,405           485,591
 * Milestone Scientific, Inc.                                                     16,300            27,710
*# Millennium Cell, Inc.                                                          58,900            53,599
 * Millennium Chemicals, Inc.                                                    101,800         2,705,844
 * Miller Industries, Inc.                                                         9,280           102,173
 * MIM Corp.                                                                      49,200           318,324
 * Mindspeed Technologies, Inc.                                                  177,775           444,437
   Mine Safety Appliances Co.                                                     66,700         3,161,580
   Minerals Technologies, Inc.                                                    46,100         3,058,735
 * MIPS Technologies, Inc.                                                        94,700           828,625
 * Miravant Medical Technologies                                                   1,800             1,800
 * Misonix, Inc.                                                                  14,600            92,126
 * Mission Resources Corp.                                                        93,700           581,877
 * Mitcham Industries, Inc.                                                       19,500           146,250
 * Mitek Systems, Inc.                                                            11,100             5,328
 * Mity Enterprises, Inc.                                                          5,000            74,750
 * MKS Instruments, Inc.                                                         114,307         1,942,076
 * Mobile Mini, Inc.                                                              33,515         1,015,169
 * Mobility Electronics, Inc.                                                     64,640           627,654
 * Mobius Management Systems, Inc.                                                17,100           136,800
   Mocon, Inc.                                                                     5,500            50,820
   Modine Manufacturing Co.                                                       79,595         2,558,979
 * Mod-Pac Corp.                                                                   2,750            33,275
 * Mod-Pac Corp. Class B                                                           1,112            13,455
 * Modtech Holdings, Inc.                                                         29,763           242,866
 * Moldflow Corp.                                                                 24,456           342,384
 * Molecular Devices Corp.                                                        34,540   $       726,376
   Monaco Coach Corp.                                                             66,850         1,330,315
 * Monarch Casino & Resort, Inc.                                                   8,000           279,360
 * Mondavi (Robert) Corp. Class A                                                 22,500         1,266,750
 * Monolithic System Technology, Inc.                                             49,133           229,451
 * Monro Muffler Brake, Inc.                                                      12,300           301,965
 * Monterey Pasta Co.                                                             32,100           102,720
 * Moog, Inc. Class A                                                             19,200           806,784
 * Moog, Inc. Class B                                                              3,300           140,580
 * Morgan Group Holding Co.                                                          200                17
 * Morgan's Foods, Inc.                                                              900               720
 * Mossimo, Inc.                                                                  16,600            59,926
 * Mothers Work, Inc.                                                             10,754           138,619
 * Motorcar Parts of America, Inc.                                                 2,500            18,337
   Movado Group, Inc.                                                             41,200           758,080
   Movie Gallery, Inc.                                                            70,399         1,227,055
 * MPS Group, Inc.                                                               242,100         2,726,046
 * MPW Industrial Services Group, Inc.                                             5,000            12,250
 * MRO Software, Inc.                                                             56,835           730,330
 * MRV Communications, Inc.                                                      238,481           920,298
 * MSC.Software Corp.                                                             63,900           607,689
 * MTC Technologies, Inc.                                                         14,800           454,952
*# MTI Technology Corp.                                                            1,300             2,522
 * MTM Technologies, Inc.                                                          4,900            20,580
 * MTR Gaming Group, Inc.                                                         62,478           628,529
   MTS Systems Corp.                                                              46,987         1,426,055
   Mueller Industries, Inc.                                                       83,545         2,567,338
 * Multi-Color Corp.                                                               2,250            36,675
*# Multimedia Games, Inc.                                                         69,235           905,594
   MutualFirst Financial, Inc.                                                     2,000            47,100
   Myers Industries, Inc.                                                         73,319           830,704
 * Mykrolis Corp.                                                                 95,900         1,175,734
 * Myriad Genetics, Inc.                                                          67,457         1,297,873
   Mystic Financial, Inc.                                                          1,575            64,575
 * Nabi Biopharmaceuticals                                                       133,750         1,926,000
   NACCO Industries, Inc. Class A                                                  6,500           711,685
*# Nanogen, Inc.                                                                  76,740           344,563
 * Nanometrics, Inc.                                                              28,294           460,343
*# Nanophase Technologies Corp.                                                   40,098           247,405
*# Napco Security Systems, Inc.                                                    5,160            51,084
   Nara Bancorp, Inc.                                                             53,611         1,112,964
   Nash Finch Co.                                                                 26,640           988,610
 * Nashua Corp.                                                                    5,800            60,900
 * Nassda Corp.                                                                   56,005           239,701
*# Nastech Pharmaceutical Co., Inc.                                               31,000           470,580
 * NATCO Group, Inc. Class A                                                      16,800           142,464
 * Nathan's Famous, Inc.                                                           7,000            58,450
   National Beverage Corp.                                                        36,200           340,642
 * National Dentex Corp.                                                           3,500            91,385
   National Home Health Care Corp.                                                 5,465            62,793
 * National Medical Health Card Systems,
     Inc.                                                                         12,600           269,514
 * National Patent Development Corp.                                              14,560            25,043
   National Penn Bancshares, Inc.                                                 76,610         2,206,368
   National Presto Industries, Inc.                                                6,800           308,312
 * National Research Corp.                                                         7,000           112,000
 * National RV Holdings, Inc.                                                     21,800           212,114
 * National Technical Systems, Inc.                                                8,600            45,666
 * National Western Life Insurance Co.
     Class A                                                                       1,000           162,190
 * Natrol, Inc.                                                                   10,000            33,800

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Natural Alternatives International, Inc.                                        5,400   $        50,760
 * Nature Vision, Inc.                                                               500             3,245
   Nature's Sunshine Products, Inc.                                               34,704           580,945
 * Natus Medical, Inc.                                                            39,200           282,240
   Nautilus Group, Inc.                                                           75,300         1,640,787
 * Navarre Corp.                                                                  61,460         1,046,664
 * Navidec, Inc.                                                                     544             2,339
 * Navigant Consulting, Inc.                                                     108,100         2,524,135
 * Navigant International, Inc.                                                   33,014           362,494
 * Navigators Group, Inc.                                                         26,984           762,298
   NBT Bancorp, Inc.                                                              73,455         1,865,022
 * NCI Building Systems, Inc.                                                     46,700         1,732,570
 * NCO Group, Inc.                                                                73,284         1,840,174
   NDCHealth Corp.                                                                82,800         1,563,264
 * NeighborCare, Inc.                                                             73,800         2,073,042
 * Nektar Therapeutics                                                           189,283         3,536,753
   Nelson (Thomas), Inc.                                                          30,100           743,470
 * Neoforma, Inc.                                                                 43,914           326,281
 * Neogen Corp.                                                                    7,625           165,005
 * NeoMagic Corp.                                                                 55,978            47,581
 * NEON Systems, Inc.                                                              8,600            31,648
 * Neopharm, Inc.                                                                 53,617           624,638
 * Neose Technologies, Inc.                                                       55,701           389,350
 * Neoware Systems, Inc.                                                          34,400           301,344
 * NES Rentals Holdings, Inc.                                                         36               398
 * Net Perceptions, Inc.                                                          22,600            20,566
 * Net2Phone, Inc.                                                               101,300           347,459
   NetBank, Inc.                                                                  57,533           590,864
*# Netflix, Inc.                                                                 114,882         1,307,357
 * Netguru, Inc.                                                                  17,200            20,812
 * NetIQ Corp.                                                                   126,387         1,550,768
 * NetManage, Inc.                                                                10,442            59,519
 * Netopia, Inc.                                                                  43,200           131,760
 * NetRatings, Inc.                                                               76,531         1,530,620
 * Netscout System, Inc.                                                          66,250           501,513
 * Network Engines, Inc.                                                          66,100           154,013
 * Network Equipment Technologies, Inc.                                           55,900           531,609
*# Network Plus Corp.                                                             14,500                12
*# Neurobiological Technologies, Inc.                                              2,700            11,580
 * Neurogen Corp.                                                                 75,807           663,311
   Nevada Chemicals, Inc.                                                          2,500            17,575
 * Nevada Gold & Casinos, Inc.                                                    28,050           307,989
 * New Brunswick Scientific Co., Inc.                                              7,660            41,364
 * New Century Equity Holdings Corp.                                                 100                33
   New Hampshire Thrift Bancshares,
     Inc.                                                                            200             5,826
 * New Horizons Worldwide, Inc.                                                   12,400            43,152
   New Jersey Resources Corp.                                                     63,600         2,766,600
 * NewMarket Corp.                                                                37,900           727,301
   NewMil Bancorp, Inc.                                                            4,400           132,484
 * Newpark Resources, Inc.                                                       193,000         1,103,960
 * Newport Corp.                                                                  90,418         1,115,758
 * Newtek Business Services, Inc.                                                 73,088           300,026
   Niagara Corp.                                                                   8,200            65,190
 * NIC, Inc.                                                                     136,278           626,197
 * Nitches, Inc.                                                                     864             5,676
   NL Industries, Inc.                                                           109,476         2,473,063
 * NMS Communications Corp.                                                      107,400           686,071
 * NMT Medical, Inc.                                                              11,500            48,760
   NN, Inc.                                                                       20,217           257,565
 * Nobel Learning Communities, Inc.                                                6,500            47,125
   Nobility Homes, Inc.                                                            4,100   $        88,560
   Noble International, Ltd.                                                      21,160           417,085
 * Noel Group, Inc.                                                                8,000                52
 # Noland Co.                                                                        200             8,636
   Nordson Corp.                                                                  79,799         3,037,150
 * Norstan, Inc.                                                                  29,700           113,751
 * North America Galvanizing & Coatings,
     Inc.                                                                          6,700            12,998
 * North American Scientific, Inc.                                                36,050           162,225
   North Central Bancshares, Inc.                                                  1,700            66,003
   North Pittsburgh Systems, Inc.                                                 33,006           828,121
   Northeast Bancorp                                                                 900            20,430
   Northeast Pennsylvania Financial
     Corp.                                                                         4,400            74,756
   Northern Technologies International
     Corp.                                                                         3,000            21,900
*# Northfield Laboratories, Inc.                                                  49,185           919,760
 * Northland Cranberries, Inc.                                                       100                81
   Northrim BanCorp, Inc.                                                          6,068           138,360
*# Northwest Airlines Corp.                                                      194,645         1,993,165
   Northwest Bancorp, Inc.                                                       108,276         2,801,100
   Northwest Natural Gas Co.                                                      62,900         2,129,794
 * Northwest Pipe Co.                                                              6,300           120,330
 * NovaMed, Inc.                                                                  48,500           230,375
 * Novatel Wireless, Inc.                                                         61,102         1,286,808
 * Novavax, Inc.                                                                  87,000           297,540
 * Noven Pharmaceuticals, Inc.                                                    53,808           983,610
 * Novoste Corp.                                                                  29,400            39,690
 * NPS Pharmaceuticals, Inc.                                                      88,900         1,592,199
 * NS Group, Inc.                                                                 48,300         1,070,328
 * NTN Communications, Inc.                                                      117,993           325,661
 * Nu Horizons Electronics Corp.                                                  37,100           307,967
   Nu Skin Enterprises, Inc. Class A                                             125,000         2,810,000
*# Nucentrix Broadband Networks, Inc.
     Escrow Shares                                                                10,400                 0
 * NuCo2, Inc.                                                                    16,000           396,800
   NUI Corp.                                                                      31,692           434,180
 * NumereX Corp. Class A                                                          10,800            51,624
 * Nutraceutical International Corp.                                              26,864           430,630
 * Nutri/System, Inc.                                                             15,300            38,097
 * Nutrition 21, Inc.                                                              3,500             3,500
 * Nuvelo, Inc.                                                                   70,322           685,640
   NWH, Inc.                                                                       4,200            62,790
 * NYFIX, Inc.                                                                    62,314           398,186
   NYMAGIC, Inc.                                                                   8,700           213,411
 * O'Charleys, Inc.                                                               47,362           899,878
 * O.I. Corp.                                                                      2,700            29,103
   Oak Hill Financial, Inc.                                                        3,000           114,270
   Oakley, Inc.                                                                  157,200         1,909,980
 * Obie Media Corp.                                                                5,900            40,415
*# OCA, Inc.                                                                     112,051           640,932
 * Oceaneering International, Inc.                                                57,900         2,223,360
   OceanFirst Financial Corp.                                                     29,080           737,469
 * Ocular Sciences, Inc.                                                          44,300         2,140,310
 * Ocwen Financial Corp.                                                         144,234         1,345,703
 * Odd Job Stores, Inc.                                                           12,700            28,575
 * Odyssey Healthcare, Inc.                                                       80,600         1,076,010
 * Odyssey Marine Exploration, Inc.                                               42,600           115,020
 * Offshore Logistics, Inc.                                                       52,600         1,993,540
 * Oglebay Norton Co.                                                                900               261
 * Ohio Casualty Corp.                                                           135,349         2,907,297

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Oil States International, Inc.                                                113,631   $     2,314,663
   Oil-Dri Corp. of America                                                        4,200            67,200
 * Old Dominion Freight Line, Inc.                                                56,148         1,760,240
   Olin Corp.                                                                    153,652         3,486,364
 * Olympic Steel, Inc.                                                            21,000           567,000
 * OM Group, Inc.                                                                 63,700         1,958,138
   Omega Financial Corp.                                                           8,200           289,542
 * Omega Protein Corp.                                                            52,600           442,366
 * OMNI Energy Services Corp.                                                     25,300            74,129
 * Omnicell, Inc.                                                                 57,252           615,459
*# OmniVision Technologies, Inc.                                                 125,600         2,240,704
 * Omnova Solutions, Inc.                                                         13,900            79,369
 * Omtool, Ltd.                                                                    3,570            29,488
 * On Assignment, Inc.                                                            53,900           281,358
 * ON Semiconductor Corp.                                                        571,551         2,086,161
 * On2 Technologies, Inc.                                                         53,300            28,249
 * One Price Clothing Stores, Inc.                                                 2,957                 9
*# Oneida, Ltd.                                                                   28,700            72,611
 * Online Resources Corp.                                                         41,700           293,985
   Onyx Acceptance Corp.                                                           5,100           142,137
 * Onyx Pharmacueticals, Inc.                                                     78,300         2,449,224
 * ONYX Software Corp.                                                            31,950           105,116
 * Opent Technologies, Inc.                                                       45,100           389,664
 * OpenTV Corp.                                                                   39,946           160,583
 * Openwave Systems, Inc.                                                        147,399         1,942,719
 * Opinion Research Corp.                                                          6,700            42,311
 * Oplink Communications, Inc.                                                    53,100           108,855
*# Opsware, Inc.                                                                 185,792         1,272,675
 * OPTi, Inc.                                                                     11,600            16,704
 * Optical Cable Corp.                                                            11,500            62,330
 * Optical Communication Products, Inc.                                           74,850           163,173
 * Optical Sensors, Inc.                                                           1,633             5,307
   Option Care, Inc.                                                              46,700           804,174
 * OraSure Technologies, Inc.                                                    102,450           733,542
 * Orbit International Corp.                                                       1,582            13,099
 * Orbital Sciences Corp.                                                        113,452         1,474,876
 * Orchid Biosciences, Inc.                                                       50,638           542,333
 * Oregon Steel Mills, Inc.                                                       78,700         1,415,026
 * Orleans Homebuilders, Inc.                                                     40,100           738,241
 * Orphan Medical, Inc.                                                           10,300           104,854
 * Orthologic Corp.                                                               77,505           444,104
 * Oscient Pharmaceutical Corp.                                                  156,600           510,516
   OshKosh B'Gosh, Inc. Class A                                                   21,100           432,550
 * OSI Systems, Inc.                                                              35,700           775,404
 * Osteotech, Inc.                                                                37,700           205,088
   Otter Tail Corp.                                                               58,560         1,577,021
   Outlook Group Corp.                                                             2,400            17,112
 * Overland Storage, Inc.                                                         30,275           449,584
   Overseas Shipholding Group, Inc.                                               47,025         3,089,072
*# Overstock.com, Inc.                                                            39,400         2,807,644
   Owens & Minor, Inc.                                                            90,500         2,511,375
 # Oxford Industries, Inc.                                                        38,500         1,570,800
 * Oxigene, Inc.                                                                  12,600            70,195
 * Oxis International, Inc.                                                        7,900             4,503
 * OYO Geospace Corp.                                                             10,600           167,904
 * P & F Industries, Inc. Class A                                                  1,300            19,175
 * P.A.M. Transportation Services, Inc.                                           20,550           417,165
*# P.F. Chang's China Bistro, Inc.                                                56,300         3,166,312
   Pacific Capital Bancorp                                                        88,500         2,921,385
 * Pacific Mercantile Bancorp                                                      5,900            83,662
 * Pacific Premier Bancorp, Inc.                                                   3,900            55,575
   Packaging Dynamics Corp.                                                        4,120   $        58,957
 * Packeteer, Inc.                                                                74,100           963,300
 * Pac-West Telecomm, Inc.                                                        23,100            28,413
 * Pain Therapeutics, Inc.                                                        93,301           702,557
 * PainCare Holdings, Inc.                                                        87,900           254,910
 * Palatin Technologies, Inc.                                                         62               167
 * Paligent, Inc.                                                                    347                69
 * Palm Harbor Homes, Inc.                                                        49,111           766,623
*# PalmOne, Inc.                                                                  39,630         1,388,635
 * PalmSource, Inc.                                                               32,881           520,835
 * Palomar Medical Technologies, Inc.                                             34,879           785,824
   Pamrapo Bancorp, Inc.                                                           5,100           122,400
 * Panavision, Inc.                                                                3,600            22,500
*# Panera Bread Co.                                                               62,925         2,513,225
 * Pantry, Inc.                                                                   44,400         1,221,888
*# Papa John's International, Inc.                                                37,000         1,316,090
 * Par Pharmaceutical Companies, Inc.                                             74,700         2,947,662
 * PAR Technology Corp.                                                            7,800            92,196
 * Paradyne Networks Corp.                                                       105,455           409,165
 * Paragon Technologies, Inc.                                                      4,200            40,194
 * Parallel Petroleum Corp.                                                       55,900           311,363
 * Parametric Technology Corp.                                                   515,069         3,013,154
 * Parexel International Corp.                                                    56,782         1,171,413
   Park Bancorp, Inc.                                                              1,200            38,100
   Park Electrochemical Corp.                                                     45,750           964,868
 * Parker Drilling Co.                                                           217,200           949,164
*# Parkervision, Inc.                                                             24,821           184,916
 * Park-Ohio Holdings Corp.                                                       10,400           233,792
   Parkvale Financial Corp.                                                        5,700           177,897
 * Parlex Corp.                                                                   13,800            84,180
 * Parlux Fragrances, Inc.                                                         9,900           177,507
   Partners Trust Financial Group, Inc.                                           12,189           136,395
 * Party City Corp.                                                               38,691           494,858
 * Path 1 Network Technologies, Inc.                                              14,600            50,516
 * Pathmark Stores, Inc.                                                          63,179           348,116
*# Patient Infosystems, Inc.                                                         733             2,272
 * Patrick Industries, Inc.                                                        4,500            49,680
 * Patriot Transportation Holding, Inc.                                            2,500           104,150
   PAULA Financial                                                                 6,100            12,200
 * Paxar Corp.                                                                    87,200         2,018,680
 * Paxson Communications Corp.                                                   118,700           137,692
 * Payless Cashways, Inc.                                                            160                 0
 * Payless ShoeSource, Inc.                                                      149,800         1,749,664
 * PC Connection, Inc.                                                            50,350           353,961
 * PC Mall, Inc.                                                                  25,664           623,635
 * PC-Tel, Inc.                                                                   46,100           372,027
 * PDF Solutions, Inc.                                                            58,424           751,917
 * PDI, Inc.                                                                      31,798           739,939
 * PEC Solutions, Inc.                                                            60,517           858,736
 * Pediatric Services of America, Inc.                                            14,700           151,557
 * Pediatrix Medical Group, Inc.                                                  51,600         3,214,680
 * Peerless Manufacturing Co.                                                      3,000            44,850
 * Peerless Systems Corp.                                                         24,300            34,749
 * Peet's Coffee & Tea, Inc.                                                      30,739           777,082
*# Pegasus Communications Corp.                                                   17,540           133,304
 * Pegasus Solutions, Inc.                                                        48,157           562,955
 * Pegasystems, Inc.                                                              77,938           565,830
 * Pemco Aviation Group, Inc.                                                        950            25,231
 * Pemstar, Inc.                                                                  73,200           112,069
   Penford Corp.                                                                   7,300           122,640

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Penn Engineering & Manufacturing
     Corp. Class A                                                                 1,200   $        19,356
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                             15,000           287,250
 * Penn National Gaming, Inc.                                                     72,100         3,804,717
 * Penn Treaty American Corp.                                                     24,800            44,640
   Penn Virginia Corp.                                                            40,400         1,755,784
   Penn-America Group, Inc.                                                       31,000           459,110
   Pennfed Financial Services, Inc.                                               14,800           254,264
   Penns Woods Bancorp, Inc.                                                         770            38,431
 * Penwest Pharmaceuticals Co.                                                    40,800           507,960
   Peoples Bancorp, Inc.                                                             300             6,510
   Pep Boys - Manny, Moe & Jack                                                  133,400         2,101,050
 * Perceptron, Inc.                                                               18,418           126,532
 * Performance Food Group Co.                                                    101,587         2,665,643
 * Performance Technologies, Inc.                                                 28,100           200,353
 * Pericom Semiconductor Corp.                                                    57,400           503,972
 * Perini Corp.                                                                   55,100           823,745
   Perrigo Co.                                                                   156,647         2,825,912
 * Perry Ellis International, Inc.                                                20,500           391,345
 * Per-Se Technologies, Inc.                                                      66,100           911,519
 * Pervasive Software, Inc.                                                       55,039           219,606
 * PetMed Express, Inc.                                                           49,165           319,573
 * Petrocorp, Inc. Escrow Shares                                                   6,900               414
 * Petroleum Development Corp.                                                    35,833         1,473,453
   PFF Bancorp, Inc.                                                              38,400         1,735,680
 * Pfsweb, Inc.                                                                        9                26
 * Pharmacopia Drug Discovery, Inc.                                               26,450           152,881
 * Pharmacyclics, Inc.                                                            42,501           442,860
*# Pharmanetics, Inc.                                                              7,200             7,272
 * PharmChem, Inc.                                                                 5,000                98
*# Pharmos Corp.                                                                   6,200            24,800
 * Philadelphia Consolidated Holding
     Corp.                                                                        48,900         3,337,425
   Phillips-Van Heusen Corp.                                                      68,200         1,861,860
 * Phoenix Gold International, Inc.                                                  600               546
 * Phoenix Technologies, Ltd.                                                     53,036           430,122
 * PhotoMedex, Inc.                                                               49,800           112,050
 * Photon Dynamics, Inc.                                                          37,000           815,850
 * Photronics, Inc.                                                               74,900         1,411,116
 * Physiometrix, Inc.                                                              7,400             6,956
 * Pico Holdings, Inc.                                                            12,300           253,503
 # Piedmont Natural Gas Co.                                                       65,000         1,528,150
 * Pinnacle Entertainment, Inc.                                                   63,600         1,156,248
 * Pinnacle Financial Partners, Inc.                                               8,390           204,129
 * Pinnacle Systems, Inc.                                                        152,500           796,050
 * Pioneer Drilling Co.                                                            1,500            14,475
 * Piper Jaffray Companies, Inc.                                                  44,000         2,024,440
 * Pixelworks, Inc.                                                               51,000           573,750
 * Pizza Inn, Inc.                                                                10,000            29,000
 * Planar Systems, Inc.                                                           32,300           344,318
 * PLATO Learning, Inc.                                                           49,466           345,767
 * Play By Play Toys and Novelties, Inc.                                             100                 0
 * Playboy Enterprises, Inc. Class A                                               4,700            53,110
 * Playboy Enterprises, Inc. Class B                                              65,600           793,760
 * Playtex Products, Inc.                                                        134,700         1,010,250
 * Plexus Corp.                                                                   95,900         1,318,625
 * Plug Power, Inc.                                                              160,943           951,173
 * PLX Technology, Inc.                                                           57,038           513,912
 * PMA Capital Corp. Class A                                                      66,500           661,675
   PNM Resources, Inc.                                                           116,000         2,951,040
   Pocahontas Bancorp, Inc.                                                        4,400   $        68,860
 * Point Therapeutics, Inc.                                                          660             3,227
 * Point.360                                                                       9,000            22,140
   PolyMedica Corp.                                                               62,749         2,230,727
 * PolyOne Corp.                                                                  94,200           869,466
 * Pomeroy IT Solutions, Inc.                                                     26,937           367,959
   Pope & Talbot, Inc.                                                            34,800           584,640
 * Porta Systems Corp.                                                               300                51
 * Portal Software, Inc.                                                          93,020           320,919
 * Portfolio Recovery Associates, Inc.                                            33,905         1,271,438
 * Possis Medical, Inc.                                                           39,800           459,292
   Potlatch Corp.                                                                 59,600         3,022,912
 * Powell Industries, Inc.                                                        19,159           309,801
 * Power Intergrations, Inc.                                                      68,000         1,341,640
   PowerCerv Corp.                                                                 1,755               527
 * Power-One, Inc.                                                               183,961         1,690,602
 * Powerwave Technologies, Inc.                                                  228,645         1,849,281
 * Pozen, Inc.                                                                    63,367           439,767
 * PPT Vision, Inc.                                                                6,800             5,984
 * PRAECIS Pharmaceuticals, Inc.                                                 100,404           211,852
   Preformed Line Products Co.                                                     1,200            33,900
 * Premier Financial Bancorp                                                       5,200            57,460
*# Premier Laser Systems, Inc. Class A                                             3,400                 2
*# Pre-Paid Legal Services, Inc.                                                  35,350         1,210,738
   Presidential Life Corp.                                                        64,892         1,084,345
 * Presstek, Inc.                                                                 75,598           807,387
 * Pressure BioSciences, Inc.                                                      6,700            20,435
 * PRG-Schultz International, Inc.                                               136,100           734,940
 * Price Communications Corp.                                                    124,070         2,246,908
*# Priceline.com, Inc.                                                            89,216         2,129,586
*# Pricesmart, Inc.                                                               15,300           121,635
 * PRIMEDIA, Inc.                                                                573,038         1,833,722
 * Primus Telecommunications Group,
     Inc.                                                                        144,612           438,174
 * Princeton Review, Inc.                                                         14,600            86,724
 * Printronix, Inc.                                                                5,800            97,672
 * Priority Healthcare Corp.                                                      85,139         1,779,405
 * Private Business, Inc.                                                            945             2,022
 * ProAssurance Corp.                                                             64,150         2,505,058
 * Procom Technology, Inc.                                                         5,400             7,128
 * ProcureNet, Inc.                                                               19,700                20
 * Progenics Pharmaceuticals, Inc.                                                39,000           583,050
   Programmers Paradise, Inc.                                                      5,200            59,020
 * Progress Software Corp.                                                        79,800         1,811,460
 * ProQuest Co.                                                                   62,700         1,696,035
   Prosperity Bancshares, Inc.                                                    48,041         1,362,443
 * Protection One, Inc.                                                           41,500            10,790
   Providence & Worcester Railroad Co.                                             3,000            36,900
   Provident Bancorp, Inc.                                                        36,935           489,758
   Provident Bankshares Corp.                                                     72,693         2,670,741
   Provident Financial Holdings, Inc.                                              8,325           243,090
   Provident Financial Services, Inc.                                             16,553           321,625
 * Province Healthcare Co.                                                        88,825         1,993,233
 * Proxim Corp.                                                                    6,726            27,644
 * ProxyMed, Inc.                                                                 10,679            74,753
 * PSS World Medical, Inc.                                                       140,800         1,761,971
   Psychemedics Corp.                                                              5,225            66,619
 * Psychiatric Solutions, Inc.                                                    32,233         1,049,184
 * PTEK Holdings, Inc.                                                           156,737         1,650,441
   Pulaski Financial Corp.                                                         5,400           106,650
   Pulitzer, Inc.                                                                 20,900         1,329,449

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Pure World, Inc.                                                                7,600   $        12,920
 * PW Eagle, Inc.                                                                  7,000            27,643
   Pyramid Breweries, Inc.                                                         5,700            12,255
   QAD, Inc.                                                                      74,359           612,718
 * QEP Co., Inc.                                                                   2,125            33,490
 * QLT, Inc.                                                                      38,900           624,345
 * QuadraMed Corp.                                                                27,006            48,611
   Quaker Chemical Corp.                                                          20,320           491,744
   Quaker Fabric Corp.                                                            37,050           213,038
 * Quality Dining, Inc.                                                           11,400            35,796
 * Quality Systems, Inc.                                                          14,000           859,740
 * Qualstar Corp.                                                                  5,500            25,080
   Quanex Corp.                                                                   38,100         2,247,900
 * Quanta Services, Inc.                                                         255,600         1,970,676
 * Quantum Corp.                                                                  91,700           262,262
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                              67,520           419,299
 * Quest Software, Inc.                                                          201,277         3,115,768
 * Questcor Pharmaceuticals, Inc.                                                 26,800            14,740
 * QuickLogic Corp.                                                               54,600           133,224
 * Quidel Corp.                                                                   69,535           448,501
 * Quigley Corp.                                                                  24,006           193,968
 * Quiksilver, Inc.                                                              110,900         3,288,185
 * Quinton Cardiology Systems, Inc.                                               29,800           305,450
 * Quipp, Inc.                                                                     1,400            18,816
   Quixote Corp.                                                                  19,291           404,339
*# Quokka Sports, Inc.                                                             1,128                 9
 * Quovadx, Inc.                                                                  62,047           118,510
 * R&B, Inc.                                                                       8,400           210,000
 * R.H. Donnelley Corp.                                                           56,100         3,068,670
 * Radiant Systems, Inc.                                                          64,344           401,507
 * Radiologix, Inc.                                                               46,500           174,375
 * RadiSys Corp.                                                                  41,662           587,018
 * Radyne ComStream, Inc.                                                          9,500            69,170
 * RailAmerica, Inc.                                                              80,900         1,035,520
 * Raindance Communictions, Inc.                                                  74,896           173,010
   Ralcorp Holdings, Inc.                                                         64,200         2,645,040
 * Ramtron International Corp.                                                    49,000           180,320
   Range Resources Corp.                                                         152,500         3,162,850
 * Rare Hospitality International, Inc.                                           74,550         2,233,518
   Raven Industries, Inc.                                                         39,810           854,721
 * Rayovac Corp.                                                                  76,100         2,258,648
   Raytech Corp.                                                                  16,400            30,340
 * RC2 Corp.                                                                      44,191         1,382,736
 * RCM Technologies, Inc.                                                         10,500            53,550
*# RCN Corp.                                                                      82,600             6,112
 * Reading International, Inc. Class A                                            18,149           152,633
 * Reading International, Inc. Class B                                             1,060             8,745
 * RealNetworks , Inc.                                                           372,900         2,349,270
 * Redback Networks, Inc.                                                         56,711           272,213
 * Redhook Ale Brewery, Inc.                                                       9,300            32,550
   Redwood Empire Bancorp                                                          5,250           150,098
   Regal-Beloit Corp.                                                             53,804         1,517,811
 * Regeneration Technologies, Inc.                                                58,540           544,422
 * Regeneron Pharmaceuticals, Inc.                                               116,437         1,073,549
 * Regent Communications, Inc.                                                    98,413           561,938
 * Register.com, Inc.                                                             44,100           256,662
 * RehabCare Group, Inc.                                                          35,800           942,256
 * Reliability, Inc.                                                               6,300             4,977
   Reliance Steel & Aluminum Co.                                                  71,557         2,855,840
 # Reliv International, Inc.                                                      34,532           282,126
*# Relm Wireless Corp.                                                             7,600   $        15,580
 * Remec, Inc.                                                                   135,250           815,558
 * RemedyTemp, Inc.                                                               15,100           166,402
 * Remington Oil & Gas Corp.                                                      60,600         1,754,370
 * Remote Dynamics, Inc.                                                             276               235
   Renaissance Learning, Inc.                                                     68,415         1,317,673
 * Rentrak Corp.                                                                  21,600           211,680
 * Rent-Way, Inc.                                                                 57,700           489,296
 * Repligen Corp.                                                                 66,100           159,962
 * Reptron Electronics, Inc.                                                         343             2,521
   Republic Bancorp, Inc.                                                        154,971         2,408,254
   Republic Bancorp, Inc. Class A                                                 15,225           422,494
 * Republic First Bancorp, Inc.                                                    6,967           106,595
 * Res-Care, Inc.                                                                 37,785           566,775
 * ResMed, Inc.                                                                   41,300         2,067,478
   Resource America, Inc.                                                         38,451         1,131,613
 * Resources Connection, Inc.                                                     51,368         2,330,052
 * Restoration Hardware, Inc.                                                     72,300           368,007
 * Retail Ventures, Inc.                                                          74,500           546,085
 * Retek, Inc.                                                                   122,429           746,817
 * Revlon, Inc.                                                                  745,500         1,573,005
 * Rewards Network, Inc.                                                          55,800           351,540
 * Rex Stores Corp.                                                               22,700           399,520
 * Rexhall Industries, Inc.                                                        3,542             1,523
 * RF Micro Devices, Inc.                                                        258,727         1,800,740
 * RF Monolithics, Inc.                                                           17,000           160,140
   RGC Resources, Inc.                                                             3,564            86,249
 * Rhythms NetConnections, Inc.                                                    3,800                 0
   Richardson Electronics, Ltd.                                                   31,125           347,044
 * Rigel Pharmaceuticals, Inc.                                                     2,222            55,594
   Riggs National Corp.                                                           51,399         1,034,148
 * Rimage Corp.                                                                    8,600           130,806
*# Rita Medical Systems, Inc.                                                     79,321           243,515
 * Riverside Group, Inc.                                                             700                 6
   Riverview Bancorp, Inc.                                                         4,500            96,935
 * Riviera Holdings Corp.                                                          3,600            97,200
   RLI Corp.                                                                      55,600         2,315,740
 * Roadhouse Grill, Inc.                                                           8,540             1,281
   Roanoke Electric Steel Corp.                                                    9,900           178,101
   Robbins & Myers, Inc.                                                          31,600           762,824
*# Robotic Vision Systems, Inc.                                                    3,480             1,601
 * Rochester Medical Corp.                                                         5,300            47,700
   Rock of Ages Corp.                                                              4,400            32,608
 * Rockford Corp.                                                                 14,600            31,974
   Rock-Tenn Co. Class A                                                          78,400         1,265,376
 # Rocky Mountain Chocolate Factory,
     Inc.                                                                          4,015            57,736
 * Rocky Shoes & Boots, Inc.                                                       4,500            93,600
 * Rofin-Sinar Technologies, Inc.                                                 32,800         1,279,200
 * Rogers Corp.                                                                   36,800         1,746,160
   Rollins, Inc.                                                                 100,500         2,467,275
 * Roxio, Inc.                                                                     1,629            15,247
   Royal Bancshares of Pennsylvania,
     Inc. Class A                                                                  4,430           128,470
   Royal Gold, Inc.                                                               45,135           799,792
 * Royale Energy, Inc.                                                             4,509            34,584
   RPC, Inc.                                                                      28,600           779,350
 * RSA Security, Inc.                                                            140,000         2,961,000
 * RTI International Metals, Inc.                                                 46,700         1,006,385
 * RTW, Inc.                                                                       5,150            47,020
 * Rubio's Restaurants, Inc.                                                      20,095           266,862

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Ruddick Corp.                                                                 102,800   $     2,242,068
 * Rudolph Technologies, Inc.                                                     36,900           590,400
 * Rural Cellular Corp. Class A                                                    2,800            13,664
 * Rural/Metro Corp.                                                              14,000            48,300
 * Rush Enterprises, Inc. Class A                                                  7,000           106,260
 * Rush Enterprises, Inc. Class B                                                  7,000           112,840
   Russ Berrie & Co., Inc.                                                        45,500         1,034,670
   Russell Corp.                                                                  71,800         1,316,812
 * Ryan's Restaurant Group, Inc.                                                  89,200         1,362,084
   Ryerson Tull, Inc.                                                             54,900           888,282
 * S&K Famous Brands, Inc.                                                         2,100            33,642
   S&T Bancorp, Inc.                                                              57,981         2,128,483
 * S1 Corp.                                                                      154,406         1,446,784
 * Saba Software, Inc.                                                            29,577           125,111
 * Safeguard Scientifics, Inc.                                                   206,800           415,668
 * SafeNet, Inc.                                                                  51,704         1,843,765
 * Safety Components International, Inc.                                             118             1,652
 * Saga Communications, Inc. Class A                                              40,525           688,520
 * Salem Communications Corp.                                                     44,069         1,082,335
*# Salton, Inc.                                                                   25,000           152,750
 * San Filippo (John B.) & Son, Inc.                                              17,893           397,225
   Sanders Morris Harris Group, Inc.                                              38,039           580,095
   Sanderson Farms, Inc.                                                          43,900         1,635,275
 * Sands Regent Casino Hotel                                                       2,000            23,900
   Sandy Spring Bancorp, Inc.                                                     31,164         1,131,876
 * Sangamo BioSciences, Inc.                                                      54,897           256,369
 * Sapient Corp.                                                                 270,394         2,138,817
 * SatCon Technology Corp.                                                        52,200           105,966
   Saucony, Inc. Class A                                                           2,700            66,690
   Saucony, Inc. Class B                                                           3,500            86,240
   Sauer-Danfoss, Inc.                                                            49,600           985,056
 * Savient Pharmaceuticals, Inc.                                                  76,600           168,520
 * Saxon Capital, Inc.                                                            17,400           394,980
 * SBA Communications Corp.                                                      101,800           977,280
 * SBE, Inc.                                                                       3,500            11,585
 * SBS Technologies, Inc.                                                         33,930           443,126
 * ScanSoft, Inc.                                                                225,660           823,659
 * ScanSource, Inc.                                                               27,800         1,798,660
   Schawk, Inc.                                                                   22,200           376,956
 * Scheid Vineyards, Inc.                                                          2,200            12,562
*# Schick Technologies, Inc.                                                       9,000           115,200
 * Schieb (Earl), Inc.                                                             2,200             6,490
 * Schlotzsky's, Inc.                                                              7,200               270
 * Schmitt Industries, Inc.                                                        2,466            18,865
   Schnitzer Steel Industries, Inc.
     Class A                                                                      62,351         2,352,503
 * Scholastic Corp.                                                               82,462         2,716,298
 * Schuff International, Inc.                                                      7,000            19,320
   Schulman (A.), Inc.                                                            65,979         1,415,250
   Schweitzer-Maudoit International, Inc.                                         32,400         1,119,744
 * Sciclone Pharmaceuticals, Inc.                                                 97,969           399,714
 * Scientific Games Corp.                                                        116,381         2,781,506
 * Scientific Learning Corp.                                                       4,400            23,760
 * Scientific Technologies, Inc.                                                   6,700            34,103
 * SCM Microsystems, Inc.                                                         30,763           104,902
   SCP Pool Corp.                                                                 85,050         2,681,627
   SCPIE Holdings, Inc.                                                            9,300            92,907
 * SCS Transportation, Inc.                                                       32,654           690,632
   Seaboard Corp.                                                                  1,400         1,050,000
 * Seabulk International, Inc.                                                    46,800           557,856
 * Seachange International, Inc.                                                  60,700         1,036,756
   Seacoast Banking Corp. of Florida                                              33,228   $       731,681
 * SEACOR Holdings, Inc.                                                          41,800         2,319,900
 * Seattle Genetics, Inc.                                                         91,734           626,543
 * Secom General Corp.                                                               140               172
 * Secure Computing Corp.                                                         64,074           667,651
 * SED International Holdings, Inc.                                                  825               763
 * SeeBeyond Technology Corp.                                                    184,633           583,440
 * SEEC, Inc.                                                                        100                23
 * Segue Software, Inc.                                                            9,500            46,265
 * Selas Corp. of America                                                          4,750             9,880
*# Select Comfort Corp.                                                           79,100         1,541,659
   Select Medical Corp.                                                          202,700         3,537,115
 * Selectica, Inc.                                                                71,960           277,046
   Selective Insurance Group, Inc.                                                61,179         2,740,207
   SEMCO Energy, Inc.                                                             62,300           301,532
 * Semitool, Inc.                                                                 62,960           564,122
 * Semtech Corp.                                                                  85,616         1,752,560
 * SEMX Corp.                                                                        900               113
 * Seneca Foods Corp. Class A                                                        200             3,725
 * Seneca Foods Corp. Class B                                                      1,300            24,239
 * Senesco Technologies, Inc.                                                      6,300            20,475
 # Sensient Technologies Corp.                                                   103,100         2,376,455
 * Sequa Corp. Class A                                                             6,900           411,930
 * Sequa Corp. Class B                                                             2,600           156,650
 * Sequenom, Inc.                                                                 63,500            56,515
 * SeraCare Life Sciences, Inc.                                                    4,080            46,516
*# Serena Software, Inc.                                                          95,890         1,999,307
 * Serologicals Corp.                                                             54,950         1,282,533
 * Service Corp. International                                                   243,900         1,721,934
 * ServiceWare Technologies, Inc.                                                  2,900             1,363
 * Servotronics, Inc.                                                              1,100             4,675
 * SFBC International, Inc.                                                       33,996         1,320,065
 * Shared Technologies Cellular, Inc.                                             10,100                20
 * Sharper Image Corp.                                                            34,000           651,440
*# Shaw Group, Inc.                                                              140,287         2,066,428
 * Shiloh Industries, Inc.                                                        33,066           429,197
 * Shoe Carnival, Inc.                                                            27,579           359,630
 * Shoe Pavilion, Inc.                                                             6,200            16,864
 * Sholodge, Inc.                                                                  5,100            23,307
 * ShopKo Stores, Inc.                                                            65,800         1,176,504
*# Shuffle Master, Inc.                                                           50,987         2,346,932
 * Siebert Financial Corp.                                                        22,300            69,108
   Sierra Bancorp                                                                  1,700            35,700
 * Sierra Health Services, Inc.                                                   58,036         3,228,543
*# Sierra Pacific Resources                                                      258,100         2,645,525
 * SIFCO Industries, Inc.                                                          5,400            22,680
 * Sigma Designs, Inc.                                                            45,800           413,574
 * Sigmatron International, Inc.                                                   2,200            29,898
   Silgan Holdings, Inc.                                                          40,413         2,194,426
*# Silicon Graphics, Inc.                                                        348,800           561,568
 * Silicon Image, Inc.                                                           165,389         2,778,535
 * Silicon Storage Technology, Inc.                                              211,200         1,469,952
*# Silicon Valley Bancshares                                                      71,258         2,991,411
 * Siliconix, Inc.                                                                65,324         2,416,335
 * Simclar, Inc.                                                                   6,500            28,600
   Simmons First National Corp.
     Class A                                                                      31,627           917,183
 * SimpleTech, Inc.                                                              105,557           524,618
   Simpson Manufacturing Co., Inc.                                                87,400         2,936,640
   Sinclair Broadcast Group, Inc.
     Class A                                                                     100,100           721,721

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Sipex Corp.                                                                    74,246   $       408,353
 * Sirenza Microdevices, Inc.                                                     76,511           388,676
*# Sirna Therapeutics, Inc.                                                       82,075           253,612
 * Sitel Corp.                                                                   137,600           305,472
 * Six Flags, Inc.                                                               212,505         1,032,774
   SJW Corp.                                                                       9,000           346,950
 * Skechers U.S.A., Inc. Class A                                                  46,400           538,704
   Skyline Corp.                                                                   8,300           343,205
   Skywest, Inc.                                                                 126,096         2,399,607
 * Skyworks Solutions, Inc.                                                      290,417         2,883,841
 * SL Industries, Inc.                                                             5,900            82,069
 * SM&A                                                                           44,600           359,922
 * Smart & Final Food, Inc.                                                       66,400           961,472
 * SmartDisk Corp.                                                                   100                29
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                         13,400            62,176
   Smith (A.O.) Corp.                                                             48,200         1,448,410
   Smith (A.O.) Corp. Convertible
     Class A                                                                       3,750           112,688
 * Smith Micro Software, Inc.                                                     21,400           150,014
 * Smithway Motor Xpress Corp.
     Class A                                                                       4,000            29,000
 * Sola International, Inc.                                                       70,000         1,512,000
 * Somera Communications, Inc.                                                    59,150            65,657
   Sonic Automotive, Inc.                                                         64,400         1,599,052
 * Sonic Corp.                                                                   113,237         3,303,123
*# Sonic Foundry, Inc.                                                            42,300            75,294
 * Sonic Innovations, Inc.                                                        43,200           175,824
 * Sonic Solutions, Inc.                                                          50,600           976,580
 * SonicWALL, Inc.                                                               148,400           912,660
 * SonoSite, Inc.                                                                 32,445           968,483
 * Sonus Networks, Inc.                                                           54,057           357,317
 * Sonus Pharmaceuticals, Inc.                                                    46,400           141,984
 * Sotheby's Holdings, Inc. Class A                                              104,300         1,635,424
   Sound Federal Bancorp, Inc.                                                    27,084           411,704
 * Source Interlink Companies, Inc.                                               50,600           660,330
 * Source Media, Inc.                                                             27,400               219
 * SOURCECORP, Inc.                                                               34,502           573,768
   South Jersey Industries, Inc.                                                  30,364         1,561,013
   Southern Banc Co., Inc.                                                           200             3,500
 * Southern Energy Homes, Inc.                                                    13,825            63,872
 * Southern Union Co.                                                             77,303         1,895,487
   Southside Banchares, Inc.                                                         331             8,308
 * Southwall Technologies, Inc.                                                   14,200            15,904
   Southwest Bancorp, Inc.                                                        11,400           306,090
   Southwest Bancorporation of Texas,
     Inc.                                                                        109,400         2,675,924
   Southwest Gas Corp.                                                            77,600         1,971,040
   Southwest Water Co.                                                            35,740           486,421
 * Southwestern Energy Co.                                                        19,301         1,059,625
 * Spacehab, Inc.                                                                 25,166            57,882
   Span-American Medical System, Inc.                                              2,400            27,600
 * Spanish Broadcasting System, Inc.                                              87,200           932,168
 * SPAR Group, Inc.                                                                2,900             4,405
   Spartan Motors, Inc.                                                           27,045           321,322
 * Spartan Stores, Inc.                                                           38,375           199,550
   Spartech Corp.                                                                 70,700         1,976,065
 * Sparton Corp.                                                                   8,334            81,015
 * Specialty Laboratories, Inc.                                                   50,300           552,294
   SpectraLink Corp.                                                              41,800           612,370
 * Spectranetics Corp.                                                            55,582           270,129
 * Spectrum Control, Inc.                                                         13,000   $        96,980
 * Spectrum Pharmaceuticals, Inc.                                                  2,700            15,201
 * SpectRx, Inc.                                                                   8,900             6,675
   Speedway Motorsports, Inc.                                                     67,390         2,475,909
 * Spescom Software, Inc.                                                          1,202               445
 * Spherion Corp.                                                                133,120         1,048,986
 * Spherix, Inc.                                                                  12,100            35,453
 * Spinnaker Exploration Co.                                                      74,590         2,705,379
 * Spire Corp.                                                                     6,700            29,480
 * Sport Chalet, Inc.                                                              2,700            35,103
 * Sport Supply Group, Inc.                                                        8,900            18,245
 * Sport-Haley, Inc.                                                               2,700            12,434
 * SportsLine.com, Inc.                                                           33,400            57,782
 * Sportsman's Guide, Inc.                                                        10,389           252,245
 * SPSS, Inc.                                                                     27,637           441,916
 * SRA International, Inc.                                                        35,100         2,037,204
 * SRI/Surgical Express, Inc.                                                      6,100            31,842
 * SRS Labs, Inc.                                                                 31,745           206,343
   SS&C Technologies, Inc.                                                        49,850         1,116,142
   St. Mary Land & Exploration Co.                                                65,300         2,807,247
 * Staar Surgical Co.                                                             45,200           268,036
 * Stage Stores, Inc.                                                             38,372         1,572,868
 * Stamps.com, Inc.                                                               49,723           769,215
*# Standard Automotive Corp.                                                       4,400                 0
   Standard Commercial Corp.                                                      29,029           546,326
 * Standard Management Corp.                                                       7,600            27,360
 * Standard Microsystems Corp.                                                    40,572           997,260
   Standard Motor Products, Inc.                                                  42,900           668,811
   Standard Register Co.                                                          52,500           690,900
   Standex International Corp.                                                    26,500           738,025
   Stanley Furniture, Inc.                                                         6,700           308,200
   Star Buffet, Inc.                                                               2,800            16,576
*# Star Scientific, Inc.                                                         141,895           935,088
 * Starbiz Restrictive Shares                                                          2                 0
 * Starcraft Corp.                                                                 2,756            39,549
   Starrett (L.S.) Co. Class A                                                     4,800            95,424
   StarTek, Inc.                                                                  31,800           914,568
   State Auto Financial Corp.                                                     87,312         2,339,962
   State Financial Services Corp.
     Class A                                                                       7,800           230,100
*# STATS ChipPAC, Ltd.                                                           134,937           757,132
 * Steak n Shake Co.                                                              60,418         1,124,983
   Steel Dynamics, Inc.                                                           73,158         2,965,094
   Steel Technologies, Inc.                                                       27,250           797,880
 * SteelCloud, Inc.                                                               12,100            24,079
 * Stein Mart, Inc.                                                               93,516         1,555,171
 * Steinway Musical Instruments, Inc.                                             16,500           466,455
 * Stellent, Inc.                                                                 58,100           456,085
*# StemCells, Inc.                                                                 2,600             7,930
   Stepan Co.                                                                      8,400           213,948
   Stephan Co.                                                                     3,500            14,210
   Sterling Bancorp                                                               33,376         1,073,706
   Sterling Bancshares, Inc.                                                      98,799         1,440,489
 * Sterling Construction Co., Inc.                                                 8,500            40,800
 * Sterling Financial Corp.                                                       49,070         1,960,347
   Stewart & Stevenson Services, Inc.                                             63,302         1,266,040
 * Stewart Enterprises, Inc.                                                     229,470         1,702,667
   Stewart Information Services Corp.                                             39,800         1,737,270
 * Stifel Financial Corp.                                                         20,900           502,645
 * Stillwater Mining Co.                                                         198,600         2,355,396
 * Stone Energy Corp.                                                             58,563         2,809,853

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Stonepath Group, Inc.                                                          69,400   $        53,438
 * Stoneridge, Inc.                                                               50,100           762,021
 * StorageNetworks, Inc. Escrow Shares                                            60,800             1,648
 * Stratagene Corp.                                                                4,926            33,787
 * Stratasys, Inc.                                                                22,600           729,980
 * Strategic Diagnostics, Inc.                                                    42,300           107,019
 * Strategic Distribution, Inc.                                                    3,029            34,379
 * Stratex Networks, Inc.                                                        168,568           347,250
 * Stratos International, Inc.                                                    27,936           113,420
 * Strattec Security Corp.                                                         4,100           258,300
 * Stratus Properties, Inc.                                                        7,050           104,622
   Strayer Education, Inc.                                                         8,300           892,084
   Stride Rite Corp.                                                              80,900           890,709
   Sturm Ruger & Co., Inc.                                                        59,200           537,536
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                                18,500                 0
   Suffolk BanCorp                                                                 8,600           285,348
   Summa Industries, Inc.                                                          5,200            47,216
   Summit Bancshares, Inc.                                                         2,000            68,100
   Summit Bank Corp.                                                               2,520            43,042
 * SumTotal Systems, Inc.                                                         28,067           154,088
 * Sun Bancorp, Inc.                                                              37,368           928,595
 * Sun Healthcare Group, Inc.                                                     30,992           232,440
   Sun Hydraulics, Inc.                                                            4,900            70,021
 * Sunair Electronics, Inc.                                                        3,000            19,110
 * Suncoast Naturals, Inc.                                                           950               181
 * Sundance Homes, Inc.                                                            1,500                 5
 * SunLink Health Systems, Inc.                                                    1,048             5,502
*# Sunrise Senior Living, Inc.                                                    45,265         1,944,132
   Sunrise Telecom, Inc.                                                           3,700             9,805
 * Suntron Corp.                                                                   5,265            17,375
 * Superconductor Technologies, Inc.                                              71,840            60,346
*# SuperGen, Inc.                                                                 99,590           719,040
 * Superior Consultant Holdings Corp.                                             10,700            70,192
 * Superior Energy Services, Inc.                                                171,800         2,522,024
 # Superior Industries International, Inc.                                        58,400         1,649,800
   Superior Uniform Group, Inc.                                                    7,000            97,440
 * Supertex, Inc.                                                                 28,400           617,700
 * SupportSoft, Inc.                                                              93,500           474,980
   Supreme Industries, Inc.                                                       11,408            69,817
 * SureBeam Corp. Class A                                                          2,142                18
   SureWest Communications                                                        31,112           885,759
*# SurModics, Inc.                                                                38,492         1,158,609
   Susquehanna Bancshares, Inc.                                                  101,591         2,641,366
 * Swift Energy Corp.                                                             61,500         1,865,910
 * Swift Transportation Co., Inc.                                                  6,343           123,625
 * Swisher International, Inc.                                                       700             1,540
   SWS Group, Inc.                                                                34,518           728,675
 * Sybase, Inc.                                                                  190,100         3,275,423
 * Sybron Dental Specialties, Inc.                                                85,600         2,939,504
 * Sycamore Networks, Inc.                                                       348,888         1,308,330
 * Sykes Enterprises, Inc.                                                        84,828           572,589
 * Symmetricom, Inc.                                                              99,367         1,073,164
 * Syms Corp.                                                                     28,200           349,398
 * Symyx Technologies                                                             70,600         2,226,018
 * Synalloy Corp.                                                                  5,900            57,525
*# Synaptics, Inc.                                                                55,320         2,124,288
 * Synovis Life Technologies, Inc.                                                24,600           291,510
 * Synplicity, Inc.                                                               55,675           312,894
   Syntel, Inc.                                                                   88,385         1,730,578
 * Synthetech, Inc.                                                               16,400            17,056
 * Syntroleum Corp.                                                              100,526   $       696,645
   Sypris Solutions, Inc.                                                         38,347           623,906
 * Systemax, Inc.                                                                 47,500           327,750
 * T-3 Energy Services, Inc.                                                       1,250             8,363
*# Tag-It Pacific, Inc.                                                           18,200            81,900
 * Taitron Components, Inc.                                                        5,000            12,450
*# Take-Two Interactive Software, Inc.                                            50,900         1,778,955
 * TALK America Holdings, Inc.                                                    58,409           369,145
   TALX Corp.                                                                     30,238           888,997
   Tandy Brand Accessories, Inc.                                                   5,900            84,305
 * Tanox, Inc.                                                                    96,754         1,340,043
 * Tarantella, Inc.                                                                3,300             4,257
 * Tarrant Apparel Group                                                          32,800            61,008
   Tasty Baking Co.                                                               17,400           145,638
   TB Wood's Corp.                                                                 7,600            41,192
 * TBC Corp.                                                                      48,950         1,305,497
 * Team, Inc.                                                                      7,600           129,048
 * TeamStaff, Inc.                                                                20,200            40,198
   Tech/Ops Sevcon, Inc.                                                           3,100            18,538
   Teche Holding Co.                                                                 700            28,613
 * Techne Corp.                                                                   45,700         1,697,755
 * Technical Communications Corp.                                                    400             2,660
   Technical Olympic USA, Inc.                                                    48,292         1,180,739
 * Technitrol, Inc.                                                               88,600         1,528,350
   Technology Research Corp.                                                      12,050            84,350
 * Technology Solutions Corp.                                                     35,500            33,370
 * TechTeam Global, Inc.                                                          20,000           188,000
   Tecumseh Products Co. Class A                                                  29,000         1,327,910
 * Tegal Corp.                                                                     5,000             6,550
 * Tejon Ranch Co.                                                                13,900           549,745
 * Tekelec                                                                       132,600         3,104,166
 * TeleCommunication Systems, Inc.                                                53,600           162,944
 * Teledyne Technologies, Inc.                                                    70,600         2,096,820
 * Teleglobe International Holdings, Ltd.                                         11,300            38,759
 * TeleTech Holdings, Inc.                                                       163,900         1,601,303
 * Telik, Inc.                                                                    96,100         1,836,471
 * Telkonet, Inc.                                                                  7,600            34,428
 * Telular Corp.                                                                  28,300           180,271
 * TenFold Corp.                                                                   4,500             4,635
   Tennant Co.                                                                    19,700           788,000
 * Tenneco Automotive, Inc.                                                       92,400         1,432,200
 * Terayon Communication Systems,
     Inc.                                                                        123,500           245,765
 * Terex Corp.                                                                    50,721         2,325,051
 * Terra Industries, Inc.                                                        170,900         1,401,380
 * Tesoro Petroleum Corp.                                                         97,100         3,215,952
 * Tessco Technologies, Inc.                                                       4,500            59,850
 * Tetra Tech, Inc.                                                              123,696         1,885,127
 * Tetra Technologies, Inc.                                                       49,000         1,489,600
   Texas Industries, Inc.                                                         47,700         2,862,000
   Texas Regional Banchshares, Inc.
     Class A                                                                      75,960         2,701,138
   Texas United Bancshares, Inc.                                                     100             1,875
   TF Financial Corp.                                                              2,600            84,201
 * Thackeray Corp.                                                                 4,100             3,895
 * The Banc Corp.                                                                 34,700           272,742
 * The Children's Place Retail Stores,
     Inc.                                                                         61,900         1,959,754
 * The Dress Barn, Inc.                                                           68,204         1,171,063
 * The Geo Group, Inc.                                                            25,000           576,250
 * The Lamson & Sessions Co.                                                      31,800           287,790

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   The Manitowoc Co., Inc.                                                        61,750   $     2,306,363
   The Marcus Corp.                                                               47,800         1,092,230
 * The Medicines Co.                                                             109,392         2,728,236
 * The Mens Warehouse, Inc.                                                       82,400         2,607,960
 * The Mosaic Co.                                                                138,058         2,399,448
 # The Phoenix Companies, Inc.                                                   208,400         2,542,480
 * The Rowe Companies                                                             13,100            66,155
 * The Sports Authority, Inc.                                                     56,306         1,605,284
 * The Sports Club Co., Inc.                                                      20,100            33,969
   The Topps Co., Inc.                                                            88,848           885,815
 * The Washtenaw Group, Inc.                                                       1,500             2,385
 * Theragenics Corp.                                                              65,200           273,840
 * Therma-Wave, Inc.                                                              78,789           252,125
 * Thermwood Corp.                                                                   200               166
 * TheStreet.com, Inc.                                                            54,235           235,922
 * Third Wave Technologies, Inc.                                                  88,144           710,441
 * Thomas & Betts Corp.                                                           91,000         2,879,240
 * Thomas Group, Inc.                                                              4,000             4,800
   Thomas Industries, Inc.                                                        38,150         1,494,717
 * Thoratec Corp.                                                                111,843         1,118,430
 * THQ, Inc.                                                                      86,100         1,847,706
 * Three-Five Systems, Inc.                                                       43,099            83,612
 * TIBCO Software, Inc.                                                           66,652           766,498
 * Tickets.com, Inc.                                                               1,600             1,200
 * Tier Technologies, Inc. Class B                                                41,400           365,562
   TierOne Corp.                                                                  39,453           978,829
 * TII Network Technologies, Inc.                                                 11,260            16,440
   Timberland Bancorp, Inc.                                                        3,900            95,550
 * Timco Aviation Services, Inc.                                                   2,749               990
 * Time Warner Telecom, Inc.                                                     100,387           380,467
 * Tipperary Corp.                                                                17,900            84,309
 * Titan Corp.                                                                   185,600         2,990,016
 # Titan International, Inc.                                                      19,600           244,608
 * Titan Pharmaceuticals, Inc.                                                    70,700           176,750
 * Titanium Metals Corp.                                                          15,850           364,392
*# TiVo, Inc.                                                                    175,826           828,140
 * TL Administration Corp.                                                           200                 4
 * TLC Vision Corp.                                                               33,060           385,480
   Todd Shipyards Corp.                                                            6,300           107,919
 * Todhunter International, Inc.                                                   4,600            54,832
 * Tofutti Brands, Inc.                                                            6,900            21,390
 * Tollgrade Communications, Inc.                                                 27,991           299,224
   Tompkins County Trustco, Inc.                                                     363            19,130
 * Too, Inc.                                                                      75,900         1,927,860
 * Torch Offshore, Inc.                                                           23,300            46,111
 * Toreador Resources Corp.                                                        4,900            75,607
 # Toro Co.                                                                       39,200         2,842,000
 * Total Entertainment Restaurant Corp.                                           21,861           219,484
*# Tower Automotive, Inc.                                                        128,000           230,400
   Track Data Corp.                                                                3,400             2,822
 * Tractor Supply Co.                                                             84,193         2,670,602
 * Tradestation Group, Inc.                                                       91,800           681,156
   Traffix, Inc.                                                                  29,800           195,190
 * Trailer Bridge, Inc.                                                            9,800            63,700
 * Trammell Crow Co.                                                              82,300         1,407,330
 * Trans World Entertainment Corp.                                                74,900           844,872
 * Transact Technologies, Inc.                                                     8,550           191,093
 * Transaction Systems Architects, Inc.                                           82,439         1,691,648
 * Transcat, Inc.                                                                  6,100            18,300
 * Transgenomic, Inc.                                                             21,900            26,718
 * Trans-Industries, Inc.                                                          1,400             3,654
 * Transkaryotic Therapies, Inc.                                                  76,418   $     1,743,095
*# Transmeta Corp.                                                               264,600           447,174
 * TransMontaigne, Inc.                                                           87,500           475,125
 * Transport Corp. of America                                                      5,200            38,272
 * Transpro, Inc.                                                                 16,100            97,969
 * Transtechnology Corp.                                                           6,200            46,810
 * Transwitch Corp.                                                               40,600            49,532
 * Travis Boats & Motors, Inc.                                                     2,900             1,117
 * TRC Companies, Inc.                                                            29,400           524,496
   Tredegar Industries, Inc.                                                      84,891         1,581,519
*# Trenwick Group, Ltd.                                                           11,975               144
*# Trestle Holdings, Inc.                                                            450               731
 * Trex Co., Inc.                                                                 32,600         1,530,570
 * Triad Guaranty, Inc.                                                           32,014         1,920,840
   Triarc Companies, Inc. Class A                                                 50,900           659,155
   Triarc Companies, Inc. Class B                                                 49,000           624,750
   Trico Bancshares                                                                9,900           237,105
*# Trico Marine Services, Inc.                                                    55,100            19,285
 * Trident Microsystems, Inc.                                                     50,500           787,800
 * Trimble Navigation, Ltd.                                                       91,185         2,878,710
 * Trimedyne, Inc.                                                                 4,300             2,580
 * Trimeris, Inc.                                                                 48,078           596,648
   Trinity Industries, Inc.                                                       88,000         3,110,800
 * Trio-Tech International                                                           400             1,848
 * TriPath Imaging, Inc.                                                          83,652           600,621
 * Tripath Technology, Inc.                                                       68,751            58,438
 * Tripos, Inc.                                                                   10,620            55,118
 * Triquint Semiconductor, Inc.                                                  272,497         1,179,912
 * Triton PCS Holdings, Inc.                                                     136,900           342,250
 * Triumph Group, Inc.                                                            34,902         1,415,625
*# Tri-Valley Corp.                                                               10,800            73,548
 * TriZetto Group, Inc.                                                          103,201           730,663
 * TRM Corp.                                                                       7,000           131,390
*# Tropical Sportswear International
     Corp.                                                                        19,875            28,024
 * Troy Group, Inc.                                                               13,800            40,158
 * Trump Hotels & Casino Resorts, Inc.                                            29,600            24,568
   TrustCo Bank Corp. NY                                                         163,455         2,304,716
   TSR, Inc.                                                                       4,400            30,668
 * TTM Technologies, Inc.                                                         89,700           931,086
 * Tuesday Morning Corp.                                                          86,241         2,888,211
 * Tufco Technologies, Inc.                                                        4,500            34,875
 * Tumbleweed Communications Corp.                                               105,295           368,533
   Tupperware Corp.                                                              128,800         2,411,136
 * TurboChef Technologies, Inc.                                                   20,500           130,175
 * Tut Systems, Inc.                                                              51,200           202,240
 * Tweeter Home Entertainment Group,
     Inc.                                                                         51,800           332,038
   Twin Disc, Inc.                                                                 2,800            70,308
 * Tyler Technologies, Inc.                                                       90,800           711,872
*# U.S. Aggregates, Inc.                                                           1,600                 4
 * U.S. Concrete, Inc.                                                            60,700           441,289
 * U.S. Energy Corp. Wyoming                                                      11,500            34,385
 * U.S. Physical Therapy, Inc.                                                    28,972           449,066
 * U.S. Xpress Enterprises, Inc. Class A                                          10,823           281,398
 * UbiquiTel, Inc.                                                               204,190         1,327,235
*# UFP Technologies, Inc.                                                          3,800            13,224
   UICI                                                                           97,400         3,253,160
   UIL Holdings Corp.                                                             32,000         1,710,720
 * Ulticom, Inc.                                                                  92,830         1,666,299
*# Ultimate Electronics, Inc.                                                     31,258            95,649

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Ultimate Software Group, Inc.                                                  48,347   $       617,391
 * Ultradata Systems, Inc.                                                         2,000               900
 * Ultralife Batteries, Inc.                                                      13,100           197,024
 * Ultratech, Inc.                                                                52,400           902,852
   UMB Financial Corp.                                                            47,465         2,658,515
   Umpqua Holdings Corp.                                                          96,760         2,474,153
*# Unapix Entertainment, Inc.                                                      6,100                25
 * Unico American Corp.                                                            5,500            41,085
 * Unifi, Inc.                                                                   114,634           426,438
   Unifirst Corp.                                                                 20,450           565,238
   Union Bankshares Corp.                                                            170             6,377
   Union Community Bancorp                                                         2,300            43,528
   Unisource Energy Corp.                                                         67,080         1,636,081
 * Unit Corp.                                                                     67,400         2,670,388
   United Auto Group, Inc.                                                       101,800         2,903,336
   United Bankshares, Inc.                                                        47,960         1,835,429
   United Community Banks, Inc.                                                   78,918         2,261,790
   United Community Financial Corp.                                               65,672           754,571
   United Financial Corp.                                                            660            16,236
 * United Financial Mortgage Corp.                                                10,400            47,320
   United Fire & Casualty Co.                                                      6,200           412,920
   United Industrial Corp.                                                        28,600         1,115,400
 * United Natural Foods, Inc.                                                     88,302         2,483,935
 * United Online, Inc.                                                           132,703         1,415,941
 * United PanAm Financial Corp.                                                      600            11,910
 * United Rentals, Inc.                                                          171,100         3,057,557
 * United Retail Group, Inc.                                                      22,866            94,894
 # United Security Bancshares                                                      2,000            49,780
 * United Stationers, Inc.                                                        60,900         2,915,892
 * United Surgical Partners International,
     Inc.                                                                         62,302         2,459,060
 * United Therapeutics Corp.                                                      47,154         2,075,248
   United-Guardian, Inc.                                                           1,900            14,725
   Unitil Corp.                                                                    4,700           131,647
   Unity Bancorp, Inc.                                                             5,733            69,083
 * Universal Access Global Holdings,
     Inc.                                                                            435                57
 * Universal American Financial Corp.                                            120,600         1,610,010
 * Universal Compression Holdings, Inc.                                           69,249         2,582,988
   Universal Corp.                                                                55,300         2,692,004
 * Universal Display Corp.                                                        63,248           616,668
 * Universal Electronics, Inc.                                                    29,700           542,025
   Universal Forest Products, Inc.                                                38,783         1,673,874
 * Universal Stainless & Alloy Products,
     Inc.                                                                          6,000            88,320
   Unizan Financial Corp.                                                         33,197           855,819
 * Unova, Inc.                                                                   133,900         2,967,224
 * UQM Technologies, Inc.                                                         41,100            86,721
 * Urologix, Inc.                                                                 31,342           223,155
 * URS Corp.                                                                      95,313         2,863,203
*# US Airways Group, Inc. Class A                                                 46,800            51,948
*# US LEC Corp.                                                                   69,136           232,988
 * USA Mobility, Inc.                                                             42,300         1,538,028
 * USA Truck, Inc.                                                                 9,300           115,227
*# USANA Health Services, Inc.                                                    41,200         1,224,052
   USB Holding Co., Inc.                                                          17,953           501,633
*# USDATA Corp.                                                                    2,820               113
   USEC, Inc.                                                                    185,431         1,952,588
   USF Corp.                                                                      61,137         2,260,235
   Utah Medical Products, Inc.                                                     5,000           108,750
*# V.I. Technologies, Inc.                                                        57,100            38,257
 * VA Software Corp.                                                             109,000   $       269,230
 # Vail Banks, Inc.                                                                1,300            16,926
 * Vail Resorts, Inc.                                                             77,600         1,765,400
*# Valence Technology, Inc.                                                       20,900            75,240
   Valhi, Inc.                                                                    14,240           220,862
   Valley National Gases, Inc.                                                     4,200            53,760
   Valmont Industries, Inc.                                                       52,200         1,302,912
 * Valpey Fisher Corp.                                                             1,650             5,610
   Value Line, Inc.                                                                9,900           396,010
 * ValueClick, Inc.                                                              176,200         2,272,980
 * ValueVision Media, Inc. Class A                                                79,947           906,599
 * Varian Semiconductor Equipment
     Associates, Inc.                                                             80,100         2,845,152
 * Varian, Inc.                                                                   76,300         2,857,435
*# Vascular Solutions, Inc.                                                       30,600           317,016
 * Vastera, Inc.                                                                  75,179           139,081
*# Vaxgen, Inc.                                                                   42,400           664,832
 # Vector Group, Ltd.                                                             91,624         1,502,634
 * Veeco Instruments, Inc.                                                        64,700         1,254,533
 * VendingData Corp.                                                               2,100             3,969
 * Ventana Medical Systems, Inc.                                                  38,224         2,283,884
 * Ventiv Health, Inc.                                                             2,200            42,592
 * Verilink Corp.                                                                 40,558           141,953
 * Veritas DGC, Inc.                                                              73,500         1,719,900
 * Verity, Inc.                                                                   82,200         1,126,962
 * Vermont Pure Holdings, Ltd.                                                    17,300            30,794
 * Versant Corp.                                                                   3,874             2,828
 * Versar, Inc.                                                                    8,700            37,845
 * Verso Technologies, Inc.                                                       26,319            21,318
 * Vertex Pharmaceuticals, Inc.                                                  176,229         1,871,552
 * VerticalBuyer Inc.                                                                920                28
*# Vertrue, Inc.                                                                  21,500           746,050
   Vesta Insurance Group, Inc.                                                    79,400           298,544
 * Vestin Group, Inc.                                                                200               614
   Viad Corp.                                                                     47,800         1,146,722
 * Vialta, Inc.                                                                    9,801             1,666
 * Viasat, Inc.                                                                   58,891         1,229,055
 * Vical, Inc.                                                                    47,255           203,197
 * Vicon Industries, Inc.                                                          4,600            26,036
   Vicor Corp.                                                                    65,819           715,453
 * Vicuron Pharmaceuticals, Inc.                                                 137,550         2,419,505
 # Video Display Corp.                                                             7,200            98,280
 * Viewpoint Corp.                                                               118,316           309,988
 * Vignette Corp.                                                                407,600           517,652
 * Viisage Technology, Inc.                                                       94,795           764,996
   Vintage Petroleum, Inc.                                                       143,400         3,477,450
 * Virage Logic Corp.                                                             47,227           709,822
 * Virbac Corp.                                                                   22,000            77,440
 * Virco Manufacturing Corp.                                                      13,269           102,171
 * Virginia Commerce Bancorp, Inc.                                                   500            14,250
*# Virologic, Inc.                                                                90,800           190,680
*# ViroPharma, Inc.                                                               57,925           163,928
 * Vision-Sciences, Inc.                                                           5,100            13,515
*# Vista Medical Technologies, Inc.                                                7,500             8,400
   Visteon Corp.                                                                 285,400         2,414,484
 * Visual Networks, Inc.                                                          31,900           102,718
 * VISX, Inc.                                                                    108,900         2,816,154
*# Vital Images, Inc.                                                             25,700           416,083
   Vital Signs, Inc.                                                              27,956         1,045,834
 * VitalWorks, Inc.                                                               95,650           385,470
*# Vitech America, Inc.                                                           14,850                41

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Vitesse Semiconductor, Inc.                                                   200,110   $       652,359
 * Vitria Technology, Inc.                                                        73,242           253,417
 * Vivus, Inc.                                                                    83,664           491,944
 * VL Dissolution Corp.                                                            3,101               465
*# VLPS Lighting Services International,
     Inc. Escrow Shares                                                            4,800               392
 * Vodavi Technology, Inc.                                                         4,300            30,186
 * Volt Information Sciences, Inc.                                                33,000         1,006,500
   Vulcan International Corp.                                                        700            31,500
 * Vyyo, Inc.                                                                     31,600           229,100
 * W-H Energy Services, Inc.                                                      60,500         1,383,030
 * Wabash National Corp.                                                          60,200         1,497,174
   Wabtec Corp.                                                                  100,200         2,061,114
   Walter Industries, Inc.                                                        82,000         2,064,760
*# Warnaco Group, Inc.                                                           101,217         2,011,182
   Warwick Valley Telephone Co.                                                      300             6,744
   Washington Banking Co.                                                          4,680            82,087
 * Washington Group International, Inc.                                           55,215         2,153,385
   Washington Savings Bank FSB                                                     2,400            32,400
   Washington Trust Bancorp, Inc.                                                 28,963           852,091
 * Waste Connections, Inc.                                                        78,500         2,673,710
   Waste Industries USA, Inc.                                                     19,300           221,371
 * WatchGuard Technologies, Inc.                                                  71,080           291,428
 * Water Pik Technologies, Inc.                                                    8,400           144,480
 * Waterlink, Inc.                                                                   100                 0
   Waters Instruments, Inc.                                                          300             2,265
   Watsco, Inc. Class A                                                           50,500         1,670,035
   Watsco, Inc. Class B                                                            1,350            44,618
   Watson Wyatt & Co., Holdings                                                   71,300         1,900,858
   Watts Water Technologies, Inc.                                                 54,900         1,681,587
   Wausau-Mosinee Paper Corp.                                                    113,736         2,041,561
 * Waxman Industries, Inc.                                                           600             3,900
   Waypoint Financial Corp.                                                       53,226         1,478,086
 * WCI Communities, Inc.                                                          97,600         2,500,512
   WD-40 Co.                                                                      36,503         1,066,253
 * Webb Interactive Services, Inc.                                                 5,300             2,173
 * Webco Industries, Inc.                                                          6,000            45,000
 * WebEx Communications, Inc.                                                     97,480         2,314,175
 * webMethods, Inc.                                                              116,402           714,708
*# Websense, Inc.                                                                 51,200         2,460,672
 * Weider Nutrition International, Inc.                                           10,500            44,520
   Weis Markets, Inc.                                                             59,607         2,288,909
   Wellco Enterprises, Inc.                                                        1,000            14,800
   Wellman, Inc.                                                                  70,400           724,416
*# Wells-Gardner Electronics Corp.                                                 6,101            32,213
   Wesbanco, Inc.                                                                 43,261         1,367,480
 * WESCO International, Inc.                                                      92,000         2,587,040
   West Bancorporation                                                             6,300           109,242
   West Coast Bancorp                                                             32,829           863,731
 * West Marine, Inc.                                                              45,778         1,057,472
   West Pharmaceutical Services, Inc.                                             67,100         1,568,798
 * Westaff, Inc.                                                                  24,300            74,115
   Westamerica Bancorporation                                                      2,000           116,320
   Westbank Corp.                                                                  4,740            87,311
 * Westcoast Hospitality Corp.                                                    12,900            65,403
 * Westell Technologies, Inc.                                                    117,980           772,769
 * Western Power & Equipment Corp.                                                 3,373             5,565
 * Western Sierra Bancorp                                                          1,575            63,000
 * Westmoreland Coal Co.                                                             800            23,720
   Westwood Holdings Group, Inc.                                                   6,479           123,619
*# Wet Seal, Inc. Class A                                                         45,533            75,585
   Weyco Group, Inc.                                                                 300   $        12,102
   WGL Holdings, Inc.                                                             14,000           424,480
 * White Electronics Designs Corp.                                                51,323           343,864
 * Whitehall Jewelers, Inc.                                                       30,250           250,470
 * Whiting Petroleum Corp.                                                         2,960           100,758
*# WHX Corp.                                                                       6,333             4,940
 * Wickes, Inc.                                                                    4,400                20
 * Wild Oats Markets, Inc.                                                        61,369           439,402
*# William Lyon Homes, Inc.                                                       21,600         1,519,560
 * Williams Industries, Inc.                                                       1,200             4,200
 * Willis Lease Finance Corp.                                                      9,500            84,550
   Willow Grove Bancorp, Inc.                                                     21,051           379,550
 * Wilshire Enterprises, Inc.                                                      7,107            42,855
 * Wilson Greatbatch Technologies, Inc.                                           49,200           986,460
 * Wilsons The Leather Experts, Inc.                                              84,545           422,725
 * Wind River Systems, Inc.                                                      180,973         2,189,773
 * Winmark Corp.                                                                   3,800           101,270
 # Winn-Dixie Stores, Inc.                                                       312,700         1,250,800
 # Winnebago Industries, Inc.                                                     73,900         2,803,027
   Wintrust Financial Corp.                                                       46,219         2,765,745
 * Wireless Facilities, Inc.                                                     151,851         1,257,326
   Wireless Telecom Group, Inc.                                                   37,900           112,184
 * Wireless WebConnect!, Inc.                                                      8,900                26
 * Witness Systems, Inc.                                                          51,600           773,484
 * WJ Communications, Inc.                                                        56,300           190,857
*# WMS Industries, Inc.                                                           66,900         1,989,606
 * Wolverine Tube, Inc.                                                           31,900           338,778
   Wolverine World Wide, Inc.                                                     84,100         2,518,795
 * Women First HealthCare, Inc.                                                    1,500                 2
   Woodhead Industries, Inc.                                                      26,657           401,988
   Woodward Governor Co.                                                          24,870         1,811,780
 * World Acceptance Corp.                                                         40,600         1,047,074
 * World Access, Inc.                                                              1,672                 2
   World Fuel Services Corp.                                                      26,100         1,075,320
   World Wrestling Federation
     Entertainment, Inc.                                                          45,900           550,800
*# WorldGate Communications, Inc.                                                  6,500            15,600
 * WorldQuest Networks, Inc.                                                       1,500             4,485
 * Worldwide Restaurant Concepts, Inc.                                            60,500           197,835
   Worthington Industries, Inc.                                                   28,229           607,206
 * Wright Medical Group, Inc.                                                     73,552         1,945,450
   WSI Industries, Inc.                                                            2,000             5,200
   X-Rite, Inc.                                                                   45,663           680,835
 * Xanser Corp.                                                                   42,800           120,696
 * Xeta Corp.                                                                     10,300            30,591
 * Yankee Candle Co., Inc.                                                       100,500         3,061,230
   Yardville National Bancorp                                                     16,400           546,284
   York International Corp.                                                       87,000         3,207,690
 * Young Broadcasting, Inc. Class A                                               39,207           382,660
 * Zapata Corp.                                                                    2,340           147,467
   Zenith National Insurance Corp.                                                18,600           855,042
 * Zevex International, Inc.                                                       3,400            11,900
 * Zhone Technologies, Inc.                                                      181,262           442,279
 * Zila, Inc.                                                                    100,566           447,519
*# Zix Corp.                                                                      69,726           319,345
 * Zoll Medical Corp.                                                             20,422           692,918
*# Zoltek Companies, Inc.                                                         36,100           332,120
 * Zomax, Inc.                                                                    70,500           242,520
 * Zones, Inc.                                                                    13,500            82,755
 * Zoran Corp.                                                                    88,535         1,049,140
 * Zygo Corp.                                                                     38,600           448,532

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * ZymeTx, Inc.                                                                      700   $            30
 * Zymogenetics, Inc.                                                            117,939         2,681,933
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $1,925,480,313)                                                                     2,293,355,046
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                                30                 0
 * American Banknote Corp. Warrants
     Series 2 10/01/07                                                                30                 0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                          0                 0
*# Angeion Corp. Warrants 10/31/07                                                   215                11
 * Aura Systems, Inc. Warrants 05/31/05                                            1,262                 0
 * CD&L, Inc. Rights 10/15/04                                                        650                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                         24               372
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                             9,947            54,708
 * CSF Holding, Inc. Litigation Rights
     12/30/99                                                                      3,250                 0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                               971             1,068
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                                     40,600                 0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                                22                 0
 * Imperial Sugar Co. Warrants 08/29/08                                              498             1,096
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                                        188                 7
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                                        582                22
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                             7,200             4,392
 * Milltope Group, Inc. Contigent Value
     Rights                                                                        5,800                 0
 * Optical Cable Corp. Warrants
     10/24/07                                                                      2,823                 0
*# OSI Pharmaceuticals, Inc. Rights                                                4,829               579
 * PDS Gaming Corp.                                                                1,100             1,650
   PMR Corp. Contingent Value Rights
     08/05/04                                                                      7,300                 7
 * Timco Aviation Services, Inc. Warrants
     12/31/07                                                                      6,696                 1
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $445,757)                                                                                 63,913
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT                VALUE+
                                                                              ------                ------
                                                                               (000)

 BONDS -- (0.0%)
 * Del Global Technologies Corp.
     Subordinated Promissory Note
     6.000%, 03/28/07                                                    $             2   $             0
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07                                                                  3                 0
                                                                                           ---------------
 TOTAL BONDS
   (Cost $0)                                                                                             0
                                                                                           ---------------
 TEMPORARY CASH
   INVESTMENTS -- (8.2%)
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 1.94%, 12/01/04
     (Collateralized by $164,370,000
     U.S. Treasury Note, 4.75%, 05/15/14,
     valued at $170,106,222) to be
     repurchased at $166,776,566
     (Cost $166,767,579)^                                                        166,768       166,767,579
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $38,206,000
     FHLMC Notes 4.20%, 10/20/09,
     valued at $38,369,904) to be
     repurchased at $37,971,983
     (Cost $37,970,000)                                                           37,970        37,970,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $204,737,579)                                                                         204,737,579
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,130,663,649)                                                                   $ 2,498,156,538
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
   ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (17.9%)
   COMMON STOCKS -- (17.9%)
            Aggregate Industries P.L.C.                                                        1,964,973   $        3,688,173
            Amvescap P.L.C.                                                                      225,900            1,384,318
            Arriva P.L.C.                                                                        231,050            2,163,954
            Associated British Foods P.L.C.                                                      990,462           14,152,962
            Associated British Ports Holdings P.L.C.                                             378,800            3,403,288
            Aviva P.L.C.                                                                       2,630,567           29,114,963
        *   AWG P.L.C.                                                                            76,018            1,092,962
            BAA P.L.C.                                                                         1,614,239           17,953,811
            BAE Systems P.L.C.                                                                 2,667,041           12,496,750
        *   Banco Santander Central Hispano SA                                                   841,876           10,033,633
            Barratt Developments P.L.C.                                                          338,959            3,329,838
            BBA Group P.L.C.                                                                     680,050            3,761,732
            Bellway P.L.C.                                                                        38,000              517,193
            Bovis Homes Group P.L.C.                                                             132,000            1,272,170
            BPB P.L.C.                                                                           458,500            3,857,096
            Bradford & Bingley P.L.C.                                                             80,259              421,938
            Britannic P.L.C.                                                                     278,864            2,213,019
        *   British Airways P.L.C.                                                             1,839,331            7,767,617
            British Land Co. P.L.C.                                                              870,090           13,610,932
            British Vita P.L.C.                                                                  286,388            1,466,422
            Brixton P.L.C.                                                                       359,333            2,217,502
            Cable and Wireless P.L.C.                                                          3,512,914            7,609,065
            Carnival P.L.C.                                                                      156,870            8,751,205
        *   Corus Group P.L.C.                                                                 6,312,988            6,630,051
            Derwent Valley Holdings P.L.C.                                                        49,351              927,107
            DeVere Group P.L.C.                                                                   85,228              713,960
            Dixons Group P.L.C.                                                                  333,402              927,542
        *   Duelguide Units P.L.C.                                                                36,010              370,184
        *   Easyjet P.L.C.                                                                       294,025            1,045,345
            FKI P.L.C.                                                                           856,795            2,171,803
            Friends Provident P.L.C.                                                           2,272,618            6,652,081
            Galen Holdings P.L.C.                                                                319,000            5,197,328
            Great Portland Estates P.L.C.                                                        239,324            1,464,984
            Greene King P.L.C.                                                                   105,263            2,400,651
            Hammerson P.L.C.                                                                     468,800            7,136,185
            Hanson P.L.C.                                                                        963,671            7,718,181
            HBOS P.L.C.                                                                           14,538              203,486
        *   HHG P.L.C.                                                                           842,619              780,794
            Hilton Group P.L.C.                                                                2,673,589           13,199,650
            Intercontinental Hotels Group P.L.C.                                                 968,773           12,321,669
        *   International Power P.L.C.                                                         2,525,271            7,316,497
            ITV P.L.C.                                                                         1,551,881            3,253,412
            Johnson Matthey P.L.C.                                                                43,250              837,103
            Kelda Group P.L.C.                                                                   161,510            1,664,219

            Kingfisher P.L.C.                                                                    659,395            3,628,560
            Land Securities Group P.L.C.                                                          78,654            1,931,002
            Liberty International P.L.C.                                                         469,345            7,948,434
            London Merchant Securities P.L.C.                                                    358,862            1,374,062
            Marks & Spencer Group P.L.C.                                                       1,197,239            7,507,828
            Mersey Docks & Harbour Co. P.L.C.                                                    115,042            1,963,986
            MFI Furniture Group P.L.C.                                                            66,600              147,555
            Millennium and Copthorne Hotels P.L.C.                                               493,245            3,403,860
            Mitchells & Butlers P.L.C.                                                           630,549            3,645,854
        *   MM02 P.L.C.                                                                        8,760,348           19,150,459
            Pearson P.L.C.                                                                       245,987            2,881,913
            Peninsular & Oriental Steam Navigation P.L.C.                                      1,130,420            6,506,424
            Pennon Group P.L.C.                                                                   58,615              993,265
            Persimmon P.L.C.                                                                     271,811            3,215,321
        *   Pillar Property P.L.C.                                                               131,128            1,766,906
        *   Premier Oil P.L.C.                                                                   119,812            1,281,811
            Quintain Estates & Development P.L.C.                                                 75,000              678,151
            Rio Tinto P.L.C.                                                                      83,136            2,429,211
            RMC Group P.L.C.                                                                     401,000            6,426,693
        *   Rolls Royce Group P.L.C.                                                           2,749,448           13,820,270
            Rolls Royce Group P.L.C.                                                          87,432,446              177,656
            Royal & Sun Alliance Insurance Group P.L.C.                                        5,018,810            7,069,730
            Royal Bank of Scotland Group P.L.C.                                                  219,664            6,750,397
            Sabmiller P.L.C.                                                                     192,609            3,241,389
            Sainsbury (J.) P.L.C.                                                              2,629,334           13,111,209
            Scottish & Newcastle P.L.C.                                                          976,911            8,005,286
            Scottish Power P.L.C.                                                              1,102,159            8,143,727
            Severn Trent P.L.C.                                                                  210,597            3,579,003
            Shire Pharmaceuticals Group P.L.C.                                                   683,427            6,850,230
            Singer & Friedlander Group P.L.C.                                                    253,818            1,360,647
            Slough Estates P.L.C.                                                                706,900            6,514,933
            Smith (David S.) Holdings P.L.C.                                                     547,941            1,559,927
            Somerfield P.L.C.                                                                    738,068            2,153,583
            Stanley Leisure P.L.C.                                                               189,634            1,618,826
            Tate & Lyle P.L.C.                                                                   660,070            6,201,623
            Taylor Woodrow P.L.C.                                                                998,309            4,430,105
        *   The Berkeley Group Holdings P.L.C.                                                   228,802            5,208,890
        *   Thus Group P.L.C.                                                                  1,857,640              506,804
            Trinity Mirror P.L.C.                                                                495,640            5,900,900
            United Utilities P.L.C.                                                              265,595            2,853,278
            Vodafone Group P.L.C.                                                             36,676,526           99,621,935
            Westbury P.L.C.                                                                       27,098              198,280
            Whitbread P.L.C.                                                                     520,965            7,943,848
            Wilson Bowden P.L.C.                                                                 105,900            2,014,911
            Wimpey (George) P.L.C.                                                               446,968            3,047,161
            Wolverhampton & Dudley Breweries P.L.C.                                              107,366            1,877,948
            Woolworths Group P.L.C.                                                            2,125,199            1,807,964
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $395,622,398)                                                                                          537,664,530
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    222,049
                                                                                                           ------------------
   (Cost $218,213)
   TOTAL -- UNITED KINGDOM
     (Cost $395,840,611)                                                                                          537,886,579
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (15.6%)
   COMMON STOCKS -- (15.4%)
        #   Aichi Steel Corp.                                                                    120,000              639,864
            AIOI Insurance Co., Ltd.                                                             928,735            4,099,014
            Aisin Seiki Co., Ltd.                                                                182,500            3,922,135
            Akita Bank, Ltd.                                                                     115,000              450,865
        #   Alpine Electronics, Inc.                                                              36,800              493,856
            Amada Co., Ltd.                                                                      376,000            1,892,739
        #   Anritsu Corp.                                                                         67,000              489,523
            Aoyama Trading Co., Ltd.                                                              47,700            1,177,185
            Asahi Breweries, Ltd.                                                                221,600            2,616,693
            Asatsu-Dk, Inc.                                                                       32,500              948,181
            Autobacs Seven Co., Ltd.                                                              23,700              691,733
            Awa Bank, Ltd.                                                                       196,600            1,196,489
            Bank of Iwate, Ltd.                                                                   15,300              708,959
        #   Bank of Kyoto, Ltd.                                                                  347,400            2,905,585
            Bank of Nagoya, Ltd.                                                                 185,000              954,565
            Canon Sales Co., Inc.                                                                124,900            1,788,562
            Chiba Bank, Ltd.                                                                     941,000            5,972,629
            Chudenko Corp.                                                                        41,100              594,696
            Chugoku Bank, Ltd.                                                                   238,800            2,606,569
            Citizen Watch Co., Ltd.                                                              318,000            2,878,243
            Coca-Cola West Japan Co., Ltd.                                                        58,400            1,453,691
            Comsys Holdings Corp.                                                                 92,000              790,402
            Cosmo Oil Co., Ltd.                                                                  764,000            2,217,655
            Dai Nippon Ink & Chemicals, Inc.                                                     459,000            1,037,281
            Dai Nippon Pharmaceutical Co., Ltd.                                                  106,000            1,019,438
            Dai Nippon Printing Co., Ltd.                                                        784,000           11,698,696
            Daicel Chemical Industries, Ltd.                                                     485,000            2,683,925
            Daido Steel Co., Ltd.                                                                274,000              749,659
            Daishi Bank, Ltd.                                                                    355,000            1,354,819
            Daiwa House Industry Co., Ltd.                                                       663,000            7,115,109
            Denso Corp.                                                                           22,500              537,877
        #   Ebara Corp.                                                                          173,000              769,700
            Ezaki Glico Co., Ltd.                                                                174,600            1,228,722
            Fuji Electric Co., Ltd.                                                              525,780            1,357,224
            Fuji Fire & Marine Insurance Co., Ltd.                                               297,000              967,308
            Fuji Heavy Industries                                                                493,000            2,277,016
            Fuji Oil Co., Ltd.                                                                    55,200              649,009
            Fuji Photo Film Co., Ltd.                                                            563,000           19,770,970
            Fujikura, Ltd.                                                                       241,000            1,080,405
            Fukui Bank, Ltd.                                                                     343,000            1,392,967
        #   Fukuoka Bank, Ltd.                                                                   418,000            2,647,827
            Fukuyama Transporting Co., Ltd.                                                      266,000            1,050,906
            Futaba Corp.                                                                          16,000              374,944
            Futaba Industrial Co., Ltd.                                                           44,100              715,289
            Glory, Ltd.                                                                           46,800              731,875
            Gunma Bank, Ltd.                                                                     323,000            1,689,328
            Gunze, Ltd.                                                                          148,000              645,146

            Hachijuni Bank, Ltd.                                                                 344,000            2,269,157
        *   Hankyu Corp.                                                                         174,000              672,142
            Hanshin Electric Railway Co., Ltd.                                                   216,000              711,083
            Heiwa Corp.                                                                           81,500            1,219,515
            Higo Bank, Ltd.                                                                      308,000            1,941,622
            Hitachi Cable, Ltd.                                                                  236,000              995,854
            Hitachi Maxell, Ltd.                                                                  96,000            1,303,233
            Hitachi Metals, Ltd.                                                                 360,000            2,041,542
            Hitachi, Ltd.                                                                      3,891,000           24,995,057
            Hokkoku Bank, Ltd.                                                                   223,000              989,578
            Hokuetsu Paper Mills, Ltd.                                                           162,000              876,828
            House Foods Corp.                                                                    117,000            1,665,322
            Hyakugo Bank, Ltd.                                                                   258,000            1,475,276
            Hyakujishi Bank, Ltd.                                                                314,000            1,844,631
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                       819,000            1,114,336
        *   Itochu Corp.                                                                         120,000              543,178
            Itoham Foods, Inc.                                                                   132,000              638,519
            Iyo Bank, Ltd.                                                                       204,000            1,488,562
            Japan Airport Terminal Co., Ltd.                                                      33,000              309,897
            Joyo Bank, Ltd.                                                                      545,000            2,549,901
            Juroku Bank, Ltd.                                                                    349,000            1,500,586
            Kagoshima Bank, Ltd.                                                                 132,000              795,400
            Kamigumi Co., Ltd.                                                                   357,000            2,766,866
        #   Kandenko Co., Ltd.                                                                   129,000              683,325
            Katokichi Co., Ltd.                                                                   34,500              650,155
        #   Kawasaki Heavy Industries, Ltd.                                                      910,000            1,369,900
            Kikkoman Corp.                                                                       259,000            2,361,000
            Kinden Corp.                                                                         167,000            1,229,842
            Kirin Brewery Co., Ltd.                                                              752,000            7,200,964
        #   Kissei Pharmaceutical Co., Ltd.                                                       41,000              858,892
            Kobe Steel, Ltd.                                                                   2,632,000            4,005,252
            Koito Manufacturing Co., Ltd.                                                        101,000              832,929
            Kokuyo Co., Ltd.                                                                      81,200              931,741
            Komori Corp.                                                                          47,000              648,548
            Kuraray Co., Ltd.                                                                    332,500            2,736,331
            KYORIN Pharmaceutical Co., Ltd.                                                       52,000              742,348
        #   Makita Corp.                                                                         209,000            3,228,203
            Marubeni Corp.                                                                     1,942,000            5,496,133
            Marui Co., Ltd.                                                                      345,200            4,561,048
            Maruichi Steel Tube, Ltd.                                                            117,000            2,051,704
            Matsushita Electric Industrial Co., Ltd.                                           2,684,135           39,847,476
            Matsushita Electric Works, Ltd.                                                      268,000            2,293,600
            Meiji Seika Kaisha, Ltd. Tokyo                                                       243,000            1,068,514
            Michinoku Bank, Ltd.                                                                  73,000              345,500
            Millea Holdings, Inc.                                                                  1,870           26,342,329
            Mitsubishi Gas Chemical Co., Inc.                                                    305,000            1,442,488
            Mitsubishi Heavy Industries, Ltd.                                                  3,355,000            9,601,127
            Mitsubishi Logistics Corp.                                                           106,000              984,889
            Mitsubishi Materials Corp.                                                           975,000            2,020,966
            Mitsui Chemicals, Inc.                                                               540,800            2,829,991
            Mitsui Engineering and Shipbuilding Co., Ltd.                                        481,000              801,907
            Mitsui Marine & Fire Insurance Co., Ltd.                                           1,564,000           13,746,639
            Mitsumi Electric Co., Ltd.                                                            45,800              505,707
            Mizuho Holdings, Inc.                                                                  1,192            5,173,642

            Morinaga Milk Industry Co., Ltd.                                                     160,000              644,584
            Musashino Bank, Ltd.                                                                  20,000              800,061
            Nagase & Co., Ltd.                                                                    87,000              687,585
            Namco, Ltd.                                                                           11,000              135,028
            Nanto Bank, Ltd.                                                                     317,000            1,532,365
            NGK Insulators, Ltd.                                                                 216,000            1,791,941
            NGK Spark Plug Co., Ltd.                                                             144,000            1,401,487
            Nichicon Corp.                                                                        51,200              633,612
            Nichirei Corp.                                                                       180,000              670,824
        #   Nifco, Inc.                                                                           37,000              567,669
            Nihon Unisys, Ltd.                                                                    69,100              641,335
            Nippon Broadcasting System, Inc.                                                      20,690              978,259
            Nippon Kayaku Co., Ltd.                                                              128,000              699,364
            Nippon Meat Packers, Inc., Osaka                                                     144,000            1,860,776
            Nippon Mitsubishi Oil Corp.                                                        1,871,050           12,279,544
            Nippon Paint Co., Ltd.                                                               167,000              670,721
            Nippon Sheet Glass Co., Ltd.                                                         280,000            1,076,398
        *   Nippon Shinpan Co., Ltd.                                                             191,000              675,452
            Nippon Shokubai Co., Ltd.                                                            163,000            1,338,046
            Nippon Television Network Corp.                                                        9,400            1,358,813
        #   Nishimatsu Construction Co., Ltd.                                                    364,000            1,141,553
            Nishi-Nippon Bank, Ltd.                                                              112,540              485,374
            Nissay Dowa General Insurance Co., Ltd.                                              383,000            1,786,299
            Nisshin Seifun Group, Inc.                                                           148,000            1,622,155
            Nisshin Steel Co., Ltd.                                                              627,000            1,494,189
            Nisshinbo Industries, Inc.                                                           305,000            2,084,653
      # *   Nissho Iwai-Nichmen Holdings Corp.                                                   130,400              547,916
        #   NSK, Ltd.                                                                            319,000            1,481,284
            Obayashi Corp.                                                                       520,000            3,225,959
            Ogaki Kyoritsu Bank, Ltd.                                                             68,000              361,150
            Oji Paper Co., Ltd.                                                                  275,000            1,564,800
            Okumura Corp.                                                                        144,000              793,282
            Onward Kashiyama Co., Ltd.                                                           100,000            1,357,842
            PanaHome Corp.                                                                       106,000              543,820
            Pioneer Electronic Corp.                                                             139,800            2,613,796
            Promise Co., Ltd.                                                                     60,500            4,220,704
            Q.P. Corp.                                                                           109,600              960,526
        #   Rengo Co., Ltd.                                                                      152,000              696,632
        *   Resona Holdings, Inc.                                                              1,873,000            3,307,879
            San In Godo Bank, Ltd.                                                               110,000              882,181
            Sanwa Shutter Corp.                                                                  101,000              563,623
            Sanyo Shinpan Finance Co., Ltd.                                                       19,800            1,273,932
        #   Sapporo Breweries, Ltd.                                                              251,000            1,083,835
            Sapporo Hokuyo Holdings, Inc.                                                            224            1,565,943
            Seino Transportation Co., Ltd.                                                       193,000            1,751,928
            Sekisui Chemical Co., Ltd.                                                           557,000            3,646,982
            Sekisui House, Ltd.                                                                  942,000           10,378,242
            Seventy-seven (77) Bank, Ltd.                                                        241,000            1,567,945
            SFCG Co., Ltd.                                                                         8,010            1,971,516
            Shiga Bank, Ltd.                                                                     272,000            1,484,603
            Shikoku Bank, Ltd.                                                                    72,000              412,853
            Shimachu Co., Ltd.                                                                    36,200              858,825
            Shinko Securities Co., Ltd.                                                          470,000            1,418,171
            Shizuoka Bank, Ltd.                                                                  473,000            4,154,962

            Sumitomo Bakelite Co., Ltd.                                                          105,000              610,069
            Sumitomo Corp.                                                                       471,000            3,964,211
            Sumitomo Electric Industries, Ltd.                                                   472,000            4,934,630
            Sumitomo Forestry Co., Ltd.                                                          139,000            1,217,377
            Sumitomo Metal Industries, Ltd. Osaka                                                592,000              787,024
            Sumitomo Metal Mining Co., Ltd.                                                      313,000            2,340,059
            Sumitomo Osaka Cement Co., Ltd.                                                      269,000              591,633
            Sumitomo Trust & Banking Co., Ltd.                                                    21,000              139,903
            Suzuken Co., Ltd.                                                                     54,000            1,269,287
            Taiheiyo Cement Corp.                                                              1,209,800            3,023,219
            Taisei Corp.                                                                         527,000            2,077,690
            Taiyo Yuden Co., Ltd.                                                                 77,000              782,756
            Takara Standard Co., Ltd.                                                            118,000              696,478
            Takashimaya Co., Ltd.                                                                124,000            1,172,422
            Teijin, Ltd.                                                                         893,000            3,829,691
            Teikoku Oil Co., Ltd.                                                                346,000            1,878,076
            Toda Corp.                                                                           203,000              906,207
            Toho Bank, Ltd.                                                                       97,000              356,918
            Tokai Tokyo Securities Co., Ltd.                                                     155,000              440,169
            Tokuyama Corp.                                                                       248,000            1,417,399
            Tokyo Broadcasting System, Inc.                                                      117,500            1,859,950
            Tokyo Style Co., Ltd.                                                                133,000            1,486,662
            Tokyo Tatemono Co., Ltd.                                                             143,000              920,968
            Toppan Printing Co., Ltd.                                                            441,000            4,576,733
            Toshiba TEC Corp.                                                                    181,000              804,742
            Tostem Inax Holding Corp.                                                            228,000            4,022,909
            Toyo Ink Manufacturing Co., Ltd.                                                     174,000              615,254
            Toyo Seikan Kaisha, Ltd.                                                             287,600            4,687,662
            Toyo Suisan Kaisha, Ltd.                                                              64,000              825,720
            Toyota Auto Body Co., Ltd.                                                            86,000            1,414,103
            Toyota Tsusho Corp.                                                                   79,000            1,188,614
            TV Asahi Corp.                                                                           202              413,308
            UNY Co., Ltd.                                                                        133,000            1,436,923
            Wacoal Corp.                                                                         149,000            1,673,221
            Yamagata Bank, Ltd.                                                                  100,000              468,422
            Yamaguchi Bank, Ltd.                                                                 133,000            1,349,530
            Yamanashi Chuo Bank, Ltd.                                                            119,000              700,781
            Yamatake Corp.                                                                        20,000              210,126
            Yamazaki Baking Co., Ltd.                                                            155,000            1,402,650
            Yokohama Rubber Co., Ltd.                                                            410,000            1,434,541
            York-Benimaru Co., Ltd.                                                               29,300              808,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $443,108,095)                                                                                          464,821,980
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Japanese Yen                                                                                            6,275,105
                                                                                                           ------------------
   (Cost $6,276,971)
   TOTAL -- JAPAN
     (Cost $449,385,066)                                                                                          471,097,085
                                                                                                           ------------------

   FRANCE -- (10.8%)
   COMMON STOCKS -- (10.8%)
            AGF (Assurances Generales de France SA)                                              177,559           12,204,896
            Air France                                                                           192,225            3,639,817
            Air Liquide SA                                                                         9,820            1,671,861
            Arcelor SA                                                                           167,800            3,697,167
            AXA                                                                                1,670,413           39,122,585
            BNP Paribas SA                                                                       902,415           62,745,944
            Bongrain SA                                                                            7,145              484,919
      # *   Business Objects SA                                                                   54,856            1,280,655
        *   Cap Gemini SA                                                                         96,137            3,102,836
      # *   Club Mediterranee SA                                                                   8,962              411,643
            Compagnie de Saint-Gobain                                                            348,170           19,808,301
        #   Compagnie Francaise d'Etudes et de Construction Technip SA                            16,088            2,694,337
            Credit Agricole SA                                                                    27,709              820,511
            Eiffage SA                                                                             6,954              693,811
            Esso SA                                                                                  686              101,897
            Euler-Hermes SA                                                                       10,354              678,291
        *   Eurafrance                                                                            18,000            1,403,840
        #   Faurecia SA                                                                           30,445            2,276,996
        #   Fimalac SA                                                                            46,887            2,125,196
            Generale des Establissements Michelin SA Series B                                    107,620            6,221,184
            Havas SA                                                                             300,744            1,661,907
            Imerys SA                                                                             44,000            3,363,354
            LaFarge SA                                                                           139,696           13,122,402
            LaFarge SA Prime Fidelity                                                             85,542            8,043,508
            Lagardere S.C.A. SA                                                                   10,900              778,878
            Nexans                                                                                 9,618              370,496
            Peugeot SA                                                                           238,144           14,551,758
            Pinault Printemps Redoute SA                                                          67,999            7,065,871
            Rallye SA                                                                             18,020              866,072
        #   Remy Cointreau SA                                                                     56,022            2,073,614
            Renault SA                                                                           207,598           16,996,011
        #   Rexel SA                                                                              10,713              542,322
            SA Des Galeries Lafayette                                                                900              202,478
            Schneider SA                                                                         209,919           14,594,986
            SEB SA Prime Fidelity                                                                  9,900            1,006,552
            Societe BIC SA                                                                        52,288            2,542,068
        #   Societe des Ciments de Francais                                                       35,796            3,142,950
            Societe Generale Paris                                                               293,528           28,347,570
            Sodexho Alliance SA                                                                   14,126              429,816
            Suez (ex Suez Lyonnaise des Eaux)                                                    701,284           16,488,080
            Thomson Multimedia                                                                   179,505            4,311,546
        #   Unibail SA                                                                            34,832            4,955,962
            Valeo SA                                                                              73,528            2,911,246
            Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                     4,504              622,748
        *   Vivendi Universal SA                                                                 403,364           11,886,532
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $220,711,106)                                                                                          326,065,414
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          16,500               18,421
        *   Rallye SA Series B Warrants 11/30/05                                                  18,020                2,383
                                                                                                           ------------------

   TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                                    20,804
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $220,739,693)                                                                                          326,086,218
                                                                                                           ------------------

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Rekapacific Berhad
   (Cost $1,085,853)                                                                             691,000                    0
                                                                                                           ------------------

   GERMANY -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Aachener und Muenchener Beteiligungs AG                                               33,828            2,556,439
            Allianz AG                                                                            11,053            1,381,828
            BASF AG                                                                              386,050           26,064,201
            Bayer AG                                                                             498,853           15,829,617
            Bayerische Motorenwerke AG                                                            23,035              976,317
        *   Bayerische Vereinsbank AG                                                            573,132           12,777,641
            BHW Holding AG                                                                        10,667              144,370
            Bilfinger & Berger Bau AG                                                             23,702              887,947
        *   Commerzbank AG                                                                       408,050            8,157,135
            DaimlerChrysler AG                                                                 1,037,459           46,429,283
            Deutsche Bank AG                                                                     589,811           49,954,035
            E.ON AG                                                                               12,593            1,060,464
            Fraport AG                                                                            68,708            2,676,797
            Fresenius Medical Care AG                                                             27,600            2,160,307
        *   Heidelberger Druckmaschinen AG                                                        46,167            1,578,133
            Heidelberger Zement AG                                                                70,373            3,993,505
            Hochtief AG                                                                           56,150            1,667,607
        *   Hypo Real Estate Holding AG                                                           84,277            3,263,856
            IVG Immobilien AG                                                                     30,276              460,689
            Karstadt Quelle AG                                                                    12,500              128,405
            Linde AG                                                                              77,043            4,733,669
            Merck KGAA                                                                            36,000            2,072,910
        *   MG Technologies AG                                                                   150,773            1,780,689
        #   Preussag AG                                                                          131,223            2,925,027
            Salzgitter AG                                                                         13,041              263,659
            SCA Hygiene Products AG                                                                3,550            1,366,619
            ThyssenKrupp AG                                                                      325,691            7,076,828
            Vattenfall Europe AG                                                                  94,898            3,658,597
            Volkswagen AG                                                                        202,446            9,107,320
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $180,557,681)                                                                                          215,133,894
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Karstadt Quelle AG Rights 12/09/04                                                    12,500               29,737
                                                                                                           ------------------
   (Cost $70,225)
   TOTAL -- GERMANY
     (Cost $180,627,906)                                                                                          215,163,631
                                                                                                           ------------------

   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Baloise-Holding                                                                      214,760            9,027,920
            Bank Sarasin & Cie Series B, Basel                                                       180              299,479
            Banque Cantonale Vaudoise                                                             12,608            1,946,224
            Berner Kantonalbank                                                                   23,400            3,325,566
        *   Ciba Spezialitaetenchemie Holding AG                                                  81,000            5,862,257
            Cie Financiere Richemont AG Series A                                               1,251,000           38,073,212
            Clariant AG                                                                           19,200              298,870
        *   Credit Swisse Group                                                                  806,195           31,473,228
        *   Fischer (Georg) AG, Schaffhausen                                                       1,280              330,452
        #   Givaudan SA                                                                            5,792            3,828,374
            Helvetia Patria Holding                                                                7,696            1,072,659
            Holcim, Ltd.                                                                         199,770           11,440,948
            Jelmoli Holding AG                                                                       500              690,230
            Luzerner Kantonalbank AG                                                              14,627            2,681,791
            Pargesa Holding SA, Geneve                                                             1,935            6,538,318
            PSP Swiss Property AG                                                                109,600            4,681,675
            Rieters Holdings AG                                                                    7,860            2,284,323
            Sig Holding AG                                                                        44,130            9,945,721
        *   Sika Finanz AG, Baar                                                                   3,828            2,261,329
        #   St. Galler Kantonalbank                                                               14,319            3,512,490
        *   Swiss Life AG                                                                        132,137           17,356,050
            Swiss Reinsurance Co., Zurich                                                         82,700            5,524,052
        *   Syngenta AG                                                                          165,100           17,492,792
        #   Unaxis Holding AG                                                                     45,400            4,796,859
        *   Valiant Holding AG                                                                    39,295            3,566,334
            Valora Holding AG                                                                     12,170            2,949,565
        *   Zurich Financial SVCS AG                                                             152,206           23,419,596
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $148,683,401)                                                                                          214,680,314
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                8,116               90,582
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $148,683,401)                                                                                          214,770,896
                                                                                                           ------------------

   AUSTRALIA -- (6.4%)
   COMMON STOCKS -- (6.2%)
            Amcor, Ltd.                                                                          862,273            4,942,349
            AMP, Ltd.                                                                          1,026,661            5,453,050
        #   Ansell, Ltd.                                                                         303,463            2,151,028
            APN News & Media, Ltd.                                                               495,309            1,910,807
            Australand Property Group                                                            292,716              411,887
            AWB, Ltd.                                                                            356,256            1,309,632

            AXA Asia Pacific Holdings, Ltd.                                                    2,837,724            8,777,105
        #   Bluescope Steel, Ltd.                                                              1,252,100            8,134,416
            Boral, Ltd.                                                                          919,617            4,895,282
            Caltex Australia, Ltd.                                                               440,369            3,121,553
            Commonwealth Bank of Australia                                                     1,251,077           30,387,664
            CSR, Ltd.                                                                          1,514,337            3,010,727
            Downer Group, Ltd.                                                                   223,115              772,283
            Futuris Corp., Ltd.                                                                  458,719              748,533
            Insurance Australiz Group, Ltd.                                                    1,466,691            6,613,074
            Lend Lease Corp., Ltd.                                                               568,460            5,344,330
            Lion Nathan, Ltd.                                                                    871,345            5,354,657
            Mayne Group, Ltd.                                                                  1,301,416            4,286,592
        #   Mirvac, Ltd.                                                                       1,185,081            4,330,046
            National Australia Bank, Ltd.                                                      1,252,892           27,239,746
            Onesteel, Ltd.                                                                       446,887              852,312
            Orica, Ltd.                                                                          358,303            5,418,336
            Origin Energy, Ltd.                                                                  694,412            3,776,075
            Paperlinx, Ltd.                                                                      727,704            2,614,992
            Publishing and Broadcasting, Ltd.                                                    405,482            4,895,936
            Quantas Airways, Ltd.                                                              3,393,231            9,378,667
            Rinker Group, Ltd.                                                                 1,155,484            8,572,213
            Santos, Ltd.                                                                         953,246            6,529,804
        #   Seven Network, Ltd.                                                                  383,865            1,866,988
        *   Southcorp, Ltd.                                                                    1,146,542            3,232,560
            Stockland Trust Group                                                                 22,084              100,390
        *   Stockland Trust Group                                                                    783                3,548
            WMC Resources, Ltd.                                                                1,821,249           10,096,940
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $123,337,406)                                                                                          186,533,522
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Australian Dollar                                                                                       6,012,695
                                                                                                           ------------------
   (Cost $6,108,819)
   TOTAL -- AUSTRALIA
     (Cost $129,446,225)                                                                                          192,546,217
                                                                                                           ------------------

   SPAIN -- (4.9%)
   COMMON STOCKS -- (4.9%)
        #   Acerinox SA                                                                          261,360            3,836,009
            Arcelor SA                                                                            30,000              662,119
            Autopistas Concesionaria Espanola SA                                                 496,408           10,306,237
            Banco de Andalucia                                                                       900               84,421
            Banco de Sabadell SA                                                                 154,021            3,458,030
        #   Banco Pastor SA                                                                       59,400            1,939,044
        #   Banco Santander Central Hispanoamerica SA                                          2,754,687           33,045,586
            Cementos Portland SA                                                                  21,016            1,175,481
            Corporacion Mapfre Compania Internacional de Reaseguros SA                           146,555            2,057,465
            Ebro Puleva SA                                                                       120,322            1,549,160
            Endesa SA, Madrid                                                                  1,136,646           24,487,412
            Gas Natural SA, Buenos Aires                                                         121,385            3,474,711
        #   Iberdrola SA                                                                         535,000           12,597,452

            Iberia Lineas Aereas de Espana SA                                                    617,500            2,013,474
            Inmobiliaria Colonial SA ICSA                                                         32,300            1,243,490
        #   Inmobiliaria Urbis SA                                                                 96,328            1,325,041
        #   Metrovacesa SA                                                                        69,066            3,290,079
            Repsol SA                                                                          1,289,224           31,413,737
            Sociedad General de Aguas de Barcelona SA                                            119,484            2,236,550
        #   Sol Melia SA                                                                         157,217            1,474,608
            Union Fenosa SA                                                                      230,000            5,925,764
            Vallehermoso SA                                                                       46,125              705,967
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $99,497,069)                                                                                           148,301,837
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                            119,484               22,232
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $99,497,069)                                                                                           148,324,069
                                                                                                           ------------------

   NETHERLANDS -- (4.2%)
   COMMON STOCKS -- (4.2%)
            ABN AMRO Holding NV                                                                   48,226            1,184,128
            Aegon NV                                                                           1,335,528           16,512,414
            Buhrmann NV                                                                           94,439              843,671
            DSM NV                                                                                99,492            5,992,654
            Hunter Douglas NV                                                                     94,242            4,750,608
            IHC Caland NV                                                                         21,931            1,341,229
            ING Groep NV                                                                       1,856,950           50,968,074
        *   Koninklijke Ahold NV                                                                 713,522            5,243,102
            Koninklijke KPN NV                                                                   778,922            6,757,700
            Koninklijke Nedlloyd NV                                                               12,142              616,114
            Koninklijke Philips Electronics NV                                                   780,482           20,113,730
            NV Holdingsmij de Telegraaf                                                            6,800              161,860
            Oce NV                                                                                60,734              907,927
        *   Versatel Telecom International NV                                                    323,150              858,891
            VNU NV                                                                               380,388           11,476,796
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $89,713,830)                                                                                           127,728,898
                                                                                                           ------------------

   SWEDEN -- (3.7%)
   COMMON STOCKS -- (3.6%)
      # *   Ainax AB                                                                              40,366            1,601,623
            Carbo AB                                                                               2,900               79,805
            Castellum AB                                                                           4,100              142,427
            Electrolux AB Series B                                                               168,300            3,703,241
            Gambro AB Series A                                                                   555,400            7,197,790
            Gambro AB Series B                                                                   216,300            2,715,309
            Holmen AB Series A                                                                     6,300              233,677
            Holmen AB Series B                                                                   155,700            5,437,892

            NCC AB Series B                                                                       59,700              753,603
            Nordic Baltic Holdings AB                                                          1,843,100           18,092,336
            Skandinaviska Enskilda Banken Series A                                               196,000            3,730,512
            Skandinaviska Enskilda Banken Series C                                                 9,800              181,344
            SSAB Swedish Steel Series A                                                          180,800            4,361,398
            SSAB Swedish Steel Series B                                                           60,500            1,433,272
            Svenska Cellulosa AB Series A                                                         19,000              794,428
            Svenska Cellulosa AB Series B                                                        221,100            9,214,003
            Svenska Kullagerfabriken AB Series A                                                  22,650              965,142
            Svenska Kullagerfabriken AB Series B                                                  29,700            1,262,280
            Telia AB                                                                           1,875,000           11,425,027
            Trelleborg AB Series B                                                               160,600            2,658,989
            Volvo AB Series A                                                                    243,200            9,574,994
            Volvo AB Series B                                                                    443,400           18,072,158
            Whilborg Fastigheter AB Class B                                                      173,980            3,457,233
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $70,971,563)                                                                                           107,088,483
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Swedish Krona                                                                                           3,698,511
                                                                                                           ------------------
   (Cost $3,705,806)
   TOTAL -- SWEDEN
     (Cost $74,677,369)                                                                                           110,786,994
                                                                                                           ------------------

   HONG KONG -- (3.2%)
   COMMON STOCKS -- (3.2%)
            Cheung Kong Holdings, Ltd.                                                         1,648,000           15,846,285
            China Overseas Land & Investment, Ltd.                                             1,864,000              442,873
            China Travel International Investment, Ltd.                                          680,000              205,117
            Great Eagle Holdings, Ltd.                                                           175,987              418,358
            Hang Lung Development Co., Ltd.                                                    2,518,000            4,721,136
            Henderson Land Development Co., Ltd.                                                 123,000              638,612
            Hong Kong and Shanghai Hotels, Ltd.                                                  372,000              348,818
            Hopewell Holdings, Ltd.                                                            1,455,000            3,771,769
            Hutchison Whampoa, Ltd.                                                            2,319,000           20,660,149
            Hysan Development Co., Ltd.                                                        2,157,039            4,377,561
            Kerry Properties, Ltd.                                                             2,312,291            4,951,737
            New Asia Realty & Trust Co., Ltd.                                                    140,000               66,640
            New World Development Co., Ltd.                                                    2,625,649            2,946,084
        #   Shanghai Industrial Holdings, Ltd.                                                 1,094,000            2,203,508
        #   Shangri-La Asia, Ltd.                                                              4,190,734            5,359,848
        #   Shun Tak Holdings, Ltd.                                                              134,000              135,857
        #   Sino Land Co., Ltd.                                                                8,041,407            7,689,791
            Tsim Sha Tsui Properties, Ltd.                                                       472,000              661,501
            Wharf Holdings, Ltd.                                                               3,619,214           12,871,190
            Wheelock and Co., Ltd.                                                             3,940,000            6,508,047
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,052,663)                                                                                            94,824,881
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                         203,239
                                                                                                           ------------------
   (Cost $203,299)

   RIGHTS/WARRANTS -- (0.0%)
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        136,000               13,292
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $77,255,962)                                                                                            95,041,412
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   Alitalia Linee Aeree Italiane SpA Series A                                         6,690,000            2,295,497
        *   Banca Antoniana Popolare Veneta SpA                                                   83,000            1,985,205
            Banca Monte Dei Paschi di Siena SpA                                                1,623,479            5,306,690
      # *   Banca Nazionale del Lavoro SpA                                                     2,230,687            5,457,494
        #   Banca Popolare di Lodi Scarl                                                         437,995            4,889,598
            Banca Popolare di Milano                                                             665,400            5,414,145
            Benetton Group SpA                                                                   181,249            2,179,239
        #   Buzzi Unicem SpA                                                                      67,793              950,378
            Caltagirone Editore SpA                                                              222,304            1,889,830
            Capitalia SpA                                                                      2,910,876           11,419,773
            CIR SpA (Cie Industriale Riunite), Torino                                            500,000            1,253,920
        #   Compagnia Assicuratrice Unipol SpA                                                   452,120            2,000,977
      # *   Edison SpA                                                                         1,390,717            2,856,235
            Erg SpA                                                                              197,993            2,203,693
      # *   Fiat SpA                                                                           1,054,970            7,814,046
            Italcementi SpA                                                                      444,060            6,715,735
            Italmobiliare SpA, Milano                                                             33,664            1,949,937
            Manifattura Lane Gaetano Marzotto & Figli SpA                                          5,573               99,295
            Milano Assicurazioni SpA                                                             182,000              917,096
            Pirelli & Co. SpA                                                                  1,486,658            1,891,787
        #   SAI SpA (Sta Assicuratrice Industriale), Torino                                      167,605            4,076,989
            San Paolo-IMI SpA                                                                    121,701            1,670,468
            Societe Cattolica di Assicurazoni Scarl SpA                                            8,800              387,448
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,926,723)                                                                                            75,625,475
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Fiat SpA Warrants 01/31/07                                                            51,693                8,224
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ITALY
     (Cost $69,926,723)                                                                                            75,633,699
                                                                                                           ------------------

   IRELAND -- (1.6%)
   COMMON STOCKS -- (1.6%)
            Allied Irish Banks P.L.C.                                                            144,188            2,798,692
            Bank of Ireland P.L.C.                                                                99,637            1,518,985
            CRH P.L.C.                                                                           545,646           13,761,010
        *   Elan Corp. P.L.C.                                                                    690,634           17,993,169

            Irish Permanent P.L.C.                                                               650,175           11,241,742
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $26,709,697)                                                                                            47,313,598
                                                                                                           ------------------

   FINLAND -- (1.5%)
   COMMON STOCKS -- (1.5%)
            Huhtamaki Van Leer Oyj                                                                 2,300               33,653
      # *   Kemira GrowHow Oyj                                                                    21,542              157,467
            Kemira Oyj                                                                           101,377            1,403,187
            Kesko Oyj                                                                            157,000            3,651,209
            Metso Oyj                                                                            219,166            3,509,431
            M-real Oyj Series B                                                                  253,400            1,651,678
            Okobank Class A                                                                       65,000              903,664
            Outokumpu Oyj Series A                                                               351,300            6,533,481
            Rautaruukki Oyj Series K                                                              12,900              155,654
            Stora Enso Oyj Series R                                                              766,900           12,227,695
            Upm-Kymmene Oyj                                                                      539,400           12,165,996
        #   Wartsila Corp. Oyj Series B                                                           39,600            1,374,564
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $31,526,494)                                                                                            43,767,679
                                                                                                           ------------------

   BELGIUM -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Ackermans & Van Haaren SA                                                              4,187              142,184
            Algemene Mij Voor Nijverheidskredit Almanij                                           94,286            8,460,761
            Banque Nationale de Belgique                                                           1,049            4,441,149
            Bekaert SA                                                                             2,787              218,038
            Cofinimmo SA                                                                           1,108              177,423
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                109,966            8,509,068
            Dexia SA                                                                             191,251            4,080,385
            D'Ieteren SA                                                                             431               81,571
            Groupe Bruxelles Lambert                                                              55,500            4,336,610
        *   ING Bank Belgium NV                                                                      128                    4
            Nationale a Portefeuille                                                               4,029              763,223
            Sofina SA                                                                             10,500              694,874
            Suez (ex Suez Lyonnaise des Eaux)                                                     95,400            2,239,088
            Tessenderlo Chemie                                                                    31,155            1,298,467
            Union Miniere SA                                                                      70,740            6,405,311
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,690,265)                                                                                            41,848,156
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Umicore-Strip VVPR Rights                                                              2,009                  265
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $26,690,265)                                                                                            41,848,421
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   DENMARK -- (1.2%)
   COMMON STOCKS -- (1.2%)
            Carlsberg A.S. Series B                                                               32,525            1,517,604
            Codan A.S.                                                                            57,000            2,919,597
            Danisco A.S.                                                                          56,130            3,423,707
            Danske Bank A.S.                                                                     395,753           11,832,330
      # *   Jyske Bank A.S.                                                                       82,000            2,945,370
            Nordea AB                                                                            475,918            4,667,916
            Rockwool, Ltd.                                                                        31,200            1,502,307
            Sydbank A.S.                                                                           7,120            1,351,873
            Tele Danmark A.S.                                                                    179,750            7,369,301
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,184,424)                                                                                            37,530,005
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                  527
                                                                                                           ------------------
   (Cost $506)
   TOTAL -- DENMARK
     (Cost $23,184,930)                                                                                            37,530,532
                                                                                                           ------------------

   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
            DBS Group Holdings, Ltd.                                                             672,000            6,477,280
            Fraser & Neave, Ltd.                                                                 756,290            6,733,037
            Keppel Corp., Ltd.                                                                   570,000            2,797,082
        #   Neptune Orient Lines, Ltd.                                                           801,000            1,440,753
            Overseas Chinese Banking Corp., Ltd.                                                  94,000              768,699
            Sembcorp Industries, Ltd.                                                          1,700,000            1,505,050
            Singapore Airlines, Ltd.                                                           1,258,000            8,361,262
            Singapore Land, Ltd.                                                                 813,000            2,221,984
            United Overseas Bank, Ltd.                                                            66,000              547,881
            United Overseas Land, Ltd.                                                         1,734,000            2,458,662
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,461,854)                                                                                            33,311,690
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                       1,127,329
                                                                                                           ------------------
   (Cost $1,126,620)
   TOTAL -- SINGAPORE
     (Cost $27,588,474)                                                                                            34,439,019
                                                                                                           ------------------

   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
            Den Norske Bank ASA Series A                                                         759,794            7,170,633
            Norsk Hydro ASA                                                                      200,940           16,466,917
            Norske Skogindustrier ASA Series A                                                   247,500            5,265,472

            Storebrand ASA                                                                       355,300            3,163,737
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,217,193)                                                                                            32,066,759
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                           524,680
                                                                                                           ------------------
   (Cost $525,947)
   TOTAL -- NORWAY
     (Cost $23,743,140)                                                                                            32,591,439
                                                                                                           ------------------

   AUSTRIA -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Bank Austria Creditanstalt AG                                                         45,184            3,847,276
            Bohler Uddeholm AG                                                                     6,402              758,788
            OMV AG                                                                                11,385            3,007,395
        #   Voestalpine AG                                                                        62,211            4,450,174
            Wienerberger AG                                                                       16,123              717,244
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $7,462,154)                                                                                             12,780,877
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                       1,428,405            3,572,420
            Banco Espirito Santo e Comercial de Lisboa                                            86,280            1,526,668
            BPI SGPS SA                                                                          477,999            1,946,299
        #   Cimpor Cimentos de Portugal SA                                                       503,265            2,792,308
            Portucel-Empresa Produtora de Pasta de Papel SA                                    1,442,478            2,938,854
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $10,531,651)                                                                                            12,776,549
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Agricultural Bank of Greece S.A.                                                     123,600            1,011,961
            Alpha Credit Bank                                                                     35,040            1,100,861
            Bank of Greece                                                                         8,520            1,077,870
            Bank of Piraeus S.A.                                                                   4,600               72,272
            Commercial Bank of Greece                                                             44,760            1,364,782
            EFG Eurobank Ergasias S.A.                                                            60,097            1,751,263
            Hellenic Petroleum S.A.                                                              159,140            1,666,698
            Hellenic Tellecommunication Organization Co. S.A.                                    140,460            2,309,191
            National Bank of Greece                                                               20,176              622,832
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $7,215,408)                                                                                             10,977,730
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  99,828              555,368
            Carter Holt Harvey, Ltd.                                                           1,955,577            3,108,333
            Fletcher Building, Ltd.                                                              440,315            1,942,870
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,198,478)                                                                                              5,606,571
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                        624,922
                                                                                                           ------------------
   (Cost $624,200)
   TOTAL -- NEW ZEALAND
     (Cost $4,822,678)                                                                                              6,231,493
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.2%)
   INVESTMENT IN CURRENCY -- (0.2%)
        *   Euro Currency                                                                                           5,870,958
                                                                                                           ------------------
   (Cost $5,800,001)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (7.1%)
            Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
              (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from
              05/15/05 to 02/15/16, valued at $183,600,001) to be repurchased at
              $180,009,800 (Cost $180,000,000) ^                                                 180,000          180,000,000
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07, valued at
              $33,384,773) to be repurchased at $32,928,720 (Cost $32,927,000)                    32,927           32,927,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $212,927,000)                                                                                          212,927,000
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
  (Cost $2,345,081,600)++                                                                                  $    3,014,120,993
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 JAPAN -- (77.5%)
 COMMON STOCKS -- (76.7%)
 * A&A Material Corp.                                                            123,000   $       170,730
 * ABILIT Corp.                                                                   22,000           192,119
 # Achilles Corp.                                                                549,000           920,852
   Aderans Co., Ltd.                                                              72,850         1,603,895
   Advan Co., Ltd.                                                                48,700           595,887
   ADVANEX, Inc.                                                                  78,000           308,808
*# Aeon Fantasy Co., Ltd.                                                         21,000           493,120
 * Ahjikan Co., Ltd.                                                              10,500            81,945
 # Ahresty Corp.                                                                  28,300           351,478
   Aica Kogyo Co., Ltd.                                                          111,000         1,281,041
   Aichi Bank, Ltd.                                                               19,000         1,479,008
   Aichi Corp.                                                                   136,000           590,910
 * Aichi Machine Industry Co., Ltd.                                              153,000           522,188
 # Aichi Steel Corp.                                                              68,000           362,590
   Aichi Tokei Denki Co., Ltd.                                                    67,000           195,785
   Aida Engineering, Ltd.                                                        113,000           468,119
   Aigan Co., Ltd.                                                                33,500           290,783
   Aiphone Co., Ltd.                                                              35,600           618,452
   Airport Facilities Co., Ltd.                                                   92,970           486,606
   Airtech Japan, Ltd.                                                            12,100           103,253
   Aisan Industry Co., Ltd.                                                       90,900           825,577
 * Akai Electric Co., Ltd.                                                       363,000             3,531
   Akebono Brake Industry Co., Ltd.                                              166,000           821,612
   Akita Bank, Ltd.                                                              363,000         1,423,164
 # Allied Telesis KK                                                             130,700           274,687
   Aloka Co., Ltd.                                                                49,000           317,688
   Alpha Systems, Inc.                                                            19,600           339,384
 # Alpine Electronics, Inc.                                                      108,500         1,456,070
 # Alps Logistics Co., Ltd.                                                       24,000           539,400
   Altech Co., Ltd.                                                               14,000            62,569
 * Altech Corp.                                                                   12,750           169,242
 # Amano Corp.                                                                   154,000         1,402,316
   Amatsuji Steel Ball Manufacturing Co.,
     Ltd.                                                                         42,000           428,030
   Ando Corp.                                                                    140,000           349,099
   Anest Iwata Corp.                                                              74,000           201,628
 # Anrakutei Co., Ltd.                                                            30,000           207,591
 # Anritsu Corp.                                                                 170,000         1,242,072
 * AOC Holdings, Inc.                                                            111,100         1,375,848
   AOI Advertising Promotion, Inc.                                                21,000           155,822
   AOI Electronics Co., Ltd.                                                      19,300           282,955
   Aoki International Co., Ltd.                                                   87,400         1,101,488
   Aomori Bank, Ltd.                                                             342,000         1,378,461
 * Apic Yamada Corp.                                                              20,000            72,196
*# Arai-Gumi, Ltd.                                                                34,450            64,811
   Arakawa Chemical Industries, Ltd.                                              28,500           377,157
   Araya Industrial Co., Ltd.                                                     84,000           192,486
 * Argo 21 Corp.                                                                  13,200            93,426
   Ariake Japan Co., Ltd.                                                         26,000           628,879
   Aronkasei Co., Ltd.                                                            66,000           310,560
 # As One Corp.                                                                   24,500           709,550
   Asahi Denka Kogyo KK                                                          169,000         1,628,994
   Asahi Diamond Industrial Co., Ltd.                                            133,000           720,483
   Asahi Kogyosha Co., Ltd.                                                       48,000           157,598
   Asahi Organic Chemicals Industry Co.,
     Ltd.                                                                        179,000           546,173
 # Asahi Pretec Corp.                                                             36,400   $       447,947
 * Asahi Soft Drinks Co., Ltd.                                                    98,500           822,675
 * Asahi Tec Corp.                                                                86,000           184,606
*# Asahi Techno Glass Corp.                                                       95,000           331,134
   Asanuma Corp.                                                                 123,000           235,199
   Ashimori Industry Co., Ltd.                                                    84,000           205,280
   Asia Air Survey Co., Ltd.                                                      17,000            39,278
   Asia Securities Printing Co., Ltd.                                             29,000           250,227
   Asics Corp.                                                                   392,000         1,254,068
   Asics Trading Co., Ltd.                                                        12,000           157,026
   Asti Corp.                                                                      8,000            67,305
 # Asunaro Construction, Ltd.                                                     90,000           592,392
   Ataka Constuction & Engineering Co.,
     Ltd.                                                                         38,000           135,783
   Atom Corp.                                                                     16,600           160,640
 # Atsugi Co., Ltd.                                                              361,000           454,404
   Aucnet, Inc.                                                                   15,000           283,981
   Autoseven Co., Inc.                                                             7,600            66,474
 # Avex, Inc.                                                                     73,300           769,910
 * Azel Corp., Tokyo                                                              89,000           104,723
   Bando Chemical Industries, Ltd.                                               213,000           858,368
   Bank of Okinawa, Ltd.                                                          36,900           900,969
   Bank of Saga, Ltd.                                                            320,000         1,157,749
   Bank of the Ryukyus, Ltd.                                                      54,080           986,791
   Banpresto Co., Ltd.                                                            17,100           246,341
 * Belluna Co., Ltd.                                                              35,100         1,211,986
 # Best Denki Co., Ltd.                                                          231,000           938,859
   Biken Techno Corp.                                                              4,200            29,937
 # BSL Corp.                                                                     270,950           520,578
   Bull Dog Sauce Co., Ltd.                                                       30,000           350,850
   Bunka Shutter Co., Ltd.                                                       134,000           624,324
   Cabin Co., Ltd.                                                                67,000           219,527
   CAC Corp.                                                                      31,100           237,090
 # Calpis Co., Ltd.                                                              147,000           957,937
   Canon Electronics, Inc.                                                        50,000         1,076,793
 # Canon Finetech, Inc.                                                           78,070         1,251,914
 # Capcom Co., Ltd.                                                              105,500         1,001,297
 * Catena Corp.                                                                   46,000           106,977
 * Cats, Inc.                                                                     15,400               449
 # Cecile Co., Ltd.                                                               74,200           995,927
   Central Finance Co., Ltd.                                                     180,000           625,600
 # Central Security Patrols Co., Ltd.                                             31,400           257,719
   CFS Corp.                                                                      47,500           268,690
 * Chiba Kogyo Bank, Ltd.                                                         91,700           537,868
   Chino Corp.                                                                    70,000           218,392
   Chiyoda Co., Ltd.                                                              76,600         1,142,112
   Chofu Seisakusho Co., Ltd.                                                     54,500           989,984
*# Chori Co., Ltd.                                                               305,000           474,918
 # Chuetsu Pulp and Paper Co., Ltd.                                              199,000           500,499
 * Chugai Mining Co., Ltd.                                                       188,600           115,538
   Chugai Ro Co., Ltd.                                                           168,000           369,806
 # Chugoku Marine Paints, Ltd.                                                   124,000           698,194
 # Chugokukogyo Co., Ltd.                                                         45,000           134,437
   Chukyo Bank, Ltd.                                                             412,000         1,472,841
   Chuo Denki Kogyo Co., Ltd.                                                     42,000           237,613
   Chuo Gyorui Co., Ltd.                                                          61,000           114,375
   Chuo Spring Co., Ltd., Nagoya                                                 103,000           414,148
   Chuo Woollen Mills, Ltd.                                                       24,000            86,669

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 CKD Corp.                                                                       113,000   $       664,912
*# Clarion Co., Ltd.                                                             587,000         1,394,571
   Cleanup Corp.                                                                  75,000           681,545
 # CMK Corp.                                                                      96,000         1,186,294
   Coca-Cola Central Japan Co., Ltd.                                                 166         1,259,116
   Colowide Co., Ltd.                                                             29,000           314,240
*# Columbia Music Entertainment, Inc.                                            260,000           247,056
   Commuture Corp.                                                                71,202           577,731
   Computer Engineering & Consulting,
     Ltd.                                                                         29,800           295,210
*# Co-Op Chemical Co., Ltd.                                                       80,000           110,014
*# Copal Co., Ltd.                                                                21,600           321,747
 * Core Corp.                                                                     10,100           187,034
   Corona Corp.                                                                   53,500           856,982
 # Cosel Co., Ltd.                                                                35,900           851,634
*# Cosmo Securities Co., Ltd.                                                    789,000         1,428,084
   Create Medic Co., Ltd.                                                         11,000            90,951
   Credia Co., Ltd.                                                               14,000           272,533
   Cresco, Ltd.                                                                   11,600           121,578
   CTI Engineering Co., Ltd.                                                      19,000           124,327
 # Culture Convenience Club Co., Ltd.                                             91,700         1,146,666
   CVS Bay Area, Inc.                                                             30,000            88,187
*# Cybozu, Inc.                                                                       41            47,865
*# Cybozu, Inc.                                                                       82            95,724
*# D&M Holdings, Inc.                                                            134,000           365,710
 # Dai Nippon Toryo, Ltd.                                                        229,000           346,772
   Daibiru Corp.                                                                  89,000           608,585
   Dai-Dan Co., Ltd.                                                              74,000           456,345
   Daido Kogyo Co., Ltd.                                                          60,000           124,908
 # Daidoh, Ltd.                                                                   61,000           627,874
*# Daiei, Inc.                                                                   249,500           495,796
   Daifuku Co., Ltd.                                                             209,000         1,235,897
   Daihen Corp.                                                                  215,000           422,743
   Daiho Corp.                                                                    96,000           205,018
   Dai-Ichi Jitsugyo Co., Ltd.                                                    94,000           271,845
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                               47,000           141,332
 # Daiken Corp.                                                                  242,000           980,149
   Daiki Co., Ltd.                                                                41,300           439,366
   Daiko Clearing Services Corp.                                                  25,000           175,135
   Daikoku Denki Co., Ltd.                                                        26,600           610,222
*# Daikyo, Inc.                                                                  444,000           719,481
   Daimei Telecom Engineering Corp.                                               74,000           518,249
   Dainichi Co., Ltd.                                                             27,200           157,885
   Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                                     163,000           730,598
 # Dainippon Shigyo Co., Ltd.                                                     25,000           119,017
   Daisan Bank, Ltd.                                                             337,000         1,313,494
 # Daiseki Co., Ltd.                                                              38,600           671,768
 # Daiso Co., Ltd.                                                               155,000           429,093
 * Daisue Construction Co., Ltd.                                                 151,500           167,307
   Daisyo Corp.                                                                   38,300           415,245
 * Daito Woolen Spinning & Weaving Co.,
     Ltd., Tokyo                                                                  42,000            46,895
   Daiwa Industries, Ltd.                                                         82,000           257,991
   Daiwa Kosho Lease Co., Ltd.                                                   249,000         1,326,061
 * Daiwa Seiko, Inc.                                                             145,000           185,863
   Daiwabo Co., Ltd.                                                             217,000           300,992
   Daiwabo Information System Co.,
     Ltd.                                                                         27,000           322,282
   Danto Corp.                                                                    42,000           184,851
   DC Co., Ltd.                                                                   33,000            85,245
 # Denki Kogyo Co., Ltd.                                                         132,000   $       673,306
   Denny's Japan Co., Ltd.                                                        51,000           910,985
   Densei-Lambda KK                                                               34,584           262,743
   Denyo Co., Ltd.                                                                47,000           327,739
 # Descente, Ltd.                                                                140,000           503,788
 * Dia Kensetsu Co., Ltd.                                                        141,200           176,460
 * Diamond City Co., Ltd.                                                          4,050           104,822
   Diamond Computer Service Co., Ltd.                                             37,700           479,673
 * Dijet Industrial Co., Ltd.                                                     34,000            72,097
   DMW Corp.                                                                       1,600            68,863
   Doshisha Co., Ltd.                                                             22,900           667,419
 # Doutor Coffee Co., Ltd.                                                        38,800           734,133
   DTS Corp.                                                                      21,200           484,982
 * DyDo Drinco, Inc.                                                              30,100           918,183
 * Dynic Corp.                                                                    66,000           256,396
   Eagle Industry Co., Ltd.                                                       78,000           463,363
   Echo Trading Co., Ltd.                                                          4,000            51,530
 * Econach Co., Ltd.                                                              26,000            14,150
 # Edion Corp.                                                                   144,216         1,290,220
   Ehime Bank, Ltd.                                                              274,000           855,187
 # Eighteenth Bank, Ltd.                                                         322,000         1,413,848
   Eiken Chemical Co., Ltd.                                                       54,000           629,604
   Eikoh, Inc.                                                                    12,100            98,799
   Eizo Nanao Corp.                                                               40,600         1,014,287
   Elna Co., Ltd.                                                                 34,000            79,155
   Enplas Corp.                                                                   38,400         1,063,907
*# Enshu, Ltd.                                                                    69,000           134,538
   Ensuiko Sugar Refining Co., Ltd.                                               51,000           103,308
   Exedy Corp.                                                                    80,200         1,406,981
 * F.D.C. Products, Inc.                                                          16,390           208,517
   Fancl Corp.                                                                    40,100         1,453,083
*# FDK Corp.                                                                     230,000           478,760
   Fine Sinter Co., Ltd.                                                          31,000            98,012
 * First Baking Co., Ltd.                                                         67,000           156,290
   Foster Electric Co., Ltd.                                                      44,000           362,871
 # FP Corp.                                                                       42,100           674,725
   France Bed Holdings Co., Ltd.                                                 417,000         1,241,325
*# Fudo Construction Co., Ltd.                                                   273,200           687,064
 # Fuji Co.,Ltd                                                                   63,600         1,184,824
 * Fuji Corp, Ltd.                                                                28,000           285,252
 # Fuji Kiko Co., Ltd.                                                            71,000           295,691
*# Fuji Kosan Co., Ltd.                                                          130,000           171,924
   Fuji Kyuko Co., Ltd.                                                          205,000           778,557
 * Fuji Spinning Co., Ltd., Tokyo                                                163,000           205,364
 * Fuji Titanium Industry Co., Ltd.                                               10,000            23,565
   Fujicco Co., Ltd.                                                              50,000           644,925
 * Fujii & Co., Ltd.                                                              44,000               428
 * Fujiko Co., Ltd.                                                               55,000             1,070
   Fujikura Kasei Co., Ltd.                                                       43,000           313,036
 # Fujikura Rubber, Ltd.                                                          34,000           212,968
 # Fujirebio, Inc.                                                                81,000         1,054,421
 * Fujita Corp.                                                                  320,500           371,016
 # Fujita Kanko, Inc.                                                            194,000           689,835
 # Fujitec Co., Ltd.                                                             170,000           872,261
 * Fujitsu Access, Ltd.                                                           36,000           187,398
   Fujitsu Business Systems, Ltd.                                                 45,300           579,697
   Fujitsu Devices, Inc.                                                          44,000           484,917
   Fujitsu Fronttec, Ltd.                                                         41,500           350,523
*# Fujitsu General, Ltd.                                                         188,000           573,434
*# Fujiya Co., Ltd.                                                              218,000           509,899
   Fukuda Corp.                                                                   80,000           484,654

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 # Fukushima Bank, Ltd.                                                          323,000   $       507,823
 * Fukusima Industries Corp.                                                      13,500           166,352
   Fumakilla, Ltd.                                                                37,000            71,694
*# Furukawa Battery Co., Ltd.                                                     45,000           112,973
*# Furukawa Co., Ltd.                                                            699,000           787,201
   Fuso Lexel Inc.                                                                25,400           140,759
   Fuso Pharmaceutical Industries, Ltd.                                          157,000           503,210
 * Gajoen Kanko KK                                                                37,000                 0
 # Gakken Co., Ltd.                                                              168,000           358,976
 * Generas Corp.                                                                  64,000               623
 # Genki Sushi Co., Ltd.                                                          17,200           217,158
   Geostar Corp.                                                                  10,000            37,241
 * Gigas K's Denki Corp.                                                           4,704           127,104
   Global-Dining, Inc.                                                             6,200            43,245
 # Godo Steel, Ltd.                                                              297,000         1,113,383
 * Goldwin, Inc.                                                                  76,000           173,550
   Gourmet Kineya Co., Ltd.                                                       37,000           310,206
 * Graphtec Corp.                                                                 39,000            56,867
   Gro-BeLS Co., Ltd.                                                             84,000           101,850
 * GSI Creoss Corp.                                                               90,000           198,577
   Gun-Ei Chemical Industry Co., Ltd.                                            141,000           463,767
   Hagoromo Foods Corp.                                                           33,000           364,310
   Hakuto Co., Ltd.                                                               39,400           527,327
   Hakuyosha Co., Ltd.                                                            57,000           180,208
   Haltec Corp.                                                                   32,000            55,422
 * Hamai Co., Ltd.                                                                22,000            31,546
   Hanshin Sogo Bank, Ltd.                                                       709,000         1,412,198
   Hanwa Co., Ltd.                                                               405,000         1,753,009
   Happinet Corp.                                                                 18,800           212,519
   Harashin Co., Ltd.                                                             24,300           200,273
   Harima Chemicals, Inc.                                                         37,000           232,568
   Haruyama Trading Co., Ltd.                                                     21,600           274,474
*# Hayashikane Sangyo Co., Ltd.                                                  128,000           223,264
 * Hazama Corp.                                                                  120,600           259,610
   Heiwado Co., Ltd.                                                             111,000         1,531,046
   Hibiya Engineering, Ltd.                                                       72,000           558,462
   Higashi-Nippon Bank, Ltd.                                                     345,000           924,900
   Hisaka Works, Ltd.                                                             41,000           404,720
   Hitachi Business Solution Co., Ltd.                                            22,700           154,361
   Hitachi Kiden Kogyo, Ltd.                                                      27,000           105,489
   Hitachi Koki Co., Ltd.                                                        205,000         1,624,610
   Hitachi Kokusai Electric, Inc.                                                191,000         1,525,119
   Hitachi Medical Corp.                                                          71,000           983,991
   Hitachi Metals Techno, Ltd.                                                    13,000            39,260
   Hitachi Mobile Co., Ltd.                                                       35,000           248,302
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                                                      215,000           929,896
   Hitachi Powdered Metal Co., Ltd.                                               53,000           352,508
   Hitachi Tool Engineering, Ltd.                                                 44,500           353,866
   Hitachi Transport System, Ltd.                                                 75,000           630,520
*# Hitachi Zosen Corp.                                                           944,000         1,392,150
 # Hochiki Corp.                                                                  42,000           166,542
*# Hodogaya Chemical Co., Ltd.                                                   114,000           541,464
 # Hogy Medical Co., Ltd.                                                         30,000         1,355,454
 * Hohsui Corp.                                                                   56,000            90,389
   Hokkai Can Co., Ltd., Tokyo                                                   106,000           266,729
   Hokkaido Coca Cola Bottling Co.,
     Ltd.                                                                         64,000           410,520
   Hokkaido Gas Co., Ltd.                                                        105,000           277,418
   Hokko Chemical Industry Co., Ltd.                                              41,000           146,954
 # Hokuetsu Bank, Ltd.                                                           416,000           851,389
   Hokuriku Electric Industry Co., Ltd.                                          131,000   $       322,897
   Hokuriku Electrical Construction Co.,
     Ltd.                                                                         36,000           103,893
   Hokuriku Gas Co., Ltd.                                                         64,000           191,792
*# Hokushin Co., Ltd.                                                             39,900            81,933
 # Hokuto Corp.                                                                   61,100         1,161,196
   Homac Corp.                                                                    75,700           529,908
   Honshu Chemical Industry Co., Ltd.                                              7,000            38,800
 # Horiba, Ltd.                                                                   64,000           823,866
   Horipro, Inc.                                                                  23,400           190,362
   Hosiden Corp.                                                                 128,700         1,327,166
 * Hosokawa Micron Corp.                                                          54,000           234,951
*# Howa Machinery, Ltd.                                                          181,000           229,900
 * Ichida and Co., Ltd.                                                           23,400            35,825
   Ichikawa Co., Ltd.                                                             49,000           189,986
*# Ichiken Co., Ltd.                                                              48,000           122,348
 # Ichikoh Industries, Ltd.                                                      141,000           330,774
   Ichiyoshi Securities Co., Ltd.                                                 87,000           747,767
   Icom, Inc.                                                                     26,800           610,130
   Idec Izumi Corp.                                                               63,000           606,459
   Ihara Chemical Industry Co., Ltd.                                              80,000           225,576
 # Iino Kaiun Kaisha, Ltd.                                                       177,000           887,781
 * Ikegami Tsushinki Co., Ltd.                                                   102,000           179,310
   i-Logistics Corp.                                                              52,000           108,690
   Imasen Electric Industrial Co., Ltd.                                           19,900           171,976
   Impact 21 Co., Ltd.                                                            34,100           719,121
 * Impress Corp.                                                                     178           204,447
   Inaba Denki Sangyo Co., Ltd.                                                   47,400         1,047,742
   Inaba Seisa Kusho Co., Ltd.                                                    32,400           538,389
   Inabata and Co., Ltd., Osaka                                                  103,000           899,810
   Inageya Co., Ltd.                                                              97,000           890,992
   Ines Corp.                                                                     94,300           847,270
   I-Net Corp.                                                                    18,300           129,375
 # Information Services
     International-Dentsu, Ltd.                                                   51,800           592,254
 * Intec Communications, Inc.                                                     14,000            70,727
 # Intec, Inc.                                                                    73,000           552,354
   Inui Steamship Co., Ltd.                                                       31,000           157,117
   ISE Chemicals Corp.                                                            38,000           155,141
 # Iseki & Co., Ltd.                                                             393,000           957,102
   Ishihara Sangyo Kaisha, Ltd.                                                  688,000         1,541,151
   Ishii Hyoki Co., Ltd.                                                           8,600           108,419
*# Ishii Iron Works Co., Ltd.                                                     52,000            84,976
*# Ishikawa Seisakusho, Ltd.                                                      75,000            96,036
   Ishikawajima Construction Materials
     Co., Ltd.                                                                    18,000            51,928
   Ishikawajima Transport Machinery Co.,
     Ltd.                                                                         16,000            43,700
   Ishizuka Glass Co., Ltd.                                                       49,000           100,216
   Itochu Enex Co., Ltd.                                                         166,900         1,073,274
   Itochu Shokuh Co., Ltd.                                                        24,400           834,333
   Itoki Crebio Corp.                                                             56,000           181,275
   Iwaki & Co., Ltd.                                                              38,000            98,674
 # Iwasaki Electric Co., Ltd.                                                    142,000           467,684
   Iwatani International Corp.                                                   459,000         1,122,136
 * Iwatsu Electric Co., Ltd.                                                     166,000           341,683
 * Izuhakone Railway Co., Ltd.                                                       300            15,799
   Izumiya Co., Ltd.                                                             157,000         1,020,992
*# Izutsuya Co., Ltd.                                                            123,000           210,110
   Jac Holdings Co., Ltd.                                                         17,300           125,398
 # Jaccs Co., Ltd.                                                               207,000         1,100,727

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Jalux, Inc.                                                                    20,600   $       373,667
   Jamco Corp.                                                                    41,000           207,243
*# Janome Sewing Machine Co., Ltd.                                               259,000           376,595
   Japan Aviation Electronics Industry,
     Ltd.                                                                         21,000           192,869
 * Japan Bridge Corp.                                                             31,000            40,105
   Japan Business Computer Co., Ltd.                                              34,000           224,168
   Japan Carlit Co., Ltd.                                                         28,000           184,268
 # Japan Cash Machine Co., Ltd.                                                   36,610         1,509,798
   Japan Digital Laboratory Co., Ltd.                                             59,200           628,265
   Japan Foundation Engineering Co.,
     Ltd.                                                                         49,200           261,734
   Japan Information Processing Service
     Co., Ltd.                                                                    31,800           186,496
 # Japan Kenzai Co., Ltd.                                                         44,840           324,429
   Japan Maintenance Co., Ltd.                                                    34,100           331,075
   Japan Medical Dynamic Marketing,
     Inc.                                                                         29,800           313,311
   Japan Oil Transportation Co., Ltd.                                             45,000           105,304
 # Japan Pulp and Paper Co., Ltd.                                                269,000           882,819
*# Japan Radio Co., Ltd.                                                         240,000           839,121
   Japan Servo Co., Ltd.                                                          51,000           159,942
   Japan Steel Tower Co., Ltd.                                                    19,000            62,852
 # Japan Steel Works, Ltd.                                                       695,000         1,036,406
 # Japan Storage Battery Co., Ltd.                                               529,000         1,096,133
 # Japan Transcity Corp.                                                         113,000           387,865
   Japan Vilene Co., Ltd.                                                        112,000           545,506
   Japan Wool Textile Co., Ltd.                                                  162,000           947,290
   Jastec Co., Ltd.                                                               11,600           199,891
   Jeans Mate Corp.                                                               15,540           163,807
 # Jeol, Ltd.                                                                    137,000           884,317
   Jiec Co., Ltd.                                                                     87            92,526
   JMS Co., Ltd.                                                                  49,000           150,672
   Joban Kosan Co., Ltd.                                                         101,000           165,669
   J-Oil Mills, Inc.                                                             296,000         1,043,303
   Joint Corp.                                                                    32,900           763,070
 # Joshin Denki Co., Ltd.                                                         98,000           296,715
 # Jsp Corp.                                                                      49,200           552,133
   Juel Verite Ohkubo Co., Ltd                                                    24,000            62,973
*# Jujiya Co., Ltd.                                                              383,000           397,178
*# Juki Corp.                                                                    176,000           612,947
 * Jyomo Co., Ltd.                                                                48,000           124,070
   K.R.S. Corp.                                                                   20,300           297,201
   Kabuki-Za Co., Ltd.                                                            16,000           654,089
   Kadokawa Holdings, Inc.                                                        27,000         1,031,369
 # Kaga Electronics Co., Ltd.                                                     46,200           795,167
   Kagawa Bank, Ltd.                                                             138,350           683,224
 # Kagome Co., Ltd.                                                              143,300         1,505,254
   Kahma Co., Ltd.                                                                55,900           612,248
 # Kaken Pharmaceutical Co., Ltd.                                                180,000         1,131,450
 * Kakuei (L.) Corp.                                                             100,000               973
*# Kamagai Gumi Co., Ltd.                                                         87,800           189,516
   Kameda Seika Co., Ltd.                                                         39,000           345,961
   Kamei Corp.                                                                    67,000           611,107
   Kanaden Corp.                                                                  55,000           281,017
   Kanagawa Chuo Kotsu Co., Ltd.                                                 109,000           649,793
   Kanamoto Co., Ltd.                                                             43,000           228,396
*# Kanebo, Ltd.                                                                   96,200         1,144,536
 * Kanematsu Corp.                                                               708,500         1,064,122
 # Kanematsu Electronics, Ltd.                                                    45,500           349,046
*# Kanematsu-NNK Corp.                                                            60,000           156,933
   Kanto Auto Works, Ltd., Yokosuka                                              125,500   $     1,444,364
   Kanto Denka Kogyo Co., Ltd.                                                    93,000           320,095
   Kanto Natural Gas Development Co.,
     Ltd.                                                                        104,000           572,179
*# Kanto Tsukuba Bank, Ltd.                                                       45,500           262,748
   Kasai Kogyo Co., Ltd.                                                          59,000           195,969
   Kasei (C.I.) Co., Ltd.                                                         58,000           228,153
   Kasumi Co., Ltd.                                                              132,000           744,366
   Katakura Chikkarin Co., Ltd.                                                   27,000            80,792
   Katakura Industries Co., Ltd.                                                  61,000           689,437
   Kato Sangyo Co., Ltd.                                                          70,300           916,784
 # Kato Works Co., Ltd.                                                           82,000           197,608
 * Katsumura Construction Co., Ltd.                                               48,600            62,374
   Kawada Industries, Inc.                                                        76,000           205,790
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                                      99,000           146,903
   Kawamoto Corp.                                                                  4,000            24,815
 * Kawasaki Kasei Chemicals, Ltd.                                                 36,000            48,848
   Kawashima Textile Manufacturers,
     Ltd.                                                                        126,000           167,578
   Kawasho Gecoss Corp.                                                           57,900           274,190
   Kawasumi Laboratories, Inc.                                                    26,000           178,844
   Kawatetsu Systems, Inc.                                                           112           149,926
   Kayaba Industry Co., Ltd.                                                     399,000         1,362,520
   Keihanshin Real Estate Co., Ltd.                                               76,000           363,304
 # Keihin Co., Ltd.                                                              100,000           201,971
   Keiiyu Co., Ltd.                                                               15,000           189,122
   Keiyo Bank, Ltd.                                                              375,000         1,332,159
 # Keiyo Co., Ltd.                                                               139,900           579,767
 # Kentucky Fried Chicken Japan, Ltd.                                             55,000         1,082,310
*# Kenwood Corp.                                                                 570,000         1,050,340
   Key Coffee, Inc.                                                               41,300           578,146
 # Kibun Food Chemifa Co., Ltd.                                                   49,000         1,121,104
 * Kimmon Manufacturing Co., Ltd.                                                 41,000            59,134
 * Kimura Chemical Plants Co., Ltd.                                               27,000            65,307
   Kinki Coca-Cola Bottling Co., Ltd.                                            116,000         1,040,508
 * Kinki Nippon Tourist Co., Ltd.                                                133,000           319,871
   Kinki Sharyo Co., Ltd., Nagaokakyo                                            122,000           367,930
 * Kinsho Corp.                                                                   21,000            71,208
 # Kinugawa Rubber Industrial Co., Ltd.                                          107,000           225,335
   Kioritz Corp.                                                                 113,000           303,705
 * Kirindo Co., Ltd.                                                              10,300            83,385
   Kishu Paper Co., Ltd.                                                         125,000           211,388
 # Kisoji Co., Ltd.                                                               42,100           638,283
   Kitagawa Iron Works Co., Ltd.                                                 150,000           312,951
   Kita-Nippon Bank, Ltd.                                                         14,206           671,051
   Kitano Construction Corp.                                                     124,000           278,951
   Kitazawa Sangyo Co., Ltd.                                                      17,500            41,127
   Kitz Corp.                                                                    234,000         1,286,943
   Kiyo Bank, Ltd.                                                               757,000         1,499,096
   Koa Corp.                                                                      76,000           538,665
   Koatsu Gas Kogyo Co., Ltd.                                                     93,000           347,033
   Kobayashi Yoko Co., Ltd.                                                       16,900           331,804
   Kodensha Co., Ltd.                                                             14,000            43,181
   Koekisha Co., Ltd.                                                              9,600           206,691
   Kohnan Shoji Co., Ltd.                                                         36,200           470,964
   Kohsoku Corp.                                                                  48,000           315,049
   Koike Sanso Kogyo Co., Ltd.                                                    71,000           156,036
   Koito Industries, Ltd.                                                         66,000           285,594
 # Kojima Co., Ltd.                                                               68,400           716,704
 * Kokune Corp.                                                                   42,000               409

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Kokusai Kogyo Co., Ltd.                                                        60,000   $       182,129
   Komai Tekko, Inc.                                                              53,000           152,150
   Komatsu Electronics Metals Co., Ltd.                                           52,000           482,007
   Komatsu Seiren Co., Ltd.                                                       69,000           395,402
   Komatsu Wall Industry Co., Ltd.                                                17,300           309,524
   Konaka Co., Ltd.                                                               36,300           441,752
 # Konami Sports Corp.                                                            53,300         1,018,291
   Kondotec, Inc.                                                                 18,500           140,301
   Konishi Co., Ltd.                                                              32,300           307,602
   Kosaido Co., Ltd.                                                              34,000           254,013
 # Kosei Securities Co., Ltd.                                                    137,000           253,049
 # Kubotek Corp.                                                                     230           316,204
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                                       139,000           357,411
   Kurabo Industries, Ltd.                                                       459,000         1,002,752
   Kureha Chemical Industry Co., Ltd.                                            352,000         1,336,211
   Kurimoto, Ltd.                                                                224,000           550,321
 # Kuroda Electric Co., Ltd.                                                      62,400         1,349,502
   Kuroganeya Co., Ltd.                                                           14,000            58,957
   Kurosaki Harima Corp.                                                         144,000           428,099
   Kyoden Co., Ltd.                                                               93,000           616,919
   Kyodo Printing Co., Ltd.                                                      152,000           575,895
   Kyodo Shiryo Co., Ltd.                                                        145,000           204,105
   Kyoei Sangyo Co., Ltd.                                                         44,000           145,283
   Kyoei Tanker Co., Ltd.                                                         53,000           138,079
   Kyokuto Boeki Kaisha, Ltd.                                                     36,000           104,490
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                               49,200           563,274
   Kyokuyo Co., Ltd.                                                             198,000           389,775
   Kyoritsu Maintenance Co., Ltd.                                                 18,100           377,859
   Kyosan Electric Manufacturing Co.,
     Ltd.                                                                         97,000           298,255
   Kyoto Kimono Yuzen Co., Ltd.                                                      148           319,207
   Kyowa Electronic Instruments Co.,
     Ltd.                                                                         30,000            92,610
   Kyowa Exeo Corp.                                                              201,000         1,770,057
   Kyowa Leather Cloth Co., Ltd.                                                  38,800           216,450
   Kyudenko Corp.                                                                140,000           686,988
 * Kyushu-Shinwa Holdings, Inc.                                                  576,000         1,031,869
 # Laox Co., Ltd.                                                                 54,000           126,392
 # Life Corp.                                                                     98,400         1,254,434
 * Link Consulting Associates - Japan
     Corp.                                                                        24,300           119,956
 * Lonseal Corp.                                                                  69,000            76,459
 * Look, Inc.                                                                     50,000           203,798
 # Macnica, Inc.                                                                  31,000           931,417
   Maeda Corp.                                                                   344,000         1,538,993
   Maeda Road Construction Co., Ltd.                                             182,000         1,340,810
   Maezawa Industries, Inc.                                                       27,700           163,356
   Maezawa Kaisei Industries Co., Ltd.                                            25,400           472,898
   Maezawa Kyuso Industries Co., Ltd.                                             25,400           351,745
 * Magara Construction Co., Ltd.                                                  61,000            73,923
 # Makino Milling Machine Co., Ltd.                                              161,000           866,709
 * Mamiya-Op Co., Ltd.                                                            58,000            80,837
   Marche Corp.                                                                   10,700           112,383
 # Mars Engineering Corp.                                                         44,400         1,501,577
   Marubeni Construction Material Lease
     Co., Ltd.                                                                    54,000           113,344
 # Marubeni Telecom Co., Ltd.                                                        117           116,539
   Marubun Corp.                                                                  44,600           326,331
   Marudai Food Co., Ltd.                                                        214,000           428,099
 * Maruei Department Store Co., Ltd.                                              72,000           166,181
   Maruetsu, Inc.                                                                209,000   $     1,029,423
   Maruha Group, Inc.                                                            477,000         1,039,428
 * Maruishi Holdings Co., Ltd.                                                   214,000             2,082
   Marusan Securities Co., Ltd.                                                  138,000           831,289
   Maruwa Co., Ltd.                                                               17,500           266,956
   Maruwn Corp.                                                                   44,000           117,653
   Maruya Co., Ltd.                                                               14,000           111,532
 # Maruyama Manufacturing Co., Inc.                                               73,000           347,676
 * Maruzen Co., Ltd.                                                             179,000           414,428
   Maruzen Co., Ltd. - General
   Commercial Kitchen Appliances &
   Equipment                                                                      30,000           166,398
   Maruzen Showa Unyu Co., Ltd.                                                  176,000           594,258
   Maspro Denkoh Corp.                                                            32,300           344,339
   Matsuda Sangyo Co., Ltd.                                                       34,500           301,701
   Matsui Construction Co., Ltd.                                                  40,000           156,880
 * Matsuo Bridge Co., Ltd.                                                        37,000            81,326
 # Matsuya Co., Ltd.                                                              96,000           515,272
   Matsuya Foods Co., Ltd.                                                        34,500           728,796
 # Matsuzakaya Co., Ltd.                                                         312,077         1,198,358
   Max Co., Ltd.                                                                 104,000         1,070,430
 * Maxvalu Tohok Co., Ltd.                                                        18,200           167,475
 * MEC Co., Ltd.                                                                  13,700           185,388
 # Megachips Corp.                                                                44,400           507,314
   Meidensha Corp.                                                               417,050           816,539
*# Meiji Machine Co., Ltd.                                                        90,000           151,932
   Meiji Shipping Co., Ltd.                                                       58,000           207,405
   Meisei Industrial Co., Ltd.                                                    29,000           107,928
   Meito Sangyo Co., Ltd.                                                         45,600           713,799
   Meito Transportation Co., Ltd.                                                 22,000           200,770
   Meiwa Estate Co., Ltd.                                                         43,800           470,856
   Meiwa Industry Co., Ltd.                                                       15,000            47,909
 * Meiwa Trading Co., Ltd.                                                        55,000           124,478
   Melco Holdings, Inc.                                                            9,000           163,715
   Mercian Corp.                                                                 267,000           657,256
 * Mesco, Inc.                                                                    15,000            49,344
   Michinoku Bank, Ltd.                                                          281,000         1,329,939
   Mikuni Coca-Cola Bottling Co., Ltd.                                            99,000           939,161
   Milbon Co., Ltd.                                                               18,900           517,922
 # Mimasu Semiconductor Industry Co.,
     Ltd.                                                                         38,200           510,863
   Ministop Co., Ltd.                                                             48,800           814,375
   Mirai Group Co., Ltd.                                                          49,000            95,890
   Miroku Jyoho Service Co., Ltd.                                                 22,500           222,677
 * Misawa Homes Holdings, Inc.                                                   465,900         1,273,124
   Misawa Resort Co., Ltd.                                                        90,000           261,851
   Mito Securities Co., Ltd.                                                     113,000           338,582
   Mitsuba Corp.                                                                  77,690           567,563
*# Mitsubishi Cable Industries, Ltd.                                             277,000           322,375
 * Mitsubishi Kakoki Kaisha, Ltd.                                                117,000           214,570
 # Mitsubishi Paper Mills, Ltd.                                                  554,000           854,506
   Mitsubishi Pencil Co., Ltd.                                                    61,000           522,763
   Mitsubishi Plastics, Inc.                                                     404,000         1,054,596
   Mitsubishi Shindoh Co., Ltd.                                                   82,000           182,506
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                                        253,000           379,606
   Mitsuboshi Belting, Ltd.                                                      153,000           580,945
   Mitsui High-Tec, Inc.                                                          72,900           956,456
 # Mitsui Home Co., Ltd.                                                         122,000           596,429
   Mitsui Knowledge Industry Co., Ltd.                                            20,100           172,178
*# Mitsui Matsushima Co., Ltd.                                                    90,000           230,505

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*# Mitsui Mining Co., Ltd.                                                       290,000   $     1,143,356
   Mitsui Sugar Co., Ltd.                                                        145,000           364,639
   Mitsui-Soko Co., Ltd.                                                         255,000           815,206
   Mitsumi Electric Co., Ltd.                                                    139,400         1,539,206
   Mitsumura Printing Co., Ltd.                                                   60,000           355,254
   Mitsuuroko Co., Ltd.                                                          117,000           742,675
   Miura Co., Ltd.                                                                76,600         1,228,819
   Miura Printing Corp.                                                           16,000            57,004
   Miyaji Engineering Group                                                      120,000           305,428
   Miyazaki Bank, Ltd.                                                           275,000         1,074,553
   Miyoshi Oil & Fat Co., Ltd.                                                   120,000           253,844
 # Miyuki Keori Co., Ltd.                                                         50,000           197,309
 # Mizuno Corp.                                                                  239,000           999,645
   Mochida Pharmaceutical Co., Ltd.                                               44,000           262,225
 * Momiji Holdings, Inc.                                                             371           651,189
   Mori Seiki Co., Ltd.                                                          165,100         1,438,333
 # Morinaga & Co., Ltd.                                                          499,000         1,133,148
 * Morishita Jinton Co., Ltd.                                                     32,800           154,492
   Morita Corp.                                                                   85,000           504,647
   Moritex Corp.                                                                  15,000           128,682
   Morozoff, Ltd., Osaka                                                          50,000            99,164
   Mory Industries, Inc.                                                          66,000           203,892
   Mos Food Services, Inc.                                                        59,000           790,372
   Moshi Moshi Hotline, Inc.                                                       9,350           790,647
 # MR Max Corp.                                                                   56,300           183,791
 * Mutoh Industries, Ltd.                                                         78,000           208,412
   Mutow Co., Ltd.                                                                38,000           187,614
   Myojo Foods Co., Ltd.                                                          76,000           538,970
   Mystar Engineering Corp.                                                       15,600            89,533
   Nabtesco Corp.                                                                236,000         1,262,584
   NAC Co., Ltd.                                                                  13,000           148,895
 # Nachi-Fujikoshi Corp.                                                         433,000         1,131,868
   Nagano Bank, Ltd.                                                             149,000           445,575
 * Nagano Japan Radio Co., Ltd.                                                   27,000            43,411
   Nagatanien Co., Ltd.                                                           70,000           551,844
 * Naigai Co., Ltd.                                                              109,000           141,706
 # Nakabayashi Co., Ltd.                                                          76,000           268,625
   Nakamuraya Co., Ltd.                                                           98,000           326,639
 * Nakano Corp.                                                                   49,000           112,334
 # Nakayama Steel Works, Ltd.                                                    203,000           775,238
   Nakayo Telecommunications, Inc.                                                36,000           178,552
 # NEC Infrontia Corp.                                                           196,000           765,295
 # NEC Mobiling, Ltd.                                                             26,400           614,578
   NEC System Integration &
     Construction, Ltd.                                                           78,600           650,172
   NEC Tokin Corp.                                                               207,000           890,751
 # Neturen Co., Ltd., Tokyo                                                       66,000           438,571
   New Japan Radio Co., Ltd.                                                      62,000           511,484
 * New Real Property KK                                                           43,900                 0
 # Nichia Steel Works, Ltd.                                                       67,900           289,231
   Nichias Corp.                                                                 253,000           960,377
   Nichiban Co., Ltd.                                                             58,000           220,885
 * Nichiboshin, Ltd.                                                               1,190             1,158
   Nichiha Corp.                                                                  64,980           910,702
 # Nichimo Co., Ltd.                                                              54,000           165,673
 * Nichimo Corp.                                                                 132,000           106,228
   Nichireki Co., Ltd.                                                            44,000           159,979
   Nichiro Corp.                                                                 289,000           485,250
   Nidec Tosok Corp.                                                              27,800           501,908
   Nihon Dempa Kogyo Co., Ltd.                                                    38,300           820,568
   Nihon Eslead Corp.                                                             22,040           441,013
   Nihon Inter Electronics Corp.                                                  54,000   $       420,106
   Nihon Kagaku Sangyo Co., Ltd.                                                  32,000           154,853
 * Nihon Kentetsu Co., Ltd.                                                       27,000            54,754
   Nihon Kohden Corp.                                                             85,000           999,874
   Nihon Matai Co., Ltd.                                                          50,000           111,693
   Nihon Nohyaku Co., Ltd.                                                       103,000           198,990
   Nihon Parkerizing Co., Ltd.                                                   115,000           985,091
   Nihon Seiko Co., Ltd.                                                          11,000            32,355
   Nihon Shokuh Kako Co., Ltd.                                                    40,000           113,763
 * Nihon Spindle Manufacturing Co.,
     Ltd.                                                                         56,000            95,926
   Nihon Tokushu Toryo Co., Ltd.                                                  35,000           248,646
   Nihon Unisys, Ltd.                                                            125,100         1,161,086
   Niitaka Co., Ltd.                                                               7,260            82,136
   Nikken Chemicals Co., Ltd.                                                    112,000           326,661
 # Nikkiso Co., Ltd.                                                             123,000           670,374
   Nikko Co., Ltd., Akashi                                                        66,000           213,822
   Nikko Travel Co., Ltd.                                                         12,200            68,354
 * Nippei Toyama Corp.                                                            80,000           164,519
   Nippo Corp.                                                                   210,000         1,248,046
 * Nippon Avionics Co., Ltd.                                                      40,000           129,893
   Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                                   276,000           576,789
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                                       101,000           218,215
   Nippon Carbon Co., Ltd.                                                       177,000           324,586
 # Nippon Ceramic Co., Ltd.                                                       37,000           449,596
   Nippon Chemical Industrial Co., Ltd.                                          161,000           544,949
   Nippon Chemi-Con Corp.                                                        239,000         1,228,334
*# Nippon Chemiphar Co., Ltd.                                                     70,000           321,517
   Nippon Chutetsukan KK                                                          44,000            87,958
   Nippon Concrete Industries Co., Ltd.                                           65,000           258,821
 * Nippon Conveyor Co., Ltd.                                                      43,000            53,355
 # Nippon Denko Co., Ltd.                                                        206,000           804,080
   Nippon Densetsu Kogyo Co., Ltd.                                               118,000           613,052
   Nippon Denwa Shisetu Co., Ltd.                                                104,000           369,962
 # Nippon Felt Co., Ltd.                                                          40,000           205,809
   Nippon Fine Chemical Co., Ltd.                                                 40,000           169,120
   Nippon Flour Mills Co., Ltd.                                                  314,000         1,366,219
 * Nippon Foil Mfg., Co., Ltd.                                                    21,000            47,295
   Nippon Formula Feed Manufacturing
     Co., Ltd.                                                                   100,000           162,881
   Nippon Gas Co., Ltd.                                                           81,000           629,099
   Nippon Hume Corp.                                                              43,000           156,667
 * Nippon Jogesuido Sekkei Co., Ltd.                                                 175           246,417
   Nippon Kanzai Co., Ltd.                                                        37,200           575,068
*# Nippon Kasei Chemical Co., Ltd.                                               186,000           377,349
*# Nippon Kinzoku Co., Ltd.                                                       93,000           183,237
 # Nippon Koei Co., Ltd., Tokyo                                                  137,000           367,077
   Nippon Konpo Unyu Soko Co., Ltd.                                              137,000         1,344,347
*# Nippon Koshuha Steel Co., Ltd.                                                221,000           310,964
*# Nippon Metal Industry Co., Ltd.                                               319,000           584,317
   Nippon Pigment Co., Ltd.                                                       11,000            38,428
   Nippon Pillar Packing Co., Ltd.                                                33,000           238,744
   Nippon Piston Ring Co., Ltd.                                                  133,000           283,717
 # Nippon Road Co., Ltd.                                                         177,000           360,112
 # Nippon Seiki Co., Ltd.                                                        104,000           921,598
   Nippon Seisen Co., Ltd.                                                        39,000           152,360
   Nippon Sharyo, Ltd.                                                           267,000           625,664
   Nippon Shinyaku Co., Ltd.                                                     129,000           931,242
   Nippon Signal Co., Ltd.                                                       109,000           551,637

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Nippon Soda Co., Ltd.                                                         252,000   $       743,750
   Nippon Suisan Kaisha, Ltd.                                                    457,000         1,490,283
   Nippon Synthetic Chemical Industry
     Co., Ltd.                                                                   152,000           362,615
   Nippon System Development Co.,
     Ltd.                                                                         47,500           853,979
   Nippon Systemware Co., Ltd.                                                    20,000           141,818
 # Nippon Thompson Co., Ltd.                                                     131,000           762,779
   Nippon Tungsten Co., Ltd.                                                      44,000            95,388
   Nippon Valqua Industries, Ltd.                                                141,000           345,022
*# Nippon Yakin Kogyo Co., Ltd.                                                  144,500           679,432
 # Nippon Yusoki Co., Ltd.                                                        49,000           157,741
 # Nishimatsu Construction Co., Ltd.                                             238,000           746,400
   Nishishiba Electric Co., Ltd.                                                  28,000            51,707
   Nissei Corp.                                                                   57,600           614,465
   Nissei Plastic Industrial Co., Ltd.                                            35,000           229,892
 * Nisseki House Industry Co., Ltd.                                              260,000             2,529
   Nissha Printing Co., Ltd.                                                      81,000           999,513
 # Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                                        347,000         1,247,175
 # Nisshin Fudosan Co., Ltd.                                                      32,600           330,715
   Nissho Electronics Corp.                                                       49,900           383,506
*# Nissho Iwai-Nichmen Holdings Corp.                                            347,100         1,458,447
   Nissin Co., Ltd.                                                              826,400         1,869,154
   Nissin Corp.                                                                  177,000           444,349
   Nissin Electric Co., Ltd.                                                     177,000           557,199
   Nissin Kogyo Co., Ltd.                                                         39,700         1,169,691
   Nissin Sugar Manufacturing Co., Ltd.                                           74,000           143,825
 # Nissui Pharmaceutical Co., Ltd.                                                34,000           206,289
   Nitchitsu Co., Ltd.                                                            14,000            28,355
   Nitta Corp.                                                                    54,700           803,386
   Nittan Valve Co., Ltd.                                                         58,000           357,876
   Nittetsu Mining Co., Ltd.                                                     132,000           516,474
   Nitto Boseki Co., Ltd.                                                        460,000           913,118
   Nitto Electric Works, Ltd.                                                     79,300           755,372
   Nitto FC Co., Ltd.                                                             48,000           267,900
   Nitto Flour Milling Co., Ltd.                                                  54,000           149,551
   Nitto Kohki Co., Ltd.                                                          39,300           752,024
   Nitto Seiko Co., Ltd.                                                          56,000           143,665
   Nitto Seimo Co., Ltd.                                                          32,000            66,022
*# Nittoc Construction Co., Ltd.                                                  61,000           123,299
   NIWS Co., Ltd.                                                                    498         1,206,986
   Noda Corp.                                                                     24,100           170,486
   NOF Corp.                                                                     374,000         1,270,035
   Nohmi Bosai, Ltd.                                                              68,000           345,111
   Nomura Co., Ltd.                                                               61,000           397,127
 # Noritake Co., Ltd.                                                            320,000         1,310,538
 # Noritsu Koki Co., Ltd.                                                         58,300         1,201,146
 # Noritz Corp.                                                                   93,400         1,360,948
   Nosan Corp.                                                                   201,000           448,734
   Obayashi Road Corp.                                                            65,000           146,498
   Odakyu Construction Co., Ltd.                                                  29,000            79,991
   Odakyu Real Estate Co., Ltd.                                                   58,000           141,379
   Oenon Holdings, Inc.                                                           89,000           229,614
 * Ohki Corp.                                                                     73,000               710
 * Ohmori Co., Ltd.                                                               18,400            13,605
   Oie Sangyo Co., Ltd.                                                           13,200            98,512
   Oiles Corp.                                                                    37,700           787,389
   Oita Bank, Ltd.                                                               263,000         1,326,184
   Okabe Co., Ltd.                                                                29,000           128,060
   Okamoto Industries, Inc.                                                      236,000           694,298
 * Okamoto Machine Tool Works, Ltd.                                               75,000   $       220,279
   Okamura Corp.                                                                 207,000         1,724,568
   Okaya Electric Industries Co., Ltd.                                            32,000            99,514
   Oki Electric Cable Co., Ltd.                                                   56,000           125,112
   Okinawa Electric Power Co., Ltd.                                               27,900         1,189,055
 * OKK Corp.                                                                     101,000           236,475
 * Okuma and Howa Machinery, Ltd.                                                 69,000           155,897
 * Okuma Corp.                                                                   243,000           960,365
 # Okura Industrial Co., Ltd.                                                    107,000           689,138
   Okuwa Co., Ltd.                                                                84,000           943,355
   Olympic Corp.                                                                  41,900           478,295
 # O-M, Ltd.                                                                      46,000           101,757
 * Omikenshi Co., Ltd.                                                            78,000            81,258
   Ono Sokki Co., Ltd.                                                            53,000           312,630
 # Onoken Co., Ltd.                                                               31,000           389,455
   Organo Corp.                                                                  101,000           493,967
 * Orient Watch Co., Ltd.                                                         12,000             4,786
   Oriental Construction Co., Ltd.                                                39,000           194,546
 # Oriental Yeast Co., Ltd.                                                       52,000           365,301
   Origin Electric Co., Ltd.                                                      54,000           285,423
   Original Engineering Consultants Co.,
     Ltd.                                                                          9,000            51,551
   Osaka Securities Finance Co., Ltd.                                             54,000           158,966
   Osaka Steel Co., Ltd.                                                          77,900           968,170
   Osaki Electric Co., Ltd.                                                       56,000           218,548
   Oyo Corp.                                                                      52,300           497,017
   P.S. Mitsubishi Construction Co., Ltd.                                         46,500           202,692
   Pacific Industrial Co., Ltd.                                                   99,000           486,162
*# Pacific Metals Co., Ltd.                                                      362,000         1,578,356
   Paramount Bed Co., Ltd.                                                        58,000         1,537,418
   Parco Co., Ltd.                                                               144,000           836,572
 * Pasco Corp.                                                                   135,500           355,581
   Patlite Corp.                                                                  16,540           305,127
   PCA Corp.                                                                      12,000           181,720
 * Penta-Ocean Construction Co., Ltd.                                            730,000         1,166,387
 # Pentax Corp.                                                                  214,000           732,481
   Petrolub International Co., Ltd.                                               24,800           164,224
 * PIA Corp.                                                                      13,200           275,789
   Pigeon Corp.                                                                   37,000           565,134
   Pilot Corp.                                                                        65           222,005
   Piolax, Inc.                                                                   19,600           363,333
   Pocket Card Co., Ltd.                                                          41,000           634,510
   Pokka Corp.                                                                    57,000           255,079
   Poplar Co., Ltd.                                                               13,560           170,260
   Posful Corp.                                                                   36,900           224,355
 # Press Kogyo Co., Ltd.                                                         185,000           631,122
 * Prima Meat Packers, Ltd.                                                      404,000           564,221
   Pulstec Industrial Co., Ltd.                                                   21,200           106,084
   Q'Sai Co., Ltd.                                                                58,800           587,001
   Raito Kogyo Co., Ltd.                                                          95,500           392,321
   Rasa Industries, Ltd.                                                         119,000           326,421
 * Renown D'urban Holdings, Inc.                                                  64,800           605,870
 # Resorttrust, Inc.                                                              52,900         1,426,435
   Rheon Automatic Machinery Co.,
     Ltd.                                                                         40,000           125,826
   Rhythm Watch Co., Ltd.                                                        344,000           721,633
   Ricoh Elemex Corp.                                                             35,000           204,654
   Ricoh Leasing Co., Ltd.                                                        55,000         1,388,213
   Right On Co., Ltd.                                                             37,600         1,124,315
   Rikei Corp.                                                                    22,500            68,863
 # Riken Corp.                                                                   193,000           804,946

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Riken Electric Wire Co., Ltd.                                                  20,000   $        35,199
   Riken Keiki Co., Ltd.                                                          33,000           190,630
   Riken Technos Corp.                                                           121,000           527,877
   Riken Vitamin Co., Ltd.                                                        43,500           926,760
 # Ringer Hut Co., Ltd.                                                           38,300           423,839
   Rion Co., Ltd.                                                                  5,000            24,253
   Rock Field Co., Ltd.                                                           25,300           392,826
   Rohto Pharmaceutical Co., Ltd.                                                101,000         1,133,977
   Roland Corp.                                                                   47,000           787,698
 # Roland DG Corp.                                                                14,200           686,159
   Royal Co., Ltd.                                                                76,000           990,583
   Ryobi, Ltd.                                                                   320,000         1,171,150
   Ryoden Trading Co., Ltd.                                                       81,000           474,204
   Ryosan Co., Ltd.                                                               69,200         1,561,876
   Ryoyo Electro Corp.                                                            59,100           859,258
   S Foods, Inc.                                                                  60,000           440,062
*# S Science Co., Ltd.                                                           285,000            66,361
 # S.T. Chemical Co., Ltd.                                                        55,000           683,544
 * Saeki Kensetsu Kogyo Co., Ltd.                                                 71,000            91,529
 # Sagami Chain Co., Ltd.                                                         37,000           338,150
   Sagami Co., Ltd.                                                               66,000           230,978
   Sagami Rubber Industries Co., Ltd.                                             15,000            42,651
 # Saibu Gas Co., Ltd.                                                           683,000         1,373,989
 * Sailor Pen Co., Ltd.                                                           74,000           169,054
 # Saizeriya Co., Ltd.                                                            78,100         1,353,760
   Sakai Chemical Industry Co., Ltd.                                             187,000           783,074
   Sakai Heavy Industries, Ltd.                                                   60,000           147,209
*# Sakai Ovex Co., Ltd.                                                           85,000           155,852
   Sakata Inx Corp.                                                              102,000           466,881
 # Sakata Seed Corp.                                                              89,400         1,087,106
 * Sakurada Co., Ltd.                                                             38,000            55,312
   Sala Corp.                                                                     67,500           319,726
   San-Ai Oil Co., Ltd.                                                          134,000           519,420
 # Sanix, Inc.                                                                    65,000           523,943
   Sankei Building Co., Ltd.                                                     102,000           612,156
   Sanki Engineering Co., Ltd.                                                   146,000         1,009,365
   Sanko Co., Ltd.                                                                12,000            79,041
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                                        54,000           108,344
   Sankyo Seiko Co., Ltd.                                                         97,000           416,202
 # Sankyu, Inc., Tokyo                                                           515,000         1,447,775
   Sanoh Industrial Co., Ltd.                                                     60,000           396,732
   Sanrio Co., Ltd.                                                              136,700         1,233,896
   Sanritsu Corp.                                                                  5,400            42,743
   Sanshin Electronics Co., Ltd.                                                  57,000           417,039
   Sanyo Chemical Industries, Ltd.                                               221,000         1,532,183
 # Sanyo Denki Co., Ltd.                                                         103,000           470,863
 # Sanyo Electric Credit Co., Ltd.                                                59,500         1,124,619
   Sanyo Engineering & Construction,
     Inc.                                                                         34,000           127,909
   Sanyo Industries, Ltd., Tokyo                                                  48,000           119,192
 # Sanyo Shokai, Ltd.                                                            248,000         1,389,383
   Sanyo Special Steel Co., Ltd.                                                 283,000           570,674
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                                       267,000           352,883
 * Sata Construction Co., Ltd., Gumma                                             61,000            65,542
 # Sato Corp.                                                                     59,300         1,466,594
   Sato Shoji Corp.                                                               31,000           218,797
   Satori Electric Co., Ltd.                                                      27,980           353,055
   Sawafugji Electric Co., Ltd.                                                   31,000            79,406
 * Secom Joshinetsu Co., Ltd.                                                     21,400           424,105
   Secom Techno Service Co., Ltd.                                                 24,000   $       943,699
   Seibu Electric Industry Co., Ltd.                                              31,000           143,479
 # Seijo Corp.                                                                    17,400           233,817
   Seika Corp.                                                                   145,000           346,232
 * Seikitokyu Kogyo Co., Ltd.                                                     86,000           125,976
 # Seiko Corp.                                                                   212,407         1,098,960
   Seiren Co., Ltd.                                                              101,000           727,514
   Sekisui Jushi Co., Ltd.                                                        84,000           493,047
   Sekisui Plastics Co., Ltd.                                                    165,000           547,207
   Sekiwa Real Eastate, Ltd.                                                      36,000           495,257
   Sekiwa Real Estate Chubu, Ltd.                                                 17,000           116,386
   Sekonic Corp.                                                                  17,000            38,724
   Senko Co., Ltd.                                                               205,000           777,337
   Senshu Electric Co., Ltd.                                                      15,300           237,376
   Senshukai Co., Ltd.                                                            87,000           683,294
   Shaddy Co., Ltd.                                                               32,200           319,492
 # Shibaura Mechatronics Corp.                                                    79,000           583,457
   Shibusawa Warehouse Co., Ltd.                                                 115,000           281,510
   Shibuya Kogyo Co., Ltd.                                                        54,000           456,290
 * Shikibo, Ltd.                                                                 155,000           192,225
   Shikoku Chemicals Corp.                                                       106,000           400,666
   Shikoku Coca-Cola Bottling Co., Ltd.                                           41,100           505,220
   Shimizu Bank, Ltd.                                                             16,700           765,399
   Shin Nippon Air Technologies Co.,
     Ltd.                                                                         41,480           287,110
   Shinagawa Refractories Co., Ltd.                                              104,000           281,856
 * Shindengen Electric Manufacturing
     Co., Ltd.                                                                   129,000           411,963
   Shin-Etsu Polymer Co., Ltd.                                                   144,000           895,187
   Shinkawa, Ltd.                                                                 36,600           684,815
   Shin-Keisei Electric Railway Co., Ltd.                                         97,000           345,872
   Shinki Co., Ltd.                                                               76,000           745,702
 # Shinko Electric Co., Ltd.                                                     257,000           692,659
   Shinko Plantech Co., Ltd.                                                      56,000           109,692
   Shinko Shoji Co., Ltd.                                                         36,000           240,794
   Shin-Kobe Electric Machinery Co.,
     Ltd.                                                                         82,000           312,390
 # Shinmaywa Industries, Ltd.                                                    220,000           928,010
   Shinsho Corp.                                                                 139,000           304,238
 # Shinwa Kaiun Kaisha, Ltd.                                                     304,000           984,621
   Shinyei Kaisha                                                                 54,000           124,678
   Shiraishi Corp.                                                                25,000            41,536
   Shiroki Co., Ltd.                                                             148,000           357,480
   Shizuki Electric Co., Inc.                                                     47,000           128,273
   Shizuokagas Co., Ltd.                                                         119,000           483,989
 * Sho-Bond Corp.                                                                 46,200           369,657
   Shobunsha Publications, Inc.                                                   29,300           379,676
*# Shochiku Co., Ltd.                                                            198,000         1,246,606
 # Shoei Co., Ltd.                                                                28,800           451,319
   Shoei Foods Corp.                                                              26,000           151,247
   Shoko Co., Ltd.                                                               183,000           319,536
   Shokusan Bank, Ltd.                                                            98,000           352,838
   Showa Aircraft Industry Co., Ltd.                                              54,000           309,546
   Showa Corp.                                                                    39,500           461,584
 # Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                                              373,000           488,173
 # Showa Highpolymer Co., Ltd.                                                    86,000           250,659
   Showa Mining Co., Ltd.                                                         66,000           109,599
   Showa Sangyo Co., Ltd.                                                        329,000           769,873
   Showa Tansan Co., Ltd.                                                         31,000           102,087
 # Siix Corp.                                                                      9,000           166,192

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Silver Ox Inc.                                                                 30,000   $        67,691
*# Silver Seiko, Ltd.                                                            228,000            90,988
   Simree Co., Ltd.                                                               11,700            54,497
   Sinanen Co., Ltd.                                                             160,000           801,427
   Sintokogio, Ltd., Nagoya                                                      102,000           588,289
   SK Japan Co., Ltd.                                                              8,250            67,686
   SMK Corp.                                                                     143,000           659,368
*# Snow Brand Milk Products Co., Ltd.                                            418,500         1,285,040
   Snow Brand Seed Co., Ltd.                                                      30,000           118,324
   SNT Corp.                                                                      31,000           172,093
   Soda Nikka Co., Ltd.                                                           35,000           108,175
   Sodick Co., Ltd.                                                               87,000           641,653
 * Sofmap Co., Ltd.                                                                9,300            39,408
   Software Research Associates, Inc.                                             11,400           165,872
   Sogo Medical Co., Ltd.                                                          8,800           135,746
 * Sokkisha Co., Ltd.                                                             40,000           101,452
   Somar Corp.                                                                    22,000            68,206
   Sonton Food Industry Co., Ltd.                                                 27,000           289,881
   Sorun Corp.                                                                    41,000           245,549
   Sotetsu Rosen Co., Ltd.                                                        44,000           258,327
   Sotoh Co., Ltd.                                                                12,000           193,052
   Space Co., Ltd.                                                                22,380           207,544
*# SPC Electronics Corp.                                                          29,000           108,260
   SPK Corp.                                                                       7,800           109,869
   SRL, Inc.                                                                      33,000           380,264
 # SS Pharmaceutical Co., Ltd., Tokyo                                            212,000         1,386,371
   Star Micronics Co., Ltd.                                                      103,000           797,139
   Starzen Corp.                                                                 144,000           347,121
 # Stella Chemifa Corp.                                                           20,700           392,659
   Subaru Enterprise Co., Ltd.                                                    36,000           117,500
 # Sugi Pharmacy Co., Ltd.                                                         9,200           297,311
   Sugimoto & Co., Ltd.                                                           13,500           166,720
 # Sumida Corp.                                                                   29,790           827,862
   Suminoe Textile Co., Ltd.                                                     122,000           230,654
*# Sumitomo Coal Mining Co., Ltd.                                                239,500           344,053
   Sumitomo Densetsu Co., Ltd.                                                    50,700           211,786
 # Sumitomo Light Metal Industries,
     Ltd.                                                                        541,000           869,740
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                                                        413,600           438,288
   Sumitomo Pipe & Tube Co., Ltd.                                                 52,000           198,564
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                                         84,000           272,104
   Sumitomo Seika Chemicals Co., Ltd.                                            125,000           350,108
*# Sumitomo Titanium Corp.                                                        16,000           859,887
 # Sumitomo Warehouse Co., Ltd.                                                  254,000         1,150,432
   Sun Wave Corp.                                                                 80,000           301,548
   Sundrug Co., Ltd.                                                               6,400           199,222
   SunTelephone Co., Ltd.                                                         55,000           317,599
 # Suruga Corp.                                                                   15,400           279,204
 * Suzutan Co., Ltd.                                                              13,200           104,721
   SXL Corp.                                                                     129,000           232,982
   Sysmex Corp.                                                                   39,800         1,585,137
 # T.Hasegawa Co., Ltd.                                                           74,900         1,077,689
   Tabai Espec Corp.                                                              41,000           361,271
 # Tachihi Enterprise Co., Ltd.                                                   23,350           905,201
   Tachikawa Corp.                                                                32,300           202,764
   Tachi-S Co., Ltd.                                                              42,100           573,504
   Tadano, Ltd.                                                                  239,000         1,134,917
   Taihei Dengyo Kaisha, Ltd.                                                     70,000           353,668
 * Taihei Kogyo Co., Ltd.                                                        129,000           482,234
 * Taiheiyo Kouhatsu, Inc.                                                        90,000   $       120,049
   Taiho Kogyo Co., Ltd.                                                          42,000           426,361
   Taikisha, Ltd.                                                                 97,000         1,312,165
   Taisei Lamick Co., Ltd.                                                         8,500           206,084
   Taisei Rotec Corp.                                                            140,000           275,400
 # Taito Co., Ltd.                                                                70,000           179,901
 # Taito Corp.                                                                       619           821,579
   Takada Kiko Co., Ltd.                                                          31,000           180,878
   Takagi Securities Co., Ltd.                                                    94,000           246,406
   Takamatsu Corp.                                                                35,800         1,138,936
   Takano Co., Ltd.                                                               24,600           374,824
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                                 156,000           246,677
*# Taka-Q Co., Ltd.                                                               34,500            72,908
 # Takara Co., Ltd.                                                              224,000         1,105,376
   Takara Printing Co., Ltd.                                                      17,050           152,666
   Takara Standard Co., Ltd.                                                      36,000           212,485
 * Takarabune Corp.                                                               26,000               253
   Takasago International Corp.                                                  172,000           822,484
   Takasago Thermal Engineering Co.,
     Ltd.                                                                        160,000         1,026,283
   Takashima & Co., Ltd.                                                          60,000           146,988
   Takigami Steel Construction Co.,
     Ltd.                                                                         42,000           316,048
   Takiron Co., Ltd.                                                             131,000           592,696
 # Takuma Co., Ltd.                                                              163,000         1,182,717
   Tamura Corp.                                                                  139,000           548,876
 * Tamura Taiko Holdings, Inc.                                                   101,000           491,528
   Tanseisha Co., Ltd.                                                            26,000           101,648
 # Tasaki Shinju Co., Ltd.                                                        53,000           209,912
   Tateho Chemical Industries Co., Ltd.                                           26,500            96,869
   Tatsuta Electric Wire & Cable Co.,
     Ltd.                                                                        106,000           206,927
   Taya Co., Ltd.                                                                  5,000            40,021
   Tayca Corp.                                                                    74,000           208,016
*# TC Properties Co., Ltd.                                                       579,000                 0
   TCM Corp.                                                                     146,000           314,191
 * TDF Corp.                                                                      11,000            43,969
*# Teac Corp.                                                                    113,000           142,447
   Techno Ryowa, Ltd.                                                             32,200           181,250
   Tecmo, Ltd.                                                                    35,100           264,031
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                                                         38,000           381,925
   Teikoku Piston Ring Co., Ltd.                                                  63,000           562,147
   Teikoku Sen-I Co., Ltd.                                                        39,000           189,347
   Teikoku Tsushin Kogyo Co., Ltd.                                                89,000           362,716
   Tekken Corp.                                                                  289,000           481,936
   Ten Allied Co., Ltd.                                                           37,000           143,129
   Tenma Corp.                                                                    56,400           924,761
   Teraoka Seisakusho Co., Ltd.                                                   29,000           250,232
   Tetra Co., Ltd., Tokyo                                                         41,000           117,275
 * The Daito Bank, Ltd.                                                          186,000           299,644
   The Nisshin Oillio Group, Ltd.                                                346,000         1,546,584
   Three F Co., Ltd.                                                              12,200            98,842
   Tigers Polymer Corp.                                                           27,000           142,047
*# Titan Kogyo KK                                                                 36,000            78,788
 # TKC Corp.                                                                      55,900           874,360
   Toa Corp.                                                                     341,000           552,759
   Toa Doro Kogyo Co., Ltd.                                                       65,000           154,735
   Toa Oil Co., Ltd.                                                             145,000           256,602
 * Toabo Corp.                                                                    73,000            76,653

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 # Toagosei Co., Ltd.                                                            544,719   $     1,731,079
 * Tobu Store Co., Ltd.                                                           71,000           142,791
   TOC Co., Ltd.                                                                 119,000         1,012,297
 * Tocalo Co., Ltd.                                                               14,000           424,284
   Tochigi Bank, Ltd.                                                            209,000         1,151,998
   Tochigi Fuji Industrial Co., Ltd.                                              51,000           163,874
   Toda Kogyo Corp.                                                               84,000           329,437
   Todentu Corp.                                                                  57,000           162,524
   Toei Co., Ltd.                                                                265,000         1,136,701
   Toenec Corp.                                                                  175,000           712,364
   Tohcello Co., Ltd.                                                             47,000           195,781
   Toho Bank, Ltd.                                                               286,000         1,052,357
   Toho Co., Ltd.                                                                 43,000           348,288
*# Toho Rayon Co., Ltd.                                                          239,000           699,767
   Toho Real Estate Co., Ltd.                                                     98,000           373,189
   Toho Titanium Co., Ltd.                                                        56,000         1,370,390
   Toho Zinc Co., Ltd.                                                           217,000           556,990
   Tohoku Bank, Ltd.                                                             117,000           243,518
   Tohoku Misawa Homes Co., Ltd.                                                  24,000            86,695
 # Tohoku Pioneer Corp.                                                           34,000           635,277
   Tohoku Telecommunications
     Construction Co., Ltd.                                                       33,000           256,675
*# Tohpe Corp.                                                                    36,000            58,331
   Tohto Suisan Co., Ltd.                                                         54,000            99,613
   Tokai Carbon Co., Ltd.                                                        378,000         1,351,183
 # Tokai Corp.                                                                   138,000           522,250
 * Tokai Kanko Co., Ltd.                                                         333,000            90,809
   Tokai Konetsu Kogyo Co., Ltd.                                                  15,000            54,397
 * Tokai Lease Co., Ltd.                                                          18,000            35,107
   Tokai Pulp & Paper Co., Ltd.                                                  101,000           341,339
   Tokai Senko KK, Nagoya                                                         47,000            93,462
   Tokai Tokyo Securities Co., Ltd.                                              529,250         1,502,965
   Tokimec, Inc.                                                                 152,000           287,536
   Toko Electric Corp.                                                            39,000           125,212
   Toko, Inc.                                                                    171,000           485,068
   Tokushima Bank, Ltd.                                                          134,200           884,920
   Tokushu Paper Manufacturing Co.,
     Ltd.                                                                         80,000           384,387
   Tokyo Biso Kogyo Corp.                                                         19,000           126,900
   Tokyo Denpa Co., Ltd.                                                          11,000           124,168
   Tokyo Dome Corp.                                                              282,000         1,338,626
   Tokyo Electron Device, Ltd.                                                       144           369,448
   Tokyo Energy & Systems, Inc.                                                   61,000           276,077
 # Tokyo Kikai Seisakusho, Ltd.                                                  150,000           417,731
   Tokyo Leasing Co., Ltd.                                                       109,900         1,416,697
 # Tokyo Nissan Auto Sales Co., Ltd.                                              97,000           268,613
   Tokyo Rakutenchi Co., Ltd.                                                    109,000           430,947
*# Tokyo Rope Manufacturing Co., Ltd.                                            294,000           544,776
   Tokyo Sangyo Co., Ltd.                                                         36,500           110,256
   Tokyo Soir Co., Ltd.                                                           34,000           103,234
*# Tokyo Tekko Co., Ltd.                                                          67,000           241,652
   Tokyo Theatres Co., Inc., Tokyo                                               116,000           163,663
   Tokyo Tomin Bank, Ltd.                                                         32,800           685,650
   Tokyotokeiba Co., Ltd.                                                        526,000           859,550
   Tokyu Community Corp.                                                          22,800           369,732
 # Tokyu Livable Inc.                                                             29,300           993,059
   Tokyu Recreation Corp.                                                         48,000           276,264
 # Tokyu Store Chain Corp.                                                       175,000           846,044
   Toli Corp.                                                                    106,000           256,080
   Tomato Bank, Ltd.                                                             189,000           416,237
   Tomen Electronics Corp.                                                        15,000           785,619
 # Tomoe Corp.                                                                    65,000   $       264,694
   Tomoegawa Paper Co., Ltd.                                                      55,000           178,154
   Tomoku Co., Ltd.                                                              153,000           356,018
 # Tomy Co., Ltd.                                                                 36,900           538,472
   Tonami Transportation Co., Ltd.                                               165,000           498,805
 # Topcon Corp.                                                                   85,000         1,120,146
   Topre Corp.                                                                    98,000           729,910
 # Topy Industries, Ltd.                                                         405,000         1,465,701
   Torigoe Co., Ltd.                                                              35,000           185,354
   Torii Pharmaceutical Co., Ltd.                                                 54,100         1,119,065
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                                  47,000           262,103
   Tose Co., Ltd.                                                                 12,200           178,862
 # Toshiba Ceramics Co., Ltd.                                                    350,000         1,027,904
 # Toshiba Machine Co., Ltd.                                                     294,000         1,121,697
   Toshiba Plant Kensetsu Co., Ltd.                                              170,000           782,174
   Tosho Printing Co., Ltd.                                                      103,000           336,567
 * Totenko Co., Ltd.                                                              35,000            69,369
   Totetsu Kogyo Co., Ltd.                                                        53,000           214,124
 * Totoku Electric Co., Ltd., Tokyo                                               62,000           111,004
 # Tottori Bank, Ltd.                                                            163,000           608,627
   Touei Housing Corp.                                                            49,140         1,271,417
 * Toukei Computer Co., Ltd.                                                      14,710           201,603
   Towa Bank, Ltd.                                                               443,000           976,143
 * Towa Corp.                                                                     33,000           225,705
   Towa Meccs Corp.                                                               75,000            84,391
*# Towa Real Estate Development Co.,
     Ltd.                                                                         80,000           192,235
*# Toyama Chemicals Co., Ltd.                                                    359,000         1,288,441
   Toyo Bussan Co., Ltd.                                                          30,600           272,503
*# Toyo Communication Equipment Co.,
     Ltd.                                                                         89,000           407,854
 * Toyo Construction Co., Ltd.                                                   471,000           438,494
 # Toyo Corp.                                                                     59,700           698,850
   Toyo Electric Co., Ltd.                                                        67,000           187,328
*# Toyo Engineering Corp.                                                        473,000         1,314,742
 * Toyo Kanetsu KK                                                               220,000           356,684
   Toyo Kohan Co., Ltd.                                                          183,000           710,565
 # Toyo Radiator Co., Ltd.                                                       129,000           519,615
   Toyo Securities Co., Ltd.                                                     133,000           469,378
 * Toyo Shutter Co., Ltd.                                                         77,000           101,573
 * Toyo Sugar Refining Co., Ltd.                                                  60,000            84,906
   Toyo Tire & Rubber Co., Ltd.                                                  387,000         1,195,680
   Toyo Wharf & Warehouse Co., Ltd.                                              118,000           226,901
 # Trans Cosmos, Inc.                                                             43,800         1,497,596
   Trusco Nakayama Corp.                                                          57,400           856,820
   Tsubaki Nakashima Co., Ltd.                                                    93,500         1,153,131
   Tsubakimoto Chain Co.                                                         358,000         1,279,889
   Tsubakimoto Kogyo Co., Ltd.                                                    44,000           102,410
 # Tsudakoma Corp.                                                               101,000           307,483
 # Tsugami Corp.                                                                 165,000           484,746
   Tsukamoto Co., Ltd.                                                            44,000            87,538
   Tsukishima Kikai Co., Ltd.                                                     78,000           554,283
   Tsurumi Manufacturing Co., Ltd.                                                44,000           337,935
   Tsutsumi Jewelry Co., Ltd.                                                     37,700         1,104,894
   Tsutsunaka Plastic Industry Co., Ltd.                                          73,000           317,752
   Tsuzuki Denki Co., Ltd.                                                        36,000           132,625
   Tsuzuki Densan Co., Ltd.                                                       14,200            60,074
   TYK Corp.                                                                      67,000           181,962
   U.Store Co., Ltd.                                                              55,600           567,436
   Ube Material Industries, Ltd.                                                 144,000           345,018

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Uchida Yoko Co., Ltd.                                                          85,000   $       343,455
   Ueki Corp.                                                                     47,000           128,253
 # Unicafe, Inc.                                                                  10,360           154,028
   Unimat Offisco Corp.                                                           37,500           453,961
 # Union Tool Co.                                                                 40,400         1,355,688
*# Unitika, Ltd.                                                                 836,000           898,825
   U-Shin, Ltd.                                                                   40,000           277,881
   Utoc Corp.                                                                     68,000           168,092
   Valor Co., Ltd.                                                                32,000           667,462
   Vital-Net, Inc.                                                                72,100           475,548
   Wakachiku Construction Co., Ltd.                                              206,000           513,072
   Wakamoto Pharmaceutical Co., Ltd.                                              48,000           141,594
   Wakodo Co., Ltd.                                                                4,600           171,748
   Warabeya Nichiyo Co., Ltd.                                                     24,860           458,079
   Watabe Wedding Corp.                                                           13,200           288,790
   Watami Food Service Co., Ltd.                                                  72,200           560,781
   Weathernews, Inc.                                                              15,800           121,676
 * Wondertable, Ltd.                                                               8,000            10,282
   Wood One Co., Ltd.                                                             86,000           674,054
   Xebio Co., Ltd.                                                                21,100           639,507
   XNET Corp.                                                                         57           164,926
   Yahagi Construction Co., Ltd.                                                  59,000           222,693
   Yaizu Suisankagaku Industry Co.,
     Ltd.                                                                         20,100           198,379
   Yamagata Bank, Ltd.                                                           329,000         1,541,108
   Yamaichi Electronics Co., Ltd.                                                 28,400           333,902
   Yamamura Glass Co., Ltd.                                                      212,000           481,365
 # Yamatake Corp.                                                                127,300         1,337,454
*# Yamatane Corp.                                                                131,000           188,966
   Yamato Corp.                                                                   36,000           156,788
   Yamato International, Inc.                                                     43,000           271,723
   Yamato Kogyo Co., Ltd.                                                        118,000         1,585,473
   Yamaura Corp.                                                                  19,000            48,985
   Yamazen Co., Ltd.                                                             160,000           491,749
   Yaoko Co., Ltd.                                                                36,800           701,298
   Yaskawa Information Systems Corp.                                              11,700           106,421
   Yasuda Warehouse Co., Ltd.                                                     61,000           363,477
   Ye Data, Inc.                                                                  25,000            69,216
   Yellow Hat, Ltd., Tokyo                                                        39,600           332,294
 # Yodogawa Steel Works, Ltd.                                                    338,000         1,601,522
   Yokogawa Bridge Corp.                                                          74,400           463,833
 # Yokohama Reito Co., Ltd.                                                       80,000           520,388
   Yokowo Co., Ltd.                                                               32,300           380,980
   Yomeishu Seizo Co., Ltd.                                                       52,000           407,900
   Yomiuri Land Co., Ltd.                                                        157,000           479,385
   Yondenko Corp.                                                                 63,800           305,420
   Yonekyu Corp.                                                                  51,000           557,404
   Yonex Co., Ltd.                                                                41,000           356,489
   Yorozu Corp.                                                                   34,100           278,088
   Yoshimoto Kogyo Co., Ltd.                                                      60,000           540,886
   Yuasa Funashoku Co., Ltd.                                                      69,000           152,137
 * Yuasa Trading Co., Ltd.                                                       274,000           478,215
 * Yuken Kogyo Co., Ltd.                                                          60,000           165,981
   Yuki Gosei Kogyo Co., Ltd.                                                     31,000           103,880
 # Yukiguni Maitake Co., Ltd.                                                     35,600           269,664
   Yuraku Real Estate Co., Ltd.                                                   95,000           347,649
   Yurtec Corp.                                                                  148,000           721,300
 # Yushin Precision Equipment Co., Ltd.                                           25,740           387,156
   Yushiro Chemical Industry Co., Ltd.                                            24,000           374,690
 * Z-Plus Holdings Co., Ltd.                                                      52,000           154,794
   Zenrin Co., Ltd.                                                               63,700   $       783,837
 # Zensho Co., Ltd.                                                               24,600           630,296
 # Zeria Pharmacetical Co., Ltd.                                                  81,000           790,626
 # Zuken, Inc.                                                                    51,100           489,509
                                                                                           ---------------
 TOTAL COMMON STOCKS
    (Cost $623,310,440)                                                                        592,082,308
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.8%)
 * Japanese Yen
    (Cost $6,262,627)                                                                            6,275,614
                                                                                           ---------------

 RIGHTS/WARRANTS -- (0.0%)
 * BSL Corp. Bonus Warrants 01/31/05                                              42,190                 0
 * Kanematsu Corp. Warrants 03/31/06                                              20,125                 0
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                            0
                                                                                           ---------------
 TOTAL -- JAPAN
    (Cost $629,573,067)                                                                        598,357,922
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT
                                                                              ------
                                                                               (000)
 TEMPORARY CASH
  INVESTMENTS -- (22.5%)
 Repurchase Agreement, Deutsche
    Bank Securities & Mizuho Securities
    USA 1.96%, 12/01/04 (Collateralized
    by $167,173,427 U.S. Treasury
    Notes & STRIPS, rates ranging from
    1.625% to 11.75%, maturities ranging
    from 03/31/05 to 11/15/29, valued at
    $169,079,214) to be repurchased at
    $166,188,246
    (Cost $166,179,198)^                                                 $       166,179       166,179,198
 Repurchase Agreement, PNC Capital
    Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $7,650,000
    FNMA Notes 2.95%, 11/14/07,
    valued at $7,660,733) to be
    repurchased at $7,555,395
    (Cost $7,555,000)                                                              7,555         7,555,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH
    INVESTMENTS
    (Cost $173,734,198)                                                                        173,734,198
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $803,307,265)                                                                      $   772,092,120
                                                                                           ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   AUSTRALIA -- (41.5%)
   COMMON STOCKS -- (41.3%)
            A.I., Ltd.                                                                           129,195   $           19,475
            A.P. Eagers, Ltd.                                                                     26,648              147,537
            AAV, Ltd.                                                                            136,790              177,548
        #   ABB Grain, Ltd.                                                                      155,230              854,348
        #   ABC Learning Centres, Ltd.                                                           199,929              781,792
        *   Acclaim Exploration NL                                                               435,905               14,738
        *   Adacel Technologies, Ltd.                                                            113,249               26,162
            ADCorp Australia, Ltd.                                                               123,389              102,248
            Adelaide Bank, Ltd.                                                                  169,045            1,319,609
            Adelaide Brighton, Ltd.                                                              661,990              861,986
        #   Adsteam Marine, Ltd.                                                                 449,500              569,059
            Adtrans Group, Ltd.                                                                   32,047               88,256
        *   Agenix, Ltd.                                                                         267,186              119,595
        *   AGT Biosciences, Ltd.                                                                141,979               65,761
        *   Ainsworth Game Techology, Ltd.                                                       254,960              196,165
            AJ Lucas Group, Ltd.                                                                  85,235              108,150
            Alesco Corp., Ltd.                                                                   116,883              735,788
        *   Alkane Exploration, Ltd.                                                             185,165               26,959
        *   Allegiance Mining NL                                                                 274,272               30,708
        *   Altium, Ltd.                                                                         162,100               37,592
            Amalgamated Holdings, Ltd.                                                           213,820              686,094
            Amcom Telecommunications, Ltd.                                                       596,711               96,391
        *   Amity Oil NL                                                                         269,554              154,454
        *   Amrad Corp., Ltd.                                                                    211,023               84,580
        *   Anadis, Ltd.                                                                         136,900               58,377
        *   Anateus Energy, Ltd.                                                                 193,687               13,976
        *   Anvil Mining, Ltd.                                                                   343,284              157,148
            ARB Corporation, Ltd.                                                                116,670              344,900
        *   Arc Energy NL                                                                        321,280              332,723
            Ariadne Australia, Ltd.                                                              277,334               83,439
        *   Arrow Pharmaceuticals, Ltd.                                                          109,428            1,089,932
            Aspen Group, Ltd.                                                                     16,937                2,616
        *   Atlas Pacific, Ltd.                                                                   82,585               10,840
            AuIron Energy, Ltd.                                                                  105,891              184,424
            Ausdrill, Ltd.                                                                       172,389               67,902
            Ausmelt, Ltd.                                                                         36,118               11,760
            Auspine, Ltd.                                                                         89,325              266,955
        *   Austal, Ltd.                                                                         356,800              536,856
      # *   Austar United Communications, Ltd.                                                 2,120,181            1,474,613
        #   Austereo Group, Ltd.                                                                 719,528              900,309
            Austin Group, Ltd.                                                                    70,265               44,073
        *   Austral Coal, Ltd.                                                                   373,084              230,671
            Australian Agricultural Co., Ltd.                                                    344,519              397,085
      # *   Australian Magnesium Corp., Ltd.                                                     332,383                6,136

            Australian Pharmaceutical Industries, Ltd.                                           456,731            1,202,012
            Australian Pipeline Trust                                                            491,831            1,182,424
      # *   Australian Worldwide Exploration, Ltd.                                               465,421              702,127
            Auto Group, Ltd.                                                                      41,309               21,106
            Autron Corporation, Ltd.                                                             989,247              153,013
        #   AV Jennings Homes, Ltd.                                                              369,461              463,309
            Avatar Industries, Ltd.                                                               56,896               33,856
        *   Avexa, Ltd.                                                                           67,761               13,670
        *   Ballarat Goldfields NL                                                             1,250,496              168,964
        #   Bank of Queensland, Ltd.                                                             221,092            1,816,634
            Baxter Group, Ltd.                                                                    56,513              227,297
        *   BayCorp Advantage, Ltd.                                                              410,581              989,473
            Beach Petroleum NL                                                                 1,920,078              681,603
        *   Beaconsfield Gold NL                                                                  89,078               29,807
            Bendigo Bank, Ltd.                                                                   102,468              780,716
        *   Bendigo Mining NL                                                                    412,092              340,304
        *   Beyond International, Ltd.                                                            61,256               18,061
        *   Biota Holdings, Ltd.                                                                 158,536               70,905
            Blackmores, Ltd.                                                                      27,894              290,871
        *   Blina Diamonds, Ltd.                                                                  13,703                3,668
            Bolnisi Gold NL                                                                      288,627              133,110
        *   Boulder Group NL                                                                     717,587              106,251
        *   BQT Solutions, Ltd.                                                                  179,898               32,660
            Brazin, Ltd.                                                                         211,021              321,954
            BreakFree, Ltd.                                                                       92,162              242,958
            Bridgestone Australia, Ltd.                                                           49,000              134,624
        *   Broadcast Services Australia, Ltd.                                                   205,703               62,996
        *   Buka Mineral, Ltd.                                                                   210,323               63,200
            Cabcharge Austalia, Ltd.                                                             196,800              614,249
            Campbell Brothers, Ltd.                                                               90,980              641,536
            Candle Australia, Ltd.                                                                67,821              108,110
        *   Cape Range Wireless, Ltd.                                                          1,698,199               48,739
        #   Capral Aluminium, Ltd.                                                               167,379              308,116
            CDS Technologies, Ltd.                                                                61,294              120,634
            Cedar Woods Properties, Ltd.                                                          77,414              137,319
        *   Cellestis, Ltd.                                                                      147,658              365,112
            Cellnet Telecommunications Group, Ltd.                                                91,100              120,302
      # *   Centamin Egypt, Ltd.                                                                 996,437              226,208
            Centennial Coal, Ltd.                                                                464,685            1,446,281
            Central Equity, Ltd.                                                                 136,685              214,795
        *   Charter Pacific Corp., Ltd.                                                           72,823               19,964
        *   Charters Towers Gold Mines, Ltd.                                                     727,142               83,767
      # *   Chemeq, Ltd.                                                                         142,223              219,154
        *   Child Care Centres Australia, Ltd.                                                    62,315               93,473
        *   Chiquita Brands South Pacific, Ltd.                                                  250,903              151,451
            Circadian Technologies, Ltd.                                                          64,591              109,476
            Citect Corp., Ltd.                                                                   109,822               71,255
        *   Climax Mining, Ltd.                                                                  870,299               69,990
        *   Clough, Ltd.                                                                         817,737              315,975
            Clover Corp., Ltd.                                                                   269,348               78,803
        *   Cluff Resources Pacific NL                                                           911,746               17,452
            CMI, Ltd.                                                                             47,437               72,600
        *   CO2 Group, Ltd.                                                                      280,693              106,298
        #   Coates Hire, Ltd.                                                                    371,530            1,303,482

            Cochlear, Ltd.                                                                        97,156            1,768,754
            Coffey International, Ltd.                                                           105,045              162,339
            Collection House, Ltd.                                                               176,200              235,645
            Colorado Group, Ltd.                                                                 192,662              947,250
            Commander Communications, Ltd.                                                       256,819              474,375
            Consolidated Minerals, Ltd.                                                          320,225              544,942
        *   Coplex Resources NL                                                                  231,400               16,159
            Corporate Express Australia, Ltd.                                                    320,507            1,398,598
            Count Financial, Ltd.                                                                367,126              383,221
            Coventry Group, Ltd.                                                                  61,839              350,127
        *   CPI, Ltd.                                                                             68,585               42,987
            Crane Group, Ltd.                                                                     99,416              776,664
            Croesus Mining NL                                                                    798,235              367,827
        *   Crown Diamonds NL                                                                    300,000               53,130
            Danks Holdings, Ltd.                                                                  10,425              100,593
        #   DCA Group, Ltd.                                                                      509,294            1,322,469
            Devine, Ltd.                                                                         168,183               88,638
        *   Dioro Exploraration NL                                                               297,142               25,067
        *   Dominion Mining, Ltd.                                                                168,015               50,464
            Downer Group, Ltd.                                                                   513,745            1,778,260
        *   Dragon Mining NL                                                                     498,591              111,561
        *   Emporer Mines, Ltd.                                                                  168,840               82,972
            Energy Developments, Ltd.                                                            231,690              616,223
        *   Energy World Corp., Ltd.                                                             325,630                4,254
        #   Envestra, Ltd.                                                                     1,370,800            1,112,417
        *   Environmental Solutions International, Ltd.                                           67,364                3,345
            Equigold NL                                                                          252,890              302,108
        *   Equinox Minerals, Ltd.                                                                67,716               36,253
            Evans & Tate, Ltd.                                                                   160,542              131,603
            Fantastic Holdings, Ltd.                                                             146,410              610,746
            FKP, Ltd.                                                                            221,750              619,103
        #   Fleetwood Corp., Ltd.                                                                 77,785              522,367
        *   Forest Enterprises Australia, Ltd.                                                   387,869              194,986
        *   Fortescue Metals Group, Ltd.                                                         222,872              558,803
            Funtastic, Ltd.                                                                      210,036              433,265
        #   Futuris Corp., Ltd.                                                                1,170,799            1,910,497
            Gale Pacific, Ltd.                                                                    72,812              170,436
            Gazal Corp., Ltd.                                                                     98,175              281,529
        *   Geodynamics, Ltd.                                                                     89,459              103,638
        *   Giants Reef Mining, Ltd.                                                           1,400,196               82,895
            Globe International, Ltd.                                                            712,348              266,974
        *   Gold Aura                                                                             41,097                4,417
        *   Goldstream Mining NL                                                                 105,681               33,989
            Gowing Bros., Ltd.                                                                    60,296              123,279
        *   Gradipore, Ltd.                                                                      104,226               64,465
            Graincorp, Ltd. Series A                                                              78,059              796,619
            Grand Hotel Group                                                                    383,087              239,665
            GRD NL                                                                               379,594              822,614
        #   Great Southern Plantations, Ltd.                                                     437,017            1,278,184
            Green's Foods, Ltd.                                                                  129,747               93,209
            GUD Holdings, Ltd.                                                                   114,428              977,506
        #   Gunns, Ltd.                                                                          602,832            1,958,402
        *   Gutnick Resources NL                                                                  17,866                2,058
            GWA International, Ltd.                                                              490,586            1,243,414

        *   Gympie Gold, Ltd.                                                                    302,445              131,413
        *   Hardman Resources NL                                                                 977,372            1,354,713
            Harvey World Travel, Ltd.                                                             52,100               58,432
            Health Communication Network, Ltd.                                                   106,000              134,362
            Healthscope, Ltd.                                                                    157,155              488,845
            Henry Walker Eltin Group, Ltd.                                                       360,324              157,360
        *   Herald Resources, Ltd.                                                                69,910               46,358
            HGL, Ltd.                                                                             84,970              128,181
        #   Hills Industries, Ltd.                                                               279,879              912,400
            Home Building Society, Ltd.                                                           18,776               89,047
        *   Horizon Oil NL                                                                       752,832               95,906
            Housewares International, Ltd.                                                       293,921              609,014
            HPAL, Ltd.                                                                           193,847              234,207
        *   Hutchison Telecommunications (Australia), Ltd.                                     1,153,996              323,826
        *   IBA Health, Ltd.                                                                     322,750              162,059
            IInet, Ltd.                                                                          136,659              316,593
            Iluka Resources, Ltd.                                                                398,111            1,799,395
        *   Imdex, Ltd.                                                                          135,662               19,780
            Incitec Pivot, Ltd.                                                                   67,442            1,097,905
        *   Independent Practioner Network, Ltd.                                                 457,414               13,486
        *   Indophil Resources NL                                                                250,607               74,888
        #   Infomedia, Ltd.                                                                      598,900              371,341
            Institute of Drug Technology Australia, Ltd.                                          82,205              145,695
            Integrated Group, Ltd.                                                               145,820              282,177
            Integrated Research, Ltd.                                                            261,513              105,015
        *   Intellect Holdings, Ltd.                                                             403,028               12,092
        *   Intermoco, Ltd.                                                                    1,067,459               62,396
        *   International All Sports, Ltd.                                                        58,815               15,480
            Investor Group, Ltd.                                                                 112,388              341,462
        #   ION, Ltd.                                                                            419,349              319,580
            Iress Market Technology, Ltd.                                                        176,883              498,069
            IWL, Ltd.                                                                             81,474              142,300
        *   Ixla, Ltd.                                                                            89,921                1,605
            JDV, Ltd.                                                                            123,805               74,312
        #   Jones (David), Ltd.                                                                  707,771            1,265,632
            Jubilee Mines NL                                                                     224,549              767,701
            K&S Corp., Ltd.                                                                       93,878              213,490
        *   Kagara Zinc, Ltd.                                                                    276,962              194,430
            Keycorp, Ltd.                                                                        156,412              220,038
        *   Kimberley Diamond Co. NL                                                             274,068              213,428
        #   Kingsgate Consolidated NL                                                            141,645              285,453
            Kresta Holdings, Ltd.                                                                231,002               99,956
        *   Lakes Oil NL                                                                       2,055,217               79,469
            Lemarne Corp., Ltd.                                                                   20,790               40,808
        *   Leyshon Resources, Ltd.                                                              103,357               38,047
            Lighting Corp., Ltd.                                                                 112,500               69,364
        *   LionOre Mining International, Ltd.                                                    25,843              149,482
        *   Lynas Gold NL                                                                        433,768              125,462
        #   MacArthur Coal, Ltd.                                                                 265,423              870,588
            MacMahon Holdings, Ltd.                                                              593,580              222,369
        *   Macmin Silver, Ltd.                                                                  343,722               39,418
        *   Macquarie Corporate Telecommunications, Ltd.                                         350,192               51,502
            Macquarie Goodman Management, Ltd.                                                   465,692            1,272,113
            Magellan Petroleum Australia, Ltd.                                                    32,760               33,526

        *   Magnesium International, Ltd.                                                        656,061               34,023
        *   Maryborough Sugar Factory, Ltd.                                                          600                3,434
        *   Matrix Oil NL                                                                        557,000               19,016
            MaxiTRANS Industries, Ltd.                                                           273,119              225,572
        #   McGuigan Simeon Wines, Ltd.                                                          291,513            1,186,362
            McPherson's, Ltd.                                                                    103,232              438,880
        *   Medica Holdings, Ltd.                                                                 31,587               17,556
            Melbourne IT, Ltd.                                                                    83,305               87,074
      # *   Metabolic Pharmaceuticals, Ltd.                                                      700,000              967,725
      # *   Metal Storm, Ltd.                                                                    791,640              166,847
        #   Miller's Retail, Ltd.                                                                493,726              461,973
        *   Minara Resources, Ltd.                                                               846,370            1,421,569
            Mincor Resources NL                                                                  333,960              164,299
            Monadelphous Group, Ltd.                                                              40,803              253,732
      # *   Mosaic Oil NL                                                                        756,146              148,653
        *   MPI Mines, Ltd.                                                                      170,592              293,988
        *   MPI Mines, Ltd. Leviathan Entitlements                                                56,864               34,414
        *   MXL, Ltd.                                                                            512,804               34,697
            MYOB, Ltd.                                                                           698,496              745,632
            Namoi Cotton Cooperative, Ltd.                                                       152,330               69,156
            National Can Industries, Ltd.                                                         97,017              112,994
        *   Norwood Abbey, Ltd.                                                                  245,896              121,412
        *   Nova Health, Ltd.                                                                    162,859               29,066
        *   Novera Energy, Ltd.                                                                  314,130               83,272
      # *   Novogen, Ltd.                                                                        166,644              718,861
            Nufarm, Ltd.                                                                         287,774            1,835,428
        *   Nylex, Ltd.                                                                        1,110,199              339,680
            Oakton, Ltd.                                                                         130,899              144,695
        #   Oamps, Ltd.                                                                          182,284              488,184
        *   Occupational & Medical Innovations, Ltd.                                              31,208               33,587
        *   Orbital Engine Corp., Ltd.                                                           537,358               48,297
            OrotonGroup, Ltd.                                                                     76,854              169,606
        *   Oxiana, Ltd.                                                                       2,124,170            1,710,523
            Pacific Group, Ltd.                                                                  248,624              702,617
            Pacific Hydro, Ltd.                                                                  378,635            1,080,005
        *   Paladin Resources, Ltd.                                                              573,901              230,885
        *   Palm Springs, Ltd.                                                                   222,804               25,801
        *   Pan Pacific Petroleum NL                                                             327,800               34,317
        *   Panbio, Ltd.                                                                          58,078               16,544
        *   Payce Consolidated, Ltd.                                                              18,000               37,685
            Penfold Buscombe, Ltd.                                                                54,588               79,134
        *   People Telecom, Ltd.                                                                 274,060               35,717
            Peppercorn Management Group, Ltd.                                                     22,267              183,484
        *   Peptech, Ltd.                                                                        281,015              440,441
        *   Perilya Mines NL                                                                     263,500              174,648
        *   Perseverance Corp., Ltd.                                                             917,246              274,396
      # *   Petsec Energy, Ltd.                                                                  203,974              223,842
        *   Plantcorp NL                                                                           4,329                    0
            Plaspak Group, Ltd.                                                                   99,965               72,596
      # *   PMP, Ltd.                                                                            497,872              777,364
        *   Polartechnics, Ltd.                                                                   43,405               15,292
            Port Bouvard, Ltd.                                                                   108,200              113,668
        *   Port Douglas Reef Resorts, Ltd.                                                      251,655               16,612
            Portman, Ltd.                                                                        343,890              803,275

        *   PowerTel, Ltd. Series B                                                              110,422              119,017
        *   Prana Biotechnology, Ltd.                                                            195,424               80,563
        *   Precious Metals Australia, Ltd.                                                       10,606                1,263
        *   Preston Resources NL                                                                  64,000                1,171
            Primary Health Care, Ltd.                                                            196,419            1,214,515
            Prime Television, Ltd.                                                               210,595              514,192
        *   Primelife Corp., Ltd.                                                                 99,482              128,862
        *   Progen Industries, Ltd.                                                               64,862              264,698
            Programmed Maintenance Service, Ltd.                                                 124,246              319,349
            Queensland Cotton Holdings, Ltd.                                                      47,054              164,307
        *   Quiktrak Networks P.L.C. Entitlement Shares                                           23,875                    0
        *   Quiktrak Networks, Ltd.                                                                7,401                  574
            Ramsay Health Care, Ltd.                                                             230,574            1,316,240
            Raptis Group, Ltd.                                                                    12,000                6,675
            Rebel Sport, Ltd.                                                                    132,283              322,855
        *   Redfire Resources NL                                                                 859,797              125,519
            Reece Australia, Ltd.                                                                185,260            1,677,477
        *   Reinsurance Australia Corp., Ltd.                                                    399,993              176,524
        *   Reliance Mining, Ltd.                                                                105,540               36,690
            Repcol, Ltd.                                                                         308,668              100,322
        *   Resolute Mining, Ltd.                                                                287,264              335,706
        *   Resonance Health, Ltd.                                                                29,264                3,389
            Ridley Corp., Ltd.                                                                   607,544              639,017
            Roberts, Ltd.                                                                         18,045              108,786
        *   Roc Oil Co., Ltd.                                                                    311,181              441,017
            Rock Building Society, Ltd.                                                           11,373               32,970
            Ross Human Directions, Ltd.                                                          121,481               91,853
            Rural Press, Ltd.                                                                     38,633              300,631
            S8, Ltd.                                                                             118,171              136,244
            Salmat, Ltd.                                                                         200,045              750,552
            Schaffer Corp., Ltd.                                                                  33,766              347,264
            SDI, Ltd.                                                                            200,815              288,252
        *   Sedimentary Holdings, Ltd.                                                           577,321              122,403
            Select Harvests, Ltd.                                                                 71,550              456,764
        *   Senetas Corp., Ltd.                                                                  240,406               45,755
            Servcorp, Ltd.                                                                       156,000              323,088
            Seven Network, Ltd.                                                                  319,923            1,555,996
        #   SFE Corp., Ltd.                                                                      225,787            1,432,702
            Sigma Co., Ltd.                                                                      256,868            1,851,638
        *   Silex System, Ltd.                                                                   235,100              228,479
            Sims Group, Ltd.                                                                     150,718            2,079,144
        *   Sino Gold, Ltd.                                                                      235,144              417,456
      # *   Sirtex Medical, Ltd.                                                                  96,109              206,398
            Skilled Engineering, Ltd.                                                            153,706              304,130
            Smorgon Steel Group, Ltd.                                                          1,498,240            1,388,420
            SMS Management & Technology, Ltd.                                                    507,212              133,921
        *   Sons of Gwalia, Ltd.                                                                 253,252              255,447
        #   Southern Cross Broadcasting (Australia), Ltd.                                        103,651            1,240,178
        *   Southern Pacific Petroleum NL                                                        698,740              130,116
            SP Telecommunications, Ltd.                                                          583,805              973,161
        #   SPC Ardmona, Ltd.                                                                    352,780              579,497
        #   Spotless Group, Ltd.                                                                 377,303            1,440,908
        *   St. Barbara Mines, Ltd.                                                              375,500               21,652
            Star Games, Ltd.                                                                     132,410              144,339

        *   Starpharma Holdings, Ltd.                                                            178,465              103,453
        *   Straits Resources, Ltd.                                                              212,913              303,856
        *   Strategic Minerals Corp. NL                                                          358,100               35,994
        *   Strathfield Group, Ltd.                                                              492,553               83,869
        *   Striker Resources NL                                                                 435,484               17,532
        #   STW Communications Group, Ltd.                                                       295,275              720,251
        #   Sunland Group, Ltd.                                                                  370,446              524,239
            Sydney Aquarium, Ltd.                                                                 49,135              204,655
        *   Sydney Gas, Ltd.                                                                     402,065              304,434
            Symex Holdings, Ltd.                                                                 163,000              172,537
        *   Taipan Resources NL                                                                2,475,883              123,267
        *   Tandou, Ltd.                                                                           3,410                4,461
        *   Tap Oil, Ltd.                                                                        269,296              382,728
            Technology One, Ltd.                                                                 587,800              281,834
            Tectonic Resources NL                                                                259,183               73,758
        *   Television & Media Services, Ltd.                                                  2,000,584               65,072
            Tempo Service, Ltd.                                                                  184,359              173,727
            Thakral Holdings Group                                                               948,383              534,300
            The Gribbles Group, Ltd.                                                             780,300              374,098
            Ticor, Ltd.                                                                          455,148              527,588
        #   Timbercorp, Ltd.                                                                     373,920              594,064
        *   Titan Resources NL                                                                   297,586               49,371
        *   Tooth & Co., Ltd.                                                                    153,000               14,129
            Transfield Services, Ltd.                                                            258,722            1,237,451
            Triako Resources, Ltd.                                                                25,400               32,506
            Troy Resources NL                                                                     72,048              199,862
            Trust Company of Australia, Ltd.                                                      53,206              357,646
            United Group, Ltd.                                                                   185,592              925,193
        *   Unitract, Ltd.                                                                       147,406              115,516
            UXC, Ltd.                                                                            230,697              146,276
            VeCommerce, Ltd.                                                                      13,680               15,901
        *   Ventracor, Ltd.                                                                      331,714              386,827
        *   Victoria Petroleum NL                                                              2,180,492               79,049
            Villa World, Ltd.                                                                    185,574              221,134
      # *   Village Roadshow, Ltd.                                                               591,536              912,883
        *   Virotec International NL                                                             298,151              124,809
            Vision Systems, Ltd.                                                                 281,036              263,897
        *   Voicenet (Australia), Ltd.                                                           495,284                7,241
            Volante Group, Ltd.                                                                  211,215              248,067
            Waterco, Ltd.                                                                         22,304               69,053
            Watpac, Ltd.                                                                         139,743              138,434
        #   Wattyl, Ltd.                                                                         136,317              403,654
        *   Webster, Ltd.                                                                         33,551               22,251
        *   Wedgetail Exploration NL                                                           1,413,422               59,981
            Wide Bay Capricorn Building Society, Ltd.                                             35,356              182,831
            Worley Group, Ltd.                                                                   283,762            1,197,893
        *   Yates, Ltd.                                                                           60,281                2,421
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $98,124,864)                                                                                           130,771,728
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Australian Dollar                                                                                         409,212
                                                                                                           ------------------
   (Cost $387,262)

   PREFERRED STOCKS -- (0.1%)
            Southern Cross Broadcasting (Australia), Ltd.                                         12,034              140,057
        *   Village Roadshow, Ltd. 2% Class A                                                     55,477               73,339
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $205,920)                                                                                                  213,396
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ainsworth Game Technology, Ltd. Rights 12/10/04                                       33,994                  396
        *   Allegiance Mining NL Rights 12/15/04                                                  27,427                  943
        *   Axon Instruments, Inc. Options 01/02/07                                               16,148                    0
        *   CBH Resources, Ltd. Rights 12/10/04                                                  171,959                    0
        *   Macmin Silver, Ltd. Options 10/30/08                                                  38,191                2,104
      # *   Mosaic Oil NL Options 09/30/05                                                        48,415                3,005
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $98)                                                                                                         6,448
                                                                                                           ------------------

   TOTAL -- AUSTRALIA
     (Cost $98,718,144)                                                                                           131,400,784
                                                                                                           ------------------

   HONG KONG -- (22.8%)
   COMMON STOCKS -- (22.8%)
        *   139 Holdings, Ltd.                                                                 6,200,000               17,500
            ABC Communications (Holdings), Ltd.                                                  930,000               69,190
            Aeon Credit Service (Asia) Co., Ltd.                                                 740,000              485,286
            ALCO Holdings, Ltd.                                                                  740,000              189,854
            Allan International Holdings, Ltd.                                                   592,000               94,372
        *   Allied Group, Ltd.                                                                   559,200              574,606
        *   Allied Properties, Ltd.                                                              802,600              412,284
        *   Anex International Holdings, Ltd.                                                    152,000                2,072
        *   Applied International Holdings, Ltd.                                               1,243,000               19,465
        *   APT Satellite Holdings, Ltd.                                                         599,000              110,003
            Artel Solutions Group Holdings, Ltd.                                               2,315,000               67,413
            Arts Optical International Holdings, Ltd.                                            468,000              159,377
            Asia Aluminum Holdings, Ltd.                                                       2,084,000              240,418
        *   Asia Commercial Holdings, Ltd.                                                        72,800                4,243
            Asia Financial Holdings, Ltd.                                                      1,976,908              486,945
        *   Asia Logistics Technologies, Ltd.                                                     22,140                3,871
            Asia Satellite Telecommunications Holdings, Ltd.                                     233,000              452,304
        *   Asia Standard International Group, Ltd.                                            6,780,000              356,109
        *   Asia Tele-Net & Technology Corp., Ltd.                                               521,000               29,975
            Associated International Hotels, Ltd.                                                898,000              728,507
            Automated Systems Holdings, Ltd.                                                     340,000               55,377
            Baltrans Holdings, Ltd.                                                              376,000              133,920
        *   Beijing Development (Hong Kong), Ltd.                                                166,000               21,298
            Bossini International Holdings, Ltd.                                               1,801,500              467,049
            Bright International Group, Ltd.                                                     710,000               73,083
            Cafe de Coral Holdings, Ltd.                                                         350,000              402,703
        *   Capital Prosper, Ltd.                                                                480,000                4,198
        *   Capital Strategic Investment, Ltd.                                                    30,500                2,389
        *   Cash Financial Services Group, Ltd.                                                   27,018                  623

        *   Casil Telecommunications Holdings, Ltd.                                            1,420,000               78,666
        *   Catic International Holdings, Ltd.                                                 5,332,000               92,448
            CCT Telecom Holdings, Ltd.                                                           472,970               76,257
            CEC International Holdings, Ltd.                                                     210,000                4,510
        *   Celestial Asia Securities Holdings, Ltd.                                             426,036               22,892
        *   Central China Enterprises, Ltd.                                                      210,400               18,033
        #   Champion Technology Holdings, Ltd.                                                 1,329,386              235,337
            Chaoda Modern Agriculture (Holdings), Ltd.                                         1,536,000              556,436
            Chen Hsong Holdings, Ltd.                                                          1,210,000              769,266
            Cheuk Nang (Holdings), Ltd.                                                          112,501               58,712
        *   Cheung Tai Hong Holdings, Ltd.                                                       100,920                4,779
            Chevalier International Holdings, Ltd.                                               441,482              354,909
            Chevalier Itech Holdings, Ltd.                                                       355,250               47,783
        *   China Aerospace International Holdings, Ltd.                                       3,384,000              195,383
        *   China Bio-medical Group, Ltd.                                                        415,000                8,005
        *   China City Natural Gas Holdings, Ltd.                                             10,488,000               26,983
        *   China Digicontent Co., Ltd.                                                        2,710,000                3,485
            China Everbright International, Ltd.                                               3,945,000              262,654
        *   China Everbright Technology, Ltd.                                                  3,244,000              155,712
      # *   China Gas Holdings, Ltd.                                                           2,026,000              331,991
            China Hong-Kong Photo Products Holdings, Ltd.                                      1,909,000              129,970
            China Insurance International Holdings Co., Ltd.                                     856,000              384,547
        *   China Investments Holdings, Ltd.                                                     210,000                4,537
        *   China Motion Telecom International, Ltd.                                             257,000                9,969
            China Motor Bus Co., Ltd.                                                             74,000              530,942
        *   China Nan Feng Group, Ltd.                                                            28,800                  389
        #   China National Aviation Co., Ltd.                                                  1,552,000              322,441
            China Online (Bermuda), Ltd.                                                         296,240               47,999
            China Pharmaceutical Enterprise and Investment Corp., Ltd.                           754,000              193,839
            China Rare Earth Holdings, Ltd.                                                    1,180,000              163,921
            China Resources Land, Ltd.                                                         2,658,000              451,045
            China Resources Logic, Ltd.                                                        3,796,000              447,704
        *   China Rich Holdings, Ltd.                                                          3,380,000               16,518
        *   China Sci-Tech Holdings, Ltd.                                                      2,786,000                9,580
        *   China Star Entertainment, Ltd.                                                       440,292               42,383
        *   China Strategic Holdings, Ltd.                                                     1,368,500               97,758
        #   China Travel International Investment, Ltd.                                        1,276,000              384,896
            Chinney Investments, Ltd.                                                          1,144,000               97,060
        *   Chitaly Holdings, Ltd.                                                               150,000              113,458
            Chow Sang Sang Holdings International, Ltd.                                          721,400              338,077
            Chuangs China Investments, Ltd.                                                    1,347,000               83,222
            Chuang's Consortium International, Ltd.                                            1,858,884              171,677
            Chun Wo Holdings, Ltd.                                                             1,671,917              231,596
            Chung Tai Printing Holdings, Ltd.                                                    548,000               87,975
        *   CITIC 21CN Co., Ltd.                                                               1,536,000              463,109
        *   CITIC Resources Holdings, Ltd.                                                     1,790,000              362,846
            City e Solutions, Ltd.                                                               186,000               20,047
            City Telecom (H.K.), Ltd.                                                          1,070,000              221,129
      # *   Clear Media, Ltd.                                                                    340,000              341,536
        *   Climax International Co., Ltd.                                                       296,000                1,296
        #   CNPC (Hong Kong), Ltd.                                                             2,680,000              430,399
        *   CNT Group, Ltd.                                                                    3,078,000               71,070
        *   Coastal Greenland, Ltd.                                                            2,440,000               50,103
            COFCO International, Ltd.                                                          1,042,000              457,706

        *   Compass Pacific Holdings, Ltd.                                                       624,000               23,272
        *   Computer & Technologies Holdings, Ltd.                                               432,000               58,706
            Continental Holdings, Ltd.                                                            98,825               10,666
            Continental Mariner Investment Co., Ltd.                                           1,328,000              259,056
        *   COSCO International Holdings, Ltd.                                                 2,573,600              451,986
        #   Coslight Technology International Group, Ltd.                                        626,000              170,814
        *   Cosmos Machinery Enterprises, Ltd.                                                 1,126,400               54,779
        *   Crocodile Garments, Ltd.                                                           1,539,000               82,946
            Cross Harbour Tunnel Co., Ltd.                                                       386,520              230,953
        *   Culturecom Holdings, Ltd.                                                          3,767,000              265,489
        *   Dah Hwa International Holdings, Ltd.                                               1,062,000               39,512
        *   Dan Form Holdings Co., Ltd.                                                        2,386,600              116,822
        *   Daqing Petroleum & Chemical Group, Ltd.                                            1,375,000              104,033
            Dickson Concepts International, Ltd.                                                 498,300              578,211
        *   Digital China Holdings, Ltd.                                                       1,416,000              436,117
        *   DVN Holdings, Ltd.                                                                   744,490              149,297
        *   Dynamic Global Holdings, Ltd.                                                      3,522,000               19,023
            Dynamic Holdings, Ltd.                                                               244,000               35,203
            Easyknit International Holdings, Ltd.                                                282,860                5,165
        *   Eforce Holdings, Ltd.                                                              2,620,000               18,738
            Egana Jewelry and Pearls                                                             331,789               59,301
        #   Eganagoldfeil Holdings, Ltd.                                                       2,017,235              406,183
            Emperor International Holdings, Ltd.                                                  90,436              160,584
        *   e-New Media Co., Ltd.                                                                320,000               10,481
        *   eSun Holdings, Ltd.                                                                  653,600               71,180
        *   Extrawell Pharmaceutical Holdings, Ltd.                                            3,220,000              102,227
            Ezcom Holdings, Ltd.                                                                  72,576                2,988
        *   Fairwood Holdings, Ltd.                                                               42,600               16,680
        #   Far East Consortium International, Ltd.                                            1,948,929              748,524
        *   Far East Hotels & Entertainment, Ltd.                                              1,853,000              119,970
            Far East Pharmaceutical Technology Co., Ltd.                                       3,216,000               28,124
        *   First Natural Foods Holdings, Ltd.                                                   295,000               22,340
            First Sign International Holdings, Ltd.                                            1,424,000               42,581
            Fong's Industries Co., Ltd.                                                          304,000              262,000
        *   Forefront International Holdings, Ltd.                                               658,000               48,233
        *   Fortuna International Holdings, Ltd.                                               9,344,000               20,154
        *   Foundation Group, Ltd.                                                                83,800                1,983
        *   Founder Holdings, Ltd.                                                             1,854,000              164,305
            Fountain Set Holdings, Ltd.                                                          508,000              371,554
            Four Seas Frozen Food Holdings, Ltd.                                                 347,184               58,427
            Four Seas Mercantile Holdings, Ltd.                                                  592,000              213,170
        *   Fujian Holdings, Ltd.                                                                237,800                7,650
            Fujikon Industrial Holdings, Ltd.                                                    532,000               76,656
        *   Fushan Holdings, Ltd.                                                              2,566,000              143,341
        *   GeoMaxima Energy Holdings, Ltd.                                                    5,810,000               63,222
            Giordano International, Ltd.                                                       1,128,000              709,383
        *   Global China Group Holdings, Ltd.                                                  3,022,000              157,407
            Global Green Tech Group, Ltd.                                                      1,336,000              114,752
        *   Global Tech (Holdings), Ltd.                                                       5,612,000               36,086
            Glorious Sun Enterprises, Ltd.                                                     1,650,000              581,787
            Gold Peak Industries (Holdings), Ltd.                                              1,059,250              271,825
        *   Goldbond Group Holdings, Ltd.                                                      2,609,500               51,245
            Golden Meditech Company, Ltd.                                                        533,802              128,875
            Golden Resources Development International, Ltd.                                   1,456,500               70,169

        *   Gold-Face Holdings, Ltd.                                                           2,003,600              139,140
            Goldlion Holdings, Ltd.                                                            1,438,000              142,195
            Golik Holdings, Ltd.                                                                 930,500               28,632
            Good Fellow Group, Ltd.                                                            3,488,000              110,892
        *   Gorient Holdings, Ltd.                                                                 7,370                   66
            Grande Holdings, Ltd.                                                                258,000              263,036
        *   Great Wall Cybertech, Ltd.                                                        15,795,170               20,313
        #   Group Sense (International), Ltd.                                                  2,062,000              203,327
            Guangdong Brewery Holdings, Ltd.                                                   2,212,000              682,524
        *   Guangnan Holdings, Ltd.                                                           14,216,000              264,101
        #   Guangzhou Investment Co., Ltd.                                                     4,058,000              406,350
        *   Guo Xin Group, Ltd.                                                                3,640,000               80,258
        *   Guorun Holdings, Ltd.                                                              2,125,000              110,304
            GZI Transport, Ltd.                                                                1,820,000              555,122
            Hang Fung Gold Technology, Ltd.                                                      762,000              118,322
            Hang Ten Group Holdings, Ltd.                                                          5,850                  825
            Hanny Holdings, Ltd.                                                                 186,658               74,184
        *   Hansom Eastern Holdings, Ltd.                                                      3,473,235               25,456
            Harbour Centre Development, Ltd.                                                     517,000              578,480
            Harbour Ring International Holdings, Ltd.                                          3,306,000              305,295
        *   Hen Fung Holdings, Ltd.                                                            1,740,000               39,662
            Henderson China Holdings, Ltd.                                                       815,000              413,715
            Heng Tai Consumables Group, Ltd.                                                     530,000               88,309
        #   Hengan International Group Co., Ltd.                                                 628,000              387,751
            High Fashion International, Ltd.                                                     268,000               53,470
            HKR International, Ltd.                                                            1,884,860              996,242
            Hon Kwok Land Investment Co., Ltd                                                    572,535              132,366
            Hong Kong Catering Management, Ltd.                                                  512,000               87,331
        *   Hong Kong Construction Holdings, Ltd.                                                970,000               64,988
            Hong Kong Ferry (Holdings) Co., Ltd.                                                 671,300              741,218
        *   Hong Kong Parkview Group, Ltd.                                                     1,130,000               78,473
        *   Hong Kong Pharmaceuticals Holdings, Ltd.                                           1,834,000               45,756
            Hongkong Chinese, Ltd.                                                             2,126,000              284,295
        *   Hop Hing Holdings, Ltd.                                                              660,265               29,719
            Hopson Development Holdings, Ltd.                                                  1,246,000              344,454
        *   Hsin Chong Construction Group, Ltd.                                                1,569,658               84,893
            Hua Han Bio-Pharmaceutical Holdings, Ltd.                                            208,000               25,125
        *   Huabao International Holdings, Ltd.                                                   19,300                2,260
        *   Huafeng Textile International Group, Ltd.                                            248,000               23,885
        *   Hualing Holdings, Ltd.                                                             1,344,000               68,117
            Hung Hing Printing Group, Ltd.                                                       266,000              203,151
        *   Hycomm Wireless, Ltd.                                                              4,709,000               33,041
            I-Cable Communications, Ltd.                                                         888,000              350,791
        *   I-China Holdings, Ltd.                                                               375,756                9,641
            IDT International, Ltd.                                                            4,028,486              890,691
        *   Imagi International Holdings, Ltd.                                                   137,400               25,598
        *   Innomaxx Biotechnology Group, Ltd.                                                 3,050,000              111,325
        *   Interchina Holdings Co., Ltd.                                                      8,130,000              243,241
            International Bank of Asia, Ltd.                                                     462,000              195,372
        *   Inworld Group, Ltd.                                                                    2,036                    9
        *   ITC Corp., Ltd.                                                                      466,157               40,005
            JCG Holdings, Ltd.                                                                   414,000              337,994
        *   Jinhui Holdings Co., Ltd.                                                             16,000               44,476
        *   Joyce Boutique Holdings, Ltd.                                                        514,000               28,948

        *   Junefield Department Store Group, Ltd.                                               256,000                3,301
        #   K Wah International Holdings, Ltd.                                                 3,096,364              794,345
            K. Wah Construction Materials, Ltd.                                                2,455,075              965,456
        *   Kader Holdings Co., Ltd.                                                             545,600               11,583
        *   Kanstar Environmental Paper Products Holdings, Ltd.                                1,220,000               47,675
            Karrie International Holdings, Ltd.                                                  488,000              169,059
            Keck Seng Investments (Hong Kong), Ltd.                                              858,600              247,220
            Kee-Shing Holdings Co., Ltd.                                                         886,000               84,389
            Kin Yat Holdings, Ltd.                                                               586,000               51,195
            King Fook Holdings, Ltd.                                                           1,000,000               77,407
        *   King Pacific International Holdings, Ltd.                                          1,404,200               22,031
            Kingdee International Software Group Co., Ltd.                                       638,000              182,274
            Kingmaker Footwear Holdings, Ltd.                                                  1,058,750              271,246
        *   Kong Sun Holdings, Ltd.                                                            2,198,000                7,067
            Kowloon Development Co., Ltd.                                                        604,000              638,857
        *   KPI Co., Ltd.                                                                        396,000                6,503
            KTP Holdings, Ltd.                                                                   560,400               40,987
        *   Kwong Sang Hong International, Ltd.                                                1,434,000              223,104
            Kwoon Chung Bus Holdings, Ltd.                                                       556,000               96,456
        *   Lai Sun Development Co., Ltd.                                                      7,592,000              185,463
        *   Lai Sun Garment (International), Ltd.                                              2,325,000              110,382
            Lam Soon (Hong Kong), Ltd.                                                           302,310              103,168
            Le Saunda Holdings, Ltd.                                                             236,000               33,928
        *   Leadership Publishing Group, Ltd.                                                    250,511                  973
        *   Leading Spirit High-Tech Holdings Co., Ltd.                                        2,310,000                2,971
        *   Lee & Man Holdings, Ltd.                                                             566,000               82,870
            Lerado Group (Holding) Co., Ltd.                                                   1,048,000              152,102
        *   LifeTec Group, Ltd.                                                                1,383,000               20,405
            Lippo, Ltd.                                                                        1,074,760              283,113
            Liu Chong Hing Bank, Ltd.                                                            293,000              436,851
            Liu Chong Hing Investment, Ltd.                                                      635,200              498,034
            Luk Fook Holdings (International), Ltd.                                              690,000              165,730
            Luks Industrial Group, Ltd.                                                          645,555              108,610
            Lung Kee (Bermuda) Holdings, Ltd.                                                  1,071,875              633,901
        *   MACRO-LINK International Holdings, Ltd.                                            1,036,250               39,962
        *   Mae Holdings, Ltd.                                                                 2,220,000                4,790
        *   Magnificent Estates, Ltd.                                                          8,368,000              124,104
        *   Magnum International Holdings, Ltd.                                                  300,000                2,585
            Mainland Headwear Holdings, Ltd.                                                     410,000              154,203
        *   Mansion House Group, Ltd.                                                          1,820,000               44,506
            Matrix Holdings, Ltd.                                                                402,000               99,250
        *   Mei Ah Entertainment Group, Ltd.                                                   1,142,000               42,756
            Melbourne Enterprises, Ltd.                                                           45,500              172,616
            Midas International Holdings, Ltd.                                                   774,000               61,664
            Midland Realty (Holding), Ltd.                                                     1,110,000              646,869
        *   Millennium Group, Ltd.                                                             1,392,000               13,068
            Min Xin Holdings, Ltd.                                                               753,200              167,041
            Miramar Hotel & Investment Co., Ltd.                                                 374,000              456,959
        *   Morning Star Resources, Ltd.                                                       1,845,000               16,372
            Moulin International Holdings, Ltd.                                                  699,274              399,365
            Nanyang Holdings, Ltd.                                                               137,500              139,613
            National Electronics Holdings, Ltd.                                                2,156,000               67,396
            Natural Beauty Bio-Technology, Ltd.                                                  540,000               38,109
            New Asia Realty & Trust Co., Ltd.                                                  1,355,000              644,977

        *   New China Merchants Dichain                                                        7,160,000               78,934
            New Island Printing Holdings, Ltd.                                                   176,000               14,486
        *   New World China Land, Ltd.                                                           961,600              376,790
        *   New World Cyberbase, Ltd.                                                             48,419                2,314
        *   New World TMT, Ltd.                                                                1,380,600              116,635
            Newocean Green Energy Holdings, Ltd.                                                 393,120               66,074
        *   Next Media, Ltd.                                                                     852,000              306,272
        #   Ngai Lik Industrial Holdings, Ltd.                                                 1,556,000              434,301
      # *   Onfem Holdings, Ltd.                                                               1,266,000              114,016
            Orient Power Holdings, Ltd.                                                          804,000               58,784
        *   Oriental Metals, Ltd.                                                                711,780              280,894
            Oriental Press Group, Ltd.                                                         1,544,000              579,723
            Oriental Watch Holdings, Ltd.                                                        398,000               84,922
            Pacific Andes International Holdings, Ltd.                                         1,172,000              195,420
            Pacific Century Insurance Holdings, Ltd.                                           1,272,000              530,707
      # *   Pacific Century Premium Developments, Ltd.                                           945,000              323,709
        *   Pacific Plywood Holdings, Ltd.                                                     4,430,000               25,067
            Paul Y. ITC Construction Holdings, Ltd.                                            2,309,062              457,847
            Peace Mark Holdings, Ltd.                                                          1,138,022              214,733
            Pegasus International Holdings, Ltd.                                                 226,000               32,833
            Perfectech International Holdings, Ltd.                                              571,450               48,151
            Pico Far East Holdings, Ltd.                                                       1,190,000              103,980
            Playmates Holdings, Ltd.                                                           2,223,000              433,415
            Pokfulam Development Co., Ltd.                                                       234,000               91,106
        *   Poly Investments Holdings, Ltd.                                                    2,670,000               61,113
            Prime Success International Group, Ltd.                                            2,366,000              357,971
        #   Proview International Holdings, Ltd.                                                 944,000              176,576
      # *   QPL International Holdings, Ltd.                                                   1,191,000              245,793
            Quality Healthcare Asia, Ltd.                                                        133,800               28,354
        *   Rainbow International Holdings, Ltd.                                                   2,036                   12
            Raymond Industrial, Ltd.                                                             605,400              175,092
      # *   Regal Hotels International Holdings, Ltd.                                         11,656,000              701,410
        *   Rexcapital International Holdings, Ltd.                                            1,272,905               18,488
        *   Riche Multi-Media Holdings, Ltd.                                                     706,000              176,066
        *   Rivera Holdings, Ltd.                                                              3,620,000              115,683
        *   Riverhill Holdings, Ltd.                                                               2,036                   28
            Road King Infrastructure, Ltd.                                                       449,000              323,038
        *   Roadshow Holdings, Ltd.                                                            1,456,000              157,043
            S.A.S.Dragon Holdings, Ltd.                                                        1,696,000              159,357
            SA SA International Holdings, Ltd.                                                 1,872,000              938,866
            Safety Godown Co., Ltd.                                                              408,000              166,693
            Saint Honore Holdings, Ltd.                                                          128,000               48,579
        *   San Miguel Brewery Hong Kong, Ltd.                                                   612,800              138,697
            SCMP Group, Ltd.                                                                   1,038,000              432,912
            Sea Holdings, Ltd.                                                                   832,000              304,692
        *   Seapower Resources International, Ltd.                                               151,680                2,357
        *   SEEC Media Group, Ltd.                                                             2,550,000              124,244
            Shanghai Allied Cement, Ltd.                                                       1,152,080               63,807
        *   Shanghai Century Holdings, Ltd.                                                    7,142,000              184,396
        *   Shanghai Land Holdings, Ltd.                                                       1,464,000               64,954
        *   Shanghai Ming Yuan Holdings, Ltd.                                                    670,000               82,652
            Shanghai Real Estates, Ltd.                                                        2,234,000              244,313
            Shaw Brothers Hong Kong, Ltd.                                                        134,000              147,094
            Shell Electric Manufacturing (Holdings) Co., Ltd.                                    746,340              157,140

            Shenyin Wanguo (Hong Kong), Ltd.                                                     847,500               92,483
            Shenzhen International Holdings, Ltd.                                              7,092,500              272,721
            Shougang Concord Century Holdings, Ltd.                                            1,676,000              171,798
        *   Shougang Concord Grand (Group), Ltd.                                               1,701,000              124,746
        *   Shougang Concord International Enterprises Co., Ltd.                               4,166,000              271,959
        *   Shougang Concord Technology Holdings, Ltd.                                         2,639,809              227,333
            Shui On Construction & Materials, Ltd.                                               468,000              525,318
        *   Shun Ho Resources Holdings, Ltd.                                                     483,000               34,151
        *   Shun Ho Technology Holdings, Ltd.                                                  1,037,452               73,388
            Silver Grant International Industries, Ltd.                                        2,087,000            1,197,451
        *   Sincere Co., Ltd.                                                                    505,500               27,405
        #   Singamas Container Holdings, Ltd.                                                    838,000              468,663
            Sino Golf Holdings, Ltd.                                                             438,000               69,364
        *   Sinocan Holdings, Ltd.                                                               350,000                1,755
        *   Sino-I.com, Ltd.                                                                  19,383,158              388,420
            Sinolink Worldwide Holdings, Ltd.                                                  3,933,600              590,766
            Sinopec Kantons Holdings, Ltd.                                                     1,638,000              235,334
        *   Skynet (International Group) Holdings, Ltd.                                          244,240                  314
            SNP Leefung Holdings, Ltd.                                                           144,000               19,210
        *   Softbank Investment International (Strategic), Ltd.                                7,398,000               85,345
        *   Solartech International Holdings, Ltd.                                                49,600                2,225
            South China Brokerage Co., Ltd.                                                    4,872,000               39,969
            South China Industries, Ltd.                                                       1,124,000               57,819
            Southeast Asia Properties & Finance, Ltd.                                            263,538               37,958
            Starlight International Holdings, Ltd.                                             1,311,292              137,917
            Starlite Holdings, Ltd.                                                              694,000               64,208
            Stelux Holdings International, Ltd.                                                1,307,702               99,220
        *   Styland Holdings, Ltd.                                                               101,808                  327
            Sun Hing Vision Group Holdings, Ltd.                                                 358,000              165,816
            Sun Hung Kai & Co., Ltd.                                                           2,048,600              510,318
        *   Sun Innovation Holdings, Ltd.                                                      1,420,360                6,943
        *   Sun Media Group Holdings, Ltd.                                                     9,814,000               30,076
        *   Sunday Communications, Ltd.                                                        4,441,000              255,982
            Sunway International Holdings, Ltd.                                                  866,000               30,692
        *   Suwa International Holdings, Ltd.                                                  1,062,000               28,602
            SW Kingsway Capitol Holdings, Ltd.                                                 1,186,000               51,892
            Symphony Holdings, Ltd.                                                              496,000               93,610
        *   Tack Fat Group International, Ltd.                                                   896,000               94,392
        *   Tack Hsin Holdings, Ltd.                                                             542,000               19,575
            Tai Cheung Holdings, Ltd.                                                          1,013,000              542,098
            Tai Fook Securities Group, Ltd.                                                      590,000               88,084
            Tai Sang Land Development, Ltd.                                                      471,984              148,313
            Tak Shun Technology Group, Ltd.                                                    2,088,000               91,170
            Tak Sing Alliance Holdings, Ltd.                                                   2,909,865              132,458
        #   Tan Chong International, Ltd.                                                        960,000              193,665
            TCC International Holdings, Ltd.                                                   1,124,000              174,930
      # *   TCL International Holdings, Ltd.                                                   1,702,000              474,934
        *   Technology Venture Holdings, Ltd.                                                    586,000               13,101
        *   Termbray Industries International (Holdings), Ltd.                                 2,304,900              145,381
            Tern Properties Co., Ltd.                                                             61,200               17,315
        *   The Sun's Group, Ltd.                                                             17,004,000               21,867
      # *   Tian An China Investments Co., Ltd.                                                1,238,275              341,848
            Tian Teck Land, Ltd.                                                               1,098,000              338,677
            Tianjin Development Holdings, Ltd.                                                 1,118,000              476,755

        *   Titan Petrochemicals Group, Ltd.                                                   2,740,000              319,815
        *   Tomorrow International Holdings, Ltd.                                                165,000               15,250
        *   Tongda Group Holdings, Ltd.                                                        1,020,000               27,341
            Tonic Industries Holdings., Ltd.                                                     920,000               35,421
            Top Form International, Ltd.                                                       1,586,000              307,858
        *   Topsearch International (Holdings), Ltd.                                             204,000               21,440
        *   Tristate Holdings, Ltd.                                                              138,000               23,022
            Truly International Holdings, Ltd.                                                   302,000              314,271
            Tungtex (Holdings) Co., Ltd.                                                         788,000              301,321
        *   Tysan Holdings, Ltd.                                                               1,040,773               28,069
        *   U-Cyber Technology Holdings, Ltd.                                                    432,800               12,235
        *   United Power Investment, Ltd.                                                      1,664,000              130,818
        *   Universal Holdings Ltd                                                             2,770,000               17,378
        *   Universe International Holdings, Ltd.                                                573,339                5,392
            U-Right International Holdings, Ltd.                                               2,040,000              104,595
            USI Holdings, Ltd.                                                                   928,999              138,251
            Van Shung Chong Holdings, Ltd.                                                       359,335               55,347
        *   Vanda Systems & Communications Holdings, Ltd.                                      3,232,000              178,668
            Varitronix International, Ltd.                                                       534,293              501,296
            Veeko International Holdings, Ltd.                                                 1,420,000               63,845
            Victory City International Holdings, Ltd.                                            839,768              350,096
        *   Vital Biotech Holdings, Ltd.                                                         470,000               23,248
            Vitasoy International Holdings, Ltd.                                               1,423,000              375,289
            Wah Ha Realty Co., Ltd.                                                              278,600               48,540
        *   Wah Nam International                                                                 38,696                  791
            Wai Kee Holdings, Ltd.                                                             1,265,738              246,379
            Wang On Group, Ltd.                                                                   47,897                8,483
        *   Wellnet Holdings, Ltd.                                                             2,059,200              108,510
        *   Winfoong International, Ltd.                                                       1,210,000               71,518
            Wing On Co. International, Ltd.                                                      565,000              675,735
            Wing Shan International, Ltd.                                                        896,000               46,577
        *   Winsan China Investment Group, Ltd.                                                1,296,000               46,056
            Wong's International (Holdings), Ltd.                                                737,641               84,572
        *   Wonson International Holdings, Ltd.                                                4,040,000               13,587
            World Houseware (Holdings), Ltd.                                                     605,700               21,455
      # *   Xinao Gas Holdings, Ltd.                                                           1,094,000              643,208
            Y. T. Realty Group, Ltd.                                                             965,000               86,839
            Yangtzekiang Garment Manufacturing Co., Ltd.                                         607,500              167,839
        *   Yanion International Holdings, Ltd.                                                  118,000                8,352
        *   Yaohan International Holdings, Ltd.                                                  974,000                    0
            Yau Lee Holdings, Ltd.                                                               534,000               43,294
            YGM Trading, Ltd.                                                                    228,000              379,929
            Yip's Chemical Holdings, Ltd.                                                        674,000              163,750
            Yugang International, Ltd.                                                        11,916,000              191,947
        *   Yunnan Enterprises Holdings, Ltd.                                                    240,000               12,792
        *   Zhu Kuan Development Co., Ltd.                                                       646,000               32,787
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $86,108,792)                                                                                            71,941,389
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                          83,337
                                                                                                           ------------------
   (Cost $83,186)

   RIGHTS/WARRANTS -- (0.0%)
        *   Champion Technology Holdings, Ltd. Warrants                                          265,877                1,881
        *   China City Natural Gas Holdings, Ltd. Rights 12/13/04                              2,097,600                    0
        *   China Credit Holdings Warrants 09/30/99                                              174,000                2,461
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        124,800               12,198
        *   QPL International Holdings, Ltd. Warrants 10/14/07                                   238,200               15,163
        *   Quality Healthcare Asia, Ltd. Warrants 01/13/07                                       26,760                  692
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         32,395
                                                                                                           ------------------

   TOTAL -- HONG KONG
     (Cost $86,191,978)                                                                                            72,057,121
                                                                                                           ------------------

   SINGAPORE -- (16.8%)
   COMMON STOCKS -- (16.8%)
        *   Acma, Ltd.                                                                         3,040,700               92,695
            Airocean Group, Ltd.                                                               1,649,000              221,364
        *   Alliance Technology & Development, Ltd.                                              156,000               10,008
            Amtek Engineering, Ltd.                                                              799,625              586,079
        *   Apollo Enterprises, Ltd.                                                             193,000               54,833
            Armstrong Industrial Corp.                                                         1,460,000              115,620
        *   ASA Group Holdings, Ltd.                                                             586,000              100,348
            Ascott Group, Ltd.                                                                 1,807,250              462,983
            Aussino Group, Ltd.                                                                  967,000              270,989
            Benjamin (F.J.) Holdings, Ltd.                                                     1,095,000              148,056
        #   Beyonics Technology, Ltd.                                                          1,556,640              411,558
        *   Blu Inc. Group, Ltd..                                                                729,000               69,038
            Bonvests Holdings, Ltd.                                                              825,000              264,671
            Brilliant Manufacturing, Ltd.                                                      1,855,000              694,760
        *   Broadway Industrial Group, Ltd.                                                      461,000              113,587
            Bukit Sembawang Estates, Ltd.                                                         71,334              570,510
        *   Central Properties, Ltd.                                                              66,000                    0
            Ch Offshore, Ltd.                                                                    823,200              188,128
        *   Chemical Industries (Far East), Ltd.                                                 105,910               39,435
        *   China Merchants Holdings Pacific, Ltd.                                               652,000              219,836
            Chip Eng Seng Corp., Ltd.                                                          1,775,000              129,873
            Chosen Holdings, Ltd.                                                              1,284,000              175,563
            Chuan Hup Holdings, Ltd.                                                           4,385,000            1,737,907
            Chuan Soon Huat Industrial Group, Ltd.                                               614,000              112,147
            CIH, Ltd.                                                                            498,460              900,979
        *   CK Tang, Ltd.                                                                        614,000              151,963
        *   Compact Metal Industries, Ltd.                                                       643,000               11,640
            Courts Singapore, Ltd.                                                               495,000              160,381
        *   CSC Holdings, Ltd.                                                                   672,000               12,244
            CSE Global, Ltd.                                                                   1,262,000              395,425
            CWT Distribution, Ltd.                                                               461,500              157,677
        *   Eagle Brand Holdings, Ltd.                                                         5,158,000              220,682
        #   Eastern Asia Technology, Ltd.                                                      1,844,260              309,513
            Eastgate Technology, Ltd.                                                            870,000               58,371
        *   Econ International, Ltd.                                                           2,267,000               62,330
            ECS Holdings, Ltd.                                                                 1,375,000              247,084
            Eng Wah Organisation, Ltd.                                                           265,000               46,495

        *   Firstlink Investments Corp., Ltd.                                                    995,000               66,579
            Freight Links Express Holdings, Ltd.                                               3,368,000              194,336
            Frontline Technologies Corp., Ltd.                                                 3,170,000              260,729
        #   Fu Yu Manufacturing, Ltd.                                                          1,819,000            1,118,897
            Fuji Offset Plates Manufacturing, Ltd.                                                33,750                5,825
            GB Holdings, Ltd.                                                                    200,000              110,551
        #   Ges International, Ltd.                                                            2,909,000            1,249,732
            GK Goh Holdings, Ltd.                                                              1,494,000              743,503
            Goodpack, Ltd.                                                                     1,592,000            1,155,703
        *   Goodwood Park Hotel, Ltd.                                                             24,307              794,986
            GP Industries, Ltd.                                                                1,516,000              917,793
            Guocoland, Ltd.                                                                    1,215,000              861,170
            Hiap Moh Corp., Ltd.                                                                  34,874                6,392
            Ho Bee Investment, Ltd.                                                              761,000              157,528
            Hong Fok Corp., Ltd.                                                               1,796,000              266,839
        #   Hong Leong Asia, Ltd.                                                              1,048,000            1,016,053
        *   Horizon Education & Technologies, Ltd.                                             2,054,000              124,591
            Hotel Grand Central, Ltd.                                                            875,280              210,937
            Hotel Plaza, Ltd.                                                                  1,189,000              558,937
        #   Hotel Properties, Ltd.                                                             1,675,000            1,176,148
            Hour Glass, Ltd.                                                                     298,000              117,250
            HTL International Holdings, Ltd.                                                   1,471,875            1,122,514
            Huan Hsin Holdings, Ltd.                                                           1,138,400              599,835
            Hup Seng Huat, Ltd.                                                                  900,200              172,571
            Hwa Hong Corp., Ltd.                                                               2,488,000              822,093
            IDT Holdings, Ltd.                                                                   718,000            1,169,448
        *   Inno-Pacific Holdings, Ltd.                                                          680,000               10,271
            Innovalues Precision, Ltd.                                                           520,000              219,098
            International Factors (Singapore), Ltd.                                              290,000              101,524
        *   Internet Technology Group, Ltd.                                                      874,408               18,728
        *   Interra Resources, Ltd.                                                              185,430               12,404
        *   Intraco, Ltd.                                                                        292,500               60,767
            Isetan (Singapore), Ltd.                                                             122,500              209,604
        #   Jaya Holdings, Ltd.                                                                2,733,000            1,699,154
            JK Yaming International, Ltd.                                                        907,000              210,782
            Jurong Cement, Ltd.                                                                  132,500               60,717
            Jurong Engineering, Ltd.                                                             137,000              181,994
            Jurong Technologies Industrial Corp., Ltd.                                         1,446,000            1,152,618
        *   K1 Ventures, Ltd.                                                                  5,340,500              796,798
            Keppel Telecommunications and Transportation, Ltd.                                 2,058,000            1,009,711
            Khong Guan Flour Milling, Ltd.                                                        19,000               18,922
            Kian Ann Engineering, Ltd.                                                           868,000               86,871
            Kian Ho Bearings, Ltd.                                                               521,000               50,726
            Koh Brothers, Ltd.                                                                 1,494,000              105,337
        *   L & M Group Investments, Ltd.                                                      7,107,100               43,423
            Labroy Marine, Ltd.                                                                3,343,000            1,059,238
        *   LanTroVision (S), Ltd.                                                             1,117,500               37,375
            Lee Kim Tah Holdings, Ltd.                                                         1,600,000              278,050
        *   Leong Hin Holdings, Ltd.                                                             526,000               84,966
        *   Liang Huat Aluminium, Ltd.                                                         2,954,000               27,059
            Lion Asiapac, Ltd.                                                                   473,000               50,351
            Low Keng Huat Singapore, Ltd.                                                        372,000               87,419
            Lum Chang Holdings, Ltd.                                                           1,134,030              148,428
            Magnecomp International, Ltd.                                                        931,000              415,740

        *   Manufacturing Integration Technology, Ltd.                                           588,000               44,661
            MCL Land, Ltd.                                                                     1,427,000            1,261,180
        *   Mediaring.Com, Ltd.                                                                3,410,000              290,520
            Metro Holdings, Ltd.                                                               2,256,960              639,497
            MMI Holdings, Ltd.                                                                 1,994,000              388,956
            Multi-Chem, Ltd.                                                                   1,263,000              204,555
            Nera Telecommunications, Ltd.                                                      1,450,000              384,160
            New Toyo Intenational Holdings, Ltd.                                               1,043,000              375,021
            Norelco Centreline Holdings, Ltd.                                                    941,000              357,830
        *   Orchard Parade Holdings, Ltd.                                                      1,084,022              244,272
        #   Osim International, Ltd.                                                           1,638,000              819,228
            Ossia International, Ltd.                                                            728,332               77,747
            Pan-United Corp., Ltd.                                                             2,193,000              456,915
        *   Pan-United Marine, Ltd.                                                            1,096,500              157,437
            PCI, Ltd.                                                                            734,000              270,569
            Pertama Holdings, Ltd.                                                               459,750               81,445
            Popular Holdings, Ltd.                                                             1,813,000              476,143
            PSC Corp., Ltd.                                                                    5,723,200              262,351
            Qian Hu Corp., Ltd.                                                                  408,200               83,369
            Robinson & Co., Ltd.                                                                 284,832            1,076,303
            Rotary Engineering, Ltd.                                                           1,624,000              361,135
            San Teh, Ltd.                                                                        838,406              202,283
            SBS Transit, Ltd.                                                                  1,011,000            1,066,086
            Sea View Hotel, Ltd.                                                                  66,000              168,131
        *   Seatown Corp., Ltd.                                                                  101,000                1,851
            Sembawang Kimtrans, Ltd.                                                           1,295,000              134,101
            Sin Soon Huat, Ltd.                                                                1,307,000               63,498
            Sing Investments & Finance, Ltd.                                                      94,500              101,530
        #   Singapore Food Industries, Ltd.                                                    1,707,000              906,868
            Singapore Reinsurance Corp., Ltd                                                   1,540,935              249,003
            Singapore Shipping Corp., Ltd.                                                     1,930,000              388,184
            Singapura Finance, Ltd.                                                              139,250              117,420
            SMB United, Ltd.                                                                   2,010,000              177,452
            SNP Corp., Ltd.                                                                      466,495              221,686
        *   SP Corp., Ltd.                                                                       454,000               13,862
            Ssangyong Cement (Singapore), Ltd.                                                   236,000              139,769
            Stamford Land Corp., Ltd.                                                          3,229,000              443,437
            Straits Trading Co., Ltd.                                                          1,117,200            1,501,418
        *   Sunright, Ltd.                                                                       378,000               69,288
            Superbowl Holdings, Ltd.                                                             490,000               70,461
            Superior Metal Printing, Ltd.                                                        490,500               56,870
            Thakral Corp., Ltd.                                                                6,028,000              404,161
            Tiong Woon Corp. Holding, Ltd.                                                       906,000              179,398
        *   Transmarco, Ltd.                                                                     106,500               51,091
            Trek 2000 International, Ltd.                                                      1,004,000              238,274
            TSM Resources, Ltd.                                                                1,502,000              310,960
        #   TT International, Ltd.                                                             2,109,600              256,757
        *   Tuan Sing Holdings, Ltd.                                                           3,362,000              174,771
        *   Ultro Technologies, Ltd.                                                             530,000               32,057
            Unisteel Technology, Ltd.                                                            974,000              807,579
            United Engineers, Ltd.                                                               846,666              821,301
            United Overseas Insurance, Ltd.                                                      125,500              275,726
            United Pulp & Paper Co., Ltd.                                                        354,000               90,996
            UOB-Kay Hian Holdings, Ltd.                                                        1,602,000              958,055

            Vicom, Ltd.                                                                          120,000               69,579
            WBL Corp., Ltd.                                                                      647,000            1,302,552
        *   Xpress Holdings, Ltd.                                                              1,392,000               59,554
        *   Yongnam Holdings, Ltd.                                                             1,506,000               22,932
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $56,843,330)                                                                                            53,226,022
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                          66,513
                                                                                                           ------------------
   (Cost $66,214)

   RIGHTS/WARRANTS -- (0.0%)
        *   Yongnam Holdings, Ltd. Warrants 08/26/09                                             251,000                1,534
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SINGAPORE
     (Cost $56,909,544)                                                                                            53,294,069
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Exergy, Inc.                                                                           7,260                    0
                                                                                                           ------------------
   (Cost $ 0)
   NEW ZEALAND -- (6.7%)
   COMMON STOCKS -- (6.7%)
            AFFCO Holdings, Ltd.                                                               1,806,887              515,467
            Cavalier Corp., Ltd.                                                                 283,674              935,486
            CDL Hotels New Zealand, Ltd.                                                       1,387,344              574,820
            CDL Investments New Zealand, Ltd.                                                    306,025               80,847
            Colonial Motor Co., Ltd.                                                             126,795              268,308
        *   Cue Energy Resources NL                                                              452,354              138,064
            Ebos Group, Ltd.                                                                     112,108              336,142
        *   Evergreen Forests, Ltd.                                                              323,301               75,973
            Hallenstein Glassons Holdings, Ltd.                                                  241,638              679,838
            Hellaby Holdings, Ltd.                                                               201,679              911,442
            Horizon Energy Distribution, Ltd.                                                     40,420              127,813
            Met Lifecare, Ltd.                                                                   270,895              522,839
            Michael Hill International, Ltd.                                                     156,746              919,173
        *   New Zealand Oil & Gas, Ltd.                                                          584,872              459,254
            New Zealand Refining Co., Ltd.                                                        84,779            1,782,262
            Northland Port Corp. (New Zealand), Ltd.                                             219,997              481,353
            Nuplex Industries, Ltd.                                                              271,267            1,056,695
        *   Pacific Retail Group, Ltd.                                                           194,156              304,513
            Port of Tauranga, Ltd.                                                               541,952            2,185,411
        *   Provenco Group, Ltd.                                                                 281,600              160,888
            Pyne Gould Guinness, Ltd.                                                            229,634              308,527
            Restaurant Brand New Zealand, Ltd.                                                   369,175              360,331
        *   Richina Pacific, Ltd.                                                                309,644              143,544
        *   Rubicon, Ltd.                                                                        995,760              754,457

            Ryman Healthcare Group, Ltd.                                                         415,999              969,769
            Sanford, Ltd.                                                                        418,047            1,422,689
            Scott Technology, Ltd.                                                                60,843              142,259
        *   Seafresh Fisheries                                                                    80,520                1,615
            South Port New Zealand, Ltd.                                                          30,744               27,706
            Steel & Tube Holdings, Ltd.                                                          379,638            1,260,100
        *   Tasman Farms                                                                         157,056                    0
            Taylors Group, Ltd.                                                                   29,646               47,961
            Tourism Holdings, Ltd.                                                               402,452              589,532
        *   Trans Tasman Properties, Ltd.                                                      2,311,308              661,565
            Waste Management NZ, Ltd.                                                            430,471            1,706,521
            Williams & Kettle, Ltd.                                                               57,558              137,370
            Wrightson, Ltd.                                                                      222,276              272,721
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,977,485)                                                                                            21,323,255
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                         14,954
                                                                                                           ------------------
   (Cost $14,838)
   TOTAL -- NEW ZEALAND
     (Cost $11,992,323)                                                                                            21,338,209
                                                                                                           ------------------

   MALAYSIA -- (0.1%)
   COMMON STOCKS -- (0.1%)
        *   Autoways Holdings Berhad                                                              10,000                3,395
        *   Jaks Resources Berhad                                                                 11,975                5,357
        *   Promet Berhad                                                                      1,143,000               87,229
        *   Rekapacific Berhad                                                                   473,000                    0
        *   RNC Corp. Berhad                                                                       1,650                3,560
        *   Saship Holdings Berhad                                                               223,520               52,351
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $1,212,987)                                                                                                151,892
                                                                                                           ------------------

                                                                                               FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (12.1%)
            Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
              (Collateralized by $37,206,292 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $37,129,275) to be repurchased at $37,131,286 (Cost
              $37,129,275) ^                                                                      37,129           37,129,275

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $1,372,000 FNMA Notes 2.95%, 11/14/07, valued at
              $1,373,925) to be repurchased at $1,355,071 (Cost $1,355,000)                        1,355            1,355,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $38,484,275)                                                                                            38,484,275
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $293,509,251)                                                                                     $      316,726,350
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
UNITED KINGDOM -- (98.2%)
COMMON STOCKS -- (97.3%)
   4Imprint P.L.C.                                                                50,375   $       138,106
   600 Group P.L.C.                                                              100,910           130,855
   Abacus Group P.L.C.                                                            77,082           353,138
   Abbeycrest P.L.C.                                                              42,590            52,689
   Abbot Group P.L.C.                                                            295,728         1,214,140
   Aberdeen Asset Management P.L.C.                                              420,124           819,199
   Acal P.L.C.                                                                    37,689           283,773
*  Acambis P.L.C.                                                                159,373           782,749
   AEA Technology P.L.C.                                                          95,244           321,344
   AGA Food Service Group P.L.C.                                                 199,923           977,815
   Aggreko P.L.C.                                                                439,570         1,289,549
   Air Partner P.L.C.                                                             15,611           136,297
*  Airflow Streamlines P.L.C.                                                     20,500            22,924
   Airsprung Furniture Group P.L.C.                                               58,000            53,770
   Alba P.L.C.                                                                   105,025         1,359,958
   Alexandra P.L.C.                                                               86,243           164,323
   Alexon Group P.L.C.                                                           116,632           719,418
*  Alizyme P.L.C.                                                                257,044           635,568
   Alpha Airports Group P.L.C.                                                   392,541           698,813
   Alphameric P.L.C.                                                             172,688           242,416
*  Alterian P.L.C.                                                                57,131           102,075
   Alumasc Group P.L.C.                                                          100,245           310,984
*  Amberley Group P.L.C.                                                         200,000            43,289
   Amec P.L.C.                                                                    49,000           277,290
   Amstrad P.L.C.                                                                149,652           494,096
*  Anglesey Mining P.L.C.                                                         55,000             4,205
   Anglo Eastern Plantations P.L.C.                                               87,249           278,551
   Anglo Pacific Group P.L.C.                                                    143,361           268,823
*  Anite Group P.L.C.                                                            638,587           650,431
*  Antisoma P.L.C.                                                               389,246           122,839
*  API Group P.L.C.                                                               57,134           107,287
*  Applied Optical Technologies P.L.C.                                            75,383            33,797
*  ARC International P.L.C.                                                      228,396           141,755
*  Arena Leisure P.L.C.                                                        1,136,685           804,074
*  Argonaut Games, Ltd.                                                          100,000             5,973
   Arla Foods UK P.L.C.                                                        1,658,226         1,709,118
   Arm Holdings P.L.C.                                                           127,000           249,102
   Arriva P.L.C.                                                                 129,697         1,214,708
*  Ashtead Group P.L.C.                                                          542,850           832,883
   Ashtenne Holdings P.L.C.                                                       51,168           376,604
*  Aston Villa P.L.C.                                                              8,000            50,682
   Atkins (WS) P.L.C.                                                            160,065         2,156,570
   Atrium Underwriting P.L.C.                                                     88,040           325,541
   Austin Reed Group P.L.C.                                                       68,999           170,128
   Autologic Holdings P.L.C.                                                      72,986           412,105
*  Autonomy Corp. P.L.C.                                                         188,658           546,229
   Avesco P.L.C.                                                                  29,998            54,356
   Aveva Group P.L.C.                                                             31,324           381,926
   Avis Europe P.L.C.                                                          1,767,228         2,178,902
   Avon Rubber P.L.C.                                                             40,705           159,241
*  AWG P.L.C.                                                                     16,000           230,043
*  Axis-Shield P.L.C.                                                             68,430           290,991
   Axon Group P.L.C.                                                              88,403           243,486
   Babcock International Group P.L.C.                                            383,561           933,647
   Baggeridge Brick P.L.C.                                                        98,000           270,334
*  Bailey (C.H.) P.L.C.                                                          109,500            41,862
*  Bailey (C.H.) P.L.C. Class B                                                   10,000   $        20,071
*  Baltimore Technologies P.L.C.                                                  60,656            12,192
   Barr (A.G.) P.L.C.                                                             43,000           608,183
   Beale P.L.C.                                                                   22,161            29,013
   Beattie (James) P.L.C.                                                        132,247           325,893
*  Bede P.L.C.                                                                   105,978            79,496
   Belhaven Brewery Group P.L.C.                                                  42,948           358,945
   Bellway P.L.C.                                                                127,364         1,733,467
   Ben Bailey P.L.C.                                                              26,000           186,863
   Bespak P.L.C.                                                                  55,918           505,445
*  Biocompatibles International P.L.C.                                            54,080           250,459
*  Bioquell P.L.C.                                                                50,194           123,878
   Biotrace International P.L.C.                                                  75,000           118,206
   Birse Group P.L.C.                                                            421,901           118,886
   Black Arrow Group P.L.C.                                                       56,500            65,340
   Blacks Leisure Group P.L.C.                                                    60,959           564,069
   Bloomsbury Publishing P.L.C.                                                  101,005           526,846
*  BNB Resources P.L.C.                                                           89,395            23,081
   Body Shop International P.L.C.                                                583,233         1,945,493
   Bodycote International P.L.C.                                                 481,180         1,461,431
   Boot (Henry) P.L.C.                                                            71,794           602,306
   Bovis Homes Group P.L.C.                                                      218,408         2,104,941
   BPP Holdings P.L.C.                                                           106,500           676,599
*  Bradstock Group P.L.C.                                                          5,200             4,373
*  Braemar Seascope Group P.L.C.                                                  29,642           227,951
   Brammer P.L.C.                                                                119,123           376,785
   Brandon Hire P.L.C.                                                            51,098           145,120
   Brewin Dolphin Holdings P.L.C.                                                361,518           657,882
   Bristol Water Group P.L.C.                                                     35,257           347,387
   Britannic P.L.C.                                                              261,455         2,074,864
   British Polythene Industries P.L.C.                                            56,740           348,179
   British Vita P.L.C.                                                           370,957         1,899,449
   Brixton P.L.C.                                                                296,900         1,832,218
   Broadcastle P.L.C.                                                             74,468           106,700
*  Brown & Jackson P.L.C.                                                        748,566           873,398
   Brown (N) Group P.L.C.                                                        562,850         1,439,968
   BSS Group P.L.C.                                                               47,905           753,625
*  BTG P.L.C.                                                                    255,913           461,860
   Burtonwood Brewery P.L.C.                                                      38,000           342,496
   Business Post Group P.L.C.                                                    157,099         1,772,371
   BWD Securities P.L.C.                                                          40,834           384,288
   Caffyns P.L.C.                                                                  6,000            78,465
*  Cambridge Antibody Technology
     Group P.L.C.                                                                 71,681           819,889
   Capital & Regional P.L.C.                                                     105,849         1,274,820
   Capital Radio P.L.C.                                                          117,032           905,576
   Carclo P.L.C.                                                                 100,463            89,078
   Care UK P.L.C.                                                                 90,334           640,443
   Carillion P.L.C.                                                              349,691         1,506,829
*  Carlisle Holdings, Ltd.                                                         8,709            58,164
   Carpetright P.L.C.                                                            125,839         2,621,990
   Carr's Milling Industries P.L.C.                                               19,000           169,694
   Castings P.L.C.                                                                79,000           258,887
*  Celtic P.L.C.                                                                  40,759            40,070
*  Cenes Pharmaceuticals P.L.C.                                                  298,612            41,460
   Chamberlin & Hill P.L.C.                                                       18,000            71,181
   Chapelthorpe P.L.C.                                                           646,612           250,895
   Character Group P.L.C.                                                         97,314           151,805

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Charles Taylor Consulting P.L.C.                                               67,918   $       306,829
*  Charter P.L.C.                                                                262,215         1,032,711
*  Che Group P.L.C.                                                               51,533            42,357
   Chemring Group P.L.C.                                                          51,708           432,962
   Chesnara P.L.C.                                                                92,900           176,246
*  Chime Communications P.L.C.                                                   354,020           191,244
   Chloride Group P.L.C.                                                         485,500           473,658
   Christie Group P.L.C.                                                          53,263            96,791
   Chrysalis Group P.L.C.                                                        328,544         1,105,344
   Churchill China P.L.C.                                                         30,000           142,056
   City North Group P.L.C.                                                        33,044           140,100
   City Restaurant Group P.L.C.                                                  307,772           640,215
   Clarkson (Horace) P.L.C.                                                       44,733           666,848
*  Clinical Computing P.L.C.                                                      46,666            26,945
   Clinton Cards P.L.C.                                                          433,380           779,242
*  CLS Holdings P.L.C.                                                           166,734         1,233,210
   CML Microsystems P.L.C.                                                        28,361           198,833
   Colefax Group P.L.C.                                                           60,000           112,396
   Collins Stewart Tullett P.L.C.                                                137,946           991,481
*  Colt Telecom Group P.L.C.                                                   2,574,360         2,179,450
   Comino Group P.L.C.                                                            23,596            92,987
   Communisis P.L.C.                                                             237,134           506,033
   Compel Group P.L.C.                                                            48,999            86,561
   Computacenter P.L.C.                                                          452,614         2,344,536
*  Cookson Group P.L.C.                                                        2,842,939         1,833,181
   Coral Products P.L.C.                                                          50,000            36,940
   Corin Group P.L.C.                                                             58,244           379,616
*  Corporate Services Group P.L.C.                                             1,704,859           220,963
   Cosalt P.L.C.                                                                  30,700           197,716
*  Costain Group P.L.C.                                                        1,176,378           950,197
*  Country & Metropolitan P.L.C.                                                  40,047           143,662
   Countryside Property P.L.C.                                                   124,717           679,624
   Countrywide P.L.C.                                                            185,800         1,059,253
   Courts P.L.C.                                                                 110,722            28,712
   Cox Insurance Holdings P.L.C.                                                 609,714           999,115
   Cranswick P.L.C.                                                               60,394           537,862
   Crest Nicholson P.L.C.                                                        267,250         1,728,916
   Creston P.L.C.                                                                 28,278            80,413
   Croda International P.L.C.                                                    235,353         1,442,138
   Cropper (James) P.L.C.                                                         22,000            67,333
*  Culver Holdings P.L.C.                                                            338                65
   Daejan Holdings P.L.C.                                                         25,000         1,302,730
   Dairy Crest Group P.L.C.                                                      206,634         1,645,883
*  Dana Petroleum P.L.C.                                                         126,354           986,759
*  Danka Business Systems P.L.C.                                                 367,079           280,673
   Dart Group P.L.C.                                                              74,000           470,116
*  Datamonitor P.L.C.                                                             98,643           221,570
   Davis Service Group P.L.C.                                                    227,016         1,710,600
   Dawson Holdings P.L.C.                                                        122,588           392,161
*  Dawson International P.L.C.                                                   100,688            18,274
   De La Rue P.L.C.                                                              302,052         1,942,489
   Dechra Pharmaceiticals P.L.C.                                                  76,357           264,090
   Dee Valley Group P.L.C.                                                         4,214            59,941
   Delta P.L.C.                                                                  289,145           533,929
   Deltron Electronics P.L.C.                                                     73,691           121,895
*  Densitron International P.L.C.                                                 74,175            21,627
   Derwent Valley Holdings P.L.C.                                                 96,752         1,817,582
   Detica Group P.L.C.                                                            32,953           443,893
   Development Securities P.L.C.                                                  57,390           437,734
   DeVere Group P.L.C.                                                           132,501         1,109,968
   Devro P.L.C.                                                                  229,507           520,648
   Dewhurst P.L.C.                                                                 9,000   $        22,020
   Dewhurst P.L.C. Class A Non-Voting                                             15,500            33,332
   Dicom Group P.L.C.                                                             38,035           583,273
*  Dimension Data Holdings P.L.C.                                                939,000           600,575
   Diploma P.L.C.                                                                 40,758           463,140
   Domestic & General Group P.L.C.                                                66,440           777,583
   Domino Printing Sciences P.L.C.                                               355,935         1,667,360
   Domnick Hunter Group P.L.C.                                                    51,942           389,316
*  Dowding & Mills P.L.C.                                                        336,440            69,063
   DRS Data Research Services P.L.C.                                              26,825            17,811
   DTZ Holdings P.L.C.                                                           114,500           418,857
*  Duelguide Units P.L.C.                                                          3,971            40,822
*  Durlacher Corp. P.L.C.                                                         15,272            18,310
   Dyson Group P.L.C.                                                             44,875           295,835
   East Surrey Holdings P.L.C.                                                   234,414         1,677,200
*  Easyjet P.L.C.                                                              1,068,671         3,799,438
*  Easynet Group P.L.C.                                                          179,628           250,460
*  Easyscreen P.L.C.                                                              72,275            25,226
*  Ebookers P.L.C.                                                               109,492           649,572
*  Edinburgh Oil & Gas P.L.C.                                                     68,779           242,615
*  Eidos P.L.C.                                                                  200,222           306,085
   Eleco P.L.C.                                                                  104,685            56,650
   Electronic Data Processing P.L.C.                                              55,200            75,914
*  Elementis P.L.C.                                                              721,332           445,594
*  Emerald Energy P.L.C.                                                          72,830           184,999
*  Emess P.L.C.                                                                  350,042            56,037
   Ennstone P.L.C.                                                               522,823           354,736
*  Enodis P.L.C.                                                                 631,211         1,212,742
*  Entertainment Rights P.L.C.                                                   633,958           179,379
*  Erinaceous Group P.L.C.                                                        54,863           175,611
*  Eurodis Electron P.L.C.                                                     1,230,802            44,010
   Euromoney Institutional Investors
     P.L.C.                                                                      205,774         1,646,143
*  European Colour P.L.C.                                                         82,090            28,637
   European Motor Holdings P.L.C.                                                118,325           455,655
   Expro International Group P.L.C.                                              117,277           818,589
   Fenner P.L.C.                                                                 193,713           481,555
*  Ferguson International Holdings
     P.L.C.                                                                       89,105            40,878
   Ferraris Group P.L.C.                                                          63,540           134,979
*  Fibernet Group P.L.C.                                                          86,796           130,145
*  FII Group P.L.C.                                                               41,166             5,311
   Filtronic P.L.C.                                                              117,386           439,103
*  Financial Objects P.L.C.                                                        7,000             7,622
   Findel P.L.C.                                                                 142,288         1,176,618
   First Choice Holidays P.L.C.                                                  862,478         2,273,502
   First Technology P.L.C.                                                       128,111           870,531
   Fisher (James) & Sons P.L.C.                                                   89,846           487,131
   FKI P.L.C.                                                                    773,617         1,960,963
   Forminster P.L.C.                                                              43,333            14,918
   Forth Ports P.L.C.                                                            142,983         3,550,158
   Fortress Holdings P.L.C.                                                      120,728            66,347
*  Fortune Oil P.L.C.                                                          3,248,130           481,247
   Freeport P.L.C.                                                                53,348           399,963
   French Connection Group P.L.C.                                                284,510         1,401,332
   Fuller, Smith & Turner P.L.C. Series A                                         20,000           273,106
   Fulmar P.L.C.                                                                 107,500           169,255
   Future Network P.L.C.                                                         456,752           554,120
   Galliford Try P.L.C.                                                          517,870           519,638
   Game Group P.L.C.                                                             534,000           695,627
   Games Workshop Group P.L.C.                                                    43,442           683,081

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*  Garton Engineering P.L.C.                                                      10,248   $             0
*  Gaskell P.L.C.                                                                 36,000             6,523
   GB Group P.L.C.                                                               250,000           106,125
   Geest P.L.C.                                                                  142,649         1,594,049
*  Genetix Group P.L.C.                                                           92,497            83,210
   Get Group P.L.C.                                                               20,485           100,829
   Gibbs & Dandy P.L.C.                                                           13,681            86,364
   Gleeson (M.J.) Group P.L.C.                                                   112,355           435,216
*  Global Natural Energy P.L.C.                                                   11,004            39,936
*  Glotel P.L.C.                                                                  49,741           106,962
   Go-Ahead Group P.L.C.                                                          93,733         2,467,617
   Goldshield Group P.L.C.                                                        49,104           203,047
   Gowrings P.L.C.                                                                 5,000             9,702
   Grainger Trust, Ltd.                                                           48,556         1,605,432
   Great Portland Estates P.L.C.                                                 307,973         1,885,208
   Greene King P.L.C.                                                             92,950         2,119,838
*  Greenwich Resources P.L.C.                                                    438,664            24,107
   Greggs P.L.C.                                                                  26,000         1,813,289
*  Gresham Computing P.L.C.                                                       75,530           494,979
   Group 4 Securicor P.L.C.                                                      290,000           701,233
   Guiness Peat Group P.L.C.                                                   1,137,590         1,720,268
   GWR Group P.L.C.                                                              225,354           972,066
*  Gyrus Group P.L.C.                                                            153,080           648,490
   Halma P.L.C.                                                                  642,966         1,917,779
   Halstead (James) Group P.L.C.                                                  52,208           618,369
*  Hampson Industries P.L.C.                                                     250,757           104,357
*  Hampton Trust P.L.C.                                                          232,050             6,099
   Hardy Underwriting Group P.L.C.                                                46,683           212,008
   Hardys & Hansons P.L.C.                                                        48,000           507,711
*  Harvey Nash Group P.L.C.                                                      183,750           280,425
   Havelock Europa P.L.C.                                                         40,813           102,225
*  Hawtin P.L.C.                                                                 196,500            46,088
   Haynes Publishing Group P.L.C.                                                 14,703            98,413
   Headlam Group P.L.C.                                                          152,974         1,155,721
   Heath (Samuel) & Sons P.L.C.                                                    7,500            68,814
   Helical Bar P.L.C.                                                             46,000           936,968
   Helphire Group P.L.C.                                                         173,986           721,590
*  Heywood Williams Group P.L.C.                                                 140,400           236,528
   Highbury House Communications
     P.L.C.                                                                      439,166            75,515
   Highway Insurance Holdings P.L.C.                                             467,933           288,406
   Hill & Smith Holdings P.L.C.                                                  108,912           249,744
   Hiscox P.L.C.                                                                 419,927         1,275,894
   Hit Entertainment P.L.C.                                                      273,440         1,358,459
   Hitachi Capital (UK) P.L.C.                                                   124,239           566,435
   Holidaybreak P.L.C.                                                            92,974           990,471
   Homeserve P.L.C.                                                              101,138         1,301,792
*  Homestyle Group P.L.C.                                                         94,472           231,838
   Hornby P.L.C.                                                                  50,000           252,017
   House of Fraser P.L.C.                                                        427,439           862,749
   Hunting P.L.C.                                                                223,174           774,564
   Huntleigh Technology P.L.C.                                                    90,597           722,724
   Huntsworth P.L.C.                                                             480,401           187,882
   Hyder Consulting P.L.C.                                                        16,308            49,097
*  Hydro International P.L.C.                                                     17,669            33,677
*  IAF Group P.L.C.                                                               30,000             9,749
   ICM Computer Group P.L.C.                                                      37,114           251,703
   IFX Group P.L.C.                                                               34,486            64,594
*  Imagination Technologies Group
     P.L.C.                                                                      266,048           343,287
*  IMS Group P.L.C.                                                               75,000             6,451
   Incepta Group P.L.C.                                                          280,643   $       364,712
   Inchcape P.L.C.                                                                19,200           600,018
   Incisive Media P.L.C.                                                         137,054           347,359
   Independent Media Distribution
     P.L.C.                                                                       21,621            28,719
*  Industrial & Commercial Holdings
     P.L.C.                                                                        5,000               143
   Infast Group P.L.C.                                                           301,224           108,006
*  Intec Telecom Systems P.L.C.                                                  654,113           842,657
   Intelek P.L.C.                                                                 99,880            16,654
   Intertek Group P.L.C.                                                          70,100           944,505
   Intserve P.L.C.                                                               179,459         1,079,584
*  Invensys P.L.C.                                                             5,864,457         1,956,999
   Inveresk P.L.C.                                                               150,000            27,318
*  IQE P.L.C.                                                                    107,400            20,993
   ISIS Asset Management P.L.C.                                                  268,751         1,219,903
   Isoft Group P.L.C.                                                            210,764         1,552,064
   Isotron P.L.C.                                                                 50,325           459,195
   Ite Group P.L.C.                                                              518,511           814,990
   Itnet P.L.C.                                                                  115,160           596,105
*  Itouch International P.L.C.                                                   615,741           397,312
*  Jarvis Porter Group P.L.C.                                                     99,894            19,095
   JJB Sports P.L.C.                                                             448,783         1,741,970
   JKX Oil and Gas P.L.C.                                                        264,746           615,117
   John David Group P.L.C.                                                       114,500           431,925
   Johnson Service Group P.L.C.                                                  125,535           950,615
*  Kalamazoo Computer Group P.L.C.                                                56,120             1,877
   KBC Advanced Technologies P.L.C.                                               68,734            48,500
   Keller Group P.L.C.                                                           123,128           571,421
   Kensington Group P.L.C.                                                        98,187           786,076
*  Kewill Systems P.L.C.                                                         128,018           158,804
   Kidde P.L.C.                                                                  232,000           672,558
   Kier Group P.L.C.                                                              63,370           847,229
   Kiln P.L.C.                                                                   383,129           589,623
*  Kingston Communications P.L.C.                                                850,036         1,001,415
   Kleeneze P.L.C.                                                               109,256           271,087
*  Knowledge Support Systems Group
     P.L.C.                                                                       25,000               382
   La Fitness P.L.C.                                                              53,738           210,933
   Laing (John) P.L.C.                                                           353,630         1,602,032
   Laird Group P.L.C.                                                            291,676         2,037,150
   Lambert Howarth Group P.L.C.                                                   43,203           234,725
*  Lastminute.com P.L.C.                                                         504,477           990,057
   Latchways P.L.C.                                                               15,838           124,842
*  Laura Ashley Holdings P.L.C.                                                2,505,661           658,049
   Lavendon Group P.L.C.                                                          61,795           173,246
   Lincat Group P.L.C.                                                            19,000           144,081
   Linton Park P.L.C.                                                             39,000           275,647
   Linx Printing Technologies P.L.C.                                              27,000           280,553
   Litho Supplies P.L.C.                                                          20,000            18,559
*  London Clubs International P.L.C.                                             332,581           873,851
   London Industrial P.L.C.                                                       30,631         1,188,765
   London Merchant Securities P.L.C.                                             597,381         2,287,338
   London Scottish Bank P.L.C.                                                   263,000           646,741
   Lookers P.L.C.                                                                 63,057           364,052
*  Lorien P.L.C.                                                                  60,000            61,359
   Low & Bonar P.L.C.                                                            166,108           378,837
   Luminar P.L.C.                                                                135,289         1,294,900
   Lupus Capital P.L.C.                                                          354,881           111,738
*  M.L. Laboratories P.L.C.                                                      377,657           129,730
   Macfarlane Group P.L.C.                                                       228,287           135,438

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Macro 4 P.L.C.                                                                 42,500   $       150,591
   Maiden Group P.L.C.                                                            16,800            72,944
   Mallett P.L.C.                                                                 24,837           135,964
   Management Consulting Group
     P.L.C.                                                                      331,679           277,946
   Manchester United P.L.C.                                                      609,642         3,210,240
   Manganese Bronze Holdings P.L.C.                                               32,184           117,339
   Marchpole Holdings P.L.C.                                                     189,130            99,168
   Marlborough Stirling P.L.C.                                                   408,654           324,522
   Marshalls P.L.C.                                                              221,135         1,213,146
*  Marylebone Warwick Balfour Group
     P.L.C.                                                                      239,501           305,051
   Matalan P.L.C.                                                                 84,701           348,722
*  Mayflower Corp. P.L.C.                                                        550,636            71,046
   McAlpine (Alfred) P.L.C.                                                      198,580         1,096,293
   McBride P.L.C.                                                                314,973           912,373
   McCarthy & Stone P.L.C.                                                       194,968         2,048,964
   McKay Securities P.L.C.                                                        97,232           473,623
*  Medical Solutions P.L.C.                                                      126,658            16,342
*  Medisys P.L.C.                                                                586,814            82,701
   Meggitt P.L.C.                                                                514,738         2,513,664
*  Melrose Resouces P.L.C.                                                       109,660           568,138
   Menzies (John) P.L.C.                                                         103,775           906,595
   Merchant Retail Group P.L.C.                                                  185,666           554,298
   Merrydown P.L.C.                                                               59,927           144,885
   Mersey Docks & Harbour Co. P.L.C.                                             117,087         1,998,898
   Metal Bulletin P.L.C.                                                          95,500           412,159
   Metalrax Group P.L.C.                                                         358,740           531,873
   MFI Furniture Group P.L.C.                                                     60,855           134,827
   Mice Group P.L.C.                                                             139,909           136,132
   Michael Page International P.L.C.                                             608,273         1,960,127
*  Microgen P.L.C.                                                               165,574           173,910
   Millennium and Copthorne Hotels
     P.L.C.                                                                       80,633           556,444
   Minerva P.L.C.                                                                266,135         1,475,228
   Mitie Group P.L.C.                                                            589,515         1,664,945
   Molins P.L.C.                                                                  68,000           198,426
*  Monsoon P.L.C.                                                                 71,000           303,582
*  Morgan Crucible Company P.L.C.                                                435,211         1,378,320
   Morgan Sindall P.L.C.                                                          78,265           700,713
   Morse P.L.C.                                                                  277,169           528,750
   Moss Brothers Group P.L.C.                                                    163,400           330,099
   Mothercare P.L.C.                                                             100,783           560,145
   Mouchel Parkman P.L.C.                                                        152,923           696,941
   Mowlem (John) & Co. P.L.C.                                                    341,969         1,222,580
   MS International P.L.C.                                                        71,500           102,516
   MSB International P.L.C.                                                       16,000            25,105
   Mtl Instruments Group P.L.C.                                                   24,678           120,568
   Mucklow (A & J) Group P.L.C.                                                  175,000         1,132,721
*  Music Choice Europe P.L.C.                                                     33,796            11,133
*  My Travel Group P.L.C.                                                        628,934            62,308
   National Express Group P.L.C.                                                  25,000           360,225
*  Ncipher P.L.C.                                                                 42,512           177,561
   Nestor Healthcare Group P.L.C.                                                180,200           465,261
*  Netstore P.L.C.                                                               143,737            90,764
*  New Avesco P.L.C.                                                              29,998            42,434
   Newcastle United P.L.C.                                                       198,896           144,472
*  Next Fifteen Communtications
     P.L.C.                                                                       25,000            27,458
   NHP P.L.C.                                                                    311,286         1,529,367
   Nichols P.L.C.                                                                 66,550           217,223
   Nord Anglia Education P.L.C.                                                   63,924   $       287,005
   Northamber P.L.C.                                                              75,888           136,356
   Northern Foods P.L.C.                                                         527,042         1,694,889
   Northern Recruitment Group P.L.C.                                              22,158            76,228
*  Northgate Information Solutions P.L.C.                                        933,445         1,215,860
   Northgate P.L.C.                                                              118,200         1,766,043
   Novar P.L.C.                                                                  646,454         2,005,610
*  NSB Retail P.L.C.                                                             636,455           343,990
*  NXT P.L.C.                                                                    125,976           120,232
   Ocean Wilsons Holdings, Ltd.                                                   84,250           394,832
*  Orbis P.L.C.                                                                   11,428             1,090
*  Osmetech P.L.C.                                                               669,354            39,321
   Ottakar's P.L.C.                                                               34,693           221,410
   Owen (H.R.) P.L.C.                                                             46,993           181,932
*  Oxford Biomedica, Ltd.                                                        523,967           167,730
   Oxford Instruments P.L.C.                                                      63,163           233,940
*  Pace Micro Technology P.L.C.                                                  428,871           450,882
   Paladin Resources P.L.C.                                                      626,476         2,131,292
   Paragon Group of Companies P.L.C.                                             153,200         1,031,055
   Parity Group P.L.C.                                                           381,072            72,823
   Park Group P.L.C.                                                             291,600           167,419
   Partridge Fine Arts P.L.C.                                                     58,000            64,303
   Pendragon P.L.C.                                                              239,375         1,215,664
   Penna Consulting P.L.C.                                                        33,000            83,912
*  Pharmagene P.L.C.                                                             160,000           123,983
   Photo-Me International P.L.C.                                                 850,594         1,503,385
   PHS Group P.L.C.                                                              729,053           969,168
*  Phytopharm P.L.C.                                                              56,696           206,268
*  Pillar Property P.L.C.                                                        171,938         2,316,807
   Pittards P.L.C.                                                                60,985            28,594
*  Planestation Group P.L.C.                                                      76,551            63,637
   Planit Holdings P.L.C.                                                        235,000           114,616
*  Plantation & General P.L.C.                                                    70,623            24,974
*  Plasmon P.L.C.                                                                100,000           357,323
   Portmeirion Group P.L.C.                                                       22,856            79,733
   Porvair P.L.C.                                                                 62,000           122,969
   Premier Farnell P.L.C.                                                         18,000            70,300
*  Premier Oil P.L.C.                                                            141,425         1,513,039
*  Pressac P.L.C.                                                                 78,129             7,611
   Primary Health Properties P.L.C.                                               23,784           123,497
*  Primback Units                                                                135,600                 0
*  Probus Estates P.L.C.                                                          83,333             1,314
*  Protherics P.L.C.                                                             557,510           575,553
*  Provalis P.L.C.                                                               586,513            95,700
   PSD Group P.L.C.                                                               43,500           216,005
   Psion P.L.C.                                                                  683,616           717,293
   PZ Cuzzons P.L.C.                                                              40,541           988,791
*  QA P.L.C.                                                                     158,950             8,746
*  Quantica P.L.C.                                                                76,321            76,676
   Quintain Estates & Development
     P.L.C.                                                                      158,650         1,434,515
*  QXL Ricardo P.L.C.                                                                130             1,677
   RAC P.L.C.                                                                    142,900         1,665,865
   Radamec Group P.L.C.                                                           35,000            18,448
   Radstone Technology P.L.C.                                                     40,384           233,415
   Ransom (William) & Son P.L.C.                                                  30,000            29,535
   Redrow P.L.C.                                                                 238,311         1,549,066
*  Redstone P.L.C.                                                               257,485            38,867
   Reed Health Group P.L.C.                                                      155,333           185,146
   Reg Vardy P.L.C.                                                              112,005           958,341
   Regent Inns P.L.C.                                                            162,667           156,893

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
*  Regus Group P.L.C.                                                          1,049,446   $     1,748,769
   Reliance Security Group P.L.C.                                                 66,349           590,351
   Renishaw P.L.C.                                                               188,734         2,184,251
   Renold P.L.C.                                                                 144,000           203,833
*  Retail Decisions P.L.C.                                                       381,092           179,661
   Ricardo P.L.C.                                                                114,409           479,619
   Richmond Foods P.L.C.                                                          40,237           436,011
*  Richmond Oil & Gas P.L.C.                                                     220,000                 0
   RM P.L.C.                                                                     153,319           460,648
*  RMS Communications P.L.C.                                                      15,000                 0
   Robert Walters P.L.C.                                                         124,017           245,035
   Robert Wiseman Dairies P.L.C.                                                 199,037           894,942
   ROK property solutions P.L.C.                                                  58,166           457,732
   Rotork P.L.C.                                                                 185,440         1,546,991
   Roxboro Group P.L.C.                                                           55,682           394,942
*  Royal Doulton P.L.C.                                                          585,904           123,213
   Royalblue Group P.L.C.                                                         47,200           406,254
   RPC Group P.L.C.                                                              123,353           497,344
   RPS Group P.L.C.                                                              309,949           889,361
   Rugby Estates P.L.C.                                                           15,328            82,732
   Rutland Trust P.L.C.                                                          174,255           123,243
   S & U P.L.C.                                                                   21,140           221,634
*  Safeland P.L.C.                                                                25,000            27,261
   Salvesen (Christian) P.L.C.                                                   396,216           452,630
   Sanctuary Group P.L.C.                                                        489,749           432,855
   Savills P.L.C.                                                                104,000           829,405
   Scapa Group P.L.C.                                                            163,581            87,820
*  Scipher P.L.C.                                                                 34,563               743
   Scottish Radio Holdings P.L.C.                                                 75,876         1,338,976
   SCS Upholstery P.L.C.                                                          47,547           327,964
*  SDL P.L.C.                                                                     95,883           220,868
*  Seashell Group P.L.C.                                                           1,441             3,305
   Secure Trust Group P.L.C.                                                      27,118           159,214
   Senior P.L.C.                                                                 433,410           315,081
   Serco Group P.L.C.                                                            235,235         1,003,336
*  Servicepower Technologies P.L.C.                                              150,000            93,222
   Severfield-Rowan P.L.C.                                                        26,211           238,244
*  SFI Group P.L.C.                                                               26,713            15,829
   Shaftesbury P.L.C.                                                            189,732         1,102,476
   Shanks & McEwan Group P.L.C.                                                  330,006           832,723
   Shiloh P.L.C.                                                                  14,500            35,058
   SHL Group P.L.C.                                                               73,174           153,852
*  ShopRite Group P.L.C.                                                         204,780            47,951
   Shore Capital Group P.L.C.                                                    344,465           237,462
   SIG P.L.C.                                                                    231,332         2,312,092
*  Simon Group P.L.C.                                                            348,089           286,669
   Sinclair (William) Holdings P.L.C.                                             53,000            56,660
   Singer & Friedlander Group P.L.C.                                             248,303         1,331,083
   Sirdar P.L.C.                                                                  41,600            25,741
*  Skyepharma P.L.C.                                                           1,025,478         1,312,647
   Smart (J.) & Co. (Contractors) P.L.C.                                          22,500           251,601
*  Smart Approach Group P.L.C.                                                    12,599             3,856
   SMG P.L.C.                                                                    574,831         1,169,453
   Smith (David S.) Holdings P.L.C.                                              768,516         2,187,879
   Smith (James) Estates P.L.C.                                                   17,524           136,501
   Smith (WH) P.L.C.                                                             216,982         1,236,388
*  Soco International P.L.C.                                                     132,328           752,445
   Somerfield P.L.C.                                                             722,361         2,107,753
   Sondex P.L.C.                                                                  89,293           348,360
   South Staffordshire Group P.L.C.                                               21,600           461,397
   Southampton Leisure Holdings P.L.C.                                            19,615            14,042
   Spectris P.L.C.                                                               242,231   $     1,874,163
   Speedy Hire P.L.C.                                                             80,739           744,263
   Spirax-Sarco Engineering P.L.C.                                               122,800         1,444,064
*  Spirent P.L.C.                                                              1,610,055         2,192,960
*  Sportech P.L.C.                                                               846,974           149,713
   Spring Group P.L.C.                                                           406,488           750,092
   SSL International P.L.C.                                                      284,176         1,534,081
   St. Ives P.L.C.                                                               154,964         1,147,086
   St. Modwen Properties P.L.C.                                                  228,607         1,341,218
   Stanelco P.L.C.                                                             1,201,354           134,687
   Stanley (Charles) Group P.L.C.                                                 86,800           424,750
   Stanley Leisure P.L.C.                                                        235,641         2,011,568
*  Sterling Publishing Group P.L.C.                                               75,298            19,431
   Stylo P.L.C.                                                                   64,096            74,737
*  Superscape P.L.C.                                                             189,476           191,757
*  Surfcontrol P.L.C.                                                             56,124           593,986
   Swallowfield P.L.C.                                                            15,000            25,037
   Sygen International P.L.C.                                                    492,975           387,050
   T&F Informa Group P.L.C.                                                      355,029         2,583,316
   T. Clarke P.L.C.                                                               18,714           214,266
*  Tadpole Technology P.L.C.                                                     427,207            85,825
*  Tandem Group P.L.C.                                                           327,365                 0
   Tarsus Group P.L.C.                                                            86,934           199,142
   Taylor Nelson AGB P.L.C.                                                      109,000           478,996
   TBI P.L.C.                                                                  1,238,853         2,175,033
   Ted Baker P.L.C.                                                               82,767           731,413
   Teesland P.L.C.                                                                69,925           106,261
*  Telecity P.L.C.                                                               549,148           144,057
   Telecom Plus P.L.C.                                                            89,103           440,742
*  Telecommunications Group P.L.C.                                                45,958               659
   Telemetrix P.L.C.                                                             177,320           437,146
*  Telspec P.L.C.                                                                 25,000             5,968
*  Terence Chapman Group P.L.C.                                                   62,500               379
   Tex Holdings P.L.C.                                                            14,000            34,462
   The Big Food Group P.L.C.                                                     595,901         1,054,322
*  The Innovation Group P.L.C.                                                   940,000           688,036
   The Malcolm Group P.L.C.                                                      109,377           203,976
   The Peacock Group P.L.C.                                                      172,468           922,323
*  The Television Corp. P.L.C.                                                    81,937           151,318
*  The Wireless Group P.L.C.                                                     189,923           281,328
*  Theratase P.L.C.                                                               46,347            34,553
   Thorntons P.L.C.                                                              158,000           463,644
   Thorpe (F.W.) P.L.C.                                                           24,000           152,577
*  Thus Group P.L.C.                                                           2,022,919           551,895
   Tinsley (Eliza) Group P.L.C.                                                   19,844             9,680
*  Toad Group P.L.C.                                                              85,507            17,229
   Topps Tiles P.L.C.                                                            348,450         1,519,141
   Tops Estates P.L.C.                                                           116,033           760,342
*  Torotrak P.L.C.                                                               167,633           238,071
*  Tottenham Hotspur P.L.C.                                                      150,000            78,255
   Town Centre Securities (New) P.L.C.                                           142,137           887,952
   Trace Computers P.L.C.                                                         33,552            51,620
*  Trafficmaster P.L.C.                                                          198,201           289,554
   Transport Development Group P.L.C.                                            133,173           575,685
   Treatt P.L.C.                                                                   9,957            35,782
   Trifast P.L.C.                                                                135,388           203,238
   Trio Holdings P.L.C.                                                          111,411            48,386
   TT Electronics P.L.C.                                                         254,463           935,507
*  TTP Communications P.L.C.                                                     325,621           364,785
   Tullow Oil P.L.C.                                                             500,218         1,402,232
   U.K. Coal P.L.C.                                                              205,912           522,890

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   UCM Group P.L.C.                                                               41,980   $        56,307
   Ulster Television, Ltd.                                                       115,602           986,808
   Ultra Electronics Holdings P.L.C.                                             100,269         1,280,801
   Ultraframe P.L.C.                                                             162,456           263,869
   Umeco P.L.C.                                                                   51,019           402,112
   Uniq P.L.C.                                                                   186,872           745,219
   Unite Group P.L.C.                                                            156,391           751,684
   Universal Salvage P.L.C.                                                       36,111            52,805
*  Vanco P.L.C.                                                                  145,748           765,347
   Vega Group P.L.C.                                                              32,300           106,913
*  Venture Production P.L.C.                                                     197,404           901,756
*  Vernalis P.L.C.                                                               244,324           403,510
   Victoria P.L.C.                                                                12,000            52,282
   Victrex P.L.C.                                                                136,254           901,966
   Vislink P.L.C.                                                                103,960            41,778
   Vitec Group P.L.C.                                                             62,856           372,796
*  Volex Group P.L.C.                                                             58,801           107,391
   VP P.L.C.                                                                     108,111           325,417
   VT Group P.L.C.                                                               257,959         1,460,252
   Wagon P.L.C.                                                                   74,388           233,315
*  Walker Greenbank P.L.C.                                                        53,105             9,136
   Warner Estate Holdings P.L.C.                                                  95,471           896,265
*  Waterdorm P.L.C.                                                              105,000                 0
   Waterman P.L.C.                                                                74,473           133,292
   Watermark Group P.L.C.                                                         68,660           198,545
   Weir Group P.L.C.                                                             356,454         2,024,411
   Wellington Holdings P.L.C.                                                     32,446            97,580
   Wembley P.L.C.                                                                 36,926           480,659
   Westbury P.L.C.                                                               202,522         1,481,884
*  Weston Medical Group P.L.C.                                                    50,200             2,399
   Wetherspoon (J.D.) P.L.C.                                                     282,231         1,230,702
   Whatman P.L.C.                                                                241,935         1,179,246
   White Young Green P.L.C.                                                       74,666           406,810
   Whitehead Mann Group P.L.C.                                                    95,000           287,055
   Whittard of Chelsea P.L.C.                                                     37,487           135,109
   Wilmington Group P.L.C.                                                       143,376           375,693
*  Wilshaw P.L.C.                                                                198,409            33,185
   Wilson Bowden P.L.C.                                                            7,000           133,186
   Wincanton P.L.C.                                                              163,303           870,149
   Windsor P.L.C.                                                                101,510            90,761
   Wolverhampton & Dudley Breweries
     P.L.C.                                                                      125,925         2,202,565
   Wood Group (John) P.L.C.                                                      881,804         2,443,289
   Woolworths Group P.L.C.                                                     2,617,775         2,227,011
   Workplace Systems International
     P.L.C.                                                                      238,739            74,240
   WSP Group P.L.C.                                                               94,842           418,774
   Wyevale Garden Centres P.L.C.                                                  78,824           559,382
   Wyndeham Press Group P.L.C.                                                    73,066           179,540
*  XAAR P.L.C.                                                                   108,722           267,704
   XANSA P.L.C.                                                                  575,870         1,018,183
*  Xenova Group P.L.C.                                                           607,931            72,352
   XKO Group P.L.C.                                                               30,304            40,506
   XP Power P.L.C.                                                                26,903           225,639
*  Yorkshire Group P.L.C.                                                         82,504             9,068
   Young & Co's Brewery P.L.C.                                                    10,000           185,921
   Young & Co's Brewery P.L.C. Class A                                             5,234   $       131,216
   Yule Catto & Co. P.L.C.                                                       278,083         1,559,934
   Zotefoams P.L.C.                                                               62,000            79,996
                                                                                           ---------------
TOTAL COMMON STOCKS
    (Cost $274,387,702)                                                                        371,382,332
                                                                                           ---------------
INVESTMENT IN CURRENCY -- (0.9%)
*  British Pound Sterling
     (Cost $3,631,644)                                                                           3,641,345
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
*  Letter of Entitlements - Audemars
     Piguet                                                                       90,242                 0
*  Planestation Group P.L.C. Warrants
     01/13/11                                                                    229,653             2,724
*  SFI Holdings Litigation Certificate                                            26,713                 0
*  Xenova Group P.L.C. Contingent
     Rights 08/14/11                                                              94,500                 0
*  Xenova Group P.L.C. Warrants
     12/31/08                                                                     56,991             2,315
                                                                                           ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $4,780)                                                                                     5,039
                                                                                           ---------------
TOTAL -- UNITED KINGDOM
   (Cost $278,024,126)                                                                         375,028,716
                                                                                           ---------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
*  Bookham, Inc.
     (Cost $500,697)                                                              57,292           307,085
                                                                                           ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*  Euro Currency
     (Cost $101)                                                                                       127
                                                                                           ---------------

                                                                                FACE
                                                                               AMOUNT
                                                                               ------
                                                                                (000)
TEMPORARY CASH
  INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $6,458,000 FNMA
   Notes 2.95%, 11/14/07, valued at
   $6,467,061) to be repurchased at
   $6,378,333
   (Cost $6,378,000)                                                         $     6,378         6,378,000
                                                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $284,902,924)                                                                     $   381,713,928
                                                                                           ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   FRANCE -- (12.5%)
   COMMON STOCKS -- (12.5%)
            Affine                                                                                 1,400   $          127,012
            Ales Groupe SA                                                                         6,648              114,679
            Altedia SA                                                                             2,800               51,136
        *   Alten SA                                                                              21,372              483,168
      * #   Altran Technologies SA                                                                82,633              857,783
            Apem SA                                                                                1,000               79,347
            April Group SA                                                                        31,201              724,059
            Ares (Groupe) SA                                                                       5,500               35,896
            Arkopharma                                                                            18,720              423,610
            Assystem Brime SA                                                                      7,580              151,159
            Aubay SA                                                                               5,774               30,186
            Audika SA                                                                              1,900              174,175
        *   Baccarat SA                                                                            1,090              126,707
            Bacou-Dalloz                                                                           6,287              484,287
        #   Bains de Mer et du Cercle des Etrangers a Monaco                                       4,615            2,433,224
            Banque Tarneaud SA                                                                     1,000              174,614
        #   Beneteau SA                                                                           13,527            1,072,045
        *   Bigben Interactive                                                                     2,100                8,108
            Boiron SA                                                                             16,659              504,084
            Boizel Chanoine Champagne SA                                                             600               37,987
        #   Bonduelle SA                                                                           6,723              606,701
            Bongrain SA                                                                           13,083              887,920
            Bricorama SA                                                                           3,379              211,944
            Brioche Pasquier SA                                                                    2,888              206,764
            Buffalo Grill SA                                                                       1,028               18,850
        *   Bull SA                                                                              379,800              237,573
            Burelle SA                                                                             4,030              478,349
        *   Business Objects SA                                                                   16,500              385,205
        *   BVRP SA                                                                                2,900               55,079
            Camaieu SA                                                                             4,988              465,368
        *   Carbone Lorraine                                                                      40,631            1,975,195
            Cegedim SA                                                                             6,902              526,110
            CEGID SA                                                                              18,000              587,040
        *   Cesar SA                                                                              16,955               20,292
            CFF Recycling SA                                                                      84,608            2,225,250
            Cie Financiere Pour La Location D'Immeubles Industriels & Commerciaux Sa               6,400              363,242
            Clarins SA                                                                             8,798              487,472
      * #   Club Mediterranee SA                                                                  15,665              719,525

            Consortium International de Diffusion et de Representation Sante                         600                6,594
            Crometal SA                                                                            1,100               70,027
        *   CS Communication et Systemes                                                           4,983              196,084
        *   Cybergun                                                                               1,058               21,933
        *   Damartex SA                                                                           22,900              728,108

        *   Dane-Elec Memory SA                                                                   11,400               51,830
            Delachaux SA                                                                           1,300              171,307
            Deveaux SA                                                                             1,040              107,787
            Didot-Bottin                                                                           1,620              193,990
        *   DMC (Dollfus Mieg et Cie)                                                              9,630               56,084
        *   Dynaction SA                                                                          10,660              232,632
            Electricite de Strasbourg                                                             23,784            3,327,592
            Elior                                                                                104,108            1,063,766
            Esso SA                                                                                3,200              475,319
            Etam Developpement SA                                                                  7,300              154,651
        *   Eurafrance                                                                            12,668              987,991
        *   Euraltech SA                                                                          11,700               21,500
      * #   Euro Disney SCA                                                                      797,643              287,105
            Evialis SA                                                                             1,200               47,908
            Exel Industries SA                                                                     1,800              122,994
        *   Explosifs et de Produits Chimiques                                                       524              197,094
            Faurecia SA                                                                            6,500              486,138
        #   Fimalac SA                                                                           111,143            5,037,658
            Fininfo SA                                                                             9,760              290,909
            Fleury Michon SA                                                                       3,100              148,810
            Francois Freres (Tonnellerie) SA                                                       3,150               86,219
        *   Gantois Series A                                                                         647                9,115
            Gascogne SA                                                                            6,472              579,628
            Gaumont                                                                               14,607            1,060,047
        *   GCI (Groupe Chatellier Industrie SA)                                                   7,258                  965
        *   Generale de Geophysique SA                                                            20,770            1,315,273
            Generale de Sante                                                                     32,259              637,283
            Generale Location SA                                                                   9,000              233,743
        *   Geodis SA                                                                              4,379              456,689
            Gevelot                                                                                3,584              250,314
            GFI Informatique SA                                                                   26,700              158,416
            Gifi                                                                                   4,678              217,100
        *   Ginger (Groupe Ingenierie Europe)                                                      2,600               51,256
            Grands Moulins de Strasbourg                                                             110               65,861
            Groupe Bourbon SA                                                                     19,038              915,112
            Groupe Crit                                                                            6,900              168,816
        *   Groupe Flo SA                                                                         11,900               80,085
        *   Groupe Focal SA                                                                        1,400                8,745
            Groupe Go Sport SA                                                                     2,207              152,875
            Groupe Guillin SA                                                                      1,200               82,802
            Groupe Open SA                                                                         6,000               68,182
            Groupe Steria                                                                         14,365              539,118
            Guerbet SA                                                                             1,700              153,790
            Guyenne et Gascogne SA                                                                26,000            2,871,779
            Havas SA                                                                              62,300              344,269
        *   Hotels et Casinos de Deauville                                                         2,055            1,231,323
            Hyparlo SA                                                                             5,514              312,305
            IDSUD                                                                                    614               20,458
        *   Iliad SA                                                                               8,500              251,572
        *   IMS International Metal Service SA                                                    12,630              127,572
            Industrielle et Financiere d'Entreprise SA                                               300               66,150
      * #   Infogrames Entertainment SA                                                           83,638              139,063
            Ingenico SA                                                                           61,820            1,010,755
            Ioltech SA                                                                               500               54,371

            Ipsos SA                                                                               5,776              582,014
            Kaufman et Broad SA                                                                    7,722              398,245
            Lafuma SA                                                                                810               59,088
            Laurent-Perrier                                                                        3,100              129,319
            Lectra Systemes SA                                                                    23,092              158,185
            Lisi SA                                                                                7,827              406,237
            Manitou SA                                                                            44,368            1,422,008
            Manutan International SA                                                               4,700              231,606
        #   Marionnaud Parfumeries Retails Perfumes                                               11,209              331,281
        *   Matussiere et Forest SA                                                               13,600               52,418
        *   Metaleurop SA                                                                         35,449               25,441
            MGI Coutier SA                                                                         1,400               64,980
            Montupet SA                                                                           32,450              908,243
            Mr. Bricolage SA                                                                       6,600              149,138
            Neopost SA                                                                             7,200              518,749
            Nexans                                                                                15,136              583,055
            Norbert Dentressangle                                                                  8,372              455,465
            Nord Est SA                                                                           21,507            1,246,469
      * #   Oberthur Card Systems SA                                                              53,640              374,390
        *   Oeneo                                                                                 31,265               42,323
        *   Otor SA                                                                               13,700               67,356
            Parcours SA                                                                            5,300               35,490
        *   Paris Orleans et Cie SA                                                                2,832              647,137
            Passat SA                                                                              2,400               48,014
        *   Penauille Polyservices SA                                                             10,200              109,781
            Petit Forestier SA                                                                     3,043              123,913
        #   Pierre & Vacances                                                                      6,635              706,897
            Pinguely-Haulotte SA                                                                  25,000              185,364
            Plastic Omnium SA                                                                     15,423              823,385
            Plastivaloire SA                                                                       1,700               49,745
            Prosodie SA                                                                            4,500              116,332
            Provimi SA                                                                            13,972              294,071
            PSB Industries SA                                                                      1,240              212,572
        *   Radiall SA                                                                             1,340              110,514
            Remy Cointreau SA                                                                      8,774              324,763
            Robertet SA                                                                            1,076              144,221
        #   Rodriguez Group SA                                                                     9,687              492,332
            Rougier SA                                                                             2,040              160,135
        *   S.T. Dupont SA                                                                         3,800               25,325
            Sabeton                                                                               13,500              200,334
            Samse SA                                                                               4,400              665,477
            Sasa Industries SA                                                                     1,000               29,054
        *   Saveurs de France-Brossard                                                               900               31,403
      * #   Scor SA                                                                              524,279              974,499
            SDR de Bretagne SA                                                                     1,314               46,464
            SEB SA Prime Fidelite 2002                                                             3,300              333,655
            Sechilienne-Sidec                                                                      2,200              568,962
            Securidev SA                                                                           1,500               24,533
            Selectibail                                                                           29,286            1,141,306
            Signaux Girod SA                                                                         600               41,958

            SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)               15,009            1,358,500
            Skis Rossignol SA                                                                     41,668              755,322
            Smoby SA                                                                                 500               53,255

            Societe du Louvre SA                                                                  14,513            1,621,782
            Societe Industrielle D'Aviations Latecoere SA                                          3,700              159,053
            Societe Pour L'Informatique Industrielle SA                                            1,800               80,592
            Solving International SA                                                               2,160               11,201
            Somfy Interational SA                                                                 22,900            4,835,130
            Sopra SA                                                                               7,618              437,718
        #   SR Teleperformance                                                                    90,928            2,283,048
            Stallergenes SA                                                                        1,949              160,961
            Ste Virbac SA                                                                          7,637              253,774
            Stef-Tfe SA                                                                            2,032              215,257
            Sucriere de Pithiviers-le-Vieil                                                        1,825            1,379,849
        *   Sylis SA                                                                               4,700               34,412
            Synergie SA                                                                            8,000              227,231
            Taittinger SA                                                                         12,700            3,574,538
        *   Teisseire France SA                                                                      700               68,840
            Tessi SA                                                                               1,700               84,206
            Touax (Touage Investissement SA)                                                      10,378              274,343
            Toupargel-Agrigel SA                                                                   6,200              214,041
            Trigano SA                                                                             7,953              570,503
      * #   Ubi Soft Entertainment SA                                                             10,800              230,902
            Unilog SA                                                                              9,747              630,323
        #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                    31,700            4,383,017
        *   Valtech, La Defense                                                                   68,224               89,824
            Viel et Compagnie                                                                     44,339              215,002
            Vilmorin et Cie SA                                                                     2,349              457,848
            VM Materiaux SA                                                                          600               62,073
            Vranken Monopole                                                                       2,800              133,623
            Zodiac SA                                                                             14,964              617,256
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $47,280,511)                                                                                            89,105,077
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          24,800               27,687
        *   Ales Groupe SA Warrants 03/23/09                                                         316                1,575
        *   Carbone Lorraine Rights 10/06/04                                                           8                   19
        *   Ginger (Groupe Ingenierie Europe) Warrants 09/30/05                                    2,600                  173
        *   Groupe Open SA Warrants 10/21/06                                                       1,000                  487
        *   Oeneo Warrants 08/26/06                                                               14,365                  764
        *   Prosodie SA Warrants 10/28/06                                                            900                  449
        *   Ubi Soft Entertainment SA Warrants 05/14/06                                            4,100                1,089
        *   Valtech, La Defense Warrants 07/29/05                                                 20,000                  807
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $20,863)                                                                                                    33,050
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $47,301,374)                                                                                            89,138,127
                                                                                                           ------------------

   GERMANY -- (11.5%)
   COMMON STOCKS -- (11.5%)
            A.S. Creation Tapeton AG                                                               2,900               88,216

            Aareal Bank AG                                                                        46,391            1,418,237
        *   Acg AG Fuer Chipkarten und Informationssysteme                                        16,940               23,178
            Ackermann-Goeggingen AG                                                                8,100              157,250
            AC-Service AG                                                                          4,300               28,875
        *   Adva AG Optical Networking                                                            39,883              264,788
        *   Agrob AG                                                                               5,800               64,763
      * #   Aixtron AG                                                                            74,124              331,688
        *   Amadeus Fire AG                                                                        4,900               25,372
            Andreae-Noris Zahn AG, Anzag                                                          27,200            1,165,433
        *   Articon Integralis AG                                                                  7,900               23,012
            Atoss Software AG                                                                      3,700               50,035
        *   Augusta Technologie AG                                                                11,750                7,800
            Ava Allgemeine Handelsgesellschaft der Verbraucher AG                                 35,814            2,023,757
            AWD Holding AG                                                                        52,932            1,988,042
        *   Baader Wertpapier Handelsbank AG                                                      19,026              132,122
        #   Balda AG                                                                              40,277              460,379
        *   Basler AG                                                                              3,200               63,767
        #   Beate Uhse AG                                                                         56,241              814,421
        #   Bechtle AG                                                                            25,498              534,592
        *   Berliner Elektro Holding AG                                                           17,611              178,427
            Bertrandt AG                                                                           9,850              159,888
        #   Beru AG                                                                               14,051            1,283,506
            Beta Systems Software AG                                                               2,850               46,535
            Bien-Haus AG                                                                           2,400               30,272
            Bilfinger & Berger Bau AG                                                             44,787            1,677,853
        *   Biolitec AG                                                                            8,000               44,168
        *   Biotest AG                                                                             3,804               60,949
        *   BKN International AG                                                                  17,600              139,241
        *   BMP AG                                                                                10,600               29,896
            Boewe Systec AG                                                                        7,866              414,951
        *   Borussia Dortmund GMBH & Co. KGAA                                                     21,650               72,599
            Bremer Energiekonto AG                                                                14,700               22,108
        *   CBB Holding AG                                                                       102,602                8,182
      * #   Ce Consumer Electrnic AG                                                              21,600               33,600
        *   Ceag AG                                                                               20,670              230,868
        *   Cenit AG Systemhaus                                                                    3,500               67,699
        *   Centrotec Hochleistungskunststoffe AG                                                  7,500              192,072
            Cewe Color Holding AG                                                                  7,073              165,034
            Comdirect Bank AG                                                                    120,666            1,170,685
        *   Computec Media AG                                                                      4,650               38,961
            Computerlinks AG                                                                       5,700               97,090
        *   Condomi AG                                                                             1,800                3,415
        *   CTS Eventim AG                                                                        14,800              295,957
            Curanum AG                                                                            21,500               55,128
        *   D. Logistics AG                                                                       37,750               67,822
      * #   DAB Bank AG                                                                           70,271              499,756
        *   Data Modul AG                                                                          3,194               48,383
        *   DEAG Deutsche Entertainment AG                                                        10,500               21,341
            Deutsche Euroshop AG                                                                  18,927              927,683
        *   Deutsche Steinzeug Cremer & Breuer AG                                                 87,200               90,536
      * #   Deutz AG                                                                              96,790              391,089
        *   Dierig Holding AG                                                                     10,500              175,145
            Dis Deutscher Industrie Service AG                                                    18,524              642,726
        *   Dom-Braugerei AG                                                                         900               25,312

            Douglas Holding AG                                                                    43,825            1,450,046
        *   Dr. Scheller Cosmetics AG                                                              4,000               19,628
        *   Drillisch AG                                                                          28,287              132,387
        *   Duerr Beteiligungs AG                                                                 17,593              349,862
            DVB Bank AG                                                                            7,124              967,410
        *   Eckert and Ziegler Strahlen - und Medizintechnik AG                                    3,000               33,278
        *   Elexis AG                                                                              8,600               76,974
            Elmos Semiconductor AG                                                                23,218              395,877
            ElreingKlinger AG                                                                      3,000              224,173
      * #   Em.TV AG                                                                              18,773               72,106
        *   Emprise Management Consulting AG                                                       8,950               19,535
        *   Epcos AG                                                                              55,500              881,305
            Erlus Baustoffwerke AG                                                                   297              141,231
        *   Escada AG                                                                             20,520              437,119
        *   Euwax AG                                                                                 536               19,262
        *   Evotec Biosystems AG                                                                  42,707              153,859
            Feilmann AG                                                                           29,181            2,016,941
        #   FJA AG                                                                                 9,889               65,656
            Fortec Elektronik AG                                                                   1,400               51,071
        *   Freenet.De AG                                                                         50,400            1,088,857
            Fuchs Petrolub AG Oel & Chemie                                                         6,693              668,086
            GFK AG                                                                                45,483            1,656,509
        *   Gft Technologies AG                                                                   22,600               51,999
        *   GPC Biotech AG                                                                        23,900              375,512
        #   Grenkeleasing AG                                                                      15,958              678,297
            Gwag Bayerische Wohnungs- Aktiengesellschaft AG                                        3,383              173,276
            Hamborner AG                                                                          21,000              627,738
            Hawesko Holdings AG                                                                    4,300              144,004
        *   Herlitz AG                                                                             6,962               26,404
            Hochtief AG                                                                           34,000            1,009,771
        *   Hoeft & Wessel AG                                                                      6,100               24,320
            Hucke AG                                                                               8,300               34,417
            Hugo Boss AG                                                                          25,100              719,360
            Hutschenreuther AG                                                                     2,800               35,400
        *   I-D Media AG                                                                           9,700               15,956
        *   IFA Hotel & Touristik AG                                                               7,000               65,886
        *   IM International Media AG                                                             19,800               16,081
      * #   Innovation in Traffic Systems AG                                                      12,300               55,676
            Interseroh AG                                                                         11,845              266,867
      * #   Intershop Deutschland AG                                                               7,955                7,718
        *   Intertainment AG                                                                       8,500               22,933
        *   Isra Vision Systems AG                                                                 3,650               61,169
            IVG Immobilien AG                                                                    143,237            2,179,536
            Iwka AG                                                                               26,613              648,382
        *   Jenoptik AG                                                                           67,265              719,330
            K & S Aktiengesellschaft AG                                                          129,500            6,596,434
            Kampa-Haus AG                                                                         10,375               84,577
            Keramag Keramische Werke AG                                                           13,000              818,692
      * #   Kloeckner-Werke AG                                                                    53,211              855,835
        *   Kontron AG                                                                            53,965              512,721
            Krones AG                                                                             10,180            1,042,394
            KSB AG                                                                                 2,387              418,646
            KWS Kleinwanzlebener Saatzucht AG                                                      1,650            1,328,738
        *   Leica Camera AG                                                                        4,400               25,249

            Leifheit AG                                                                           12,500              324,475
            Leoni AG                                                                              37,500            2,496,154
        *   Loewe AG                                                                               7,100               58,963
            LPKF Laser & Electronics AG                                                            9,000               35,949
            Masterflex AG                                                                          4,400              158,450
        *   Maternus-Kliniken AG, Bad Oyenhausen                                                     165                  109
        *   Maxdata AG                                                                            32,897              123,059
        *   Mediclin AG                                                                           30,850               74,210
      * #   Medigene AG                                                                            8,600               87,332
        *   Mensch und Maschine Software AG                                                       10,700               38,957
      * #   Morphosys AG                                                                           4,800              221,880
        *   Mosaic Software AG                                                                     5,200                6,655
            Muehlabauer Holdings AG & Co. KGAA                                                     7,423              274,453
        *   MVS Miete Vertrieb Service AG                                                         13,050               31,044
            MVV Energie AG                                                                        58,291            1,151,032
        *   MWG Biotech AG                                                                        30,700               21,682
        *   Nemetschek AG                                                                          7,400               66,949
        *   Neschen AG                                                                             5,800               21,596
        *   Norddeutsche Affinerie AG                                                             37,449              614,942
            Norddeutsche Steingutfabrik AG                                                         5,960               50,383
        *   November AG                                                                            5,400               40,504
        *   Ohb Teledata                                                                          12,650              111,644
        *   Pandatel AG                                                                            5,700                8,710
        *   Paragon AG                                                                            11,282              223,789
        *   Parsytec AG                                                                           11,900               44,345
            PC-Ware Information Technologies AG                                                    5,100               51,510
        *   Personal & Informatik AG                                                               5,900               61,904
            Pfeiffer Vacuum Technology AG                                                          8,250              367,915
        *   Pfleiderer AG                                                                         51,351              550,238
        *   Plambeck Neue Energien AG                                                             19,350               20,817
        *   Plasmaselect AG                                                                        4,290               22,833
        *   Plenum AG                                                                              9,300               20,617
        *   Primacom AG                                                                           15,200               24,552
        *   Produkte und Syteme der Informationstechnologie AG                                    10,300               44,540
            Progress-Werk Oberkirch AG                                                             5,000              205,379
        *   PVATepla AG                                                                           15,550               37,117
      * #   Qs Communications AG                                                                 124,164              618,103
            Rational AG                                                                           15,083            1,364,009
        *   Realtech AG                                                                            3,650               25,704
            Renk AG                                                                               19,400              683,894
            REpower Systems AG                                                                     5,000               94,685
            Rheinmetall Berlin AG                                                                 45,000            2,304,151
            Rhoen Klinikum AG                                                                     24,107            1,334,374
        *   Rinol AG                                                                               5,900               11,348
        *   Rohwedder AG                                                                           4,860               28,572
        *   Ruecker AG                                                                             7,800               25,398
        *   S.A.G. Solarstrom AG                                                                   4,319               29,332
            Salzgitter AG                                                                         85,948            1,737,674
            Sartorius AG                                                                          11,252              224,300
            Schlott Sebaldus AG                                                                    7,440              198,753
            Schwarz Pharma AG                                                                     30,101            1,249,192
            Sektkellerei Schloss Wachenheim AG                                                    15,120              184,419
        *   Senator Entertainment AG                                                                 980                1,967
      * #   SGL Carbon AG                                                                         57,758              759,240

      * #   Singulus Technologies AG                                                              36,100              638,157
            Sinner AG, Karlsruhe                                                                   4,160               60,896
            Sixt AG                                                                               19,433              352,695
        *   Sm Wirtschaftsberatungs AG                                                             3,350               26,130
        *   Software AG                                                                           34,296            1,048,876
            Stada Arzneimittel AG                                                                 50,186            1,321,970
            Stahl (R.) AG                                                                          6,300               95,203
      * #   Steag Hamtech AG                                                                      35,473               69,772
        *   Stoehr & Co. AG                                                                       16,000               72,500
        *   Strabag AG                                                                             4,840              301,942
            Stratec Biomedical Systems AG                                                          3,200               72,059
            Stuttgarter Hofbraeu AG                                                               18,000              575,114
            Sued-Chemie AG                                                                        29,146            1,067,674
      * #   Suess Microtec AG                                                                     17,785              142,778
            Syskoplan AG                                                                           3,300               22,379
        *   Syzygy AG                                                                             18,000              105,912
            Takkt AG                                                                              87,707              858,908
        *   Techem AG                                                                             29,076              971,402
            Technotrans AG                                                                         6,450              121,968
        *   Telegate AG                                                                           20,500              369,478
        *   Teles AG Informationstechnologien                                                     26,657              247,143
        *   Textilgruppe Hof AG                                                                   12,170              112,212
        *   TFG Venture Capital AG & Co. KGAA                                                      8,800               24,241
        *   Tomorrow Focus AG                                                                     42,650              125,675
        *   TTL Information Technology AG                                                          6,400               25,998
        *   TV Loonland AG                                                                         7,000               18,258
            United Internet AG                                                                    79,458            2,080,469
        *   Utimaco Safeware AG                                                                   12,200               60,865
        *   Value Management & Research AG                                                         7,650               22,571
        *   VBH (Vereinigter Baubeschlag-Handel) AG                                                9,415               46,915
        *   Vereinigte Deutsche Nickel-Werke AG                                                   12,150                8,065
        *   Vivacon AG                                                                             3,032               25,732
            Vossloh AG                                                                            21,469              970,693
            Wanderer-Werke AG                                                                      7,903              253,047
        *   WaveLight Laser Technologies AG                                                        1,159               19,532
        *   WCM Beteiligungs AG                                                                  346,726              603,815
            Westag and Getalit AG, Rheda-Wiedenbrueck                                              7,000               77,740
            Wuerttembergische Lebensversicherung AG                                               11,330              230,874
            Wuerttembergische Metallwarenfabrik AG                                                30,330              540,638
            Wuerzburger Hofbraeu AG                                                                  133               73,357
            Zapf Creation AG                                                                       7,500              158,255
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $58,435,826)                                                                                            82,230,805
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BMP AG Rights 12/06/04                                                                10,600                    0
        *   D. Logistics AG Rights 12/06/04                                                       37,750                    0
        *   Intershop Holding AG, Zurich Rights 12/14/04                                           7,955                    0
        *   Medigene AG Rights 11/09/04                                                            8,600                    0
        *   MWG Biotech AG Rights 12/09/04                                                        30,700                    0
        *   November AG Rights 12/07/04                                                            5,400                    0
        *   Paragon AG Rights 12/03/04                                                            11,282                    0

   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------

   TOTAL -- GERMANY
     (Cost $58,435,826)                                                                                            82,230,805
                                                                                                           ------------------

   SWITZERLAND -- (9.9%)
   COMMON STOCKS -- (9.8%)
        *   4M Technologies Holding SA                                                             3,751               19,829
        *   A. Hiestad Holding AG                                                                    561              440,593
        *   Actelion, Ltd.                                                                         4,400              405,668
            AFG Arbonia-Forster Holding AG                                                         2,610              355,051
        *   Agie Charmilles Holding AG                                                             3,402              232,839
            Allreal Holding AG                                                                     5,733              539,396
            Also Holding AG                                                                          268               76,468
        *   Amazys Holding AG                                                                      2,152              106,085
        *   Ascom Holding AG                                                                      32,674              498,918
            Bachem AG                                                                              6,984              395,067
            Baloise-Holding                                                                        7,415              311,706
            Bank Coop AG                                                                          29,405            1,311,454
            Bank Sarasin & Cie Series B, Basel                                                       502              835,214
        *   Banque Cantonale de Geneve                                                             1,344              216,313
            Banque Cantonale du Jura                                                                 450              101,855
            Banque Cantonale Vaudoise                                                                600               92,619
            Banque Privee Edmond de Rothschild SA, Geneve                                            120            1,472,010
            Barry Callebaut AG                                                                     3,526              866,473
            Basellandschaftliche Kantonalbank                                                        600              459,423
            Basler Kantonalbank                                                                    5,250              415,936
            Batigroup Holding AG                                                                   9,987              120,441
            Belimo Holdings                                                                          593              345,669
        *   Berna Biotech                                                                         33,198              285,121
            Berner Kantonalbank                                                                    4,815              684,299
            BHB Beteiligungs und Finanzgesellschaft                                                  150                5,788
            Bobst Group SA                                                                        18,200              718,899
            Bossard Holding AG                                                                     6,350              365,558
            Bucher Industries AG, Niederweningen                                                   3,355              717,077
            BVZ (Brig Visp Zermatt) Holding AG                                                       370               81,334
        #   Caisse d'Epargne Cantonale Vaudoise, Lausanne                                            697              681,761
            Calida Holding AG                                                                        396              102,229
        *   Card Guard AG                                                                          5,402               21,786
            Carlo Gavazzi Holding AG                                                                 910               68,889
            Charles Voegele Holding AG                                                             3,960              176,721
            Cie Financiere Tradition                                                               5,202              478,781
            Conzzeta Holdings AG                                                                   1,415            1,425,684
        *   COS Computer Systems AG                                                                2,430               70,028
        *   Crossair AG, Basel                                                                    13,517              100,668
            Daetwyler Holding AG, Atldorf                                                            348              775,487
            Edipresse SA, Lausanne                                                                   694              359,300
            EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                            3,761            3,269,055
            Eichhof Holding AG                                                                       188              178,546
            Ems-Chemie Holding AG                                                                  3,663              324,788
            Energie Electrique du Simplon SA                                                         350               74,489
            Energiedienst Holding AG                                                               8,265            2,858,844

            Escor Casino & Entertainment AG                                                          744               20,884
        *   Feintol International Holding AG                                                         254               49,962
        *   Fischer (Georg) AG, Schaffhausen                                                       3,073              793,343
        *   Flughafen Zuerich AG                                                                   3,965              452,273
        *   Forbo Holding AG, Eglisau                                                              1,100              307,418
            Fuchs Petrolub AG Oel & Chemie Non-Voting                                              6,003              602,199
            Galenica Holding, Ltd. AG, Bern                                                        6,922            1,262,283
        *   Generale d'Affichage                                                                   1,772              279,337
            Generali (Switzerland) Holdings, Adliswil                                              1,670              323,992
        *   Getaz Romang Holding SA                                                                  125               21,933
        *   Golay-Buchel Holding SA, Lausanne                                                         40               27,484
            Gornergrat Monte Rasa-Bahnen Zermatt                                                      70               55,326
            Gurit-Heberlein AG                                                                     1,125              898,356
        #   Helvetia Patria Holding                                                                4,331              603,650
            Industrieholding Cham AG, Cham                                                           864              197,373
        *   Interroll-Holding SA                                                                     320               42,077
            Jelmoli Holding AG                                                                     1,521            2,099,679
        #   Jelmoli Holding AG, Zuerich (Namen)                                                    2,835              775,170
            Kaba Holding AG                                                                        2,970              826,023
            Kardex Ag, Zuerich                                                                     8,245              233,511
        *   Komax Holding AG                                                                       4,975              426,847
        *   Kudelski SA                                                                           22,850              858,072
            Kuoni Reisen Holding AG                                                                3,130            1,328,346
        *   Leica Geosystems Holdings AG                                                           3,216              949,370
        *   Lem Holdings AG, Lyss                                                                    371               89,386
        *   Logitech International SA                                                             22,086            1,300,814
            Luzerner Kantonalbank AG                                                               5,601            1,026,917
        *   Maag Holding AG, Zuerich                                                                 922              138,272
        *   Micronas Semi                                                                         24,941            1,075,763
        *   Mikron Holding AG, Biel                                                               10,454              139,843
        *   Mobilezone Holding AG                                                                 13,349               47,304
        *   Moevenpick-Holding, Zuerich                                                            1,320              389,546
            Nobel Biocare Holding AG                                                              23,200            4,166,724
            Orell Fussli Graphische Betriebe Ag, Zuerich                                           2,400              280,212
            Oz Holding AG                                                                          4,400              244,688
        *   Parco Industriale e Immobiliare SA                                                       600                1,846
            Phoenix Mecano AG, Stein am Rhein                                                      2,749              763,551
            Phonak Holding AG                                                                     48,668            1,535,747
            PSP Swiss Property AG                                                                 47,132            2,013,291
            Publicitas Holding SA, Lausanne                                                        1,937              565,193
            Rieters Holdings AG                                                                    5,207            1,513,291
            SAIA-Burgess Electronics AG                                                              693              417,546
            Sarna Kunststoff Holding AG                                                            1,760              167,919
        *   Saurer AG                                                                             17,705            1,055,431
        *   Schaffner Holding AG                                                                     888              140,286
        *   Schweiter Technology AG                                                                1,103              208,217
            Schweizerhall Holding AG, Basel                                                          140              218,774
            Schweizerische National Versicherungs Gesellschaft                                       917              474,301
        *   SEZ Holding AG                                                                         2,982               71,907
            SIA Abrasives Holding AG                                                                 878              172,818
            Siegfried Holding AG                                                                   8,560            1,058,814
            Sig Holding AG                                                                         6,922            1,560,034
        *   Sihl                                                                                     150                  395
        *   Sika Finanz AG, Baar                                                                   2,303            1,360,460

            Sopracenerina                                                                          2,409              486,579
        #   St. Galler Kantonalbank                                                                3,636              891,921
            Sulzer AG, Winterthur                                                                  1,637              621,822
        *   Swiss Prime Site AG                                                                    3,460              858,703
        *   Swissfirst AG                                                                            207               19,971
        *   Swisslog Holding AG                                                                   17,025               14,172
        *   Swissquote Group Holding SA                                                              270               22,053
        *   Tamedia AG                                                                             5,300              478,384
        #   Tecan Group AG                                                                         5,859              159,801
        *   Temenos Group AG                                                                      35,359              290,073
        *   UMS Schweizerische Metallwerke Holding AG, Bern                                        2,560               25,816
            Unaxis Holding AG                                                                      2,013              212,689
            Unilabs SA                                                                             6,102              180,517
        *   Valiant Holding AG                                                                    17,966            1,630,558
            Valora Holding AG                                                                      3,485              844,637
            Vaudoise Assurances Holding, Lausanne                                                     45               79,207
            Villars Holding SA, Fribourg                                                             150               38,818
        *   Von Roll Holding AG, Gerlafingen                                                      46,048               44,003
            Vontobel Holdings AG                                                                  58,345            1,356,586
            Walliser Kantonalbank                                                                    351              104,840
        *   Wmh Walter Meier Holding Ag, Zuerich                                                   1,000               53,521
            Zehnder Holding AG                                                                       512              623,935
            Zschokke Holding SA, Geneve                                                              431              213,711
        *   Zueblin Holding AG                                                                    25,262              201,744
            Zuger Kantonalbank                                                                       590            1,501,879
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $42,935,999)                                                                                            70,034,297
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.1%)
            Fuchs Petrolub AG Oel & Chemie                                                         6,003              580,677
                                                                                                           ------------------
   (Cost $266,229)

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                4,331               48,338
                                                                                                           ------------------
   (Cost $0)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Swiss Francs                                                                                                8,678
                                                                                                           ------------------
   (Cost $7,914)
   TOTAL -- SWITZERLAND
     (Cost $43,210,142)                                                                                            70,671,990
                                                                                                           ------------------

   ITALY -- (7.8%)
   COMMON STOCKS -- (7.8%)
            Acea SpA                                                                             163,000            1,664,643
            Acegas SpA                                                                            31,875              314,932
        *   Actelios SpA                                                                          25,801              208,610
        *   Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                              4,291               19,974
            Aem Torino SpA                                                                       450,627            1,122,396
            Aeroporto de Firenze SpA                                                               6,000               76,679
        *   Alitalia Linee Aeree Italiane SpA Series A                                         3,706,002            1,271,617

            Amplifon SpA                                                                          18,242              840,572
            Azienda Mediterranea Gas e Acqua SpA                                                 360,014              697,642
        #   Banca Ifis SpA                                                                        19,351              235,970
            Banca Intermobiliare di Investimenti e Gestoni SpA                                   132,998              963,369
        #   Banca Popolare Dell'etruria e Del Lazio Scrl                                          23,918              573,112
            Banca Profilo SpA                                                                    114,243              266,334
            Banco di Desio e della Brianza SpA                                                   109,105              672,384
        #   Banco Piccolo Valellinese Scarl SpA                                                   56,071              678,216
        *   Beghelli SpA                                                                         142,000              107,715
            Beni Stabili SpA, Roma                                                             1,309,500            1,289,545
            Biesse SpA                                                                            17,100               58,785
            Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma                             9,675              250,034
            Bremba SpA                                                                            74,782              543,516
            Buzzi Unicem SpA                                                                      94,100            1,319,171
            Caltagirone Editore SpA                                                              132,868            1,129,525
        #   Caltagirone SpA                                                                      178,399            1,343,666
            CAMFIN (Cam Finanziaria)                                                              36,527              103,162
            Carraro SpA                                                                           34,400              158,649
            Cementir Cementerie del Tirreno SpA                                                  249,704            1,242,882
        *   Centrale del Latte di Torino & Co. SpA                                                 4,182               23,465
            CIR SpA (Cie Industriale Riunite), Torino                                            591,100            1,482,384
        *   Cirio Finanziaria SpA                                                                175,000               40,469
            Class Editore SpA                                                                     83,868              192,279
      * #   CMI SpA                                                                               90,302              377,195
        *   Coats Cucirini SpA                                                                    30,000               43,658
        *   Compagnia Immobiliare Azionaria                                                       44,000                8,070
            Credito Artigiano SpA                                                                114,446              483,653
        #   Cremonini SpA                                                                        135,428              316,883
        *   CSP International Industria Calze SpA                                                 10,000               17,229
            Danieli & C.Officine Meccaniche SpA                                                   66,500              399,333
            Davide Campari - Milano SpA                                                           27,599            1,671,921
            De Longhi SpA                                                                        139,386              593,914
      * #   Ducati Motor Holding SpA                                                             129,900              160,111
            Emak SpA                                                                              27,000              133,324
            Erg SpA                                                                              173,330            1,929,190
            Ergo Previdenza SpA                                                                   95,165              520,985
            Esprinet SpA                                                                           3,700              183,832
        *   Finarte Casa d'Aste SpA (Milano)                                                      56,266               67,464
        *   Finarte Partecipazioni Pro Arte SpA                                                  242,693               24,353
      * #   Finmatica SpA                                                                         35,900              108,737
            Gabetti Holding SpA                                                                   55,000              159,475
            Gefran SpA                                                                            11,000               63,680
        #   Gemina SpA                                                                           331,283              391,350
            Gewiss SpA                                                                           221,700            1,217,089
        *   Giovanni Crespi SpA                                                                   49,200               54,770
            Grandi Navi Veloci SpA                                                                53,833              181,345
        #   Granitifiandre SpA                                                                    33,237              273,193
        *   Gruppo Ceramiche Ricchetti SpA                                                        41,000               78,032
            I Grandi Viaggi SpA                                                                   28,100               40,255
      * #   Immobiliare Lombardia SpA                                                            425,000               99,955
        #   Immsi SpA                                                                            287,000              561,228
        #   Impregilo SpA                                                                        592,300              324,324
            Industria Macchine Automatique SpA                                                    33,671              498,330
        *   Industria Romagnola Conduttori Elettrici SpA                                          17,500               63,516

            Industrie Zignago S. Margherita SpA                                                   52,000            1,052,598
            Interpump Group SpA                                                                   75,402              393,789
        *   ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                                         34,500              267,291
            Italmobiliare SpA, Milano                                                             20,975            1,214,946
        *   Juventus Footbal Club SpA                                                             98,000              197,034
            La Doria SpA                                                                          22,000               62,983
        *   Lavorwash SpA                                                                         10,000               23,134
            Linificio and Canapificio Nazionale SpA                                               22,000               83,998
            Maffei SpA                                                                            52,500              109,607
            Manifattura Lane Gaetano Marzotto & Figli SpA                                        138,000            2,458,770
        *   Marcolin SpA                                                                          35,100               58,187
            Mariella Burani Fashion Group SpA                                                     26,077              278,432
            Meliorbanca SpA                                                                       90,667              379,533
            Merloni Elettrodomestici SpA                                                         155,000            2,600,000
            Milano Assicurazioni SpA                                                             266,700            1,343,898
            Mirato SpA                                                                            12,000              102,507
        *   Monrif SpA                                                                           150,000              168,172
        *   Montefibre SpA                                                                       143,130               51,614
            Navigazione Montanari SpA                                                            110,917              343,174
        *   Necchi SpA                                                                           164,250               15,499
        *   Negri Bossi SpA                                                                       13,700               41,907
        *   NGP SpA                                                                               17,891                8,322
            Olidata SpA                                                                           20,000               22,344
        *   Opengate Group SpA                                                                     4,000               10,154
        *   Pagnossin SpA                                                                          9,000                6,806
            Permasteelisa SpA                                                                     24,470              406,522
            Pininfarina SpA                                                                       31,285              927,115
            Pirelli & C.Real Estate SpA                                                            9,600              458,033
            Poligrafici Editoriale SpA                                                           132,000              279,695
        *   Premafin Finanziaria SpA Holding di Partecipazioni, Roma                             342,051              526,834
            Premuda SpA                                                                          109,728              200,133
        *   Ratti SpA                                                                             31,768               18,992
            Recordati Industria Chimica e Farmaceutica SpA                                        58,644            1,324,871
      * #   Reno de Medici SpA, Milano                                                           332,210              347,299
        *   Richard-Ginori 1735 SpA                                                              140,800               99,957
            Risanamento Napoli SpA                                                               255,850              616,779
            Sabaf SpA                                                                              9,200              225,323
        #   SAES Getters SpA                                                                      14,750              322,432
        *   Schiapparelli 1824 SpA, Milano                                                       831,000               47,496
        *   Sirti SpA                                                                             29,967               73,121
            SISA (Societa Imballaggi Speciali Asti SpA)                                           65,000              186,343
      * #   SNIA SpA                                                                             227,590               76,981
            Societe Cattolica di Assicurazoni Scarl SpA                                           27,170            1,196,246
            Sogefi SpA                                                                           182,500              772,069
            Sol SpA                                                                               81,830              411,669
        *   SOPAF (Societa Partecipazioni Finanziarie SpA)                                        85,000               15,764
        *   Sorin SpA                                                                            341,385            1,023,348
        *   STA Metallurgica Italiana SpA                                                        282,640              177,891
            Stefanel SpA                                                                          54,400              128,807
            Targetti Sankey SpA                                                                   14,500               84,833
        *   Tecnodiffusione Italia SpA                                                             3,332                8,857
            Terme Demaniali di Acqui SpA                                                         532,000              424,723
            Tod's Group SpA                                                                       30,476            1,384,971
            Trevi-Finanziaria Industriale SpA                                                     52,400               82,126

        *   Vemer Siber Group SpA                                                                 46,000               38,836
        *   Viaggi del Ventaglio SpA                                                              58,384               78,995
            Vianini Industria SpA                                                                 52,520              175,755
            Vianini Lavori SpA                                                                   180,752            1,341,022
            Vittoria Assicurazioni SpA                                                            51,500              435,728
            Zucchi (Vincenzo) SpA                                                                144,350              723,442
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $36,266,091)                                                                                            55,875,798
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Immsi SpA Rights 12/20/04                                                            287,000               30,515
        *   Tecnodiffusione Italia SpA Warrants 11/15/04                                           1,332                  141
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         30,656
                                                                                                           ------------------

   TOTAL -- ITALY
     (Cost $36,266,091)                                                                                            55,906,454
                                                                                                           ------------------

   SWEDEN -- (7.3%)
   COMMON STOCKS -- (7.3%)
      * #   Active Biotech AB                                                                     38,640              209,994
            Addtech AB Series B                                                                   22,300              172,786
            Alfa Laval AB                                                                         18,600              292,064
        *   Alfaskop AB                                                                            3,200                  380
            Angpannefoereningen AB Series B                                                       10,800              225,219
        *   Anoto Group AB                                                                       134,833              203,001
            Axfood AB                                                                             73,400            2,336,155
      * #   Axis AB                                                                               76,994              212,799
        *   B & N Bylock & Nordsjoefrakt AB Series B                                              41,800              130,349
        *   Ballingslov International AB                                                           2,800               37,283
            Beiger Electronics AB                                                                 11,700              124,664
            Beijer AB Series B                                                                    11,700              208,979
            Beijer Alma AB Series B                                                               10,400              181,199
            Bergman & Beving AB Series B                                                          36,200              382,361
            Biacore International AB                                                              11,150              223,292
            Bilia AB Series A                                                                    116,725            1,859,130
            Billerud AB                                                                           58,700              982,918
        *   Boliden AB                                                                           197,400              762,261
        *   Bong Ljungdahl AB                                                                      9,000               46,960
        *   Boras Waefveri AB Series B                                                             8,600               31,794
        *   Boss Media AB                                                                         63,200              230,507
        *   Capio AB                                                                              78,700              877,752
            Capona AB                                                                             25,400              362,769
            Carbo AB                                                                              37,100            1,020,954
            Castellum AB                                                                          43,600            1,514,584
            Cloetta AB Series B                                                                   22,250              691,991
            Concordia Maritime AB Series B                                                        37,300              183,219
        *   Consilium AB Series B                                                                  5,246               23,758
            D. Carnegie & Co. AB                                                                  74,000              852,252
            Digital Illusions AB Series A                                                          7,800               70,699
        *   Doro Telefoni AB Series A                                                              2,000                2,973

        *   Duroc AB Series B                                                                      2,700                6,053
        *   Elekta AB                                                                             28,600              782,316
        *   Enea Data AB Series B                                                                440,000              281,920
            Eniro AB                                                                             154,000            1,510,294
        *   Expanda AB                                                                             6,547               39,051
            Fagerhult AB                                                                          14,100              201,829
        *   Finnveden AB                                                                          57,000              636,315
      * #   Framtidsfabriken AB                                                                  966,000               73,365
        *   Frontec AB Series B                                                                   50,800               49,078
            Getinge AB                                                                           176,604            2,192,889
            Geveko AB Series B                                                                     8,300              211,396
        *   Glocalnet AB                                                                         187,500               71,800
            Gorthon Lines AB Series B                                                             41,800              130,552
            Gunnebo AB                                                                            50,000              628,051
            Haldex AB                                                                             39,000              638,272
            Heba Fastighets AB Series B                                                           13,500              229,920
            Hexagon AB Series B                                                                    3,572              150,552
            Hiq International AB                                                                  41,889              116,653
            HL Display AB Series B                                                                 6,000              111,874
            Hoganas AB Series B                                                                   38,200              989,084
        *   IBS AB Series B                                                                       83,200              144,342
        *   Industrial & Financial AB Series B Issue 2004                                         59,300               40,532
        *   Industrial & Financial Systems AB Series B                                            59,300               40,532
        *   Industrifoervaltnings AB Skandigen                                                    63,975              228,339
        *   Intentia International AB Series B                                                   149,420              292,165
        *   Intrum Justitia AB                                                                   115,700              775,115
        *   Invik and Co. AB Series B                                                            155,400            1,526,412
            Karlshamns AB                                                                         23,800              338,634
        *   Klippans Finpappersbruk AB                                                             5,800               14,237
            Klovern AB                                                                            53,276              146,730
            Kungsleden AB                                                                         17,600              685,801
            Lagercrantz Group AB Series B                                                         23,800               63,108
        *   LB Icon AB                                                                            14,530               66,840
        #   Lindex AB                                                                             16,100              543,017
            Ljungberg Gruppen AB Series B                                                          3,800               81,399
        *   Lundin Petroleum AB                                                                  322,400            2,184,460
        *   Mandator AB                                                                           20,520                3,756
            Meda AB Series A                                                                       9,725              328,370
        *   Medivir Series B                                                                      10,650              166,770
        *   Micronic Laser Systems AB                                                             42,600              400,382
        *   Modern Times Group AB Series B                                                        48,700            1,237,538
            Naerkes Elektriska AB Series B                                                         4,250               65,588
            NCC AB Series B                                                                      118,100            1,490,795
            Nefab AB Series B                                                                      5,100              130,599
        *   Net Insight AB Series B                                                              199,000               60,422
            New Wave Group AB                                                                     20,800              406,828
            Nibe Industrier AB                                                                    22,800              624,802
        *   Nobia AB                                                                              13,800              209,480
            Nolato AB Series B                                                                    42,840              360,515
            Observer AB                                                                          137,856              591,079
            OEM International AB Series B                                                          7,100              121,429
        *   OMHEX AB                                                                              78,100              986,544
            Orc Software AB                                                                       16,500              132,668
        *   Ortivus AB                                                                            11,507               42,379

        *   Partnertech AB                                                                         9,800              105,430
        #   PEAB AB Series B                                                                     105,200              971,177
        *   Pergo AB                                                                              43,300              165,796
            Poolia AB Series B                                                                    18,150               89,718
        *   Prevas AB Series B                                                                    16,000               46,435
      * #   Pricer AB Series B                                                                   431,500               85,049
        *   Proact It Group AB                                                                    15,000               49,461
        *   Proffice AB                                                                           72,800              168,785
            Profilgruppen AB                                                                       4,000               38,987
            Protect Data AB                                                                        6,500               66,638
        *   PyroSequencing AB                                                                     51,940               58,587
            Q-Med AB                                                                              34,000              875,753
        *   Readsoft AB Series B                                                                  17,800               38,964
        #   Rottneros Bruk AB                                                                    366,600              409,523
            Salus Ansvar AB Series B                                                              12,900               40,690
            Sardus AB                                                                             11,200              177,565
        *   Scribona AB Series A                                                                  40,100               77,915
        *   Scribona AB Series B                                                                  46,300               93,154
        *   Semcon AB                                                                             18,300               75,045
        *   Sigma AB Series B                                                                     25,800               25,367
            Skistar AB                                                                            21,000              412,062
            SSAB Swedish Steel Series A                                                           60,300            1,454,603
            SSAB Swedish Steel Series B                                                           17,100              405,107
            Sweco AB Series B                                                                     23,450              427,288
      * #   Switchcore AB                                                                        154,820               49,893
        *   Teleca AB Series B                                                                    69,200              363,727
        *   Telelogic AB                                                                         196,200              460,160
        *   Ticket Travel Group AB                                                                15,152               26,975
            Trelleborg AB Series B                                                                75,400            1,248,367
            TV 4 AB Series A                                                                      22,200              418,231
        *   Uniflex AB Series B                                                                    3,630               25,084
        *   VBG AB Series B                                                                          271                4,374
        #   Wallenstam Byggnads AB Series B                                                       16,700              668,283
        *   Wedins Norden AB Series B                                                            280,000               30,375
        *   Westergyllen AB Series B                                                               4,300               62,609
            Whilborg Fastigheter AB Class B                                                      164,145            3,261,797
            Wilh. Sonesson AB Series A                                                             4,160               15,919
            Wilh. Sonesson AB Series B                                                             4,160               14,837
            WM-Data AB Series B                                                                  437,600              996,043
            Xponcard Group AB                                                                      2,800               51,728
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $31,114,196)                                                                                            52,095,418
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Active Biotech AB Rights 12/06/04                                                     38,640                  230
        *   Duroc AB Rights 11/08/04                                                               2,700                    0
        *   Nanook Investment Special Rights                                                         250                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            230
                                                                                                           ------------------

   TOTAL -- SWEDEN
     (Cost $31,114,196)                                                                                            52,095,648
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   NETHERLANDS -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Aalberts Industries NV                                                                25,910            1,063,468
            Accell Group NV                                                                        5,260              279,951
        *   AFC Ajax NV                                                                           10,787              119,798
            Airspray NV                                                                            3,800               95,811
            AM NV                                                                                 75,747              688,757
            Arcadis NV                                                                            14,000              220,644
        *   ASM International NV                                                                  40,484              648,026
        *   Atag Group NV                                                                          4,630                1,784
            Athlon Groep NV                                                                       34,250              783,312
            Batenburg Beheer NV                                                                    3,000              120,999
        *   Begemann Groep NV                                                                     11,909               37,276
        *   Begemann Groep NV Series B                                                            13,451                4,473
            Beter Bed Holding NV                                                                   4,900               89,904
            Boskalis Westminster NV                                                               51,300            1,499,200
            Brunel International NV                                                               12,000              130,510
            Buhrmann NV                                                                          112,817            1,007,851
        *   Crucell NV                                                                            33,880              407,173
        #   Draka Holding NV                                                                      24,283              300,384
        *   Econosto NV                                                                           17,305               33,643
        #   Eriks Group NV                                                                         9,483              501,554
            Exact Holding NV                                                                      19,764              564,049
            Fornix Biosciences NV                                                                  2,665               49,043
      * #   Fox Kids Europe NV                                                                    66,840            1,217,849
            Gamma Holding NV                                                                      15,705              745,484
            Gemeenschappeljk Bezit Crown van Gelder NV                                            12,000              257,173
      * #   Getronics NV                                                                         554,907            1,172,086
            Grolsche NV                                                                           32,100              961,948
            Grontmij NV                                                                            2,053              108,890
      * #   Hagemeyer NV                                                                         493,757            1,004,690
        #   Heijmans NV                                                                           19,031              586,905
            ICT Automatisering NV                                                                  5,800               90,226
        #   Imtech NV                                                                             28,645              911,124
      * #   Ispat International NV                                                                84,322            3,534,696
            Kas Bank NV                                                                           42,888              847,054
        *   Kendrion NV                                                                           21,454               49,473
            Koninklijke Bam NV                                                                    25,037            1,070,918
            Koninklijke Frans Maas Groep NV                                                       12,349              509,068
            Koninklijke Nedlloyd NV                                                               33,528            1,701,290
            Koninklijke Ten Cate NV                                                               11,531              784,169
        #   Koninklijke Vopak NV                                                                  50,371            1,088,020
      * #   Laurus NV                                                                             92,985              551,327
            MacIntosh NV                                                                          15,590              484,765
        *   Maverix Capital NV                                                                     1,500               75,756
            Nederlandsche Apparatenfabriek                                                        14,000              511,407
            NH Hoteles                                                                            21,703              260,057
            Nutreco Holding NV                                                                    31,673              774,812
            NV Holdingsmij de Telegraaf                                                           42,524            1,012,196
            Oce NV                                                                                96,974            1,449,687
            Opg Groep NV Series A                                                                 12,903              702,454
      * #   Petroplus International NV                                                            22,363              228,907

        *   Pharming Group NV                                                                     67,601              188,709
            Pinkroccade NV                                                                        16,914              306,846
            Randstad Holdings NV                                                                  21,290              818,369
            Reesink NV                                                                             2,050              151,517
            Roto Smeets de Boer NV                                                                 2,640              119,294
            Rubber Cultuur Maatschappij Amsterdam NV                                              40,800              170,449
        *   Samas-Groep NV                                                                        24,184              163,659
        *   Semiconductor Industries NV                                                           21,900              119,407
        #   Sligro Food Group Beheer                                                              15,046              687,436
            Smit Internationale NV                                                                20,578              854,498
            Stern Groep NV                                                                         1,236               47,775
            Stork NV                                                                              34,021            1,091,265
        *   Textielgroep Twenthe NV                                                                1,000                3,323
        *   Tulip Computers NV                                                                    53,860               15,040
            Twentsche Kabel Holding NV                                                            18,244              697,129
            United Services Group NV                                                              18,374              415,023
            Univar NV                                                                             10,125              274,668
      * #   Van Der Mollen Holding NV                                                             57,660              346,827
            Vedior NV                                                                             21,796              365,984
      * #   Versatel Telecom International NV                                                    376,079              999,570
        *   Wegener Arcade NV .                                                                   70,830              849,632
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $21,941,138)                                                                                            40,026,461
                                                                                                           ------------------

   FINLAND -- (5.5%)
   COMMON STOCKS -- (5.5%)
            Alandsbanken AB Series B                                                               4,890              123,480
        *   Aldata Solutions Oyj                                                                  64,735               93,905
            Alma Media Oyj                                                                        34,388              420,459
        *   Amanda Capital Oyj                                                                   180,700               45,728
            Amer-Yhtymae Oyj Series A                                                             25,370            1,345,755
            Aspo P.L.C.                                                                            8,200              176,419
        #   Aspocomp Group P.L.C.                                                                 12,738              180,482
            Basware Oyj                                                                            7,050               80,234
        *   Benefon Oy                                                                             1,900                  380
        *   Biotie Therapies Oyj                                                                  39,754               55,020
            Capman Oyj Series B                                                                   12,485               37,169
            Chips Corp. Series B                                                                  17,750              534,411
        *   Componenta Oyj                                                                         5,400               38,659
        #   Comptel Oyj                                                                          149,541              380,110
            Efore Oy                                                                              12,920              120,688
            Elcoteq Network Corp.                                                                 21,260              511,801
            Elektrobit Group Oyj                                                                 663,597              495,511
        *   Elisa Communications Corp.                                                            74,525            1,237,543
        *   Eq Online Oyj                                                                         23,900               66,200
        *   Evox Rifa Group Oyj                                                                   51,210                6,797
            Finnair Oyj                                                                          118,150              808,760
            Finnlines Oyj                                                                         60,560            1,055,412
        #   Fiskars Oy AB Series A                                                                41,270              753,976
      * #   F-Secure Oyj                                                                         140,928              342,884
        #   HK Ruokatalo Oy Series A                                                              26,160              249,930

            Honkarakenne Oy Series B                                                               3,030               22,573
            Huhtamaki Van Leer Oyj                                                               125,650            1,838,464
            Ilkka-Yhtyma Oyj                                                                       7,560               85,072
        *   Incap Oyj                                                                             11,000               29,275
            J.W. Suominen Yhtyma Oy                                                               17,955              102,768
            Jaakko Poyry Group Oyj                                                                14,610              391,522
            KCI Konecranes International Oyj                                                      13,800              639,204
        *   Kemira GrowHow Oyj                                                                    25,160              183,913
            Kemira Oyj                                                                           118,400            1,638,806
        #   Kesko Oyj                                                                             32,060              745,591
            Laennen Tehtaat Oy                                                                     5,870               94,359
        #   Lassila & Tikanoja Oyj                                                                33,980              578,373
        *   Lassila & Tikanoja Oyj                                                                 6,796              115,675
        #   Lemminkainen Oy                                                                       16,600              394,466
            Leo Longlife Oy                                                                        2,920               34,918
            Martela Oy                                                                               530                9,439
            Metsaemarkka Oyj Series B                                                                700                7,085
            New Kyro Corp. Oyj                                                                    91,340              460,984
            Nokian Renkaat Oyj                                                                    12,180            1,751,041
            Nordic Aluminium Oy                                                                    1,900               25,798
        *   Okmetic Oyj                                                                           16,204               57,169
            Okobank Class A                                                                      101,080            1,405,268
            Olvi Oyj Series A                                                                      3,320               58,803
            Orion-Yhtyma Oyj Series A                                                             41,180              650,902
            Orion-Yhtyma Oyj Series B                                                             60,920              967,283
            Oy Stockmann AB Series B                                                              30,200              919,549
            Perlos P.L.C. Warrants 04/04/04                                                       72,311            1,225,523
            PK Cables Oyj                                                                         16,590              226,454
        *   Pmj Automec Oyj                                                                       23,910               22,290
            Pohjola Group P.L.C. Series D                                                        146,205            1,624,529
            Ponsse Oyj                                                                            12,600              250,161
        *   Proha Oyj                                                                             51,232               32,062
            Raisio Group P.L.C. Series V                                                         118,423              299,404
            Rakentajain Koneuvokrammo Oy                                                          10,260               96,147
            Ramirent Oyj                                                                          12,270              328,144
        #   Rapala VMC Oyj                                                                        36,040              273,212
            Rautaruukki Oyj Series K                                                             188,780            2,277,859
            Raute Oy Series A                                                                      2,390               27,415
            Rocla Oy                                                                               1,300               13,992
        *   Saunalahti Group Oyj                                                                 124,754              259,017
        #   Scanfil Oyj                                                                           63,879              411,959
            Sponda Oyj                                                                           109,111            1,023,285
            Stockmann Oyj AB                                                                      35,240            1,071,357
        *   Stonesoft Corp.                                                                       49,279               34,798
            Sysopen P.L.C.                                                                         7,720               34,011
            Talentum Oyj                                                                          18,300              150,963
        *   Tecnomen Holding Oyj                                                                  49,370               89,242
            Teleste Corp. Oyi                                                                     14,699              111,711
            Tulikivi Oyj                                                                           5,710               53,134
            Turkistuottajat Oy                                                                     2,590               29,515
            Uponor Oyj Series A                                                                   88,800            1,624,826
            Vacon Oyj                                                                             14,537              227,242
            Vaisala Oy Series A                                                                   19,050              501,864
            Viking Line AB                                                                        10,360              324,190

        #   Wartsila Corp. Oyj Series B                                                           66,460            2,306,907
            Yit-Yhtymae Oyj                                                                       67,708            1,506,257
            Yomi Oyj                                                                              15,450              142,373
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $21,865,536)                                                                                            38,969,856
                                                                                                           ------------------

   GREECE -- (5.3%)
   COMMON STOCKS -- (5.3%)
        *   A. Cambas Holding & Real Estate S.A.                                                  45,937              147,207
        *   Aegek S.A.                                                                            99,835               91,564
        *   Agrotiki Insurance S.A.                                                               34,455              128,777
            Aktor Technical Co. S.A.                                                             196,380              761,610
            Alco Hellas ABEE S.A.                                                                 38,730               71,520
        *   Alfa Alfa Energy S.A.                                                                  3,810               10,943
            Alfa-Beta Vassilopoulos S.A.                                                          15,172              252,142
            Alisida S.A.                                                                           2,160               10,231
        *   Allatini Industrial & Commercial Co.                                                  15,370               25,012
            Alte Technological Co. S.A.                                                           85,048               32,768
        *   Altec Information & Communication Systems S.A.                                        80,278               46,934
            Alumil Milonas S.A.                                                                   27,516               92,576
        *   Aluminum of Attica S.A.                                                              104,982               40,455
            Anek Lines S.A.                                                                       60,821               87,231
            Arcadia Metal Industry C. Rokas S.A.                                                  22,389              220,541
            AS Co. S.A.                                                                           25,370               35,716
        *   Aspis Bank S.A.                                                                       45,604              156,621
        *   Aspis Pronia General Insurance S.A.                                                   48,640               45,913
        *   Astir Palace Vouliagmenis S.A.                                                        58,560              429,572
        *   Athens Medical Center S.A.                                                           104,974              198,036
            Athens Water Supply & Sewage Co. S.A.                                                 53,245              367,140
            Atlantic Super Market S.A.                                                            13,640               24,526
            Attica Enterprises S.A. Holdings                                                     138,964              539,366
            Attica Publications S.A.                                                              16,674              101,891
            Atti-Kat S.A.                                                                         88,984               53,300
            Autohellas S.A.                                                                       44,980              185,566
            Babis Vovos S.A.                                                                      50,982              774,287
            Balafas Construction Holdings S.A.                                                    15,200                4,450
            Bank of Attica S.A.                                                                  115,721              657,908
            Bank of Greece                                                                         9,296            1,176,042
            Bank of Piraeus S.A.                                                                 163,829            2,573,981
            Benrubi S.A.                                                                          11,121              199,458
            Betanet S.A.                                                                          11,220               52,220
        *   Bitros Holdings S.A.                                                                  19,302               80,102
            Byte Computers S.A.                                                                   17,230               47,610
            Chipita S.A.                                                                          60,222              173,974
            Commercial Bank of Greece                                                              1,960               59,763
        *   Compucon Computer Applications S.A.                                                   11,260                9,884
            Computer Peripherals International S.A.                                                9,110               15,599
            Cyclon Hellas S.A                                                                     18,131               18,082
            Daios Plastics S.A.                                                                   16,350              125,687
            Delta Holdings S.A.                                                                   33,747              256,002
            Dionic S.A.                                                                           12,948               13,277

            Domiki Krittis S.A.                                                                   17,730               18,399
            Dynamic Life S.A.                                                                     16,440               33,883
            Edrasi Psalllidas Technical Co. S.A.                                                  31,108               35,569
            Egnatia Bank S.A.                                                                    117,107              412,602
            El. D. Mouzakis S.A.                                                                  31,653               31,995
            Elais Oleaginous Production S.A.                                                      16,707              387,801
        *   Elbisco Holding S.A.                                                                  56,000              429,207
            Elektrak S.A.                                                                         14,040               33,943
            Elektroniki of Athens S.A.                                                            21,560               82,864
            Elgeka S.A.                                                                           18,590               47,136
            Elmec Sport S.A.                                                                      64,256              152,481
            Elton S.A.                                                                            18,640               28,511
        *   Empedos SA                                                                            15,974                4,458
            Ethniki General Insurance Co. S.A.                                                   118,768              625,466
        *   Etma Rayon S.A.                                                                       11,242               17,310
        *   Euro Reliance General Insurance                                                       14,830               21,981
            Eurodrip S.A.                                                                         11,620               31,484
            Euromedica S.A.                                                                       33,300               67,134
        *   Europaiki Techniki                                                                    32,750               10,011
            Everest S.A.                                                                          30,730               87,882
            Evrofarma S.A.                                                                         9,500               22,056
            F.G. Europe SA Common Registered Shares                                                4,536               19,921
        *   Fanco S.A.                                                                            10,110                9,397
        *   Forthnet S.A.                                                                         17,510              119,112
        *   Fourlis S.A.                                                                          64,420              408,552
            Frigoglass S.A.                                                                       49,990              216,556
            G.Polyhronos S.A.                                                                     10,580               14,763
            Galaxidi Fish S.A.                                                                    12,940                9,477
            General Construction Co. S.A.                                                         34,649              271,762
            General Commercial & Industry                                                         24,060               25,023
        *   General Hellenic Bank                                                                 35,139              341,980
            Germanos S.A.                                                                         61,810            1,756,239
            Goody's S.A.                                                                          17,740              306,473
            Halkor S.A.                                                                          121,226              321,998
            Hatziioannou S.A.                                                                     44,200               74,026
            Hellas Can Packaging Manufacturers S.A.                                               27,902              289,021
        *   Hellenic Cables S.A.                                                                  26,908               36,793
            Hellenic Duty Free Shops S.A.                                                         80,020            1,406,449
            Hellenic Fabrics S.A.                                                                 17,110               42,161
            Hellenic Sugar Industry S.A.                                                          35,750              195,957
            Hellenic Technodomiki S.A.                                                           163,867              727,782
            Heracles General Cement Co.                                                           93,293            1,096,454
            Hermes Real Estate S.A.                                                               23,136              113,299
        *   Hippotour S.A.                                                                        12,155               15,605
            Hyatt Regency S.A.                                                                   130,260            1,439,981
            Iaso S.A.                                                                             49,300              281,461
            Iktinos Hellas S.A.                                                                    6,500               19,648
            Inform P. Lykos S.A.                                                                  20,610               79,516
            Informatics S.A.                                                                      18,890                7,275
        *   Intersat S.A.                                                                         19,392                9,021
            Intertech S.A.                                                                        12,236               40,990
            Intracom Constructions S.A.                                                           30,520               40,190
            Intracom S.A.                                                                        172,366              906,690
        *   Ionian Hotel Enterprises                                                              16,754              215,512

            Ipirotiki Software & Publications S.A.                                                14,380               33,073
        *   J Boutaris & Son Holding S.A.                                                         28,150               34,376
            J&P-Avax S.A.                                                                        100,626              571,941
            Kalpinis Simos Steel Service Center                                                   12,432               59,854
            Karelia Tobacco Co., Inc. S.A.                                                         2,160              172,235
            Kathimerini S.A.                                                                      21,240              165,917
            Katselis Sons S.A.                                                                    18,000               52,203
            Kego S.A.                                                                             21,670               33,707
            Kekrops S.A.                                                                           2,244               38,145
        *   Keramia-Allatini S.A. Industrielle Commerciale & Technique                            10,368                9,883
        *   Klonatex Group S.A. Bearer Shares                                                     20,351               28,655
            Kordellou Brothers S.A.                                                               12,300               28,330
        *   Lambrakis Press S.A.                                                                 107,586              509,488
        *   Lampsa Hotel Co.                                                                      19,051              139,190
        *   Lan-Net S.A.                                                                          19,045               27,078
        *   Lavipharm S.A.                                                                        39,294               65,180
            Lazarides Vineyards S.A.                                                              18,326               32,810
            Light Metals Industry                                                                 37,502              100,769
        *   Logic Dis S.A.                                                                        77,230               35,916
        *   Loulis Mills S.A.                                                                     15,382               38,755
        *   Mailis (M.J.) S.A.                                                                   101,594              470,613
        *   Maritime Company of Lesvos S.A.                                                       30,753               15,120
        *   Maxim Knitwear Factory C.M.                                                           16,360                8,730
            Medicon Hellas S.A.                                                                    2,860               17,515
            Mesochoritis Bros. Construction Co.                                                   23,700                9,764
            Metka S.A.                                                                            59,820              351,687
            Michaniki S.A.                                                                        98,065              237,152
            Minerva Knitwear                                                                       5,140               16,310
            Minoan Lines S.A.                                                                     77,309              192,210
            MLS Multimedia S.A.                                                                    8,300               18,528
            Mochlos S.A.                                                                         101,679               52,756
            Motor Oil (Hellas) Corinth Refineries S.A.                                           152,870            2,055,589
            Mytilineos Holdings S.A.                                                              47,000              357,260
        *   N. Levederis S.A.                                                                      8,355                8,236
            N.B.G. Real Estate Development Co.                                                   134,960              757,637
        *   Naoussa Spinning Mills S.A.                                                           21,832               27,833
            Naytemporiki S.A.                                                                     26,080               61,698
        *   Neochimiki Lv Lavrentiadis S.A.                                                       20,750              101,598
        *   Neorion-Syro's Shipyards S.A.                                                         27,210               35,029
            Nexans Hellas S.A.                                                                     3,003               11,291
            Nikas S.A.                                                                            25,287              141,805
            Notos Com.Holdings S.A.                                                               94,554              370,751
            Pantechniki S.A.                                                                      50,460               78,428
        *   Pegasus Publishing & Printing S.A.                                                    58,590              116,102
            Persefs S.A. Health Care                                                              23,592               25,437
            Petros Petropoulos S.A.                                                                7,360               53,809
        *   Petzetakis S.A.                                                                       22,560               67,967
        *   Pilias S.A.                                                                          103,584               24,758
            Pipeworks L. Girakian Profil S.A.                                                     11,730               23,895
            Piraeus Leasing                                                                        5,765               49,143
        *   Prodeftiki Technical Co.                                                              32,257               16,724
        *   Promota Hellas S.A.                                                                   26,580               16,290
            Rilken S.A.                                                                            1,982               17,113
        *   Sanyo Hellas S.A.                                                                     59,251               69,282

            Sarantis S.A.                                                                         43,940              264,084
            Sato S.A.                                                                             28,850               27,966
            Selected Textile Industry Assoc. S.A.                                                 44,649               35,041
            Sfakianakis S.A.                                                                      13,390               60,911
        *   Sheet Steel S.A.                                                                      25,850               10,696
        *   Shelman Hellenic-Swiss Wood S.A.                                                      38,042               48,608
            Silver and Baryte Ores Mining Co. S.A.                                                34,961              262,400
        *   Singular S.A.                                                                         54,600              169,888
            Spyroy Agricultural House S.A.                                                        22,258               24,588
        *   Stabilton S.A.                                                                        27,530                2,927
            Strintzis Shipping Lines S.A.                                                        131,240              148,407
            Technical Olympic S.A.                                                               180,370              987,825
        *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                      13,910                3,891
            Teletypos S.A. Mega Channel                                                           36,227              174,972
            Terna Tourist Technical & Maritime S.A.                                               63,180              541,931
            Themeliodomi S.A.                                                                     37,422               61,175
            Thrace Plastics Co. S.A.                                                              45,500               79,276
            Uncle Stathis S.A.                                                                    10,999               82,479
            Unisystems S.A.                                                                       41,820               87,796
            Vardas S.A.                                                                           13,780               44,497
        *   Varvaressos S.A. European Spinning Mills                                               7,200                8,320
        *   Veterin S.A.                                                                          18,984               66,279
            Viohalco S.A.                                                                        296,585            2,587,202
            Vioter S.A.                                                                           61,470               76,040
        *   Vis Container Manufacturing Co.                                                        4,259               13,251
        *   Zampa S.A.                                                                               830               12,450
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $34,259,881)                                                                                            37,775,206
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.0%)
            Egnatia Bank S.A.                                                                      3,196                9,807
                                                                                                           ------------------
   (Cost $8,592)
   TOTAL -- GREECE
     (Cost $34,268,473)                                                                                            37,785,013
                                                                                                           ------------------

   SPAIN -- (5.0%)
   COMMON STOCKS -- (5.0%)
            Abengoa SA                                                                            66,042              639,629
            Adolfo Dominguez SA                                                                    3,700               80,698
            Aldeasa SA                                                                            15,329              516,174
        *   Amper SA                                                                              56,800              311,566
        *   Avanzit SA                                                                            17,275               45,524
      * #   Azkoyen SA                                                                            52,500              464,363
            Banco de Andalucia                                                                     9,800              919,248
            Banco de Credito Balear SA                                                            35,424              933,399
            Banco de Valencia SA                                                                 191,814            5,136,773
            Banco Guipuzcoano SA                                                                  21,194              675,968
            Banco Pastor SA                                                                       34,300            1,119,684
        *   Baron de Ley SA                                                                        5,642              247,663
            CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                    7,500              599,733
            Campofrio Alimentacion SA                                                             92,800            1,461,714

            Cementos Portland SA                                                                  16,881              944,200
            Compania de Distribucion Integral Logista SA                                          29,600            1,374,099
            Cortefiel SA                                                                          57,093              810,853
        *   Dogi International Fabrics SA                                                          4,000               22,335
        *   Dogi International Fabrics SA                                                          2,000               11,167
        *   Duro Felguera SA                                                                      10,860               99,409
            Elecnor SA                                                                            18,300            1,017,119
        *   Ercros SA                                                                            100,518               48,141
        *   Espanola del Zinc SA                                                                  29,250               65,836
        *   Estacionamientos Urbanos SA                                                            4,200                    0
        #   Europistas Concesionaria Espanola SA                                                 174,940            1,176,816
            Faes Farma SA                                                                         36,107              636,016
            Funespana SA                                                                           4,500               50,039
            Grupo Empresarial Ence SA                                                             18,593              563,817
        *   Grupo Picking Pack SA                                                                145,775               95,036
            Hullas del Coto Cortes                                                                 8,666              115,175
            Iberpapel Gestion SA                                                                   6,700              134,507
            Inbesos SA                                                                             8,050               48,441
            Indo Internacional SA                                                                 33,600              281,617
            Indra Sistemas SA                                                                     75,200            1,181,436
            Inmobiliaria Colonial SA ICSA                                                         35,200            1,355,135
            Inmobiliaria del Sur SA                                                                  378               62,295
        *   Inmobiliaria del Sur SA Issue 2004                                                        37                6,230
            Inmobiliaria Urbis SA                                                                 80,282            1,104,320
            Lingotes Especiales SA                                                                22,080              138,228
        *   LSB (La Seda de Barcelona SA) Series B                                                32,010               81,040
        *   Mecalux SA                                                                             9,500               87,192
            Metrovacesa SA                                                                           744               35,442
            Miquel y Costas y Miquel SA                                                            4,891              309,638
            Natra SA                                                                              14,979               81,832
        *   Nicolas Correa SA                                                                     15,750               73,718
            Obrascon Huarte Lain SA                                                               65,366              534,057
            Pescanova SA                                                                          26,443              541,895
            Prosegur Cia de Seguridad SA                                                          45,049              823,545
            Recoletos Grupo de Comunicacion SA                                                    95,420              737,379
            Sol Melia SA                                                                         112,700            1,057,063
        #   SOS Cuetara SA                                                                        20,902              892,215
            Tavex Algodonera SA                                                                   31,944              127,481
        *   Tecnocom Telecomunicaciones y Energia SA                                               6,300               49,611
        #   Tele Pizza SA                                                                        163,225              321,461
            Transportes Azkar, SA                                                                 35,477              283,296
        #   Tubacex SA                                                                            73,130              176,224
            Tubos Reunidos SA                                                                     12,466              114,285
            Unipapel SA                                                                           41,935              995,207
        *   Unipapel SA Issue 04                                                                   2,329               55,289
        *   Uralita SA                                                                           338,493            1,597,993
            Vidrala SA, Alava                                                                     47,040              947,895
            Viscofan Industria Navarra de Envolturas Celulosicas SA                               97,492              925,749
                                                                                                           ------------------

   TOTAL -- SPAIN
     (Cost $15,762,077)                                                                                            35,343,910
                                                                                                           ------------------

   DENMARK -- (5.0%)
   COMMON STOCKS -- (5.0%)
            Aarhus Oliefabrik A.S. Aeries A                                                        4,950              502,558
        *   Alm. Brand A.S.                                                                       28,360              994,557
        #   Amagerbanken A.S.                                                                      2,734              401,617
            Ambu International A.S. Series B                                                       1,500               35,713
            Amtssparekassen Fyn A.S.                                                               2,243              419,709
            AS Dampskibsselsk Torm                                                                49,460            2,183,069
            Bang & Olufsen Holding A.S. Series B                                                  13,387              848,495
      * #   Bavarian Nordic A.S.                                                                   4,930              515,877
        *   Brodrene Hartmann A.S. Series B                                                        5,865              113,448
            Bryggerigruppen A.S.                                                                   8,515              546,814
            Christian Hansen Holding A.S. Series B                                                10,855            1,243,044
            Codan A.S.                                                                            43,400            2,222,991
            Dalhoff, Larsen & Hornemann A.S. Series B                                              1,370               94,428
            Danware A.S.                                                                           4,185               78,056
            DFDS A.S., Copenhagen                                                                 11,760              559,857
            DiskontoBanken A.S.                                                                      713              165,333
            DSV, De Sammensluttede Vognmaend A.S.                                                 22,630            1,467,948
            East Asiatic Co., Ltd.                                                                22,723            1,160,009
            Edb Gruppen A.S.                                                                       3,230               70,639
        *   Fimiston Resources & Technology Ltd.                                                     400                5,437
      * #   FLS Industries                                                                        73,180            1,177,535
            Fluegger A.S. Series B                                                                 2,913              239,810
            Foras Holding A.S. Series A                                                           13,292              172,663
            Forstaedernes Bank                                                                     4,322              356,789
        *   Genmab A.S.                                                                           28,629              490,099
        *   Glunz & Jensen A.S.                                                                    1,470                8,560
            GN Great Nordic A.S.                                                                 210,980            2,180,407
            H&H International A.S. Series B                                                        1,140              248,818
            Harboes Bryggeri A.S.                                                                    575              195,529
            Hedegaard (Peder P.) A.S.                                                                660               53,324
            Hojgaard Holding A.S. Series B                                                         2,500               89,696
        *   IC Co. A.S.                                                                            3,510               52,227
        *   Incentive A.S.                                                                         3,575               11,832
        *   Jyske Bank A.S.                                                                       75,520            2,712,614
            Kjobenhavns Sommer Tivoli A.S.                                                           580              259,802
            Koebenhavns Lufthavne                                                                  9,910            1,818,859
        #   Kompan A.S.                                                                              230               47,389
            Lan & Spar Bank A.S.                                                                   2,250              120,408
            Lollands Bank                                                                            150               34,885
      * #   Neurosearch A.S.                                                                       9,160              388,976
            NKT Holding A.S.                                                                      30,245              791,224
            Nordjyske Bank A.S.                                                                      920              185,213
        *   NTR Holdings A.S.                                                                      1,130                9,734
            Oestjydsk Bank                                                                           400               51,566
            Ove Arkil Series B                                                                       270               37,431
            Per Aarsleff A.S. Series B                                                             1,545               81,559
        *   Pharmexa A.S.                                                                         12,940               61,993
            Ringkjobing Bank                                                                       1,670              148,647
        #   Ringkjobing Landbobank                                                                 1,620              639,367
            Rockwool, Ltd.                                                                        24,520            1,180,659
      * #   RTX Telecom A.S.                                                                       8,400               83,563
            Salling Bank                                                                             250               25,473

            Sanistal A.S. Series B                                                                 1,786              129,639
      * #   SAS Danmark A.S.                                                                      34,300              285,324
            Satair A.S.                                                                            1,350               28,102
            Schouw & Co. A.S.                                                                     15,485              340,944
            Simcorp A.S.                                                                           5,240              323,891
            Sjaelso Gruppen A.S.                                                                   2,388              245,861
            Skjern Bank A.S.                                                                         725               66,433
        *   Sondagsavisen A.S.                                                                    21,165               83,782
            Spar Nord Holding                                                                      6,823              891,307
            Sparbank Vest A.S.                                                                     6,600              344,469
            Sparekassen Faaborg A.S.                                                                 481              158,996
            Sydbank A.S.                                                                           8,172            1,551,616
            Thrane & Thrane A.S.                                                                   5,258              219,443
      * #   TK Development                                                                        12,478               32,465
        *   Topdanmark A.S.                                                                       28,300            2,137,268
        *   Treka A.S.                                                                             8,498              150,420
            Vestfyns Bank                                                                            200               26,137
            Vestjysk Bank A.S.                                                                    10,800              413,474
            VT Holdings Shares B                                                                   3,130              199,314
        *   Wessel & Vett Magasin du Nord A.S. Series C                                            2,102               61,261
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $17,197,739)                                                                                            35,276,396
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                               14,559
                                                                                                           ------------------
   (Cost $13,468)
   TOTAL -- DENMARK
     (Cost $17,211,207)                                                                                            35,290,955
                                                                                                           ------------------

   NORWAY -- (4.6%)
   COMMON STOCKS -- (4.6%)
        *   Aker Kvaerner OGEP ASA                                                                45,609            1,166,166
      * #   Aker Yards AS                                                                         28,121              578,891
            Aktiv Kapital ASA                                                                     57,017            1,173,036
            Arendals Fosse Kompani ASA                                                               100                9,674
        *   Blom ASA                                                                              18,367               18,299
            Bonheur ASA                                                                           16,850              732,731
        *   Choice Hotel Scandinavia ASA                                                          27,740              103,332
        *   Corrocean ASA                                                                         19,321               10,060
        #   Det Norske Oljeselskap ASA Series A                                                   88,945              411,970
      * #   DOF ASA                                                                               97,006              314,255
      * #   EDB Elektronisk Data Behandling ASA                                                  149,417            1,123,659
            Ekornes ASA                                                                           56,490            1,319,504
      * #   Eltek ASA                                                                             40,842              425,378
            Expert ASA                                                                            48,758              469,286
            Farstad Shipping ASA                                                                  60,790              775,460
      * #   Fjord Seafood ASA                                                                    783,483              332,513
      * #   Fred Olsen Energy ASA                                                                 91,600            1,171,059
            Ganger Rolf ASA                                                                        6,690              263,285
            Gresvig ASA                                                                            4,590               30,808
        *   Home Invest ASA                                                                       15,077               12,316

        #   Kongsberg Gruppen ASA                                                                 49,500              709,074
            Kverneland ASA                                                                        16,160              198,168
      * #   Merkantildata ASA                                                                    320,521              130,725
            Natural ASA                                                                           10,143               65,943
        #   Nera ASA                                                                             187,753              500,478
        *   Nordic Semiconductor ASA                                                              25,000              217,671
        *   Northern Offshore, Ltd.                                                              214,000               97,867
      * #   Ocean Rig ASA                                                                        105,531              453,334
            Odfjell ASA Series A                                                                  24,910            1,649,626
            Olav Thon Eiendomsselskap ASA                                                          8,320              502,698
        *   P4 Radio Hele Norge ASA                                                               32,200               89,619
        *   Photocure ASA                                                                         26,690              200,883
            Prosafe ASA                                                                           55,980            1,478,195
            Rieber and Son ASA Series A                                                           63,654              576,932
            Schibsted ASA                                                                        112,960            3,140,732
        *   Sinvest ASA                                                                            6,220               18,340
            Smedvig ASA Series A                                                                  83,580            1,259,758
        *   Software Innovation ASA                                                               13,423               41,622
            Solstad Offshore ASA                                                                  54,100              601,262
            Steen and Stroem ASA                                                                  19,512              436,700
            Storebrand ASA                                                                       183,330            1,632,445
            Tandberg ASA Series A                                                                217,280            2,463,681
      * #   Tandberg Data ASA                                                                     58,950               77,053
        *   Tandberg Storage ASA                                                                  48,450               19,422
        *   Tandberg Television ASA                                                               90,430              696,180
        *   Telecomputing ASA                                                                     44,963               59,931
      * #   Tgs-Nopec Geophysical Co. ASA                                                         40,910              944,697
            Tomra Systems ASA                                                                    294,480            1,584,935
        *   Tybring-Gjed ASA                                                                     145,146               63,123
        *   Unit 4 Agresso NV                                                                      4,620               52,082
            Veidekke ASA                                                                          21,846              325,025
            Visma ASA                                                                             47,393              543,488
            Wilhelmsen (Wilhelm), Ltd. ASA Series A                                               60,800            1,381,028
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $18,720,500)                                                                                            32,654,399
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ementor ASA Rights 12/01/04                                                          320,521               32,991
                                                                                                           ------------------
   (Cost $69,669)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                            11,887
                                                                                                           ------------------
   (Cost $10,735)
   TOTAL -- NORWAY
     (Cost $18,800,904)                                                                                            32,699,277
                                                                                                           ------------------

   BELGIUM -- (3.9%)
   COMMON STOCKS -- (3.9%)
        *   Abfin SA                                                                               2,560                    0
            Ackermans & Van Haaren SA                                                             32,186            1,092,987
        *   Arinso International NV                                                               14,739              242,647

            Banque Nationale de Belgique                                                             710            3,005,926
            Barco (New) NV                                                                        12,051            1,110,434
            Bekaert SA                                                                            23,290            1,822,070
            Brantano NV                                                                            2,060              112,344
            Brederode SA                                                                          12,180              312,945
            Carrieres Unies Porphyre                                                                  20               34,597
            CFE (Compagnie Francois d'Entreprises)                                                 2,080              686,191
            Cie Martime Belge SA                                                                   8,237            2,386,893
            Cofinimmo SA                                                                           9,778            1,565,740
            Commerciale de Brasserie SA COBRHA                                                       115              162,227
            Deceuninck SA                                                                         63,700            1,932,919
            D'Ieteren SA                                                                           5,831            1,103,575
            Distrigaz                                                                                 57              218,705
        *   Docpharma SA NV                                                                        4,489              206,344
            Dolmen Computer Applications                                                           1,476               21,445
            Duvel Moorgat NV                                                                       5,019              163,212
            EVS Broadcast Equipment SA                                                             1,100              116,198
            Exmar NV                                                                               3,677              213,706
            Floridienne NV                                                                         2,033              154,314
            Glaces de Moustier-sur-Sambre SA                                                      13,370              558,734
        *   ICOS Vision Systems Corp. NV                                                           6,053              143,369
        *   Immobel (Cie Immobiliere de Belgique SA)                                               4,600              216,282
        *   Innogenetics NV                                                                        1,572               28,052
        *   Integrated Production & Test Engineering NV                                            4,380               18,158
        *   Ion Beam Application SA                                                               23,058              249,525
        *   Ipso-Ilg SA                                                                            5,990               58,242
            Keytrade Bank SA                                                                       2,800               86,096
            Kinepolis Group NV                                                                     5,020              166,799
            Lotus Bakeries NV                                                                        650               83,972
        *   Melexis NV                                                                            47,001              595,069
            Metiers Automatiques Picanol                                                          16,120              386,237
        *   Neuhaus NV                                                                               670               36,047
            Nord-Sumatra Investissements SA                                                          650              198,885
            Omega Pharma SA                                                                       26,708            1,367,112
        *   Option NV                                                                              5,619              195,477
            Papeteries de Catala SA                                                                  315               35,585
            Quick Restaurants SA                                                                  19,501              342,399
      * #   Real Software SA                                                                      10,280                9,164
            Recticel SA                                                                           22,870              263,415
            Resilux NV                                                                             1,754              114,145
            Rosier SA                                                                                655              103,340
            Roularta Media Groep                                                                   9,837              650,933
        *   Sait Radioholland                                                                      7,313               47,917
            Sapec SA                                                                               3,635              305,625
        *   Sapec SA VVPR                                                                             75                  409
            Sioen Industries                                                                      21,502              273,718

        *   SIPEF (Societe Internationale de Plantations & de Finance), Anvers                     1,545              260,820
        *   Solvus SA                                                                             38,344              712,455
        *   Solvus SA Interim Strip VVPR                                                          18,176                  242
            Spector Photo Group SA                                                                 5,408               52,785
        *   Systemat SA                                                                            6,330               49,306
            Telindus Group SA                                                                     39,392              403,833
            Ter Beke NV                                                                            2,281              183,399

            Tessenderlo Chemie                                                                    28,984            1,207,984
            UNIBRA                                                                                 1,600              155,732
            Union Miniere SA                                                                       9,586              867,986
            Van de Velde NV                                                                        2,683              413,286
            VPK Packaging Group SA                                                                 7,185              234,423
            Warehouses de Pauw Sicafi                                                              6,608              298,116
   TOTAL COMMON STOCKS
     (Cost $16,342,460)                                                                                            28,040,492
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Belge des Betons Contingent Rights                                                     8,500                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $16,342,460)                                                                                            28,040,492
                                                                                                           ------------------

   AUSTRIA -- (3.1%)
   COMMON STOCKS -- (3.1%)
            Andritz AG                                                                            13,609              955,807
        *   Austria Email AG                                                                         715                3,554

        *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                    42,784              561,704
            Bank Fuer Kaernten und Steiermark AG                                                     520               64,618
      * #   Betandwin.com Interactive Entertainment AG                                            12,749              356,931
            Bohler Uddeholm AG                                                                    11,195            1,326,871
            BWT AG                                                                                21,819              755,555
        *   Ca Immobilien Invest AG                                                               34,838              926,602
            Constantia-Verpackungen AG                                                            19,123              503,472
        *   Demeter Vermoegensverwaltung                                                          15,000                    0
            Flughafen Wien AG                                                                     25,698            1,845,515
        *   Immofinanz Immobilien Anlagen AG                                                     165,130            1,521,265
            Lenzing AG                                                                             3,948              902,834
            Manner (Josef) & Co. AG                                                                  870               42,146
            Mayr-Melnhof Karton AG                                                                11,760            1,881,113
            Oberbank AG                                                                            5,384              562,737
            Palfinger AG                                                                          10,383              502,625
        *   RHI AG, Wien                                                                          19,649              527,737
            Rosenbauer International AG                                                            1,530              109,226
        *   Sparkassen Immobilien AG                                                              29,760              319,732
            Ubm Realitaetenentwicklung AG                                                          1,440               52,105
            Uniqa Versicherungen AG                                                              128,555            1,770,339
      * #   VA Technologie AG                                                                     17,392            1,356,003
            Voestalpine AG                                                                        30,095            2,152,803
            Wienerberger AG                                                                       63,642            2,831,163
        *   Wolford AG                                                                             4,900              116,524
   TOTAL COMMON STOCKS
     (Cost $12,188,779)                                                                                            21,948,981
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Jenbacher AG Rights 03/31/08                                                           7,860                    0

        *   Sparkassen Immobilien AG Profit Share Certificate Rights 10/28/04                     29,760                  395

        *   Sparkassen Immobilien AG Rights 10/28/04                                              29,760                  395
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            790
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $12,188,779)                                                                                            21,949,771
                                                                                                           ------------------

   IRELAND -- (2.5%)
   COMMON STOCKS -- (2.5%)
            Abbey P.L.C.                                                                          25,557              271,655
        *   Arcon International Resources P.L.C.                                                  14,375                7,072
        *   Ardagh P.L.C.                                                                         14,262               35,185
            DCC P.L.C.                                                                            91,965            1,926,902
        *   Dragon Oil P.L.C.                                                                    159,204              164,813
            FBD Holdings P.L.C.                                                                   10,822              267,522
            Fyffes P.L.C.                                                                        380,502            1,052,182
            Glanbia P.L.C.                                                                       321,765            1,156,208
            Grafton Group P.L.C.                                                                 253,939            2,575,097
            Greencore Group P.L.C.                                                               218,422              841,849
            Heiton Holdings P.L.C.                                                                51,677              484,201
        *   Horizon Technology Group P.L.C.                                                       19,455               28,530
            IAWS Group P.L.C.                                                                    105,879            1,554,576
            IFG Group P.L.C.                                                                      52,309               54,894
            Independent News & Media P.L.C.                                                      645,069            1,912,359
        *   Iona Technologies P.L.C.                                                              21,281              111,158
            Irish Intercontental Group P.L.C.                                                     18,872              280,648
        *   IWP International P.L.C.                                                              39,611                9,476
            Jurys Hotel Group P.L.C.                                                              69,061            1,073,157
            Kingspan Group P.L.C.                                                                183,188            1,638,520
            McInerney Holdings P.L.C.                                                             33,991              273,312
            Paddy Power P.L.C.                                                                    49,663              715,367
            Readymix P.L.C.                                                                      109,762              262,582
            United Drug P.L.C.                                                                   190,860              870,122
        *   Waterford Wedgwood P.L.C.                                                          1,026,650              107,853
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $9,337,566)                                                                                             17,675,240
                                                                                                           ------------------

   PORTUGAL -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                          194,100              281,248
            Efacec Capital SGPS SA                                                                60,600              188,237
        *   Gescartao SGPS SA                                                                      3,064               43,095
            Ibersol SGPS SA                                                                       14,462               89,384
        *   Impresa Sociedade Gestora de Participacoes Socias SA                                 190,166            1,307,460
        *   Investimentos Participacoes e Gestao SA Inapa                                         43,702              159,387
            Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
        *   Administracao e Participacoes Financeiros SA)                                        170,757            2,172,482
            Mota-Engil SGPS SA                                                                   250,900              609,574
        *   Novabase SGPS                                                                         56,005              451,259

        *   ParaRede-SGPS SA                                                                      44,939               22,157
            Portucel-Empresa Produtora de Pasta de Papel SA                                      466,977              951,402
            Sag Gest - Solucoes Automovel Globais SGPS SA                                        235,500              398,057
            Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA                54,900              275,754
        *   Sociedad Construcoes Soares da Costa SA                                               19,200               48,750
            Sociedade de Investimento e Gestao SGPS SA                                           160,396              885,790
            Sonae SGPS SA                                                                      1,079,900            1,421,066
        *   Sonaecom SGPS SA                                                                     321,175            1,509,706
            Teixeira Duarte Engenharia e Construcoes SA                                          609,000              898,593
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $6,643,075)                                                                                             11,713,401
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Epicor Software Corp.                                                                  2,171               34,237
        *   InFocus Corp.                                                                         10,455               70,048
                                                                                                           ------------------
   TOTAL -- UNITED STATES
     (Cost $214,919)                                                                                                 104,285
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.0%)
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Euro Currency                                                                                              67,307
                                                                                                           ------------------
   (Cost $64,998)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
   TEMPORARY CASH INVESTMENTS -- (8.9%)
            Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
              (Collateralized by $60,319,792 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $60,194,931) to be repurchased at $60,198,191 (Cost
              $60,194,930) ^                                                                      60,195           60,194,930
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $3,177,000 FNMA Notes 2.95%, 11/14/07, valued at
              $3,181,457) to be repurchased at $3,137,164 (Cost $3,137,000)                        3,137            3,137,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $63,331,930)                                                                                            63,331,930
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $454,300,691)                                                                                     $      713,040,922
                                                                                                           ------------------

----------
+    See Note B to Financial Statements.

*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   SOUTH AFRICA -- (11.1%)
   COMMON STOCKS -- (11.1%)
            ABSA Group, Ltd.                                                                     480,421   $        5,831,955
            African Oxygen, Ltd.                                                                 293,197            1,162,348
            Amalgamated Beverage Industries, Ltd.                                                 97,702            1,536,131
            Anglo American Platinum Corp., Ltd.                                                  210,559            7,712,550
            Anglo American PLC                                                                   667,281           15,937,778
            Anglogold, Ltd.                                                                      222,894            8,928,836
        *   Anglovaal Mining, Ltd.                                                                93,775              476,090
            AVI, Ltd.                                                                            178,834              740,400
            Barloworld, Ltd.                                                                     117,583            1,991,299
            Bidvest Group, Ltd.                                                                  197,103            2,565,102
        *   Dimension Data Holdings PLC                                                          246,926              161,145
        *   Discovery Holdings, Ltd.                                                             299,059              959,173
            Edgars Consolidated Stores, Ltd.                                                      39,111            1,921,164
            Firstrand, Ltd.                                                                    4,491,809           10,130,981
            Gold Fields, Ltd.                                                                    306,889            4,240,209
            Harmony Gold Mining Co., Ltd.                                                        200,055            2,072,705
            Impala Platinum Holdings, Ltd.                                                        35,459            3,030,461
            Imperial Holdings, Ltd.                                                              122,567            2,157,872
            Investec, Ltd.                                                                        23,111              658,184
            Iscor, Ltd.                                                                          379,417            4,257,576
            JD Group, Ltd.                                                                        87,800              981,918
            Kumba Resources, Ltd.                                                                 15,092              123,420
            Liberty Group, Ltd.                                                                  216,712            2,383,738
        *   Massmart Holdings, Ltd.                                                              105,794              934,346
            MTN Group, Ltd.                                                                    1,045,719            7,304,273
            Nampak, Ltd.                                                                         354,006              914,649
            Naspers, Ltd. Series N                                                               166,481            1,867,251
            Nedcor, Ltd.                                                                         333,048            4,336,670
        *   Network Healthcare Holdings, Ltd.                                                  1,152,562            1,032,173
            Old Mutual PLC                                                                     1,956,729            4,841,598
            Pick'n Pay Stores, Ltd.                                                              440,827            1,787,023
            Pretoria Portland Cement Co., Ltd.                                                    49,951            2,069,569
            Sanlam, Ltd.                                                                       1,467,709            3,065,902
            Sappi, Ltd.                                                                          131,990            1,762,411
            Standard Bank Group, Ltd.                                                            634,566            6,608,059
            Steinhoff International Holdings, Ltd.                                               745,364            1,530,546
            Telkom SA, Ltd.                                                                      500,646            8,563,415
            Tiger Brands, Ltd.                                                                    85,239            1,469,237
        *   Woolworths Holdings, Ltd.                                                            523,255              952,986
                                                                                                           ------------------

   TOTAL -- SOUTH AFRICA
     (Cost $96,979,478)                                                                                           129,001,143
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (11.1%)

   PREFERRED STOCKS -- (9.7%)
            Ambev Cia de Bebidas das Americas                                                 12,453,835            3,218,767
            Aracruz Celulose SA Series B                                                         711,999            2,654,290
            Banci Itau Holding Financeira SA                                                      75,900            9,877,883
            Banco Bradesco SA                                                                    120,418            7,880,296
            Brasil Telecom Participacoes SA                                                  230,843,872            1,714,355
            Brasil Telecom SA                                                                626,730,875            3,050,705
            Brasileira de Distribuicao Pao de Acucar                                          58,650,000            1,438,219
        *   Braskem SA                                                                        81,400,000            3,543,294
            Cemig Cia Ene                                                                     96,800,000            2,242,059
        *   Companhia Siderurgica Paulista                                                        65,000               27,721
            Compania Paranaense de Energia Series B                                          100,000,000              460,294
            Embraer Empresa Brasileira de Aeronautica                                            717,421            5,037,772
            Embratel Participacoes SA                                                        143,582,922              335,731
        *   Empresa Nasional de Comercio Redito e Participacoes SA                               480,000                1,500
            Gerdau SA                                                                            302,604            5,446,872
            Investimentos Itau SA                                                              3,300,893            5,157,645
            Klabin SA                                                                            682,875            1,205,073
        *   Lojas Renner SA                                                                      800,000                9,559
            Metalurgica Gerdau SA                                                                 65,900            1,550,830
            Siderurgica Belgo-Mineira                                                          9,240,000            4,738,897
            Siderurgica de Tubarao Sid Tubarao                                                58,620,000            3,060,309
            Siderurgica Paulista Casipa Series B                                                     325                5,741
            Suzano Bahia Sul Papel e Celullose SA                                                143,545              646,480
            Tele Centro Oeste Celular Participacoes SA                                       230,447,518              773,524
            Tele Norte Leste Participacoes SA                                                    180,034            2,763,390
            Telemar Norte Leste SA                                                               225,100            5,260,057
        *   Telesp Celular Participacoes                                                   1,404,441,089            3,691,821
            Telesp Participacoes SA                                                          577,200,000           10,313,206
            Telesudeste Celular Participacoes SA                                              81,000,000              181,654
            Unibanco-Uniao de Bancos Brasileiros SA                                               20,000               48,456
            Unibanco-Uniao de Bancos Brasileiros SA                                              513,130            2,839,194
            Usinas Siderurgicas de Minas Gerais SA                                               178,839            3,612,942
            Vale do Rio Doce Series A                                                            819,580           16,873,706
            Vale do Rio Doce Series B                                                             81,160                    0
            Votorantim Celulose e Papel SA                                                    14,267,325            1,075,347
            Weg SA                                                                               489,800            1,269,518
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $67,635,358)                                                                                           112,007,107
                                                                                                           ------------------

   COMMON STOCKS -- (1.4%)
            Ambev Cia de Bebidas das Americas                                                  5,420,000            2,704,022
            Brasil Telecom Participacoes SA                                                   59,520,574              566,758
            Companhia Siderurgica Nacional                                                       241,404            4,597,326
            Cpfl Geracao Energia SA                                                            3,140,000                8,081
        *   Embratel Participacoes                                                            57,550,000              327,316
            Petroquimica do Sul Copesul                                                        5,276,000              620,706
            Souza Cruz Industria e Comercio                                                      461,300            5,884,967
            Tele Centro Oeste Celular Participacoes SA                                        59,246,130              271,182
        *   Tele Norte Celular Participacoes                                                  57,624,254               13,982
            Tele Norte Leste Participacoes SA                                                     59,254              925,844

        *   Tele Sudeste Celular Participacoes SA                                              3,072,951                5,649
            Tractebel Energia SA                                                              96,601,189              332,500
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $9,281,143)                                                                                             16,258,333
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telesp Celular Participacoes SA Preferred Rights 12/17/04                        479,859,123              372,244
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BRAZIL
     (Cost $76,916,501)                                                                                           128,637,684
                                                                                                           ------------------

   SOUTH KOREA -- (10.9%)
   COMMON STOCKS -- (10.9%)
            Amorepacific Corp.                                                                     4,120              797,087
            CJ Corp.                                                                               8,690              575,263
            Daegu Bank Co., Ltd.                                                                  40,830              283,494
            Daelim Industrial Co., Ltd.                                                           14,090              647,094
            Daewoo Engineering & Construction Co., Ltd.                                          208,740            1,103,748
        *   Daewoo Heavy Industries & Machinery, Ltd.                                             91,180              775,652
        *   Daewoo Securities Co., Ltd.                                                           56,445              184,861
            Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                   108,840            1,604,210
            Daishin Securities Co., Ltd.                                                           5,340               65,473
            Dongkuk Steel Mill Co., Ltd.                                                          14,670              269,181
            Doosan Heavy Industries & Construction Co., Ltd.                                      18,360              236,420
        *   GS Holdings Corp.                                                                     42,945              923,614
            Halla Climate Control Corp.                                                           41,670              390,891
            Hanjin Shipping Co., Ltd.                                                             31,470              723,077
            Hankook Tire Manufacturing Co., Ltd.                                                  61,950              624,777
            Hanwha Chemical Corp.                                                                 32,000              311,500
            Hite Brewery Co., Ltd.                                                                10,890              880,635
            Hyundai Development Co.                                                               27,930              456,227
            Hyundai Heavy Industries Co., Ltd.                                                    36,910            1,054,469
        *   Hyundai Merchant Marine Co., Ltd.                                                     58,140              888,967
            Hyundai Mobis                                                                         39,820            2,362,812
            Hyundai Motor Co., Ltd.                                                               95,919            4,707,393
        *   Hyundai Securities Co., Ltd.                                                          61,090              244,731
            INI Steel Co., Ltd.                                                                   38,220              500,986
        *   Kangwon Land, Inc.                                                                   122,360            1,618,769
            Kia Motors Corp.                                                                     217,640            2,068,476
        *   Kookmin Bank                                                                         139,085            5,251,839
            Korea Electric Power Corp.                                                           401,210            9,981,231
        *   Korea Exchange Bank                                                                  412,800            3,102,899
            Korea Gas                                                                             56,390            1,850,052
        *   Korean Air Co., Ltd.                                                                  35,500              621,519
            KT Corp.                                                                             162,170            6,523,746
            KT&G Corp.                                                                            94,990            3,022,222
            Kumgang Korea Chemical Co., Ltd.                                                       5,120              587,700
        *   LG Card Co., Ltd.                                                                    169,320            2,415,167
            LG Chemical Investment, Ltd.                                                         107,005            1,634,257
            LG Chemical, Ltd.                                                                     28,206            1,166,244
            LG Electronics, Inc.                                                                  66,080            3,965,827

            LG Engineering & Construction Corp.                                                   18,870              489,113
        *   LG Investment & Securities Co., Ltd.                                                  40,060              289,723
            LG Petrochemical Co., Ltd.                                                            18,420              459,439
            Lotte Chilsung Beverage Co., Ltd.                                                        400              310,091
        *   NCsoft Corp.                                                                           8,770              793,028
            Nong Shim Co., Ltd.                                                                    2,550              544,395
            POSCO                                                                                 35,010            6,539,733
            Pusan Bank                                                                            50,610              391,019
            S1 Corp.                                                                              17,658              571,414
            Samsung Corp.                                                                         48,410              702,892
        *   Samsung Electro-Mechanics Co., Ltd.                                                   32,707              847,291
            Samsung Electronics Co., Ltd.                                                         51,538           21,236,622
            Samsung Fire and Marine Insurance, Ltd.                                               21,719            1,623,959
            Samsung Heavy Industries Co., Ltd.                                                    85,610              481,057
            Samsung SDI Co., Ltd.                                                                 20,352            2,076,781
            Samsung Securities Co., Ltd.                                                          22,530              424,746
        *   Samsung Techwin Co., Ltd.                                                             28,000              203,431
        *   Seoul Bank                                                                            90,420            2,396,319
            Shinhan Financial Group Co., Ltd.                                                    151,242            3,162,538
            Shinsegae Co., Ltd.                                                                    6,450            1,815,351
            SK Corp., Ltd.                                                                        56,884            3,577,878
            SK Telecom Co., Ltd.                                                                  45,435            8,519,611
            S-Oil Corp.                                                                           75,660            4,748,066
        *   Ssangyong Motor Co.                                                                   45,930              281,478
                                                                                                           ------------------

   TOTAL -- SOUTH KOREA
     (Cost $74,443,776)                                                                                           126,908,485
                                                                                                           ------------------

   MEXICO -- (10.4%)
   COMMON STOCKS -- (10.4%)
            Alfa S.A. de C.V. Series A                                                           614,990            3,045,712
            America Movil S.A. de C.V. Series L                                                7,988,600           18,614,628
        *   America Telecom S.A. de C.V. Series A                                              4,184,776           10,399,737
        *   Carso Global Telecom S.A. de C.V. Telecom Series A1                                3,141,271            4,980,482
            Cementos de Mexico S.A. de C.V. Series B                                           1,327,717            8,562,292
            Coca-Cola Femsa S.A. de C.V. Series L                                              1,310,600            2,861,274
        *   Consorcio Ara S.A.                                                                   157,500              463,658
            Controladora Comercial Mexicana S.A. de C.V. Series B                                633,700              710,085

        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                       75,000              203,086
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,107                  148
            Corporativo Fragua S.A. de C.V. Series B                                                  21                   75
        *   Desc S.A. de C.V. Series B                                                           619,841              167,842
            El Puerto de Liverpool S.A. Series C1                                                339,500              538,277
            Embotelladora Arca SA de CV , Mexico                                                 466,500              868,448
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                      623,700              222,775
            Empresas la Moderna S.A. de C.V. Series A                                            120,000               12,613
            Fomento Economico Mexicano Series B & D                                              554,000            2,640,527
            Gruma S.A. de C.V. Series B                                                           90,406              189,078
            Grupo Carso S.A. de C.V. Series A-1                                                  981,109            4,797,727
            Grupo Continental S.A.                                                               358,600              587,725
            Grupo Elektra S.A. de C.V.                                                           127,000            1,195,707

            Grupo Financiero del Norte S.A. Series C                                             549,084            3,081,238
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  22,746                6,078
            Grupo Financiero Inbursa S.A. de C.V. Series O                                     2,822,959            5,277,922
        *   Grupo Gigante S.A. de C.V. Series B                                                  117,282               81,484
            Grupo Industrial Bimbo S.A. de C.V. Series A                                       1,377,300            3,313,592
            Grupo Industrial Maseca S.A. de C.V. Series B                                        229,000              110,148
            Grupo Modelo S.A. de C.V. Series C                                                 2,090,400            5,479,811
        *   Grupo Nutrisa S.A. de C.V.                                                               129                   46
        *   Grupo Qumma S.A. de C.V. Series B                                                      1,591                   25
            Grupo Televisa S.A. (Certificate Representing Series A, Series D &
              Series L)                                                                        1,623,900            5,043,792
        *   Grupo Tribasa S.A. de C.V.                                                             2,120                    0
        *   Hylsamex S.A. de C.V. Series B                                                       153,914              449,674
            Industrias Penoles S.A. de C.V.                                                      247,800            1,291,229
            Kimberly Clark de Mexico S.A. de C.V. Series A                                       749,800            2,504,509
        *   Nueva Grupo Mexico S.A. de C.V. Series B                                             776,727            3,753,307
            Organizacion Soriana S.A. de C.V. Series B                                           654,600            2,250,657
            Telefonos de Mexico S.A. Series A                                                    100,000              175,117
            Telefonos de Mexico S.A. Series L                                                  6,971,000           12,170,183
            TV Azteca S.A. de C.V. Series A                                                    1,832,100            1,236,985
        *   US Commercial Corp. S.A. de C.V.                                                     223,000               94,152
            Vitro S.A.                                                                           121,600              112,645
            Wal-Mart de Mexico S.A. de C.V. Series V                                           3,999,535           13,715,643
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $81,116,490)                                                                                           121,210,133
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                               15,482
                                                                                                           ------------------
   (Cost $15,009)
   TOTAL -- MEXICO
     (Cost $81,131,499)                                                                                           121,225,615
                                                                                                           ------------------

   TAIWAN -- (10.3%)
   COMMON STOCKS -- (10.3%)
        *   Accton Technology Corp.                                                               99,296               40,032
            Acer, Inc.                                                                           859,883            1,309,553
        *   Advanced Semiconductor Engineering, Inc.                                           1,794,396            1,322,715
            Advantech Co., Ltd.                                                                   96,254              220,265
            Amtran Technology Co., Ltd.                                                           72,887               29,375
        *   Arima Computer Corp.                                                                 178,800               52,182
            Asia Cement Corp.                                                                    830,750              544,459
        *   Askey Computer Co., Ltd.                                                              63,811               32,892
            Asustek Computer, Inc.                                                             1,152,062            2,651,836
            Au Optronics Corp.                                                                 2,194,487            2,863,460
            Benq Corp.                                                                           998,160            1,031,790
            Catcher Co., Ltd.                                                                     45,600              135,022
            Cathay Financial Holdings Co., Ltd.                                                3,854,529            7,391,350
            Cathay Real Estate Development Co., Ltd.                                             447,213              241,726
        *   Chang Hwa Commercial Bank                                                          2,102,796            1,306,008
            Cheng Shin Rubber Industry Co., Ltd.                                                 404,437              501,228
            Cheng Uei Precision Industry Co., Ltd.                                                43,136               82,400

            Chi Mei Optoelectronic Corp.                                                       2,006,177            2,494,148
            Chicony Electronics Co., Ltd.                                                         96,288               87,819
            China Airlines                                                                       829,157              474,329
        *   China Development Financial Holdong Co., Inc.                                      5,111,000            2,478,819
            China Motor Co., Ltd.                                                                621,628              685,984
            China Steel Corp.                                                                  4,855,753            5,338,583
            Chinatrust Financial Holdings Co., Ltd.                                            2,427,473            2,767,333
        *   Chungwa Picture Tubes Co., Ltd.                                                    2,978,298            1,242,047
            CMC Magnetics Corp.                                                                1,356,400              634,620
            Compal Electronics                                                                 1,452,372            1,386,643
        *   Compeq Manufacturing Co., Ltd.                                                       131,300               46,564
        *   Cosmos Bank Taiwan                                                                   478,000              221,618
            CTB Financial Holding Co., Ltd.                                                    5,160,535            3,353,865
            Delta Electronics Industrial Co., Ltd.                                               733,228            1,136,120
            D-Link Corp.                                                                         145,122              155,967
            E.Sun Financial Holding Co., Ltd.                                                  1,220,744              898,850
            Elitegroup Computer Systems Co., Ltd.                                                105,787               50,594
            Eternal Chemical Co., Ltd.                                                            93,000               56,969
        *   Eva Airways Corp.                                                                    858,289              376,760
            Evergreen Marine Corp., Ltd.                                                       1,061,382              997,451
            Far East Textile, Ltd.                                                             1,983,668            1,536,800
            Far Eastern International Bank                                                       492,000              293,482
        *   First Financial Holding Co., Ltd.                                                  2,581,000            2,124,813
            Formosa Chemicals & Fiber Co., Ltd.                                                2,651,090            4,927,373
            Formosa Plastics Corp.                                                             2,483,210            3,957,059
            Formosa Taffeta Co., Ltd.                                                            436,767              201,213
            Fu Sheng Industria                                                                   203,035              307,983
            Fubon Financi                                                                      4,386,052            4,386,396
            Fuh-Hwa Financial Holding Co., Ltd.                                                  905,976              445,432
            Giga-Byte Technology Co., Ltd.                                                       167,160              199,594
            High Tech Computer Corp.                                                              81,600              327,555
            Hon Hai Precision Industry Co., Ltd.                                                 655,306            2,629,547
            Hotai Motor Co., Ltd.                                                                171,000              341,513
        *   Hsinchu International Bank                                                           382,800              242,486
            Hua Nan Financial Holding Co., Ltd.                                                2,583,320            2,125,601
            International Bank of Taipei                                                         822,928              572,219
            Inventec Corp.                                                                       674,888              311,311
            King Yuan Electronics Co., Ltd.                                                      136,182               88,103
            Kinpo Electronics, Inc.                                                              204,336               87,099
            Largan Precision Co., Ltd.                                                            27,500              160,393
            Lite-On Technology Corp.                                                             998,010            1,006,724
        *   Macronix International Co., Ltd.                                                   1,547,500              336,008
            Media Tek, Inc.                                                                      337,730            2,154,659
            Micro-Star International Co., Ltd.                                                   198,770              119,342
            Mitac International Corp.                                                            166,000               76,797
        *   Mosel Vitelic Inc. Co., Ltd.                                                         300,826               20,917
            Nan Ya Plastic Corp.                                                               3,229,625            4,632,041
        *   Nanya Technology Co., Ltd.                                                         1,789,989            1,277,944
            Nien Hsing Textile Co., Ltd.                                                          95,000               91,405
            Nien Made Enterprise Co., Ltd.                                                        57,876               84,852
            Optimax Technology Corp.                                                              84,915              189,064
            Oriental Union Chemical Corp.                                                        122,958              128,996
        *   Pacific Electric Wire & Cable Corp.                                                  233,200                3,763
            Pihsiang Machinery Mfg. Co., Ltd.                                                     33,742               67,867

            Pou Chen Corp.                                                                       731,859              615,551
            Premier Image Technology Corp.                                                       145,740              112,133
            President Chain Store Corp.                                                          400,260              594,216
        *   Q-Run Technology Co., Ltd.                                                            66,200              129,881
            Quanta Computer, Inc.                                                              1,579,308            2,560,962
        *   Quanta Display, Inc.                                                               1,577,000              839,814
            Realtek Semiconductor Corp.                                                          194,001              203,380
            Ritek Corp.                                                                          580,204              207,596
            Shin Kong Fin                                                                      1,252,056            1,108,284
        *   Silicon Integrated Systems Corp.                                                     365,431              129,352
            Siliconware Precision Industries Co., Ltd.                                           824,200              635,297
            SinoPac Holdings Co., Ltd.                                                         1,647,096              912,598
            Sunplus Technology Co., Ltd.                                                         316,145              438,580
            Synnex Tech International Corp.                                                      326,680              479,780
            Systex Corp., Ltd.                                                                   167,687               55,815
            Taishin Financial Holdings Co., Ltd.                                               1,998,135            1,804,337
        *   Taiwan Business Bank                                                                 863,120              316,003
            Taiwan Cement Corp.                                                                1,023,731              614,413
            Taiwan Glass Ind. Corp.                                                              420,079              383,730
            Taiwan Life Insurance Co., Ltd                                                       101,200              165,934
            Taiwan Semiconductor Manufacturing Co., Ltd.                                      10,081,936           14,594,208
            Taiwan Styrene Monomer Corp.                                                          84,700               62,443
        *   Tatung Co., Ltd.                                                                   1,568,000              581,422
            Teco Electric & Machinery Co., Ltd.                                                  501,000              152,420
        *   The Farmers Bank of China                                                            432,375              145,528
            Tong Yang Industry Co., Ltd.                                                          78,492              118,093
            Transcend Information, Inc.                                                           35,187               68,304
            U-Ming Marine Transport Corp.                                                        253,050              414,012
            Uni-President Enterprises Corp.                                                    1,495,020              734,616
        *   United Microelectronics Corp.                                                      7,413,611            4,564,112
        *   Via Technologies, Inc.                                                               342,245              184,427
        *   Walsin Lihwa Corp.                                                                 1,338,000              702,081
            Wan Hai Lines Co., Ltd.                                                              615,934              609,496
            Waterland Financial Holdings                                                         572,000              222,764
        *   Winbond Electronics Corp.                                                          1,682,000              642,258
            Wintek Corp.                                                                          53,000               48,479
            Ya Hsin Industrial Co., Ltd.                                                         223,683              205,301
        *   Yageo Corp.                                                                          608,440              206,371
            Yang Ming Marine Transport Corp.                                                   1,007,894              903,452
            Yieh Phui Enterprise Co., Ltd.                                                       248,300              174,804
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          383,022              186,985
            Yulon Motor Co., Ltd.                                                                584,753              640,584
            Zyxel Communication Corp.                                                             97,980              222,570
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $108,748,015)                                                                                          118,790,113
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                             176,469
                                                                                                           ------------------
   (Cost $171,829)
   TOTAL -- TAIWAN
     (Cost $108,919,844)                                                                                          118,966,582
                                                                                                           ------------------

   MALAYSIA -- (6.8%)
   COMMON STOCKS -- (6.8%)
            AMFB Holdings Berhad                                                                 394,500              664,275
            AMMB Holdings Berhad                                                               1,347,731            1,212,131
        *   Aokam Perdana Berhad                                                                      16                    5
            Berjaya Sports Toto Berhad                                                           746,800              813,061
            British American Tobacco Berhad                                                      231,400            2,693,641
            CIMB Berhad                                                                          199,700              270,285
            Commerce Asset Holding Berhad                                                      1,951,700            2,495,011
        *   Digi.Com Berhad                                                                      597,062              855,339
            Diversified Resources Berhad                                                         581,000              345,412
            Gamuda Berhad                                                                        510,000              710,749
            Genting Berhad                                                                       537,600            2,614,303
            Golden Hope Plantations Berhad                                                       900,300              966,185
            Highlands and Lowlands Berhad                                                        107,500              101,214
            Hong Leong Bank Berhad                                                             1,262,750            1,860,318
            Hong Leong Credit Berhad                                                           1,012,629            1,234,592
            Hong Leong Properties Berhad                                                         175,328               28,103
            IJM Corp. Berhad                                                                     196,400              241,822
            IOI Corp. Berhad                                                                     771,100            1,927,508
            IOI Oleochemical Industries Berhad                                                    22,041               55,084
            IOI Properties Berhad                                                                151,300              308,318
            Kuala Lumpur Kepong Berhad                                                           590,800            1,070,785
            Magnum Corp. Berhad                                                                1,115,300              741,706
            Malakoff Berhad                                                                      616,400            1,127,951
            Malayan Banking Berhad                                                             2,723,700            8,591,737
            Malayan Cement Berhad                                                              2,153,100              438,583
            Malaysia Mining Corp. Berhad                                                         828,700              466,613
            Malaysian Airlines System Berhad                                                   1,090,600            1,289,482
            Malaysian International Shipping Corp. (Foreign)                                   1,192,566            4,606,183
            Malaysian Pacific Industries                                                         163,000              637,753
            Malaysian Plantations Berhad                                                         520,800              323,121
            Maxis Communications Berhad                                                        1,015,300            2,468,833
        *   MBF Holdings Berhad                                                                    7,050                  417
            Mentakab Rubber Co. (Malaya) Berhad                                                    1,100                  791
            Nestle (Malaysia) Berhad                                                             176,200            1,125,758
            Oriental Holdings Berhad                                                             215,300              252,572
            Oyl Industries Berhad                                                                100,100            1,047,114
            Petronas Dagangan Berhad                                                             386,700              752,855
            Petronas Gas Berhad                                                                1,736,600            3,336,742
            Plus Expressways Berhad                                                            1,766,700            1,291,475
            PPB Group Berhad                                                                     441,200              765,911
            Proton Holdings Berhad                                                               389,000              931,553
            Public Bank Berhad                                                                 1,550,201            3,237,647
            Resorts World Berhad                                                                 881,600            2,235,988
            RHB Capital Berhad                                                                 1,431,500              903,212
            Shell Refining Co. Federation of Malaysia Berhad                                     104,700              245,207
        *   Silverstone Corp. Berhad                                                              11,587                1,157
            Sime Darby Berhad (Malaysia)                                                       1,776,400            2,825,512
            Southern Bank Berhad                                                                  48,440               40,497
            Southern Bank Berhad (Foreign)                                                     1,062,937              905,505
            SP Setia Berhad                                                                      257,300              272,110
            Star Publications (Malaysia) Berhad                                                  160,600              287,188

            Telekom Malaysia Berhad                                                            2,421,800            7,640,956
            Tenaga Nasional Berhad                                                             2,504,900            7,445,967
        *   Time Dotcom Berhad                                                                 1,550,000              282,832
            UMW Holdings Berhad                                                                  340,833              484,348
            YTL Corp. Berhad                                                                   1,164,762            1,562,742
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $67,790,034)                                                                                            79,036,159
                                                                                                           ------------------

   TURKEY -- (6.6%)
   COMMON STOCKS -- (6.6%)
            Akbank T.A.S.                                                                  2,264,998,827           10,743,503
            Anadolu Efes Biracilik ve Malt Sanayi A.S.                                       182,246,814            2,972,428
        *   Arcelik A.S.                                                                   1,549,702,646            8,335,271
        *   Dogan Sirketler Grubu Holdings A.S.                                              722,062,463            1,251,785
        *   Dogan Yayin Holding A.S.                                                         282,794,524            1,087,249
            Enka Insaat Ve Sanayi A.S.                                                       164,940,663            4,251,126
            Eregli Demir ve Celik Fabrikalari Turk A.S.                                    1,595,341,000            6,625,048
            Ford Otomotiv Sanayi A.S.                                                        722,990,000            5,056,080
            Hurriyet Gazetecilik ve Matbaacilik A.S.                                         629,278,201            1,220,341
            Koc Holding A.S.                                                               1,058,111,057            5,807,329
            Migros Turk A.S.                                                                 450,270,375            2,909,670
        *   Tat Konserve Sanayii A.S.                                                                 36                    0
        *   Tofas Turk Otomobil Fabrikasi A.S.                                             1,489,092,271            2,815,677
            Trakya Cam Sanayii A.S.                                                          187,301,438              486,271
            Tupras-Turkiye Petrol Rafineleri A.S.                                            289,886,950            2,941,055
            Turk Sise ve Cam Fabrikalari A.S.                                                639,484,793            1,501,583
        *   Turkiye Garanti Bankasi A.S.                                                   2,261,914,936            5,531,855
            Turkiye Is Bankasi A.S. Series C                                               2,002,976,408            9,438,028
        *   Vestel Elektronik Sanayi Ticaret A.S.                                            240,241,000              839,715
        *   Yapi ve Kredi Bankasi A.S.                                                       904,146,481            3,291,995
                                                                                                           ------------------

   TOTAL -- TURKEY
     (Cost $29,310,927)                                                                                            77,106,009
                                                                                                           ------------------

   INDONESIA -- (6.6%)
   COMMON STOCKS -- (6.6%)
            PT Astra Agro Lestari Tbk                                                          2,153,000              786,870
            PT Astra International Tbk                                                         8,470,461            8,436,117
            PT Bank Central Asia Tbk                                                           1,980,000              603,442
            PT Bank Danamon Indonesia Tbk                                                      1,762,000              859,340
            PT Bimantara Citra Tbk                                                             2,285,400              488,624
            PT Gudang Garam Tbk                                                                4,695,500            6,937,933
            PT Hanjaya Mandala Sampoerna Tbk                                                  13,377,500            9,996,413
        *   PT Indocement Tunggal Prakarsa Tbk                                                 7,362,000            2,361,360
            PT Indofood Sukses Makmur Tbk                                                     18,886,400            1,565,921
            PT Indonesian Satellite Corp.Tbk                                                  14,967,500            9,527,867
            PT International Nickel Indonesia Tbk                                                580,000              759,688
            PT Kalbe Farma Tbk                                                                 2,500,000              172,731
        *   PT Lippo Karawaci Tbk                                                                177,822               35,472

        *   PT Makindo Tbk                                                                     2,236,500              229,862
            PT Medco Energi International Tbk                                                  9,754,000            2,243,129
        *   PT Panasia Indosyntec Tbk                                                             75,100                4,068
            PT Ramayana Lestari Sentosa Tbk (Foreign)                                         20,020,000            1,883,053
            PT Sari Husada Tbk                                                                   137,930               28,673
            PT Semen Gresik Tbk                                                                1,739,502            2,476,777
            PT Telekomunikasi Indonesia (Persero) Tbk                                         37,153,640           20,558,242
            PT Tempo Scan Pacific                                                                646,000              630,805
            PT Unilever Tbk                                                                   16,022,000            5,904,355
                                                                                                           ------------------

   TOTAL -- INDONESIA
     (Cost $47,079,243)                                                                                            76,490,742
                                                                                                           ------------------

   ISRAEL -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Africa-Israel Investments, Ltd.                                                      108,700            2,944,374
            Agis Industries (1983), Ltd.                                                          71,436            2,044,653
            Bank Hapoalim, Ltd.                                                                2,309,640            6,733,271
            Bank Leumi Le-Israel                                                               2,802,069            6,579,850
        *   Bezeq Israeli Telecommunication Corp., Ltd.                                        4,049,014            4,112,694
            Blue Square Israel, Ltd.                                                              16,186              153,468
            CLAL Industries, Ltd.                                                                289,038            1,287,043
            CLAL Insurance, Ltd.                                                                 114,684            2,147,572
            Delek Group, Ltd.                                                                      4,584              387,132
            Discount Investment Corp                                                              66,100            1,562,028
            Elbit Systems, Ltd.                                                                   98,319            2,193,673
        *   Elron Electronic Industries, Ltd.                                                          0                    5
        *   First International Bank of Israel                                                    48,660              284,181
        *   First International Bank of Israel, Ltd.                                             347,200              427,372
            IDB Development Corp., Ltd. Series A                                                 101,015            2,633,179
            IDB Holding Corp., Ltd.                                                               36,578              750,085
            Israel Chemicals, Ltd.                                                             2,410,526            5,223,281
        *   Israel Corp. Series A                                                                  5,500            1,089,892
        *   Koor Industries, Ltd.                                                                 25,971            1,208,254
            M.A.Industries, Ltd.                                                                 843,283            4,145,950
            Migdal Insurance Holdings                                                          2,079,107            2,935,520
            Osem Investment, Ltd.                                                                210,522            2,057,481
        *   Strauss Elite, Ltd.                                                                   33,250              309,166
        *   Super-Sol, Ltd. Series B                                                             372,926              874,083
            Teva Pharmaceutical Industries, Ltd.                                                 418,280           11,471,432
            United Mizrahi Bank, Ltd.                                                            385,384            1,455,289
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $37,006,829)                                                                                            65,010,928
                                                                                                           ------------------

   THAILAND -- (4.7%)
   COMMON STOCKS -- (4.7%)
            Advance Info Service Public Co., Ltd. (Foreign)                                    5,982,000           14,875,311
        *   Aromatics (Thailand) Public Co., Ltd. (Foreign)                                    1,387,500            2,376,459
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,794,100            1,133,547

        *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                         5,174,500            1,654,369
            Banpu Public Co., Ltd. (Foreign)                                                     132,000              519,158
            BEC World Public Co., Ltd. (Foreign)                                               3,915,000            1,519,906
            Central Pattana Public Co., Ltd. (Foreign)                                         4,177,500              869,208
            Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                 14,442,000            1,297,251
            Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                            4,100,710            1,737,677
            Hana Microelectronics Public Co., Ltd.                                             1,191,500              592,576
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          612,000              366,486
            Krung Thai Bank Public Co., Ltd. (Foreign)                                        17,302,970            3,951,452
            Land & Houses Public Co., Ltd. (Foreign)                                           2,130,310              594,606
            National Finance and Securities Public Co., Ltd. (Foreign)                           630,150              201,469
            National Petrochemical Public Co., Ltd. (Foreign)                                    441,500            1,176,288
            Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)               2,200,000            2,177,112
            Shin Corporation Public Co., Ltd. (Foreign)                                        6,122,000            5,902,969
            Siam Cement Public Co., Ltd. (Foreign)                                               270,000            1,726,465
            Siam City Cement Public Co., Ltd. (Foreign)                                          633,413            3,439,492
            Siam Commercial Bank Public Co., Ltd. (Foreign)                                    2,549,166            3,266,503
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       6,977,800            1,292,513
        *   Thai Military Bank Public Co., Ltd. (Foreign)                                     12,415,080            1,228,592
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                              3,178,520            2,056,642
            TISCO Finance Public Co., Ltd. (Foreign)                                           1,231,100              749,718
            Vanachai Group Co-Foreign                                                            950,200              196,502
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08                     1,444,563                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- THAILAND
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   UNITED STATES -- (4.2%)
   COMMON STOCKS -- (4.2%)
            Banco Bilboa Vizcaya Argentaria Chile SA ADR                                          64,200            1,752,660
            Banco de Chile Series F ADR                                                           47,643            1,743,734
            Banco Santander Chile Sponsored ADR                                                  295,998            8,805,940
            Cia Telecom de Chile ADR                                                             421,400            4,466,840
            Compania Cervecerias Uni ADR                                                         115,400            2,930,006
            Cristalerias de Chile SA ADR                                                          35,600            1,103,600
            Distribucion y Servicio D&S SA ADR                                                   208,828            3,466,545
            Embotelladora Andina SA Andina ADR                                                   109,600            1,391,920
            Embotelladora Andina SA Andina Series B ADR                                           89,100            1,106,622
            Empresa Nacional de Electricidad SA ADR                                              514,018            8,424,755
            Enersis SA ADR                                                                       285,903            2,135,695
            Grupo Financiero Galicia SA ADR                                                      211,011            1,529,830
            Lan Chile SA ADR                                                                     125,900            3,438,329
        *   Madeco SA                                                                              4,450               46,280
            Masisa SA ADR                                                                         25,100              480,665
            Sociedad Quimica y Minera de Chile SA ADR                                             61,300            3,737,461
            Sociedad Quimica y Minera de Chile SA ADR Class A                                        902               54,797

            Vina Concha y Toro SA Conchatoro ADR                                                  27,100            2,004,858
                                                                                                           ------------------

   TOTAL -- UNITED STATES
     (Cost $40,357,553)                                                                                            48,620,537
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   HUNGARY -- (3.3%)
   COMMON STOCKS -- (3.3%)
            Budapesti Elektromos Muvek RT                                                            185               19,979
            Delmagyarorszagi Aramszolgaltato Demasz RT                                             2,275              172,595
            Egis RT                                                                               37,757            2,191,573
            Gedeon Richter, Ltd.                                                                  46,937            5,787,398
            Magyar Olay-Es Gazipari RT                                                           168,429           11,378,991
            Matav RT                                                                           1,050,555            4,470,569
            Orszagos Takerekpenztar es Keresdelmi Bank RT                                        386,220           11,120,548
        *   Tiszai Vegyi Kombinat RT                                                             117,534            3,337,215
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $15,788,433)                                                                                            38,478,868
                                                                                                           ------------------

   POLAND -- (2.9%)
   COMMON STOCKS -- (2.9%)
        *   Agora SA                                                                              98,779            1,627,704
            Bank Polska Kasa Opieki - Grupa Pekao SA                                             156,792            6,298,522
            Bank Przemyslowo Handlowy Pbk                                                         31,526            4,505,988
            Bank Zackodni Wbk SA                                                                  93,312            2,588,125
        *   Big Bank Gdanski SA                                                                2,029,541            2,017,712
            Browary Zywiec SA                                                                     15,860            2,265,539
        *   Budimex SA                                                                            36,763              498,247
        *   Cersanit-Krasnystaw SA                                                                19,143              669,795
            Debica SA                                                                             19,800              629,652
            Frantschach Swiecie SA                                                               103,599            1,870,135
        *   Kredyt Bank SA                                                                       418,562            1,130,787
        *   Netia Holdings SA                                                                    495,665              693,189
        *   Optimus Technologie                                                                    6,873               19,884
            Orbis SA                                                                              77,409              588,461
            Polski Koncern Naftowy Orlen S.A.                                                    267,237            3,176,793
        *   Prokom Software SA                                                                    21,336              860,594
            Telekomunikacja Polska SA                                                            712,274            3,880,717
            Zaklady Metali Lekkich Kety SA                                                        15,120              634,050
                                                                                                           ------------------

   TOTAL -- POLAND
     (Cost $20,586,160)                                                                                            33,955,894
                                                                                                           ------------------

   PHILIPPINES -- (2.8%)
   COMMON STOCKS -- (2.8%)
            Aboitiz Equity Ventures, Inc.                                                      7,803,400              450,948
            Ayala Corp.                                                                       42,503,520            4,919,169
            Ayala Land, Inc.                                                                  27,511,576            3,520,442

            Bank of the Philippine Island                                                      4,641,373            4,205,045
        *   Equitable PCI Bank, Inc.                                                           2,217,300            2,033,902
        *   Filipina Water Bottling Corp.                                                      2,006,957                    0
            Metro Bank and Trust Co.                                                           4,584,435            2,367,654
            Petron Corp.                                                                      28,593,000            1,678,003
        *   Philippine Long Distance Telephone Co.                                               347,030            8,433,097
            SM Prime Holdings, Inc.                                                           29,223,000            3,897,503
            Union Bank of the Philippines                                                      1,572,300              643,209
                                                                                                           ------------------

   TOTAL -- PHILIPPINES
     (Cost $42,708,447)                                                                                            32,148,972
                                                                                                           ------------------

   ARGENTINA -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    899,000            1,281,979
        *   Alpargatas SA Industrial y Comercial                                                   1,078                  510
            Alto Palermo SA Series A                                                               5,000                8,852
            Banco del Sud Sociedad Anonima Series B                                               29,000               31,366
        *   Banco Frances del Rio de la Plata SA                                                 489,961              927,377
        *   Capex SA Series A                                                                     52,893               80,023
        *   Celulosa Argentina SA Series B                                                        18,750               15,632
        *   Central Costanera SA Series B                                                        114,100              143,976
        *   Central Puerto SA Series B                                                            16,000                8,240
        *   Garovaglio y Zorraquin SA                                                             28,000                3,831
        *   Gas Natural SA, Buenos Aires                                                         345,000              182,685
        *   Grupo Financiero Galicia SA Series B                                                 150,000              103,812
        *   IRSA Inversiones y Representaciones SA                                               657,649              635,086
        *   Juan Minetti SA                                                                      353,151              384,233
            Ledesma S.A.A.I.                                                                     242,632              149,957
        *   Metrogas SA Series B                                                                 543,115              197,555
        *   Molinos Rio de la Plata SA Series B                                                  694,833              950,576
        *   Perez Companc SA                                                                   2,329,901            2,377,465
        *   Renault Argentina SA                                                                 399,465               78,438
            Siderar SAIC Series A                                                                721,484            4,354,572
            Solvay Indupa S.A.I.C.                                                               555,366              572,067
        *   Telecom Argentina Stet-France SA Series B                                            977,000            1,993,890
            Tenaris SA                                                                           653,898            3,125,748
        *   Transportadora de Gas del Sur SA Series B                                          1,028,946            1,002,963
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,666,819)                                                                                            18,610,833
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BBVA Banco Frances Rights 11/17/04                                                   461,871              102,586
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ARGENTINA
     (Cost $24,666,819)                                                                                            18,713,419
                                                                                                           ------------------

   CZECH REPUBLIC -- (0.6%)
   COMMON STOCKS -- (0.6%)

            Ceske Telecom A.S.                                                                   146,147            2,187,806
            CEZ A.S.                                                                             192,592            2,777,894
            Komercni Banka A.S.                                                                   14,029            2,021,298
        *   Phillip Morris CR A.S.                                                                   478              318,931
                                                                                                           ------------------
   TOTAL -- CZECH REPUBLIC
     (Cost $5,099,679)                                                                                              7,305,929
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $5,216,000 FNMA Notes 2.95%, 11/14/07, valued at
              $5,223,318) to be repurchased at $5,151,269                                         5,151            5,151,000
                                                                                                           ------------------
      (Cost $5,151,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $817,432,373)                                                                                      $    1,161,660,237
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (12.0%)

   PREFERRED STOCKS -- (10.9%)
        *   Acesita SA                                                                            97,876   $        1,282,823
            Alpargatas-Santista Textil SA                                                        500,000               69,118
            Banco Mercantil do Brasil SA                                                         130,000               29,298
        *   Braskem SA                                                                        53,000,001            2,307,059
            Centrais Electricas de Santa Catarin Celesc Series B                                 840,000              327,353
            Companhia Brasileira de Petroleo Ipiranga SA                                          60,800              440,353
            Compania Paranaense de Energia Series B                                          232,500,000            1,070,184
            Confab Industrial SA                                                                 357,000              357,000
            Coteminas Cia Tecidos Norte de Minas                                               6,977,102              671,803
            Distribuidora de Produtos de Petroleo Ipiranga SA                                      3,900               48,750
            Duratex SA                                                                        13,400,000              591,176
        *   Electropaulo Electrecidade Metropolitana                                          29,980,000              791,384
            Embraco SA                                                                           262,000              126,184
            Embratel Participacoes SA                                                        273,800,000              640,209
        *   Empressa Metropolitanade Aguas e Energia SA                                       24,000,000               63,529
            Energetica do Ceara Coelce                                                        72,000,000              100,588

        *   ENERSUL Empresa Energetjica de Mato Grosso do Sul SA Series B                     13,156,000               41,137
            Fertibras SA                                                                           3,400               34,000
            Forca Luz Cataguazes Leopoldina Series A                                          23,400,000               10,754
            Forjas Taurus SA                                                                      88,000               42,706
            Fras-Le Preferred                                                                     20,200               59,337
            Globex Utilidades SA                                                                  25,268              105,485
        *   Gradiente Eletronica SA                                                                2,600                8,221
        *   Industria de Bebidas Antarctica Polar SA                                              23,000               22,197
        *   Inepar SA Industria e Construcoes                                                  9,900,001                3,276
            Klabin SA                                                                            687,000            1,212,353
            Lojas Americanas SA                                                               68,290,369              913,886
            Magnesita SA Series A                                                             20,500,000              109,660
            Magnesita SA Series C                                                                202,338                  974
            Marcopolo SA                                                                         124,000              289,029
            Metal Leve SA                                                                      3,400,000              216,250
            Metalurgica Gerdau SA                                                                 59,302            1,395,559
        *   Net Servicos de Communication SA                                                   1,604,500              353,934
        *   Paranapanema SA                                                                  146,200,000              255,312
            Perdigao SA NPV                                                                       47,900              845,822
            Random Implementos e Participacoes SA                                                162,500              370,404
        *   Rasip Agro-Pastoril SA                                                                51,000                4,594
        *   Refinaria de Petroleo Ipiranga SA                                                     12,300              153,705
            Ripasa SA Papel e Celulose                                                           442,000              658,125
            Sadia SA                                                                             585,000            1,182,904
            Saraiva Livreiros Editores                                                             4,000               17,794
        *   Sharp SA Equipamentos Eletronicos                                                 30,200,000                  222

            Suzano Bahia Sul Papel e Celullose SA                                                292,650            1,317,968
            Suzano Petroquimica SA                                                                30,000               77,647
            Tele Celular Sul Participacoes SA                                                783,795,284            1,207,391
            Tele Centro Oeste Celular Participacoes SA                                       279,011,618              936,535
        *   Tele Leste Celular Participacoes SA                                              559,666,572              131,686
            Tele Norte Celular Participacoes SA                                              549,505,027              103,032
            Telemig Celular Participacoes SA                                                 398,290,371              575,471
            Telesudeste Celular Participacoes SA                                             355,800,000              797,934
            Tim Sul SA Preferred Series B                                                     13,950,000              417,987
            Ultrapar Participants                                                             69,939,437            1,289,508
            Uniao des Industrias Petroquimicas SA Series B                                       563,520              743,764
        *   Varig Participacoes Em Transportes                                                   122,026                  538
        *   Varig Particpacoes Em Servicos                                                       116,823                  108
        *   Varig SA Viacao Aerea Riograndense                                                    16,000                8,412
            Weg SA                                                                               280,100              725,994
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $14,932,357)                                                                                            25,558,426
                                                                                                           ------------------

   COMMON STOCKS -- (1.1%)
        *   Acesita SA                                                                             4,290               54,414
            Acos Villares SA Avil                                                                120,000               16,324
            Avipal SA Avicultura e Agropecua                                                  50,900,000              149,332
            Eternit SA                                                                             1,200               15,794
            Metalurgica Gerdau SA                                                                  1,292               29,450
            Petroquimica do Sul Copesul                                                       18,200,000            2,141,176
        *   Rhodia Ster SA                                                                       640,780               49,472
            Sao Paulo Alpargatas SA                                                              510,000               54,373
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $1,145,539)                                                                                              2,510,335
                                                                                                           ------------------

   TOTAL -- BRAZIL
     (Cost $16,077,896)                                                                                            28,068,761
                                                                                                           ------------------

   SOUTH KOREA -- (11.7%)
   COMMON STOCKS -- (11.7%)
        *   Anam Semiconductor, Inc.                                                             112,513              301,360
            Asia Cement Manufacturing Co., Ltd.                                                    1,243               39,282
            Bing Grae Co., Ltd.                                                                    3,480              103,814
            Bu Kwang Pharmaceutical Co., Ltd.                                                     10,550              122,568
            Byuck San Engineering and Construction Co., Ltd.                                       8,750               32,858
        *   Capro Corp.                                                                           11,440               39,995
            Cheil Communications, Inc.                                                             2,497              359,580
            Cheil Industrial, Inc.                                                                25,600              381,009
            Choong Wae Pharmaceutical                                                              1,877               37,456
            Chungho Comnet Co., Ltd.                                                                 720                3,003
        *   Comtec Systems Co., Ltd.                                                               2,000                1,284
        *   Dae Ho Corp.                                                                             543                   67
            Dae Sang Corp.                                                                         8,020               36,626
            Dae Won Kang Up Co., Ltd.                                                              1,740               24,989
            Daeduck Electronics Co., Ltd.                                                         22,437              180,225
            Daeduck Industries Co., Ltd.                                                           7,526               70,505
            Daegu Bank Co., Ltd.                                                                  63,640              441,869

            Daehan City Gas Co., Ltd.                                                              2,621               42,498
            Daehan Flour Mills Co., Ltd.                                                             470               27,971
            Daesung Industrial Co., Ltd.                                                           1,690               36,555
        *   Daewoo International Corp.                                                            54,700              431,804
            Daewoo Motor Sales Corp.                                                              10,240               74,799
        *   Daewoo Precision Industries Co., Ltd.                                                  2,800               42,522
        *   Daewoo Securities Co., Ltd.                                                          137,720              451,043
            Daewoong Co., Ltd.                                                                     4,686               32,900
        *   Daewoong Pharmaceutical Co., Ltd.                                                      3,630               80,820
            Daishin Securities Co., Ltd.                                                          24,720              303,088
        *   Daou Technology, Inc.                                                                  7,000                8,815
            DC Chemical Co., Ltd.                                                                  7,316              123,089
            Dong Ah Tire Industrial Co., Ltd.                                                      7,300               32,265
            Dong Bu Insurance Co., Ltd.                                                           36,790              246,815
        *   Dong Yang Mec                                                                          7,020               28,869
            Dong-A Pharmaceutical Co., Ltd.                                                        3,229               80,572
            Dongbu Corp.                                                                           6,310               52,716
            Dongbu Steel Co., Ltd.                                                                 7,290               98,574
            Dongkuk Steel Mill Co., Ltd.                                                          43,637              800,699
            Dongwon F&B Co., Ltd.                                                                    900               36,813
            Dongwon Financial Holding Co., Ltd.                                                   19,848              167,948
        *   Doosan Corp.                                                                           7,390               91,277
            Doosan Heavy Industries & Construction Co., Ltd.                                      54,500              701,791
        *   Doosan Industrial Development Co., Ltd.                                               44,730              161,174
        *   Eastel Systems Corp.                                                                   4,307                3,640
        *   Fursys, Inc.                                                                           2,880               34,783
            Global Enterprise Co., Ltd.                                                            5,900               30,923
        *   Good Morning Securities Co., Ltd.                                                     94,500              315,679
            Green Cross Corp.                                                                      1,825               43,734
            Hae In Co., Ltd.                                                                       5,964                8,691
            Halla Climate Control Corp.                                                           53,740              504,116
            Han Kuk Carbon Co., Ltd.                                                               7,903               13,689
            Han Wha Corp.                                                                         43,150              520,976
            Hana Securities Co., Ltd.                                                              5,930               38,016
            Handok Pharmaceuticals Co., Ltd.                                                       3,860               46,622
            Handsome Corp.                                                                        13,420              111,474
            Hanil Cement Manufacturing Co., Ltd.                                                   3,308              167,814
            Hanjin Heavy Industry Co., Ltd.                                                       32,990              240,199
            Hanjin Transportation Co., Ltd.                                                        3,471               50,196
        *   Hankook Synthetics, Inc.                                                               1,000                2,721
            Hankuk Electric Glass Co., Ltd.                                                        4,480              217,435
            Hankuk Glass Industries, Inc.                                                          6,360              553,282
            Hankuk Paper Manufacturing Co., Ltd.                                                   1,450               34,248
            Hanmi Pharmaceutical Industrial Co, Ltd.                                               3,530              186,696
        *   Hansol Electronics Inc.                                                                  797                4,961
            Hansol Paper Co., Ltd.                                                                21,460              216,358
        *   Hanssem Co., Ltd.                                                                      6,820               40,083
        *   Hansung Enterprise Co., Ltd.                                                             620                3,108
            Hanwha Chemical Corp.                                                                 74,040              720,734
            Hanwha Securities Co., Ltd.                                                           13,070               30,064
            Hotel Shilla, Ltd.                                                                    15,138               96,784
            Huchems Fine Chemical Corp.                                                            5,616               21,257
        *   Hung Chang Co., Ltd.                                                                       6                   23
            Hyosung T & C Co., Ltd.                                                               16,258              174,838

        *   Hyundai Auton Co., Ltd.                                                              106,390              254,545
            Hyundai Cement Co., Ltd.                                                               2,570               68,958
        *   Hyundai Corp.                                                                          1,505                5,293
            Hyundai Department Store Co., Ltd.                                                    13,140              418,220
            Hyundai Development Co.                                                               39,110              638,848
        *   Hyundai Elevator Co., Ltd.                                                             3,394              158,220
            Hyundai Hysco                                                                         42,530              348,741
            Hyundai Marine & Fire Insurance Co., Ltd.                                             40,200              154,770
        *   Hyundai Merchant Marine Co., Ltd.                                                     65,410            1,000,126
        *   Hyundai Mipo Dockyard Co., Ltd.                                                       10,308              301,662
        *   Hyundai Securities Co., Ltd.                                                          71,159              285,068
        *   Il Jin Diamond Co., Ltd.                                                               2,000               28,538
        *   IlJin Electric, Ltd.                                                                   9,150               19,246
            IlShin Spinning Co., Ltd.                                                                380               13,460
        *   Inchon Oil Refinery Co., Ltd.                                                            373                   20
            ISU Chemical Co., Ltd.                                                                 1,530               11,647
        *   Isupetasys Co., Ltd.                                                                   7,160               11,652
            Jahwa Electronics Co., Ltd.                                                            6,230               64,018
            Jeonbuk Bank, Ltd.                                                                     8,590               36,121
        *   Jindo Corp.                                                                              500                3,984
            K.C. Tech Co., Ltd.                                                                    6,000               16,089
        *   KDB Capital Corp.                                                                     21,440               55,286
            KEC Corp.                                                                              3,035               57,386
            Kolon Industries, Inc.                                                                 5,090               28,125
        *   Kolon International                                                                      321                1,236
            Kolon International Corp.                                                              2,264               10,282
            Korea Circuit Co.                                                                      7,800               26,630
        *   Korea Data Systems Co., Ltd.                                                          35,000                6,315
        *   Korea Development Co., Ltd.                                                            3,480               59,280
            Korea Electric Terminal Co., Ltd.                                                      3,530               57,882
        *   Korea Express Co., Ltd.                                                                3,200               76,195
            Korea Fine Chemical Co., Ltd.                                                          1,388               13,417
            Korea Iron & Steel Co., Ltd.                                                           5,230              112,435
            Korea Iron & Steel Works Co., Ltd.                                                     3,328               48,136
            Korea Komho Petrochemical                                                             12,080              165,456
            Korea Line Corp.                                                                       5,130              181,738
            Korea Polyol Co., Ltd.                                                                 1,570               48,339
            Korea Reinsurance Co., Ltd.                                                           57,700              230,524
            Korea Zinc Co., Ltd.                                                                  10,530              301,311
        *   KP Chemical Corp.                                                                     45,391              209,505
        *   KTB Network, Ltd.                                                                     17,000               31,935
            Kukdong City Gas Co., Ltd.                                                             1,740               25,737
            Kumho Electronics Co., Ltd.                                                            1,987               53,125
            Kumho Industrial Co., Ltd.                                                            20,310              229,779
            Kyeryong Construction Industrial Co., Ltd.                                             2,060               28,540
            Kyobo Securities Co., Ltd.                                                            10,440               20,616
            LG Ad Inc., Ltd.                                                                       4,120               70,659
            LG Cable, Ltd.                                                                        19,390              379,458
            LG Caltex Gas Co., Ltd.                                                                1,980               45,287
            LG Engineering & Construction Corp.                                                   28,150              729,652
            LG Household & Healthcare Co., Ltd.                                                    8,720              225,016
        *   LG Industrial Systems, Ltd.                                                           16,950              290,119
            LG Insurance Co., Ltd.                                                                27,140              161,743
            LG International Corp.                                                                33,488              297,583

        *   LG Investment & Securities Co., Ltd.                                                  61,810              447,023
        *   LG Life Sciences, Ltd.                                                                 9,215              318,888
            LG Petrochemical Co., Ltd.                                                            13,800              344,205
            Lotte Chilsung Beverage Co., Ltd.                                                        880              682,201
            Lotte Confectionary Co., Ltd.                                                          1,030              628,055
            Lotte Sam Kang Co., Ltd.                                                                 230               20,374
            Meritz Securities Co., Ltd.                                                            2,940                7,110
        *   Midopa Co., Ltd.                                                                      27,910              122,648
            Namhae Chemical Corp.                                                                 13,104               23,262
            Namyang Dairy Products Co., Ltd.                                                         340              107,986
            Nong Shim Holdings Co., Ltd.                                                             780               43,918
            Oriental Fire & Marine Insurance Co., Ltd.                                             2,750               43,750
            ORION Corp.                                                                            3,490              338,972
            Ottogi Corporation                                                                       990               38,201
        *   Pacific Industries, Inc.                                                               2,100               23,189
        *   Pantech Co., Ltd.                                                                      8,690               31,984
            Poong San Corp.                                                                       12,640              169,570
            Pulmuone Co., Ltd.                                                                     2,030              101,185
            Pusan Bank                                                                            72,900              563,234
            Pusan City Gas Co., Ltd.                                                               3,000               42,904
            Pyung Hwa Industrial Co., Ltd.                                                         6,170               23,465
            S1 Corp.                                                                              15,730              509,024
        *   Saehan Industries, Inc.                                                                7,440               12,560
            Samchully Co., Ltd.                                                                    1,370               81,006
        *   Samlip Industrial Co., Ltd.                                                            4,560               27,768
        *   Samsung Engineering Co., Ltd.                                                         15,780              109,501
            Samsung Fine Chemicals                                                                14,950              263,174
        *   Samsung Techwin Co., Ltd.                                                             51,810              376,421
            Samyang Corp.                                                                          4,730              162,288
            Samyang Genex Co., Ltd.                                                                  220                8,323
        *   Samyoung Corp.                                                                         2,170               20,003
            Samyoung Electronics Co., Ltd.                                                         5,800               39,473
            Sejong Securities Co., Ltd.                                                            3,659                5,883
            Seondo Electric Co., Ltd.                                                              4,400                5,949
            Seoul City Gas Co., Ltd.                                                               2,750               64,156
        *   Seoul Securities Co., Ltd.                                                            19,500               58,806
            Shin Young Securities Co., Ltd.                                                        2,620               34,960
        *   Shindongbang Corp.                                                                       710               10,364
        *   Shindongbang Corp.                                                                     1,696               11,598
            Shinmoorim Paper Manufacturing Co., Ltd.                                               2,858               19,881
        *   Shinsung Engineering Co., Ltd.                                                        11,880               32,875
            Sindo Ricoh                                                                            5,860              347,528
        *   SK Chemicals Co., Ltd.                                                                 5,140               56,689
            SK Gas Co., Ltd.                                                                       2,500               57,153
        *   SKC Co., Ltd.                                                                         14,290              116,133
        *   Ssang Bang Wool Co., Ltd.                                                              6,950               16,042
        *   Ssangyong Cement Industry Co., Ltd.                                                  148,450              173,162
        *   Ssangyong Motor Co.                                                                   53,830              329,892
            STX Corp.                                                                              5,508               37,008
        *   STX Engine                                                                             4,692               21,614
            Suheung Capsule Co., Ltd.                                                              1,900               10,868
            Sung Shin Cement Co., Ltd.                                                            10,040              191,033
        *   Sunkyong Securities Co., Ltd.                                                        120,920               54,530
            Tae Kwang Industrial Co., Ltd.                                                           200               68,802

            Tae Young Corp.                                                                        3,274              112,360
            Taegu Department Store Co., Ltd.                                                       3,130               22,070
            Tai Han Electric Wire Co., Ltd.                                                       19,511              157,406
        *   Tong Yang Investment Bank                                                             28,710               54,681
        *   Tongil Heavy Industries Co., Ltd.                                                     46,780               32,028
        *   Trigem Computer, Inc.                                                                 21,159               56,596
            Union Steel Manufacturing Co., Ltd.                                                    3,862              137,206
            Woongjin Coway Co., Ltd.                                                               6,930               63,947
            Woongjin.Com Co., Ltd.                                                                 6,810               23,820
            Youlchon Chemical Co., Ltd.                                                            8,890               69,309
        *   Young Poong Mining & Construction Corp.                                                1,580                   83
            Youngone Corp.                                                                        18,210               62,336
            Yuhan Corp.                                                                            3,702              337,059
                                                                                                           ------------------
   TOTAL -- SOUTH KOREA
     (Cost $20,410,180)                                                                                            27,468,496
                                                                                                           ------------------

   SOUTH AFRICA -- (11.6%)
   COMMON STOCKS -- (11.6%)
            ADCorp Holdings, Ltd.                                                                 43,285              124,482
            Advtech, Ltd.                                                                        120,000               26,495
            Aeci, Ltd.                                                                            79,460              506,641
            Afgri, Ltd.                                                                          280,296              348,084
            African Life Assurance Co., Ltd.                                                     102,921              293,098
            African Oxygen, Ltd.                                                                  94,934              376,356
        *   Afrikander Lease, Ltd.                                                               116,023               36,028
            Afrox Healthcare                                                                      45,403              111,955
            AG Industries, Ltd.                                                                  107,512               50,838
            Alexander Forbes, Ltd.                                                               259,170              478,307
            Allied Electronics Corp., Ltd.                                                        84,012              240,755
            Allied Technologies, Ltd.                                                             82,724              663,604
            Amalgamated Appliance Holdings, Ltd.                                                 142,094              132,766
        *   Anglovaal Mining, Ltd.                                                                93,461              474,496
            Aspen Pharmacare Holdings PLC                                                        297,721              847,245
            Astral Foods, Ltd.                                                                    33,426              298,802
            Aveng, Ltd.                                                                          241,648              484,439
            Bearing Man, Ltd.                                                                     69,024               89,269
        *   Bell Equipment, Ltd.                                                                  57,476               61,452
            Brandcorp Holdings, Ltd.                                                              43,383               60,581
        *   Business Connexion Group, Ltd.                                                       229,687              196,515
            Bytes Technology Group, Ltd.                                                         113,445              148,575
            Capital Alliance Holdings, Ltd.                                                      148,529              415,186
            Capitec Bank Holdings, Ltd.                                                           37,860               76,243
            Cashbuild, Ltd.                                                                       13,473               82,424
            Caxton & CTP Publishers & Printers, Ltd.                                             356,504              602,347
            Ceramic Industries, Ltd.                                                              13,297              217,654
            City Lodge Hotels, Ltd.                                                               28,074              164,766
        *   Connection Group Holdings, Ltd.                                                       26,487               45,136
        *   Corpcapital, Ltd.                                                                    241,136               29,188
            Cullinan Holdings, Ltd.                                                               10,000                  984
        *   Datacentrix Holdings, Ltd.                                                           162,198               70,351
        *   Datatec, Ltd.                                                                         92,603              157,817

            Delta Electrical Industries, Ltd.                                                     38,338              215,025
        *   Dimension Data Holdings PLC                                                          527,088              343,980
            Distell Group, Ltd.                                                                  160,135              704,309
        *   Distribution & Warehousing Network, Ltd.                                              98,577               81,951
            Dorbyl, Ltd.                                                                          18,237               80,526
        *   Durban Roodeport Deep, Ltd.                                                          196,023              334,038
        *   Ellerine Holdings, Ltd.                                                               62,039              555,892
            Enviroserv Holdings, Ltd.                                                             64,500               40,120
            Famous Brands, Ltd.                                                                    9,678               11,622
            Foschini, Ltd.                                                                       168,564            1,028,317
        *   Frontrange, Ltd.                                                                      62,223               51,508
            Gold Reef Casino Resorts, Ltd.                                                       169,887              333,109
            Grindrod, Ltd.                                                                        36,506              248,733
            Group Five, Ltd.                                                                      40,465               99,507
            Highveld Steel & Vanadilum Corp., Ltd.                                                85,563              710,439
            Hudaco Industries, Ltd.                                                               23,083              125,222
            Iliad Africa, Ltd.                                                                   112,877              187,711
            Illovo Sugar, Ltd.                                                                   203,494              285,266
            Investec, Ltd.                                                                        17,097              486,910
        *   JCI, Ltd.                                                                          1,622,051               92,297
            Johnic Communications, Ltd.                                                           86,930              434,028
            Kersaf Investments, Ltd.                                                              58,532              529,881
            M Cubed Holdings, Ltd.                                                               385,000               27,147
        *   Medi-Clinic Corp., Ltd.                                                              277,002              681,819
            Metair Investment, Ltd.                                                                4,447              136,394
        *   Metorex, Ltd.                                                                        101,510               47,219
        *   Metoz Holdings, Ltd.                                                               1,278,869              452,228
            Metropolitan Holdings, Ltd.                                                          451,465              744,437
            Murray & Roberts Holdings, Ltd.                                                      215,729              543,023
            Mustek, Ltd.                                                                          20,612               30,206
            New Clicks Holdings, Ltd.                                                            290,335              485,819
            Northam Platinum, Ltd.                                                               183,217              282,407
        *   Nu-World Holdings                                                                     11,932               66,262
            Oceana Group                                                                          86,619              228,048
            Omnia Holdings, Ltd.                                                                  37,562              282,095
        *   Palabora Mining Co., Ltd.                                                             20,554              132,879
            Peregrine Holdings, Ltd.                                                             134,813               62,416
        *   Primedia Limited 'n'                                                                 161,922              320,154
            PSG Group, Ltd.                                                                       63,250               59,229
            Rainbow Chicken, Ltd.                                                                209,727              253,031
        *   Randgold and Expl CO                                                                  42,939               88,658
            Rebserve Holdings, Ltd.                                                              151,070              229,939
            Redefine Income Fund, Ltd.                                                            34,692               18,721
        *   Relyant Retail, Ltd.                                                                 724,775              275,746
            Reunert                                                                              113,771              684,839
        *   SA Chrome and Alloys                                                                 798,852              117,692
        *   Sage Group, Ltd.                                                                     201,897               51,397
            Santam, Ltd.                                                                          54,533              630,359
            Shoprite Holdings Ltd                                                                378,315              836,707
            Specialty Stores Ltd.                                                                173,245              337,992
            Spur Corp., Ltd.                                                                      53,697               55,555
            Super Group, Ltd.                                                                    280,556              604,103
            Tiger Wheels, Ltd.                                                                    47,140              215,410
            Tongaat-Hulett Group, Ltd.                                                            93,729              808,683

            Tourism Investment                                                                   647,510              156,466
            Trans Hex Group, Ltd.                                                                 69,964              218,163
        *   Trencor, Ltd.                                                                        142,114              318,490
            Truworths International, Ltd.                                                        312,815              903,870
            UCS Group, Ltd.                                                                      144,872               35,717
            Unitrans Ltd                                                                          65,023              350,435
            Value Group, Ltd.                                                                     49,189               14,569
        *   Western Areas Ltd                                                                     90,489              423,564
            Wilson Bayly Holme                                                                    40,403              178,341
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $19,461,411)                                                                                            27,283,499
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   South African Rand                                                                                          3,331
                                                                                                           ------------------
   (Cost $3,130)
   TOTAL -- SOUTH AFRICA
     (Cost $19,464,541)                                                                                            27,286,830
                                                                                                           ------------------

   MALAYSIA -- (10.9%)
   COMMON STOCKS -- (10.9%)
        *   A&M Realty Berhad                                                                     65,000               23,608
            ACP Industries Berhad                                                                 34,000               10,913
            Affin Holdings Berhad                                                              1,335,800              628,525
            Amalgamated Industrial Steel Berhad                                                   11,250                2,559
        *   AMBD Berhad                                                                           58,000                2,821
            Amway (Malaysia) Holdings Berhad                                                     190,700              338,284
            Ann Joo Resources Berhad                                                              83,000               41,485
        *   Anson Perdana Berhad                                                                  10,000                  118
        *   Antah Holding Berhad                                                                  23,000                1,539
        *   Aokam Perdana Berhad                                                                      36                   11
            APM Automotive Holdings Berhad                                                        74,500               47,822
        *   Arab Malaysia Corp. Berhad                                                           558,000              198,061
            Asas Dunia Berhad                                                                     16,000                3,990
        *   Asia Pacific Land Berhad                                                              70,000                5,147
            Asiatic Development Berhad                                                           926,300              428,729
        *   Avenue Assets Berhad                                                                 254,000               36,722
            Ayer Hitam Planting Syndicate Berhad                                                   6,000                3,766
            Bandar Raya Developments Berhad                                                      466,600              243,009
            Batu Kawan Berhad                                                                    302,400              477,646
        *   Berjaya Capital Berhad                                                               391,000               92,536
            Berjaya Land Berhad                                                                  465,000              100,233
            Bernas Padiberas Nasional Berhad                                                     242,500              108,941
            Bimb Holdings Berhad                                                                 208,200               99,693
            Bintai Kinden Corp. Berhad                                                            16,000                5,215
            Bolton Properties Berhad                                                              96,000               23,061
            Boustead Holdings Berhad                                                             530,800              244,331
            Cahya Mata Sarawak Berhad                                                            153,000               66,458
        *   Camerlin Group Berhad                                                                 58,000               15,255
            Carlsberg Brewery Malaysia Berhad                                                    179,800              520,603
            Cement Industries of Malaysia Berhad                                                  48,800               23,108
            Chemical Co. of Malaysia Berhad                                                      102,000               60,387

            Chin Teck Plantations Berhad                                                          33,000               43,452
        *   Cosway Corp. Berhad                                                                  113,000               23,502
            Courts Mammoth Berhad                                                                149,000               64,607
            Cycle & Carriage Bintang Berhad                                                       15,000               12,384
        *   Damansara Realty Berhad                                                               65,000                2,384
            Datuk Keramik Holdings Berhad                                                         24,000                  634
            Dijaya Corp. Berhad                                                                   96,000               24,585
            Diperdana Corp. Berhad                                                                 3,000                1,339
            Diversified Resources Berhad                                                         704,300              418,716
            DNP Holdings Berhad                                                                   34,000                6,000
        *   E&O Property Development Berhad                                                      723,200              132,030
            Eastern & Oriental Berhad                                                             72,000               13,814
        *   Econstates Berhad                                                                     55,500               15,609
            Edaran Otomobil Nasional Berhad                                                      173,600              151,915
            Esso Malaysia Berhad                                                                 183,500              120,682
            Europlus Berhad                                                                       25,700                4,221
        *   Faber Group Berhad                                                                    16,000                2,526
            Far East Holdings Berhad                                                              23,700               23,452
        *   FCW Holdings Berhad                                                                   24,000                2,240
        *   Fountain View Development Berhad                                                     447,600              588,800
            Fraser & Neave Holdings Berhad                                                       430,600              554,704
            Globetronics Technology Berhad                                                       796,400              112,162
            Glomac Berhad                                                                         70,200               40,216
            Gold IS Berhad                                                                        77,000               29,771
        *   Golden Plus Holdings Berhad                                                           16,000               11,515
        *   Gopeng Berhad                                                                         17,000                2,753
            Guiness Anchor Berhad                                                                375,400              508,605
        *   Gula Perak Berhad                                                                     97,700               42,396
            Guthrie Ropel Berhad                                                                  35,900               35,512
            Hap Seng Consolidated Berhad                                                         491,400              321,518
            Heitech Padu Berhad                                                                   26,000               17,752
            Highlands and Lowlands Berhad                                                        411,700              387,628
        *   HLG Capital Berhad                                                                    12,000                3,124
            Hock Seng Lee Berhad                                                                  44,160               38,109
            Hong Leong Industries Berhad                                                         224,200              282,972
            Hong Leong Properties Berhad                                                         259,100               41,530
            Hume Industries (Malaysia) Berhad                                                    163,967              215,494
            Hwang-DBS (Malaysia) Berhad                                                           97,500               42,524
            IGB Corp. Berhad                                                                   1,480,450              505,736
            IJM Corp. Berhad                                                                     255,500              314,590
            IJM Plantations Berhad                                                                37,600               11,968
        *   Insas Berhad                                                                         226,000               23,461
            Island & Peninsular Berhad                                                           439,700              548,045
        *   Jaks Resources Berhad                                                                  1,000                  447
            Jaya Jusco Stores Berhad                                                             133,100              171,569
            Jaya Tiasa Holdings Berhad                                                           202,100              212,634
        *   Johan Holdings Berhad                                                                 30,000                2,132
            John Hancock Life Insurance (M) Berhad                                                46,000               27,795
            Johor Port Berhad                                                                    296,600              166,715
            Johore Tenggara Oil Palm Berhad                                                       59,200               16,807
            JT International Berhad                                                              315,100              374,568
            K & N Kenanga Holdings Berhad                                                        287,300               61,955
            Keck Seng (Malaysia) Berhad                                                           23,000               11,253
            KFC Holdings (Malaysia) Berhad                                                       163,200              148,500

            Kian Joo Can Factory Berhad                                                           72,900               54,622
            Kim Hin Industry Berhad                                                               52,000               30,061
            KPJ Healthcare Berhad                                                                 62,000               24,461
        *   Kretam Holdings Berhad                                                                15,000                3,350
            KSL Holdings Berhad                                                                   64,500               39,117
        *   Kub Malaysia Berhad                                                                  181,000               28,560
            Kulim Malaysia Berhad                                                                127,850               95,867
        *   Kumpulan Hartanah Selangor Berhad                                                    166,500               17,200
            Kwantas Corp. Berhad                                                                  68,600               92,943
            Ladang Perbadanan-Fima Berhad                                                         11,000                9,389
        *   Land & General Berhad                                                                180,000               14,198
            Landmarks Berhad                                                                     182,600               42,643
        *   Leader Universal Holdings Berhad                                                      69,000                7,898
        *   Leong Hup Holdings Berhad                                                             46,000               11,007
            Lingkaran Trans Kota Holdings Berhad                                                 555,600              390,317
            Lingui Development Berhad                                                            219,000               77,572
            Lion Diversified Holdings Berhad                                                     321,000              180,661
            Lion Industries Corp. Berhad                                                         481,100              241,508
            Liqua Health Corp. Berhad                                                                173                   44
            MAA Holdings Berhad                                                                  137,533              195,198
            Magnum 4D Berhad                                                                      80,000               77,820
            Malayan Cement Berhad                                                              1,453,050              295,984
            Malayawata Steel Berhad                                                               72,000               41,287
        *   Malaysia Aica Berhad                                                                  48,200               29,661
        *   Malaysia Building Society Berhad                                                      35,000                7,486
            Malaysia Industrial Development Finance Berhad                                     1,094,100              373,979
            Malaysia Mining Corp. Berhad                                                         732,900              412,671
            Malaysia Smelting Corp. Berhad                                                        23,000               37,513
            Malaysian Mosaics Berhad                                                             229,300               94,701
            Malaysian National Reinsurance Berhad                                                 80,500               72,841
            Malaysian Oxygen Berhad                                                              163,400              528,719
            Malaysian Plantations Berhad                                                         622,500              386,219
        *   Malaysian Resources Corp. Berhad                                                      94,666               20,146
        *   Mancon Berhad                                                                         12,000                2,747
            Maruichi Malaysia Steel Tube Berhad                                                   58,600               33,755
            Matsushita Electric Co. (Malaysia) Berhad                                             39,984              108,317
            MBM Resources Berhad                                                                 102,966               65,044
        *   Media Prima Berhad                                                                    61,533               28,141
        *   Merces Holdings Berhad                                                                 1,250                  177
            Metro Kajang Holdings Berhad                                                          58,800               22,258
            Mieco Chipboard Berhad                                                                69,000               48,932
        *   MTD Infraperdana Berhad                                                              878,500              164,868
            MUI Properties Berhad                                                                 75,200                7,026
        *   Mulpha International Berhad                                                        1,287,350              231,855
        *   Multi-Purpose Holdings Berhad                                                        457,000              135,535
        *   Mycron Steel Berhad                                                                   14,650                5,513
            Naim Cendera Berhad                                                                  162,900              140,572
        *   Naluri Berhad                                                                        491,000               77,466
        *   Nam Fatt Berhad                                                                        9,000                1,396
            Narra Industries Berhad                                                               16,000                7,130
            NCB Holdings Berhad                                                                  529,800              379,072
            Negara Properties (Malaysia) Berhad                                                    6,000                5,967
        *   New Straits Times Press (Malaysia) Berhad                                            210,800              231,653
            Nikko Electronics Berhad                                                              36,600               13,863

            NV Multi Corp. Berhad                                                                129,500               15,343
        *   NWP Holdings Berhad                                                                  112,000               24,709
            Nylex (Malaysia) Berhad                                                               41,500                7,748
            Oriental Holdings Berhad                                                             362,900              425,725
            OSK Holdings Berhad                                                                  616,333              251,286
            OSK Property Holdings Berhad                                                           3,393                1,115
            Pacific & Orient Berhad                                                               40,400               18,056
            Pacificmas Berhad                                                                      9,500               15,503
            Pan Malaysia Cement Works Berhad                                                     192,000               25,739
        *   Pan Malaysian Industries Berhad                                                      818,000               18,301
        *   Pan Pacific Asia Berhad                                                               12,000                  284
        *   Panglobal Berhad                                                                      14,000                6,963
            PBA Holdings Berhad                                                                   52,400               23,160
            Pelangi Berhad                                                                       268,700               38,863
        *   Pernas International Holdings Berhad                                                 224,000               40,388
            Petaling Garden Berhad                                                                94,000               39,071
            Phileo Allied Berhad                                                                 557,200              367,595
            PK Resources Berhad                                                                   14,000                2,594
        *   Prime Utilities Berhad                                                                 3,000                  825
        *   Promet Berhad                                                                         52,000                3,968
        *   Puncak Niaga Holdings Berhad                                                         491,100              423,292
            QL Resources Berhad                                                                   57,000               35,528
        *   QSR Brand Berhad                                                                      32,000               16,947
            Ramatex Berhad                                                                       292,700              268,227
        *   Ranhill Berhad                                                                       206,460              358,348
        *   Ranhill Utilities Berhad                                                              92,060               61,565
        *   Rashid Hussain Berhad                                                                182,000               33,018
        *   Rekapacific Berhad                                                                    55,000                    0
            Road Builders (Malaysia) Holdings Berhad                                             425,000              290,640
            Sapura Telecommunications Berhad                                                      64,846               27,269
            Sarawak Enterprise Corp. Berhad                                                      421,000              151,697
        *   Saship Holdings Berhad                                                                23,000                5,387
            SCB Developments Berhad                                                               80,800               93,535
            Scomi Group Berhad                                                                 1,072,600              485,296
            Selangor Properties Berhad                                                           316,800              189,993
            Shangri-La Hotels (Malaysia) Berhad                                                  114,000               37,179
            Shell Refining Co. Federation of Malaysia Berhad                                     190,500              446,150
            SHL Consolidated Berhad                                                               75,000               31,789
        *   Sime Engineering Services Berhad                                                     279,100               99,791
            Sime UEP Properties Berhad                                                           133,000              146,947
            Southern Acids (Malaysia) Berhad                                                      41,000               19,307
            Southern Steel Berhad                                                                118,400               69,420
            SP Setia Berhad                                                                      351,400              371,626
        *   SRI Hartemas Berhad                                                                   65,000                7,099
            Star Publications (Malaysia) Berhad                                                  229,300              410,039
            Subur Tiasa Holdings Berhad                                                           65,000               40,708
            Sunrise Berhad                                                                       241,220              105,943
            Sunway City Berhad                                                                   139,000               61,836
        *   Sunway Holdings, Inc. Berhad                                                         442,700              145,546
        *   Suria Capital Holdings Berhad                                                        186,000               26,602
        *   Symphony House Berhad                                                                 20,571                4,485
            Ta Ann Holdings Berhad                                                               159,800              277,335
            Ta Enterprise Berhad                                                               1,428,500              338,060
            Talam Corp. Berhad                                                                    12,850                3,720

        *   Tamco Corp. Holdings Berhad                                                           83,000                7,972
            Tan Chong Motor Holdings Berhad                                                      716,900              313,053
        *   Tanah Emas Corp. Berhad                                                               65,000               22,868
            Tasek Corp. Berhad                                                                    37,000               24,351
        *   Time Dotcom Berhad                                                                 1,001,500              182,746
            Top Glove Corp. Berhad                                                                51,300              108,669
            Tractors Malaysia Holdings Berhad                                                    143,400               87,908
            Tradewinds (Malaysia) Berhad                                                         117,000               84,638
        *   Trengganu Development & Management Berhad                                             79,700               20,591
            Tronoh Mines Malaysia Berhad                                                         205,000              152,685
            UAC Berhad                                                                            25,000               31,846
            Uchi Technologies Berhad                                                             253,500              152,682
            UDA Holdings Berhad                                                                   81,000               32,331
        *   UEM World Berhad                                                                   1,947,500              552,606
            Unico-Desa Plantations Berhad                                                        316,000               38,266
            Union Paper Holdings Berhad                                                           70,000               14,350
            Uniphone Telecommunications Berhad                                                    43,000                9,890
            Unisem (M) Berhad                                                                    152,500              302,244
            United Malacca Rubber Estates Berhad                                                  47,500               44,030
            United Malayan Land Berhad                                                            13,000                3,642
            United Plantations Berhad                                                            233,600              310,163
        *   Utama Banking Group Berhad                                                           122,000               27,602
            Wah Seong Corp                                                                       164,000               87,900
            Worldwide Holdings Berhad                                                             52,000               28,151
            WTK Holdings Berhad                                                                   93,600              147,601
            Yeo Hiap Seng (Malaysia) Berhad                                                       47,300               24,416
            Yu Neh Huat Berhad                                                                       500                  167
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,120,664)                                                                                            25,665,786
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Kulim Malaysia Berhad Warrants 06/30/09                                               13,250                2,894
        *   Liqua Health Marketing Berhad Warrants 09/09/08                                           34                    6
        *   Mieco Chipboard Berhad Warrants 04/21/09                                              23,000                8,413
        *   QSR Brand Berhad Warrants 01/24/07                                                    12,800                2,771
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $605)                                                                                                       14,084
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $26,121,269)                                                                                            25,679,870
                                                                                                           ------------------

   TAIWAN -- (10.8%)
   COMMON STOCKS -- (10.8%)
            Ability Enterprise Co., Ltd.                                                          66,197               32,887
            Abit Computer Co., Ltd.                                                              131,260               39,739
        *   Accton Technology Corp.                                                              178,000               71,762
            Advantech Co., Ltd.                                                                  179,902              411,682
            Altek Corp.                                                                           16,800                9,851
        *   Ambassador Hotel                                                                      60,000               33,461
            Amtran Technology Co., Ltd.                                                          122,216               49,256
        *   Arima Computer Corp.                                                                 386,000              112,652

            Asia Polymer Corp.                                                                    44,280               23,578
        *   Askey Computer Co., Ltd.                                                              84,321               43,464
            Audix Co., Ltd.                                                                       18,942               14,676
        *   Aurora Corp.                                                                          52,250               28,760
            Avermedia Technologies, Inc.                                                          30,844               26,374
            Avision, Inc.                                                                         25,030               14,117
            Bank of Kaohsiung Co., Ltd.                                                          141,966               99,641
            Basso Industry Corp., Ltd.                                                            28,600               59,320
        *   Behavior Tech Computer Corp.                                                         117,000               29,935
        *   Bes Engineering Corp.                                                                455,572               79,544
        *   Carnival Industrial Corp.                                                             95,000               15,704
            Catcher Co., Ltd.                                                                    110,692              327,760
            Cathay Real Estate Development Co., Ltd.                                             439,753              237,694
        *   Central Insurance Co., Ltd.                                                           60,000               21,268
            Central Reinsurance Co., Ltd.                                                         69,133               27,794
            Cheng Loong Corp.                                                                    431,330              157,416
            Cheng Uei Precision Industry Co., Ltd.                                               134,320              256,583
        *   Chia Hsin Cement Corp.                                                               196,000               87,957
        *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                                           153,330               19,575
            Chicony Electronics Co., Ltd.                                                        148,639              135,566
        *   Chien Shing Stainless Steel Co., Ltd.                                                 56,000               25,679
        *   China General Plastics Corp.                                                          76,000               33,351
        *   China Life Insurance Co., Ltd.                                                       296,418              179,818
        *   China Man-Made Fiber Co., Ltd.                                                       390,280              201,313
            China Metal Products Co., Ltd.                                                        23,705               27,056
        *   China Petrochemical Development Corp.                                                726,000              150,291
        *   China Rebar Co., Ltd.                                                                126,800               15,126
            China Steel Chemical Corp.                                                            47,552               71,097
        *   China Synthetic Rubber Corp.                                                          59,987               20,873
        *   China United Trust & Investment Corp.                                                220,000               22,572
            Chin-Poon Industrial Co., Ltd.                                                        36,809               21,381
        *   Chou Chin Industrial Co., Ltd.                                                        42,180                    0
            Chroma Ate, Inc.                                                                      57,954               43,049
        *   Chun Yu Works & Co., Ltd.                                                             69,000               26,304
            Chun Yuan Steel Industrial Co., Ltd.                                                 105,000               68,109
            Chung Hsin Electric & Machinery Co., Ltd.                                            120,000               49,209
            Chung Hwa Pulp Corp.                                                                 142,594               68,235
            Clevo Co.                                                                             84,381               26,579
            Compal Commun                                                                        168,250              277,001
        *   Compeq Manufacturing Co., Ltd.                                                       383,000              135,825
            Continental Engineering Corp.                                                        248,979              109,681
        *   Cosmos Bank Taiwan                                                                   327,000              151,609
            CTCI Corp.                                                                           165,663               93,053
            Der Pao Construction Co., Ltd.                                                        78,000               17,010
            D-Link Corp.                                                                         297,271              319,487
            Edom Technology Co., Ltd.                                                             14,160                9,861
            Elan Microelectronincs Corp.                                                          82,784               44,990
            Elite Semiconductor Memory Technology, Inc.                                           55,600              112,412
            Elitegroup Computer Systems Co., Ltd.                                                275,250              131,642
        *   Enlight Corp.                                                                         53,000               12,746
        *   Entie Commercial Bank                                                                986,246              335,476
            Epistar Corp.                                                                         38,030               44,681
        *   ET Internet Technology Corp.                                                         195,114              103,633
            Eternal Chemical Co., Ltd.                                                           228,700              140,094

        *   Everest Textile Co., Ltd.                                                            115,360               34,574
            Evergreen International Storage & Transport Corp.                                    490,000              225,782
            Everlight Chemical Industrial Corp.                                                   65,000               23,526
            Everlight Electronics Co., Ltd.                                                       92,004               93,262
        *   Everspring Industry Co., Ltd.                                                         51,000               10,877
            Far East Department Stores, Ltd.                                                     476,000              266,141
            Far Eastern International Bank                                                       492,000              293,482
            Federal Corp.                                                                         77,229               45,427
            Feng Hsin Iron & Steel Co., Ltd.                                                     309,180              352,149
            Feng Tay Enterprise Co., Ltd.                                                        167,468              183,311
        *   FIC Global, Inc.                                                                     142,875               20,395
            First Copper Technology Co., Ltd.                                                     62,000               26,799
            Formosa International Hotels Corp.                                                    49,500               58,559
            Formosa Taffeta Co., Ltd.                                                            935,000              430,742
        *   Formosan Rubber Group, Inc.                                                           68,000               27,618
            Giant Manufacture Co., Ltd.                                                          111,170              167,472
        *   Giga Storage Corp.                                                                    43,859               14,252
            Giga-Byte Technology Co., Ltd.                                                       365,000              435,820
            Globe Union Industrial Corp.                                                          37,855               41,723
        *   Gold Circuit Electronics, Ltd.                                                        77,446               32,769
        *   Goldsun Development & Construction Co., Ltd.                                         295,000               77,308
        *   Grand Pacific Petrochemical Corp.                                                    115,000               47,326
            Great China Metal Industry Co., Ltd.                                                  63,000               39,768
            Great Taipei Gas Co., Ltd.                                                            97,000               36,520
            Great Wall Enterprise Co., Ltd.                                                       64,890               15,961
            Greatek Co., Ltd.                                                                     87,701               74,647
            Hey Song Corp.                                                                        96,000               30,019
            Ho Tung Holding Corp.                                                                153,486               47,747
        *   Hocheng Corp.                                                                         71,000               18,413
            Hotai Motor Co., Ltd.                                                                179,000              357,491
            Hsin Kuang Steel Co., Ltd.                                                            25,854               39,813
        *   Hsinchu International Bank                                                           579,700              367,213
            Hsing Ta Cement Co., Ltd.                                                            103,000               31,668
            Hua Eng Wire & Cable Co., Ltd.                                                       113,565               28,097
            Hung Poo Construction Corp.                                                           76,000               47,632
        *   Hung Sheng Construction Co., Ltd.                                                    161,000               69,089
            Ichia Technologies, Inc.                                                              72,905               96,583
            Infortrend Technology, Inc.                                                           45,900               93,689
        *   K Laser Technology, Inc.                                                              20,343               12,745
        *   Kao Hsing Chang Iron & Steel Corp.                                                   101,000               46,071
            Kaulin Manufacturing Co., Ltd.                                                        18,400               16,655
            Kendra Rubber Industrial Co., Ltd.                                                   110,872               85,028
            King Yuan Electronics Co., Ltd.                                                      396,386              256,441
        *   Kingdom Construction Co., Ltd.                                                       107,000               33,016
        *   King's Town Construction Co., Ltd.                                                    36,000               63,289
            Kinpo Electronics, Inc.                                                              699,560              298,192
            Knowledge-Yield-Excellence Systems Corp.                                              25,966               16,588
            Largan Precision Co., Ltd.                                                            63,000              367,447
        *   Lead Data Co., Ltd.                                                                   86,920               15,794
        *   Lealea Enterprise Co., Ltd.                                                          110,000               21,237
            Lee Chang Yung Chemical Industry Corp.                                                72,075               32,360
        *   Lelon Co., Ltd.                                                                       29,170                9,819
        *   Leofoo Development Co., Ltd.                                                          35,000               12,638
            Li Shin International Enterprise Corp.                                                26,544               10,813

            Lien Hwa Industrial Corp.                                                            119,000               43,200
            Ling Sheng PrecisionIndustrial Corp.                                                  45,000               18,176
            Long Bon Development Co., Ltd.                                                        98,000               31,126
            Long Chen Paper Co., Ltd.                                                             89,000               28,336
            Lucky Cement Corp.                                                                    97,000               26,538
            Meiloon Co., Ltd.                                                                     52,533               43,009
            Mercuries & Associates, Ltd.                                                         112,455               37,105
            Mercuries Data Co., Ltd.                                                              52,504               17,031
            Merry Electronics Co., Ltd.                                                           25,924               58,515
        *   Microelectronics Technology, Inc.                                                     77,000               30,239
            Micro-Star International Co., Ltd.                                                   408,700              245,384
            Mitac International Corp.                                                            483,000              223,450
            Mustek Systems, Inc.                                                                  39,600                9,881
        *   Nankang Rubber Tire Co., Ltd.                                                         75,000               89,323
            National Petroleum Co., Ltd.                                                          35,824               25,398
            Nien Hsing Textile Co., Ltd.                                                         322,000              309,816
            Nien Made Enterprise Co., Ltd.                                                       135,642              198,864
            Optimax Technology Corp.                                                             116,000              258,275
        *   Opto Tech Corp.                                                                       61,000               11,188
        *   Orient Semiconductor Electronics, Ltd.                                               226,487               21,608
            Oriental Union Chemical Corp.                                                        386,678              405,667
        *   Pacific Electric Wire & Cable Corp.                                                  726,000               11,715
            Pan Jit International, Inc.                                                           37,000               23,963
            Pan Overseas Electronics Co., Ltd.                                                    68,407               16,925
        *   Pan-International Industrial Corp.                                                   110,250               77,475
            Phihong Technology Co., Ltd.                                                          41,635               15,413
            Phoenix Precision Technology Corp.                                                   159,583               84,086
            Phoenixtec Power Co., Ltd.                                                           219,725              246,635
        *   Picvue Electronics, Ltd.                                                             181,900               32,194
            Pihsiang Machinery Mfg. Co., Ltd.                                                     49,440               99,441
            Premier Image Technology Corp.                                                       275,550              212,009
            Primax Electronics, Ltd.                                                              61,186               12,348
        *   Prince Housing & Development Corp.                                                   223,000               54,775
        *   Procomp Informatics, Ltd.                                                             21,675                4,305
            Prodisc Technology, Inc.                                                             288,199              105,893
        *   Q-Run Technology Co., Ltd.                                                           212,400              416,718
            Radium Life Tech                                                                      33,000               26,726
            Realtek Semiconductor Corp.                                                          408,000              427,725
            Ritek Corp.                                                                          392,000              140,257
        *   Ruentex Development Co., Ltd.                                                        140,000               27,652
        *   Ruentex Industries, Ltd.                                                             141,000               56,806
            Sampo Corp.                                                                          459,900              100,191
        *   San Fang Chemical Industry Co., Ltd.                                                  44,770               33,425
            Sanyang Industrial Co., Ltd.                                                         205,000               79,113
            Sanyo Electric Co., Ltd.                                                              56,000               30,157
            Senao International Co., Ltd.                                                         34,133               12,789
            Sheng Yu Steel Co., Ltd.                                                             116,980              143,092
            Shihlin Electric & Engineering Corp.                                                 162,000              105,265
        *   Shihlin Paper Corp.                                                                   56,000               39,263
        *   Shinkong Synthetic Fibers Co., Ltd.                                                  388,000              106,728
            Shuttle, Inc.                                                                         35,250               21,668
        *   Silicon Integrated Systems Corp.                                                     695,608              246,225
            Sincere Navigation Corp.                                                             175,391              221,010
        *   Sinkong Spinning Co., Ltd.                                                            60,000               23,480

        *   Sintek Photronics Corp.                                                              203,450               85,726
            Sinyi Realty, Inc.                                                                    26,000               52,203
        *   Solomon Technology Corp.                                                              90,000               17,743
        *   Southeast Cement Co., Ltd.                                                            98,700               24,419
            Springsoft, Inc.                                                                      40,825               83,337
            Stark Technology, Inc.                                                                45,100               19,645
            Sunonwealth Electric Machine Industry Co., Ltd.                                       44,719               18,783
            Sunrex Technology Corp.                                                               42,849               29,127
            Systex Corp., Ltd.                                                                   314,348              104,631
            Ta Chen Stainless Pipe Co., Ltd.                                                      25,000               18,230
        *   Ta Chong Bank                                                                        645,000              238,254
            Ta Ya Elec Wire & Cable Co., Ltd.                                                     92,220               32,099
        *   Taichung Commercial Bank                                                             781,000              294,295
        *   Tainan Business Bank                                                                 179,000               84,119
            Tainan Enterprises Co., Ltd.                                                          28,000               34,712
            Tainan Spinning Co., Ltd.                                                            680,000              196,471
            Taiwan Acceptance Corp.                                                               38,480               35,951
            Taiwan Fire & Marine Insurance Co., Ltd.                                              72,695               40,169
            Taiwan Fu Hsing Industrial Co., Ltd.                                                  30,000               31,000
            Taiwan Green Point Enterprises Co., Ltd.                                              72,899              203,542
            Taiwan Hon Chuan Enterprise Co., Ltd.                                                 20,007               15,762
            Taiwan Kai Yih Industrial Co., Ltd.                                                   28,088               23,494
        *   Taiwan Kolin Co., Ltd.                                                                90,000               18,897
            Taiwan Life Insurance Co., Ltd                                                       259,785              425,959
            Taiwan Mask Corp.                                                                     49,720               23,619
            Taiwan Navigation Co., Ltd.                                                           90,176               79,649
            Taiwan Polypropylene Co., Ltd.                                                        66,586               59,692
            Taiwan Secom                                                                         195,912              224,844
            Taiwan Sogo Shinkong Security Co., Ltd.                                               46,053               23,240
            Taiwan Styrene Monomer Corp.                                                         229,000              168,826
        *   Taiwan Tea Corp.                                                                     220,917               34,783
            Teco Electric & Machinery Co., Ltd.                                                1,140,000              346,823
            Tecom, Ltd.                                                                           41,114               19,646
            Test-Rite International Co., Ltd.                                                     83,405               49,812
        *   The Chinese Bank                                                                     464,000               94,715
        *   The Farmers Bank of China                                                            788,887              265,523
            The First Insurance Co., Ltd.                                                         56,000               34,457
            Ton Yi Industrial Corp.                                                              512,280              143,197
            Tong Yang Industry Co., Ltd.                                                         224,558              337,854
            Transcend Information, Inc.                                                          127,649              247,789
            Tsann Kuen Enterprise Co., Ltd.                                                       62,930               65,313
            TSRC Corp.                                                                           127,000               50,408
            Tung Ho Steel Enterprise Corp.                                                       394,167              299,691
        *   Twinhead International Corp.                                                          60,505               15,584
            TYC Brother Industrial Co., Ltd.                                                      49,140               43,908
        *   Tycoons Group Enterprise Co., Ltd.                                                    72,000               22,360
            U-Ming Marine Transport Corp.                                                        200,100              327,382
        *   Union Bank of Taiwan                                                                 730,000              244,627
        *   Union Insurance Co., Ltd.                                                             99,203               28,339
        *   Unitech Printed Circuit Board Corp.                                                   62,000               25,051
            United Epitaxy Co., Ltd.                                                              52,550               17,975
            United Integration Service Co., Ltd.                                                  48,481               43,259
        *   Universal Cement Corp.                                                                70,560               26,029
            Universal Scientific Industrial Co., Ltd.                                            221,550               78,572

            UPC Technology Corp.                                                                 171,680               67,230
            Usi Corp.                                                                            238,000               87,274
        *   Via Technologies, Inc.                                                               445,000              239,800
            Walsin Technology Corp., Ltd.                                                        100,788               54,672
            Waterland Financial Holdings                                                         682,000              265,604
        *   Wei Chuan Food Corp.                                                                  70,000               23,336
            Weltrend Semiconductor, Inc.                                                          34,529               13,019
            Wintek Corp.                                                                         368,199              336,790
            Wistron Corp.                                                                        370,938              158,973
            World Peace Industrial Co., Ltd.                                                     102,287               62,170
            WUS Printed Circuit Co., Ltd.                                                        138,064               59,341
            Ya Hsin Industrial Co., Ltd.                                                         413,316              379,350
        *   Yageo Corp.                                                                           52,000               17,637
            Yeung Cyang Industrial Co., Ltd.                                                      26,000               27,350
            Yieh Phui Enterprise Co., Ltd.                                                       549,580              386,907
            Yosun Industrial Corp.                                                                21,227               14,115
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          873,972              426,658
            Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                      28,672               36,403
            Yung Shin Pharmaceutical Industrial Co., Ltd.                                         33,000               27,921
            Yung Tay Engineering Co., Ltd.                                                       127,000               67,979
            Zig Sheng Industrial Co., Ltd.                                                        73,840               25,583
            Zinwell Corp.                                                                         26,106               18,524
            Zyxel Communication Corp.                                                            146,692              333,224
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,561,813)                                                                                            25,248,047
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                              84,632
                                                                                                           ------------------
   (Cost $83,062)
   TOTAL -- TAIWAN
     (Cost $24,644,875)                                                                                            25,332,679
                                                                                                           ------------------

   MEXICO -- (7.2%)
   COMMON STOCKS -- (7.2%)
        *   Consorcio Ara S.A.                                                                   616,000            1,813,419
        *   Consorcio Hogar S.A. de C.V. Series B                                                325,000              105,952
            Controladora Comercial Mexicana S.A. de C.V. Series B                              1,326,100            1,485,945
        *   Corporacion Geo S.A. de C.V. Series B                                              1,330,000            2,487,808
        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                      703,769            1,905,679
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,623                  217
            Corporativo Fragua S.A. de C.V. Series B                                                  31                  110
        *   Desc S.A. de C.V. Series B                                                           981,833              265,863
            Embotelladora Arca SA de CV , Mexico                                                 770,000            1,433,451
        *   Empaques Ponderosa S.A. de C.V. Series B                                             206,000               14,679
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                    6,256,350            2,234,660
            Empresas la Moderna S.A. de C.V. Series A                                            610,700               64,188
        *   GPo Iusacell                                                                          51,405               98,444
            Gruma S.A. de C.V. Series B                                                          414,000              865,853
            Grupo Cementos de Chihuahua, S.A. de C.V.                                            474,900              966,572
            Grupo Continental S.A.                                                                 5,500                9,014

            Grupo Corvi S.A. de C.V. Series L                                                    100,000               21,110
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                   9,441                2,523
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  23,928                6,394
            Grupo Industrial Maseca S.A. de C.V. Series B                                        480,000              230,877
            Grupo Industrial Saltillo Unique Series                                               97,600              158,744
        *   Grupo Nutrisa S.A. de C.V.                                                               188                   67
            Grupo Posadas S.A. de C.V. Series L                                                  199,000              124,079
        *   Grupo Qumma S.A. de C.V. Series B                                                    105,334                1,689
        *   Grupo Tribasa S.A. de C.V.                                                            67,110                    0
        *   Herdez Common Series                                                                 107,000               50,990
        *   Hylsamex S.A. de C.V. Series B                                                        82,000              239,571
            Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and
              Series L)                                                                           66,000              141,092
            Industrias Penoles S.A. de C.V.                                                      162,000              844,145
        *   Industrias S.A. de C.V. Series B                                                      37,000              258,712
        *   Jugos del Valle S.A. de C.V. Series B                                                 37,900               50,672
        *   Movilaccess S.A. de C.V. Series B                                                     13,489               40,851
            Nadro S.A. de C.V. Series B                                                          242,967              139,481
        *   Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share
              Series B, 1 share Series C & 1 share Series D)                                       3,300                2,822
            Vitro S.A.                                                                           811,000              751,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,921,083)                                                                                            16,816,950
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                                7,007
                                                                                                           ------------------
   (Cost $8,636)
   TOTAL -- MEXICO
     (Cost $11,929,719)                                                                                            16,823,957
                                                                                                           ------------------

   TURKEY -- (7.1%)
   COMMON STOCKS -- (7.1%)
        *   Adana Cimento Sanayi Ticaret A.S.                                                253,683,148              230,122
        *   Ak Enerji A.S.                                                                    80,193,300              328,229
        *   Akal Tekstil A.S.                                                                  2,779,875               11,237
            Akcansa Cimento Sanayi ve Ticaret A.S.                                           274,876,875              905,329
        *   Aksa                                                                              38,821,296              407,057
            Aksigorta A.S.                                                                   285,150,627              908,152
        *   Aksu Iplik Dokuma ve Boya Apre Fab A.S.                                            4,477,695               13,058
        *   Aktas Elektrik Ticaret A.S.                                                          370,000               38,743
        *   Alarko Holding                                                                    21,706,400              526,762
        *   Alarko Sanayii ve Ticaret A.S.                                                    14,579,992              105,926
            Alkim Alkali Kimya A.S.                                                           27,197,500               87,170
        *   Alternatifbank A.S.                                                               97,063,680               53,548
        *   Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.                              21,960,000               19,772
        *   Anadolu Anonim Turk Sigorta Sirketi                                              122,999,220              247,194
            Anadolu Cam Sanayii A.S.                                                         251,092,987              781,364
        *   Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series C                            15,586,000              119,689
        *   Ayen Enerji A.S.                                                                  17,941,000              154,128
        *   Bagfas Bandirma Gubre Fabrik                                                       3,450,000               57,179
            Bandirma Vitaminli Yem Sanayii Ticaret A.S.                                      147,698,184              187,647
            Bati Cimento A.S.                                                                110,525,696              223,688

        *   Bekoteknik Sanayi A.S.                                                           117,449,601              422,228
        *   Bolu Cimento Sanayi A.S.                                                         111,833,881              172,796
            Borusan                                                                           36,993,000              330,026
        *   Bossa Ticaret ve Sanayi Isletmeleri A.S.                                         128,217,000              172,683
        *   Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                                   5,857,000              293,931
            Bursa Cimento Fabrikasi A.S.                                                      57,680,000              291,848
        *   Carsi Buyuk Magazacilik                                                          122,086,500              142,163
        *   Celebi Hava Servisi A.S.                                                          28,354,500              147,136
            CIMSA A.S. (Cimento Sanayi ve Ticaret)                                           228,659,400              701,187
        *   Deva Holding A.S.                                                                 64,797,995               72,176
        *   Doktas Dokumculuk Ticaret ve Sanayi A.S.                                          63,993,600               88,811
            Eczacibasi Ilac                                                                  246,690,000              325,595
        *   Eczacibasi Yapi Gere                                                             116,012,250              144,354
        *   Ege Seramik Co., Inc.                                                             44,835,048               38,832
        *   Egeplast Plastik Ticaret ve Sanayi A.S.                                            7,720,000                8,023
        *   Finansbank                                                                       725,696,395              820,933
        *   Global Menkul Degerler A.S.                                                       46,576,164               35,757
        *   Goldas Kuyumculuk Sanayi A.S.                                                     88,799,600              102,374
            Goltas Cimento                                                                     7,128,000               69,215
        *   Good Year Lastikleri A.S.                                                         14,659,125              148,502
        *   GSD Holdings A.S.                                                                 62,399,999               26,118
        *   Gubre Fabrikalari Ticaret A.S.                                                     8,436,960               15,676
        *   Gunes Sigorta A.S.                                                                68,999,305               75,096
        *   Hektas Ticaret A.S.                                                               25,477,235               17,623
        *   Ihlas Holding                                                                    485,407,497              369,401
        *   Isiklar Ambalaj Sansuii ve Ticaret A.S.                                            6,417,150                5,914
        *   Istanbul Motor Piston ve Pim Sanayi A.S.                                             229,000               67,598
        *   Izmir Demir Celik                                                                 57,269,250              142,207
            Karsu Tekstil Sanayii ve Ticaret A.S.                                             17,040,000               15,492
            Kartonsan                                                                          1,698,750              157,530
        *   Kav Orman Sanayii A.S.                                                             4,654,650               10,407
        *   Kerevitas Gida Sanayi ve Ticaret A.S.                                              2,532,000                6,510
            Konya Cimento                                                                      4,921,000               96,138
        *   Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.       146,305,500              242,473
        *   Kutahya Porslen Sanayii A.S.                                                       2,617,000               42,559
        *   Mardin Cimento                                                                    38,235,750              261,880
            Marshall Boya ve Vernik Sanayii A.S.                                               4,372,000               62,459
        *   Medya Holdings A.S. Series C                                                      15,849,000               76,341
        *   Menderes Tekstil Sanayi ve Ticaret A.S.                                          104,549,000               49,627
        *   Merko Gida Sanayi ve Ticaret A.S. Series A                                        10,580,000                5,310
        *   Milliyet Gazetecilik A.S.                                                        105,300,059              183,666
        *   Milpa Ticari ve Sinai Urunler Pazarlama                                           13,329,360               12,637
        *   Mudurnu Tavukculuk A.S.                                                            1,740,000                  547
            Mutlu Aku                                                                          1,527,000               12,762
        *   Nergis Holding A.S.                                                                1,784,000                4,608
        *   Net Holding A.S.                                                                  15,942,722                9,768
        *   Net Turizm Ticaret ve Sanayi                                                      16,830,000               11,949
        *   Netas Northern Electric Telekomunikasyon A.S.                                      8,756,500              191,228
        *   Olmuksa Mukavva Sanayi ve Ticaret A.S.                                            20,976,000               36,591
        *   Otobus Karoseri Sanayi A.S.                                                       44,321,167              174,687
            Pinar Sut Mamulleri Sanayii A.S.                                                  35,215,425               47,516
        *   Raks Elektroniks A.S.                                                              2,730,000                2,649
        *   Sanko Pazarlama Ithalat Ihracat A.S.                                              48,903,000              135,381

            Sarkuysan Elektrolitik Bakir Sanayi A.S.                                          54,998,310               72,922
        *   Sasa Suni ve Sentetik Elyat Sanayi A.S.                                          310,985,000              345,724
        *   Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                                6,300,000                5,331
        *   Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret A.S.                        365,309,000              382,817
        *   Tat Konserve Sanayii A.S.                                                         63,787,500              120,509
        *   Tekstil Bankasi A.S.                                                             121,274,079               46,490
        *   Teletas Telekomunikasyon Endustri Ticaret A.S.                                     8,799,000               67,026
            Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.                               39,939,000               69,669
            Trakya Cam Sanayii A.S.                                                          154,764,866              401,800
        *   Turk Demir Dokum Fabrikalari                                                      60,749,982              149,307
            Turk Dis Ticaret Bankasi A.S.                                                    447,650,919              506,071
        *   Turk Siemens Kablo ve Elektrik Sanayi A.S.                                        39,702,000               69,912
            Turk Sise ve Cam Fabrikalari A.S.                                                266,805,054              626,488
            Ulker Gida Sanayi Ve Ticaret                                                     101,003,282              387,963
            USAS (Ucak Servisi A.S.)                                                          11,938,000              351,407
        *   Uzel Makina Sanayi A.S.                                                          156,941,250              223,810
        *   Vakif Finansal Kiralama A.S.                                                       5,450,302                6,854
        *   Yunsa Yunlu Sanayi ve Ticaret A.S.                                                10,027,800               10,483
        *   Zorlu Enerji Elektrik Uretimi Otoproduktor Gruba A.S.                            100,448,373              357,027
                                                                                                           ------------------
   TOTAL -- TURKEY
     (Cost $10,666,112)                                                                                            16,706,522
                                                                                                           ------------------

   ISRAEL -- (6.9%)
   COMMON STOCKS -- (6.9%)
        *   Afcon Industries                                                                         159                2,862
            Agis Industries (1983), Ltd.                                                           5,417              155,046
            Albad Massuot Yitzhak, Ltd.                                                            7,600               99,953
            Alony Hetz Properties & Investments, Ltd.                                             46,080              116,134
            American Israeli Paper Mills, Ltd.                                                     5,035              282,526
        *   Analyst I.M.S.                                                                         4,574               34,333
        *   AudioCodes, Ltd.                                                                      51,866              776,522
        *   Azorim Investment Development & Construction Co., Ltd.                                50,019              402,657
        *   Baran Group, Ltd.                                                                      9,500               70,118
        *   Beit Shemesh Engines Holdings (1997), Ltd.                                             3,351                8,243
            Blue Square Chain Stores Properties & Investments, Ltd.                               20,602              185,584
            Blue Square Israel, Ltd.                                                              64,320              609,852
        *   C Mer Industries, Ltd.                                                                 7,900               71,312
        *   Compugen, Ltd.                                                                        11,938               53,480
        *   Dan Vehicle & Transportation                                                           6,992               29,503
            Danya Cebus, Ltd.                                                                     19,413               93,113
            Delek Automotive Systems, Ltd.                                                       113,889              749,074
        *   Delek Drilling                                                                       599,731              271,462
            Delta Galil Industries, Ltd.                                                          29,002              270,251
        *   Direct Insurance - I.D.I. Insurance Co., Ltd.                                         59,860              122,873
        *   Discount Mortgage Bank, Ltd.                                                           1,320              126,457
        *   Elbit Medical Imaging                                                                 30,809              292,493
            Elco Industries (1975)                                                                 5,476               21,094
            Electra Consumer                                                                      22,800              170,484
            Electra Israel, Ltd.                                                                   3,700              240,380
        *   Electronics Line 3000, Ltd.                                                            3,428                4,556
        *   Electronics Line, Ltd.                                                                 3,169               21,602

        *   Elron Electronic Industries, Ltd.                                                     40,100              575,333
        *   Feuchtwanger Investments 1984, Ltd.                                                    4,200                2,414
        *   First International Bank of Israel, Ltd.                                             336,336              414,000
            FMS Enterprises Migun, Ltd.                                                           11,746              420,042
        *   Formula Systems (1985), Ltd.                                                          12,170              185,596
        *   Formula Vision Technologies, Ltd.                                                      1,604                1,322
            Frutarom Industries (1995), Ltd.                                                      59,977              438,693
            Gachelet Invetment Co., Ltd.                                                             653               37,182
        *   Granite Hacarmel Investments, Ltd.                                                    19,200               28,517
        *   Ham-Let Ltd                                                                            6,342               36,282
        *   Housing & Construction Holding Co., Ltd.                                             516,118              333,424
            Industrial Building Corp., Ltd.                                                      310,880              344,606
            Investec Bank, Ltd.                                                                    3,222              105,063
        *   Israel Land Development Co., Ltd.                                                     26,000               69,266
            Israel Petrochemical Enterprises, Ltd.                                                36,175              258,765
        *   Israel Salt Industries                                                                38,139              148,189
            Ituran                                                                                 7,011              184,137
        *   J.O.E.L. Jerusalem Oil Exploration, Ltd.                                               6,178               34,789
            Knafaim-Arkia Holdings, Ltd.                                                          15,738              207,815
        *   Koor Industries, Ltd.                                                                 19,500              907,196
        *   Leader Holding & Investments, Ltd.                                                    11,500               15,254
            Lipman Electronic Engineering, Ltd.                                                   28,513              816,829
        *   Magal Security Systems, Ltd.                                                           7,322               95,884
        *   Magic Software Enterprises, Ltd.                                                      24,908               84,650
        *   Matav Cable Israel                                                                    40,906              333,519
            Medtechnica, Ltd.                                                                     14,470               64,079
            Mehadrin, Ltd.                                                                         3,887               62,763
        *   Metalink, Ltd.                                                                        22,247              118,636
            Middle East Tube Co.                                                                  19,000               18,845
            Miloumor, Ltd.                                                                        12,658               52,107
            Mivtach Shamir Holdings, Ltd.                                                         12,000              172,444
        *   Naphtha Israel Petroleum Corp.                                                       105,630               14,566
        *   Nice Systems, Ltd.                                                                    17,433              493,705
        *   Nisko Industries (1992), Ltd.                                                          3,343               19,854
        *   OCIF Investments and Development, Ltd.                                                 1,100               13,779
        *   Orckit Communications, Ltd.                                                            1,856               44,529
            Ormat Industries, Ltd.                                                               134,842              603,148
            Packer Plada, Ltd.                                                                       422               22,473
            Property and Building Corp., Ltd.                                                      6,545              491,745
        *   RADVision, Ltd.                                                                       22,903              300,833
            Rapac Electronics, Ltd.                                                                6,000               15,210
            Rapac Technologies (2000), Ltd.                                                        6,000               14,342
        *   Retalix, Ltd.                                                                         16,109              308,504
            Scitex Corp., Ltd.                                                                    46,509              210,213
        *   Shrem Fudim Kelner & Co., Ltd.                                                         6,600               18,171
            Suny Electronic Inc., Ltd.                                                            37,700              201,754
        *   Super-Sol, Ltd. Series B                                                             286,153              670,700
            Tadiran Communications, Ltd.                                                          15,591              479,492
        *   Team Computer & Systems, Ltd.                                                          1,400               15,022
            Telsys, Ltd. Electronic Engineering                                                    5,300               27,268
        *   Tower Semiconductor, Ltd.                                                             68,316              142,578
        *   Union Bank of Israel, Ltd.                                                            55,564              187,172
            Ytong Industries, Ltd.                                                                52,585               42,523
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,974,272)                                                                                            16,187,186
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07                           16,263               10,090
        *   Delek Drilling Warrants 07/31/04                                                      27,376                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         10,090
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $11,974,272)                                                                                            16,197,276
                                                                                                           ------------------

   INDONESIA -- (6.3%)
   COMMON STOCKS -- (6.3%)
        *   PT Artha Graya Investama Sentral Tbk                                               4,773,000               55,618
            PT Asahimas Flat Glass Co., Ltd.                                                   1,271,000              338,899
            PT Astra Agro Lestari Tbk                                                          6,656,000            2,432,608
            PT Astra Graphia Tbk                                                               4,549,000              178,953
            PT Bank NISP Tbk                                                                  13,832,920            1,070,567
        *   PT Batu Buana                                                                         77,715                1,252
            PT Berlian Laju Tanker Tbk                                                        14,767,200            1,306,803
            PT Bhakti Investama Tbk                                                            9,031,500              270,565
        *   PT Branta Mulia Tbk                                                                   66,000                5,867
        *   PT Budi Acid Jaya Tbk                                                              1,449,000               19,282
        *   PT Charoen Pokphand Indonesia Tbk                                                  3,406,500              105,665
        *   PT Citra Marga Nusaphala Persada                                                   6,649,500              608,532
        *   PT Clipan Finance Indonesia Tbk                                                    3,133,000              144,369
            PT Dankos Laboratories Tbk                                                         6,022,800              517,025
        *   PT Davomas Adabi Tbk                                                               4,192,000              510,379
        *   PT Dharmala Intiland                                                                 277,400                2,767
            PT Dynaplast Tbk                                                                   1,038,000              210,121
            PT Enseval Putera Megatrading Tbk                                                  6,380,000              388,620
        *   PT Eterindo Wahanatama Tbk                                                           397,000                7,711
        *   PT Ever Shine Textile Tbk                                                          4,029,640               62,683
        *   PT GT Petrochem Industries Tbk                                                       918,000               39,630
        *   PT Hero Supermarket Tbk                                                               33,000                6,760
        *   PT Indal Aluminium Industry                                                           47,000                1,310
            PT Indorama Synthetics Tbk                                                         2,211,000              165,554
        *   PT Jaya Real Property                                                                393,500               79,787
            PT Kalbe Farma Tbk                                                                25,907,600            1,790,024
        *   PT Karwell Indonesia                                                                 138,000                6,287
        *   PT Kawasan Industry Jababeka Tbk                                                  43,401,000              575,827
        *   PT Keramika Indonesia Assosiasi Tbk                                                  100,000                1,944
            PT Komatsu Indonesia Tbk                                                             860,000              271,234
            PT Lautan Luas Tbk                                                                 1,887,500               82,748
            PT Matahari Putra Prima Tbk Foreign                                                2,609,000              179,974
            PT Mayorah Indah                                                                   2,473,500              356,049
        *   PT Metrodata Electronics Tbk                                                       3,981,000               37,294
        *   PT Modern Photo Tbk                                                                   40,000                2,655
        *   PT Mulia Industrindo                                                                 542,000               16,831
        *   PT Mustika Ratu Tbk                                                                  723,000               33,701
        *   PT Pakuwon Jati Tbk                                                                   63,000                2,592

        *   PT Panasia Indosyntec Tbk                                                             79,000                4,279
        *   PT Panin Insurance Tbk                                                             7,979,000              295,770
        *   PT Prasidha Aneka Niaga Tbk                                                           84,000                  840
            PT Pudjiadi Prestige, Ltd. Tbk                                                        45,500                1,744
        *   PT Putra Sejahtera Pioneerindo                                                        29,000                1,088
            PT Rig Tenders Indonesia Tbk                                                       1,780,000              183,573
            PT Selamat Semp Tbk                                                                1,920,000               64,972
        *   PT Semen Cibinong Tbk                                                                702,000               40,406
        *   PT Sinar Mas Agro Resources and Technology Tbk                                        87,792               30,239
            PT Summarecon Agung Tbk                                                            6,332,000              454,397
        *   PT Sunson Textile Manufacturer Tbk                                                   343,000                5,197
        *   PT Suparma Tbk                                                                     2,400,000               49,118
        *   PT Surabaya Agung Industri Pulp & Paper                                               64,500                  466
        *   PT Surya Dumai Industri Tbk                                                        3,298,500              137,438
        *   PT Suryamas Dutamakmur                                                               125,000                  968
            PT Tempo Scan Pacific                                                                471,500              460,409
        *   PT Texmaco Jaya Tbk                                                                   93,000               30,483
            PT Timah Tbk                                                                       1,701,000              409,390
            PT Trias Sentosa Tbk                                                               9,198,400              218,816
            PT Trimegah Sec Tbk                                                                9,961,000              204,164
            PT Tunas Ridean Tbk                                                                1,987,000              132,809
        *   PT Ultrajaya Milk Industry & Trading Co.                                             390,000               18,386
            PT Unggul Indah Corp. Tbk                                                             48,239               11,256
        *   PT United Tractors                                                                   501,760              110,877
        *   PT Wicaksana Overseas International                                                   28,560                  530
                                                                                                           ------------------
   TOTAL -- INDONESIA
     (Cost $8,065,050)                                                                                             14,756,102
                                                                                                           ------------------

   THAILAND -- (6.0%)
   COMMON STOCKS -- (6.0%)
            A.J. Plast Public Co., Ltd. (Foreign)                                                166,500               26,828
        *   Adkinson Securities Public Co., Ltd. (Foreign)                                       138,150               27,693
        *   Advance Agro Public Co., Ltd. (Foreign)                                              809,000              518,327
            Aeon Thana Sinsap (Thailand) Public Co., Ltd.                                        142,500              119,322
            Amarin Plaza Public Co., Ltd. (Foreign)                                              523,680               33,752
            Amata Corp. Public Co., Ltd.                                                       1,120,500              292,848
        *   Asia Securities Trading Public Co., Ltd. (Foreign)                                   147,500              275,089
            Asian Property Development Public Co., Ltd. (Foreign)                              2,483,200              239,436
            Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                            485,033              200,610
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,170,400              739,481
            Bangkok Insurance Public Co., Ltd.                                                    35,880              207,578
        *   Bangkok Land Co., Ltd. (Foreign)                                                   5,416,570               94,835
        *   Bangkok Rubber Public Co., Ltd. (Foreign)                                             14,600                  919
            Big C Supercenter Public Co., Ltd. (Foreign)                                          87,000               41,502
        *   Book Club Finance Public Co., Ltd.                                                   157,200               20,343
            Cal-Comp Electronics (Thailand) Public Co., Ltd.                                     322,900              286,767
            Capital Nomura Securities Public Co., Ltd. (Foreign)                                  46,000               81,705
        *   Central Paper Industry Public Co., Ltd. (Foreign)                                     19,800                1,055
            Central Pattana Public Co., Ltd. (Foreign)                                           808,400              168,203
            Central Plaza Hotel Public Co., Ltd. (Foreign)                                        79,000               37,084
        *   Ch Karnchang Public Co., Ltd. (Foreign)                                            1,403,700              484,403

            Charoong Thai Wire & Cable Public Co., Ltd.                                          130,000               25,400
            Compass East Ind-Foreign                                                             122,000               29,254
            Dynasty Ceramic Public Co., Ltd.                                                     232,500               83,183
        *   Eastern Star Real Estate Public Co., Ltd. (Foreign)                                1,537,600               22,239
             astern Water Resources Development & Management Public Co., Ltd.
            E  (Foreign)                                                                         108,120               87,791
            Fancy Wood Industries Public Co., Ltd.                                               260,800               40,367
        *   GFPT Public Co., Ltd.                                                                 71,400               19,204
            GMM Grammy Public Co., Ltd. (Foreign)                                                460,000              190,256
        *   Golden Land Property Development Public Co., Ltd. (Foreign)                          485,616              104,122
            Hana Microelectronics Public Co., Ltd.                                             1,051,891              523,143
            Hermraj Land & Development Public Co., Ltd.                                        3,087,400               79,907
            Home Product Center Public Co., Ltd.                                                 417,900               44,961
            ICC International Public Co., Ltd.                                                   155,000              153,387
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          975,170              583,964
        *   International Engineering Public Co., Ltd. (Foreign)                                  20,000                  416
        *   ITV Public Co., Ltd.                                                                 890,300              329,824
        *   Jasmine International Public Co., Ltd. (Foreign)                                   8,436,600              149,851
        *   K.R. Precision Public Co., Ltd. (Foreign)                                            320,598               20,500
            Kang Yong Electric Public Co., Ltd. (Foreign)                                          7,200               11,875
            KCE Electronics Public Co., Ltd. (Foreign)                                           204,000               40,376
        *   Keppel Thai Properties Public Co., Ltd.                                                8,360                  789
            KGI Securities One Public Co., Ltd. (Foreign)                                      1,465,546              127,180
            Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                                    32,200               41,261
            Loxley Public Co., Ltd. (Foreign)                                                    958,120               86,549
            LPN Development Public Co., Ltd. (Foreign)                                           415,250               31,821
        *   Major Cineplex Group Public Co., Ltd.                                                312,500              103,876
            MBK Development Public Co., Ltd.                                                     114,000              139,571
        *   Media of Medias Public Co., Ltd. (Foreign)                                             9,100                1,963
            MFC Asset Management Public Co., Ltd. (Foreign)                                        5,000                2,093
        *   Millennium Steel Public Co., Ltd.                                                  1,836,900               97,881
            MK Real Estate Development Public Co., Ltd. (Foreign)                                472,260               26,842
            Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                              9,900               78,878
        *   Nakornthai Strip Mill Public Co., Ltd.                                             9,747,200              450,137
            Nation Multimedia Group Public Co., Ltd. (Foreign)                                   146,259               48,246
            National Finance and Securities Public Co., Ltd. (Foreign)                         1,387,000              443,446
        *   Natural Park Public Co., Ltd. (Foreign)                                            3,032,400              100,028
            Noble Development Public Co., Ltd.                                                   260,100               30,359
        *   Pacific Assets Public Co., Ltd. (Foreign)                                            141,000               17,173
        *   Padaeng Industry Public Co., Ltd. (Foreign)                                           73,800               22,471
            Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                                   5,500                4,082
            Phatra Insurance Public Co., Ltd.                                                     10,000               38,569
            Phoenix Pulp and Paper Public Co., Ltd. (Foreign)                                     62,800              173,692
        *   Picnic Gas & Engineering Public Co., Ltd.                                            521,800              203,901
        *   Prasit Development Public Co., Ltd. (Foreign)                                         29,700                1,130
            Quality Houses Public Co., Ltd. (Foreign)                                          3,370,500              104,339
            Regional Container Lines Public Co., Ltd.                                            869,900              667,711
        *   Robinson Department Store Public Co., Ltd. (Foreign)                                  18,525                1,589
            Saha Pathana Inter-Holding Public Co., Ltd.                                          350,000              123,446
            Saha-Union Public Co., Ltd. (Foreign)                                                279,500              127,658
        *   Samart Corporation Public Co., Ltd.                                                  539,500              101,302
            Sammakorn Public Co., Ltd. (Foreign)                                                  75,000                3,806
            Sansiri Public Co., Ltd.                                                             780,566               64,965
            Seamico Securities Public Co., Ltd.                                                  448,722               94,504

            Serm Suk Public Co., Ltd. (Foreign)                                                   10,000                5,303
            Shinawatra Satellite Public Co., Ltd. (Foreign)                                      876,300              393,568
            Siam Food Products Public Co., Ltd. (Foreign)                                          9,000               17,813
            Siam Industrial Credit Public Co., Ltd.                                              352,862               55,065
            Siam Makro Public Co., Ltd. (Foreign)                                                219,700              284,311
            Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)                    1,002,900              220,124
            Sri Trang Agro Industry Public Co., Ltd. (Foreign)                                    30,496               41,786
            Srithai Superware Public Co., Ltd. (Foreign)                                          16,400                3,079
        *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)                             54                4,522
        *   STP & I Public Co., Ltd.                                                             138,700                6,124
        *   Sun Tech Group Public Co., Ltd. (Foreign)                                             27,200                1,932
            Supalai (Forign)                                                                     346,000               24,758
            SVI Public Co., Ltd.                                                                 122,266               35,988
        *   Tanayong Public Co., Ltd. (Foreign)                                                  261,000                6,623
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       2,633,800              487,864
            Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                  528,000              265,273
            Thai Reinsurance Public Co., Ltd. (Foreign)                                          660,300               69,699
            Thai Rung Union Car Public Co., Ltd. (Foreign)                                       165,000               46,892
            Thai Stanley Electric (Thailand) Public Co., Ltd.                                     60,400              199,239
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                                 64,800               41,928
            Thai Vegetable Oil-Foreign                                                           482,600              121,232
            Thai Wacoal Public Co., Ltd.                                                          78,000               67,293
            Thai-German Ceramic Industry Public Co., Ltd. (Foreign)                              361,000               28,580
        *   Tipco Asphalt Public Co., Ltd. (Foreign)                                              95,200               57,975
            TIPCO Foods (Thailand) Public Co., Ltd.                                              147,620               16,556
            TISCO Finance Public Co., Ltd. (Foreign)                                             745,900              454,240
        *   TT&T Public Co., Ltd. (Foreign)                                                    2,897,900              316,188
        *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                                         126,728                6,174
        *   Tycoons Worldwide Group Public Co., Ltd.                                             133,000               40,835
        *   United Communication Industry Public Co., Ltd. (Foreign)                             139,000              236,311
            United Palm Oil Industry Public Co., Ltd.                                             21,000               23,446
            Vanachai Group Co-Foreign                                                          1,564,866              323,615
        *   Vinythai Public Co., Ltd. (Foreign)                                                1,019,234              300,003
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $12,072,322)                                                                                            14,203,397
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Thailand Baht                                                                                                 783
                                                                                                           ------------------
   (Cost $775)
   RIGHTS/WARRANTS -- (0.0%)
        *   Bangkok Land (Foreign) Warrants 2006                                                 217,330                    0
        *   Eastern Water Resources Develpoment & Management Public Co., Ltd.
              (Foreign) Warrants 11/02/04                                                         28,832                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------

   TOTAL -- THAILAND
     (Cost $12,073,097)                                                                                            14,204,180
                                                                                                           ------------------

   POLAND -- (3.3%)
   COMMON STOCKS -- (3.3%)
        *   Amica Wronki SA                                                                       18,410              204,676
        *   Budimex SA                                                                            28,076              380,513
        *   Cersanit-Krasnystaw SA                                                                22,217              777,351
        *   Computerland SA                                                                       14,630              488,215
            Debica SA                                                                             19,184              610,063
        *   Echo Investment SA                                                                    19,155              523,112
        *   Fabryki Mebli Forte SA                                                                39,475              157,903
        *   Farmacol SA                                                                           39,250              353,378
        *   Huta Ferrum SA                                                                           309                  815
        *   Impexmetal SA                                                                         23,067              365,975
            Kroscienskie Huty Szkla Krosno SA                                                      2,000               82,025
        *   Kutnowskie Zaklady Farmaceutyczne Polfa SA                                             3,498              363,624
            Lentex SA                                                                             13,464              107,001
        *   Mostostal Export SA                                                                   42,087               18,495
            Mostostal Siedlce SA                                                                  17,520              202,852
        *   Mostostal Warszawa SA                                                                 18,600               35,988
        *   Mostostal Zabrze Holding SA                                                           18,293                4,364
        *   Netia Holdings SA                                                                     43,672               61,075
        *   Ocean Company SA                                                                       8,530                  325
        *   Optimus Technologie                                                                    7,500               21,698
            Orbis SA                                                                              25,000              190,049
            Polifarb Cieszyn Wroclaw SA                                                           98,435              240,925
            Polska Grupa Farmaceutyczna SA                                                        22,323              416,936
        *   Prosper SA                                                                            12,770               47,927
            Przedsiebiorstwo Farmaceutyczne JELFA SA                                              14,330              242,327
        *   Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                                       16,774               21,888
        *   Raciborska Fabryka Kotlow SA                                                          37,758              156,597
        *   Softbank SA                                                                           44,730              364,039
        *   Stalexport SA                                                                         11,514                9,771
        *   Ster-Projekt SA                                                                       20,650               40,003
            Zaklad Przetworstwa Hutniczego Stalprodukt SA                                          8,169              206,862
            Zaklady Metali Lekkich Kety SA                                                        19,615              822,546
        *   Zaklady Tluszcowe Kruszwica SA                                                        23,610              255,234
                                                                                                           ------------------
   TOTAL -- POLAND
     (Cost $4,125,018)                                                                                              7,774,552
                                                                                                           ------------------

   PHILIPPINES -- (2.3%)
   COMMON STOCKS -- (2.3%)
            Alaska Milk Corp.                                                                  1,404,000               73,719
            Bacnotan Consolidated Industries, Inc.                                               122,234               34,528
        *   Belle Corp.                                                                       20,937,000              223,390
        *   C & P Homes, Inc.                                                                  6,477,000               33,477
        *   Digital Telecommunications (Philippines), Inc.                                    20,973,000              707,490
            EDSA Properties Holdings, Inc.                                                     1,759,970               21,921
        *   EEI Corp.                                                                          1,108,000                7,054
        *   Fil-Estate Land, Inc.                                                              3,170,700               28,132
        *   Filinvest Development Corp.                                                        4,664,500               81,752
        *   Filinvest Land, Inc.                                                              25,798,050              495,096
            Ginebra San Miguel, Inc.                                                           1,065,200              587,367
        *   Global Equities, Inc.                                                                886,462                  942

        *   House of Investments, Inc.                                                           732,000                8,271
        *   International Container Terminal Services, Inc.                                    4,593,837              473,722
        *   Ionics, Inc.                                                                         769,825               20,164
        *   IVantage Corp.                                                                       593,400                8,450
            Keppel Philippines Marine, Inc.                                                      610,000                3,690
        *   Lepanto Consolidated Mining Co. Series B                                           1,925,000                9,585
        *   Mabuhay Holdings Corp.                                                               516,000                1,400
        *   Macroasia Corp.                                                                    2,237,500               53,710
        *   Manila Jockey Club, Inc.                                                             130,622                6,973
        *   Megaworld Properties & Holdings, Inc.                                             21,843,500              488,457
        *   Metro Pacific Corp.                                                               45,763,860              334,217
        *   Negros Navigation Co., Inc.                                                           31,100                  205
        *   Philex Mining Corp. Series B                                                         150,000                1,334
        *   Philippine Bank of Communications                                                     14,726               20,962
        *   Philippine National Bank                                                             929,975              376,191
        *   Philippine National Construction Corp.                                               173,000               11,390
            Philippine Savings Bank                                                              317,212              160,864
        *   Pilipino Telephone Corp.                                                           1,692,000               76,662
        *   Prime Orion Philippines, Inc.                                                      2,920,000                8,782
            Republic Glass Holding Corp.                                                         507,500               15,713
        *   RFM Corp.                                                                          2,378,934               29,318
            Robinson's Land Corp. Series B                                                     3,402,000              148,944
            Security Bank Corp.                                                                  320,842              154,376
            SM Development Corp.                                                               4,971,000              127,050
            Soriano (A.) Corp.                                                                 3,430,211               96,317
            Union Bank of the Philippines                                                         47,500               19,432
        *   United Paragon Mining Corp.                                                          322,500                  746
        *   Universal Rightfield Property Holdings, Inc.                                       1,062,000                  529
            Universal Robina Corp.                                                             3,158,100              561,277
        *   Victorias Milling Co., Inc.                                                          139,680                2,163
        *   Vitarich Corp.                                                                       176,000                  908
                                                                                                           ------------------
   TOTAL -- PHILIPPINES
     (Cost $6,088,006)                                                                                              5,516,670
                                                                                                           ------------------

   HUNGARY -- (2.2%)
   COMMON STOCKS -- (2.2%)
        *   Danubius Hotel & Spa RT                                                               58,038            1,700,654
            Delmagyarorszagi Aramszolgaltato Demasz RT                                            15,581            1,182,071
        *   Fotex First Hungarian-American Photo Service Co.                                     749,391              581,193
        *   Globus Konzervipari RT                                                               101,338              330,693
        *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                                    67,414              348,154
        *   North American Business Industries RT                                                 51,024              121,971
        *   Pannonplast P.L.C.                                                                    39,441              260,721
        *   Raba Hungarian Railway Carriage & Machine Works                                      143,528              498,254
        *   Synergon Information Systems Ltd., Budapest                                           30,190               54,451
            Zwack Unicum Liqueur Industry & Trading Co., Ltd.                                      1,100               50,680
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $4,841,731)                                                                                              5,128,842
                                                                                                           ------------------

   ARGENTINA -- (1.2%)
   COMMON STOCKS -- (1.2%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    482,431              687,949
        *   Alpargatas SA Industrial y Comercial                                                   1,007                  476
            Banco del Sud Sociedad Anonima Series B                                               89,000               96,260
        *   Banco Suquia SA                                                                       76,789               12,236
        *   Capex SA Series A                                                                     26,370               39,896
        *   Celulosa Argentina SA Series B                                                         6,375                5,315
        *   Central Costanera SA Series B                                                         50,000               63,092
        *   Central Puerto SA Series B                                                            61,000               31,417
            Cresud SA Comercial Industrial Financiera y Agropecuaria                             201,401              282,012
            DYCASA SA (Dragados y Construcciones Argentina) Series B                              23,052               18,551
        *   Ferrum SA de Ceramica y Metalurgica Series B                                          25,200               26,972
        *   Fiplasto SA Comercial y Industrial                                                    12,000                5,292
        *   Garovaglio y Zorraquin SA                                                             14,160                1,937
            Importadora y Exportadora de la Patagonia Series B                                    11,500               52,566
        *   Introductora de Buenos Aires SA Series A                                               9,832                5,459
        *   IRSA Inversiones y Representaciones SA                                               379,635              366,611
        *   Juan Minetti SA                                                                      131,531              143,107
            Ledesma S.A.A.I.                                                                     387,128              239,262
        *   Metrogas SA Series B                                                                  90,000               32,737
        *   Polledo SA Industrial y Constructora y Financiera                                     88,891               14,879
        *   Quimica Estrella SA Series B                                                          30,460                8,530
        *   Renault Argentina SA                                                                 624,451              122,616
        *   Sol Petroleo SA                                                                       50,662                7,828
            Solvay Indupa S.A.I.C.                                                               440,500              453,747
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $2,762,771)                                                                                              2,718,747
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Argentine Peso                                                                                             22,935
                                                                                                           ------------------
   (Cost $22,611)
   TOTAL -- ARGENTINA
     (Cost $2,785,382)                                                                                              2,741,682
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $1,157,000 FNMA Notes 2.95%, 11/14/07, valued at
              $1,158,623) to be repurchased at $1,142,060                                          1,142            1,142,000
                                                                                                           ------------------
     (Cost $1,142,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $180,409,148)                                                                                      $      234,828,419
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.

*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                          FACE
                                                         AMOUNT                      VALUE+
                                                         -------                     ------
                                                          (000)
UNITED STATES -- (48.4%)
AGENCY OBLIGATIONS -- (38.1%)
Federal Farm Credit Bank
     2.750%, 09/29/06                                $        141,060      $    140,007,974
Federal Home Loan Bank
     2.250%, 05/15/06                                          13,000            12,853,984
     1.875%, 06/15/06                                           7,000             6,874,840
     2.875%, 08/15/06                                          77,800            77,470,595
     2.625%, 10/16/06                                          66,000            65,327,988
Federal Home Loan Mortgage
  Corporation
     2.375%, 04/15/06                                          20,000            19,830,480
     5.500%, 07/15/06                                          21,600            22,416,286
     2.750%, 08/15/06                                          31,500            31,307,094
     2.750%, 10/15/06                                          90,000            89,305,380
Federal National Mortgage Association
     2.125%, 04/15/06                                          28,000            27,666,548
     2.250%, 05/15/06                                          17,000            16,797,122
     3.125%, 07/15/06                                           7,000             7,000,273
     4.375%, 10/15/06                                         121,000           123,589,279
                                                                           ----------------
TOTAL AGENCY OBLIGATIONS
   (Cost $645,035,204)                                                          640,447,843
                                                                           ----------------
BONDS -- (10.3%)
Citigroup, Inc.
     5.750%, 05/10/06                                          14,700            15,221,615
     6.250%, 05/15/06                                          28,079            29,294,175
     5.500%, 08/09/06                                           6,600             6,842,055
General Electric Capital Corp.
     2.970%, 07/26/06                                          45,200            45,038,139
Toyota Motor Credit Corp.
     2.900%, 07/14/06                                           5,200             5,174,068
Toyota Motor Credit Corp.
  Medium Term Note
     3.000%, 06/09/06                                          40,000            39,709,600
Wal-Mart Stores, Inc. Corporate Bonds
     5.450%, 08/01/06                                           8,383             8,691,788
Wells Fargo & Co.
     6.125%, 02/15/06                                           5,500             5,688,391
     5.900%, 05/21/06                                          17,035            17,719,534
                                                                           ----------------
TOTAL BONDS
   (Cost $174,260,700)                                                          173,379,365
                                                                           ----------------
TOTAL -- UNITED STATES
   (Cost $819,295,904)                                                          813,827,208
                                                                           ----------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (13.8%)
BONDS -- (13.8%)
Asian Development Bank
     2.375%, 03/15/06                                $         34,400      $     34,193,084
European Bank For
  Reconstruction & Development
     5.375%, 06/15/06                                          17,700            18,303,818
European Investment Bank
     3.000%, 08/15/06                                          34,000            33,933,666
     4.875%, 09/06/06                                          13,000            13,390,416
Inter-American Development Bank
     6.125%, 03/08/06                                          41,800            43,441,361
Nordic Investment Bank
     2.750%, 01/11/06                                          42,500            42,382,742
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
     5.000%, 03/28/06                                           7,000             7,190,407
     4.375%, 09/28/06                                          37,500            38,360,100
                                                                           ----------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $233,056,184)                                                           231,195,594
                                                                           ----------------
CANADA -- (11.7%)
BONDS -- (11.7%)
British Columbia, Province of
     4.625%, 10/03/06                                          48,500            49,704,352
Canada Housing Trust
     5.527%, 06/15/06@                                         31,500            27,532,862
Canadian Government Bonds
     6.750%, 08/28/06                                          46,700            49,557,526
Export Development Corp.
     2.750%, 12/12/05                                           8,600             8,598,237
Manitoba, Province of
     4.250%, 11/20/06                                          10,000            10,212,390
Ontario, Province of
     3.500%, 09/08/06@                                         60,300            51,164,098
                                                                           ----------------
TOTAL BONDS
  (Cost $191,967,280)                                                           196,769,465
                                                                           ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Canadian Dollars
   (Cost $830)                                                                          915
                                                                           ----------------
TOTAL -- CANADA
  (Cost $191,968,110)                                                           196,770,380
                                                                           ----------------

                                                          FACE
                                                         AMOUNT                      VALUE+
                                                         -------                     ------
                                                          (000)
NETHERLANDS -- (5.2%)
BONDS -- (5.2%)
Bank Nederlandse Gemeenten
     4.375%, 12/30/05                                $         37,500      $     38,048,250
     5.250%, 04/10/06                                           7,400             7,610,160
Nederlandse Waterschapsbank NV
     4.250%, 12/28/05                                          10,000            10,127,000
Rabobank
     5.750%, 05/25/06                                          30,000            31,119,000
                                                                           ----------------
TOTAL -- NETHERLANDS
   (Cost $87,632,929)                                                            86,904,410
                                                                           ----------------
GERMANY -- (8.3%)
BONDS -- (8.3%)
Bayerische Landesbank Medium
   Term Notes
     2.500%, 04/28/06                                          42,400            41,704,216
KFW International Finance, Inc.
   Corporate Bonds
     5.250%, 06/28/06                                          45,000            46,565,325
Landeskreditbank
   Baden-Wuerttemberg - Foerderbank
     4.500%, 12/30/05                                           7,000             7,112,700
Landwirtschaft Rentenbank
     4.500%, 10/23/06                                          24,237            24,787,858
Landwirtschaft Rentenbank
     6.625%, 12/08/05                                          18,500            19,166,000
                                                                           ----------------
TOTAL -- GERMANY
   (Cost $140,383,906)                                                          139,336,099
                                                                           ----------------
NORWAY -- (2.8%)
BONDS -- (2.8%)
Eksportfinans ASA
     5.750%, 06/06/06
     (Cost $47,691,149)                                        45,700            47,426,546
                                                                           ----------------
SWEDEN -- (2.4%)
BONDS -- (2.4%)
Sweden (Kingdom of)
     4.375%, 12/20/05
     (Cost $40,508,185)                                        39,500            40,135,950
                                                                           ----------------
SPAIN -- (2.3%)
BONDS -- (2.3%)
Institut de Credito Oficial
     2.750%, 12/05/05                                          17,000            16,976,710
     2.375%, 04/18/06                                          22,000            21,819,600
                                                                           ----------------
TOTAL -- SPAIN
   (Cost $39,049,135)                                                            38,796,310
                                                                           ----------------
UNITED KINGDOM -- (1.9%)
BONDS -- (1.9%)
BP Capital Markets P.L.C.
     4.625%, 12/12/05                                $          5,000      $      5,082,000
Landesbank Baden-Wuerttemberg
   Capital Markets P.L.C.
     5.500%, 02/23/06                                          26,000            26,738,400
                                                                           ----------------
TOTAL -- UNITED KINGDOM
   (Cost $32,088,934)                                                            31,820,400
                                                                           ----------------
FINLAND -- (1.2%)
BONDS -- (1.2%)
Republic of Finland
     5.875%, 02/27/06
     (Cost $20,467,487)                                        19,500            20,203,131
                                                                           ----------------
FRANCE -- (0.9%)
BONDS -- (0.9%)
Dexia Municipal Agency Medium Term
   Notes
     5.125%, 09/11/06
     (Cost $15,584,641)                                        15,000            15,452,100
                                                                           ----------------
AUSTRIA -- (0.6%)
BONDS -- (0.6%)
Bank Austria AG Medium Term Notes
     5.750%, 06/08/06
     (Cost $10,440,775)                                        10,000            10,366,000
                                                                           ----------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
  Repurchase Agreement, PNC Capital
     Markets, Inc, 1.88%, 12/01/04
     (Collateralized by $8,652,000 FNMA
     Notes 2.95%, 11/14/07, valued
     at $8,664,139) to be repurchased at
     $8,545,446
     (Cost $8,545,000)                                          8,545             8,544,554
                                                                           ----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,686,712,339)                                                   $  1,680,778,682
                                                                           ================

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  @  Denominated in local currency or the Euro.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                  THE U.S.       THE U.S.       THE U.S.        THE DFA
                                                                   LARGE         LARGE CAP       SMALL       INTERNATIONAL
                                                                  COMPANY         VALUE           CAP            VALUE
                                                                   SERIES         SERIES         SERIES         SERIES
                                                                ------------   ------------   ------------   --------------
ASSETS:
Investments at Value (including $365,201, $450,016, $156,464
   and $166,414 of securities on loan, respectively)            $  3,863,486   $  4,386,085   $  2,498,157   $    3,014,121
Cash                                                                   4,320              2             --               15
Receivables:
   Investment Securities Sold                                             --             --          5,363           39,221
   Dividends, Interest, and Tax Reclaims                              16,343          7,596          1,040            5,868
   Securities Lending                                                     23             20            147               82
   Fund Shares Sold                                                    3,420          4,261        106,707            4,249
Prepaid Expenses and Other Assets                                          2              2              1                1
                                                                ------------   ------------   ------------   --------------
    Total Assets                                                   3,887,594      4,397,966      2,611,415        3,063,557
                                                                ------------   ------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                  380,579        469,590        166,767          180,000
   Investment Securities Purchased                                        --          7,933         18,127           78,844
   Fund Shares Redeemed                                               12,686              1        105,251               19
   Due to Advisor                                                         73            318             56              450
Payable for Futures Margin Variation                                     128             --             --               --
Accrued Expenses and Other Liabilities                                   209            211            124              201
                                                                ------------   ------------   ------------   --------------
    Total Liabilities                                                393,675        478,053        290,325          259,514
                                                                ------------   ------------   ------------   --------------
NET ASSETS                                                      $  3,493,919   $  3,919,913   $  2,321,090   $    2,804,043
                                                                ============   ============   ============   ==============
SHARES OUTSTANDING $.01 PAR VALUE                                        N/A    211,325,458    144,271,555      174,867,617
                                                                ============   ============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                       N/A   $      18.55   $      16.09   $        16.04
                                                                ============   ============   ============   ==============
Investments at Cost                                             $  3,052,709   $  3,546,521   $  2,130,664   $    2,345,082
                                                                ============   ============   ============   ==============

                                                                                    THE        THE UNITED         THE
                                                                THE JAPANESE    PACIFIC RIM     KINGDOM       CONTINENTAL
                                                                   SMALL           SMALL         SMALL           SMALL
                                                                  COMPANY         COMPANY        COMPANY        COMPANY
                                                                   SERIES          SERIES        SERIES          SERIES
                                                                ------------   ------------   ------------   --------------
ASSETS:
Investments at Value (including $155,648, $29,601, $0
   and $53,654 of securities on loan, respectively)             $    772,092   $    316,726   $    381,714   $      713,041
Cash                                                                      15             15             15               15
Receivables:
   Investment Securities Sold                                            202          1,256              5              858
   Dividends, Interest, and Tax Reclaims                               1,970            347            530              821
   Securities Lending                                                    206             40             --               60
   Fund Shares Sold                                                    6,826          2,251          3,646              318
Prepaid Expenses and Other Assets                                          2             --             --               --
                                                                ------------   ------------   ------------   --------------
    Total Assets                                                     781,313        320,635        385,910          715,113
                                                                ------------   ------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                  166,179         37,129             --           60,195
   Investment Securities Purchased                                     9,868            426          8,057              136
   Due to Advisor                                                         49             23             30               52
Accrued Expenses and Other Liabilities                                    85             58             60               86
                                                                ------------   ------------   ------------   --------------
    Total Liabilities                                                176,181         37,636          8,147           60,469
                                                                ------------   ------------   ------------   --------------
NET ASSETS                                                      $    605,132   $    282,999   $    377,763   $      654,644
                                                                ============   ============   ============   ==============
Investments at Cost                                             $    803,307   $    293,170   $    284,903   $      454,301
                                                                ============   ============   ============   ==============

                 See accompanying Notes to Financial Statements.

                                                                        THE
                                                         THE          EMERGING        THE DFA
                                                       EMERGING       MARKETS      TWO-YEAR GLOBAL
                                                        MARKETS      SMALL CAP      FIXED INCOME
                                                        SERIES         SERIES          SERIES
                                                     ------------   ------------   ---------------
ASSETS:
Investments at Value                                 $  1,161,660   $    234,828   $     1,680,779
Cash                                                          277             62                15
Receivables:
   Investment Securities Sold                                 362          1,245                --
   Dividends, Interest, and Tax Reclaims                    1,494            345            21,589
   Fund Shares Sold                                           916          2,391             3,245
Unrealized Gain on Forward Currency Contracts                  --             --             1,688
Prepaid Expenses and Other Assets                               1             --                 1
                                                     ------------   ------------   ---------------
    Total Assets                                        1,164,710        238,871         1,707,317
                                                     ------------   ------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                            246            372                --
   Fund Shares Redeemed                                       238             --                --
   Due to Advisor                                              92             37                71
Deferred Thailand Capital Gains Tax                         3,676            529                --
Accrued Expenses and Other Liabilities                        196             68               114
                                                     ------------   ------------   ---------------
    Total Liabilities                                       4,448          1,006               185
                                                     ------------   ------------   ---------------
NET ASSETS                                           $  1,160,262   $    237,865   $     1,707,132
                                                     ============   ============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                             N/A            N/A       170,926,930
                                                     ============   ============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                            N/A            N/A   $          9.99
                                                     ============   ============   ===============
Investments at Cost                                  $    817,432   $    180,409   $     1,686,712
                                                     ============   ============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.        THE U.S.      THE U.S.        THE DFA
                                                                   LARGE         LARGE CAP       SMALL       INTERNATIONAL
                                                                   COMPANY         VALUE          CAP            VALUE
                                                                   SERIES         SERIES         SERIES          SERIES
                                                                ------------   ------------   ------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0,
     $0, $0 and $5,119, respectively)                           $     66,149   $     48,899   $     14,978   $       52,733
   Interest                                                              661            453            295              318
   Income from Securities Lending                                        356            375          1,132            2,413
                                                                ------------   ------------   ------------   --------------
        Total Investment Income                                       67,166         49,727         16,405           55,464
                                                                ------------   ------------   ------------   --------------
EXPENSES
   Investment Advisory Services                                          823          3,190            534            4,209
   Accounting & Transfer Agent Fees                                      494            952            531            1,022
   Custodian Fees                                                        108            303            169              570
   Legal Fees                                                             29             21             12               20
   Audit Fees                                                             43             47             23               28
   S&P 500 Fees                                                           80             --             --               --
   Shareholders' Reports                                                  36             43             24               14
   Trustees' Fees and Expenses                                            33             27              9                9
   Other                                                                  58             51             31               67
                                                                ------------   ------------   ------------   --------------
        Total Expenses                                                 1,704          4,634          1,333            5,939
                                                                ------------   ------------   ------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       65,462         45,093         15,072           49,525
                                                                ------------   ------------   ------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                  (2,763)        84,609        113,151          115,062
   Net Realized Gain (Loss) on Futures                                 9,374             --             --               --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                         --             --             --             (332)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      317,965        496,658        180,068          436,284
     Futures                                                             714             --             --               --
     Translation of Foreign Currency Denominated
        Amounts                                                           --             --             --              162
                                                                ------------   ------------   ------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                325,290        581,267        293,219          551,176
                                                                ------------   ------------   ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $    390,752   $    626,360   $    308,291   $      600,701
                                                                ============   ============   ============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                    THE        THE UNITED        THE
                                                                THE JAPANESE    PACIFIC RIM     KINGDOM       CONTINENTAL
                                                                    SMALL          SMALL         SMALL           SMALL
                                                                   COMPANY        COMPANY       COMPANY         COMPANY
                                                                   SERIES         SERIES         SERIES          SERIES
                                                                ------------   ------------   ------------   --------------
INVESTMENT INCOME

   Dividends (Net of Foreign Taxes Withheld of $430,
     $214, $786 and $1,719, respectively)                       $      5,742   $      7,953   $      8,331   $       11,809
   Interest                                                               89             41             63               78
   Income from Securities Lending                                      1,854            348             --              952
                                                                ------------   ------------   ------------   --------------
        Total Investment Income                                        7,685          8,342          8,394           12,839
                                                                ------------   ------------   ------------   --------------
EXPENSES

   Investment Advisory Services                                          448            202            283              547
   Accounting & Transfer Agent Fees                                      485            259            359              549
   Custodian Fees                                                        226            179            102              283
   Legal Fees                                                              5             --              2                7
   Audit Fees                                                              8              1              4                9
   Shareholders' Reports                                                   5             --              3                6
   Trustees' Fees and Expenses                                             4              2              2                5
   Other                                                                  16              6              8               23
                                                                ------------   ------------   ------------   --------------
        Total Expenses                                                 1,197            649            763            1,429
                                                                ------------   ------------   ------------   --------------
   NET INVESTMENT INCOME (LOSS)                                        6,488          7,693          7,631           11,410
                                                                ------------   ------------   ------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY

   Net Realized Gain (Loss) on Investment Securities Sold              4,671          8,924          7,907           20,346
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        (28)            69            (42)             114
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      101,600         37,804         56,621          139,855
     Translation of Foreign Currency Denominated
        Amounts                                                          127             16            (12)             (20)
                                                                ------------   ------------   ------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND

     FOREIGN CURRENCY                                                106,370         46,813         64,474          160,295
                                                                ------------   ------------   ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING

   FROM OPERATIONS                                              $    112,858   $     54,506   $     72,105   $      171,705
                                                                ============   ============   ============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                  THE
                                                                   THE          EMERGING        THE DFA
                                                                 EMERGING        MARKETS     TWO-YEAR GLOBAL
                                                                  MARKETS       SMALL CAP     FIXED INCOME
                                                                  SERIES          SERIES         SERIES
                                                               ------------   ------------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,796,
     $524 and $0, respectively)                                $     24,636   $      4,085                --
   Interest                                                             163             34   $        31,088
                                                               ------------   ------------   ---------------
        Total Investment Income                                      24,799          4,119            31,088
                                                               ------------   ------------   ---------------
EXPENSES
   Investment Advisory Services                                         844            337               748
   Accounting & Transfer Agent Fees                                     691            216               727
   Custodian Fees                                                       983            303               117
   Legal Fees                                                            11              2                10
   Audit Fees                                                            14              3                23
   Shareholders' Reports                                                 10              2                17
   Directors' Fees and Expenses                                          11              1                17
   Other                                                                 41             12                24
                                                               ------------   ------------   ---------------
        Total Expenses                                                2,605            876             1,683
                                                               ------------   ------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                      22,194          3,243            29,405
                                                               ------------   ------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                84         10,731            (6,273)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                    (1,491)          (378)           (7,224)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     245,707         35,801            (2,216)
     Translation of Foreign Currency Denominated
        Amounts                                                          61             42             1,735
   Deferred Thailand Capital Gains Tax                                 (985)           410                --
                                                               ------------   ------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                               243,376         46,606           (13,978)
                                                               ------------   ------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $    265,570   $     49,849   $        15,427
                                                               ============   ============   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                               THE U.S.                          THE U.S.
                                                            LARGE COMPANY                    LARGE CAP VALUE
                                                               SERIES                            SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                      NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       65,462   $       45,762   $       45,093   $       31,384
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        (2,763)        (137,474)          84,609          (48,309)
   Net Realized Gain (Loss) on Futures                      9,374            9,903               --               --
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                      --               --               --               --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            317,965          447,952          496,658          415,785
    Translation of Foreign Currency
    Denominated Amounts                                        --               --               --               --
    Futures                                                   714           (3,012)              --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             390,752          363,131          626,360          398,860
                                                   --------------   --------------   --------------   --------------
Distributions From:
   Net Investment Income                                       --               --          (33,641)         (31,464)
   Net Short-Term Gains                                        --               --               --               --
   Net Long-Term Gains                                         --               --               --               --
                                                   --------------   --------------   --------------   --------------
    Total Distributions                                        --               --          (33,641)         (31,464)
                                                   --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued                                               --               --          857,913          495,839
   Shares Issued in Lieu of Cash Distributions                 --               --           32,697           31,027
   Shares Redeemed                                             --               --          (74,078)        (121,409)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Capital Share
    Transactions                                               --               --          816,532          405,457
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                          571,038          547,508               --               --
   Withdrawals                                           (468,868)        (533,199)              --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                           102,170           14,309               --               --
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             492,922          377,440        1,409,251          772,853
NET ASSETS
   Beginning of Period                                  3,000,997        2,623,557        2,510,662        1,737,809
                                                   --------------   --------------   --------------   --------------
   End of Period                                   $    3,493,919   $    3,000,997   $    3,919,913   $    2,510,662
                                                   ==============   ==============   ==============   ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                            50,791           36,572
    Shares Issued in Lieu of Cash Distributions               N/A              N/A            1,939            2,270
    Shares Redeemed                                                                          (4,363)          (9,461)
                                                                                     --------------   --------------
                                                                                             48,367           29,381
                                                                                     ==============   ==============

                                                               THE U.S.                          THE DFA
                                                              SMALL CAP                    INTERNATIONAL VALUE
                                                                SERIES                           SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                      NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       15,072   $        8,625   $       49,525   $       31,730
   Net Realized Gain (Loss) on Investment
    Securities Sold                                       113,151           11,512          115,062           (3,540)
   Net Realized Gain (Loss) on Futures                         --               --               --               --
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                      --               --             (332)             205
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            180,068          370,338          436,284          379,196
    Translation of Foreign Currency
    Denominated Amounts                                        --               --              162              114
    Futures                                                    --               --               --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             308,291          390,475          600,701          407,705
                                                   --------------   --------------   --------------   --------------
Distributions From:
   Net Investment Income                                  (10,116)          (8,820)         (44,310)         (30,082)
   Net Short-Term Gains                                      (638)              --               --               --
   Net Long-Term Gains                                         --               --               --           (1,177)
                                                   --------------   --------------   --------------   --------------
    Total Distributions                                   (10,754)          (8,820)         (44,310)         (31,259)
                                                   --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued                                          890,063          397,476          728,312          542,740
   Shares Issued in Lieu of Cash Distributions             10,424            8,584           42,852           31,258
   Shares Redeemed                                       (345,420)        (171,130)        (128,290)        (471,133)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Capital Share
    Transactions                                          555,067          234,930          642,874          102,865
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                               --               --               --               --
   Withdrawals                                                 --               --               --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                                --               --               --               --
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             852,604          616,585        1,199,265          479,311
NET ASSETS
   Beginning of Period                                  1,468,486          851,901        1,604,778        1,125,467
                                                   --------------   --------------   --------------   --------------
   End of Period
                                                   $    2,321,090   $    1,468,486   $    2,804,043   $    1,604,778
                                                   ==============   ==============   ==============   ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          60,867           34,898           51,724           53,795
    Shares Issued in Lieu of Cash Distributions               728              658            3,072            2,986
    Shares Redeemed                                       (23,461)         (15,197)          (9,358)         (47,941)
                                                   --------------   --------------   --------------   --------------
                                                           38,134           20,359           45,438            8,840
                                                   ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                            THE JAPANESE                    THE PACIFIC RIM
                                                            SMALL COMPANY                     SMALL COMPANY
                                                               SERIES                            SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR              YEAR             YEAR             YEAR
                                                       ENDED             ENDED            ENDED            ENDED
                                                      NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        6,488   $        3,245   $        7,693   $        4,147
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         4,671          (18,120)           8,924             (436)
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     (28)              54               69               18
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            101,600          101,101           37,804           56,281
    Translation of Foreign Currency
    Denominated Amounts                                       127               16               16                4
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             112,858           86,296           54,506           60,014
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                          214,817           53,153           82,852           25,155
   Withdrawals                                             (6,242)         (50,797)         (11,124)         (50,041)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                           208,575            2,356           71,728          (24,886)
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             321,433           88,652          126,234           35,128
NET ASSETS
   Beginning of Period                                    283,699          195,047          156,765          121,637
                                                   --------------   --------------   --------------   --------------
   End of Period                                   $      605,132   $      283,699   $      282,999   $      156,765
                                                   ==============   ==============   ==============   ==============

                                                         THE UNITED KINGDOM                  THE CONTINENTAL
                                                            SMALL COMPANY                     SMALL COMPANY
                                                               SERIES                            SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR              YEAR             YEAR             YEAR
                                                       ENDED             ENDED            ENDED            ENDED
                                                      NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $        7,631   $        3,789   $       11,410   $        7,753
   Net Realized Gain (Loss) on Investment
    Securities Sold                                         7,907           (1,016)          20,346           12,045
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                     (42)              30              114              315
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             56,621           42,580          139,855          120,867
    Translation of Foreign Currency
    Denominated Amounts                                       (12)               5              (20)              69
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                              72,105           45,388          171,705          141,049
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                          148,279           41,630           70,258           97,585
   Withdrawals                                             (3,538)         (25,000)         (35,726)         (53,295)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                           144,741           16,630           34,532           44,290
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             216,846           62,018          206,237          185,339
NET ASSETS
   Beginning of Period                                    160,917           98,899          448,407          263,068
                                                   --------------   --------------   --------------   --------------
   End of Period                                   $      377,763   $      160,917   $      654,644   $      448,407
                                                   ==============   ==============   ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                   THE
                                                                 THE                             EMERGING
                                                           EMERGING MARKETS                  MARKETS SMALL CAP
                                                               SERIES                            SERIES
                                                   -------------------------------   -------------------------------
                                                       YEAR             YEAR             YEAR             YEAR
                                                       ENDED            ENDED            ENDED            ENDED
                                                      NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                       2004              2003             2004             2003
                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       22,194   $        9,466   $        3,243   $        1,764
   Net Realized Gain (Loss) on Investment
    Securities Sold                                            84           (6,216)          10,731              332
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                  (1,491)            (283)            (378)            (143)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            245,707          148,355           35,801           32,404
    Translation of Foreign Currency
    Denominated Amounts                                        61               10               42               --
   Deferred Thailand Capital Gains Tax                       (985)          (1,826)             410             (720)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             265,570          149,506           49,849           33,637
                                                   --------------   --------------   --------------   --------------
Distributions From:
   Net Investment Income                                       --               --               --               --
   Net Short-Term Gains                                        --               --               --               --
   Net Long-Term Gains                                         --               --               --               --
                                                   --------------   --------------   --------------   --------------
    Total Distributions                                        --               --               --               --
                                                   --------------   --------------   --------------   --------------
Capital Share Transactions (1):
   Shares Issued                                               --               --               --               --
   Shares Issued in Lieu of Cash Distributions                 --               --               --               --
   Shares Redeemed                                             --               --               --               --
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Capital Share
    Transactions                                               --               --               --               --
                                                   --------------   --------------   --------------   --------------
Transactions in Interest:
   Contributions                                          377,916          156,160           89,119           36,904
   Withdrawals                                            (90,785)         (41,298)         (18,847)          (1,126)
                                                   --------------   --------------   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                           287,131          114,862           70,272           35,778
                                                   --------------   --------------   --------------   --------------
    Total Increase (Decrease)                             552,701          264,368          120,121           69,415
NET ASSETS
   Beginning of Period                                    607,561          343,193          117,744           48,329
                                                   --------------   --------------   --------------   --------------
   End of Period                                   $    1,160,262   $      607,561   $      237,865   $      117,744
                                                   ==============   ==============   ==============   ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued
    Shares Issued in Lieu of Cash Distributions               N/A              N/A              N/A              N/A
    Shares Redeemed

                                                               THE DFA
                                                           TWO-YEAR GLOBAL
                                                          FIXED INCOME SERIES
                                                   -------------------------------
                                                       YEAR              YEAR
                                                       ENDED             ENDED
                                                      NOV. 30,          NOV. 30,
                                                       2004              2003
                                                   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                    $       29,405   $       17,497
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        (6,273)          13,434
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                  (7,224)            (298)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency             (2,216)          (9,932)
    Translation of Foreign Currency
    Denominated Amounts                                     1,735              306
   Deferred Thailand Capital Gains Tax                         --               --
                                                   --------------   --------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                              15,427           21,007
                                                   --------------   --------------
Distributions From:
   Net Investment Income                                  (21,943)         (17,698)
   Net Short-Term Gains                                   (13,106)              --
   Net Long-Term Gains                                       (354)         (10,965)
                                                   --------------   --------------
    Total Distributions                                   (35,403)         (28,663)
                                                   --------------   --------------
Capital Share Transactions (1):
   Shares Issued                                          536,479          411,930
   Shares Issued in Lieu of Cash Distributions             35,234           28,394
   Shares Redeemed                                        (40,215)         (36,366)
                                                   --------------   --------------
   Net Increase (Decrease) From Capital Share
    Transactions                                          531,498          403,958
                                                   --------------   --------------
Transactions in Interest:
   Contributions                                               --               --
   Withdrawals                                                 --               --
                                                   --------------   --------------
   Net Increase (Decrease) From Transactions
    in Interest                                                --               --
                                                   --------------   --------------
    Total Increase (Decrease)                             511,522          396,302
NET ASSETS
   Beginning of Period                                  1,195,610          799,308
                                                   --------------   --------------
   End of Period                                   $    1,707,132   $    1,195,610
                                                   ==============   ==============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          53,400           40,550
    Shares Issued in Lieu of Cash Distributions             3,515            2,803
    Shares Redeemed                                        (3,974)          (3,574)
                                                   --------------   --------------
                                                           52,941           39,779
                                                   ==============   ==============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    THE U.S. LARGE COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR            YEAR
                                               ENDED            ENDED            ENDED             ENDED           ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,        NOV. 30,
                                               2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        12.77%           15.05%          (16.59)%         (12.30)%          (4.25)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    3,493,919   $    3,000,997   $    2,623,557   $    2,831,650   $    3,138,812
Ratio of Expenses to Average Net Assets              0.05%            0.05%            0.05%            0.05%            0.06%
Ratio of Net Investment Income to
   Average Net Assets                                1.99%            1.75%            1.53%            1.26%            1.12%
Portfolio Turnover Rate                                 2%               8%              11%               8%               8%

                                                                    THE U.S. LARGE CAP VALUE SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR            YEAR
                                               ENDED            ENDED            ENDED             ENDED           ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,        NOV. 30,
                                               2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $        15.41   $        13.01   $        14.44   $        14.71   $        17.79
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.23             0.21             0.20             0.25             0.33
   Net Gains (Losses) on Securities                  3.09             2.41            (1.43)            1.25             0.04
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                 3.32             2.62            (1.23)            1.50             0.37
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.18)           (0.22)           (0.20)           (0.27)           (0.32)
   Net Realized Gains                                  --               --               --            (1.50)           (3.13)
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                             (0.18)           (0.22)           (0.20)           (1.77)           (3.45)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $        18.55   $        15.41   $        13.01   $        14.44   $        14.71
=============================================================================================================================
Total Return                                        21.68%           20.34%           (8.64)%          10.97%            3.06%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    3,919,913   $    2,510,662   $    1,737,809   $    1,637,083   $    1,735,343
Ratio of Expenses to Average Net Assets              0.15%            0.15%            0.15%            0.15%            0.16%
Ratio of Net Investment Income to
   Average Net Assets                                1.41%            1.62%            1.49%            1.66%            2.20%
Portfolio Turnover Rate                                 7%               7%               9%               6%              26%

NA+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                                                                      THE U.S. SMALL CAP SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                               2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $        13.84   $         9.93   $        11.08   $        11.67   $        12.24
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.12             0.08             0.09             0.10             0.11
   Net Gains (Losses) on Securities                  2.22             3.92            (1.00)            1.24             0.65
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                 2.34             4.00            (0.91)            1.34             0.76
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.08)           (0.09)           (0.10)           (0.10)           (0.11)
   Net Realized Gains                               (0.01)              --            (0.14)           (1.83)           (1.22)
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                             (0.09)           (0.09)           (0.24)           (1.93)           (1.33)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $        16.09   $        13.84   $         9.93   $        11.08   $        11.67
=============================================================================================================================
Total Return                                        16.99%           40.32%           (8.42)%          13.08             6.48%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    2,321,090   $    1,468,486   $      851,901   $      991,082   $      768,151
Ratio of Expenses to Average Net Assets              0.07%            0.08%            0.08%            0.08%            0.08%
Ratio of Net Investment Income to Average
   Net Assets                                        0.85%            0.84%            0.81%            0.94%            0.99%
Portfolio Turnover Rate                                16%              16%              34%              13%              38%

                                                                  THE DFA INTERNATIONAL VALUE SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                               2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $        12.40   $         9.33   $        10.15   $        12.07   $        13.18
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      0.33             0.27             0.24             0.27             0.27
   Net Gains (Losses) on Securities                  3.61             3.06            (0.78)           (1.49)           (0.31)
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                 3.94             3.33            (0.54)           (1.22)           (0.04)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                            (0.30)           (0.25)           (0.25)           (0.27)           (0.26)
   Net Realized Gains                                  --            (0.01)           (0.03)           (0.43)           (0.81)
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                             (0.30)           (0.26)           (0.28)           (0.70)           (1.07)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $        16.04   $        12.40   $         9.33   $        10.15   $        12.07
=============================================================================================================================
Total Return                                        32.15%           36.24%           (5.53)%         (10.75)%          (0.51)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    2,804,043   $    1,604,778   $    1,125,467   $    1,208,100   $    1,553,481
Ratio of Expenses to Average Net Assets              0.28%            0.30%            0.30%            0.29%            0.29%
Ratio of Net Investment Income to Average
   Net Assets                                        2.35%            2.61%            2.36%            2.32%            2.13%
Portfolio Turnover Rate                                15%              14%              18%               6%               9%

                 See accompanying Notes to Financial Statements.

                                                                   THE JAPANESE SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                                YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV.30,          NOV.30,          NOV.30,           NOV.30,           NOV.30,
                                               2004             2003             2002              2001              2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        32.73%           47.87%           (9.62)%         (13.51)%          (9.93)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      605,132   $      283,699   $      195,047   $      196,187   $      196,118
Ratio of Expenses to Average Net Assets              0.27%            0.28%            0.27%            0.28%            0.27%
Ratio of Net Investment Income to Average
  Net Assets                                         1.45%            1.41%            1.26%            1.41%            1.38%
Portfolio Turnover Rate                                 5%              16%               5%               9%               6%

                                                                THE PACIFIC RIM SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV.30,          NOV.30,          NOV.30,           NOV.30,           NOV.30,
                                               2004             2003             2002              2001              2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        27.40%           61.47%            7.28%            2.84%          (10.99)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      282,999   $      156,765   $      121,637   $      130,554   $      131,888
Ratio of Expenses to Average Net Assets              0.32%            0.31%            0.32%            0.28%            0.29%
Ratio of Net Investment Income to Average
  Net Assets                                         3.82%            3.35%            3.77%            3.69%            4.10%
Portfolio Turnover Rate                                11%              15%              26%              10%               7%

NA+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                   THE UNITED KINGDOM SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                                2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        29.68%           44.65%           (4.67)%          (4.89)%          (6.18)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      377,763   $      160,917   $       98,899   $       96,741   $      109,806
Ratio of Expenses to Average Net Assets              0.27%            0.26%            0.26%            0.27%            0.26%
Ratio of Net Investment Income to Average
   Net Assets                                        2.70%            3.25%            3.03%            2.86%            3.06%
Portfolio Turnover Rate                                 7%               7%               6%              14%              11%

                                                                  THE CONTINENTAL SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                                2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities                    --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        36.57%           52.86%            3.22%           (5.43)%           2.67%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      654,644   $      448,407   $      263,068   $      210,337   $      226,724
Ratio of Expenses to Average Net Assets              0.26%            0.30%            0.31%            0.30%            0.28%
Ratio of Net Investment Income to Average
   Net Assets                                        2.09%            2.49%            2.22%            2.73%            2.36%
Portfolio Turnover Rate                                 9%              11%              12%              12%               9%

NA+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                       THE EMERGING MARKETS SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                                2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                          --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        35.47%           39.67%            2.10%           (8.54)%         (22.30)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $    1,160,262   $      607,561   $      343,193   $      307,720   $      296,726
Ratio of Expenses to Average Net Assets              0.31%            0.34%            0.34%            0.46%            0.46%
Ratio of Net Investment Income to Average
   Net Assets                                        2.63%            2.23%            1.64%            1.94%            1.33%
Portfolio Turnover Rate                                 2%               1%               8%               6%              12%

                                                                THE EMERGING MARKETS SMALL CAP SERIES
                                           ----------------------------------------------------------------------------------
                                               YEAR             YEAR             YEAR              YEAR             YEAR
                                               ENDED            ENDED            ENDED             ENDED            ENDED
                                              NOV. 30,         NOV. 30,         NOV. 30,          NOV. 30,         NOV. 30,
                                                2004             2003             2002              2001             2000
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   NA+              NA+              NA+              NA+              NA+
                                           --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        --               --               --               --               --
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                          --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total From Investment Operations                   --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                               --               --               --               --               --
   Net Realized Gains                                  --               --               --               --               --
                                           --------------   --------------   --------------   --------------   --------------
    Total Distributions                                --               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         NA+              NA+              NA+              NA+              NA+
=============================================================================================================================
Total Return                                        35.22%           52.80%           13.07%           (9.55)%         (23.28)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $      237,865   $      117,744   $       40,379   $       34,687   $       32,572
Ratio of Expenses to Average Net Assets              0.52%            0.54%            0.51%            0.63%            0.66%
Ratio of Net Investment Income to Average
   Net Assets                                        1.93%            2.44%            2.03%            2.17%            1.69%
Portfolio Turnover Rate                                11%               6%              16%              14%              20%

NA+ Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                            THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                          ----------------------------------------------------------------------------------
                                              YEAR             YEAR            YEAR              YEAR             YEAR
                                              ENDED            ENDED           ENDED             ENDED            ENDED
                                             NOV. 30,         NOV. 30,        NOV. 30,          NOV. 30,         NOV. 30,
                                              2004             2003             2002             2001             2000
                                          --------------   --------------   --------------   --------------   --------------
Net Asset Value, Beginning of Period      $        10.13   $        10.22   $        10.03   $         9.70   $        10.11
                                          --------------   --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                     0.12             0.25             0.30             0.44             0.84
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                       --            (0.01)            0.16             0.22            (0.23)
                                          --------------   --------------   --------------   --------------   --------------
      Total from Investment Operations              0.12             0.24             0.46             0.66             0.61
                                          --------------   --------------   --------------   --------------   --------------
LESS DISTRIBUTIONS
   Net Investment Income                           (0.15)           (0.19)           (0.27)           (0.14)           (1.02)
   Net Realized Gains                              (0.11)           (0.14)              --               --               --
   Return of Capital                                  --               --               --            (0.19)              --
                                          --------------   --------------   --------------   --------------   --------------
      Total Distributions                          (0.26)           (0.33)           (0.27)           (0.33)           (1.02)
                                          --------------   --------------   --------------   --------------   --------------
Net Asset Value, End of Period            $         9.99   $        10.13   $        10.22   $        10.03   $         9.70
                                          ==============   ==============   ==============   ==============   ==============
Total Return                                        1.22%            2.36%            4.60%            6.91%            6.30%

Net Assets, End of Period (thousands)     $    1,707,132   $    1,195,610   $      799,308   $      596,209   $      518,518
Ratio of Expenses to Average Net
   Assets                                           0.11%            0.13%            0.14%            0.15%            0.15%
Ratio of Net Investment Income to
   Average Net Assets                               1.96%            1.78%            3.20%            4.54%            5.03%
Portfolio Turnover Rate                              131%             144%             138%             113%              73%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2004, the Trust consisted of twenty-one investment portfolios ("the Portfolios"), of which eleven are included in this section of the report. (collectively, the "Series"):

The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series (the "Domestic Equity Portfolios")
The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series (the "International Fixed Income
Portfolio")
The DFA Two-Year Global Fixed Income Series (the "International Equity Portfolios") (together, the "International Portfolios")

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The DFA Two-Year Global Fixed Income Series are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Two-Year Global Fixed Income Series may also enter into forward foreign currency contracts soley for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

          The U.S. Large Company Series                   0.025 of 1%
          The U.S. Large Cap Value Series                  0.10 of 1%
          The U.S. Small Cap Series                        0.03 of 1%
          The DFA International Value Series               0.20 of 1%
          The Japanese Small Company Series                0.10 of 1%
          The Pacific Rim Small Company Series             0.10 of 1%
          The United Kingdom Small Company Series          0.10 of 1%
          The Continental Small Company Series             0.10 of 1%
          The Emerging Markets Series                      0.10 of 1%
          The Emerging Markets Small Cap Series            0.20 of 1%
          The DFA Two-Year Global Fixed Income Series      0.05 of 1%

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

            The U.S. Large Company Series                  $     55,348
            The U.S. Large Cap Value Series                      52,268
            The U.S. Small Cap Series                            28,911
            The DFA International Value Series                   33,960
            The Japanese Small Company Series                     7,191
            The Pacific Rim Small Company Series                  3,222
            The United Kingdom Small Company Series               4,597
            The Continental Small Company Series                  9,063
            The Emerging Markets Series                          13,548
            The Emerging Markets Small Cap Series                 2,710
            The DFA Two-Year Global Fixed Income Series          24,670

E.  PURCHASE AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                     U.S. GOVERNMENT               OTHER INVESTMENT
                                                       SECURITIES                    SECURITIES
                                               ----------------------------  ----------------------------
                                                 PURCHASES         SALES       PURCHASES       SALES
                                               -------------  -------------  -------------  -------------
The U.S. Large Company Series                             --             --  $     226,523  $      62,048
The U.S. Large Cap Value Series                           --             --      1,043,610        211,695
The U.S. Small Cap Series                                 --             --        812,693        280,940
The DFA International Value Series                        --             --        966,299        308,148
The Japanese Small Company Series                         --             --        230,758         20,708
The Pacific Rim Small Company Series                      --             --        101,051         21,708
The United Kingdom Small Company Series                   --             --        136,795         19,199
The Continental Small Company Series                      --             --         95,467         46,846
The Emerging Markets Series                               --             --        315,369         13,502
The Emerging Markets Small Cap Series                     --             --         91,916         18,602
The DFA Two-Year Global Fixed Income Series    $   1,201,117  $   1,019,667      1,253,968        898,312

F. FEDERAL INCOME TAXES:

     It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, and net realized gains on securities considered to be "passive foreign investment companies" (amounts in thousands):

                                                                INCREASE         INCREASE
                                                               (DECREASE)       (DECREASE)
                                                INCREASE       ACCUMULATED     UNDISTRIBUTED
                                               (DECREASE)      NET REALIZED    NET INVESTMENT
                                             PAID-IN CAPITAL  GAINS (LOSSES)       INCOME
                                             ---------------  --------------   --------------
The DFA International Value Series                       --   $      (11,672)  $       11,672
The DFA Two-Year Global Fixed Income Series              --            7,187           (7,187)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                        ORDINARY
                                       INCOME AND
                                       SHORT-TERM      LONG-TERM
                                     CAPITAL GAINS    CAPITAL GAINS      TOTAL
                                     --------------  --------------  --------------
The U.S. Large Cap Value Series
2004                                 $       33,641              --  $       33,641
2003                                         31,464              --          31,464
The U.S. Small Cap Series
2004                                         10,754              --          10,754
2003                                          8,820              --           8,820
The DFA International Value Series
2004                                         44,310              --          44,310
2003                                         30,082  $        1,177          31,259
The DFA Two-Year Global Fixed Income
Series
2004                                         35,086             317          35,403
2003                                         17,698          10,965          28,663

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                         TOTAL NET
                                                                                                       DISTRIBUTABLE
                                                   UNDISTRIBUTED    UNDISTRIBUTED       CAPITAL          EARNINGS
                                                  NET INVESTMENT      LONG-TERM          LOSS          (ACCUMULATED
                                                      INCOME        CAPITAL GAINS     CARRYFORWARD        LOSSES)
                                                  ---------------  ---------------  ---------------   ---------------
The U.S. Large Cap Value Series                   $        13,203  $         3,947               --   $        17,150
The U.S. Small Cap Series                                  23,732           94,427               --           118,159
The DFA International Value Series                         22,727          104,819               --           127,546
The DFA Two-Year Global Fixed Income Series                 4,286               --  $        (6,273)           (1,987)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                             EXPIRES ON NOVEMBER 30,
                                             -----------------------
                                                2012       TOTAL
                                              ---------  ---------
The DFA Two-Year Global Fixed Income Series   $   6,273  $   6,273

     During the year ended November 30, 2004, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

          The U.S. Large Cap Value Series     $    80,662,000
          The DFA International Value Series        3,507,000

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                         MARK TO MARKET  REALIZED GAINS
                                         --------------  --------------
The DFA International Value Series       $   10,083,171  $   12,003,955
The Japanese Small Company Series             3,639,564          92,868
The Pacific Rim Small Company Series          1,131,373       1,633,733
The United Kingdom Small Company Series       1,424,643          32,840
The Continental Small Company Series          3,269,647       1,120,728
The Emerging Markets Series                   2,976,502         318,491
The Emerging Markets Small Cap Series           214,365         435,517

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Series, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                   NET
                                                                                                UNREALIZED
                                                 FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
                                                TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                             --------------  --------------  --------------   --------------
The U.S. Large Company Series                $    3,213,488  $    1,038,480  $     (388,482)  $      649,998
The U.S. Large Cap Value Series                   3,546,521       1,009,036        (169,472)         839,564
The U.S. Small Cap Series                         2,133,706         578,316        (213,865)         364,451
The DFA International Value Series                2,355,353         738,191         (79,423)         658,768
The Japanese Small Company Series                   810,005          88,467        (126,380)         (37,913)
The Pacific Rim Small Company Series                294,690          47,764         (25,728)          22,036
The United Kingdom Small Company Series             286,339         120,108         (24,733)          95,375
The Continental Small Company Series                457,571         287,262         (31,792)         255,470
The Emerging Markets Series                         820,836         405,526         (64,702)         340,824
The Emerging Markets Small Cap Series               180,624          71,535         (17,331)          54,204
The DFA Two-Year Global Fixed Income Series       1,686,713           6,486         (12,420)          (5,934)

G.  COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                            ACCUMULATED                     ACCUMULATED
                                               NET                          NET REALIZED
                                            INVESTMENT      ACCUMULATED       FOREIGN
                              PAID-IN         INCOME        NET REALIZED     EXCHANGE
                              CAPITAL         (LOSS)        GAIN (LOSS)      GAIN (LOSS)
                           --------------  --------------  --------------  --------------
The U.S. Large Cap
  Value Series             $    3,063,388  $       13,157  $        3,803              --
The U.S. Small Cap
  Series                        1,838,985           5,149         109,463              --
The DFA International
  Value Series                  2,017,396          18,196          99,382  $         (332)
The DFA Two-Year Global
  Fixed Income Series           1,715,027           9,895          (6,367)         (7,224)

                              UNREALIZED
                             APPRECIATION        UNREALIZED
                           (DEPRECIATION) OF    NET FOREIGN
                              INVESTMENT         EXCHANGE                                NUMBER OF
                            SECURITIES AND         GAIN               TOTAL NET           SHARES
                           FOREIGN CURRENCY       (LOSS)               ASSETS           AUTHORIZED
                           -----------------  -----------------   -----------------  -----------------
The U.S. Large Cap
  Value Series             $        839,565                  --   $       3,919,913          Unlimited
The U.S. Small Cap
  Series                            367,493                  --           2,321,090          Unlimited
The DFA International
  Value Series                      669,039   $             362           2,804,043          Unlimited
The DFA Two-Year Global
  Fixed Income Series                (5,934)              1,735           1,707,132          Unlimited

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

      2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

      3. FUTURES CONTRACTS. During the year ended November 30, 2004, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      At November 30, 2004, Large Company had outstanding 270 long futures contracts on the S&P 500 Index, all of which expire on December 17, 2004. The value of such contracts on November 30, 2004 was $79,251,750 which resulted in an unrealized gain of $2,955,600. Approximately $4,320,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities.

      Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

      4. FORWARD CURRENCY CONTRACTS: Forward Currency Contracts: The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements:

                                                                                                                        UNREALIZED
                                                                                                         VALUE AT        FOREIGN
                                             SETTLEMENT    CURRENCY                       CONTRACT      NOVEMBER 30,    EXCHANGE
                                                DATE         SOLD          CURRENCY        AMOUNT          2004        GAIN/(LOSS)
                                             ----------  ------------  ---------------  -------------  -------------  -------------
The DFA Two-Year Global Fixed Income Series   12/29/04     94,231,404  Canadian Dollar  $  80,912,412  $  79,224,188  $   1,688,224
                                                                                        -------------  -------------  -------------
                                                                                        $  80,912,412  $  79,224,188  $   1,688,224
                                                                                        =============  =============  =============

I.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated #by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line by the Series were as follows:

                                        WEIGHTED          WEIGHTED       NUMBER OF        INTEREST     MAXIMUM AMOUNT
                                         AVERAGE          AVERAGE          DAYS            EXPENSE     BORROWED DURING
                                      INTEREST RATE     LOAN BALANCE    OUTSTANDING       INCURRED       THE PERIOD
                                      -------------   --------------  --------------  --------------  ----------------
The Pacific Rim Small Company Series           1.75%  $      441,938             4    $           86  $        477,750
The United Kingdom Small
   Company Series                              2.51%         237,500             4                66           300,000

     There were no outstanding borrowings under the line of credit at November 30, 2004.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

J.  SECURITIES LENDING:

     As of November 30, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series and The DFA Two-Year Global Fixed Income Series) and the summary schedules of portfolio holdings (for The DFA International Value Series, The Pacific Rim Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX, WILSHIRE REIT INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                    DFA REAL ESTATE                       WILSHIRE REIT
                                 SECURITIES PORTFOLIO   S&P 500 INDEX        INDEX
  11/30/94                         $        10,000        $  10,000        $  10,000
  12/31/94                         $        10,788        $  10,146        $  10,862
   1/31/95                         $        10,484        $  10,410        $  10,489
   2/28/95                         $        10,658        $  10,814        $  10,660
   3/31/95                         $        10,636        $  11,134        $  10,645
   4/30/95                         $        10,582        $  11,458        $  10,573
   5/31/95                         $        11,007        $  11,910        $  11,011
   6/30/95                         $        11,236        $  12,190        $  11,232
   7/31/95                         $        11,366        $  12,596        $  11,387
   8/31/95                         $        11,442        $  12,630        $  11,492
   9/30/95                         $        11,638        $  13,159        $  11,717
  10/31/95                         $        11,268        $  13,113        $  11,357
  11/30/95                         $        11,402        $  13,690        $  11,491
  12/31/95                         $        12,090        $  13,944        $  12,191
   1/31/96                         $        12,206        $  14,423        $  12,341
   2/29/96                         $        12,357        $  14,562        $  12,515
   3/31/96                         $        12,368        $  14,702        $  12,520
   4/30/96                         $        12,357        $  14,918        $  12,491
   5/31/96                         $        12,622        $  15,302        $  12,790
   6/30/96                         $        12,853        $  15,365        $  13,033
   7/31/96                         $        12,911        $  14,681        $  13,051
   8/31/96                         $        13,373        $  14,993        $  13,577
   9/30/96                         $        13,662        $  15,835        $  13,911
  10/31/96                         $        13,997        $  16,269        $  14,280
  11/30/96                         $        14,621        $  17,504        $  14,962
  12/31/96                         $        16,181        $  17,161        $  16,707
   1/31/97                         $        16,278        $  18,227        $  16,807
   2/28/97                         $        16,218        $  18,374        $  16,748
   3/31/97                         $        16,315        $  17,610        $  16,876
   4/30/97                         $        15,793        $  18,661        $  16,258
   5/31/97                         $        16,256        $  19,807        $  16,744
   6/30/97                         $        17,119        $  20,690        $  17,665
   7/31/97                         $        17,569        $  22,333        $  18,144
   8/31/97                         $        17,485        $  21,092        $  18,040
   9/30/97                         $        19,078        $  22,247        $  19,781
  10/31/97                         $        18,544        $  21,504        $  19,150
  11/30/97                         $        18,885        $  22,500        $  19,545
  12/31/97                         $        19,316        $  22,887        $  19,992
   1/31/98                         $        19,086        $  23,141        $  19,755
   2/28/98                         $        18,767        $  24,809        $  19,352
   3/31/98                         $        19,266        $  26,080        $  19,793
   4/30/98                         $        18,652        $  26,343        $  19,114
   5/31/98                         $        18,536        $  25,890        $  18,972
   6/30/98                         $        18,549        $  26,941        $  18,969
   7/31/98                         $        17,321        $  26,656        $  17,629
   8/31/98                         $        15,736        $  22,801        $  15,974
   9/30/98                         $        16,734        $  24,263        $  16,950
  10/31/98                         $        16,376        $  26,235        $  16,623
  11/30/98                         $        16,618        $  27,825        $  16,896
  12/31/98                         $        16,346        $  29,428        $  16,593
   1/31/99                         $        16,022        $  30,658        $  16,155
   2/28/99                         $        15,915        $  29,704        $  15,916
   3/31/99                         $        15,806        $  30,893        $  15,913
   4/30/99                         $        17,302        $  32,088        $  17,447
   5/31/99                         $        17,760        $  31,331        $  17,911
   6/30/99                         $        17,463        $  33,070        $  17,594
   7/31/99                         $        16,912        $  32,038        $  16,996
   8/31/99                         $        16,763        $  31,878        $  16,873
   9/30/99                         $        16,035        $  31,004        $  16,139
  10/31/99                         $        15,711        $  32,967        $  15,800
  11/30/99                         $        15,496        $  33,636        $  15,578
  12/31/99                         $        16,021        $  35,617        $  16,166
 1/31/2000                         $        16,121        $  33,829        $  16,268
 2/29/2000                         $        15,877        $  33,190        $  16,016
 3/31/2000                         $        16,449        $  36,436        $  16,650
 4/30/2000                         $        17,505        $  35,339        $  17,831
 5/31/2000                         $        17,762        $  34,615        $  18,059
 6/30/2000                         $        18,276        $  35,466        $  18,516
 7/31/2000                         $        19,803        $  34,913        $  20,258
 8/31/2000                         $        19,104        $  37,081        $  19,499
 9/30/2000                         $        19,790        $  35,123        $  20,247
10/31/2000                         $        18,947        $  34,976        $  19,381
11/30/2000                         $        19,290        $  32,220        $  19,784
12/31/2000                         $        20,569        $  32,377        $  21,185
 1/31/2001                         $        20,645        $  33,527        $  21,180
 2/28/2001                         $        20,313        $  30,469        $  20,831
 3/31/2001                         $        20,479        $  28,537        $  20,968
 4/30/2001                         $        20,887        $  30,755        $  21,430
 5/31/2001                         $        21,401        $  30,961        $  21,953
 6/30/2001                         $        22,672        $  30,209        $  23,252
 7/31/2001                         $        22,203        $  29,912        $  22,785
 8/31/2001                         $        23,020        $  28,040        $  23,692
 9/30/2001                         $        22,295        $  25,774        $  22,694
10/31/2001                         $        21,583        $  26,267        $  21,886
11/30/2001                         $        22,719        $  28,281        $  23,208
12/31/2001                         $        23,277        $  28,530        $  23,802
 1/31/2002                         $        23,198        $  28,114        $  23,709
 2/28/2002                         $        23,632        $  27,571        $  24,229
 3/31/2002                         $        25,109        $  28,608        $  25,794
 4/30/2002                         $        25,270        $  26,874        $  25,938
 5/31/2002                         $        25,606        $  26,675        $  26,286
 6/30/2002                         $        26,297        $  24,776        $  26,985
 7/31/2002                         $        24,964        $  22,843        $  25,525
 8/31/2002                         $        25,029        $  22,994        $  25,548
 9/30/2002                         $        24,130        $  20,495        $  24,536
10/31/2002                         $        22,909        $  22,298        $  23,219
11/30/2002                         $        23,936        $  23,612        $  24,329
12/31/2002                         $        24,249        $  22,223        $  24,660
 1/31/2003                         $        23,638        $  21,641        $  23,942
 2/28/2003                         $        24,064        $  21,316        $  24,378
 3/31/2003                         $        24,641        $  21,523        $  24,970
 4/30/2003                         $        25,575        $  23,297        $  25,931
 5/31/2003                         $        26,984        $  24,524        $  27,399
 6/30/2003                         $        27,546        $  24,838        $  27,991
 7/31/2003                         $        28,956        $  25,275        $  29,480
 8/31/2003                         $        29,159        $  25,768        $  29,725
 9/30/2003                         $        30,162        $  25,495        $  30,771
10/31/2003                         $        30,570        $  26,938        $  31,227
11/30/2003                         $        31,946        $  27,175        $  32,604
12/31/2003                         $        32,879        $  28,599        $  33,582
 1/31/2004                         $        34,232        $  29,125        $  34,925
 2/29/2004                         $        34,838        $  29,530        $  35,505
 3/31/2004                         $        36,831        $  29,084        $  37,639
 4/30/2004                         $        31,544        $  28,628        $  32,128
 5/31/2004                         $        33,823        $  29,020        $  34,583
 6/30/2004                         $        34,800        $  29,584        $  35,600
 7/31/2004                         $        34,943        $  28,605        $  35,781
 8/31/2004                         $        37,723        $  28,720        $  38,733
 9/30/2004                         $        37,597        $  29,032        $  38,551
10/31/2004                         $        39,627        $  29,475        $  40,691
11/30/2004                         $        41,351        $  30,668        $  42,514

   AVERAGE ANNUAL             ONE      FIVE      TEN
   TOTAL RETURN               YEAR     YEARS    YEARS
   --------------------------------------------------
                             29.44%    21.69%   15.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT Index courtesy of Wilshire Associates Incorporated.

[CHART]

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                         LARGE CAP         MSCI EAFE INDEX
                                  INTERNATIONAL PORTFOLIO  (NET DIVIDENDS)
  11/30/94                              $      10,000        $    10,000
  12/31/94                              $      10,102        $    10,063
   1/31/95                              $       9,811        $     9,677
   2/28/95                              $       9,742        $     9,649
   3/31/95                              $      10,393        $    10,251
   4/30/95                              $      10,761        $    10,636
   5/31/95                              $      10,633        $    10,510
   6/30/95                              $      10,470        $    10,325
   7/31/95                              $      11,062        $    10,968
   8/31/95                              $      10,625        $    10,550
   9/30/95                              $      10,805        $    10,756
  10/31/95                              $      10,650        $    10,466
  11/30/95                              $      10,937        $    10,757
  12/31/95                              $      11,420        $    11,191
   1/31/96                              $      11,394        $    11,237
   2/29/96                              $      11,358        $    11,275
   3/31/96                              $      11,593        $    11,515
   4/30/96                              $      11,906        $    11,850
   5/31/96                              $      11,759        $    11,632
   6/30/96                              $      11,828        $    11,697
   7/31/96                              $      11,489        $    11,356
   8/31/96                              $      11,540        $    11,381
   9/30/96                              $      11,880        $    11,683
  10/31/96                              $      11,775        $    11,564
  11/30/96                              $      12,323        $    12,024
  12/31/96                              $      12,144        $    11,869
   1/31/97                              $      11,602        $    11,454
   2/28/97                              $      11,780        $    11,642
   3/31/97                              $      11,940        $    11,684
   4/30/97                              $      12,038        $    11,746
   5/31/97                              $      12,801        $    12,510
   6/30/97                              $      13,688        $    13,199
   7/31/97                              $      13,928        $    13,413
   8/31/97                              $      12,970        $    12,411
   9/30/97                              $      13,813        $    13,106
  10/31/97                              $      12,676        $    12,100
  11/30/97                              $      12,667        $    11,976
  12/31/97                              $      12,813        $    12,081
   1/31/98                              $      13,283        $    12,633
   2/28/98                              $      14,006        $    13,444
   3/31/98                              $      14,475        $    13,858
   4/30/98                              $      14,565        $    13,967
   5/31/98                              $      14,573        $    13,899
   6/30/98                              $      14,754        $    14,004
   7/31/98                              $      14,853        $    14,146
   8/31/98                              $      13,082        $    12,393
   9/30/98                              $      12,666        $    12,014
  10/31/98                              $      13,932        $    13,266
  11/30/98                              $      14,709        $    13,945
  12/31/98                              $      15,146        $    14,496
   1/31/99                              $      15,054        $    14,452
   2/28/99                              $      14,722        $    14,108
   3/31/99                              $      15,392        $    14,697
   4/30/99                              $      16,016        $    15,292
   5/31/99                              $      15,189        $    14,504
   6/30/99                              $      15,850        $    15,070
   7/31/99                              $      16,300        $    15,518
   8/31/99                              $      16,411        $    15,575
   9/30/99                              $      16,531        $    15,732
  10/31/99                              $      17,164        $    16,314
  11/30/99                              $      17,816        $    16,881
  12/31/99                              $      19,462        $    18,396
 1/31/2000                              $      18,143        $    17,228
 2/29/2000                              $      18,535        $    17,692
 3/31/2000                              $      19,283        $    18,378
 4/30/2000                              $      18,292        $    17,411
 5/31/2000                              $      17,908        $    16,987
 6/30/2000                              $      18,581        $    17,651
 7/31/2000                              $      17,833        $    16,911
 8/31/2000                              $      17,991        $    17,058
 9/30/2000                              $      17,131        $    16,228
10/31/2000                              $      16,710        $    15,845
11/30/2000                              $      16,177        $    15,250
12/31/2000                              $      16,738        $    15,792
 1/31/2001                              $      16,663        $    15,784
 2/28/2001                              $      15,477        $    14,600
 3/31/2001                              $      14,489        $    13,626
 4/30/2001                              $      15,438        $    14,573
 5/31/2001                              $      14,944        $    14,059
 6/30/2001                              $      14,364        $    13,484
 7/31/2001                              $      14,089        $    13,238
 8/31/2001                              $      13,756        $    12,904
 9/30/2001                              $      12,437        $    11,596
10/31/2001                              $      12,769        $    11,893
11/30/2001                              $      13,197        $    12,332
12/31/2001                              $      13,252        $    12,405
 1/31/2002                              $      12,558        $    11,746
 2/28/2002                              $      12,634        $    11,828
 3/31/2002                              $      13,348        $    12,468
 4/30/2002                              $      13,387        $    12,551
 5/31/2002                              $      13,589        $    12,710
 6/30/2002                              $      13,088        $    12,204
 7/31/2002                              $      11,891        $    11,000
 8/31/2002                              $      11,863        $    10,974
 9/30/2002                              $      10,628        $     9,796
10/31/2002                              $      11,188        $    10,322
11/30/2002                              $      11,680        $    10,790
12/31/2002                              $      11,317        $    10,428
 1/31/2003                              $      10,864        $     9,993
 2/28/2003                              $      10,599        $     9,764
 3/31/2003                              $      10,393        $     9,573
 4/30/2003                              $      11,376        $    10,512
 5/31/2003                              $      12,054        $    11,149
 6/30/2003                              $      12,339        $    11,419
 7/31/2003                              $      12,624        $    11,695
 8/31/2003                              $      12,910        $    11,977
 9/30/2003                              $      13,303        $    12,346
10/31/2003                              $      14,100        $    13,115
11/30/2003                              $      14,405        $    13,407
12/31/2003                              $      15,471        $    14,454
 1/31/2004                              $      15,671        $    14,658
 2/29/2004                              $      16,021        $    14,997
 3/31/2004                              $      16,141        $    15,081
 4/30/2004                              $      15,641        $    14,740
 5/31/2004                              $      15,761        $    14,790
 6/30/2004                              $      16,199        $    15,114
 7/31/2004                              $      15,592        $    14,623
 8/31/2004                              $      15,693        $    14,688
 9/30/2004                              $      16,001        $    15,072
10/31/2004                              $      16,540        $    15,586
11/30/2004                              $      17,586        $    16,651

   AVERAGE ANNUAL             ONE      FIVE      TEN
   TOTAL RETURN               YEAR     YEARS    YEARS
   --------------------------------------------------
                              22.09%   -0.26%   5.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                         DFA FIVE-YEAR GLOBAL         LEHMAN
                                        FIXED INCOME PORTFOLIO    AGGREGATE INDEX
  11/30/94                                       $      10,000       $     10,000
  12/31/94                                       $       9,987       $     10,069
   1/31/95                                       $      10,068       $     10,268
   2/28/95                                       $      10,216       $     10,513
   3/31/95                                       $      10,419       $     10,577
   4/30/95                                       $      10,561       $     10,725
   5/31/95                                       $      10,820       $     11,140
   6/30/95                                       $      10,840       $     11,221
   7/31/95                                       $      10,934       $     11,197
   8/31/95                                       $      11,012       $     11,332
   9/30/95                                       $      11,167       $     11,442
  10/31/95                                       $      11,281       $     11,591
  11/30/95                                       $      11,525       $     11,765
  12/31/95                                       $      11,591       $     11,929
   1/31/96                                       $      11,687       $     12,008
   2/29/96                                       $      11,564       $     11,799
   3/31/96                                       $      11,650       $     11,717
   4/30/96                                       $      11,717       $     11,651
   5/31/96                                       $      11,831       $     11,628
   6/30/96                                       $      11,875       $     11,783
   7/31/96                                       $      11,978       $     11,815
   8/31/96                                       $      12,161       $     11,795
   9/30/96                                       $      12,379       $     12,000
  10/31/96                                       $      12,610       $     12,267
  11/30/96                                       $      12,807       $     12,477
  12/31/96                                       $      12,839       $     12,361
   1/31/97                                       $      12,950       $     12,399
   2/28/97                                       $      13,073       $     12,430
   3/31/97                                       $      12,984       $     12,292
   4/30/97                                       $      13,084       $     12,476
   5/31/97                                       $      13,183       $     12,595
   6/30/97                                       $      13,386       $     12,745
   7/31/97                                       $      13,550       $     13,089
   8/31/97                                       $      13,575       $     12,978
   9/30/97                                       $      13,702       $     13,170
  10/31/97                                       $      13,752       $     13,361
  11/30/97                                       $      13,815       $     13,422
  12/31/97                                       $      13,907       $     13,558
   1/31/98                                       $      14,044       $     13,731
   2/28/98                                       $      14,141       $     13,720
   3/31/98                                       $      14,230       $     13,767
   4/30/98                                       $      14,286       $     13,838
   5/31/98                                       $      14,397       $     13,970
   6/30/98                                       $      14,461       $     14,089
   7/31/98                                       $      14,559       $     14,118
   8/31/98                                       $      14,684       $     14,348
   9/30/98                                       $      14,862       $     14,684
  10/31/98                                       $      14,960       $     14,606
  11/30/98                                       $      15,030       $     14,690
  12/31/98                                       $      15,071       $     14,734
   1/31/99                                       $      15,200       $     14,838
   2/28/99                                       $      15,245       $     14,579
   3/31/99                                       $      15,357       $     14,659
   4/30/99                                       $      15,459       $     14,706
   5/31/99                                       $      15,459       $     14,576
   6/30/99                                       $      15,392       $     14,530
   7/31/99                                       $      15,408       $     14,469
   8/31/99                                       $      15,452       $     14,461
   9/30/99                                       $      15,517       $     14,629
  10/31/99                                       $      15,517       $     14,683
  11/30/99                                       $      15,576       $     14,682
  12/31/99                                       $      15,631       $     14,611
 1/31/2000                                       $      15,662       $     14,563
 2/29/2000                                       $      15,739       $     14,739
 3/31/2000                                       $      15,836       $     14,934
 4/30/2000                                       $      15,914       $     14,891
 5/31/2000                                       $      15,944       $     14,883
 6/30/2000                                       $      16,041       $     15,193
 7/31/2000                                       $      16,134       $     15,331
 8/31/2000                                       $      16,212       $     15,553
 9/30/2000                                       $      16,320       $     15,651
10/31/2000                                       $      16,431       $     15,754
11/30/2000                                       $      16,525       $     16,013
12/31/2000                                       $      16,670       $     16,311
 1/31/2001                                       $      16,802       $     16,577
 2/28/2001                                       $      16,885       $     16,721
 3/31/2001                                       $      16,974       $     16,804
 4/30/2001                                       $      17,023       $     16,734
 5/31/2001                                       $      17,090       $     16,834
 6/30/2001                                       $      17,102       $     16,898
 7/31/2001                                       $      17,235       $     17,277
 8/31/2001                                       $      17,369       $     17,475
 9/30/2001                                       $      17,635       $     17,678
10/31/2001                                       $      17,854       $     18,048
11/30/2001                                       $      17,718       $     17,798
12/31/2001                                       $      17,658       $     17,685
 1/31/2002                                       $      17,709       $     17,828
 2/28/2002                                       $      17,863       $     18,001
 3/31/2002                                       $      17,579       $     17,702
 4/30/2002                                       $      17,890       $     18,045
 5/31/2002                                       $      18,046       $     18,199
 6/30/2002                                       $      18,272       $     18,357
 7/31/2002                                       $      18,635       $     18,579
 8/31/2002                                       $      18,877       $     18,893
 9/30/2002                                       $      19,247       $     19,199
10/31/2002                                       $      19,230       $     19,111
11/30/2002                                       $      19,055       $     19,105
12/31/2002                                       $      19,490       $     19,501
 1/31/2003                                       $      19,417       $     19,518
 2/28/2003                                       $      19,703       $     19,788
 3/31/2003                                       $      19,715       $     19,772
 4/30/2003                                       $      19,786       $     19,936
 5/31/2003                                       $      20,233       $     20,307
 6/30/2003                                       $      20,211       $     20,266
 7/31/2003                                       $      19,653       $     19,585
 8/31/2003                                       $      19,617       $     19,714
 9/30/2003                                       $      20,157       $     20,237
10/31/2003                                       $      19,902       $     20,049
11/30/2003                                       $      19,902       $     20,097
12/31/2003                                       $      20,068       $     20,302
 1/31/2004                                       $      20,221       $     20,464
 2/29/2004                                       $      20,431       $     20,686
 3/31/2004                                       $      20,655       $     20,841
 4/30/2004                                       $      20,021       $     20,298
 5/31/2004                                       $      19,925       $     20,217
 6/30/2004                                       $      19,981       $     20,331
 7/31/2004                                       $      20,137       $     20,533
 8/31/2004                                       $      20,524       $     20,925
 9/30/2004                                       $      20,565       $     20,981
10/31/2004                                       $      20,702       $     21,157
11/30/2004                                       $      20,507       $     20,989

   AVERAGE ANNUAL             ONE      FIVE      TEN
   TOTAL RETURN               YEAR     YEARS    YEARS
   --------------------------------------------------
                              3.04%     5.66%    7.45%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index(R)                                              20.00%
Russell 3000 Growth Index(R)                                              6.24%
CRSP 9-10 Index (micro cap companies)                                    14.99%
Russell 2000 Index(R)(small companies)                                   17.25%
Russell 1000 Index(R)(large companies)                                   12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index(R)(small value companies)                       23.72%
Russell 2000 Growth Index(R)(small growth companies)                     10.84%
Russell 1000 Value Index(R)(large value companies)                       19.65%
Russell 1000 Growth Index(R)(large growth companies)                      5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

DFA REAL ESTATE SECURITIES PORTFOLIO

     DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to track closely a specific index. As of November 30, 2004, the Portfolio held 124 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

     As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 12.85% for the S&P 500 Index(R), 30.40% for the Wilshire REIT Index, and 29.44% for the DFA Real Estate Securities Portfolio. Relative to the S&P 500 Index(R), superior performance of the Portfolio was due to the concentration in real estate securities. REITs were the second best-performing industry sector for the year ended November 30, 2004.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                             LOCAL
                                                            CURRENCY   U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                RETURN       RETURN
-----------------------------                               --------   -----------
United Kingdom (net dividends)                                12.03%      24.51%
Japan (net dividends)                                         10.69%      17.86%
France                                                        12.62%      24.86%
Switzerland                                                    5.03%      19.32%
Germany                                                       11.22%      23.29%
Netherlands                                                    6.65%      18.21%
Australia                                                     28.04%      37.29%
Italy                                                         17.28%      30.03%
Spain                                                         23.45%      36.88%
Sweden                                                        29.85%      45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                     32.17%
S&P / Citigroup Extended Market Index EPAC (small companies)  30.10%
MSCI EAFE Value Index (net dividends)                         29.32%
MSCI EAFE Index (net dividends)                               24.19%
MSCI EAFE Growth Index (net dividends)                        19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                          TOTAL
                                                                         RETURNS
COUNTRY                                                                 (U.S. $)
-------                                                                 --------
Brazil                                                                    34.91%
Argentina                                                                 25.55%
Thailand                                                                   2.99%
Chile                                                                     31.00%
Indonesia                                                                 49.70%
Hungary                                                                   84.84%
Israel                                                                    14.51%
Poland                                                                    63.81%
Taiwan                                                                     7.55%
Mexico                                                                    43.28%
Malaysia                                                                  17.71%
Philippines                                                               38.36%
Turkey                                                                    57.65%
South Korea                                                               26.73%

----------
Source: DataStream International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

     The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held 1,413 stocks in twenty-one developed country markets as of November 30, 2004, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international stocks generally outperformed U.S. stocks, in both local currency and U.S. dollar terms. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 12.85% for the S&P 500 Index(R) of U.S. stocks, and 22.09% for the Large Cap International Portfolio. Relative to the MSCI EAFE Index (net dividends), underperformance of the Portfolio was primarily due to differences in security weights between Portfolio holdings and MSCI EAFE Index constituents. These differences were most noticeable among stocks with the most pronounced growth characteristics as measured by book-to-market ratio. To a lesser extent, underperformance was also attributable to differences in security weights between the Portfolio and the Index in the communication, non-durables, and transportation sectors.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2004

     For the year ended November 30, 2004, short-term interest rates rose while longer-term rates were little changed. From a peak of 6.5% in 2001, the Federal Reserve had reduced the target rate for federal funds to 1.00% by November 30, 2003. The target rate was raised four times over the subsequent twelve months from 1.00% to 2.00%. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 124 basis points during the year ended November 30, 2004, while the yield on 10-year U.S. Treasury notes rose only 2 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                  11/30/03   11/30/04    CHANGE
                                                  --------   --------    ------
Three-month LIBOR                                   1.17%      2.41%     105.98%
10-Year U.S. Treasury note yield                    4.34%      4.36%       0.46%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities but returns were slightly "u-shaped" for shorter term maturities: returns were lower for one-year instruments than for three month or two year instruments. For the year ended November 30, 2004, total returns were 1.22% for three-month U.S. Treasury bills, 0.97% for one-year U.S. Treasury notes, 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 2.55% for the Lehman Intermediate Government Index. (Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved).

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the year under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio fell slightly, from 4.42 years on November 30, 2003 to 4.30 years on November 30, 2004. For the year ended November 30, 2004, total returns were 3.04% for the DFA Five-Year Global Fixed Income Portfolio, and 4.44% for the Lehman Aggregate Index. Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.70% of Portfolio assets. Relative to the Lehman Aggregate Index, the underperformance of the Portfolio was primarily due to differences in types of fixed income instruments eligible for inclusion in the Portfolio and the Index. Mortgage-backed securities and corporate issues with credit ratings below AA or equivalent are included in the Lehman Aggregate Index but are not eligible for purchase by the Portfolio, and for the year ended November 30, 2004 such securities generally outperformed high-grade government or corporate issues.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                                     BEGINNING      ENDING                   EXPENSES
                                                      ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                                                       VALUE        VALUE        EXPENSE      DURING
                                                      6/01/04      11/30/04       RATIO       PERIOD*
                                                     ----------   ----------   ----------    ---------
DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,222.60      0.39%      $    2.17
Hypothetical 5% Return                               $ 1,000.00   $ 1,023.05      0.39%      $    1.97

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,115.80      0.42%      $    2.22
Hypothetical 5% Return                               $ 1,000.00   $ 1,022.90      0.42%      $    2.12

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,029.20      0.35%      $    1.78
Hypothetical 5% Return                               $ 1,000.00   $ 1,023.25      0.35%      $    1.77

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its first Form N-Q with the SEC on October 28, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

REITS                                                                     99.6%
Other                                                                      0.3
Financials                                                                 0.1
                                                                         -----
                                                                         100.0%
                                                                         =====

                        LARGE CAP INTERNATIONAL PORTFOLIO

Financials                                                                24.3%
Consumer Discretionary                                                    13.7
Telecommunication Service                                                 10.7
Industrials                                                                9.9
Consumer Staples                                                           9.2
Health Care                                                                7.9
Energy                                                                     7.6
Materials                                                                  6.2
Information Technology                                                     5.8
Utilities                                                                  4.7
                                                                         -----
                                                                         100.0%
                                                                         =====

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Foreign Government                                                        27.3%
Foreign Corporate                                                         27.0
Corportate                                                                23.8
Supranational                                                             19.2
Government                                                                 2.7
                                                                         -----
                                                                         100.0%
                                                                         =====

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
COMMON STOCKS -- (97.2%)
   Acadia Realty Trust                                                           166,800   $     2,527,020
   Affordable Residential Communities                                            222,300         2,867,670
   Agree Realty Corp.                                                             35,600         1,071,560
*  Alexander's, Inc.                                                              13,000         2,743,000
#  Alexandria Real Estate Equities, Inc.                                         110,600         7,941,080
   AMB Property Corp.                                                            471,200        18,824,440
   American Land Lease, Inc.                                                      40,100           856,135
   AmeriVest Properties, Inc.                                                    134,000           838,840
   AMLI Residential Properties Trust                                             144,800         4,704,552
#  Apartment Investment & Management Co. Class A                                 476,400        17,326,668
   Archstone-Smith Trust                                                       1,115,355        40,710,458
   Arden Realty Group, Inc.                                                      373,400        13,442,400
   Associated Estates Realty Corp.                                               112,000         1,099,840
   AvalonBay Communities, Inc.                                                   410,100        29,158,110
   Bedford Property Investors, Inc.                                               93,000         2,594,700
   BNP Residential Properties, Inc.                                               27,500           404,250
   Boston Properties, Inc.                                                       621,200        37,383,816
*  Boykin Lodging Co.                                                             99,400           870,744
   Brandywine Realty Trust                                                       305,300         8,685,785
   BRE Properties, Inc. Class A                                                  286,300        11,635,232
*  Burnham Pacific Properties, Inc.                                               12,500             1,519
   Camden Property Trust                                                         227,700        11,164,131
   Capital Automotive                                                            218,231         7,356,567
   CarrAmerica Realty Corp.                                                      309,800        10,034,422
   CBL & Associates Properties, Inc.                                             175,900        12,891,711
   CenterPoint Properties Trust                                                  275,100        12,888,435
   Colonial Properties Trust                                                     155,100         6,141,960
   Commercial Net Lease Realty                                                   295,575         6,009,040
   Cornerstone Realty Income Trust, Inc.                                         306,300         3,066,063
   Corporate Office Properties Trust                                             193,600         5,378,208
   Cousins Properties, Inc.                                                      280,200         9,190,560
   Crescent Real Estate Equities, Inc.                                           566,600        10,255,460
   CRT Properties, Inc.                                                          153,100         3,757,074
   Developers Diversified Realty Corp.                                           582,999        25,098,107
   Duke Realty Corp.                                                             810,600        28,006,230
   EastGroup Properties, Inc.                                                    119,900         4,510,638
   Entertainment Properties Trust                                                142,100         6,097,511
   Equity Inns, Inc.                                                             259,100         2,673,912
   Equity Lifestyle Properties, Inc.                                             130,400         4,730,912
   Equity Office Properties Trust                                              2,296,663        63,043,399
   Equity One, Inc.                                                              390,276         8,874,876
   Equity Residential                                                          1,591,000        53,632,610
   Essex Property Trust, Inc.                                                    130,800        10,533,324
   Federal Realty Investment Trust                                               295,200        14,804,280
*  FelCor Lodging Trust, Inc.                                                    340,100         4,400,894
   First Industrial Realty Trust, Inc.                                           235,000         9,353,000
*  First Union Real Estate Equity & Mortgage Investments                         145,200           535,788
   Gables Residential Trust                                                      166,900         5,953,323
   General Growth Properties                                                   1,246,500        42,767,415
   Glenborough Realty Trust, Inc.                                                182,000         3,974,880
   Glimcher Realty Trust                                                         202,700         5,462,765
*  Global Signal, Inc.                                                            69,400         2,016,070
*  Golf Trust America, Inc.                                                       40,300            77,779
   Heritage Property Investment Trust                                            266,400         8,551,440
   Hersha Hospitality Trust                                                       92,600   $       917,666
   Highwood Properties, Inc.                                                     305,700         7,908,459
*  HMG Courtland Properties, Inc.                                                  2,400            35,760
   Home Properties of New York, Inc.                                             189,690         7,811,434
   Hospitality Properties Trust                                                  383,000        17,212,020
#  Host Marriott Corp.                                                         1,960,400        30,699,864
   HRPT Properties Trust                                                       1,010,500        12,216,945
   Humphrey Hospitality Trust                                                     59,300           234,235
   Inland Real Estate Corp.                                                      342,100         5,302,550
   Innkeepers USA Trust                                                          214,700         2,894,156
   Kilroy Realty Corp.                                                           159,600         6,451,032
   Kimco Realty Corp.                                                            638,650        36,326,412
   Kramont Realty Trust                                                          137,600         2,768,512
   Lasalle Hotel Properties                                                      160,300         4,921,210
   Lexington Corporate Properties Trust                                          275,400         6,188,238
   Liberty Property Trust                                                        485,400        19,901,400
   Macerich Co.                                                                  329,100        19,989,534
   Mack-Cali Realty Corp.                                                        345,600        15,116,544
   Maguire Properties, Inc.                                                      243,900         6,417,009
*  Malan Realty Investors, Inc.                                                   19,100            99,129
   Maxus Realty Trust, Inc.                                                        1,700            27,200
*  Meristar Hospitality Corp.                                                    379,200         2,578,560
   Mid-America Apartment Communities, Inc.                                       116,300         4,589,198
#  Mills Corp.                                                                   309,300        18,360,048
   Mission West Properties, Inc.                                                 103,000         1,055,750
   Monmouth Real Estate Investment Corp. Class A                                  95,138           786,791
   New Plan Excel Realty Trust                                                   584,400        15,474,912
   One Liberty Properties, Inc.                                                   54,900         1,056,276
   Pan Pacific Retail Properties, Inc.                                           230,631        13,676,418
*  Paragon Real Estate Equity & Investment Trust                                  10,700             1,445
   Parkway Properties, Inc.                                                       64,300         3,221,430
   Pennsylvania Real Estate Investment Trust                                     205,481         8,373,351
*  Philips International Realty Corp.                                             14,400             1,872
   Post Properties, Inc.                                                         227,600         7,761,160
   Prentiss Properties Trust                                                     256,100         9,575,579
   Presidential Realty Corp. Class B                                               2,100            20,370
   Price Legacy Corp.                                                             47,992           916,647
*  Prime Group Realty Trust                                                      127,900           805,770
#  ProLogis                                                                    1,036,300        41,690,349
   PS Business Parks, Inc.                                                       124,300         5,574,855
#  Public Storage, Inc.                                                          733,500        39,154,230
   Ramco-Gershenson Properties Trust                                              95,900         2,918,237
   Realty Income Corp.                                                           225,900        11,256,597
   Reckson Associates Realty Corp.                                               398,701        12,909,938
   Regency Centers Corp.                                                         298,600        15,527,200
   Roberts Realty Investors, Inc.                                                 14,400           102,816
   Saul Centers, Inc.                                                             92,700         3,378,915
   Senior Housing Properties Trust                                               361,900         7,122,192
#  Shurgard Storage Centers, Inc. Class A                                        262,100        10,845,698
   Simon Property Group, Inc.                                                  1,264,297        78,487,558
   Simon Property Group, L.P.                                                     66,210         3,782,577
   Sizeler Property Investors, Inc.                                               72,000           738,000
#  SL Green Realty Corp.                                                         231,100        13,318,293

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Sovran Self Storage, Inc.                                                      84,900   $     3,586,176
   Summit Properties, Inc.                                                       179,400         5,713,890
   Sun Communities, Inc.                                                         106,300         4,191,409
   Tanger Factory Outlet Centers, Inc.                                            78,200         3,918,602
*# Tarragon Corp.                                                                 73,475         1,057,305
   Taubman Centers, Inc.                                                         268,900         7,905,660
   Town & Country Trust                                                           97,500         2,749,500
   Trizec Properties, Inc.                                                       850,000        13,999,500
   U.S. Restaurant Properties, Inc.                                              126,300         2,292,345
   United Dominion Realty Trust, Inc.                                            716,700        16,476,933
   United Mobile Homes, Inc.                                                      47,800           711,742
   Urstadt Biddle Properties, Inc.                                                19,800           309,672
   Urstadt Biddle Properties, Inc. Class A                                       104,400         1,759,140
   Vornado Realty Trust                                                          705,300        51,839,550
   Washington Real Estate Investment Trust                                       234,000         7,705,620
#  Weingarten Realty Investors                                                   479,400        19,535,550
   Winston Hotels, Inc.                                                          147,500         1,678,550
                                                                                           ---------------
TOTAL COMMON STOCKS
  (Cost $920,128,059)                                                                        1,292,854,088
                                                                                           ---------------

                                                                              FACE
                                                                             AMOUNT                 VALUE+
                                                                             ------                 ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
  Repurchase Agreement, Merrill
    Lynch Triparty Repo 1.94%,
    12/01/04 (Collateralized by
    $22,990,000 U.S. Treasury
    Note 4.75%, 05/14/14, valued
    at $23,789,310) to be
    repurchased at $23,326,282
    (Cost $23,325,025)^                                                  $        23,325   $    23,325,025
  Repurchase Agreement, PNC Capital
    Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $14,678,000
    FHLMC Notes 4.20%, 10/20/09,
    valued at $14,740,969) to be
    repurchased at $14,587,762
    (Cost $14,587,000)                                                            14,587        14,587,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $37,912,025)                                                                           37,912,025
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $958,040,084)                                                                     $ 1,330,766,113
                                                                                           ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                       SUMMARYSCHEDULEOFPORTFOLIOHOLDINGS

                                NOVEMBER 30, 2004

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
UNITED KINGDOM -- (25.0%)
COMMON STOCKS -- (25.0%)
  Barclays P.L.C                                                        578,648     $      5,973,195                 0.7%
  BP Amoco P.L.C.                                                     1,939,401           19,801,387                 2.3%
  British American Tobacco P.L.C.                                       255,395            4,271,985                 0.5%
  Diageo P.L.C.                                                         274,275            3,839,808                 0.5%
  Glaxosmithkline P.L.C.                                                529,804           11,187,938                 1.3%
  HBOS P.L.C.                                                           353,018            4,941,130                 0.6%
  HSBC Holdings P.L.C.                                                1,004,745           17,100,587                 2.0%
  Lloyds TSB Group P.L.C.                                               503,639            4,052,436                 0.5%
  Royal Bank of Scotland Group P.L.C.                                   298,894            9,185,180                 1.1%
  Shell Transport & Trading Co., P.L.C.                                 866,241            7,303,870                 0.9%
  Tesco P.L.C.                                                          695,328            4,005,309                 0.5%
  Vodafone Group P.L.C.                                               5,950,041           16,161,689                 1.9%
  Zeneca Group P.L.C.                                                   149,327            5,859,854                 0.7%
  Other Securities                                                                       107,361,348                12.7%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $182,697,365)                                                                    221,045,716                26.2%
                                                                                    ----------------    ----------------

INVESTMENT IN CURRENCY -- (0.0%)
* British Pounds
  (Cost $291,096)                                                                            298,947                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- UNITED KINGDOM
  (Cost $182,988,461)                                                                    221,344,663                26.2%
                                                                                    ----------------    ----------------

JAPAN -- (21.5%)
COMMON STOCKS -- (21.5%)
  Honda Motor Co., Ltd.                                                  62,300            2,980,713                 0.4%
  Mitsubishi Tokyo Financial Group, Inc.                                    491            4,643,233                 0.5%
  Mizuho Holdings, Inc.                                                     964            4,184,053                 0.5%
  Nippon Telegraph & Telephone Corp.                                      2,009            9,001,153                 1.1%
  Nissan Motor Co., Ltd.                                                427,500            4,489,876                 0.5%
  NTT Docomo, Inc.                                                        5,561            9,647,784                 1.1%
  Toyota Motor Credit Corp.                                             240,500            8,969,225                 1.1%
  Other Securities                                                                       146,160,362                17.3%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $192,887,012)                                                                    190,076,399                22.5%
                                                                                    ----------------    ----------------

INVESTMENT IN CURRENCY -- (0.0%)
* Japanese Yen
  (Cost $199,536)                                                                            199,927                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- JAPAN
  (Cost $193,086,548)                                                                    190,276,326                22.5%
                                                                                    ----------------    ----------------

FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
  BNP Paribas SA                                                         50,518            3,512,574                 0.4%
  France Telecom SA                                                     231,887            7,272,608                 0.9%
  L'Oreal                                                                61,197            4,426,234                 0.5%
# LVMH (Louis Vuitton Moet Hennessy)                                     42,323            3,010,993                 0.4%
  Sanofi Synthelabo                                                      98,257            7,397,727                 0.9%
# Total SA                                                               35,906            7,860,972                 0.9%
  Other Securities                                                                        43,579,996                 5.1%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $65,281,183)                                                                      77,061,104                 9.1%
                                                                                    ----------------    ----------------

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                  $          2,655                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- FRANCE
  (Cost $65,285,652)                                                                      77,063,759                 9.1%
                                                                                    ----------------    ----------------
GERMANY -- (6.5%)
COMMON STOCKS -- (6.5%)
  Allianz AG                                                             24,396            3,049,948                 0.4%
* Deutsche Telekom AG                                                   345,063            7,314,158                 0.9%
  E.ON AG                                                                39,605            3,335,162                 0.4%
  SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)                                                    24,232            4,318,997                 0.5%
  Siemens AG                                                             49,807            3,982,772                 0.5%
  Other Securities                                                                        35,591,871                 4.1%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $55,106,838)                                                                      57,592,908                 6.8%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                            17,973                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- GERMANY
  (Cost $55,152,271)                                                                      57,610,881                 6.8%
                                                                                    ----------------    ----------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
* Credit Swisse Group                                                    85,965            3,356,007                 0.4%
  Nestle SA, Cham und Vevey                                              27,965            7,172,044                 0.9%
  Novartis AG                                                           224,186           10,739,760                 1.3%
  Roche Holding AG Genusschein                                           48,507            5,099,484                 0.6%
  Swisscom AG                                                             9,343            3,665,909                 0.4%
  UBS AG                                                                 82,427            6,671,650                 0.8%
  Other Securities                                                                        19,572,800                 2.3%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $43,337,301)                                                                      56,277,654                 6.7%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swiss Francs
  (Cost $4,989)                                                                                5,297                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- SWITZERLAND
  (Cost $43,342,290)                                                                      56,282,951                 6.7%
                                                                                    ----------------    ----------------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
  BHP Billiton, Ltd.                                                    270,644            3,220,842                 0.4%
  Telstra Corp., Ltd.                                                   938,916            3,582,619                 0.4%
  Other Securities                                                                        36,732,283                 4.4%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $28,774,410)                                                                      43,535,744                 5.2%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Australian Dollar
  (Cost $7,110)                                                                                7,111                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- AUSTRALIA
  (Cost $28,781,520)                                                                      43,542,855                 5.2%
                                                                                    ----------------    ----------------

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
NETHERLANDS -- (4.5%)
COMMON STOCKS -- (4.5%)
  ABN AMRO Holding NV                                                   141,230     $      3,467,723                 0.4%
  ING Groep NV                                                          200,241            5,496,054                 0.7%
  Royal Dutch Petroleum Co., Den Haag                                   164,596            9,420,112                 1.1%
  Other Securities                                                                        21,531,137                 2.5%
                                                                                    ----------------    ----------------
TOTAL -- NETHERLANDS
   (Cost $38,150,496)                                                                     39,915,026                 4.7%
                                                                                    ----------------    ----------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
  Eni SpA                                                               198,578            4,884,948                 0.6%
# Ente Nazionale per L'Energia Elettrica SpA                            452,621            4,039,039                 0.5%
  Telecom Italia Mobile SpA                                             571,039            3,787,601                 0.5%
  Other Securities                                                                        20,078,659                 2.3%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $26,329,229)                                                                      32,790,247                 3.9%
                                                                                    ----------------    ----------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
  (Cost $43,047)                                                                              14,931                 0.0%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                               267                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- ITALY
  (Cost $26,372,276)                                                                      32,805,445                 3.9%
                                                                                    ----------------    ----------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
  Banco Bilbao Vizcaya SA                                               182,100            2,989,787                 0.4%
# Banco Santander Central Hispanoamerica SA                             271,784            3,260,357                 0.4%
  Telefonica de Espana SA                                               282,457            4,958,032                 0.6%
  Other Securities                                                                        16,210,487                 1.8%
                                                                                    ----------------    ----------------
TOTAL COMMON STOCKS
  (Cost $18,449,606)                                                                      27,418,663                 3.2%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                    1,163                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- SPAIN
  (Cost $18,449,606)                                                                      27,419,826                 3.2%
                                                                                    ----------------    ----------------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
* Telefon AB L.M. Ericsson Series B                                     993,800            3,305,547                 0.4%
  Other Securities                                                                        17,301,869                 2.0%
                                                                                    ----------------    ----------------
TOTAL -- SWEDEN
  (Cost $15,116,606)                                                                      20,607,416                 2.4%
                                                                                    ----------------    ----------------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities                                                                        14,665,349                 1.7%
                                                                                    ----------------    ----------------

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollar
  (Cost $9,405)                                                                     $          9,402                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- HONG KONG
  (Cost $13,225,934)                                                                      14,674,751                 1.7%
                                                                                    ----------------    ----------------
FINLAND -- (1.4%)
COMMON STOCKS -- (1.4%)
  Nokia Oyj                                                             342,121            5,537,787                 0.7%
  Other Securities                                                                         7,037,809                 0.8%
                                                                                    ----------------    ----------------
TOTAL -- FINLAND
  (Cost $10,180,827)                                                                      12,575,596                 1.5%
                                                                                    ----------------    ----------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                         9,412,348                 1.1%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                             2,763                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- BELGIUM
  (Cost $6,793,631)                                                                        9,415,111                 1.1%
                                                                                    ----------------    ----------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                         7,150,316                 0.9%
                                                                                    ----------------    ----------------
TOTAL -- IRELAND
  (Cost $5,210,713)                                                                        7,150,316                 0.9%
                                                                                    ----------------    ----------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                         6,806,554                 0.8%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Denmark Krone
  (Cost $1,501)                                                                                1,502                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- DENMARK
  (Cost $4,922,789)                                                                        6,808,056                 0.8%
                                                                                    ----------------    ----------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                         6,451,168                 0.8%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                    8,798                 0.0%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* Singapore Dollars
  (Cost $5,211)                                                                                5,261                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- SINGAPORE
  (Cost $6,753,433)                                                                        6,465,227                 0.8%
                                                                                    ----------------    ----------------
NORWAY -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                         4,934,694                 0.6%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $14,311)                                                                                 700                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- NORWAY
  (Cost $3,105,873)                                                                        4,935,394                 0.6%
                                                                                    ----------------    ----------------

                                                                                                            PERCENTAGE
                                                                         SHARES               VALUE+     OF NET ASSETS**
                                                                         ------               ------     ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                  $      3,599,177                 0.4%
                                                                                    ----------------    ----------------
TOTAL -- GREECE
  (Cost $2,550,657)                                                                        3,599,177                 0.4%
                                                                                    ----------------    ----------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                         3,101,170                 0.4%
                                                                                    ----------------    ----------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                        4                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- PORTUGAL
  (Cost $2,838,442)                                                                        3,101,174                 0.4%
                                                                                    ----------------    ----------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                         2,318,197                 0.3%
                                                                                    ----------------    ----------------
TOTAL -- AUSTRIA
  (Cost $1,249,277)                                                                        2,318,197                 0.3%
                                                                                    ----------------    ----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                         1,684,054                 0.2%
                                                                                    ----------------    ----------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollar
  (Cost $6,119)                                                                                6,410                 0.0%
                                                                                    ----------------    ----------------
TOTAL -- NEW ZEALAND
  (Cost $974,981)                                                                          1,690,464                 0.2%
                                                                                    ----------------    ----------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
  (Cost $415,564)                                                                            426,220                 0.1%
                                                                                    ----------------    ----------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (5.0%)
  Repurchase Agreement, Deutsche Bank Securitites 1.95%,
   12/01/04 (Collateralized by $41,528,148 U.S. Treasury
   Note 1.625%, 03/31/05, valued at $40,741,605) to be
   repurchased at $40,743,811 (Cost $40,741,604)^              $         40,742           40,741,604                 4.8%
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%,
   12/01/04 (Collateralized by $3,451,000 FNMA Notes 2.95%,
   11/14/07, valued at $3,455,842) to be repurchased at
   $3,408,178 (Cost $3,408,000)                                           3,408            3,408,000                 0.4%
                                                                                    ----------------    ----------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $44,149,604)                                                                      44,149,604                 5.2%
                                                                                    ----------------    ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $769,097,451)                                                               $    884,178,435               113.0%
                                                                                    ================    ================

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
 ** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
  ^  Security purchased with cash proceeds from securities on loan.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                      FACE
                                                                     AMOUNT                 VALUE+
                                                                     ------                 ------
                                                                      (000)
UNITED STATES -- (40.1%)
BONDS -- (19.7%)
Citigroup, Inc.
     3.625%, 02/09/09                                          $          7,000   $      6,905,255
     4.250%, 07/29/09                                                     7,800          7,846,270
Fifth Third Bank
     3.375%, 08/15/08                                                    11,035         10,823,735
General Electric Capital Corp.
     3.250%, 06/15/09                                                    33,850         32,700,251
Gillette Co.
     3.800%, 09/15/09                                                    29,600         29,368,114
Pfizer, Inc.
     5.625%, 04/15/09                                                    18,300         19,436,430
Procter & Gamble Co.
     4.300%, 08/15/08                                                     4,200          4,291,917
     6.875%, 09/15/09                                                    17,979         20,156,814
Toyota Motor Credit Corp.
     2.875%, 08/01/08                                                     6,000          5,809,698
US Bank NA
     3.400%, 03/02/09                                                    30,250         29,334,000
Wal-Mart Stores, Inc.
     6.875%, 08/10/09                                                    33,590         37,618,415
Wells Fargo & Co.
     3.125%, 04/01/09                                                    32,090         30,916,950
                                                                                  ----------------
TOTAL BONDS
   (Cost $237,798,821)                                                                 235,207,849
                                                                                  ----------------
AGENCY OBLIGATIONS -- (20.4%)
Federal Farm Credit Bank
     3.625%, 10/24/08                                                    54,000         53,690,742
Federal Home Loan Bank
     3.625%, 11/14/08                                                    34,000         33,883,516
     3.000%, 04/15/09                                                    18,000         17,399,322
     3.750%, 08/18/09                                                     5,000          4,971,120
Federal Home Loan Mortgage Corporation
     5.750%, 03/15/09                                                    16,000         17,189,968
     3.375%, 04/15/09                                                    20,000         19,664,480
     6.625%, 09/15/09                                                    15,500         17,269,278
Federal National Mortgage Association
     5.250%, 01/15/09                                                    12,500         13,170,875
     3.250%, 02/15/09                                                    42,000         41,030,976
Tennessee Valley Authority
     5.375%, 11/13/08                                                    24,400         25,824,179
                                                                                  ----------------
TOTAL AGENCY OBLIGATIONS
   (Cost $246,388,278)                                                                 244,094,456
                                                                                  ----------------
TOTAL -- UNITED STATES
   (Cost $484,187,100)                                                                 479,302,305
                                                                                  ----------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (15.5%)
BONDS -- (15.5%)
African Development Bank
     3.250%, 08/01/08                                          $         15,300   $     14,987,758
Asian Development Bank
     5.948%, 05/20/09                                                    34,000         36,876,400
European Investment Bank
     3.375%, 03/16/09                                                    33,435         32,989,713
Inter-American Development Bank
     5.375%, 11/18/08                                                     9,000          9,574,560
     5.625%, 06/29/09^                                                   32,360         29,223,471
International Finance Corp.
     3.750%, 06/30/09                                                    33,035         32,882,576
World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.125%, 03/13/09                                                    27,300         28,782,416
                                                                                  ----------------

TOTAL -- SUPRANATIONAL ORGANIZATION OBLIGATIONS
   (Cost $182,821,204)                                                                 185,316,894
                                                                                  ----------------

CANADA -- (12.8%)
BONDS -- (12.8%)
BP Canada Finance
     3.625%, 01/15/09                                                    11,394         11,210,853
British Columbia (Province of)
     5.000%, 06/25/09                                                    17,500         18,252,500
Canada Housing Trust
     4.650%, 09/15/09                                                    32,900         28,587,763
Canadian Government
     4.250%, 09/01/09^                                                   35,800         30,740,339
Ontario, Province of
     5.500%, 10/01/08^                                                   32,520         34,408,566
Toyota Credit Canada
     4.250%, 06/17/09^                                                   27,600         23,369,648
     4.750%, 06/29/09^                                                    7,300          6,302,662
                                                                                  ----------------
TOTAL -- CANADA
   (Cost $146,770,976)                                                                 152,872,331
                                                                                  ----------------

GERMANY -- (13.0%)
BONDS -- (13.0%)
Bayerische Landesbank
     2.875%, 10/15/08                                                     7,600          7,314,210
     5.875%, 12/01/08                                                     9,600         10,257,686
     3.200%, 04/15/09                                                    10,000          9,653,630
Deutsche Postbank AG
     5.500%, 02/17/09                                                     8,000          8,494,400
KFW International Finance, Inc.
     3.250%, 03/30/09                                                    34,700         33,944,199
KFW-Kreditanstalt fuer Wiederaufbau
     3.750%, 01/28/09@                                                   11,700          1,763,541
Landesbank Baden-Wuerttemberg Foerderbank
     4.500%, 01/26/09                                                    19,800         16,958,345

                                                                      FACE
                                                                     AMOUNT                 VALUE+
                                                                     ------                 ------
                                                                      (000)
Landwirtschaft Rentenbank
     3.750%, 06/15/09                                          $         33,000   $     32,563,773
Westdeutsche Landesbank
     6.050%, 01/15/09                                                    32,200         34,291,523
                                                                                  ----------------
TOTAL -- GERMANY
   (Cost $156,056,816)                                                                 155,241,307
                                                                                  ----------------
NETHERLANDS -- (5.1%)
BONDS -- (5.1%)
Bank Nederlandse Gemeenten NV
     4.375%, 09/15/09                                                    15,000         15,214,650
Nederlandse Waterschapsbank NV
     2.750%, 12/30/08                                                    19,300         18,508,700
Rabobank
     4.250%, 01/05/09^                                                   31,200         26,512,325
                                                                                  ----------------
TOTAL -- NETHERLANDS
   (Cost $59,059,942)                                                                   60,235,675
                                                                                  ----------------
FRANCE -- (4.3%)
BONDS -- (4.3%)
Dexia Credit Local
     5.500%, 01/21/09                                                    20,115         21,295,751
Total Capital SA
     3.500%, 01/05/09                                                    30,900         30,492,120
                                                                                  ----------------
TOTAL -- FRANCE
   (Cost $52,616,654)                                                                   51,787,871
                                                                                  ----------------
NORWAY -- (2.9%)
BONDS -- (2.9%)
Eksportfinans ASA
     4.375%, 07/15/09
     (Cost $34,362,395)                                                  34,000         34,431,120
                                                                                  ----------------
SPAIN -- (2.8%)
BONDS -- (2.8%)
Institut de Credito Oficial
     3.875%, 07/15/09
     (Cost $32,791,910)                                        $         33,045   $     32,957,100
                                                                                  ----------------
FINLAND -- (2.7%)
BONDS -- (2.7%)
Republic of Finland
     3.250%, 05/15/09
     (Cost $31,633,611)                                                  32,700         31,973,406
                                                                                  ----------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04 (Collateralized by
   $9,979,000 FNMA Notes 2.95%, 11/14/07, valued at
   $9,993,001) to be repurchased at 9,856,515
   (Cost $9,856,000)                                                      9,856          9,856,000
                                                                                  ----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,190,156,607)                                                          $  1,193,974,009
                                                                                  ================

----------
  +  See Note B to Financial Statements.
  ^  Denominated in Canadian Dollars.
  @  Denominated in Swedish Krona.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                           DFA
                                                                     DFA               LARGE            FIVE-YEAR
                                                                 REAL ESTATE            CAP               GLOBAL
                                                                  SECURITIES       INTERNATIONAL       FIXED INCOME
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                               ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $22,760, $38,078 and $0,
   of securities on loan, respectively)                        $      1,330,766   $        884,178   $      1,193,974
Cash                                                                         --                 15                  6
Receivables:
   Investment Securities Sold                                                --                 --              5,817
   Dividends, Interest, and Tax Reclaims                                    845              1,499             18,223
   Securities Lending                                                        11                 42                 --
   Fund Shares Sold                                                       1,546                592              2,356
Prepaid Expenses and Other Assets                                            15                 11                 17
                                                               ----------------   ----------------   ----------------
    Total Assets                                                      1,333,183            886,337          1,220,393
                                                               ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                      23,325             40,742                 --
   Investment Securities Purchased                                           --                154              3,841
   Fund Shares Redeemed                                                     503                247              7,436
   Due to Advisor                                                           318                170                257
Unrealized Loss on Forward Currency Contracts                                --                 --              3,094
Accrued Expenses and Other Liabilities                                      139                141                187
                                                               ----------------   ----------------   ----------------
    Total Liabilities                                                    24,285             41,454             14,815
                                                               ----------------   ----------------   ----------------
NET ASSETS                                                     $      1,308,898   $        844,883   $      1,205,578
                                                               ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                                    56,864,891         48,801,237        114,791,100
                                                               ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                             $          23.02   $          17.31   $          10.50
                                                               ================   ================   ================
Investments at Cost                                            $        958,040   $        769,097   $      1,190,157
                                                               ================   ================   ================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                                                           DFA
                                                                     DFA               LARGE            FIVE-YEAR
                                                                 REAL ESTATE            CAP               GLOBAL
                                                                  SECURITIES       INTERNATIONAL       FIXED INCOME
                                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                               ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $1,440
     and $0, respectively)                                     $         39,727   $         16,236                 --
   Interest                                                                 152                108   $         38,764
   Income from Securities Lending                                            49                539                 --
                                                               ----------------   ----------------   ----------------
        Total Investment Income                                          39,928             16,883             38,764
                                                               ----------------   ----------------   ----------------
EXPENSES
   Investment Advisory Services                                           2,995              1,698              2,797
   Accounting & Transfer Agent Fees                                         557                626                659
   Custodian Fees                                                            95                287                 91
   Legal Fees                                                                18                 16                 19
   Audit Fees                                                                48                 35                 60
   Filing Fees                                                               96                 65                104
   Shareholders' Reports                                                     47                 35                 48
   Directors' Fees and Expenses                                              13                  6                 11
   Other                                                                     13                 31                 21
                                                               ----------------   ----------------   ----------------
        Total Expenses                                                    3,882              2,799              3,810
                                                               ----------------   ----------------   ----------------
   NET INVESTMENT INCOME (LOSS)                                          36,046             14,084             34,954
                                                               ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                30,696              2,103             (5,049)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                            --                (15)            (6,964)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                         205,195            119,249             11,559
     Translation of Foreign Currency Denominated
        Amounts                                                              --                 32             (2,966)
                                                               ----------------   ----------------   ----------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                   235,891            121,369             (3,420)
                                                               ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $        271,937   $        135,453   $         31,534
                                                               ================   ================   ================

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                            DFA                      LARGE                      DFA
                                                        REAL ESTATE                   CAP                    FIVE-YEAR
                                                        SECURITIES               INTERNATIONAL          GLOBAL FIXED INCOME
                                                         PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                 ----------------------- ------------------------ ------------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                   NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                     2004         2003         2004         2003         2004         2003
                                                 ----------- ----------- -----------  ----------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                  $    36,046  $    22,917  $    14,084  $     8,058  $    34,954  $    26,914
   Net Realized Gain (Loss) on Investment
    Securities Sold                                   30,696        6,763        2,103           --       (5,049)      37,435
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                 --           --          (15)          99       (6,964)        (826)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency       205,195      136,132      119,249       81,602       11,559      (30,554)
    Translation of Foreign Currency
      Denominated Amounts                                 --           --           32           21       (2,966)         708
                                                 -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                        271,937      165,812      135,453       89,780       31,534       33,677
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Distributions From:
   Net Investment Income                             (39,355)     (20,722)     (20,560)      (5,772)     (32,175)     (28,456)
   Net Short-Term Gains                                 (707)          --           --           --       (7,366)      (4,472)
   Net Long-Term Gains                                (6,193)      (2,261)          --           --      (30,042)      (2,655)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    Total Distributions                              (46,255)     (22,983)     (20,560)      (5,772)     (69,583)     (35,583)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued                                     426,234      289,454      291,666      179,697      486,993      390,384
   Shares Issued in Lieu of Cash Distributions        45,463       22,586       19,638        5,551       69,052       35,163
   Shares Redeemed                                  (171,886)     (84,728)     (85,437)    (102,500)    (281,857)    (215,919)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease) From Capital Share
    Transactions                                     299,811      227,312      225,867       82,748      274,188      209,628
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease)                        525,493      370,141      340,760      166,756      236,139      207,722
NET ASSETS
   Beginning of Period                               783,405      413,264      504,123      337,367      969,439      761,717
                                                 -----------  -----------  -----------  -----------  -----------  -----------
   End of Period                                 $ 1,308,898  $   783,405  $   844,883  $   504,123  $ 1,205,578  $   969,439
                                                 ===========  ===========  ===========  ===========  ===========  ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                     21,487       17,797       18,507       14,472       46,221       35,473
    Shares Issued in Lieu of Cash Distributions        2,448        1,588        1,271          483        6,592        3,238
    Shares Redeemed                                   (8,746)      (5,421)      (5,382)      (8,433)     (26,765)     (19,651)
                                                 -----------  -----------  -----------  -----------  -----------  -----------
                                                      15,189       13,964       14,396        6,522       26,048       19,060
                                                 ===========  ===========  ===========  ===========  ===========  ===========


                 See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DFA REAL ESTATE SECURITIES PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                     2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $       18.80    $       14.91    $       15.02    $       13.51    $       11.50
                                                -------------    -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.62             0.64             0.54             0.82             0.76
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           4.47             4.08             0.18             1.49             1.90
                                                -------------    -------------    -------------    -------------    -------------
    Total From Investment Operations                     5.09             4.72             0.72             2.31             2.66
                                                -------------    -------------    -------------    -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.71)           (0.75)           (0.75)           (0.80)           (0.65)
   Net Realized Gains                                   (0.16)           (0.08)           (0.08)              --               --
                                                -------------    -------------    -------------    -------------    -------------
    Total Distributions                                 (0.87)           (0.83)           (0.83)           (0.80)           (0.65)
                                                -------------    -------------    -------------    -------------    -------------
Net Asset Value, End of Period                  $       23.02    $       18.80    $       14.91    $       15.02    $       13.51
                                                =============    =============    =============    =============    =============
Total Return                                            29.44%           33.48%            5.36%           17.76%           24.49%
                                                -------------    -------------    -------------    -------------    -------------
Net Assets, End of Period (thousands)           $   1,308,898    $     783,405    $     413,264    $     283,732    $     210,231
Ratio of Expenses to Average Net Assets                  0.39%            0.41%            0.42%            0.43%            0.45%
Ratio of Net Investment Income to
  Average Net Assets                                     3.61%            4.19%            4.71%            5.55%            6.06%
Portfolio Turnover Rate                                     6%               2%               2%               6%               7%

                                                                        LARGE CAP INTERNATIONAL PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                     YEAR             YEAR             YEAR             YEAR             YEAR
                                                    ENDED            ENDED            ENDED            ENDED            ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                     2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $       14.65    $       12.10    $       13.90    $       17.30    $       19.41
                                                -------------    -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.31             0.25             0.22             0.25             0.23
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                           2.86             2.51            (1.79)           (3.38)           (1.96)
                                                -------------    -------------    -------------    -------------    -------------
    Total From Investment Operations                     3.17             2.76            (1.57)           (3.13)           (1.73)
                                                -------------    -------------    -------------    -------------    -------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.51)           (0.21)           (0.23)           (0.22)           (0.21)
   Net Realized Gains                                      --               --               --            (0.05)           (0.17)
                                                -------------    -------------    -------------    -------------    -------------
    Total Distributions                                 (0.51)           (0.21)           (0.23)           (0.27)           (0.38)
                                                -------------    -------------    -------------    -------------    -------------
Net Asset Value, End of Period                  $       17.31    $       14.65    $       12.10    $       13.90    $       17.30
                                                =============    =============    =============    =============    =============
Total Return                                            22.09%           23.32%          (11.50)%         (18.42)%          (9.19)%
                                                -------------    -------------    -------------    -------------    -------------
Net Assets, End of Period (thousands)           $     844,883    $     504,123    $     337,367    $     344,871    $     358,638
Ratio of Expenses to Average Net Assets                  0.41%            0.43%            0.44%            0.45%            0.47%
Ratio of Net Investment Income to
  Average Net Assets                                     2.07%            2.10%            1.74%            1.65%            1.21%
Portfolio Turnover Rate                                     1%               1%               9%               4%               1%

                 See accompanying Notes to Financial Statements.

                                                                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                     ----------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR             YEAR
                                                         ENDED           ENDED           ENDED           ENDED            ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,         NOV. 30,
                                                         2004            2003            2002            2001             2000
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period                 $      10.92    $      10.93    $      10.50    $      10.50    $      10.53
                                                     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.26            0.33            0.33            0.50            0.61
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                        0.06            0.15            0.44            0.22              --
                                                     ------------    ------------    ------------    ------------    ------------
      Total from Investment Operations                       0.32            0.48            0.77            0.72            0.61
                                                     ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.32)          (0.39)          (0.33)          (0.72)          (0.64)
   Net Realized Gains                                       (0.42)          (0.10)          (0.01)             --              --
                                                     ------------    ------------    ------------    ------------    ------------
      Total Distributions                                   (0.74)          (0.49)          (0.34)          (0.72)          (0.64)
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                       $      10.50    $      10.92    $      10.93    $      10.50    $      10.50
                                                     ============    ============    ============    ============    ============
Total Return                                                 3.04%           4.45%           7.55%           7.23%           6.09%

Net Assets, End of Period (thousands)                $  1,205,578    $    969,439    $    761,717    $    628,936    $    517,325
Ratio of Expenses to Average Net Assets                      0.34%           0.34%           0.35%           0.37%           0.38%
Ratio of Net Investment Income to Average
   Net Assets                                                3.12%           3.23%           4.09%           4.04%           4.15%
Portfolio Turnover Rate                                        90%            103%             79%            113%             80%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund consists of thirty-six portfolios, of which DFA Real Estate Securities Portfolio, Large Cap International Portfolio and DFA Five-Year Global Fixed Income Portfolio (the "Portfolios") are presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The Large Cap International Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When the Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Global Fixed Income Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to each Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolios. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

     For the year ended November 30, 2004, the Portfolios advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           DFA Real Estate Securities Portfolio                           0.30 of 1%
           Large Cap International Portfolio                              0.25 of 1%
           DFA Five-Year Global Fixed Income Portfolio                    0.25 of 1%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

           DFA Real Estate Securities Portfolio                           $  16,092
           Large Cap International Portfolio                                 11,121
           DFA Five-Year Global Fixed Income Portfolio                       18,536

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                                                              U.S. GOVERNMENT           OTHER INVESTMENT
                                                                                SECURITIES                 SECURITIES
                                                                         -----------------------    -----------------------
                                                                         PURCHASES      SALES       PURCHASES      SALES
                                                                         ----------   ----------    ----------   ----------
DFA Real Estate Securities Portfolio                                             --           --    $  358,076   $   61,764
Large Cap International Portfolio                                                --           --       232,942        6,805
DFA Five-Year Global Fixed Income Portfolio                              $  238,059   $  269,780       982,297      717,684

F.  FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, or a return of capital which for tax purposes, are not available to offset future income, were reclassified to the following accounts (amounts in thousands):

                                                                                                                    INCREASE
                                                                                                 INCREASE          (DECREASE)
                                                                             INCREASE           (DECREASE)        UNDISTRIBUTED
                                                                            (DECREASE)          ACCUMULATED      NET INVESTMENT
                                                                          PAID-IN CAPITAL   NET REALIZED GAINS       INCOME
                                                                          ---------------   ------------------   --------------
Large Cap International Portfolio                                                      --   $              (66)  $           66
DFA Five-Year Global Fixed Income Portfolio                                            --                6,964           (6,964)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                                         ORDINARY
                                                                          INCOME
                                                                            AND
                                                                        SHORT-TERM      LONG-TERM    RETURN OF
                                                                       CAPITAL GAINS  CAPITAL GAINS   CAPITAL     TOTAL
                                                                       -------------  -------------  ---------  ----------
DFA Real Estate Securities Portfolio
2004                                                                   $      40,062  $       6,193      --     $   46,255
2003                                                                          20,722          2,261      --         22,983
Large Cap International Portfolio
2004                                                                          20,560             --      --         20,560
2003                                                                           5,772             --      --          5,772
DFA Five-Year Global Fixed Income Portfolio
2004                                                                          39,545         30,038      --         69,583
2003                                                                          32,928          2,655      --         35,583

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                                    TOTAL NET
                                                                                                                  DISTRIBUTABLE
                                                                      UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL      EARNINGS/
                                                                     NET INVESTMENT    LONG-TERM        LOSS      (ACCUMULATED
                                                                         INCOME      CAPITAL GAINS  CARRYFORWARD     LOSSES)
                                                                     --------------  -------------  ------------  -------------
DFA Real Estate Securities Portfolio                                 $        9,090  $      28,181            --  $      37,271
Large Cap International Portfolio                                             6,784             --  $    (19,070)       (12,286)
DFA Five-Year Global Fixed Income Portfolio                                     111             --        (5,041)        (4,930)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                               EXPIRES ON NOVEMBER 30,
                                                                      ------------------------------------------
                                                                       2009     2010     2011   2012     TOTAL
                                                                      ------  --------  -----  -------  --------
Large Cap International Portfolio                                     $  357  $ 18,180  $ 533       --  $ 19,070
DFA Five-Year Global Fixed Income Portfolio                               --        --     --  $ 5,041     5,041

     During the year ended November 30, 2004, the following Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amount:

         Large Cap International Portfolio                         $    2,073,000

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Large Cap International Portfolio had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $5,327,264 and $81,703, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes.

     The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                           NET
                                                                                                       UNREALIZED
                                                          FEDERAL       UNREALIZED     UNREALIZED     APPRECIATION/
                                                          TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                        ------------   ------------   ------------   --------------
DFA Real Estate Securities Portfolio                    $    959,099   $    377,241   $     (5,574)  $      371,667
Large Cap International Portfolio                            775,250        170,244        (61,315)         108,929
DFA Five-Year Global Fixed Income Portfolio                1,190,164         12,744         (8,934)           3,810

G.  COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                 ACCUMULATED                 ACCUMULATED     UNREALIZED
                                     NET                    NET REALIZED    APPRECIATION    UNREALIZED
                                 INVESTMENT    ACCUMULATED     FOREIGN    (DEPRECIATION)OF  NET FOREIGN                NUMBER OF
                      PAID-IN      INCOME     NET REALIZED    EXCHANGE       INVESTMENT      EXCHANGE      TOTAL NET     SHARES
                      CAPITAL      (LOSS)      GAIN (LOSS)   GAIN (LOSS)     SECURITIES     GAIN (LOSS)     ASSETS      AUTHORIZED
                     ----------  -----------  ------------  ------------   --------------  -------------  -----------  ------------
DFA Real Estate
  Securities
  Portfolio          $  899,979  $     2,522  $     33,671            --   $      372,726             --  $ 1,308,898   100,000,000
Large Cap
  International
  Portfolio             748,224        1,463       (19,937) $        (15)         115,081  $          67      844,883   150,000,000
DFA Five-Year
  Global Fixed
  Income Portfolio    1,206,586       10,106        (5,001)       (6,964)           3,817         (2,966)   1,205,578   100,000,000

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     Any open repurchase agreements were entered into on November 30, 2004.

     2. FORWARD CURRENCY CONTRACTS: DFA Five-Year Global Fixed Income Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, DFA Five-Year Global Fixed Income Portfolio had entered into the following contract and the net unrealized foreign exchange loss is reflected in the accompanying financial statements.

                                                                                     UNREALIZED
                                                                                      FOREIGN
 SETTLEMENT                                        CONTRACT         VALUE AT          EXCHANGE
   DATE       CURRENCY SOLD       CURRENCY          AMOUNT      NOVEMBER 30, 2004    GAIN (LOSS)
-----------   -------------   ---------------    ------------   -----------------   ------------
   12/06/04     195,664,671   Canadian Dollar   $ 161,500,918   $     164,544,628   $ (3,043,710)
   12/23/04      12,219,763     Swedish Krona       1,765,988           1,816,175        (50,187)
                                                -------------   -----------------   ------------
                                                $ 163,266,906   $     166,360,803   $ (3,093,897)
                                                =============   =================   ============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

I.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Portfolios under the discretionary line of credit during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolios during the year ended November 30, 2004.

J.  SECURITIES LENDING:

     As of November 30, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for DFA Real Estate Securities Portfolio and DFA Five-Year Global Fixed Income Portfolio) and the summary schedule of portfolio holdings (for Large Cap International Portfolio), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Real Estate Securities Portfolio, Large Cap International Portfolio and DFA Five-Year Global Fixed Income Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2004 the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                PERFORMANCE CHART

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

[CHART]

GROWTH OF $10,000

                      DIMENSIONAL EMERGING       MSCI EMERGING MARKETS
                     MARKETS VALUE FUND INC.    FREE INDEX (PRICE-ONLY)
  11/30/94                  $     9,950                $    10,000
  12/31/94                  $     9,198                $     9,190
   1/31/95                  $     8,371                $     8,207
   2/28/95                  $     8,087                $     7,988
   3/31/95                  $     8,330                $     8,020
   4/30/95                  $     8,852                $     8,364
   5/31/95                  $     9,704                $     8,787
   6/30/95                  $     9,603                $     8,795
   7/31/95                  $     9,848                $     8,978
   8/31/95                  $     9,510                $     8,755
   9/30/95                  $     9,312                $     8,702
  10/31/95                  $     9,011                $     8,360
  11/30/95                  $     8,780                $     8,204
  12/31/95                  $     9,079                $     8,552
   1/31/96                  $     9,921                $     9,151
   2/29/96                  $     9,653                $     8,991
   3/31/96                  $     9,699                $     9,044
   4/30/96                  $    10,021                $     9,374
   5/31/96                  $    10,090                $     9,309
   6/30/96                  $    10,194                $     9,347
   7/31/96                  $     9,373                $     8,692
   8/31/96                  $     9,679                $     8,901
   9/30/96                  $     9,903                $     8,966
  10/31/96                  $     9,667                $     8,721
  11/30/96                  $     9,606                $     8,856
  12/31/96                  $     9,673                $     8,885
   1/31/97                  $    10,821                $     9,483
   2/28/97                  $    11,088                $     9,882
   3/31/97                  $    10,781                $     9,599
   4/30/97                  $    10,668                $     9,582
   5/31/97                  $    11,413                $     9,830
   6/30/97                  $    11,874                $    10,336
   7/31/97                  $    12,099                $    10,469
   8/31/97                  $    10,836                $     9,125
   9/30/97                  $    11,483                $     9,363
  10/31/97                  $    10,051                $     7,819
  11/30/97                  $     9,773                $     7,529
  12/31/97                  $    10,151                $     7,693
   1/31/98                  $     9,527                $     7,084
   2/28/98                  $    10,263                $     7,819
   3/31/98                  $    10,737                $     8,132
   4/30/98                  $    10,600                $     8,028
   5/31/98                  $     9,407                $     6,903
   6/30/98                  $     8,595                $     6,165
   7/31/98                  $     8,932                $     6,338
   8/31/98                  $     6,604                $     4,482
   9/30/98                  $     6,579                $     4,754
  10/31/98                  $     7,989                $     5,249
  11/30/98                  $     9,302                $     5,679
  12/31/98                  $     9,675                $     5,576
   1/31/99                  $     9,538                $     5,482
   2/28/99                  $     9,629                $     5,531
   3/31/99                  $    10,705                $     6,243
   4/30/99                  $    13,397                $     7,006
   5/31/99                  $    13,397                $     6,944
   6/30/99                  $    15,027                $     7,717
   7/31/99                  $    14,708                $     7,496
   8/31/99                  $    14,838                $     7,559
   9/30/99                  $    14,375                $     7,293
  10/31/99                  $    15,005                $     7,442
  11/30/99                  $    15,969                $     8,107
  12/31/99                  $    17,966                $     9,127
 1/31/2000                  $    17,869                $     9,164
 2/29/2000                  $    17,402                $     9,282
 3/31/2000                  $    17,160                $     9,313
 4/30/2000                  $    16,139                $     8,417
 5/31/2000                  $    15,005                $     8,051
 6/30/2000                  $    15,036                $     8,308
 7/31/2000                  $    14,402                $     7,871
 8/31/2000                  $    14,417                $     7,899
 9/30/2000                  $    13,372                $     7,199
10/31/2000                  $    12,423                $     6,673
11/30/2000                  $    11,492                $     6,086
12/31/2000                  $    11,837                $     6,225
 1/31/2001                  $    12,977                $     7,068
 2/28/2001                  $    11,925                $     6,509
 3/31/2001                  $    10,785                $     5,840
 4/30/2001                  $    11,275                $     6,112
 5/31/2001                  $    11,547                $     6,165
 6/30/2001                  $    11,415                $     6,022
 7/31/2001                  $    11,108                $     5,626
 8/31/2001                  $    11,239                $     5,561
 9/30/2001                  $     9,416                $     4,688
10/31/2001                  $     9,802                $     4,977
11/30/2001                  $    10,993                $     5,491
12/31/2001                  $    11,746                $     5,919
 1/31/2002                  $    12,694                $     6,112
 2/28/2002                  $    12,528                $     6,206
 3/31/2002                  $    13,282                $     6,554
 4/30/2002                  $    13,650                $     6,580
 5/31/2002                  $    13,485                $     6,458
 6/30/2002                  $    12,528                $     5,963
 7/31/2002                  $    12,040                $     5,494
 8/31/2002                  $    12,068                $     5,574
 9/30/2002                  $    10,632                $     4,962
10/31/2002                  $    11,083                $     5,281
11/30/2002                  $    11,958                $     5,639
12/31/2002                  $    11,604                $     5,447
 1/31/2003                  $    11,783                $     5,416
 2/28/2003                  $    11,679                $     5,245
 3/31/2003                  $    11,426                $     5,077
 4/30/2003                  $    12,929                $     5,504
 5/31/2003                  $    13,907                $     5,882
 6/30/2003                  $    14,527                $     6,204
 7/31/2003                  $    14,855                $     6,575
 8/31/2003                  $    15,842                $     7,002
 9/30/2003                  $    16,621                $     7,041
10/31/2003                  $    18,115                $     7,628
11/30/2003                  $    18,322                $     7,707
12/31/2003                  $    20,539                $     8,256
 1/31/2004                  $    21,099                $     8,525
 2/29/2004                  $    22,480                $     8,908
 3/31/2004                  $    22,760                $     8,989
 4/30/2004                  $    21,176                $     8,229
 5/31/2004                  $    20,549                $     8,041
 6/30/2004                  $    20,941                $     8,059
 7/31/2004                  $    21,203                $     7,890
 8/31/2004                  $    22,167                $     8,200
 9/30/2004                  $    23,626                $     8,655
10/31/2004                  $    24,380                $     8,843
11/30/2004                  $    27,016                $     9,658

AVERAGE ANNUAL             ONE        FIVE         TEN
 TOTAL RETURN              YEAR       YEARS       YEARS
---------------------------------------------------------

                          47.38%      10.99%     10.67%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                               LOCAL
                                                              CURRENCY        U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                  RETURN           RETURN
-----------------------------                                 --------        -----------
United Kingdom (net dividends)                                   12.03%             24.51%
Japan (net dividends)                                            10.69%             17.86%
France                                                           12.62%             24.86%
Switzerland                                                       5.03%             19.32%
Germany                                                          11.22%             23.29%
Netherlands                                                       6.65%             18.21%
Australia                                                        28.04%             37.29%
Italy                                                            17.28%             30.03%
Spain                                                            23.45%             36.88%
Sweden                                                           29.85%             45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                           32.17%
Citigroup EPAC Extended Market Index (small companies)                              30.10%
MSCI EAFE Value Index (net dividends)                                               29.32%
MSCI EAFE Index (net dividends)                                                     24.19%
MSCI EAFE Growth Index (net dividends)                                              19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                                TOTAL
                                                                               RETURNS
COUNTRY                                                                        (U.S. $)
------                                                                         -------
Brazil                                                                           34.91%
Argentina                                                                        25.55%
Thailand                                                                          2.99%
Chile                                                                            31.00%
Indonesia                                                                        49.70%
Hungary                                                                          84.84%
Israel                                                                           14.51%
Poland                                                                           63.81%
Taiwan                                                                            7.55%
Mexico                                                                           43.28%
Malaysia                                                                         17.71%
Philippines                                                                      38.36%
Turkey                                                                           57.65%
South Korea                                                                      26.73%

----------
Source: DataStream International

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2004, the Fund held 1,333 stocks in 16 countries. Through March 2004, allocations reflected a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in Dimensional Emerging Markets Value Fund Inc. were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2004, the Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 0.80% of the Fund's assets.

     As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets value stocks outperformed developed country stocks as well as core emerging markets strategies. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 47.38% for the Dimensional Emerging Markets Value Fund Inc. Relative to the MSCI Emerging Markets Free Index, superior performance of the Fund was primarily due to greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to-market ratio. The average portfolio weight for stocks falling into the top quartile when ranked by book-to-market ratio was 71% compared to 18% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                               BEGINNING      ENDING                   EXPENSES
                                                                ACCOUNT      ACCOUNT      ANNUALIZED     PAID
                                                                VALUE         VALUE        EXPENSE      DURING
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.                   6/01/04       11/30/04       RATIO      PERIOD*
--------------------------------------------                 ------------   -----------   ----------   --------
   Actual Fund Return                                        $   1,000.00   $  1,314.80         0.32%  $   1.85
   Hypothetical 5% Return                                    $   1,000.00   $  1,023.40         0.32%  $   1.62

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

Financials                                                                  26.9%
Materials                                                                   26.4
Industrials                                                                 16.9
Consumer Discretionary                                                      11.1
Consumer Staples                                                             6.6
Information Technology                                                       4.2
Energy                                                                       3.1
Telecommunication Service                                                    1.6
Utilities                                                                    1.6
Health Care                                                                  1.6
                                                                           -----
                                                                           100.0%
                                                                           =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                NOVEMBER 30, 2004

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
SOUTH AFRICA -- (12.4%)
COMMON STOCKS -- (12.4%)
  ABSA Group, Ltd.                                                   1,028,666   $    12,487,243                1.1%
  Anglo American PLC                                                   234,915         5,610,864                0.5%
  Barloworld, Ltd.                                                     397,633         6,734,018                0.6%
  Imperial Holdings, Ltd.                                              354,239         6,236,610                0.5%
  Iscor, Ltd.                                                          976,965        10,962,879                0.9%
  Liberty Group, Ltd.                                                  711,717         7,828,579                0.7%
  Nedcor, Ltd.                                                         837,695        10,907,757                0.9%
  Old Mutual PLC                                                     6,560,799        16,233,597                1.4%
  Sanlam, Ltd.                                                       4,967,580        10,376,795                0.9%
  Sappi, Ltd.                                                          451,122         6,023,655                0.5%
  Other Securities                                                                    52,698,422                4.5%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $98,218,528)                                                                146,100,419               12.5%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* South African Rand
    (Cost $4,049)                                                                          4,649               0.0%
                                                                                 ---------------    ---------------

TOTAL -- SOUTH AFRICA
   (Cost $98,222,577)                                                                146,105,068               12.5%
                                                                                 ---------------    ---------------

SOUTH KOREA -- (11.6%)
COMMON STOCKS -- (11.6%)
  Hyundai Motor Co., Ltd.                                              212,320        10,419,976                0.9%
  Other Securities                                                                   126,463,016               10.8%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $85,258,948)                                                                136,882,992               11.7%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
  Other Securities
   (Cost $0)                                                                                   0                0.0%
                                                                                 ---------------    ---------------

TOTAL -- SOUTH KOREA
  (Cost $85,258,948)                                                                 136,882,992               11.7%
                                                                                 ---------------    ---------------

TAIWAN -- (10.7%)
COMMON STOCKS  (10.6%)
* Chang Hwa Commercial Bank                                          8,379,459         5,204,329                0.5%
  Far East Textile, Ltd.                                             7,095,613         5,497,160                0.5%
  Other Securities                                                                   113,869,960                9.6%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $108,048,876)                                                               124,571,449               10.6%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
   (Cost $950,056)                                                                       973,977                0.1%
                                                                                 ---------------    ---------------

TOTAL -- TAIWAN
   (Cost $108,998,932)                                                               125,545,426               10.7%
                                                                                 ---------------    ---------------

MEXICO -- (10.1%)
COMMON STOCKS  (10.1%)
  Alfa S.A. de C.V. Series A                                         3,740,264        18,523,498                1.6%
  Controladora Comercial Mexicana S.A. de C.V. Series B              5,484,600         6,145,703                0.5%
* Empresas ICA Sociedad Controladora S.A. de C.V.                   16,050,200         5,732,852                0.5%
  Industrias Penoles S.A. de C.V.                                    1,277,400         6,656,236                0.6%

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
* Nueva Grupo Mexico S.A. de C.V. Series B                           5,325,961   $    25,736,156                2.2%
  Organizacion Soriana S.A. de C.V. Series B                         2,735,500         9,405,242                0.8%
  Other Securities                                                                    46,257,486                3.9%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $69,257,596)                                                                118,457,173               10.1%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
   (Cost $6,374)                                                                           5,970                0.0%
                                                                                 ---------------    ---------------

TOTAL -- MEXICO
   (Cost $69,263,970)                                                                118,463,143               10.1%
                                                                                 ---------------    ---------------

BRAZIL -- (9.1%)
PREFERRED STOCKS -- (7.9%)
* Acesita SA                                                           413,076         5,414,029                0.5%
  Banco Bradesco SA                                                     83,828         5,485,803                0.5%
* Braskem SA                                                       142,800,000         6,216,000                0.5%
  Gerdau SA                                                            775,552        13,959,936                1.2%
  Metalurgica Gerdau SA                                                396,800         9,337,929                0.8%
  Sadia SA                                                           3,838,282         7,761,232                0.7%
  Siderurgica Belgo-Mineira                                         12,307,631         6,312,186                0.5%
  Siderurgica de Tubarao Sid Tubarao                               160,870,000         8,398,360                0.7%
  Other Securities                                                                    30,518,093                2.5%
                                                                                 ---------------    ---------------

TOTAL PREFERRED STOCKS
   (Cost $22,269,100)                                                                 93,403,568                7.9%
                                                                                 ---------------    ---------------

COMMON STOCKS -- (1.2%)
  Companhia Siderurgica Nacional                                       606,400        11,548,353                1.0%
  Other Securities                                                                     2,282,860                0.2%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $2,920,794)                                                                  13,831,213                1.2%
                                                                                 ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
     (Cost $0)                                                                               378                0.0%
                                                                                 ---------------    ---------------

TOTAL -- BRAZIL
   (Cost $25,189,894)                                                                107,235,159                9.1%
                                                                                 ---------------    ---------------

MALAYSIA -- (7.7%)
COMMON STOCKS -- (7.7%)
  Other Securities                                                                    90,853,909                7.7%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $78,273,577)                                                                 90,853,909                7.7%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $2,000)                                                                         59,258                0.0%
                                                                                 ---------------    ---------------

TOTAL -- MALAYSIA
   (Cost $78,275,577)                                                                 90,913,167                7.7%
                                                                                 ---------------    ---------------

TURKEY -- (7.0%)
COMMON STOCKS -- (7.0%)
  Akbank T.A.S.                                                  2,744,529,505        13,018,047                1.1%
* Dogan Sirketler Grubu Holdings A.S.                            3,007,361,142         5,213,633                0.4%
  Eregli Demir ve Celik Fabrikalari Turk A.S.                    1,995,394,500         8,286,369                0.7%

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
* Turkiye Garanti Bankasi A.S                                    2,762,007,650   $     6,754,907                0.6%
  Turkiye Is Bankasi A.S. Series C                               1,860,440,560         8,766,399                0.8%
  Other Securities                                                                    40,733,982                3.5%
                                                                                 ---------------    ---------------

TOTAL -- TURKEY
   (Cost $31,842,604)                                                                 82,773,337                7.1%
                                                                                 ---------------    ---------------

INDONESIA -- (6.3%)
COMMON STOCKS -- (6.3%)
  PT Bank Pan Indonesia Tbk                                        113,482,661         5,156,231                0.4%
  PT International Nickel Indonesia Tbk                              7,522,000         9,852,368                0.8%
  PT Medco Energi International Tbk                                 31,249,000         7,186,336                0.6%
  PT Semen Gresik Tbk                                                8,421,591        11,991,021                1.0%
  PT Tempo Scan Pacific                                              6,466,000         6,313,906                0.5%
  Other Securities                                                                    34,371,706                3.1%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $37,400,548)                                                                 74,871,568                6.4%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Indonesia Rupiah
   (Cost $1,131)                                                                           1,057                0.0%
                                                                                 ---------------    ---------------

TOTAL -- INDONESIA
   (Cost $37,401,679)                                                                 74,872,625                6.4%
                                                                                 ---------------    ---------------

ISRAEL -- (5.7%)
COMMON STOCKS -- (5.7%)
  Bank Hapoalim, Ltd.                                                3,775,700        11,007,262                0.9%
  Bank Leumi Le-Israel                                               4,836,950        11,358,181                1.0%
* Koor Industries, Ltd.                                                125,769         5,851,171                0.5%
  Other Securities                                                                    39,249,325                3.4%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $50,280,448)                                                                 67,465,939                5.8%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
    (Cost $6,027)                                                                          6,255                0.0%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                 0                0.0%
                                                                                 ---------------    ---------------

TOTAL -- ISRAEL
   (Cost $50,286,475)                                                                 67,472,194                5.8%
                                                                                 ---------------    ---------------

THAILAND -- (4.8%)
COMMON STOCKS -- (4.8%)
  National Petrochemical Public Co., Ltd. (Foreign)                  2,010,600         5,356,838                0.5%
  Regional Container Lines Public Co., Ltd.                          6,950,000         5,334,623                0.5%
  Other Securities                                                                    45,539,895                3.8%
                                                                                 ---------------    ---------------
TOTAL COMMON STOCKS
   (Cost $29,044,407)                                                                 56,231,356                4.8%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                                 0                0.0%
                                                                                 ---------------    ---------------

TOTAL -- THAILAND
   (Cost $29,044,407)                                                                 56,231,356                4.8%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
HUNGARY -- (3.1%)
COMMON STOCKS -- (3.1%)
  Magyar Olay-Es Gazipari RT                                           183,209   $    12,377,521                1.1%
* Tiszai Vegyi Kombinat RT                                             253,242         7,190,453                0.6%
  Other Securities                                                                    16,539,871                1.4%
                                                                                 ---------------    ---------------

TOTAL -- HUNGARY
   (Cost $23,732,647)                                                                 36,107,845                3.1%
                                                                                 ---------------    ---------------

CHILE -- (3.0%)
COMMON STOCKS -- (3.0%)
   COPEC (Cia de Petroleos de Chile)                                   947,488         7,489,705                0.6%
   Empresas CMPC SA                                                    286,547         6,575,602                0.6%
   Sociedad Quimica y Minera de Chile SA Series B                      945,090         5,751,674                0.5%
   Other Securities                                                                   15,062,905                1.3%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $19,296,477)                                                                 34,879,886                3.0%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Chilean Pesos
     (Cost $22,286)                                                                       22,521                0.0%
                                                                                 ---------------    ---------------

TOTAL -- CHILE
   (Cost $19,318,763)                                                                 34,902,407                3.0%
                                                                                 ---------------    ---------------

POLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
   Other Securities                                                                   32,255,044                2.7%
                                                                                 ---------------    ---------------

TOTAL -- POLAND
   (Cost $23,766,828)                                                                 32,255,044                2.7%
                                                                                 ---------------    ---------------

ARGENTINA -- (2.2%)
COMMON STOCKS -- (2.2%)
   Tenaris SA                                                        1,660,259         7,936,331                0.7%
   Other Securities                                                                   17,995,742                1.5%
                                                                                 ---------------    ---------------

TOTAL COMMON STOCKS
   (Cost $19,009,343)                                                                 25,932,073                2.2%
                                                                                 ---------------    ---------------

RIGHTS/WARRANTS -- (0.0%)
   Other Securities
     (Cost $0)                                                                            52,751                0.0%
                                                                                 ---------------    ---------------

INVESTMENT IN CURRENCY -- (0.0%)
*Argentine Peso
     (Cost $3,426)                                                                         3,417                0.0%
                                                                                 ---------------    ---------------

TOTAL -- ARGENTINA
   (Cost $19,012,769)                                                                 25,988,241                2.2%
                                                                                 ---------------    ---------------

PHILIPPINES -- (2.2%)
COMMON STOCKS -- (2.2%)
   Other Securities                                                                   25,566,076                2.2%
                                                                                 ---------------    ---------------

TOTAL -- PHILIPPINES
   (Cost $28,352,716)                                                                 25,566,076                2.2%
                                                                                 ---------------    ---------------

                                                                                                       PERCENTAGE
                                                                        SHARES            VALUE+    OF NET ASSETS**
                                                               ---------------   ---------------    ---------------
CZECH REPUBLIC -- (0.8%)
COMMON STOCKS -- (0.8%)
   CEZ A.S                                                             491,462   $     7,088,714                0.6%
   Other Securities                                                                    2,772,440                0.2%
                                                                                 ---------------    ---------------

TOTAL -- CZECH REPUBLIC
   (Cost $7,263,981)                                                                   9,861,154                0.8%
                                                                                 ---------------    ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
   (Cost $372)                                                                               549                0.0%
                                                                                 ---------------    ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    1.88%, 12/01/04 (Collateralized by $6,920,000 FNMA Notes
    2.95%, 11/14/07, valued at $6,929,709) to be repurchased
    at $6,834,357 (Cost $6,834,000)                            $         6,834         6,834,000                0.6%
                                                                                 ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $742,067,139)                                                            $ 1,178,009,783              100.5%
                                                                                 ===============    ===============

----------
 +  Securities have been fair valued. See Note B to Financial Statements.
 *  Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
    "Other Securites" are those securites that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $742,067)                                              $     1,178,010
Cash                                                                                            9
Receivables:
   Investment Securities Sold                                                                 779
   Dividends, Interest,                                                                     1,530
   Fund Shares Sold                                                                         1,391
                                                                                  ---------------
      Total Assets                                                                      1,181,719
                                                                                  ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                            522
   Fund Shares Redeemed                                                                     3,520
   Due to Advisor                                                                              93
Deferred Thailand Capital Gains Tax                                                         4,368
Deferred Chilean Repatriation Tax                                                              17
Accrued Expenses and Other Liabilities                                                        249
                                                                                  ---------------
      Total Liabilities                                                                     8,769
                                                                                  ---------------
NET ASSETS applicable to 42,541,317 shares outstanding $0.01 par value shares
   (Authorized 200,000,000 shares)                                                $     1,172,950
                                                                                  ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                          $         27.57
                                                                                  ===============
NET ASSETS CONSIST OF:
Paid-in Capital                                                                   $       717,020
Accumulated Net Investment Income (Loss)                                                    3,225
Accumulated Net Realized Gain (Loss)                                                       22,438
Accumulated Net Realized Foreign Exchange Gain (Loss)                                      (1,330)
Unrealized Appreciation (Depreciation) from Investment Securities and Foreign
   Currency Transactions                                                                  435,943
Unrealized Net Foreign Exchange Gain (Loss)                                                    22
Deferred Thailand Capital Gains Tax                                                        (4,368)
                                                                                  ---------------
      Total Net Assets                                                            $     1,172,950
                                                                                  ===============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,034)                            $        22,565
   Interest                                                                                   141
                                                                                  ---------------
        Total Investment Income                                                            22,706
                                                                                  ---------------

EXPENSES
   Investment Advisory Services                                                               852
   Accounting & Transfer Agent Fees                                                           692
   Custodian Fees                                                                           1,095
   Legal Fees                                                                                  42
   Audit Fees                                                                                  31
   Shareholders' Reports                                                                       75
   Directors' Fees and Expenses                                                                 6
   Other                                                                                       68
                                                                                  ---------------
        Total Expenses                                                                      2,861
                                                                                  ---------------
   NET INVESTMENT INCOME (LOSS)                                                            19,845
                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                  26,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                               (1,330)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                           294,842
     Translation of Foreign Currency Denominated Amounts                                       36
   Deferred Thailand Capital Gains Tax                                                      1,032
                                                                                  ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                          321,344
                                                                                  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $       341,189
                                                                                  ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                        YEAR            YEAR
                                                                                        ENDED           ENDED
                                                                                      NOV. 30,        NOV. 30,
                                                                                        2004            2003
                                                                                  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                   $        19,845  $         9,519
   Net Realized Gain (Loss) on Investment Securities Sold                                  26,764            9,445
   Net Realized Gain (Loss) on Foreign Currency Transactions                               (1,330)            (301)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                          294,842          164,617
      Translation of Foreign Currency Denominated Amounts                                      36              (93)
   Deferred Thailand Capital Gains Tax                                                      1,032           (3,793)
                                                                                  ---------------  ---------------
   Net Increase (Decrease) in Net Assets Resulting from Operations                        341,189          179,394
                                                                                  ---------------  ---------------
Distributions From:
   Net Investment Income                                                                  (15,246)         (10,213)
   Net Long-Term Gains                                                                     (6,727)              --
                                                                                  ---------------  ---------------
      Total Distributions                                                                 (21,973)         (10,213)
                                                                                  ---------------  ---------------
Capital Share Transactions (1):
   Shares Issued                                                                          283,404          187,083
   Shares Issued in Lieu of Cash Distributions                                             19,331           10,213
   Shares Redeemed                                                                        (66,724)         (94,351)
                                                                                  ---------------  ---------------
   Net Increase (Decrease) From Capital Share Transactions                                236,011          102,945
                                                                                  ---------------  ---------------
      Total Increase (Decrease)                                                           555,227          272,126
NET ASSETS
   Beginning of Period                                                                    617,723          345,597
                                                                                  ---------------  ---------------
   End of Period                                                                  $     1,172,950  $       617,723
                                                                                  ===============  ===============

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                        12,545           11,549
      Shares Issued in Lieu of Cash Distributions                                             905              597
      Shares Redeemed                                                                      (3,000)          (7,037)
                                                                                  ---------------  ---------------
                                                                                           10,450            5,109
                                                                                  ===============  ===============

                   See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                        YEAR              YEAR          YEAR         YEAR          YEAR
                                                        ENDED             ENDED         ENDED        ENDED         ENDED
                                                      NOV. 30,          NOV. 30,      NOV. 30,     NOV. 30,       NOV. 30,
                                                        2004              2003          2002         2001           2000
                                                    -------------     -----------   -----------   -----------    -----------
Net Asset Value, Beginning of Period                $       19.25     $     12.81   $     12.28   $     14.14    $     20.88
                                                    -------------     -----------   -----------   -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.52(1)         0.33          0.23          0.38           0.19
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                        8.42(1)         6.45          0.83         (0.92)         (5.75)
                                                    -------------     -----------   -----------   -----------    -----------
      Total from Investment Operations                       8.94            6.78          1.06         (0.54)         (5.56)
                                                    -------------     -----------   -----------   -----------    -----------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.41)          (0.34)        (0.32)        (0.33)         (0.16)
   Net Realized Gains                                       (0.21)             --         (0.21)        (0.99)         (1.02)
                                                    -------------     -----------   -----------   -----------    -----------
      Total Distributions                                   (0.62)          (0.34)        (0.53)        (1.32)         (1.18)
                                                    -------------     -----------   -----------   -----------    -----------
Net Asset Value, End of Period                      $       27.57     $     19.25   $     12.81   $     12.28    $     14.14
                                                    =============     ===========   ===========   ===========    ===========
Total Investment Return                                     47.38%          53.30%         8.79%        (4.34)%       (28.02)%

Net Assets, End of Period (thousands)               $   1,172,950     $   617,723   $   345,597   $   279,096    $   295,276
Ratio of Expenses to Average Net Assets                      0.34%           0.42%         0.40%         0.52%          0.54%
Ratio of Net Investment Income to Average
   Net Assets                                                2.33%(1)        2.39%         1.67%         3.16%          1.46%
Portfolio Turnover Rate                                         8%             10%           15%           19%            19%



(1) Net Investment Income (loss), Net Gains (losses) on Securities (Realized and Unrealized) and the Ratio of Net Investment Income to Average Net Assets for the year ended November 30, 2004 have been restated as discussed in Note H.


                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

     5. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $13,700.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2004, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

          Purchases                                             $   307,963
          Sales                                                      65,388

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, or a return of capital which for tax purposes, are not available to offset future income, were reclassified to the following accounts (amounts in thousands):

                                                INCREASE
                         INCREASE              (DECREASE)
                        (DECREASE)            UNDISTRIBUTED
                        ACCUMULATED          NET INVESTMENT
                    NET REALIZED GAINS           INCOME
                    ------------------       --------------
                         $  (1,396)              $  1,396

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                           ORDINARY     LONG-TERM
                                            INCOME     CAPITAL GAIN     TOTAL
                                          ----------   ------------   ----------
2004                                      $   15,246    $    6,727    $   21,973
2003                                          10,213            --        10,213

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                      TOTAL NET
                                                    DISTRIBUTABLE
                   UNDISTRIBUTED    UNDISTRIBUTED     EARNINGS
                  NET INVESTMENT      LONG-TERM     (ACCUMULATED
                      INCOME        CAPITAL GAINS      LOSSES)
                  --------------    -------------   -------------
                     $  5,282         $  24,032        $  29,314

     Certain of the Fund's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $1,967,765 and $2,725,434 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                NET
                                                             UNREALIZED
              FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
             TAX COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
            ---------      ------------    ------------    --------------
            $ 747,035        $ 482,228      $ (51,253)        $ 430,975

F. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Fund under the line of credit during the year ended November 30, 2004.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


H. RESTATEMENT:

     To correct a clerical error, the Fund has restated the net investment income (loss) and net gains (losses) on securities (realized and unrealized) per share and the ratio of net investment income to average net assets as reported in the financial highlights for the year ended November 30, 2004. These restatements had no effect on the Fund's net asset values, either in total or per share, or its total increase (decrease) in net assets from operations during the year.











The restatement changed the financial highlights for the year ended November 30, 2004, as follows:


                                                                RESTATED        ORIGINALLY
                                                                 AMOUNT          REPORTED
                                                                --------        ----------
Net Investment Income (Loss) -- per share                        $0.52            $0.62
Net Gains (Losses) on Securities (Realized and Unrealized) --
  per share                                                       8.42             8.32
                                                                --------        ----------
    Total from Investment Operations                             $8.94            $8.94

Ratio of Net Investment Income to Average Net Assets              2.33%            2.29%

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND INC.


In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

As disclosed in Note H, the Fund restated its financial highlights as of November 30, 2004 and for the year then ended.



PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005
(except for Note H for which
the date is March 24, 2005)

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

 NAME, AGE, POSITION                                    PORTFOLIOS WITHIN THE
   WITH THE FUND             TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                LENGTH OF SERVICE              OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993        75 portfolios in 4       Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG       DFAIDG - since 1983        investment companies     School of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P.Gould Director of      DFAITC - since 1993        75 portfolios in 4       Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.          DFAIDG - since 1986        investment companies     Professor of Economics, Graduate School of
Trustee of DFAITC.            DIG - since 1993                                    Business, University of Chicago. Senior
1101 E. 58th Street           DEM - since 1993                                    Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                 strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                            President, Cardean University (division of
                                                                                  UNext.com). Member of the Boards of Milwaukee
                                                                                  Mutual Insurance Company and UNext.com. Formerly,
                                                                                  Trustee, First Prairie Funds (registered
                                                                                  investment company). Trustee, Harbor Fund
                                                                                  (registered investment company) (13 Portfolios).

 NAME, AGE, POSITION                                    PORTFOLIOS WITHIN THE
   WITH THE FUND             TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                LENGTH OF SERVICE              OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993        75 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981        investment companies     Management. Director, BIRR Portfolio Analysis,
and DEM.                      DIG - since 1993                                    Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.            DEM - since 1993                                    Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                         publishing and consulting). Partner, Zebra
P.O. Box 208200                                                                   Capital Management, LLC (hedge fund
New Haven, CT                                                                     manager). Formerly, Director, Hospital Fund,
06520-8200                                                                        Inc. (investment management services).
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003       75 portfolios in 4       John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003       investment companies     Graduate School of Business Administration,
and DEM.                      DFA DIG - since 2003                                Harvard University (since 1998). George Fisher
Trustee of DFAITC.            DEM - since 2003                                    Baker Professor of Business Administration,
Harvard Business School                                                           Graduate School of Business Administration,
397 Morgan Hall                                                                   Harvard University (1988-1998), Co-founder,
Soldiers Field                                                                    Chief Science Officer, Integrated Finance
Boston, MA 02163                                                                  Limited (since 2002). Director, MF Risk,
Date of Birth: 7/31/44                                                            Inc. (risk managemetnt software) (since
                                                                                  2001). Director, Peninsula Banking Group (bank)
                                                                                  (since 2003). Director, Community First Financial
                                                                                  Group (bank holding company) (since
                                                                                  2003). Formerly, Co-Founder and Principal,
                                                                                  Long-Term Capital Management. Director, Vical
                                                                                  Incorporated (biopharamceutical product
                                                                                  development).

Myron S. Scholes              DFAITC - since 1993        75 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981        investment companies     Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                    Capital Management (private equity
Trustee of DFAITC.            DEM - since 1993                                    firm). Chairman, Oak Hill Platinum Partners
Oak Hill Capital                                                                  (hedge fund). Director, Chicago Mercantile
Management, Inc.                                                                  Exchange. Consultant, Arbor Investors. Formerly,
2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds.
Suite 220                                                                         Director, American Century Fund Complex
Menlo Park, CA 94025                                                              (registered investment companies) (38
Date of Birth: 7/01/41                                                            Portfolios); and Director, Chicago Mercantile
                                                                                  Exchange Holdings Inc..

Abbie J. Smith                DFAITC - since 2000        75 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000        investment companies     Graduate School of Business, University of
and DEM.                      DIG - since 2000                                    Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.            DEM - since 2000                                    Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                       Industries Inc. (office furniture) and Director,
University of Chicago                                                             Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993        75 portfolios in 4       Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief     DFAIDG - since 1981        investment companies     Chief Investment Officer and President of
Executive Officer, Chief      DIG - since 1992                                    Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and        DEM- since 1993                                     Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG                                                          Chief Executive Officer, Chief Investment
and DEM. Chairman,                                                                Officer and President of DFAITC. Director of
Trustee, Chief Executive                                                          Dimensional Fund Advisors Ltd. and formerly Chief
Officer, Chief Investment                                                         Investment Officer. Director, Chief Investment
Officer and President of                                                          Officer and President of DFA Australia
DFAITC.                                                                           Ltd. Formerly, Director of Dimensional Funds
1299 Ocean Avenue                                                                 PLC. Chairman, Director, Chief Executive Officer
Santa Monica, CA 90401                                                            and Chief Investment Officer of Dimensional Fund
Date of Birth: 12/02/46                                                           Advisors Canada Inc. (All Chief Investment
                                                                                  Officer positions held starting 1/1/2003 except
                                                                                  for Dimensional Fund Advisors Canada Inc., which
                                                                                  was from 6/17/2003.)

                                                                                  Limited Partner, Oak Hill Partners. Director,
                                                                                  University of Chicago Business School. Formerly,
                                                                                  Director, SA Funds (registered investment
                                                                                  company). Formerly Director, Assante Corporation
                                                                                  (investment management) (until 2002).

 NAME, AGE, POSITION                                    PORTFOLIOS WITHIN THE
   WITH THE FUND             TERM OF OFFICE(1) AND       DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
    AND ADDRESS                LENGTH OF SERVICE              OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993        75 portfolios in 4       Chairman and Director (and prior to 1/1/2003,
Chairman and Director of      DFAIDG - since 1981        investment companies     Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.          DIG - since 1992                                    Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of       DEM - since 1993                                    and DEM. Chairman, Trustee (and prior to
DFAITC.                                                                           1/1/2003, Chief Investment Officer) of
1299 Ocean Avenue                                                                 DFAITC. Director and formerly President of
Santa Monica, CA 90401                                                            Dimensional Fund Advisors Ltd. Director (and
Date of Birth: 9/07/44                                                            prior to 1/1/2003, Chief Investment Officer) of
                                                                                  DFA Australia Ltd. Director of Dimensional Funds
                                                                                  PLC and Dimensional Fund Advisors Canada Inc.

                                                                                  Trustee, St. Louis University. Life Trustee and
                                                                                  Member of Investment Committee, DePaul
                                                                                  University. Director, The German St. Vincent
                                                                                  Orphan Home. Member of Investment Committee,
                                                                                  Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                       TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
          AND ADDRESS                       SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
                                                   OFFICERS

Arthur H. Barlow                          Since 1993        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 11/7/55                                      Dimensional Fund Advisors Ltd.

Valerie A. Brown                          Since 2001        Vice President and Assistant Secretary of all the
Vice President and Assistant                                DFA Entities, DFA Australia Limited, Dimensional
Secretary                                                   Fund Advisors Ltd., and since June 2003,
Date of Birth: 1/24/67                                      Dimensional Fund Advisors Canada Inc. Prior to
                                                            April 2001, legal counsel for Dimensional (since
                                                            March 2000). Associate, Jones, Day, Reavis & Pogue
                                                            from October 1991 to February 2000.

Stephen A. Clark                          Since 2004        Vice President of all the DFA Entities. April 2001
Vice President                                              to April 2004, Portfolio Manager of Dimensional.
Date of Birth: 8/20/72                                      Formerly, Graduate Student at the University of
                                                            Chicago (Septempter 2000 to March 2001); and
                                                            Associate of US Bancorp Piper Jaffrey (September
                                                            1999 to Spetember 2000).

Truman A. Clark                           Since 1996        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 4/8/41                                       Dimensional Fund Advisors Ltd.

Christopher S. Crossan                    Since 2004        Vice President of all the DFA Entities. Formerly,
Vice President                                              Senior Compliance Officer, INVESCO Institutional,
Date of Birth: 12/21/65                                     Inc. and its affiliates (August 2000 to January
                                                            2004); Brach Chief, Investment Company and
                                                            Invesment Advisor Inspections, Securities and
                                                            Exchange Commission (April 1994 to August 2000).

                                       TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
          AND ADDRESS                       SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
James L. Davis                            Since 1999        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 11/29/56                                     Dimensional Fund Advisors Ltd. Formerly at Kansas
                                                            State University, Arthur Andersen & Co., and
                                                            Phillips Petroleum Co.

Robert T. Deere                           Since 1994        Vice President of all the DFA Entities and DFA
Vice President                                              Australia Limited. Formerly, Vice President of
Date of Birth: 10/8/57                                      Dimensional Fund Advisors Ltd.

Robert W. Dintzner                        Since 2001        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited. Prior to
Date of Birth: 3/18/70                                      April 2001, marketing supervisor and marketing
                                                            coordinator for Dimensional.

Richard A. Eustice                        Since 1998        Vice President and Assistant Secretary of all the
Vice President and Assistant                                DFA Entities and DFA Australia Limited. Formerly,
Secretary                                                   Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                       Since 1993        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited and
Date of Birth: 1/21/61                                      Dimensional Fund Advisors Ltd.

Robert M. Fezekas                         Since 2001        Vice President of all the DFA Entities. Prior to
Vice President                                              December 2001, Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                           Since 2004        Vice President of all DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 8/2/68                                       representative of Dimensional.

Gretchen A. Flicker                       Since 2004        Vice President of all DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 6/9/71                                       representative of Dimensional.

Glenn S. Freed                            Since 2001        Vice President of all the DFA Entities. Formerly,
Vice President                                              Professor and Associate Dean of the Leventhal
Date of Birth: 11/24/61                                     School of Accounting (September 1998 to August 2001)
                                                            and Academic Director Master of Business Taxation
                                                            Program (June 1996 to August 2001) at the University
                                                            of Southern California Marshall School of
                                                            Business.

Henry F. Gray                             Since 2000        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of DFA Australia Limited. Prior to
Date of Birth: 9/22/67                                      July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                      Since 1997        Vice President, Controller and Assistant Treasurer
Vice President, Controller and                              of all the DFA Entities, DFA Australia Limited,
Assistant Treasurer                                         and Dimensional Fund Advisors Ltd. Formerly,
Date of Birth: 1/22/61                                      Assistant Secretary of Dimensional Fund Advisors
                                                            Ltd..

Christine W. Ho                           Since 2004        Vice President of all DFA Entities. Prior to
Vice President                                              April 2004, Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                              Since 2004        Vice President of all DFA Entities. Prior to
Vice President                                              April 2004, counsel of Dimensional. Formerly, an
Date of Birth: 11/8/73                                      Associate at Gibson, Dunn & Crutcher LLP
                                                            (September 1997 to August 2001).

Patrick Keating                           Since 2003        Vice President of all the DFA Entities and
Vice President                                              Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                                     Director, President and Chief Executive Officer,
                                                            Assante Asset Management, Inc. (October 2000 to
                                                            December 2002); Director, Assante Capital Management
                                                            (October 2000 to December 2002); President and Chief
                                                            Executive Officer, Assante Capital Management
                                                            (October 2000 to April 2001); Executive Vice
                                                            President, Assante Corporation (May 2001 to
                                                            December 2002); Director, Assante Asset Management
                                                            Ltd. (September 1997 to December 2002); President and
                                                            Chief Executive Officer, Assante Asset Management
                                                            Ltd. (September 1998 to May 2001); Executive Vice
                                                            President, Loring Ward (financial services
                                                            company) (January 1996 to September 1998).

                                       TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
          AND ADDRESS                       SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                        Since 2004        Vice President of all the DFA Entities. From
Vice President                                              April 2001 to April 2004, Portfolio Manager for
Date of Birth: 11/7/71                                      Dimensional. Formerly, a trader at Lincoln Capital
                                                            Fixed Income Management (formerly Lincoln Capital
                                                            Management Company).

Heather H. Mathews                        Since 2004        Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, Portfolio Manager for Dimensional Fund
Date of Birth: 12/12/69                                     Advisors Inc. Formerly, Graduate Student at Harvard
                                                            University (August 1998 to June 2000).

David M. New                              Since 2003        Vice President of all the DFA Entities. Formerly,
Vice President                                              Client Service Manager of Dimensional. Formerly,
Date of Birth: 2/9/60                                       Director of Research, Wurts and Associates
                                                            (investment consulting firm) (December 2000 to
                                                            June 2002); and President, Kobe Investment Research
                                                            (August 1999 to November 2000).

Catherine L. Newell                     Vice President      Vice President and Secretary of all the DFA
Vice President and Secretary              since 1997        Entities. Vice President and Assistant Secretary of
Date of Birth: 5/7/64                   and Secretary       DFA Australia Limited (since February 2002,
                                          since 2000        April 1997 and May 2002, respectively). Vice
                                                            President and Secretary of Dimensional Fund
                                                            Advisors Canada Inc. (since June 2003). Director,
                                                            Dimensional Funds plc (since January 2002).
                                                            Formerly, Assistant Secretary of all DFA Entities
                                                            and Dimensional Fund Advisors Ltd.

David A. Plecha                           Since 1993        Vice President of all the DFA Entities, DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors
Date of Birth: 10/26/61                                     Ltd..

Edwardo A. Repetto                        Since 2002        Vice President of all the DFA Entities. Formerly,
Vice President                                              Research Associate for Dimensional (June 2000 to
Date of Birth: 1/28/67                                      April 2002). Formerly, Research Scientist
                                                            (August 1998 to June 2000), California Institute of
                                                            Technology.

Michael T. Scardina                       Since 1993        Vice President, Chief Financial Officer and
Vice President, Chief Financial Officer                     Treasurer of all the DFA Entities, DFA Australia
and Treasurer                                               Limited and Dimensional Fund Advisors Ltd., and
Date of Birth: 10/12/55                                     since June 2003, Dimensional Fund Advisors Canada
                                                            Inc. Director, Dimensional Fund Advisors Ltd. (since
                                                            February 2002) and Dimensional Funds, plc
                                                            (January 2002).

David E. Schneider                        Since 2001        Vice President of all the DFA Entities. Prior to
Vice President                                              2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                         Since 2001        Vice President of all the DFA Entities. Director of
Vice President                                              Dimensional Fund Advisors Ltd. Formerly, Vice
Santa Monica, CA                                            President of DFA Australia Limited. Formerly,
Date of Birth: 8/24/54                                      Director of Dimensional Funds plc. Formerly,
                                                            Managing Principal, Payden & Rygel Investment
                                                            Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*             Since 1988        Executive Vice President of all the DFA Entities
Executive Vice President                                    and DFA Australia Limited. Vice President
Santa Monica, CA                                            (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                      Dimensional Fund Advisors Ltd. (since January 2003)
                                                            and Dimensional Fund Advisor Canada Inc. (since
                                                            June 2003).

Grady M. Smith                            Since 2004        Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, Portfolio Manager of Dimensional.
Date of Birth: 5/26/56                                      Formerly, Principal of William M. Mercer,
                                                            Incorporated (July 1995 to June 2001).

Carl G. Snyder                            Since 2000        Vice President of all the DFA Entities. Prior to
Vice President                                              July 2000, Portfolio Manager of Dimensional.
Santa Monica, CA                                            Formerly, Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                        Since 2004        Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 11/10/47                                     representative of Dimensional.

                                       TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND       AND LENGTH OF
          AND ADDRESS                       SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                        Since 2004        Vice President of all the DFA Entities and
Vice President                                              Dimensional Fund Advisors Canada Inc. (since
Date of Birth: 3/25/73                                      June 2003). Prior to April 2002, Regional Director
                                                            of Dimensional. Formerly, Vice President and
                                                            General Manager of Assante Global Advisors
                                                            (July 2000 to April 2002); Vice President of
                                                            Assante Asset Management Inc. (March 2000 to
                                                            July 2000); and Private Client Manager at Loring
                                                            Ward Investment Counsel Ltd. (June 1997 to
                                                            February 2002).

Karen E. Umland                           Since 1997        Vice President of all the DFA Entities, DFA
Vice President                                              Australia Limited, Dimensional Fund Advisors Ltd.,
Santa Monica, CA                                            and since June 2003, Dimensional Fund Advisors
Date of Birth: 3/10/66                                      Canada Inc.

Carol W. Wardlaw                          Since 2004        Vice President of all the DFA Entities. Prior to
Vice President                                              April 2004, institutional client service
Date of Birth: 8/7/58                                       representative of Dimensional.

Weston J. Wellington                      Since 1997        Vice President of all the DFA Entities. Formerly,
Vice President                                              Vice President of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                         Since 2001        Vice President of all the DFA Entities. Prior to
Vice President                                              2001, Director of Financial Advisors Services of
Santa Monica, CA                                            Dimensional. Director of Dimensional Fund Advisors
Date of Birth: 3/3/45                                       Ltd. (since October 2003) and President of
                                                            Dimensional Fund Advisors Canada Inc. (since
                                                            June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees
              Fiscal Year Ended November 30, 2004:  $71,797
              Fiscal Year Ended November 30, 2003:  $64,235

     (b)  Audit-Related Fees

              Fees for Registrant Fiscal Year Ended November 30, 2004:   $7,920
                                  Fiscal Year Ended November 30, 2003:   $7,740

     Audited-Related Fees included, for the fiscal year ended November 30, 2004, fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements, and, for fiscal year ended November 30, 2003, fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements and for consents issued in connection with post-effective amendments to the Registrant's registration statement.

     There were no Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (c) Tax Fees

              Fees for Registrant Fiscal Year Ended November 30, 2004:   $3,100
                                  Fiscal Year Ended November 30, 2003:   $2,880

     In the fiscal years ended November 30, 2004 and November 30, 2003, Tax Fees included services in connection with the Registrant's excise tax calculations and review of the Registrant's tax returns.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d) All Other Fees
              Fees for Registrant Fiscal Year Ended November 30, 2004:       $0
                                  Fiscal Year Ended November 30, 2003:       $0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of
                      DFA Investment Dimensions Group Inc.
                  Dimensional Emerging Markets Value Fund Inc.
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")

     The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent auditors (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

     The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

     These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

     A.   General

     1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

     2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

     B.   Pre-Approval of Audit Services to the Funds

     1. The Committee shall approve the engagement of an auditor to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

     2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

     3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the "Independent Directors").

     C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

     1. The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

     2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

     3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

     4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

     5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

     D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

     1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

     2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

     3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

     4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

          (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

          (b) refer such matter to the Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

     5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

     E.   Amendment; Annual Review

     1.   The Committee may amend these procedures from time to time.

     2.   These procedures shall be reviewed annually by the Committee.

     F.   Recordkeeping

     1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

     2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

     3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

  (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended November 30, 2004 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was NOT greater than 50%.

     (g)  Aggregate Non-Audit Fees

                          Fiscal Year Ended November 30, 2004:         $171,320
                          Fiscal Year Ended November 30, 2003:         $156,620

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see schedule of investments contained in the reports to stockholders included under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR/A (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

     (a)  Code of Ethics is filed herewith.

     (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.


By:      /s/ David G. Booth
         --------------------------------------------
         David G. Booth
         Chairman, Director, President,
         Chief Executive Officer and Chief Investment Officer

Date:  March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ David G. Booth
         --------------------------------------------
         David G. Booth
         Principal Executive Officer
         Dimensional Investment Group Inc.

Date:  March 28, 2005


By:      /s/ Michael T. Scardina
         --------------------------------------------
         Michael T. Scardina
         Principal Financial Officer
         Dimensional Investment Group Inc.

Date:  March 28, 2005